UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy Shares/Ticker: JACXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$17	0.16%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JACXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Academy Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency Shares/Ticker: VPIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VPIXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Capital Shares/Ticker: CJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$17	0.16%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CJTXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Empower Shares/Ticker: EJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$17	0.16%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJTXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Empower Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
IM Shares/Ticker: JSMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$12	0.11%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - IM Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Institutional Class Shares/Ticker: JTSXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTSXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Morgan Shares/Ticker: HTSXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$58	0.57%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HTSXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Premier Shares/Ticker: VHPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$42	0.41%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VHPXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Reserve Shares/Ticker: RJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$68	0.66%

KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RJTXX-226
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Reserve Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Agency Shares/Ticker: JOYXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOYXX-226
JPMorgan California Municipal Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Institutional Class Shares/Ticker: JGCXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGCXX-226
JPMorgan California Municipal Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Morgan Shares/Ticker: VCAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$60	0.59%

KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VCAXX-226
JPMorgan California Municipal Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Premier Shares/Ticker: JCRXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Premier Shares)	$45	0.45%

KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCRXX-226
JPMorgan California Municipal Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Service Shares/Ticker: JCVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Service Shares)	$106	1.05%

KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCVXX-226
JPMorgan California Municipal Money Market Fund - Service Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Tax Free Bond Fund
Class A Shares/Ticker: JCBAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class A Shares)	$55	0.54%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 4.34% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class A Shares)	September 10, 2001	0.44%	0.40%	1.25%
JPMorgan California Tax Free Bond Fund (Class A Shares) - excluding sales charge		4.34	1.17	1.64
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1-17 years. The Bloomberg California Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% California bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBAX-226
JPMorgan California Tax Free Bond Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Tax Free Bond Fund
Class C Shares/Ticker: JCBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class C Shares)	$106	1.04%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.86% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class C Shares)	February 19, 2005	2.86%	0.67%	1.22%
JPMorgan California Tax Free Bond Fund (Class C Shares) - excluding sales charge		3.86	0.67	1.22
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1-17 years. The Bloomberg California Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% California bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBCX-226
JPMorgan California Tax Free Bond Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan California Tax Free Bond Fund

Class I Shares/Ticker: JPICX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class I Shares)	$45	0.44%
How did the Fund Perform?
The Fund's Class I Shares returned 4.47% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class I Shares)	December 23, 1996	4.47%	1.29%	1.74%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1-17 years. The Bloomberg California Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% California bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPICX-226
JPMorgan California Tax Free Bond Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan California Tax Free Bond Fund
Class R6 Shares/Ticker: JCBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$35	0.34%
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.57% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	4.57%	1.39%	1.82%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1-17 years. The Bloomberg California Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% California bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBSX-226
JPMorgan California Tax Free Bond Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Corporate Bond Fund

Class A Shares/Ticker: CBRAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class A Shares)	$77	0.74%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.66% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class A Shares)	March 1, 2013	2.64%	0.14%	2.95%
JPMorgan Corporate Bond Fund (Class A Shares) - excluding sales charge		6.66	0.90	3.35
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBRAX-226
JPMorgan Corporate Bond Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Corporate Bond Fund

Class C Shares/Ticker: CBRCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class C Shares)	$128	1.24%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.01% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class C Shares)	March 1, 2013	5.01%	0.38%	2.93%
JPMorgan Corporate Bond Fund (Class C Shares) - excluding sales charge		6.01	0.38	2.93
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBRCX-226
JPMorgan Corporate Bond Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Corporate Bond Fund

Class I Shares/Ticker: CBFSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class I Shares)	$51	0.49%
How did the Fund Perform?
The Fund's Class I Shares returned 6.91% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class I Shares)	March 1, 2013	6.91%	1.15%	3.61%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBFSX-226
JPMorgan Corporate Bond Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
Class R6 Shares/Ticker: CBFVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class R6 Shares)	$41	0.39%
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.02% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class R6 Shares)	March 1, 2013	7.02%	1.24%	3.71%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Corporate Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBFVX-226
JPMorgan Corporate Bond Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class A Shares/Ticker: JEDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$112	1.05%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 13.54% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class A Shares)	June 30, 2006	9.21%	1.50%	3.24%
JPMorgan Emerging Markets Debt Fund (Class A Shares) - excluding sales charge		13.54	2.28	3.64
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEDAX-226
JPMorgan Emerging Markets Debt Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class C Shares/Ticker: JEDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$165	1.55%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.05% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class C Shares)	June 30, 2006	12.05%	1.79%	3.23%
JPMorgan Emerging Markets Debt Fund (Class C Shares) - excluding sales charge		13.05	1.79	3.23
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEDCX-226
JPMorgan Emerging Markets Debt Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class I Shares/Ticker: JEMDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$86	0.80%
How did the Fund Perform?
The Fund's Class I Shares returned 13.79% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class I Shares)	April 17, 1997	13.79%	2.56%	3.90%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMDX-226
JPMorgan Emerging Markets Debt Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class R5 Shares/Ticker: JEMRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$81	0.75%
How did the Fund Perform?
The Fund's Class R5 Shares returned 13.96% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	May 15, 2006	13.96%	2.60%	4.00%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMRX-226
JPMorgan Emerging Markets Debt Fund - Class R5

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class R6 Shares/Ticker: JEMVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$70	0.65%
How did the Fund Perform?
The Fund's Class R6 Shares returned 13.94% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	July 2, 2012	13.94%	2.71%	4.08%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Global Aggregate Index and the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMVX-226
JPMorgan Emerging Markets Debt Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Federal Money Market Fund

Agency Shares/Ticker: VFIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Agency Shares)	$27	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFIXX-226
JPMorgan Federal Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Federal Money Market Fund

Institutional Class Shares/Ticker: JFMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFMXX-226
JPMorgan Federal Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Federal Money Market Fund

Morgan Shares/Ticker: VFVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Morgan Shares)	$59	0.58%

KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFVXX-226
JPMorgan Federal Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Federal Money Market Fund
Premier Shares/Ticker: VFPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Premier Shares)	$43	0.42%

KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFPXX-226
JPMorgan Federal Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Floating Rate Income Fund
Class A Shares/Ticker: JPHAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class A Shares)	$99	0.99%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 0.12% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class A Shares)	June 1, 2011	(2.12)%	3.16%	3.76%
JPMorgan Floating Rate Income Fund (Class A Shares) - excluding sales charge		0.12	3.64	4.00
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class A Shares of Fund, the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index from February 28, 2015 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHAX-226
JPMorgan Floating Rate Income Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Floating Rate Income Fund
Class C Shares/Ticker: JPHCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class C Shares)	$149	1.49%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned (0.38%) for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class C Shares)	June 1, 2011	(1.38)%	3.14%	3.58%
JPMorgan Floating Rate Income Fund (Class C Shares) - excluding sales charge		(0.38)	3.14	3.58
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in the Class C Shares of Fund, the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index from February 28, 2015 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHCX-226
JPMorgan Floating Rate Income Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Floating Rate Income Fund
Class I Shares/Ticker: JPHSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class I Shares)	$74	0.74%
How did the Fund Perform?
The Fund's Class I Shares returned 0.37% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class I Shares)	June 1, 2011	0.37%	3.90%	4.26%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of Fund, the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index from February 28, 2015 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHSX-226
JPMorgan Floating Rate Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Floating Rate Income Fund

Class R6 Shares/Ticker: JPHRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$64	0.64%
How did the Fund Perform?
The Fund's Class R6 Shares returned 0.48% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class R6 Shares)	October 31, 2013	0.48%	4.02%	4.37%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in the Class R6 Shares of Fund, the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index from February 28, 2015 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Credit Suisse Leveraged Loan Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHRX-226
JPMorgan Floating Rate Income Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Class A Shares/Ticker: GBOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$93	0.89%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 8.04% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class A Shares)	September 4, 2012	3.97%	2.08%	3.98%
JPMorgan Global Bond Opportunities Fund (Class A Shares) - excluding sales charge		8.04	2.86	4.38
Bloomberg Multiverse Index		8.45	(0.97)	1.42
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund and the Bloomberg Multiverse Index from August 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Multiverse Index is a measure of the global fixed-income bond market that combines the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index measures grade debt from twenty-four different local currency markets. The Bloomberg Global High-Yield Index measures the global high-yield fixed income markets. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOAX-226
JPMorgan Global Bond Opportunities Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class C Shares/Ticker: GBOCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$134	1.29%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 7.55% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class C Shares)	September 4, 2012	6.55%	2.45%	4.04%
JPMorgan Global Bond Opportunities Fund (Class C Shares) - excluding sales charge		7.55	2.45	4.04
Bloomberg Multiverse Index		8.45	(0.97)	1.42
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund and the Bloomberg Multiverse Index from August 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Multiverse Index is a measure of the global fixed-income bond market that combines the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index measures grade debt from twenty-four different local currency markets. The Bloomberg Global High-Yield Index measures the global high-yield fixed income markets. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOCX-226
JPMorgan Global Bond Opportunities Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class I Shares/Ticker: GBOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$67	0.64%
How did the Fund Perform?
The Fund's Class I Shares returned 8.28% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class I Shares)	September 4, 2012	8.28%	3.09%	4.63%
Bloomberg Multiverse Index		8.45	(0.97)	1.42
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund and the Bloomberg Multiverse Index from August 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Multiverse Index is a measure of the global fixed-income bond market that combines the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index measures grade debt from twenty-four different local currency markets. The Bloomberg Global High-Yield Index measures the global high-yield fixed income markets. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOSX-226
JPMorgan Global Bond Opportunities Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class R6 Shares/Ticker: GBONX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$51	0.49%
How did the Fund Perform?
The Fund's Class R6 Shares returned 8.44% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	September 4, 2012	8.44%	3.27%	4.79%
Bloomberg Multiverse Index		8.45	(0.97)	1.42
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund and the Bloomberg Multiverse Index from August 31, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Multiverse Index is a measure of the global fixed-income bond market that combines the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index measures grade debt from twenty-four different local currency markets. The Bloomberg Global High-Yield Index measures the global high-yield fixed income markets. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBONX-226
JPMorgan Global Bond Opportunities Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Income Fund

Class A Shares/Ticker: JGIAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class A Shares)	$67	0.65%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.50% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class A Shares)	June 2, 2014	2.55%	2.21%	4.11%
JPMorgan Income Fund (Class A Shares) - excluding sales charge		6.50	2.99	4.50
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of Fund and the Bloomberg U.S. Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGIAX-226
JPMorgan Income Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Income Fund

Class C Shares/Ticker: JGCGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class C Shares)	$123	1.20%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.93% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class C Shares)	June 2, 2014	4.93%	2.42%	4.05%
JPMorgan Income Fund (Class C Shares) - excluding sales charge		5.93	2.42	4.05
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of Fund and the Bloomberg U.S. Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGCGX-226
JPMorgan Income Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Income Fund
Class I Shares/Ticker: JMSIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class I Shares)	$41	0.40%
How did the Fund Perform?
The Fund's Class I Shares returned 6.75% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class I Shares)	June 2, 2014	6.75%	3.25%	4.77%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of Fund and the Bloomberg U.S. Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSIX-226
JPMorgan Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Income Fund
Class R6 Shares/Ticker: JMSFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class R6 Shares)	$40	0.38%
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.75% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class R6 Shares)	June 2, 2014	6.75%	3.27%	4.79%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of Fund and the Bloomberg U.S. Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSFX-226
JPMorgan Income Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Managed Income Fund
Class I Shares/Ticker: JMGLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class I Shares)	$40	0.39%
How did the Fund Perform?
The Fund's Class I Shares returned 4.50% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg U.S. Corporate 1-3 Year Index Option-Adjusted Spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive performance. Out-of-Index allocations to corporate debt, money market securities and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.63–0.70 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS provided diversification and attractive spreads.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class I Shares)	July 5, 2017	4.50%	3.21%	2.41%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,870,345
Total number of portfolio holdings	410
Portfolio turnover rate	98%
Total advisory fees paid (000's)	$4,661
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGLX-226
JPMorgan Managed Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Managed Income Fund
Class L Shares/Ticker: JMGIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class L Shares)	$25	0.24%
How did the Fund Perform?
The Fund's Class L Shares returned 4.55% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg U.S. Corporate 1-3 Year Index Option-Adjusted Spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive performance. Out-of-Index allocations to corporate debt, money market securities and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.63–0.70 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS provided diversification and attractive spreads.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class L Shares)	September 30, 2010	4.55%	3.36%	2.56%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$4,870,345
Total number of portfolio holdings	410
Portfolio turnover rate	98%
Total advisory fees paid (000's)	$4,661
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGIX-226
JPMorgan Managed Income Fund - Class L

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Agency Shares/Ticker: JONXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JONXX-226
JPMorgan New York Municipal Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Institutional Class Shares/Ticker: JGNXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGNXX-226
JPMorgan New York Municipal Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Morgan Shares/Ticker: VNYXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$60	0.59%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VNYXX-226
JPMorgan New York Municipal Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Premier Shares/Ticker: JNPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$43	0.43%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNPXX-226
JPMorgan New York Municipal Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Reserve Shares/Ticker: JNYXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$70	0.69%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNYXX-226
JPMorgan New York Municipal Money Market Fund - Reserve Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Service Shares/Ticker: JNVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Service Shares)	$105	1.04%

KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNVXX-226
JPMorgan New York Municipal Money Market Fund - Service Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class A Shares/Ticker: VANTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$56	0.55%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.76% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class A Shares)	February 16, 2001	(0.13)%	0.41%	1.19%
JPMorgan New York Tax Free Bond Fund (Class A Shares) - excluding sales charge		3.76	1.18	1.58
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg New York Municipal Bond Index and the from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg New York Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg New York Municipal Bond Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% New York bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VANTX-226
JPMorgan New York Tax Free Bond Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class C Shares/Ticker: JCNTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$106	1.05%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.40% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class C Shares)	January 31, 2003	2.40%	0.69%	1.17%
JPMorgan New York Tax Free Bond Fund (Class C Shares) - excluding sales charge		3.40	0.69	1.17
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg New York Municipal Bond Index and the from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg New York Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg New York Municipal Bond Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% New York bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCNTX-226
JPMorgan New York Tax Free Bond Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class I Shares/Ticker: JNYIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$46	0.45%
How did the Fund Perform?
The Fund's Class I Shares returned 3.83% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class I Shares)	September 10, 2001	3.83%	1.35%	1.79%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg New York Municipal Bond Index and the from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg New York Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg New York Municipal Bond Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% New York bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNYIX-226
JPMorgan New York Tax Free Bond Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class R6 Shares/Ticker: VINRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$35	0.35%
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.10% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	4.10%	1.45%	1.86%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg New York Municipal Bond Index and the from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg New York Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg New York Municipal Bond Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market comprised of 100% New York bonds. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VINRX-226
JPMorgan New York Tax Free Bond Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Academy Shares/Ticker: JPAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Academy Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPAXX-226
JPMorgan Prime Money Market Fund - Academy Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Agency Shares/Ticker: VMIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Agency Shares)	$27	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VMIXX-226
JPMorgan Prime Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Capital Shares/Ticker: CJPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Capital Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CJPXX-226
JPMorgan Prime Money Market Fund - Capital Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Empower Shares/Ticker: EJPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Empower Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJPXX-226
JPMorgan Prime Money Market Fund - Empower Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
IM Shares/Ticker: JIMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (IM Shares)	$12	0.12%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIMXX-226
JPMorgan Prime Money Market Fund - IM Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Institutional Class Shares/Ticker: JINXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JINXX-226
JPMorgan Prime Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Morgan Shares/Ticker: VMVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Morgan Shares)	$52	0.51%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VMVXX-226
JPMorgan Prime Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Premier Shares/Ticker: VPMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Premier Shares)	$43	0.42%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VPMXX-226
JPMorgan Prime Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Reserve Shares/Ticker: JRVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Reserve Shares)	$71	0.70%

KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JRVXX-226
JPMorgan Prime Money Market Fund - Reserve Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class A Shares/Ticker: JSDHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$66	0.64%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 5.97% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class A Shares)	March 1, 2013	3.54%	1.88%	3.53%
JPMorgan Short Duration Core Plus Fund (Class A Shares) - excluding sales charge		5.97	2.35	3.76
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDHX-226
JPMorgan Short Duration Core Plus Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class C Shares/Ticker: JSDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$117	1.14%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.35% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class C Shares)	March 1, 2013	4.35%	1.82%	3.35%
JPMorgan Short Duration Core Plus Fund (Class C Shares) - excluding sales charge		5.35	1.82	3.35
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDCX-226
JPMorgan Short Duration Core Plus Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class I Shares/Ticker: JSDSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$40	0.39%
How did the Fund Perform?
The Fund's Class I Shares returned 6.24% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class I Shares)	March 1, 2013	6.24%	2.60%	4.02%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDSX-226
JPMorgan Short Duration Core Plus Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class R6 Shares/Ticker: JSDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$34	0.33%
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.30% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	March 1, 2013	6.30%	2.67%	4.10%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDRX-226
JPMorgan Short Duration Core Plus Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class A Shares/Ticker: JSOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$97	0.95%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.81% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	October 10, 2008	(0.05)%	2.17%	2.92%
JPMorgan Strategic Income Opportunities Fund (Class A Shares) - excluding sales charge		3.81	2.96	3.32
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Universal Index represents the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOAX-226
JPMorgan Strategic Income Opportunities Fund - Class A

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class C Shares/Ticker: JSOCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$147	1.45%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.31% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	October 10, 2008	2.31%	2.46%	2.91%
JPMorgan Strategic Income Opportunities Fund (Class C Shares) - excluding sales charge		3.31	2.46	2.91
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Universal Index represents the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOCX-226
JPMorgan Strategic Income Opportunities Fund - Class C

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class I Shares/Ticker: JSOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$71	0.70%
How did the Fund Perform?
The Fund's Class I Shares returned 4.14% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	October 10, 2008	4.14%	3.22%	3.59%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Universal Index represents the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOSX-226
JPMorgan Strategic Income Opportunities Fund - Class I

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class R5 Shares/Ticker: JSORX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$56	0.55%
How did the Fund Perform?
The Fund's Class R5 Shares returned 4.20% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	October 10, 2008	4.20%	3.37%	3.75%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Universal Index represents the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSORX-226
JPMorgan Strategic Income Opportunities Fund - Class R5

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class R6 Shares/Ticker: JSOZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$46	0.45%
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.31% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	November 1, 2017	4.31%	3.48%	3.84%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Universal Index represents the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOZX-226
JPMorgan Strategic Income Opportunities Fund - Class R6

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Agency Shares/Ticker: VTIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VTIXX-226
JPMorgan Tax Free Money Market Fund - Agency Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Institutional Class Shares/Ticker: JTFXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTFXX-226
JPMorgan Tax Free Money Market Fund - Institutional Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Tax Free Money Market Fund

Morgan Shares/Ticker: VTMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$59	0.58%

KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VTMXX-226
JPMorgan Tax Free Money Market Fund - Morgan Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Tax Free Money Market Fund
Premier Shares/Ticker: VXPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Premier Shares)	$42	0.42%

KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VXPXX-226
JPMorgan Tax Free Money Market Fund - Premier Class

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Tax Free Money Market Fund
Reserve Shares/Ticker: RTJXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$68	0.67%

KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RTJXX-226
JPMorgan Tax Free Money Market Fund - Reserve Class

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $1,145,445

2025 – $1,349,903

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $119,052

2025 – $142,521

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $245,810

2025 – $263,542

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $41.0 million

2024 - $35.3 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the Financial Statements under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Money Market Funds
February 28, 2026
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.0%
Barclays Capital, Inc., 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $200,147, collateralized by Asset-Backed Securities, 0.00% - 11.25%, due 7/17/2026 - 5/25/2063 and Collateralized Mortgage Obligations, 0.00% - 7.19%, due 5/15/2028 - 12/25/2070, with a value of $217,349.	200,000	200,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $75,023, collateralized by Corporate Notes and Bonds, 1.65% - 7.00%, due 12/7/2026 - 10/15/2055, with a value of $78,775.	75,000	75,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $250,078, collateralized by Asset-Backed Securities, 0.00% - 12.00%, due 10/25/2031 - 10/25/2055 and Collateralized Mortgage Obligations, 0.00% - 13.45%, due 2/25/2029 - 2/25/2071, with a value of $273,018.	250,000	250,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $60,043, collateralized by Corporate Notes and Bonds, 1.64% - 7.00%, due 8/27/2026 - 3/1/2056, with a value of $63,181.	60,000	60,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $80,058, collateralized by Corporate Notes and Bonds, 1.25% - 8.25%, due 4/18/2026 - 5/1/2056, with a value of $84,242.	80,000	80,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/6/2026, repurchase price $110,080, collateralized by Collateralized Mortgage Obligations, 1.50% - 6.15%, due 8/16/2038 - 9/25/2065, with a value of $119,145.	110,000	110,000
BMO Capital Markets Corp., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $240,175, collateralized by Collateralized Mortgage Obligations, 0.00% - 9.04%, due 6/25/2028 - 8/25/2070 and Corporate Notes and Bonds, 2.88% - 9.63%, due 9/30/2026 - 3/15/2082, with a value of $259,982.	240,000	240,000
BNP Paribas SA, 3.74%, dated 2/27/2026, due 3/4/2026, repurchase price $170,088, collateralized by Asset-Backed Securities, 2.95% - 6.83%, due 7/17/2028 - 1/20/2039, Collateralized Mortgage Obligations, 0.22% - 5.51%, due 9/15/2031 - 7/25/2052, Corporate Notes and Bonds, 2.00% - 7.62%, due 12/17/2026 - 2/4/2066 and FNMA, 4.25% - 14.28%, due 2/27/2040 - 4/25/2062, with a value of $180,901.	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $275,202, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.31%, due 8/15/2041 - 10/25/2065 and Corporate Notes and Bonds, 0.00% - 12.00%, due 7/1/2026 - 3/25/2036^^, with a value of $296,823.	275,000	275,000
BNP Paribas SA, 3.83%, dated 2/27/2026, due 3/6/2026, repurchase price $463,345, collateralized by Asset-Backed Securities, 5.57% - 5.62%, due 7/21/2036 - 10/30/2036, Collateralized Mortgage Obligations, 4.20% - 5.14%, due 4/12/2051 - 11/25/2065, Corporate Notes and Bonds, 0.00% - 8.00%, due 11/25/2026 - 2/15/2066^^, FNMA, 4.25% - 15.17%, due 1/25/2034 - 4/25/2062 and Municipal Debt Securities, 1.88%, due 7/25/2037, with a value of $495,159.	463,000	463,000
BNP Paribas SA, 3.84%, dated 2/27/2026, due 3/6/2026, repurchase price $537,401, collateralized by Asset-Backed Securities, 5.42%, due 10/20/2037, Collateralized Mortgage Obligations, 0.00% - 10.00%, due 6/25/2028 - 2/25/2071, Corporate Notes and Bonds, 3.63% - 5.05%, due 11/3/2027 - 12/15/2047, FHLMC, 1.47% - 6.79%, due 4/25/2026 - 5/25/2051 and FNMA, 10.38%, due 2/27/2040, with a value of $575,375.	537,000	537,000
BNP Paribas SA, 3.88%, dated 2/27/2026, due 3/6/2026, repurchase price $500,377, collateralized by Asset-Backed Securities, 3.92% - 6.47%, due 9/15/2028 - 9/25/2037, Collateralized Mortgage Obligations, 0.22% - 8.31%, due 11/15/2027 - 10/26/2065 and Corporate Notes and Bonds, 0.00% - 13.50%, due 1/15/2027 - 3/7/2087^^, with a value of $549,752.	500,000	500,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $25,098, collateralized by Asset-Backed Securities, 3.92% - 6.50%, due 12/25/2035 - 2/25/2056, Collateralized Mortgage Obligations, 0.22% - 8.31%, due 11/15/2027 - 10/25/2069 and Corporate Notes and Bonds, 0.00% - 13.00%, due 8/16/2026 - 3/7/2087^^, with a value of $27,502.	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $200,788, collateralized by Asset-Backed Securities, 0.00% - 6.83%, due 12/10/2028 - 2/25/2059, Collateralized Mortgage Obligations, 0.00% - 8.31%, due 5/17/2038 - 11/25/2065, Corporate Notes and Bonds, 0.00% - 14.50%, due 11/5/2026 - 6/15/2076^^ and Sovereign Government Securities, 0.00% - 4.00%, due 3/15/2029 - 12/15/2035, with a value of $220,326.	200,000	200,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $250,984, collateralized by Asset-Backed Securities, 4.03% - 6.50%, due 1/25/2035 - 2/25/2056, Collateralized Mortgage Obligations, 4.92% - 8.31%, due 11/15/2027 - 10/25/2065 and Corporate Notes and Bonds, 0.01% - 14.50%, due 11/5/2026 - 3/7/2087^^, with a value of $274,952.	250,000	250,000
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $300,094, collateralized by Asset-Backed Securities, 0.00% - 7.50%, due 7/17/2026 - 11/9/2042, Collateralized Mortgage Obligations, 0.00% - 9.99%, due 10/25/2033 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 7/1/2026 - 5/29/2049 and FNMA, 7.03%, due 10/25/2049, with a value of $324,006.	300,000	300,000
BofA Securities, Inc., 4.09%, dated 2/27/2026, due 6/2/2026, repurchase price $389,155, collateralized by Collateralized Mortgage Obligations, 0.00% - 12.34%, due 11/25/2026 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 11/1/2029 - 8/1/2044 and FNMA, 7.42% - 9.03%, due 12/26/2041 - 1/25/2050, with a value of $415,800.	385,000	385,000
Citigroup Global Markets Holdings, Inc., 3.72%, dated 2/27/2026, due 3/2/2026, repurchase price $750,233, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 11/15/2032 - 1/15/2035, with a value of $765,000.	750,000	750,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $150,108, collateralized by Sovereign Government Securities, 3.13% - 5.00%, due 4/15/2031 - 5/15/2051, with a value of $162,000.	150,000	150,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $202,073, collateralized by Common Stocks, with a value of $216,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $202,073, collateralized by Common Stocks, with a value of $216,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $227,332, collateralized by Common Stocks, with a value of $243,000.	225,000	225,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 2/27/2026, due 3/3/2026, repurchase price $430,177, collateralized by Asset-Backed Securities, 3.85% - 7.83%, due 11/10/2028 - 11/25/2034, Collateralized Mortgage Obligations, 5.10% - 5.93%, due 2/18/2042 - 8/12/2042, Commercial Paper, 0.00% - 3.93%, due 3/24/2026 - 2/11/2027, Corporate Notes and Bonds, 1.90% - 12.25%, due 4/22/2026 - 8/6/2061^^ Sovereign Government Securities, 3.00% - 5.13%, due 5/20/2027 - 9/18/2034 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $453,895.	430,000	430,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $90,065, collateralized by Asset-Backed Securities, 2.24% - 6.66%, due 12/16/2030 - 6/25/2055, Collateralized Mortgage Obligations, 5.44% - 6.41%, due 11/20/2037 - 12/15/2044, Commercial Paper, 0.00%, due 3/27/2026 - 10/30/2026, Corporate Notes and Bonds, 3.15% - 7.88%, due 10/1/2026 - 9/15/2055^^ and Sovereign Government Securities, 3.75% - 5.44%, due 7/15/2030 - 2/14/2037, with a value of $96,039.	90,000	90,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $305,223, collateralized by Asset-Backed Securities, 2.79% - 6.99%, due 8/15/2029 - 10/17/2072, Collateralized Mortgage Obligations, 2.31% - 6.41%, due 11/15/2034 - 11/25/2061, Commercial Paper, 0.00%, due 8/24/2026, Corporate Notes and Bonds, 1.16% - 8.50%, due 4/3/2026 - 3/1/2055^^ Sovereign Government Securities, 3.00% - 6.25%, due 11/16/2027 - 10/20/2033 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $322,940.	305,000	305,000
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $500,366, collateralized by Asset-Backed Securities, 2.48% - 6.62%, due 8/15/2029 - 10/15/2075, Collateralized Mortgage Obligations, 3.52% - 5.81%, due 11/20/2037 - 8/25/2070, Commercial Paper, 0.00%, due 4/16/2026, Corporate Notes and Bonds, 1.25% - 9.50%, due 4/1/2026 - 10/27/2081^^ Sovereign Government Securities, 0.75% - 6.25%, due 6/28/2027 - 1/12/2036 and U.S. Treasury Securities, 4.25%, due 2/28/2029, with a value of $529,528.	500,000	500,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,150,351, collateralized by U.S. Treasury Securities, 1.13% - 4.00%, due 4/15/2028 - 8/15/2049, with a value of $1,173,000.	1,150,000	1,150,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 0.63% - 5.00%, due 8/15/2027 - 8/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $2,650,810, collateralized by FHLMC, 2.50% - 7.00%, due 4/1/2032 - 10/1/2055 and FNMA, 1.50% - 8.00%, due 10/1/2030 - 3/1/2062, with a value of $2,703,000.	2,650,000	2,650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.05%, dated 2/27/2026, due 4/27/2026, repurchase price $578,817, collateralized by Asset-Backed Securities, 4.19% - 11.48%, due 10/15/2030 - 6/25/2065, Collateralized Mortgage Obligations, 1.50% - 11.09%, due 5/7/2030 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 15.20%, due 3/5/2026 - 3/15/2042 and Sovereign Government Securities, 0.00% - 8.75%, due 2/1/2030 - 1/12/2056, with a value of $620,474.	575,000	575,000
Goldman Sachs & Co. LLC, 4.08%, dated 2/27/2026, due 4/27/2026, repurchase price $654,346, collateralized by Asset-Backed Securities, 0.00% - 12.31%, due 11/20/2026 - 6/25/2065, Collateralized Mortgage Obligations, 0.00% - 9.43%, due 8/17/2026 - 10/25/2065, Commercial Paper, 0.00%, due 3/2/2026 - 7/8/2026, Corporate Notes and Bonds, 0.00% - 13.75%, due 5/1/2026 - 3/31/2055 Sovereign Government Securities, 1.00% - 8.50%, due 7/9/2029 - 9/10/2060 and U.S. Treasury Securities, 0.00% - 2.13%, due 1/15/2034 - 8/15/2051, with a value of $698,331.	650,000	650,000
HSBC Securities USA, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $20,006, collateralized by Asset-Backed Securities, 4.38% - 4.97%, due 6/15/2033 - 4/20/2062, with a value of $21,207.	20,000	20,000
HSBC Securities USA, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $800,249, collateralized by Corporate Notes and Bonds, 1.75% - 8.75%, due 12/15/2026 - 12/31/2079^^, FNMA, 4.00%, due 3/25/2026, GNMA, 3.00% - 5.00%, due 1/20/2030 - 12/20/2048 and U.S. Treasury Securities, 0.00% - 3.38%, due 2/28/2026 - 11/15/2048, with a value of $840,261.	800,000	800,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Corporate Notes and Bonds, 1.70% - 5.89%, due 1/5/2027 - 2/23/2032, FHLMC, 5.50%, due 6/1/2040 and FNMA, 3.50% - 6.00%, due 6/1/2043 - 7/1/2056, with a value of $104,958.	100,000	100,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Common Stocks, with a value of $108,034.	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $230,072, collateralized by Corporate Notes and Bonds, 1.92% - 6.75%, due 7/1/2026 - 6/1/2040, FHLMC, 5.50%, due 6/1/2040 and FNMA, 4.68% - 6.00%, due 7/1/2034 - 10/1/2055, with a value of $241,575.	230,000	230,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $300,094, collateralized by Common Stocks, with a value of $324,101.	300,000	300,000
ING Financial Markets LLC, 4.11%, dated 2/27/2026, due 3/23/2026, repurchase price $551,507, collateralized by Common Stocks, with a value of $598,206.	550,000	550,000
Mitsubishi UFJ Trust & Banking Corp., 3.74%, dated 2/27/2026, due 3/5/2026, repurchase price $1,000,623, collateralized by Corporate Notes and Bonds, 0.00% - 5.25%, due 9/11/2026 - 5/19/2033, with a value of $1,050,218.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by Corporate Notes and Bonds, 2.50% - 7.75%, due 11/21/2026 - 2/1/2065, with a value of $157,549.	150,000	150,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Asset-Backed Securities, 5.17% - 6.82%, due 8/15/2031 - 4/15/2038, Collateralized Mortgage Obligations, 5.08% - 6.45%, due 6/16/2036 - 2/25/2064 and Corporate Notes and Bonds, 0.00% - 9.50%, due 10/20/2028 - 8/15/2051^^, with a value of $53,178.	50,000	50,000
Natixis SA, 3.82%, dated 2/27/2026, due 3/3/2026, repurchase price $510,216, collateralized by Asset-Backed Securities, 2.75% - 10.90%, due 4/1/2028 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 7.47%, due 3/17/2036 - 2/25/2064, Corporate Notes and Bonds, 1.00% - 12.25%, due 3/15/2026 - 10/27/2082^^ and Sovereign Government Securities, 5.75% - 7.25%, due 6/26/2031 - 5/11/2047, with a value of $544,086.	510,000	510,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/4/2026, repurchase price $350,184, collateralized by Common Stocks, with a value of $378,199.	350,000	350,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.77%, dated 2/27/2026, due 3/5/2026, repurchase price $125,079, collateralized by Asset-Backed Securities, 2.82% - 9.88%, due 7/15/2031 - 2/22/2039, Collateralized Mortgage Obligations, 3.90% - 8.45%, due 6/16/2036 - 3/17/2062, Corporate Notes and Bonds, 2.62% - 12.25%, due 6/15/2027 - 3/15/2082^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $134,290.	125,000	125,000
Natixis SA, 3.81%, dated 2/27/2026, due 3/5/2026, repurchase price $470,298, collateralized by Asset-Backed Securities, 2.70% - 9.68%, due 4/1/2029 - 9/25/2055, Collateralized Mortgage Obligations, 1.05% - 7.69%, due 6/16/2036 - 2/25/2067, Corporate Notes and Bonds, 1.90% - 11.25%, due 10/5/2026 - 12/31/2079^^ and Sovereign Government Securities, 5.75% - 7.25%, due 2/12/2032 - 5/11/2047, with a value of $503,875.	470,000	470,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $50,037, collateralized by Asset-Backed Securities, 3.50% - 5.73%, due 2/15/2029 - 4/20/2038, Collateralized Mortgage Obligations, 2.86% - 8.45%, due 5/12/2034 - 10/15/2041, Corporate Notes and Bonds, 3.13% - 12.25%, due 3/15/2027 - 1/15/2067^^ and Sovereign Government Securities, 7.25%, due 5/29/2032, with a value of $53,840.	50,000	50,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $115,084, collateralized by Asset-Backed Securities, 3.50% - 11.08%, due 10/23/2030 - 10/20/2038, Collateralized Mortgage Obligations, 5.29% - 6.54%, due 5/18/2040 - 8/15/2042, Corporate Notes and Bonds, 1.15% - 10.50%, due 5/13/2026 - 12/31/2079^^ and Sovereign Government Securities, 4.40% - 7.25%, due 2/12/2032 - 2/12/2052, with a value of $121,801.	115,000	115,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $120,088, collateralized by Asset-Backed Securities, 4.85% - 9.68%, due 7/18/2031 - 5/9/2039, Collateralized Mortgage Obligations, 4.83% - 6.45%, due 11/18/2036 - 2/25/2064, Corporate Notes and Bonds, 1.50% - 12.25%, due 3/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $127,725.	120,000	120,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $100,074, collateralized by Asset-Backed Securities, 3.50% - 6.67%, due 7/25/2031 - 1/15/2038, Collateralized Mortgage Obligations, 4.27%, due 12/25/2046 and Corporate Notes and Bonds, 3.65% - 9.25%, due 7/31/2027 - 3/15/2044^^, with a value of $105,991.	100,000	100,000
Pershing LLC, 4.03%, dated 2/27/2026, due
5/6/2026, repurchase price $251,903,
collateralized by Asset-Backed Securities,
4.25% - 12.17%, due 2/15/2033 -
1/25/2066, Certificates of Deposit, 3.90% -
3.95%, due 2/11/2030 - 2/11/2031,
Collateralized Mortgage Obligations, 1.31% -
5.38%, due 12/25/2030 - 2/16/2057,
Corporate Notes and Bonds, 0.00% - 12.75%,
due 3/9/2026 - 12/31/2079^^, FNMA,
4.00%, due 10/25/2041, GNMA, 4.50% -
4.50%, due 11/20/2055 - 4/20/2069,
Municipal Debt Securities, 5.00%, due
6/1/2047 and U.S. Treasury Securities, 0.00%
- 6.25%, due 3/31/2026 - 11/15/2053, with a
value of $265,927.
	250,000	250,000
RBC Capital Markets LLC, 3.73%, dated 2/27/2026, due 3/4/2026, repurchase price $300,155, collateralized by Certificates of Deposit, 3.60% - 5.15%, due 3/4/2026 - 2/28/2035, Commercial Paper, 0.00%, due 3/2/2026 - 6/4/2026 and Corporate Notes and Bonds, 0.00% - 13.00%, due 5/9/2026 - 4/20/2067^^, with a value of $316,708.	300,000	300,000
Societe Generale SA, 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $550,170, collateralized by Collateralized Mortgage Obligations, 3.24% - 7.55%, due 6/11/2037 - 12/15/2044, Corporate Notes and Bonds, 1.45% - 9.40%, due 3/1/2026 - 5/24/2086^^ and U.S. Treasury Securities, 0.00%, due 10/29/2026, with a value of $580,378.	550,000	550,000
Societe Generale SA, 3.75%, dated 2/27/2026, due 3/2/2026, repurchase price $140,044, collateralized by Asset-Backed Securities, 4.88% - 9.77%, due 6/16/2031 - 9/25/2035, Collateralized Mortgage Obligations, 3.83% - 9.85%, due 7/25/2034 - 7/12/2050, Corporate Notes and Bonds, 1.16% - 10.75%, due 4/3/2026 - 12/4/2065 and Sovereign Government Securities, 5.88% - 6.63%, due 3/15/2035 - 10/28/2035, with a value of $150,965.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.72%, dated 2/27/2026, due 3/3/2026, repurchase price $250,103, collateralized by Asset-Backed Securities, 5.01%, due 1/15/2038, Collateralized Mortgage Obligations, 5.10% - 7.74%, due 11/15/2035 - 12/15/2044 and Corporate Notes and Bonds, 1.85% - 6.45%, due 3/15/2027 - 12/31/2079^^, with a value of $262,980.	250,000	250,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/4/2026, repurchase price $400,207, collateralized by Asset-Backed Securities, 5.01%, due 1/15/2038, Collateralized Mortgage Obligations, 3.24% - 7.74%, due 11/15/2035 - 6/20/2042, Corporate Notes and Bonds, 3.38% - 6.95%, due 5/12/2026 - 8/3/2055 and Sovereign Government Securities, 1.00% - 7.13%, due 4/6/2026 - 5/24/2061, with a value of $420,962.	400,000	400,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/4/2026, repurchase price $130,068, collateralized by Asset-Backed Securities, 4.88%, due 9/25/2035, Collateralized Mortgage Obligations, 3.24% - 7.74%, due 11/15/2035 - 12/15/2044, Corporate Notes and Bonds, 2.55% - 7.20%, due 1/15/2027 - 2/4/2056 and Sovereign Government Securities, 5.88% - 6.63%, due 3/15/2035 - 10/28/2035, with a value of $138,941.	130,000	130,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $260,188, collateralized by Corporate Notes and Bonds, 1.93% - 7.80%, due 6/15/2026 - 11/28/2053^^, with a value of $273,198.	260,000	260,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $475,347, collateralized by Asset-Backed Securities, 4.19% - 9.62%, due 1/19/2033 - 1/25/2037, Corporate Notes and Bonds, 5.00%, due 8/15/2052 and Sovereign Government Securities, 2.72% - 10.38%, due 4/7/2026 - 1/30/2060, with a value of $513,322.	475,000	475,000
Societe Generale SA, 4.03%, dated 2/27/2026, due 5/11/2026, repurchase price $378,064, collateralized by Corporate Notes and Bonds, 3.38% - 14.38%, due 8/1/2026 - 6/19/2047^^, with a value of $408,561.	375,000	375,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $600,187, collateralized by Corporate Notes and Bonds, 1.90% - 7.47%, due 7/14/2026 - 2/4/2066 and Municipal Debt Securities, 4.75% - 5.25%, due 10/15/2050 - 1/1/2055, with a value of $630,196.	600,000	600,000
TD Securities USA LLC, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $950,695, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 10/11/2027 - 1/11/2036 and Municipal Debt Securities, 0.00% - 8.00%, due 7/1/2027 - 12/31/2065, with a value of $1,003,793.	950,000	950,000
TD Securities USA LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $475,349, collateralized by Corporate Notes and Bonds, 3.88% - 9.88%, due 8/15/2026 - 5/30/2049, with a value of $505,529.	475,000	475,000
TD Securities USA LLC, 4.05%, dated 2/27/2026, due 3/30/2026, repurchase price $225,785, collateralized by Asset-Backed Securities, 3.38%, due 11/1/2028, Commercial Paper, 0.00%, due 3/10/2026 - 3/17/2026, Corporate Notes and Bonds, 2.25% - 11.13%, due 11/15/2026 - 11/15/2066 and Municipal Debt Securities, 2.27% - 6.60%, due 11/1/2034 - 4/1/2041, with a value of $239,371.	225,000	225,000
UBS Securities LLC, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $300,222, collateralized by Certificates of Deposit, 2.60%, due 10/4/2027, Corporate Notes and Bonds, 1.25% - 12.25%, due 3/1/2026 - 1/15/2083^^, Sovereign Government Securities, 3.50%, due 7/9/2041 and U.S. Treasury Securities, 0.00% - 4.13%, due 4/7/2026 - 2/15/2056, with a value of $320,430.	300,000	300,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/3/2026, repurchase price $230,097, collateralized by Commercial Paper, 0.00%, due 3/4/2026 - 8/10/2026, with a value of $241,678.	230,000	230,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Commercial Paper, 0.00% - 3.93%, due 3/5/2026 - 2/11/2027, with a value of $131,346.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.09%, dated 2/27/2026, due 4/24/2026, repurchase price $226,433, collateralized by Municipal Debt Securities, 0.00% - 6.88%, due 12/1/2026 - 6/1/2066, with a value of $239,465.	225,000	225,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/26/2026, repurchase price $328,202, collateralized by Commercial Paper, 0.00% - 3.93%, due 3/4/2026 - 2/11/2027 and Corporate Notes and Bonds, 2.68% - 6.40%, due 4/23/2027 - 4/15/2058, with a value of $344,688.	325,000	325,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/27/2026, repurchase price $302,989, collateralized by Commercial Paper, 0.00%, due 3/12/2026 - 8/26/2026, with a value of $318,174.	300,000	300,000
Total Repurchase Agreements (Cost $26,020,000)		26,020,000
Municipal Bonds — 1.0%
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 3.70%, 3/6/2026 (a)	167,000	167,000
Colorado — 0.1%
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.72%, 3/6/2026 (a)	28,000	28,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	20,000	20,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	25,000	25,000
Series 2025N-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.75%, 3/6/2026 (a)	19,000	19,000
Total Colorado		92,000
Illinois — 0.0% ^
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.72%, 3/6/2026 (a)	33,500	33,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	62,415	62,415
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Single Family
Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	36,000	36,000
Series 248, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	25,000	25,000
Total Massachusetts		61,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 3.77%, 3/6/2026 (a)	76,318	76,318
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	33,710	33,710
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	14,930	14,930
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.72%, 3/6/2026 (a)	20,000	20,000
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	9,935	9,935
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (a)	33,955	33,955
Total Minnesota		188,848
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 3/6/2026 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 3.84%, 3/6/2026 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency
Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 3/6/2026 (a)	29,694	29,694
Series 2025A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 3/6/2026 (a)	47,241	47,241
Total Pennsylvania		76,935
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	20,300	20,300
North Texas Higher Education Authority, Inc., Student Loan Asset Backed Notes, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (a)	50,000	50,000
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 3.75%, 3/6/2026 (a)	44,300	44,300
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.76%, 3/6/2026 (a)	32,300	32,300
Total Texas		146,900
Total Municipal Bonds (Cost $981,303)		981,303
Short Term Investments — 72.6%
Commercial Paper — 37.0%
Antalis SA (France)
4.25%, 3/3/2026 (b) (c)	42,000	41,983
3.83%, 5/7/2026 (b) (c)	44,000	43,680
ANZ New Zealand International Ltd. (New Zealand), 3.78%, 8/26/2026 (b) (c)	100,000	98,165
ASB Bank Ltd. (New Zealand)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b) (d)	125,000	125,001
3.76%, 4/28/2026 (b) (c)	73,000	72,552
3.77%, 5/26/2026 (b) (c)	76,000	75,318
Australia & New Zealand Banking Group Ltd. (Australia)
4.26%, 3/2/2026 (b) (c)	100,000	99,970
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	254,000	254,050
4.16%, 3/19/2026 (b) (c)	40,000	39,918
4.21%, 4/20/2026 (b) (c)	43,805	43,572
4.22%, 4/28/2026 (b) (c)	200,000	198,773
4.06%, 5/11/2026 (b) (c)	100,000	99,255
3.89%, 7/2/2026 (b) (c)	115,000	113,544
3.85%, 7/10/2026 (b) (c)	350,000	345,292
3.73%, 7/30/2026 (b) (c)	68,000	66,951
3.70%, 8/5/2026 (b) (c)	150,000	147,595
3.72%, 8/7/2026 (b) (c)	67,000	65,912
3.72%, 10/28/2026 (b) (c)	31,000	30,246
3.72%, 10/29/2026 (b) (c)	67,000	65,365
3.70%, 11/4/2026 (b) (c)	30,000	29,251
3.75%, 11/27/2026 (b) (c)	120,000	116,743
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Automatic Data Processing, Inc., 3.67%, 3/4/2026 (b) (c)	400,000	399,795
Banco Santander SA (Spain), 3.87%, 5/4/2026 (b) (c)	170,000	168,835
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (d)	80,000	80,004
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	52,000	52,013
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	110,000	110,055
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	128,000	128,104
(SOFR + 0.37%), 4.04%, 3/2/2026 (b) (d)	123,000	123,021
(SOFR + 0.38%), 4.05%, 3/2/2026 (b) (d)	72,000	72,044
4.25%, 6/8/2026 (c)	63,000	62,344
4.26%, 7/7/2026 (c)	65,000	64,126
4.02%, 9/3/2026 (c)	115,000	112,793
3.84%, 12/4/2026 (b) (c)	100,000	97,181
Bank of New Zealand (New Zealand)
3.98%, 4/2/2026 (b) (c)	39,000	38,865
3.91%, 4/16/2026 (b) (c)	100,000	99,509
3.94%, 5/1/2026 (b) (c)	60,000	59,614
3.88%, 6/9/2026 (b) (c)	25,000	24,740
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	76,000	76,014
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	130,000	130,045
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	130,000	130,045
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	184,000	183,974
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	138,000	137,998
(SOFR + 0.31%), 3.98%, 3/2/2026 (b) (d)	15,000	15,007
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	125,000	125,026
4.08%, 3/3/2026 (b) (c)	36,600	36,585
4.05%, 6/2/2026 (b) (c)	134,000	132,676
4.05%, 6/9/2026 (b) (c)	125,000	123,679
3.79%, 11/30/2026 (b) (c)	110,000	106,967
3.74%, 2/12/2027 (b) (c)	131,000	126,470
Barclays Bank plc (United Kingdom)
4.03%, 3/12/2026 (b) (c)	50,000	49,933
4.01%, 3/26/2026 (b) (c)	130,000	129,629
3.89%, 4/23/2026 (b) (c)	80,170	79,702
Barton Capital SA (France)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	75,000	74,996
3.80%, 8/5/2026 (b) (c)	50,000	49,181
Bedford Row Funding Corp.
4.10%, 5/14/2026 (b) (c)	52,000	51,594
3.77%, 11/20/2026 (b) (c)	200,000	194,623
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bennington Stark Capital Co. LLC
3.81%, 4/10/2026 (b) (c)	46,279	46,078
3.80%, 5/6/2026 (b) (c)	180,000	178,731
BNP Paribas SA (France)
4.34%, 3/3/2026 (c)	267,000	266,892
4.29%, 4/8/2026 (c)	87,000	86,641
4.16%, 5/1/2026 (c)	70,000	69,546
4.15%, 5/15/2026 (c)	65,000	64,486
Britannia Funding Co. LLC
(SOFR + 0.34%), 4.01%, 3/2/2026 (b) (d)	125,000	125,002
(SOFR + 0.40%), 4.07%, 3/2/2026 (b) (d)	50,000	50,008
3.92%, 4/21/2026 (b) (c)	79,700	79,262
3.92%, 4/24/2026 (b) (c)	165,400	164,440
3.98%, 6/4/2026 (b) (c)	30,000	29,699
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	137,000	136,994
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	255,000	255,130
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	63,000	63,009
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	100,000	100,014
(SOFR + 0.38%), 4.05%, 3/2/2026 (b) (d)	120,000	120,141
4.15%, 4/24/2026 (b) (c)	191,000	189,893
4.25%, 6/5/2026 (b) (c)	223,000	220,740
4.26%, 6/10/2026 (b) (c)	126,000	124,656
4.18%, 7/7/2026 (b) (c)	226,000	222,951
3.89%, 9/30/2026 (b) (c)	65,000	63,588
3.77%, 10/28/2026 (b) (c)	120,000	117,069
CDP Financial, Inc. (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	25,000	24,996
4.08%, 7/1/2026 (b) (c)	85,000	83,923
4.08%, 7/2/2026 (b) (c)	25,000	24,681
Charta LLC, (SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,022
Chesham Finance Ltd. (Cayman Islands)
Series 2, 3.71%, 3/2/2026 (b) (c)	517,000	516,893
Series 2, 3.72%, 3/6/2026 (b) (c)	80,000	79,950
Series 1, 3.76%, 4/30/2026 (b) (c)	150,000	149,042
China Construction Bank Corp. (China), 3.65%, 3/2/2026 (b) (c)	151,000	150,954
Citigroup Global Markets Holdings, Inc., (SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	160,000	160,021
Concord Minutemen Capital Co. LLC Series C, (SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	50,000	50,004
Constellation Funding Co. LLC
3.99%, 6/2/2026 (b) (c)	73,000	72,278
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.84%, 7/22/2026 (b) (c)	160,000	157,596
Cooperatieve Rabobank UA (Netherlands), 4.04%, 5/29/2026 (c)	60,000	59,432
Credit Agricole Corporate and Investment Bank (France)
4.25%, 4/20/2026 (c)	300,000	298,428
3.95%, 5/6/2026 (c)	45,000	44,692
3.81%, 7/31/2026 (c)	250,000	246,130
3.81%, 10/23/2026 (c)	131,000	127,814
3.80%, 10/30/2026 (c)	80,000	77,999
3.69%, 11/6/2026 (c)	87,000	84,763
Credit Industriel et Commercial (France)
3.77%, 7/6/2026 (b) (c)	130,000	128,284
3.78%, 8/3/2026 (b) (c)	200,000	196,771
DBS Bank Ltd. (Singapore)
3.97%, 3/3/2026 (b) (c)	200,000	199,919
3.71%, 3/20/2026 (b) (c)	50,000	49,893
3.73%, 5/12/2026 (b) (c)	44,000	43,664
3.73%, 5/13/2026 (b) (c)	90,000	89,302
DNB Bank ASA (Norway)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b) (d)	54,000	54,001
4.14%, 3/17/2026 (b) (c)	100,000	99,820
4.17%, 3/18/2026 (b) (c)	40,000	39,924
3.84%, 4/22/2026 (b) (c)	138,000	137,250
3.72%, 9/29/2026 (b) (c)	300,000	293,530
3.73%, 10/9/2026 (b) (c)	300,000	293,231
DZ Bank AG (Germany)
3.77%, 8/6/2026 (b) (c)	49,000	48,194
3.77%, 8/7/2026 (b) (c)	197,430	194,163
3.77%, 8/13/2026 (b) (c)	50,000	49,142
Fairway Finance Co. LLC, 4.01%, 3/12/2026 (b) (c)	46,000	45,939
Federation des Caisses Desjardins du Quebec (Canada)
3.74%, 7/17/2026 (b) (c)	205,000	202,087
3.72%, 12/18/2026 (b) (c)	200,000	194,112
3.76%, 2/25/2027 (b) (c)	130,000	125,294
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.00%, 3/9/2026 (b) (c)	80,000	79,919
3.90%, 4/29/2026 (b) (c)	185,000	183,831
3.98%, 6/2/2026 (b) (c)	75,000	74,262
3.85%, 7/7/2026 (b) (c)	350,000	345,303
3.84%, 7/10/2026 (b) (c)	260,000	256,431
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Glencove Funding LLC (Ireland), 3.99%, 3/9/2026 (b) (c)	51,000	50,948
Great Bear Funding LLC
(SOFR + 0.23%), 3.89%, 3/2/2026 (b) (d)	100,000	100,001
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,002
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	100,000	100,003
3.68%, 3/4/2026 (b) (c)	100,000	99,949
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	50,000	50,010
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	125,000	125,025
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	147,000	146,977
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	76,000	76,012
3.84%, 5/4/2026 (b) (c)	130,000	129,116
4.10%, 5/18/2026 (b) (c)	105,000	104,136
4.10%, 5/19/2026 (b) (c)	112,000	111,067
4.10%, 5/26/2026 (b) (c)	65,000	64,412
3.91%, 7/2/2026 (b) (c)	62,000	61,205
Intrepid Funding Co. LLC
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	121,000	121,012
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	50,000	50,003
4.01%, 4/7/2026 (b) (c)	100,000	99,597
3.98%, 4/10/2026 (b) (c)	31,000	30,866
3.98%, 4/16/2026 (b) (c)	205,000	203,985
4.00%, 4/24/2026	100,000	100,017
Ionic Funding LLC
Series IIIA, (SOFR + 0.26%), 3.93%, 3/2/2026 (d)	215,000	215,023
Series IIIA, 4.05%, 3/19/2026 (c)	120,000	119,749
Series IIIA, 3.80%, 4/24/2026 (c)	200,000	198,830
Series IIIA, 3.82%, 5/28/2026 (c)	100,000	99,060
Korea Development Bank (South Korea)
3.99%, 3/9/2026 (c)	30,000	29,969
4.01%, 4/1/2026 (c)	50,000	49,829
Kreditanstalt fuer Wiederaufbau (Germany)
4.04%, 3/9/2026 (b) (c)	148,000	147,852
4.01%, 3/10/2026 (b) (c)	81,000	80,911
3.96%, 3/11/2026 (b) (c)	163,000	162,805
Landesbank Baden-Wuerttemberg (Germany), 3.66%, 3/2/2026 (c)	1,200,000	1,199,633
Lexington Parker Capital Co. LLC Series A, 3.70%, 3/5/2026 (b) (c)	200,146	200,021
Liberty Street Funding LLC
3.86%, 4/21/2026 (b) (c)	21,000	20,885
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.86%, 4/23/2026 (b) (c)	71,000	70,598
3.87%, 5/1/2026 (b) (c)	22,300	22,156
3.93%, 5/27/2026 (b) (c)	100,000	99,083
Lion Bay Funding LLC, 3.69%, 3/6/2026 (b) (c)	275,000	274,803
Lloyds Bank plc (United Kingdom)
3.99%, 3/2/2026 (c)	195,000	194,940
(SOFR + 0.18%), 3.85%, 3/2/2026 (d)	100,000	100,013
4.12%, 3/4/2026 (c)	144,000	143,926
4.12%, 3/5/2026 (c)	144,000	143,911
3.87%, 4/20/2026 (c)	122,000	121,353
3.78%, 4/22/2026 (c)	135,000	134,258
3.78%, 6/22/2026 (c)	198,000	195,668
3.80%, 7/2/2026 (c)	250,000	246,791
3.80%, 7/6/2026 (c)	200,000	197,353
3.78%, 8/3/2026 (c)	155,000	152,514
3.79%, 8/10/2026 (c)	127,000	124,874
3.78%, 8/21/2026 (c)	100,000	98,215
LMA-Americas LLC
3.96%, 3/12/2026 (b) (c)	50,000	49,933
3.95%, 5/6/2026 (b) (c)	50,000	49,648
Longship Funding LLC (Ireland), 3.78%, 3/23/2026 (b) (c)	80,000	79,802
Mackinac Funding Co. LLC
3.96%, 6/12/2026 (b) (c)	105,100	103,961
3.81%, 8/4/2026 (b) (c)	100,000	98,382
3.84%, 9/3/2026 (b) (c)	97,000	95,137
Macquarie Bank Ltd. (Australia)
3.99%, 3/10/2026 (b) (c)	25,000	24,972
3.86%, 4/1/2026 (b) (c)	200,000	199,325
3.96%, 5/5/2026 (b) (c)	100,000	99,314
3.78%, 7/20/2026 (b) (c)	77,000	75,877
Mainbeach Funding LLC, (SOFR + 0.15%), 3.82%, 3/2/2026 (b) (d)	50,000	50,000
MetLife Short Term Funding LLC, 3.98%, 3/17/2026 (b) (c)	59,000	58,891
Mitsubishi UFJ Trust & Banking Corp. (Japan), 3.78%, 7/8/2026 (b) (c)	142,000	140,050
Mizuho Bank Ltd. (Japan)
4.00%, 3/13/2026 (b) (c)	213,000	212,697
3.94%, 4/10/2026 (c)	112,000	111,521
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.91%, 3/2/2026 (b) (d)	117,000	116,983
Series B, (SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	100,000	100,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	115,000	115,050
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	53,000	53,022
National Bank of Canada (Canada), (SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	650,000	650,040
National Westminster Bank plc (United Kingdom)
3.65%, 3/4/2026 (b) (c)	200,000	199,897
3.77%, 7/27/2026 (b) (c)	92,700	91,282
Natixis SA (France)
3.76%, 4/7/2026 (c)	150,000	149,395
3.78%, 8/3/2026 (c)	321,000	315,796
Nieuw Amsterdam Receivables Corp., 3.98%, 3/17/2026 (b) (c)	72,000	71,865
Nordea Bank Abp (Finland)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	15,000	15,008
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	50,000	50,026
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	75,000	75,050
4.26%, 3/25/2026 (b) (c)	275,000	274,263
4.24%, 3/26/2026 (b) (c)	100,000	99,721
Norfina Ltd. (Australia)
3.95%, 3/4/2026 (b) (c)	30,000	29,985
3.77%, 6/10/2026 (b) (c)	59,990	59,358
3.89%, 7/8/2026 (b) (c)	55,000	54,264
3.77%, 7/22/2026 (b) (c)	75,000	73,891
3.77%, 8/4/2026 (b) (c)	40,000	39,356
3.79%, 8/19/2026 (b) (c)	25,000	24,559
NRW Bank (Germany)
3.91%, 3/25/2026 (b) (c)	66,000	65,829
3.91%, 3/26/2026 (b) (c)	100,000	99,730
3.90%, 4/1/2026 (b) (c)	227,000	226,253
Old Line Funding LLC, 4.10%, 5/15/2026 (b) (c)	25,000	24,801
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	150,000	150,015
3.77%, 5/22/2026 (b) (c)	100,000	99,126
3.78%, 6/1/2026 (b) (c)	50,000	49,513
3.78%, 6/2/2026 (b) (c)	200,000	198,030
Paradelle Funding LLC
(SOFR + 0.32%), 3.99%, 3/2/2026 (d)	132,000	132,001
3.79%, 12/31/2026 (c)	136,000	131,788
3.78%, 1/15/2027 (c)	100,000	96,762
Province of Ontario Canada (Canada)
4.06%, 3/4/2026 (c)	49,400	49,375
3.71%, 4/1/2026 (c)	200,000	199,336
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Ridgefield Funding Co. LLC Series A1, 3.95%, 6/16/2026 (b) (c)	100,000	98,879
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	230,000	230,037
(SOFR + 0.32%), 3.99%, 3/2/2026 (b) (d)	140,000	140,095
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	130,000	130,096
4.25%, 5/27/2026 (b) (c)	190,000	188,239
4.19%, 7/7/2026 (b) (c)	182,000	179,581
Sheffield Receivables Co. LLC (United Kingdom), (SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	67,000	67,003
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	49,000	49,022
3.96%, 3/26/2026 (b) (c)	100,000	99,721
4.26%, 4/1/2026 (b) (c)	120,000	119,590
4.25%, 4/2/2026 (b) (c)	69,000	68,757
3.92%, 5/5/2026 (b) (c)	72,000	71,503
4.08%, 5/20/2026 (b) (c)	51,000	50,571
3.91%, 6/25/2026 (b) (c)	50,000	49,402
3.90%, 6/29/2026 (b) (c)	51,000	50,370
4.18%, 7/8/2026 (b) (c)	77,000	75,978
3.87%, 9/25/2026 (b) (c)	50,000	48,935
3.72%, 10/2/2026 (b) (c)	125,000	122,256
Starbird Funding Corp.
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	91,000	91,018
3.79%, 8/5/2026 (b) (c)	40,000	39,345
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (b) (d)	255,000	255,035
(SOFR + 0.25%), 3.92%, 3/2/2026 (b) (d)	130,000	130,035
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	100,000	100,034
3.99%, 3/9/2026 (b) (c)	25,000	24,975
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.06%, 3/5/2026 (b) (c)	305,000	304,816
3.82%, 3/30/2026 (b) (c)	175,000	174,437
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	49,000	49,027
4.23%, 4/28/2026 (b) (c)	100,000	99,384
3.90%, 5/11/2026 (b) (c)	220,000	218,362
4.10%, 5/19/2026 (b) (c)	104,000	103,145
4.09%, 5/28/2026 (b) (c)	130,000	128,818
4.05%, 6/1/2026 (b) (c)	110,000	108,956
4.23%, 6/10/2026 (b) (c)	127,000	125,683
3.90%, 6/29/2026 (b) (c)	117,000	115,568
4.18%, 7/7/2026 (b) (c)	122,000	120,400
3.75%, 7/15/2026 (b) (c)	150,000	147,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Swedbank AB (Sweden)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b) (d)	98,000	98,002
4.25%, 5/1/2026 (b) (c)	229,000	227,503
4.01%, 5/11/2026 (b) (c)	102,000	101,235
3.90%, 5/13/2026 (b) (c)	90,000	89,308
4.08%, 5/26/2026 (b) (c)	78,000	77,305
4.05%, 6/3/2026 (b) (c)	137,000	135,671
3.75%, 7/13/2026 (b) (c)	100,000	98,617
3.72%, 9/29/2026 (b) (c)	140,000	136,969
Texas Public Finance Authority
Series 09-A, 3.75%, 3/12/2026	72,600	72,603
3.80%, 3/25/2026	44,325	44,327
Thunder Bay Funding LLC
(SOFR + 0.22%), 3.89%, 3/2/2026 (b) (d)	51,000	51,002
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	91,000	91,036
4.10%, 5/14/2026 (b) (c)	92,000	91,279
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.02%, 3/2/2026 (b) (d)	195,000	195,089
(SOFR + 0.36%), 4.03%, 3/2/2026 (b) (d)	250,000	250,039
(SOFR + 0.37%), 4.04%, 3/2/2026 (b) (d)	161,000	161,158
4.16%, 4/14/2026 (b) (c)	226,000	224,916
4.14%, 4/16/2026 (b) (c)	192,000	191,039
4.10%, 5/4/2026 (b) (c)	100,000	99,311
TotalEnergies Capital SA (France)
3.90%, 4/15/2026 (b) (c)	60,000	59,710
3.75%, 6/26/2026 (b) (c)	40,000	39,511
3.75%, 6/30/2026 (b) (c)	150,000	148,104
Toyota Motor Credit Corp.
4.22%, 4/15/2026 (c)	50,000	49,759
4.09%, 5/26/2026 (c)	40,000	39,638
3.93%, 8/3/2026 (c)	40,000	39,360
UBS AG (Switzerland)
(SOFR + 0.29%), 3.96%, 3/2/2026 (b) (d)	150,000	150,022
4.02%, 5/5/2026 (b) (c)	200,000	198,614
United Overseas Bank Ltd. (Singapore), (SOFR + 0.18%), 3.86%, 3/2/2026 (b) (d)	240,000	239,971
Versailles Commercial Paper LLC, 3.76%, 5/4/2026 (c)	250,000	248,282
Verto Capital I Compartment A (Luxembourg)
3.82%, 4/24/2026 (b) (c)	200,000	198,805
3.83%, 5/1/2026 (b) (c)	110,000	109,261
Verto Capital I Compartment C (Luxembourg)
3.70%, 3/3/2026 (b) (c)	50,000	49,979
3.82%, 4/24/2026 (b) (c)	100,000	99,402
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Victory Receivables Corp., 3.69%, 3/4/2026 (b) (c)	165,000	164,915
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	125,000	124,989
(SOFR + 0.27%), 3.94%, 3/2/2026 (b) (d)	90,000	89,984
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	200,000	200,005
(SOFR + 0.28%), 3.95%, 3/2/2026 (b) (d)	98,000	98,002
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	60,000	60,037
(SOFR + 0.30%), 3.97%, 3/2/2026 (b) (d)	47,750	47,775
4.22%, 6/5/2026 (b) (c)	102,000	100,970
4.16%, 7/2/2026 (b) (c)	128,000	126,332
3.83%, 7/7/2026 (b) (c)	100,000	98,652
3.74%, 8/31/2026 (b) (c)	110,000	107,906
3.78%, 11/25/2026 (b) (c)	100,000	97,297
3.72%, 12/17/2026 (b) (c)	175,000	169,887
3.74%, 1/20/2027 (b) (c)	37,000	35,794
3.74%, 1/21/2027 (b) (c)	41,850	40,482
3.74%, 1/25/2027 (b) (c)	103,000	99,592
3.77%, 1/29/2027 (b) (c)	62,000	59,924
Total Commercial Paper (Cost $36,980,573)		36,985,776
Certificates of Deposits — 15.1%
ABN AMRO Bank NV (Netherlands) , 4.13%, 3/4/2026 (c)	196,000	195,901
Banco Santander SA (Spain)
3.92%, 4/27/2026	13,000	13,001
4.00%, 5/5/2026	120,000	120,035
3.98%, 5/11/2026	230,000	230,074
Bank of America NA
4.26%, 4/23/2026	230,000	230,137
3.96%, 5/6/2026	187,000	187,057
4.20%, 5/28/2026	135,000	135,130
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.01%, 3/2/2026 (d)	50,000	50,023
(SOFR + 0.37%), 4.04%, 3/2/2026 (d)	25,000	25,008
4.42%, 5/21/2026	100,000	100,116
4.41%, 5/28/2026	40,000	40,054
4.32%, 7/22/2026	100,000	100,179
3.79%, 2/4/2027 (c)	140,000	135,215
Barclays Bank plc (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	170,000	170,032
4.00%, 4/10/2026	192,000	192,022
4.06%, 5/18/2026	200,000	200,083
3.88%, 6/23/2026	275,000	275,021
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Canadian Imperial Bank of Commerce (Canada)
3.75%, 2/26/2027	250,000	250,120
3.75%, 3/3/2027	69,000	69,000
China Construction Bank Corp. (China)
3.68%, 3/3/2026	250,000	250,000
3.68%, 3/5/2026	500,000	500,000
Cooperatieve Rabobank UA (Netherlands) , 4.40%, 3/10/2026	100,000	100,019
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (d)	50,000	50,033
4.44%, 3/12/2026	266,000	266,047
4.08%, 3/31/2026	55,000	55,017
4.35%, 4/8/2026	131,000	131,060
4.19%, 5/26/2026	163,000	163,175
Credit Agricole SA (France)
4.00%, 4/1/2026 (c)	275,000	274,038
4.12%, 5/14/2026 (c)	185,000	183,530
3.82%, 10/29/2026 (c)	140,000	136,520
Credit Industriel et Commercial (France)
4.03%, 3/3/2026 (c)	75,000	74,969
3.97%, 5/14/2026 (c)	230,000	228,188
3.82%, 6/29/2026 (c)	250,000	246,833
3.79%, 7/13/2026 (c)	210,000	207,035
3.83%, 8/5/2026 (c)	260,000	255,708
DNB Bank ASA (Norway) , 3.75%, 12/31/2026	100,000	100,015
DZ Bank AG (Germany) , 3.78%, 7/23/2026 (c)	400,000	393,982
Industrial & Commercial Bank of China Ltd. (China)
3.80%, 3/2/2026	180,000	180,002
3.80%, 3/2/2026	100,000	100,001
3.80%, 3/31/2026	103,000	102,998
3.80%, 5/1/2026	192,000	192,004
3.80%, 5/1/2026	192,000	192,004
ING Bank NV (Netherlands)
3.88%, 7/23/2026	235,000	235,060
3.75%, 10/9/2026	150,000	150,005
3.80%, 10/27/2026	165,000	165,078
Korea Development Bank (South Korea)
4.00%, 5/6/2026	30,000	30,011
3.78%, 6/26/2026	50,000	50,001
3.81%, 8/26/2026	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	117,000	116,995
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	100,000	100,026
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	50,000	50,013
4.20%, 3/5/2026	148,000	148,012
4.04%, 4/1/2026 (c)	50,000	49,827
3.94%, 4/14/2026 (c)	10,000	9,952
3.83%, 8/12/2026	100,000	100,011
Mizuho Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	169,000	168,998
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	24,000	23,999
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	200,000	199,991
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	204,000	204,002
(SOFR + 0.25%), 3.92%, 3/2/2026 (d)	220,000	220,062
3.95%, 6/3/2026	108,000	108,042
3.80%, 7/6/2026	184,000	183,991
3.75%, 8/25/2026	139,000	138,973
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	220,000	220,003
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	183,000	183,003
(SOFR + 0.27%), 3.94%, 3/2/2026 (d)	50,000	50,017
National Australia Bank Ltd. (Australia)
3.98%, 3/10/2026 (c)	200,000	199,767
3.84%, 4/23/2026 (c)	169,000	168,019
3.77%, 9/1/2026 (c)	150,000	147,129
3.76%, 10/26/2026 (c)	150,000	146,342
3.75%, 11/27/2026 (c)	120,000	116,716
3.75%, 11/30/2026 (c)	250,000	243,088
3.71%, 12/22/2026 (c)	150,000	145,545
Nordea Bank Abp (Finland) (SOFR + 0.26%), 3.93%, 3/2/2026 (d)	55,000	55,006
Norinchukin Bank (The) (Japan)
3.68%, 3/4/2026	180,000	180,000
3.68%, 3/5/2026	125,000	125,000
Oversea-Chinese Banking Corp. Ltd. (Singapore)
3.75%, 8/4/2026	200,000	199,952
3.72%, 8/11/2026	200,000	199,936
Skandinaviska Enskilda Banken AB (Sweden) , 3.75%, 10/13/2026	100,000	99,996
Standard Chartered Bank (United Kingdom) (SOFR + 0.25%), 3.92%, 3/2/2026 (d)	125,000	125,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.21%), 3.88%, 3/2/2026 (d)	100,000	100,005
(SOFR + 0.23%), 3.90%, 3/2/2026 (d)	200,000	200,020
3.79%, 7/13/2026 (c)	145,000	142,963
3.81%, 8/4/2026 (c)	154,000	151,492
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (d)	192,000	192,025
4.18%, 3/3/2026	247,000	247,014
4.00%, 3/10/2026 (c)	111,000	110,876
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.28%), 3.95%, 3/2/2026 (d)	69,000	69,006
(SOFR + 0.30%), 3.97%, 3/2/2026 (d)	53,000	53,029
Toronto-Dominion Bank (The) (Canada) , 3.82%, 7/24/2026 (c)	185,000	182,195
UBS AG (Switzerland) , 4.10%, 6/5/2026	260,000	260,189
Wells Fargo Bank NA
(SOFR + 0.31%), 3.98%, 3/2/2026 (d)	100,000	100,047
3.80%, 9/22/2026	130,000	130,039
3.75%, 10/27/2026	140,000	140,023
3.75%, 10/29/2026	112,000	112,016
3.78%, 11/24/2026	110,000	110,031
3.76%, 11/30/2026	137,000	137,006
3.75%, 1/20/2027	100,000	99,983
3.75%, 1/25/2027	57,000	56,992
3.75%, 1/29/2027	112,000	111,985
Westpac Banking Corp. (Australia) (SOFR + 0.30%), 3.97%, 3/2/2026 (d)	100,000	100,050
Woori Bank (South Korea)
4.10%, 3/26/2026 (b)	40,000	40,010
3.85%, 3/27/2026 (b)	25,000	25,002
Total Certificates of Deposit (Cost $15,078,952)		15,080,952
Time Deposits — 11.0%
ABN AMRO Bank NV (Netherlands)
3.66%, 3/4/2026	700,000	700,000
3.66%, 3/5/2026	1,000,000	1,000,000
3.66%, 3/6/2026	100,000	100,000
Agricultural Bank of China Ltd. 3.65%, 3/2/2026	150,000	150,000
Bank of America NA
3.68%, 3/3/2026	400,000	400,000
3.68%, 3/4/2026	350,000	350,000
3.68%, 3/6/2026	1,000,000	1,000,000
China Construction Bank Corp.
3.65%, 3/2/2026	500,000	500,000
3.65%, 3/2/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France) 3.67%, 3/6/2026	250,000	250,000
DBS Bank Ltd. (Singapore)
3.66%, 3/2/2026	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
3.66%, 3/3/2026	50,000	50,000
3.67%, 3/4/2026	200,000	200,000
3.67%, 3/4/2026	200,000	200,000
3.67%, 3/6/2026	100,000	100,000
3.67%, 3/6/2026	100,000	100,000
First Abu Dhabi Bank USA NV (United Arab Emirates) 3.62%, 3/2/2026	700,000	700,000
Mizuho Bank Ltd. (Japan) 3.64%, 3/2/2026	1,000,000	1,000,000
National Bank of Canada (Canada)
3.67%, 3/2/2026 (a)	640,000	640,000
3.67%, 3/3/2026	375,000	375,000
NRW Bank (Germany)
3.65%, 3/3/2026	100,000	100,000
3.66%, 3/4/2026	450,000	450,000
Royal Bank of Canada
3.70%, 3/2/2026	350,000	350,000
3.70%, 3/4/2026	850,000	850,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 3/2/2026	1,000,000	1,000,000
3.65%, 3/4/2026	200,000	200,000
Total Time Deposits (Cost $10,965,000)		10,965,000
U.S. Treasury Obligations — 9.5%
U.S. Treasury Bills
3.64%, 3/24/2026 (c)	600,000	598,675
3.64%, 3/26/2026 (c)	1,070,000	1,067,402
3.65%, 3/31/2026 (c)	1,910,000	1,904,415
3.64%, 4/7/2026 (c)	1,537,150	1,531,578
3.65%, 4/14/2026 (c)	1,100,000	1,095,231
3.89%, 4/16/2026 (c)	375,000	373,302
3.65%, 4/21/2026 (c)	945,000	940,246
3.63%, 4/28/2026 (c)	945,000	939,572
3.53%, 6/25/2026 (c)	1,050,000	1,038,067
Total U.S. Treasury Obligations (Cost $9,487,818)		9,488,488
Total Short Term Investments (Cost $72,512,343)		72,520,216
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 99.6% (Cost $99,513,646)		99,521,519
Other Assets in Excess of Liabilities — 0.4%		433,861
NET ASSETS — 100.0%		99,955,380

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of February 28, 2026.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9%
Alabama — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	4,050	4,050
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2009B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/6/2026 (b)	29,525	29,525
City of Valdez, Exxon Pipeline Co. Project Series 1993C, Rev., VRDO, 2.00%, 3/2/2026 (b)	7,190	7,190
Total Alaska		36,715
Arizona — 2.9%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 1.85%, 3/6/2026 (b)	82,125	82,125
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,835	2,835
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.03%, 3/6/2026 (a) (b)	1,000	1,000
Total Arizona		85,960
Arkansas — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2026-XF3503, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	7,960	7,960
California — 4.3%
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 1.35%, 3/6/2026 (b)	34,025	34,025
Public Finance Authority Series 25-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	19,238	19,238
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	18,655	18,655
Series 2025-XF3470, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/6/2026 (a) (b)	1,875	1,875
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	6,795	6,795
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	6,665	6,665
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,250	2,250
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	5,900	5,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	5,006	5,006
Total California		127,409
Colorado — 0.7%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.90%, 3/6/2026 (b)	11,100	11,100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Total Colorado		19,100
Connecticut — 3.1%
Capital Region Development Authority, Parking and Energy Fee Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/6/2026 (b)	10,965	10,965
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	14,500	14,500
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	10,000	10,000
Connecticut State Health and Educational Facilities Authority, New Haven Hospital Series D, Rev., VRDO, 1.70%, 3/6/2026 (b)	15,250	15,250
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017A-2, Rev., VRDO, 1.50%, 3/6/2026 (b)	38,660	38,660
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,010	3,010
Total Connecticut		92,385
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	3,800	3,800
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	25,140	25,140
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,415	2,415
Series 2025-YX1438, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	6,970	6,970
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	2,500	2,500
Total District of Columbia		46,635
Florida — 8.5%
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 1.88%, 3/6/2026 (b)	16,930	16,930
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.15%, 3/6/2026 (b)	10,000	10,000
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.00%, 3/6/2026 (b)	27,875	27,875
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (b)	58,400	58,400
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System
Series 2012I-2, Rev., VRDO, 1.85%, 3/6/2026 (b)	26,175	26,175
Series 2012I-4, Rev., VRDO, 1.90%, 3/6/2026 (b)	2,100	2,100
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	16,000	16,000
Series 2026-VRS224, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	14,900	14,900
Series 2025-VRS215, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	19,900	19,900
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,000	8,000
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,650	4,650
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,945	3,945
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/6/2026 (a) (b)	7,240	7,240
Total Florida		251,105
Georgia — 1.8%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.00%, 3/6/2026 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	8,220	8,220
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,600	17,600
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,445	4,445
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	7,595	7,595
Total Georgia		51,860
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	3,675	3,675
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,705	1,705
Series 2026-CF7072, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	13,746	13,746
Total Idaho		19,126
Illinois — 3.9%
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 1.87%, 3/6/2026 (b)	23,240	23,240
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	8,100	8,100
Illinois Housing Development Authority, 400 Lake Shore Drive Series 2025C6, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.88%, 3/6/2026 (b)	11,065	11,065
Public Finance Authority Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	40,000	40,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	14,065	14,065
Total Illinois		116,470
Indiana — 0.9%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3498, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,425	2,425
Total Indiana		27,425
Iowa — 2.1%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.14%, 3/6/2026 (a) (b)	3,100	3,100
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 1.91%, 3/6/2026 (b)	29,300	29,300
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.87%, 3/6/2026 (b)	5,170	5,170
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.88%, 3/6/2026 (b)	6,665	6,665
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.89%, 3/6/2026 (b)	6,650	6,650
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Total Iowa		60,810
Kansas — 0.5%
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	16,000	16,000
Kentucky — 2.5%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 1.88%, 3/6/2026 (b)	44,000	44,000
Louisville, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC : PNC Bank NA, 1.90%, 3/6/2026 (b)	7,475	7,475
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates Series 2026-BAML5070, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	11,040	11,040
Total Kentucky		73,465
Louisiana — 4.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 2.00%, 3/2/2026 (b)	15,625	15,625
Series 2010B, Rev., VRDO, 2.00%, 3/2/2026 (b)	50,000	50,000
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 1.90%, 3/6/2026 (b)	4,750	4,750
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	50,000	50,000
Total Louisiana		120,375
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,615	5,615
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	6,000	6,000
Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,215	1,215
Total Massachusetts		7,215
Michigan — 1.8%
Michigan Finance Authority, Corewell Health Series 2025D, Rev., VRDO, 1.84%, 3/6/2026 (b)	26,665	26,665
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,550	4,550
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,600	4,600
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	5,000	5,000
Total Michigan		53,150
Minnesota — 0.2%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/6/2026 (b)	3,195	3,195
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 1.90%, 3/6/2026 (a) (b)	3,400	3,400
Total Minnesota		6,595
Mississippi — 4.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 2.07%, 3/2/2026 (b)	11,100	11,100
Series 2007C, Rev., VRDO, 2.07%, 3/2/2026 (b)	7,135	7,135
Series 2009A, Rev., VRDO, 2.07%, 3/2/2026 (b)	2,670	2,670
Series 2009B, Rev., VRDO, 2.07%, 3/2/2026 (b)	18,185	18,185
Series 2009G, Rev., VRDO, 2.07%, 3/2/2026 (b)	25,055	25,055
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010I, Rev., VRDO, 2.07%, 3/2/2026 (b)	45,000	45,000
Series 2011G, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,400	9,400
Total Mississippi		118,545
Missouri — 2.7%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 3/6/2026 (b)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 1.85%, 3/6/2026 (b)	22,585	22,585
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.97%, 3/2/2026 (b)	5,855	5,855
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	1,330	1,330
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 1.93%, 3/6/2026 (b)	2,770	2,770
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,990	4,990
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,950	2,950
Series 2025-YX1436, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,730	3,730
Total Missouri		79,095
Montana — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 1.0%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 1.91%, 3/6/2026 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	9,335	9,335
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,910	1,910
Total Nebraska		30,525
New York — 12.0%
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (b)	43,800	43,800
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	8,800	8,800
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	5,000	5,000
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	1,900	1,900
Series DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,395	5,395
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (b)	14,300	14,300
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,075	2,075
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	700	700
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (b)	29,050	29,050
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 1.90%, 3/6/2026 (b)	3,550	3,550
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (b)	13,470	13,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	44,390	44,390
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (b)	335	335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (b)	7,830	7,830
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (b)	13,000	13,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (b)	60,805	60,805
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	29,450	29,450
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	10,000	10,000
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8037, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	5,330	5,330
Series 2026-XL0731, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	3,335	3,335
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,355	7,355
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,500	4,500
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,975	3,975
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3465, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,285	3,285
Series 2026-XF3509, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,140	2,140
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	800	800
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	4,155	4,155
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	700	700
Total New York		355,175
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 2.60%, 3/6/2026 (b)	760	760
Ohio — 6.7%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 1.88%, 3/6/2026 (b)	20,000	20,000
Series D, Rev., VRDO, LIQ : PNC Bank NA, 1.88%, 3/6/2026 (b)	4,580	4,580
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	24,950	24,950
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	6,550	6,550
Public Finance Authority
Series 2026-VRS222, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	15,190	15,190
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	10,000	10,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 1.85%, 3/6/2026 (b)	57,175	57,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,625	4,625
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	6,775	6,775
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,815	3,815
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,950	3,950
Series 2025-XF3484, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,970	4,970
Total Ohio		198,595
Oklahoma — 0.9%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7080, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	3,500	3,500
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 3.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.80%, 3/2/2026 (b)	6,300	6,300
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.88%, 3/6/2026 (b)	11,710	11,710
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	23,460	23,460
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	10,855	10,855
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0673, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	4,270	4,270
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,125	3,125
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,935	2,935
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XL0697, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-YX1435, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,325	3,325
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,885	1,885
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	5,330	5,330
Total Pennsylvania		93,135
South Dakota — 0.4%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	12,110	12,110
Tennessee — 3.3%
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	35,575	35,575
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	42,850	42,850
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	1,100	1,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	3,720	3,720
Total Tennessee		96,615
Texas — 9.5%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	5,310	5,310
Deutsche Bank Spears Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	4,300	4,300
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2025G, Rev., VRDO, LIQ : PNC Bank NA, 2.00%, 3/2/2026 (b)	30,000	30,000
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 1.70%, 3/6/2026 (b)	12,225	12,225
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.00%, 3/2/2026 (b)	12,592	12,592
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (b)	5,960	5,960
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025 E-1, Rev., VRDO, 1.87%, 3/6/2026 (b)	33,200	33,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	9,675	9,675
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	11,727	11,727
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,175	8,175
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,000	3,000
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,675	2,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	700	700
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,200	5,200
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XM1343, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,725	4,725
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3461, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,250	4,250
Series 2025-ZF3467, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	1,500	1,500
Series 2026-CF7075, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	4,945	4,945
Series 2026-CF7081, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	9,235	9,235
Series 2026-XF3510, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2026-XM1345, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,300	2,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	2,805	2,805
Series 2025-XL0692, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	14,200	14,200
Series 2026-XF3504, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	8,800	8,800
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	29,825	29,825
Total Texas		279,974
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	2,460	2,460
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 2.08%, 3/2/2026 (b)	2,675	2,675
Virginia — 1.3%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (b)	2,440	2,440
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 2.00%, 3/6/2026 (b)	5,540	5,540
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,800	1,800
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,550	3,550
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,125	4,125
Series 2025-XF8057, Rev., VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	2,500	2,500
Total Virginia		38,205
Washington — 1.8%
Deutsche Bank Spears Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,875	11,875
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 1.92%, 3/6/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,250	1,250
Series 2026-CF7074, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	20,065	20,065
Series 2026-CF7077, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	11,650	11,650
Total Washington		54,180
Wisconsin — 3.4%
Public Finance Authority
Series 2025-VRS221, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	25,000	25,000
Series 2025-VRS301, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	13,000	13,000
Tender Option Bond Trust Receipts/Certificates
Series 2026-BAML6047, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	28,425	28,425
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,455	1,455
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	7,500	7,500
Series 2026-XF3508, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,820	5,820
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	2,190	2,190
Total Wisconsin		101,285
Total Municipal Bonds (Cost $2,743,814)		2,743,814
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.5%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (a)	9,000	9,000
New York — 1.6%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026# (a)	13,600	13,600
Series 5, LIQ : TD Bank NA, 1.95%, 3/6/2026# (a)	34,200	34,200
Total New York		47,800
Other — 4.6%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (a)	46,700	46,700
Series 5, LIQ : Societe Generale, 1.93%, 3/6/2026# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.96%, 3/5/2026# (a)	34,400	34,400
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 1.94%, 3/6/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (a)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $193,700)		193,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 99.4% (Cost $2,937,514) *		2,937,514
Other Assets in Excess of Liabilities — 0.6%		16,800
NET ASSETS — 100.0%		2,954,314

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 18.0%
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Corporate Notes and Bonds, 4.15% - 6.56%, due 10/18/2027 - 1/25/2036, with a value of $52,517.	50,000	50,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $150,047, collateralized by Collateralized Mortgage Obligations, 0.69% - 7.16%, due 11/25/2055 - 10/25/2066, Corporate Notes and Bonds, 3.88% - 10.00%, due 2/15/2028 - 11/30/2054 and FNMA, 4.52% - 4.96%, due 12/26/2041 - 2/25/2046, with a value of $162,050.	150,000	150,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $20,014, collateralized by Corporate Notes and Bonds, 1.95% - 5.70%, due 10/21/2027 - 5/30/2041, with a value of $21,061.	20,000	20,000
BMO Capital Markets Corp., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $40,029, collateralized by Corporate Notes and Bonds, 1.51% - 6.42%, due 7/20/2027 - 11/1/2054, with a value of $42,121.	40,000	40,000
BMO Capital Markets Corp., 3.73%, dated 2/27/2026, due 3/6/2026, repurchase price $90,065, collateralized by Collateralized Mortgage Obligations, 5.15% - 6.15%, due 5/18/2042 - 9/25/2065 and Corporate Notes and Bonds, 1.59% - 7.39%, due 3/15/2026 - 2/15/2056, with a value of $96,933.	90,000	90,000
BMO Capital Markets Corp., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $125,091, collateralized by Collateralized Mortgage Obligations, 0.92% - 5.74%, due 9/17/2037 - 2/25/2071, with a value of $135,407.	125,000	125,000
BNP Paribas SA, 3.74%, dated 2/27/2026, due 3/4/2026, repurchase price $130,067, collateralized by Asset-Backed Securities, 5.19% - 5.52%, due 10/20/2036 - 4/15/2038, Collateralized Mortgage Obligations, 4.93% - 7.71%, due 12/25/2063 - 9/25/2070, Corporate Notes and Bonds, 1.15% - 7.50%, due 8/13/2026 - 7/28/2086^^ and FHLMC, 2.79%, due 6/25/2029, with a value of $137,280.	130,000	130,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Collateralized Mortgage Obligations, 6.75% - 8.31%, due 11/15/2027 - 8/15/2041, Corporate Notes and Bonds, 0.00% - 13.00%, due 10/31/2026 - 3/15/2042 and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $135,079.	125,000	125,000
BNP Paribas SA, 3.83%, dated 2/27/2026, due 3/6/2026, repurchase price $317,236, collateralized by Asset-Backed Securities, 5.42% - 5.52%, due 10/20/2036 - 10/20/2037, Collateralized Mortgage Obligations, 0.22% - 5.87%, due 7/15/2039 - 11/25/2065 and Corporate Notes and Bonds, 1.15% - 7.25%, due 4/16/2026 - 11/15/2065, with a value of $336,170.	317,000	317,000
BNP Paribas SA, 3.84%, dated 2/27/2026, due 3/6/2026, repurchase price $375,280, collateralized by Asset-Backed Securities, 0.01% - 7.42%, due 2/25/2028 - 10/20/2054, Collateralized Mortgage Obligations, 5.14%, due 7/25/2065, Corporate Notes and Bonds, 2.57% - 6.58%, due 2/24/2028 - 3/22/2053, FNMA, 4.25% - 13.13%, due 1/25/2034 - 5/25/2060 Municipal Debt Securities, 1.88%, due 7/25/2037 and Sovereign Government Securities, 1.38% - 6.00%, due 8/7/2026 - 1/12/2062, with a value of $400,698.	375,000	375,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $115,453, collateralized by Asset-Backed Securities, 4.03% - 4.84%, due 9/15/2028 - 4/25/2037, Collateralized Mortgage Obligations, 5.02% - 8.31%, due 8/15/2041 - 10/25/2065, Corporate Notes and Bonds, 0.00% - 13.50%, due 11/5/2026 - 3/7/2087^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $126,808.	115,000	115,000
BNP Paribas SA, 4.05%, dated 2/27/2026, due 4/3/2026, repurchase price $702,756, collateralized by Asset-Backed Securities, 0.00% - 12.28%, due 4/15/2026 - 12/25/2060^^, Collateralized Mortgage Obligations, 5.01%, due 10/26/2065 and Corporate Notes and Bonds, 4.20% - 12.00%, due 6/1/2029 - 1/15/2084^^, with a value of $784,415.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $200,062, collateralized by Asset-Backed Securities, 0.00% - 5.09%, due 10/20/2034 - 11/25/2036 and Collateralized Mortgage Obligations, 0.00% - 9.59%, due 11/15/2027 - 12/25/2065, with a value of $216,003.	200,000	200,000
BofA Securities, Inc., 4.09%, dated 2/27/2026, due 6/2/2026, repurchase price $505,397, collateralized by Asset-Backed Securities, 4.00%, due 4/15/2028, Collateralized Mortgage Obligations, 0.00% - 11.53%, due 7/25/2026 - 1/25/2066, Corporate Notes and Bonds, 0.00%, due 7/15/2027 - 11/24/2028, FNMA, 3.00% - 10.52%, due 1/25/2040 - 4/25/2062 and Sovereign Government Securities, 6.00%, due 11/15/2026, with a value of $540,002.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.72%, dated 2/27/2026, due 3/2/2026, repurchase price $500,155, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 1/31/2032 - 2/15/2033, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $100,072, collateralized by Sovereign Government Securities, 0.00% - 8.88%, due 9/30/2027 - 1/19/2063, with a value of $107,439.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $101,036, collateralized by Common Stocks, with a value of $108,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.10%, dated 2/27/2026, due 5/29/2026, repurchase price $227,332, collateralized by Common Stocks and Preferred Stocks, 6.50%, with a value of $243,000.	225,000	225,000
Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $300,219, collateralized by Asset-Backed Securities, 3.85% - 6.52%, due 8/15/2029 - 12/20/2064, Collateralized Mortgage Obligations, 3.18% - 6.38%, due 11/20/2037 - 10/25/2056, Commercial Paper, 0.00%, due 3/27/2026 - 10/30/2026, Corporate Notes and Bonds, 1.16% - 11.13%, due 4/3/2026 - 2/15/2056^^ and Sovereign Government Securities, 3.10% - 9.25%, due 6/28/2027 - 5/7/2041, with a value of $319,012.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $435,318, collateralized by Asset-Backed Securities, 2.79% - 6.66%, due 10/15/2029 - 9/15/2072, Collateralized Mortgage Obligations, 3.50% - 6.25%, due 11/20/2037 - 12/25/2058, Commercial Paper, 0.00%, due 3/24/2026 - 10/30/2026, Corporate Notes and Bonds, 1.65% - 12.25%, due 6/1/2026 - 12/31/2079^^ Sovereign Government Securities, 2.50% - 6.25%, due 6/17/2026 - 2/14/2037 and U.S. Treasury Securities, 4.38%, due 12/31/2029, with a value of $460,582.	435,000	435,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $850,259, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 3/31/2027 - 8/15/2044, with a value of $867,000.	850,000	850,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 0.50% - 4.38%, due 1/31/2027 - 2/15/2055, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,306, collateralized by FHLMC, 2.00% - 6.50%, due 11/1/2034 - 10/1/2055 and FNMA, 2.00% - 6.50%, due 9/1/2045 - 12/1/2055, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.05%, dated 2/27/2026, due 4/27/2026, repurchase price $427,821, collateralized by Asset-Backed Securities, 3.64% - 12.03%, due 7/15/2026 - 6/25/2065, Collateralized Mortgage Obligations, 1.17% - 5.00%, due 6/15/2034 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 15.00%, due 3/9/2026 - 2/13/2047 and Sovereign Government Securities, 5.50% - 6.75%, due 2/4/2033 - 4/30/2043, with a value of $458,297.	425,000	425,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.08%, dated 2/27/2026, due 4/27/2026, repurchase price $573,811, collateralized by Asset-Backed Securities, 0.00% - 17.01%, due 4/20/2027 - 9/15/2069, Collateralized Mortgage Obligations, 0.00% - 10.02%, due 3/26/2029 - 10/25/2065, Commercial Paper, 0.00%, due 4/2/2026, Corporate Notes and Bonds, 0.00% - 14.40%, due 11/19/2026 - 5/15/2067 and Sovereign Government Securities, 0.00% - 4.25%, due 9/9/2030 - 12/15/2035, with a value of $613,320.	570,000	570,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $46,014, collateralized by Corporate Notes and Bonds, 2.22% - 6.38%, due 9/19/2027 - 2/4/2051, with a value of $48,315.	46,000	46,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by Common Stocks, with a value of $108,034.	100,000	100,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $170,053, collateralized by Corporate Notes and Bonds, 0.90% - 10.75%, due 11/15/2026 - 8/1/2069, with a value of $178,556.	170,000	170,000
ING Financial Markets LLC, 3.74%, dated 2/27/2026, due 3/2/2026, repurchase price $200,062, collateralized by Common Stocks, with a value of $216,067.	200,000	200,000
ING Financial Markets LLC, 4.11%, dated 2/27/2026, due 3/23/2026, repurchase price $300,822, collateralized by Common Stocks, with a value of $326,294.	300,000	300,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/2/2026, repurchase price $50,016, collateralized by Asset-Backed Securities, 4.96% - 8.32%, due 5/19/2031 - 4/20/2038, Collateralized Mortgage Obligations, 2.97% - 5.46%, due 6/16/2036 - 5/25/2060, Corporate Notes and Bonds, 1.90% - 10.50%, due 10/5/2026 - 1/15/2067^^ and Sovereign Government Securities, 5.95% - 7.25%, due 1/15/2031 - 1/3/2035, with a value of $53,402.	50,000	50,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/3/2026, repurchase price $110,046, collateralized by Common Stocks, with a value of $118,875.	110,000	110,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.82%, dated 2/27/2026, due 3/3/2026, repurchase price $440,187, collateralized by Asset-Backed Securities, 2.70% - 12.28%, due 4/15/2030 - 2/25/2056, Collateralized Mortgage Obligations, 2.00% - 6.92%, due 11/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.50% - 11.25%, due 3/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 5.95% - 6.50%, due 1/15/2031 - 1/3/2035, with a value of $469,129.	440,000	440,000
Natixis SA, 3.79%, dated 2/27/2026, due 3/4/2026, repurchase price $300,158, collateralized by Common Stocks, with a value of $324,171.	300,000	300,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/5/2026, repurchase price $75,047, collateralized by Asset-Backed Securities, 2.82% - 9.17%, due 9/1/2031 - 2/22/2039, Collateralized Mortgage Obligations, 2.86% - 7.47%, due 5/12/2034 - 2/25/2064, Corporate Notes and Bonds, 2.65% - 11.00%, due 3/15/2027 - 10/30/2056^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $80,310.	75,000	75,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $50,037, collateralized by Asset-Backed Securities, 3.50% - 7.92%, due 9/1/2031 - 1/15/2038, Collateralized Mortgage Obligations, 3.45% - 6.70%, due 11/25/2035 - 2/25/2064 and Corporate Notes and Bonds, 3.30% - 8.75%, due 6/15/2027 - 1/15/2067^^, with a value of $53,184.	50,000	50,000
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $80,059, collateralized by Asset-Backed Securities, 3.50% - 8.52%, due 4/25/2031 - 5/9/2039, Collateralized Mortgage Obligations, 2.41% - 6.45%, due 5/12/2034 - 4/25/2064, Corporate Notes and Bonds, 2.65% - 10.50%, due 5/25/2027 - 12/31/2079^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $85,723.	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.77%, dated 2/27/2026, due 3/6/2026, repurchase price $85,062, collateralized by Asset-Backed Securities, 3.50% - 11.08%, due 9/1/2031 - 10/25/2038, Collateralized Mortgage Obligations, 5.07% - 7.47%, due 3/17/2036 - 2/25/2064, Corporate Notes and Bonds, 2.90% - 9.50%, due 6/15/2027 - 11/3/2042^^ and Sovereign Government Securities, 6.50%, due 1/3/2035, with a value of $91,433.	85,000	85,000
Natixis SA, 3.81%, dated 2/27/2026, due 3/6/2026, repurchase price $75,056, collateralized by Asset-Backed Securities, 4.85% - 10.17%, due 10/22/2030 - 7/15/2039, Collateralized Mortgage Obligations, 1.17% - 6.85%, due 8/15/2036 - 2/25/2067 and Corporate Notes and Bonds, 3.13% - 10.00%, due 3/15/2027 - 12/31/2079^^, with a value of $80,025.	75,000	75,000
Pershing LLC, 4.03%, dated 2/27/2026, due
5/6/2026, repurchase price $151,142,
collateralized by Asset-Backed Securities,
0.00% - 11.44%, due 12/15/2027 -
1/25/2066, Certificates of Deposit, 3.55% -
5.05%, due 10/7/2026 - 2/18/2031,
Collateralized Mortgage Obligations, 0.81% -
5.38%, due 12/25/2030 - 12/15/2056,
Corporate Notes and Bonds, 0.00% - 10.38%,
due 11/20/2026 - 3/15/2087^^, FHLMC,
3.98% - 5.50%, due 12/26/2030 -
10/25/2055, FNMA, 4.00% - 4.97%, due
11/1/2052 - 3/25/2055, GNMA, 3.00% -
4.81%, due 1/20/2048 - 3/20/2074,
Municipal Debt Securities, 2.00% - 7.24%, due
6/1/2027 - 7/1/2059 and U.S. Treasury
Securities, 3.50% - 4.75%, due 1/31/2027 -
11/15/2043, with a value of $161,324.
	150,000	150,000
RBC Capital Markets LLC, 3.73%, dated 2/27/2026, due 3/4/2026, repurchase price $200,104, collateralized by Commercial Paper, 0.00%, due 4/27/2026, Corporate Notes and Bonds, 0.00% - 8.75%, due 3/15/2029 - 8/1/2044 and U.S. Treasury Securities, 3.50% - 3.75%, due 9/30/2029 - 11/30/2032, with a value of $206,225.	200,000	200,000
Societe Generale SA, 3.71%, dated 2/27/2026, due 3/2/2026, repurchase price $300,093, collateralized by Corporate Notes and Bonds, 1.50% - 9.25%, due 9/1/2026 - 11/24/2085, with a value of $315,097.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.75%, dated 2/27/2026, due 3/2/2026, repurchase price $60,019, collateralized by Collateralized Mortgage Obligations, 4.25% - 6.37%, due 4/15/2041 - 9/25/2047, Corporate Notes and Bonds, 2.67% - 11.50%, due 5/20/2027 - 11/15/2066^^ and Sovereign Government Securities, 4.88% - 9.88%, due 4/7/2026 - 4/16/2043, with a value of $64,470.	60,000	60,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/3/2026, repurchase price $200,083, collateralized by Corporate Notes and Bonds, 1.16% - 7.30%, due 4/3/2026 - 4/22/2056 and U.S. Treasury Securities, 0.00%, due 10/29/2026, with a value of $210,152.	200,000	200,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/4/2026, repurchase price $300,155, collateralized by Collateralized Mortgage Obligations, 5.36% - 7.74%, due 11/15/2035 - 12/15/2044, Corporate Notes and Bonds, 1.90% - 7.02%, due 5/1/2026 - 12/31/2079^^ and Sovereign Government Securities, 3.38%, due 1/15/2050, with a value of $315,431.	300,000	300,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/4/2026, repurchase price $150,078, collateralized by Asset-Backed Securities, 4.88%, due 9/25/2035 and Corporate Notes and Bonds, 2.05% - 7.50%, due 2/15/2027 - 8/15/2056, with a value of $157,619.	150,000	150,000
Societe Generale SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $200,145, collateralized by Corporate Notes and Bonds, 2.24% - 7.50%, due 8/1/2026 - 12/4/2065, with a value of $210,152.	200,000	200,000
Societe Generale SA, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $75,055, collateralized by Corporate Notes and Bonds, 4.63% - 14.38%, due 3/22/2030 - 3/31/2032, with a value of $81,059.	75,000	75,000
Societe Generale SA, 4.03%, dated 2/27/2026, due 5/11/2026, repurchase price $226,839, collateralized by Corporate Notes and Bonds, 3.38% - 11.75%, due 3/7/2027 - 8/15/2052^^, with a value of $245,400.	225,000	225,000
TD Securities USA LLC, 3.73%, dated 2/27/2026, due 3/2/2026, repurchase price $400,124, collateralized by Corporate Notes and Bonds, 2.51% - 7.96%, due 11/15/2028 - 9/1/2053, with a value of $420,132.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.76%, dated 2/27/2026, due 3/6/2026, repurchase price $550,402, collateralized by Municipal Debt Securities, 0.00% - 8.36%, due 12/15/2033 - 9/1/2066, with a value of $581,063.	550,000	550,000
TD Securities USA LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $125,092, collateralized by Corporate Notes and Bonds, 3.63% - 13.25%, due 8/15/2026 - 2/15/2034, with a value of $135,837.	125,000	125,000
TD Securities USA LLC, 4.05%, dated 2/27/2026, due 3/30/2026, repurchase price $75,262, collateralized by Asset-Backed Securities, 3.38%, due 11/1/2028, Corporate Notes and Bonds, 3.50% - 10.25%, due 6/15/2026 - 11/15/2066 and Municipal Debt Securities, 2.51% - 7.63%, due 2/1/2035 - 10/1/2046, with a value of $80,567.	75,000	75,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/3/2026, repurchase price $170,071, collateralized by Commercial Paper, 0.00%, due 3/2/2026 - 5/29/2026, with a value of $178,631.	170,000	170,000
Wells Fargo Securities LLC, 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $75,055, collateralized by Certificates of Deposit, 0.00% - 4.07%, due 3/4/2026 - 7/3/2031, with a value of $78,809.	75,000	75,000
Wells Fargo Securities LLC, 4.09%, dated 2/27/2026, due 4/24/2026, repurchase price $176,114, collateralized by Collateralized Mortgage Obligations, 3.70% - 7.09%, due 2/7/2035 - 6/17/2049 and Municipal Debt Securities, 0.00% - 7.25%, due 9/1/2026 - 6/1/2062, with a value of $186,309.	175,000	175,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/26/2026, repurchase price $176,724, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 3/4/2026 - 11/1/2030 and Sovereign Government Securities, 1.25% - 5.48%, due 10/26/2026 - 3/12/2071, with a value of $185,602.	175,000	175,000
Wells Fargo Securities LLC, 4.03%, dated 2/27/2026, due 5/27/2026, repurchase price $100,996, collateralized by Commercial Paper, 0.00%, due 3/5/2026 - 7/13/2026, with a value of $106,058.	100,000	100,000
Total Repurchase Agreements (Cost $15,228,000)		15,228,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 0.7%
Banks — 0.5%
Barclays Bank plc (United Kingdom)
(OBFR + 0.25%), 3.88%, 3/2/2026 (a) (b)	200,000	200,000
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	75,000	75,000
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	200,000	200,000
		475,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp.(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	162,000	162,000
Total Corporate Bonds (Cost $637,000)		637,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 3.75%, 3/6/2026 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.70%, 3/6/2026 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	31,200	31,200
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 3/6/2026 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 3/6/2026 (c)	13,700	13,700
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.76%, 3/6/2026 (c)	19,500	19,500
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 3.75%, 3/6/2026 (c)	25,000	25,000
Total Texas		58,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 3/6/2026 (c)	28,000	28,000
Total Municipal Bonds (Cost $249,755)		249,755
Short Term Investments — 79.2%
Commercial Paper — 36.6%
Antalis SA (France), 4.25%, 3/3/2026 (a) (d)	39,000	38,991
ANZ New Zealand International Ltd. (New Zealand), 3.78%, 8/26/2026 (a) (d)	100,000	98,166
ASB Bank Ltd. (New Zealand), (SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	75,000	75,000
Atlantic Asset Securitization LLC
(SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	50,000	50,000
4.10%, 5/21/2026 (a) (d)	25,000	24,772
Australia & New Zealand Banking Group Ltd. (Australia)
4.26%, 3/2/2026 (a) (d)	100,000	99,988
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	240,000	240,000
4.16%, 3/19/2026 (a) (d)	36,000	35,925
4.06%, 5/11/2026 (a) (d)	100,000	99,205
3.89%, 7/2/2026 (a) (d)	103,000	101,649
3.85%, 7/10/2026 (a) (d)	145,000	142,995
3.73%, 7/30/2026 (a) (d)	57,000	56,123
3.72%, 8/7/2026 (a) (d)	56,000	55,095
3.70%, 8/12/2026 (a) (d)	135,000	132,761
3.74%, 8/18/2026 (a) (d)	150,000	147,400
3.72%, 10/28/2026 (a) (d)	26,000	25,368
3.72%, 10/29/2026 (a) (d)	56,000	54,634
3.70%, 11/4/2026 (a) (d)	14,900	14,530
3.75%, 11/27/2026 (a) (d)	93,000	90,445
Automatic Data Processing, Inc., 3.67%, 3/4/2026 (a) (d)	153,000	152,953
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	66,000	66,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	47,000	47,000
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	103,000	103,000
(SOFR + 0.37%), 4.04%, 3/2/2026 (a) (b)	119,000	119,000
(SOFR + 0.38%), 4.05%, 3/2/2026 (a) (b)	65,000	65,000
4.25%, 6/8/2026 (d)	62,000	61,282
4.26%, 7/7/2026 (d)	60,000	59,117
4.02%, 9/3/2026 (d)	107,000	104,822
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bank of New Zealand (New Zealand)
3.98%, 4/2/2026 (a) (d)	38,000	37,866
3.94%, 5/1/2026 (a) (d)	43,431	43,143
3.88%, 6/9/2026 (a) (d)	25,000	24,734
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	110,000	110,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	118,000	118,000
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	153,000	153,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	112,000	112,000
(SOFR + 0.31%), 3.98%, 3/2/2026 (a) (b)	25,000	25,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	113,000	113,000
4.08%, 3/3/2026 (a) (d)	25,000	24,994
4.05%, 6/2/2026 (a) (d)	124,000	122,715
4.05%, 6/9/2026 (a) (d)	124,000	122,619
3.79%, 11/30/2026 (a) (d)	82,000	79,700
3.79%, 12/1/2026 (a) (d)	145,000	140,924
3.74%, 2/12/2027 (a) (d)	109,000	105,196
Barclays Bank plc (United Kingdom)
4.03%, 3/12/2026 (a) (d)	50,000	49,939
3.99%, 3/13/2026 (a) (d)	55,000	54,927
4.01%, 3/26/2026 (a) (d)	120,000	119,667
Barton Capital SA (France), 3.64%, 3/2/2026 (a) (d)	350,000	349,965
Bedford Row Funding Corp., 4.10%, 5/14/2026 (a) (d)	50,000	49,582
Bennington Stark Capital Co. LLC, 3.80%, 5/6/2026 (a) (d)	99,337	98,650
BNP Paribas SA (France)
4.34%, 3/3/2026 (d)	257,000	256,939
4.29%, 4/8/2026 (d)	83,000	82,631
4.16%, 5/1/2026 (d)	100,000	99,309
4.15%, 5/15/2026 (d)	62,000	61,476
Britannia Funding Co. LLC
(SOFR + 0.34%), 4.01%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.40%), 4.07%, 3/2/2026 (a) (b)	25,000	25,000
3.92%, 4/22/2026 (a) (d)	21,000	20,882
3.92%, 4/24/2026 (a) (d)	100,000	99,415
3.98%, 6/4/2026 (a) (d)	25,000	24,740
Caisse des Depots et Consignations (France)
3.84%, 4/14/2026 (a) (d)	100,000	99,533
3.73%, 5/14/2026 (a) (d)	130,000	129,011
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	115,000	115,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	225,000	225,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	58,000	58,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.38%), 4.05%, 3/2/2026 (a) (b)	114,000	114,000
4.15%, 4/24/2026 (a) (d)	170,000	168,948
4.25%, 6/5/2026 (a) (d)	215,000	212,586
4.26%, 6/10/2026 (a) (d)	129,000	127,476
4.18%, 7/7/2026 (a) (d)	212,000	208,894
4.25%, 8/3/2026 (d)	55,000	54,009
3.89%, 9/30/2026 (a) (d)	60,000	58,649
3.77%, 10/28/2026 (a) (d)	80,000	78,030
CDP Financial, Inc. (Canada)
4.08%, 7/1/2026 (a) (d)	50,000	49,317
4.08%, 7/2/2026 (a) (d)	25,000	24,656
Charta LLC, (SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	63,000	63,000
Chesham Finance Ltd. (Cayman Islands)
Series 4, 3.69%, 3/2/2026 (a) (d)	311,000	310,968
Series 2, 3.72%, 3/3/2026 (a) (d)	100,000	99,979
Series 2, 3.72%, 3/6/2026 (a) (d)	50,000	49,974
Series 1, 3.76%, 4/30/2026 (a) (d)	100,000	99,377
China Construction Bank Corp. (China), 3.65%, 3/2/2026 (a) (d)	179,000	178,982
Citigroup Global Markets Holdings, Inc., (SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	150,000	150,000
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	20,000	20,000
Series C, 4.12%, 5/22/2026 (a)	80,000	80,000
Constellation Funding Co. LLC, 3.99%, 6/2/2026 (a) (d)	65,000	64,337
Cooperatieve Rabobank UA (Netherlands), 4.04%, 5/29/2026 (d)	40,000	39,604
Credit Agricole Corporate and Investment Bank (France)
3.95%, 5/6/2026 (d)	35,000	34,749
3.91%, 6/1/2026 (d)	150,000	148,517
3.81%, 7/31/2026 (d)	200,000	196,833
3.81%, 10/23/2026 (d)	107,000	104,391
3.80%, 10/30/2026 (d)	65,000	63,377
Credit Industriel et Commercial (France), 3.95%, 5/22/2026 (a) (d)	85,000	84,241
DBS Bank Ltd. (Singapore)
3.97%, 3/3/2026 (a) (d)	100,000	99,978
3.96%, 3/24/2026 (a) (d)	25,000	24,937
3.73%, 5/13/2026 (a) (d)	110,000	109,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
DNB Bank ASA (Norway)
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	47,000	47,000
4.14%, 3/17/2026 (a) (d)	125,000	124,770
4.17%, 3/18/2026 (a) (d)	36,000	35,929
3.84%, 4/22/2026 (a) (d)	126,000	125,306
3.90%, 6/29/2026 (a) (d)	100,000	98,717
4.22%, 7/31/2026 (a) (d)	75,000	73,686
3.72%, 10/2/2026 (a) (d)	150,000	146,744
3.73%, 10/9/2026 (a) (d)	200,000	195,498
DZ Bank AG (Germany)
3.76%, 8/12/2026 (a) (d)	175,000	172,050
3.74%, 8/17/2026 (a) (d)	100,000	98,277
Fairway Finance Co. LLC, 4.01%, 3/12/2026 (a) (d)	42,000	41,949
Federation des Caisses Desjardins du Quebec (Canada)
3.74%, 7/16/2026 (a) (d)	180,000	177,472
3.72%, 12/18/2026 (a) (d)	150,000	145,608
3.76%, 2/25/2027 (a) (d)	109,000	105,038
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.00%, 3/9/2026 (a) (d)	500,000	499,556
3.90%, 4/29/2026 (a) (d)	365,000	362,685
3.98%, 6/2/2026 (a) (d)	50,000	49,491
3.85%, 7/7/2026 (a) (d)	300,000	295,947
3.84%, 7/10/2026 (a) (d)	230,000	226,828
Gotham Funding Corp., 4.10%, 3/3/2026 (a) (d)	100,000	99,977
Great Bear Funding LLC
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	157,500	157,500
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	25,000	25,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	123,000	123,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	69,000	69,000
3.84%, 5/4/2026 (a) (d)	120,000	119,187
4.10%, 5/18/2026 (a) (d)	100,000	99,118
4.10%, 5/19/2026 (a) (d)	106,000	105,053
4.10%, 5/26/2026 (a) (d)	61,000	60,408
3.91%, 7/2/2026 (a) (d)	59,000	58,222
3.85%, 9/2/2026 (a) (d)	125,000	122,572
Intrepid Funding Co. LLC
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	114,000	114,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.01%, 4/7/2026 (a) (d)	55,000	54,774
3.98%, 4/10/2026 (a) (d)	230,000	228,988
4.00%, 4/24/2026	60,000	60,000
Ionic Funding LLC
Series IIIA, (SOFR + 0.26%), 3.93%, 3/2/2026 (b)	75,000	75,000
Series IIIA, 3.82%, 4/17/2026 (d)	100,000	99,504
Series IIIA, 3.82%, 5/28/2026 (d)	70,000	69,353
Kreditanstalt fuer Wiederaufbau (Germany)
4.04%, 3/9/2026 (a) (d)	137,000	136,877
3.96%, 3/11/2026 (a) (d)	156,000	155,829
Landesbank Baden-Wuerttemberg (Germany), 3.66%, 3/2/2026 (d)	1,000,000	999,898
Liberty Street Funding LLC
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	30,000	30,000
3.86%, 4/21/2026 (a) (d)	75,000	74,592
3.86%, 4/23/2026 (a) (d)	29,000	28,836
3.93%, 5/27/2026 (a) (d)	40,000	39,624
Lion Bay Funding LLC (Ireland), 3.69%, 3/5/2026 (a) (d)	170,000	169,930
Lloyds Bank plc (United Kingdom)
3.99%, 3/2/2026 (d)	178,000	177,980
(SOFR + 0.18%), 3.85%, 3/2/2026 (b)	75,000	75,000
4.12%, 3/4/2026 (d)	133,000	132,954
4.12%, 3/5/2026 (d)	133,000	132,939
3.87%, 4/20/2026 (d)	113,000	112,397
3.78%, 4/22/2026 (d)	115,000	114,376
3.79%, 6/22/2026 (d)	310,000	306,358
3.80%, 7/6/2026 (d)	100,000	98,677
3.78%, 8/3/2026 (d)	260,000	255,833
3.78%, 8/21/2026 (d)	100,000	98,217
LMA-Americas LLC
3.66%, 3/2/2026 (a) (d)	237,200	237,176
3.95%, 5/6/2026 (a) (d)	25,000	24,820
Longship Funding LLC (Ireland), 3.78%, 3/23/2026 (a) (d)	67,000	66,846
LVMH Moet Hennessy Louis Vuitton SE (France), 4.15%, 3/16/2026 (a) (d)	50,000	49,914
Mackinac Funding Co. LLC
3.96%, 6/12/2026 (a) (d)	100,000	98,880
3.81%, 8/4/2026 (a) (d)	66,000	64,928
Macquarie Bank Ltd. (Australia)
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	100,000	100,000
3.99%, 3/10/2026 (a) (d)	25,000	24,975
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Mainbeach Funding LLC
(SOFR + 0.15%), 3.82%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.15%), 3.82%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	192,000	192,000
MetLife Short Term Funding LLC, 3.98%, 3/17/2026 (a) (d)	54,000	53,905
Mitsubishi UFJ Trust & Banking Corp. (Japan)
3.81%, 5/18/2026 (a) (d)	125,000	123,976
3.78%, 7/8/2026 (a) (d)	125,000	123,329
Mizuho Bank Ltd. (Japan)
4.00%, 3/13/2026 (a) (d)	195,000	194,741
3.94%, 4/10/2026 (d)	107,000	106,533
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	98,000	98,000
Series B, (SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	50,000	50,000
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	108,000	108,000
Series B, (SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	51,000	51,000
National Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	80,000	80,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	470,000	470,000
3.91%, 3/25/2026 (a) (d)	35,000	34,909
National Westminster Bank plc (United Kingdom)
3.66%, 3/4/2026 (a) (d)	325,000	324,901
3.65%, 3/5/2026 (a) (d)	200,000	199,919
3.65%, 3/6/2026 (a) (d)	500,000	499,747
3.76%, 5/13/2026 (a) (d)	100,000	99,244
3.77%, 7/27/2026 (a) (d)	25,000	24,618
Natixis SA (France), 3.78%, 8/3/2026 (d)	271,000	266,660
Nieuw Amsterdam Receivables Corp., 3.98%, 3/17/2026 (a) (d)	61,000	60,892
Nordea Bank Abp (Finland), (SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	48,000	48,000
Norfina Ltd. (Australia)
3.95%, 3/4/2026 (a) (d)	20,000	19,993
3.89%, 7/8/2026 (a) (d)	40,000	39,450
3.77%, 8/4/2026 (a) (d)	25,000	24,598
NRW Bank (Germany)
3.91%, 3/25/2026 (a) (d)	157,000	156,592
3.90%, 4/1/2026 (a) (d)	110,000	109,632
3.90%, 4/2/2026 (a) (d)	100,000	99,655
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Old Line Funding LLC
4.10%, 5/15/2026 (a) (d)	25,000	24,788
3.91%, 6/10/2026 (a) (d)	85,000	84,077
3.93%, 6/24/2026 (a) (d)	35,000	34,566
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	100,000	100,000
3.77%, 5/22/2026 (a) (d)	100,000	99,148
3.78%, 6/1/2026 (a) (d)	150,000	148,566
Paradelle Funding LLC
(SOFR + 0.32%), 3.99%, 3/2/2026 (b)	113,000	113,000
3.79%, 12/31/2026 (d)	123,000	119,176
3.78%, 1/15/2027 (d)	70,000	67,723
Ridgefield Funding Co. LLC Series A1, 3.95%, 6/9/2026 (a) (d)	50,000	49,457
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	200,000	200,000
(SOFR + 0.32%), 3.99%, 3/2/2026 (a) (b)	135,000	135,000
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	110,000	110,000
4.25%, 5/27/2026 (a) (d)	183,000	181,136
4.19%, 7/7/2026 (a) (d)	172,000	169,474
Sheffield Receivables Co. LLC (United Kingdom)
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	61,000	61,000
4.03%, 3/10/2026 (a) (d)	125,000	124,874
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.24%), 3.91%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.26%), 3.93%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	46,000	46,000
4.26%, 4/1/2026 (a) (d)	40,000	39,854
4.25%, 4/2/2026 (a) (d)	64,000	63,759
3.92%, 5/5/2026 (a) (d)	66,000	65,536
4.08%, 5/20/2026 (a) (d)	49,000	48,559
3.91%, 6/25/2026 (a) (d)	45,000	44,440
3.90%, 6/29/2026 (a) (d)	47,000	46,397
4.18%, 7/8/2026 (a) (d)	73,000	71,922
3.87%, 9/25/2026 (a) (d)	45,000	44,015
3.72%, 10/2/2026 (a) (d)	75,000	73,372
3.71%, 10/6/2026 (a) (d)	50,000	48,896
Starbird Funding Corp.
(SOFR + 0.21%), 3.88%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	83,000	83,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	175,000	175,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (a) (b)	67,000	67,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(SOFR + 0.25%), 3.92%, 3/2/2026 (a) (b)	120,000	120,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	100,000	100,000
3.99%, 3/9/2026 (a) (d)	175,000	174,845
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.06%, 3/5/2026 (a) (d)	195,000	194,912
4.06%, 3/6/2026 (a) (d)	78,000	77,956
3.82%, 3/30/2026 (a) (d)	100,000	99,693
3.77%, 8/14/2026 (a) (d)	150,000	147,441
Sutter Health Series TA-A, 3.86%, 5/19/2026 (d)	45,000	44,622
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	46,000	46,000
3.97%, 3/17/2026 (a) (d)	130,000	129,771
3.90%, 5/11/2026 (a) (d)	200,000	198,474
4.10%, 5/19/2026 (a) (d)	98,000	97,125
4.09%, 5/28/2026 (a) (d)	121,000	119,802
4.05%, 6/1/2026 (a) (d)	100,000	98,975
4.23%, 6/10/2026 (a) (d)	124,000	122,542
3.90%, 6/29/2026 (a) (d)	110,000	108,588
4.18%, 7/7/2026 (a) (d)	115,000	113,315
3.75%, 7/15/2026 (a) (d)	50,000	49,301
Swedbank AB (Sweden)
(SOFR + 0.20%), 3.87%, 3/2/2026 (a) (b)	92,000	92,000
4.25%, 5/1/2026 (a) (d)	213,000	211,477
4.10%, 5/11/2026 (a) (d)	49,000	48,607
3.90%, 5/13/2026 (a) (d)	60,000	59,530
4.08%, 5/26/2026 (a) (d)	73,000	72,295
4.05%, 6/3/2026 (a) (d)	127,000	125,670
3.75%, 7/13/2026 (a) (d)	50,000	49,311
3.72%, 9/29/2026 (a) (d)	100,000	97,859
3.73%, 11/13/2026 (a) (d)	75,000	73,056
Thunder Bay Funding LLC
(SOFR + 0.22%), 3.89%, 3/2/2026 (a) (b)	46,000	46,000
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	86,000	86,000
4.10%, 5/15/2026 (a) (d)	85,000	84,279
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.02%, 3/2/2026 (a) (b)	170,000	170,000
(SOFR + 0.36%), 4.03%, 3/2/2026 (a) (b)	240,000	240,000
(SOFR + 0.37%), 4.04%, 3/2/2026 (a) (b)	153,000	153,000
4.16%, 4/14/2026 (a) (d)	214,000	212,917
4.14%, 4/16/2026 (a) (d)	170,000	169,105
4.10%, 5/4/2026 (a) (d)	100,000	99,276
TotalEnergies Capital SA (France)
3.90%, 4/15/2026 (a) (d)	40,000	39,806
3.75%, 6/30/2026 (a) (d)	25,000	24,689
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
TotalEnergies SE (France), 3.77%, 7/29/2026 (a) (d)	50,000	49,227
Toyota Motor Credit Corp., 4.09%, 5/26/2026 (d)	37,000	36,642
UBS AG (Switzerland)
(SOFR + 0.29%), 3.96%, 3/2/2026 (a) (b)	50,000	50,000
4.02%, 5/5/2026 (a) (d)	125,000	124,100
United Overseas Bank Ltd. (Singapore), (SOFR + 0.18%), 3.86%, 3/2/2026 (a) (b)	200,000	200,000
Verto Capital I Compartment A (Luxembourg)
3.82%, 4/24/2026 (a) (d)	50,000	49,715
3.83%, 5/1/2026 (a) (d)	40,000	39,742
Victory Receivables Corp., 3.69%, 3/6/2026 (a) (d)	150,000	149,923
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	75,000	75,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (a) (b)	60,000	60,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.95%, 3/2/2026 (a) (b)	78,000	78,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	40,000	40,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (a) (b)	180,000	180,000
4.22%, 6/5/2026 (a) (d)	99,000	97,898
4.16%, 7/2/2026 (a) (d)	121,000	119,301
3.74%, 8/31/2026 (a) (d)	90,000	88,321
3.78%, 11/25/2026 (a) (d)	96,000	93,360
3.72%, 12/17/2026 (a) (d)	125,000	121,352
3.74%, 1/20/2027 (a) (d)	30,000	29,021
3.74%, 1/25/2027 (a) (d)	86,000	83,146
3.77%, 1/29/2027 (a) (d)	52,000	50,244
Total Commercial Paper (Cost $30,967,085)		30,967,085
Time Deposits — 17.8%
ABN AMRO Bank NV (Netherlands)
3.66%, 3/4/2026	500,000	500,000
3.66%, 3/5/2026	1,250,000	1,250,000
3.66%, 3/6/2026	900,000	900,000
Agricultural Bank of China Ltd. 3.65%, 3/2/2026	200,000	200,000
Australia & New Zealand Banking Group Ltd. (Australia) 3.67%, 3/4/2026	1,200,000	1,200,000
China Construction Bank Corp.
3.65%, 3/2/2026	450,000	450,000
3.65%, 3/2/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France) 3.67%, 3/6/2026	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
DBS Bank Ltd. (Singapore)
3.66%, 3/2/2026	50,000	50,000
3.66%, 3/3/2026	50,000	50,000
3.67%, 3/4/2026	150,000	150,000
3.67%, 3/4/2026	150,000	150,000
3.67%, 3/6/2026	100,000	100,000
3.67%, 3/6/2026	100,000	100,000
First Abu Dhabi Bank USA NV (United Arab Emirates) 3.62%, 3/2/2026	1,000,000	1,000,000
ING Bank NV
3.68%, 3/3/2026	500,000	500,000
3.68%, 3/4/2026	300,000	300,000
3.68%, 3/6/2026	1,000,000	1,000,000
KBC Bank NV 3.63%, 3/2/2026	250,000	250,000
Mizuho Bank Ltd. (Japan) 3.64%, 3/2/2026	780,000	780,000
National Bank of Canada (Canada)
3.67%, 3/2/2026 (c)	275,000	275,000
3.67%, 3/3/2026	375,000	375,000
NRW Bank (Germany)
3.65%, 3/3/2026	750,000	750,000
3.66%, 3/4/2026	450,000	450,000
Royal Bank of Canada
3.70%, 3/2/2026	850,000	850,000
3.70%, 3/4/2026	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 3/2/2026	750,000	750,000
3.65%, 3/4/2026	550,000	550,000
Toronto-Dominion Bank (The)
3.64%, 3/2/2026	350,000	350,000
3.67%, 3/4/2026	350,000	350,000
Total Time Deposits (Cost $15,030,000)		15,030,000
Certificates of Deposits — 15.4%
ABN AMRO Bank NV (Netherlands) , 4.13%, 3/4/2026 (d)	181,000	180,938
Banco Santander SA (Spain)
3.92%, 4/27/2026	168,000	168,000
4.00%, 5/5/2026	80,000	80,000
3.98%, 5/21/2026	200,000	200,000
3.80%, 7/6/2026	100,000	100,000
Bank of America NA
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	100,000	100,000
4.26%, 4/23/2026	170,000	170,000
4.26%, 4/27/2026	35,000	35,000
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
3.96%, 5/6/2026	177,000	177,000
4.20%, 5/28/2026	126,000	126,000
3.90%, 9/1/2026	100,000	100,000
Bank of China Ltd. (China)
3.80%, 4/15/2026	157,000	157,000
3.80%, 4/16/2026	160,000	160,000
3.80%, 4/17/2026	25,000	25,000
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.01%, 3/2/2026 (b)	15,000	15,000
4.42%, 5/21/2026	75,000	75,000
4.41%, 5/28/2026	39,000	39,000
3.79%, 2/4/2027 (d)	116,000	111,991
Barclays Bank plc (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	150,000	150,000
4.00%, 4/10/2026	181,000	181,000
4.06%, 5/18/2026	250,000	250,000
3.88%, 6/23/2026	200,000	200,000
Canadian Imperial Bank of Commerce (Canada) , 3.75%, 3/3/2027	58,000	58,000
China Construction Bank Corp. (China)
3.68%, 3/3/2026	250,000	250,000
3.68%, 3/5/2026	490,000	490,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	25,000	25,000
4.40%, 3/10/2026	100,000	100,000
4.27%, 5/29/2026 (d)	100,000	98,954
3.83%, 12/1/2026	150,000	150,000
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
4.44%, 3/12/2026	260,000	260,000
4.08%, 3/31/2026	50,000	50,000
4.35%, 4/8/2026	127,000	127,000
4.19%, 5/26/2026	152,000	152,000
3.70%, 11/6/2026	77,000	77,000
Credit Agricole SA (France)
4.00%, 3/30/2026 (d)	25,000	24,920
4.00%, 4/1/2026 (d)	225,000	224,227
3.82%, 10/29/2026 (d)	120,000	116,998
Credit Industriel et Commercial (France)
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
4.03%, 3/3/2026 (d)	50,000	49,989
3.97%, 5/14/2026 (d)	205,000	203,340
3.79%, 7/6/2026	114,000	114,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
3.79%, 7/13/2026 (d)	190,000	187,356
3.83%, 8/5/2026 (d)	215,000	211,468
DNB Bank ASA (Norway) , 4.26%, 3/12/2026 (d)	120,000	119,844
DZ Bank AG (Germany) , 3.78%, 7/23/2026 (d)	100,000	98,510
Industrial & Commercial Bank of China Ltd. (China)
3.80%, 3/31/2026	86,000	86,000
3.80%, 5/1/2026	162,000	162,000
3.80%, 5/1/2026	162,000	162,000
ING Bank NV (Netherlands)
3.88%, 7/23/2026	217,000	217,000
3.80%, 10/27/2026	25,000	25,000
Korea Development Bank (South Korea)
4.09%, 3/10/2026	50,000	50,000
4.00%, 5/6/2026	20,000	20,000
4.00%, 5/11/2026	25,000	25,000
3.81%, 8/26/2026	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	98,000	98,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	100,000	100,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	25,000	25,000
4.20%, 3/5/2026	137,000	137,000
4.04%, 4/1/2026 (d)	50,000	49,827
3.80%, 7/6/2026	200,000	200,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	140,000	140,000
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	180,000	180,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	191,500	191,500
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	30,000	30,000
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	170,000	170,000
3.95%, 6/3/2026	100,000	100,000
3.80%, 7/6/2026	168,000	168,000
3.75%, 8/25/2026	115,000	115,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.26%), 3.93%, 3/2/2026 (b)	100,000	100,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	50,000	50,000
National Australia Bank Ltd. (Australia)
3.98%, 3/10/2026 (d)	180,000	179,821
3.84%, 4/23/2026 (d)	157,000	156,118
3.77%, 9/1/2026 (d)	100,000	98,110
3.75%, 11/27/2026 (d)	80,000	77,804
3.75%, 11/30/2026 (d)	200,000	194,451
3.71%, 12/22/2026 (d)	200,000	194,074
Nordea Bank Abp (Finland)
(SOFR + 0.26%), 3.93%, 3/2/2026 (b)	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	50,000	50,000
4.37%, 3/25/2026	100,000	100,000
Norinchukin Bank (The) (Japan) , 3.68%, 3/5/2026	125,000	125,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 3.75%, 8/19/2026	100,000	100,000
Shinhan Bank (South Korea) (SOFR + 0.31%), 3.98%, 3/2/2026 (b)	75,000	75,000
Skandinaviska Enskilda Banken AB (Sweden)
3.99%, 6/11/2026	25,000	25,000
4.37%, 8/5/2026	35,000	35,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.25%), 3.92%, 3/2/2026 (b)	115,000	115,000
(SOFR + 0.27%), 3.94%, 3/2/2026 (b)	75,000	75,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.21%), 3.88%, 3/2/2026 (b)	50,000	50,000
(SOFR + 0.23%), 3.90%, 3/2/2026 (b)	100,000	100,000
3.79%, 7/13/2026 (d)	125,000	123,261
3.81%, 8/4/2026 (d)	129,000	126,905
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 3.87%, 3/2/2026 (b)	165,000	165,000
4.18%, 3/3/2026	228,000	228,000
4.00%, 3/10/2026 (d)	102,000	101,898
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.28%), 3.95%, 3/2/2026 (b)	58,000	58,000
(SOFR + 0.30%), 3.97%, 3/2/2026 (b)	75,000	75,000
(SOFR + 0.34%), 4.01%, 3/2/2026 (b)	75,000	75,000
4.36%, 4/16/2026	55,000	55,000
Toronto-Dominion Bank (The) (Canada) , 3.82%, 7/24/2026 (d)	25,000	24,621
UBS AG (Switzerland) , 4.10%, 6/5/2026	240,000	240,000
Wells Fargo Bank NA
(SOFR + 0.31%), 3.98%, 3/2/2026 (b)	100,000	100,000
3.80%, 9/22/2026	70,000	70,000
3.75%, 10/27/2026	114,000	114,000
3.75%, 10/29/2026	93,000	93,000
3.78%, 11/24/2026	92,000	92,000
3.76%, 11/30/2026	115,000	115,000
3.75%, 12/18/2026	157,000	157,000
3.75%, 1/20/2027	65,000	65,000
3.75%, 1/25/2027	45,000	45,000
3.75%, 1/29/2027	93,000	93,000
Woori Bank (South Korea)
4.10%, 3/26/2026 (a)	30,000	30,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
3.85%, 3/27/2026 (a)	100,000	100,000
3.95%, 4/17/2026 (a)	125,000	125,000
Total Certificates of Deposit (Cost $13,037,925)		13,037,925
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bills
3.64%, 3/24/2026 (d)	500,000	498,840
3.64%, 3/26/2026 (d)	870,000	867,804
3.65%, 3/31/2026 (d)	1,590,000	1,585,184
3.64%, 4/7/2026 (d)	1,295,000	1,290,173
3.65%, 4/14/2026 (d)	931,320	927,188
3.89%, 4/16/2026 (d)	255,000	253,740
3.65%, 4/21/2026 (d)	800,000	795,886
3.65%, 4/28/2026 (d)	800,000	795,483
3.53%, 6/25/2026 (d)	940,000	929,444
Total U.S. Treasury Obligations (Cost $7,943,742)		7,943,742
Total Short Term Investments (Cost $66,978,752)		66,978,752
Total Investments — 98.2% (Cost $83,093,507) *		83,093,507
Other Assets in Excess of Liabilities — 1.8%		1,523,840
NET ASSETS — 100.0%		84,617,347

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	February 28, 2026

*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	37

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 67.9%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061. (a)	200,000	200,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $161,755. (a)	161,705	161,705
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061. (a)	200,000	200,000
Banco Santander SA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 5.00% - 6.50%, due 9/1/2054 - 1/1/2055, FNMA, 4.87%, due 12/25/2055 and U.S. Treasury Securities, 4.63%, due 6/15/2027, with a value of $127,636.	125,000	125,000
Bank of Montreal, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $50,015, collateralized by U.S. Treasury Securities, 5.00%, due 5/15/2045, with a value of $51,016.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 9/30/2032 - 1/15/2033, with a value of $102,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 7/31/2026 - 10/31/2027, with a value of $153,000.	150,000	150,000
Credit Agricole Corporate and Investment Bank, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2030 - 2/1/2056, FNMA, 2.00% - 7.50%, due 9/1/2032 - 9/1/2055, GNMA, 2.00% - 7.50%, due 10/15/2042 - 3/20/2065 and U.S. Treasury Securities, 0.00% - 4.00%, due 3/31/2028 - 11/15/2052, with a value of $127,500.	125,000	125,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $50,015, collateralized by U.S. Treasury Securities, 3.88%, due 8/15/2034, with a value of $51,000.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by FHLMC, 3.00% - 6.50%, due 11/1/2034 - 5/1/2055 and FNMA, 2.00% - 6.00%, due 3/1/2049 - 12/1/2055, with a value of $102,000.	100,000	100,000
HSBC Securities USA, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by FHLMC, 3.00% - 6.50%, due 5/1/2049 - 6/1/2055 and FNMA, 2.16% - 6.50%, due 5/1/2038 - 11/1/2055, with a value of $153,047.	150,000	150,000
ING Financial Markets LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $125,038, collateralized by FHLMC, 3.50% - 7.00%, due 6/1/2040 - 8/1/2054 and FNMA, 3.50% - 6.50%, due 7/1/2034 - 7/1/2056, with a value of $127,539.	125,000	125,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046. (a)	150,000	150,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2026 - 11/15/2047, with a value of $102,031.	100,000	100,000
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $150,046, collateralized by U.S. Treasury Securities, 4.50%, due 5/31/2029, with a value of $153,047.	150,000	150,000
Westpac Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $100,031, collateralized by U.S. Treasury Securities, 3.75%, due 4/15/2028, with a value of $102,032.	100,000	100,000
Total Repurchase Agreements (Cost $2,036,705)		2,036,705
U.S. Government Agency Securities — 22.8%
FFCB
DN, 3.77%, 3/5/2026 (b)	10,000	9,996
DN, 3.58%, 3/24/2026 (b)	10,000	9,977
DN, 3.55%, 3/25/2026 (b)	5,000	4,988
DN, 3.55%, 3/30/2026 (b)	5,000	4,986
DN, 3.58%, 3/31/2026 (b)	10,000	9,970
DN, 3.63%, 4/1/2026 (b)	20,000	19,938
DN, 3.57%, 4/8/2026 (b)	10,000	9,962
DN, 3.63%, 4/29/2026 (b)	10,000	9,941
DN, 3.74%, 5/6/2026 (b)	5,000	4,966
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 3.74%, 5/12/2026 (b)	5,000	4,963
DN, 3.59%, 6/17/2026 (b)	15,000	14,840
DN, 3.61%, 6/29/2026 (b)	5,000	4,941
DN, 3.60%, 7/1/2026 (b)	10,000	9,879
DN, 3.54%, 7/7/2026 (b)	10,000	9,876
DN, 3.61%, 7/24/2026 (b)	10,000	9,857
DN, 3.53%, 7/27/2026 (b)	5,000	4,928
DN, 3.55%, 8/12/2026 (b)	10,000	9,841
DN, 3.59%, 8/21/2026 (b)	10,000	9,830
FFCB Funding Corp.
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(US Federal Funds Effective Rate (continuous series) + 0.07%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.04%), 3.71%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.72%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.12%), 3.79%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.80%, 3/2/2026 (c)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.05%), 0.00%, 3/3/2026 (c)	5,000	5,000
FHLB
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	10,000	10,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	5,000	5,000
DN, 3.78%, 3/12/2026 (b)	15,000	14,983
DN, 3.64%, 3/20/2026 (b)	17,250	17,217
DN, 3.59%, 3/25/2026 (b)	10,000	9,976
DN, 3.61%, 4/13/2026 (b)	25,000	24,893
DN, 3.63%, 4/17/2026 (b)	25,300	25,181
DN, 3.60%, 4/22/2026 (b)	10,000	9,948
DN, 3.63%, 4/29/2026 (b)	25,000	24,852
DN, 3.62%, 5/22/2026 (b)	40,000	39,673
FHLMC
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	7,000	7,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	8,000	8,000
FNMA
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	2,000	2,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	4,000	4,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	5,000	5,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $685,402)		685,402
U.S. Treasury Obligations — 3.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (c)	10,000	9,999
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (c)	15,000	15,000
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	15,000	15,002
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	20,000	19,991
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (c)	17,000	16,997
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (c)	8,000	8,000
U.S. Treasury Notes, 1.13%, 10/31/2026	2,000	1,966
Total U.S. Treasury Obligations (Cost $96,955)		96,955
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	39

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 6.4%
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bills
3.73%, 3/12/2026 (b)	10,000	9,989
3.76%, 3/17/2026 (b)	5,000	4,992
3.64%, 3/24/2026 (b)	25,000	24,942
3.70%, 3/31/2026 (b)	45,000	44,861
3.73%, 4/2/2026 (b)	5,000	4,983
3.84%, 4/16/2026 (b)	5,000	4,976
3.96%, 5/14/2026 (b)	5,000	4,960
3.98%, 7/9/2026 (b)	5,000	4,929
3.54%, 7/16/2026 (b)	25,000	24,668
3.57%, 7/23/2026 (b)	20,000	19,718
3.58%, 8/6/2026 (b)	10,000	9,845
3.56%, 8/20/2026 (b)	10,000	9,833
3.59%, 8/27/2026 (b)	15,000	14,737
3.61%, 10/1/2026 (b)	3,000	2,937
3.48%, 12/24/2026 (b)	5,000	4,860
Total U.S. Treasury Obligations (Cost $191,230)		191,230
Total Short Term Investments (Cost $191,230)		191,230
Total Investments — 100.3% (Cost $3,010,292) *		3,010,292
Liabilities in Excess of Other Assets — (0.3)%		(10,154)
NET ASSETS — 100.0%		3,000,138

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At February 28, 2026, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of March 2, 2026, as
follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$200,000	$200,061	$206,063
Agency Joint Trading Account II	161,705	161,755	164,939
Agency Joint Trading Account III	200,000	200,061	204,194
Treasury Joint Trading Account II	150,000	150,046	153,000

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.67%	$200,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	161,705
Agency Joint Trading Account III
BNP Paribas SA	3.67%	200,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	3.66%	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	February 28, 2026

At February 28, 2026, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%	3/25/2051
FNMA	5.00%	7/25/2051
GNMA	2.63%-7.50%	12/20/2045-2/20/2056
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	4/1/2030-2/1/2056
FNMA	1.50%-7.00%	7/1/2027-3/1/2061
GNMA	2.00%-7.00%	12/15/2027-1/20/2076
Agency Joint Trading Account III
FHLMC	2.00%-7.50%	4/25/2026-3/1/2056
FNMA	1.50%-7.00%	6/25/2026-12/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	3/12/2026-11/15/2055

(b)	The rate shown is the effective yield as of February 28, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 38.0%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $600,184. (a)	600,000	600,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $1,555,808. (a)	1,555,331	1,555,331
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $254,236. (a)	254,158	254,158
Banco Santander SA, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $800,244, collateralized by U.S. Treasury Securities, 0.13% - 4.75%, due 3/31/2026 - 8/15/2055, with a value of $816,249.	800,000	800,000
Banco Santander SA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,375,421, collateralized by FHLMC, 2.00% - 7.00%, due 4/1/2028 - 12/25/2055, FNMA, 1.50% - 7.50%, due 5/1/2029 - 2/1/2056 and GNMA, 3.00% - 5.50%, due 5/20/2051 - 2/20/2055, with a value of $1,403,452.	1,375,000	1,375,000
Bank of America NA, 3.68%, dated 2/27/2026, due 3/2/2026, repurchase price $1,200,368, collateralized by FNMA, 2.00% - 4.50%, due 5/1/2040 - 9/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 3.75%, dated 2/27/2026, due 3/4/2026, repurchase price $1,000,521, collateralized by GNMA, 2.50% - 6.50%, due 5/20/2051 - 2/20/2066 and U.S. Treasury Securities, 1.88%, due 1/15/2036, with a value of $1,022,895.	1,000,000	1,000,000
Bank of Montreal, 3.72%, dated 2/27/2026, due 3/5/2026, repurchase price $500,310, collateralized by GNMA, 2.00% - 4.76%, due 8/20/2040 - 2/16/2064, with a value of $515,373.	500,000	500,000
BMO Capital Markets Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $250,076, collateralized by GNMA, 2.50% - 4.00%, due 7/20/2047 - 1/20/2055, with a value of $255,078.	250,000	250,000
BNP Paribas SA, 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $1,501,073, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 9/15/2026 - 2/15/2036, with a value of $1,548,767.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 7/15/2026 - 11/15/2045, with a value of $779,182.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 6.50%, due 3/31/2026 - 2/15/2054, with a value of $779,183.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 6/16/2026 - 2/15/2051, with a value of $779,184.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 2/15/2051, with a value of $779,189.	750,000	750,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $3,002,153, collateralized by FHLMC, 1.50% - 7.50%, due 4/25/2026 - 1/1/2056, FNMA, 1.24% - 7.00%, due 9/25/2026 - 6/25/2060, GNMA, 0.13% - 7.50%, due 11/15/2027 - 9/20/2075 and U.S. Treasury Securities, 0.00% - 4.38%, due 7/31/2027 - 2/15/2056, with a value of $3,111,831.	3,000,000	3,000,000
BNP Paribas SA, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $300,216, collateralized by FHLMC, 2.50% - 7.00%, due 4/25/2026 - 1/1/2056, FNMA, 2.00% - 7.00%, due 12/1/2033 - 2/1/2056, GNMA, 2.00% - 7.00%, due 8/20/2032 - 8/20/2065 and U.S. Treasury Securities, 0.38% - 3.75%, due 6/30/2027 - 7/15/2035, with a value of $313,467.	300,000	300,000
BNP Paribas SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $3,252,351, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/15/2027 - 8/15/2055, with a value of $3,437,630.	3,250,000	3,250,000
BofA Securities, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $299,063, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2026 - 2/15/2044, with a value of $304,951.	298,972	298,972
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by FHLMC, 4.00% - 10.08%, due 7/25/2031 - 1/25/2055, FNMA, 1.44% - 6.00%, due 10/25/2029 - 5/25/2055 and GNMA, 3.50% - 5.75%, due 9/20/2052 - 10/20/2075, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $750,538, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 9/3/2026 - 11/15/2035, with a value of $765,000.	750,000	750,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,501,076, collateralized by FHLMC, 0.13% - 11.42%, due 6/25/2027 - 10/25/2063, FNMA, 2.00% - 6.50%, due 5/25/2027 - 3/25/2056 and GNMA, 1.25% - 6.66%, due 8/20/2032 - 1/20/2075, with a value of $1,545,000.	1,500,000	1,500,000
BofA Securities, Inc., 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $750,543, collateralized by U.S. Treasury Securities, 2.63% - 4.88%, due 5/31/2026 - 12/31/2031, with a value of $765,000.	750,000	750,000
BofA Securities, Inc., 3.78%, dated 2/27/2026, due 3/6/2026, repurchase price $500,368, collateralized by FHLMC, 3.46% - 4.75%, due 11/25/2032 - 3/25/2056, FNMA, 5.12% - 5.64%, due 5/25/2034 - 3/25/2055 and GNMA, 4.00% - 5.50%, due 12/20/2044 - 2/20/2066, with a value of $515,000.	500,000	500,000
Canadian Imperial Bank of Commerce, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 4/30/2026 - 8/15/2055, with a value of $1,020,311.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $630,192, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 11/15/2032 - 8/15/2033, with a value of $642,600.	630,000	630,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 3.50% - 4.88%, due 10/31/2028 - 8/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,716, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 3/31/2027 - 4/30/2027, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $6,504,651, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 8/31/2026 - 10/31/2027, with a value of $6,630,000.	6,500,000	6,500,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/2/2026, repurchase price $2,257,863, collateralized by GNMA, 1.50% - 5.50%, due 12/20/2050 - 3/20/2052, with a value of $2,295,000.	2,250,000	2,250,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/13/2026, repurchase price $3,013,875, collateralized by GNMA, 2.00% - 7.50%, due 3/20/2052 - 7/20/2053, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 2/27/2026, due 4/16/2026, repurchase price $2,009,867, collateralized by FHLMC, 1.00% - 13.61%, due 6/15/2027 - 10/25/2058, FNMA, 0.50% - 16.15%, due 9/25/2029 - 8/25/2059 and GNMA, 0.85% - 5.25%, due 11/20/2055 - 1/20/2076, with a value of $2,060,000.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 3.77%, dated 2/27/2026, due 5/4/2026, repurchase price $3,524,191, collateralized by GNMA, 1.00% - 8.00%, due 9/20/2033 - 2/20/2055, with a value of $3,592,663.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 3.75%, dated 2/27/2026, due 5/31/2026, repurchase price $2,019,375, collateralized by GNMA, 0.01% - 8.00%, due 2/20/2055 - 1/20/2066, with a value of $2,060,000.	2,000,000	2,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,075,329, collateralized by FHLMC, 2.00% - 7.00%, due 12/1/2028 - 2/1/2056, FNMA, 2.00% - 7.00%, due 4/1/2031 - 3/1/2056 and GNMA, 0.50% - 7.50%, due 4/20/2035 - 3/20/2065, with a value of $1,096,500.	1,075,000	1,075,000
Daiwa Capital Markets America, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,223, collateralized by FFCB, 3.38% - 5.15%, due 3/6/2026 - 2/17/2039, FHLB, 0.00% - 4.60%, due 6/26/2026 - 2/24/2034, FHLMC, 2.00% - 7.00%, due 2/1/2029 - 3/1/2056, FNMA, 2.00% - 8.00%, due 8/1/2033 - 6/1/2056 GNMA, 1.50% - 7.50%, due 10/15/2032 - 2/20/2066 and U.S. Treasury Securities, 1.00% - 4.88%, due 7/15/2026 - 8/15/2055, with a value of $4,087,036.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,400,427, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 8/15/2027 - 11/15/2055, with a value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,220, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 7/15/2026 - 1/15/2036, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $600,183, collateralized by U.S. Treasury Securities, 3.63% - 4.75%, due 5/31/2028 - 2/15/2054, with a value of $612,000.	600,000	600,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 1.25% - 4.25%, due 9/30/2028 - 2/15/2042, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.75% - 3.00%, due 3/31/2027 - 8/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $9,002,745, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 6/30/2027 - 11/15/2054, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $250,076, collateralized by FHLMC, 2.00% - 7.00%, due 6/1/2029 - 5/1/2055 and FNMA, 2.00% - 6.50%, due 4/1/2029 - 1/1/2056, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $350,107, collateralized by U.S. Treasury Securities, 3.88% - 4.75%, due 8/15/2034 - 11/15/2043, with a value of $357,000.	350,000	350,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,306, collateralized by FHLMC, 2.00% - 6.00%, due 10/1/2030 - 11/1/2055, FNMA, 2.00% - 6.50%, due 4/1/2032 - 9/1/2055, GNMA, 2.50% - 6.50%, due 12/20/2033 - 12/15/2064 and U.S. Treasury Securities, 1.25% - 4.13%, due 5/31/2032 - 5/15/2050, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $4,001,223, collateralized by FHLMC, 1.00% - 7.00%, due 4/1/2032 - 1/1/2056 and FNMA, 1.50% - 7.00%, due 2/1/2028 - 3/1/2062, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $6,001,835, collateralized by FHLMC, 2.00% - 6.50%, due 8/1/2028 - 2/1/2056, FNMA, 1.50% - 7.00%, due 9/1/2027 - 3/1/2062, GNMA, 1.50% - 6.50%, due 12/15/2026 - 6/15/2066 and U.S. Treasury Securities, 0.00% - 3.50%, due 3/19/2026 - 8/15/2050, with a value of $6,120,000.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.50% - 6.50%, due 2/1/2030 - 8/1/2055, FNMA, 2.00% - 6.50%, due 1/1/2029 - 5/1/2057, GNMA, 2.00% - 6.50%, due 10/16/2039 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 3.50%, due 7/31/2029 - 11/15/2036, with a value of $1,020,495.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.50% - 6.00%, due 2/1/2032 - 3/1/2056, FNMA, 3.00% - 6.00%, due 8/1/2033 - 11/1/2052, GNMA, 1.25% - 6.50%, due 11/20/2037 - 10/16/2057 and U.S. Treasury Securities, 0.00%, due 8/15/2043, with a value of $1,020,921.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,718, collateralized by FHLMC, 2.00% - 6.50%, due 3/1/2027 - 2/1/2056, FNMA, 2.00% - 6.50%, due 2/1/2030 - 10/1/2055 and GNMA, 2.50% - 6.50%, due 5/20/2031 - 2/20/2056, with a value of $1,020,982.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,435, collateralized by FHLMC, 1.50% - 6.50%, due 1/1/2030 - 3/1/2056, FNMA, 2.00% - 7.50%, due 2/1/2029 - 1/1/2056, GNMA, 2.25% - 6.50%, due 12/15/2034 - 12/15/2060 and U.S. Treasury Securities, 0.00% - 6.25%, due 2/18/2027 - 5/15/2030, with a value of $2,042,258.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.83%, dated 2/27/2026, due 5/28/2026, repurchase price $1,514,363, collateralized by FFCB, 1.87%, due 9/1/2033, FHLB, 5.50%, due 10/9/2040, FHLMC, 1.00% - 10.08%, due 7/27/2026 - 2/1/2056, FNMA, 1.50% - 6.50%, due 12/1/2030 - 3/25/2056 and GNMA, 5.00%, due 7/20/2053, with a value of $1,538,881.	1,500,000	1,500,000
HSBC Securities USA, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $235,072, collateralized by FHLMC, 2.37% - 6.00%, due 12/1/2035 - 12/1/2055 and FNMA, 1.17% - 7.00%, due 1/1/2028 - 1/1/2056, with a value of $239,773.	235,000	235,000
ING Financial Markets LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $275,084, collateralized by FHLMC, 3.00% - 6.65%, due 9/1/2035 - 4/1/2055 and FNMA, 2.50% - 6.50%, due 10/1/2035 - 7/1/2056, with a value of $280,586.	275,000	275,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metropolitan Life Insurance Co., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 1/31/2028 - 2/15/2054, with a value of $1,020,104.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 3.67%, dated 2/27/2026, due 3/3/2026, repurchase price $500,204, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 12/20/2055, with a value of $510,208.	500,000	500,000
Natixis SA, 3.67%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,427, collateralized by FHLMC, 2.00% - 7.00%, due 11/15/2034 - 9/1/2055, FNMA, 1.27% - 6.50%, due 11/1/2028 - 10/1/2055, GNMA, 3.00% - 6.50%, due 9/16/2039 - 10/20/2055, Tennessee Valley Authority, 0.00% - 5.38%, due 1/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.00%, due 3/19/2026 - 11/15/2055, with a value of $2,051,289.	2,000,000	2,000,000
Nomura Securities Co. Ltd., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.13% - 4.88%, due 5/15/2026 - 8/15/2053, with a value of $1,020,318.	1,000,000	1,000,000
Norinchukin Bank (The), 3.66%, dated 2/27/2026, due 3/4/2026, repurchase price $300,153, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 5/31/2032 - 8/15/2039, with a value of $306,000.	300,000	300,000
Norinchukin Bank (The), 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $300,215, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 5/31/2032 - 8/15/2039, with a value of $306,000.	300,000	300,000
Prudential Legacy Insurance Co. of New Jersey, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $800,244, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/30/2027 - 5/15/2054, with a value of $816,083.	800,000	800,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
RBC Capital Markets LLC, 3.70%, dated 2/27/2026, due 3/6/2026, repurchase price $3,602,590, collateralized by FFCB, 1.20% - 4.75%, due 3/13/2028 - 3/12/2029, FHLB, 3.80%, due 2/11/2028, FHLMC, 0.75% - 6.50%, due 8/25/2026 - 1/1/2056, FNMA, 1.00% - 6.00%, due 9/1/2026 - 4/1/2055, GNMA, 0.75% - 8.00%, due 4/20/2026 - 3/20/2064, Tennessee Valley Authority, 4.70% - 5.25%, due 7/15/2033 - 2/1/2055 and U.S. Treasury Securities, 0.00% - 4.88%, due 4/15/2026 - 11/15/2055, with a value of $3,697,002.	3,600,000	3,600,000
Royal Bank of Canada, 3.55%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,690, collateralized by FHLMC, 2.50% - 6.50%, due 11/1/2034 - 5/25/2055 and FNMA, 1.27% - 8.00%, due 1/1/2027 - 7/1/2060, with a value of $1,042,014.	1,000,000	1,000,000
Royal Bank of Canada, 3.61%, dated 2/27/2026, due 3/6/2026, repurchase price $3,002,106, collateralized by FHLMC, 2.00% - 8.00%, due 9/1/2026 - 2/1/2056 and FNMA, 1.24% - 7.50%, due 10/1/2026 - 1/1/2057, with a value of $3,121,449.	3,000,000	3,000,000
Royal Bank of Canada, 3.63%, dated 2/27/2026, due 3/6/2026, repurchase price $2,001,412, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2027 - 2/1/2056, FNMA, 1.27% - 7.00%, due 10/1/2027 - 12/1/2060 and U.S. Treasury Securities, 0.00%, due 6/9/2026, with a value of $2,077,587.	2,000,000	2,000,000
Societe Generale SA, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $1,500,765, collateralized by FHLMC, 1.50% - 7.00%, due 4/1/2028 - 3/1/2056, FNMA, 2.00% - 7.50%, due 5/1/2027 - 6/1/2064 and U.S. Treasury Securities, 0.00%, due 5/7/2026, with a value of $1,530,002.	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $600,183, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 11/30/2027 - 11/15/2055, with a value of $612,187.	600,000	600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

The Northwestern Mutual Life Insurance Co., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,300,398, collateralized by FHLMC, 2.00% - 5.50%, due 9/1/2042 - 8/1/2054 and FNMA, 0.00% - 5.50%, due 12/1/2039 - 3/1/2053, with a value of $1,326,135.	1,300,000	1,300,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,689,516. (a)	1,689,001	1,689,001
UBS Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061, collateralized by FHLMC, 3.00% - 6.00%, due 3/1/2027 - 10/1/2039, FNMA, 3.00% - 6.50%, due 11/1/2026 - 7/1/2049, GNMA, 2.50% - 8.00%, due 4/15/2026 - 1/20/2056 and U.S. Treasury Securities, 2.88% - 4.75%, due 1/31/2028 - 2/15/2056, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $200,102, collateralized by FHLMC, 2.00% - 8.50%, due 5/1/2026 - 10/1/2053, FNMA, 2.00% - 9.00%, due 4/1/2026 - 2/1/2053, GNMA, 1.50% - 9.00%, due 3/15/2026 - 11/20/2053 and U.S. Treasury Securities, 1.75% - 4.00%, due 1/15/2028 - 2/15/2053, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $1,500,459, collateralized by GNMA, 1.50% - 5.75%, due 1/16/2040 - 2/20/2056, with a value of $1,545,473.	1,500,000	1,500,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,092,401, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 3/31/2026 - 2/15/2056, with a value of $2,134,249.	2,091,763	2,091,763
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $6,852,095, collateralized by GNMA, 2.00% - 8.50%, due 6/15/2026 - 2/20/2056 and U.S. Treasury Securities, 0.75% - 4.50%, due 4/30/2026 - 5/15/2034, with a value of $6,989,137.	6,850,000	6,850,000
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/3/2026, repurchase price $2,501,019, collateralized by FNMA, 1.50% - 7.50%, due 3/1/2027 - 7/1/2056, with a value of $2,551,820.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 3.67%, dated 2/27/2026, due 3/4/2026, repurchase price $7,003,568, collateralized by FNMA, 1.50% - 8.00%, due 8/1/2026 - 3/1/2063, with a value of $7,145,095.	7,000,000	7,000,000
Westpac Banking Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $900,275, collateralized by U.S. Treasury Securities, 3.75% - 3.88%, due 4/15/2028 - 6/15/2028, with a value of $918,280.	900,000	900,000
Total Repurchase Agreements (Cost $128,279,225)		128,279,225
U.S. Government Agency Securities — 18.5%
FFCB
DN, 3.77%, 3/16/2026 (b)	62,000	61,903
DN, 3.77%, 4/7/2026 (b)	187,000	186,279
DN, 3.55%, 8/12/2026 (b)	150,000	147,615
FFCB Funding Corp.
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	90,000	90,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	136,000	136,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	305,000	305,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	248,000	248,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	365,000	365,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	210,000	210,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	530,000	530,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	275,000	275,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	135,000	135,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	460,000	460,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	125,000	125,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	80,000	80,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	375,000	375,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	345,000	345,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	80,000	80,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	330,000	329,972
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	360,000	360,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	220,000	220,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	170,000	170,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	135,000	135,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	205,000	205,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	100,000	100,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	200,000	200,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	165,000	165,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	200,000	200,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	110,000	110,000
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	398,000	398,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	75,000	75,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
FHLB
DN, 3.48%, 3/2/2026 (b)	51,653	51,648
(SOFR + 0.01%), 3.67%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.01%), 3.67%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	950,000	950,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	705,000	705,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	344,900	344,900
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	955,000	955,000
(SOFR + 0.02%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.01%), 3.68%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	955,000	955,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	2,000,000	2,000,000
(SOFR + 0.02%), 3.69%, 3/2/2026 (c)	120,000	120,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	945,000	945,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.03%), 3.70%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.05%), 3.72%, 3/2/2026 (c)	395,000	395,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	300,000	300,000
(SOFR + 0.07%), 3.73%, 3/2/2026 (c)	54,000	54,000
(SOFR + 0.06%), 3.73%, 3/2/2026 (c)	450,000	450,000
(SOFR + 0.07%), 3.74%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	500,000	500,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	250,000	250,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	750,000	750,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	1,000,000	1,000,000
(SOFR + 0.10%), 3.77%, 3/2/2026 (c)	388,665	388,564
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,495,000	1,495,000
DN, 3.92%, 3/3/2026 (b)	500,000	499,891
DN, 3.90%, 3/4/2026 (b)	150,000	149,951
DN, 3.76%, 3/9/2026 (b)	150,000	149,875
3.85%, 3/10/2026	500,000	499,997
DN, 3.77%, 3/11/2026 (b)	200,000	199,791
3.85%, 3/11/2026	750,000	749,995
3.85%, 3/11/2026	1,000,000	999,993
DN, 3.77%, 3/12/2026 (b)	425,000	424,511
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 3.77%, 3/13/2026 (b)	250,000	249,686
DN, 3.77%, 3/16/2026 (b)	500,000	499,217
DN, 3.77%, 3/17/2026 (b)	250,000	249,582
DN, 3.73%, 4/1/2026 (b)	191,700	191,086
DN, 3.75%, 4/2/2026 (b)	450,000	448,504
DN, 3.59%, 4/21/2026 (b)	200,000	198,989
DN, 3.55%, 6/18/2026 (b)	1,865,000	1,845,185
DN, 3.57%, 6/24/2026 (b)	41,000	40,538
DN, 3.54%, 6/25/2026 (b)	3,150,000	3,114,456
DN, 3.57%, 6/26/2026 (b)	250,000	247,136
DN, 3.56%, 7/1/2026 (b)	500,000	494,036
DN, 3.55%, 7/9/2026 (b)	1,400,000	1,382,280
DN, 3.57%, 7/16/2026 (b)	100,000	98,659
DN, 3.61%, 7/23/2026 (b)	450,000	443,601
DN, 3.61%, 7/24/2026 (b)	300,000	295,698
DN, 3.59%, 7/31/2026 (b)	1,000,000	985,075
DN, 3.61%, 8/6/2026 (b)	1,250,000	1,230,667
DN, 3.58%, 8/12/2026 (b)	567,000	557,894
DN, 3.59%, 8/14/2026 (b)	100,000	98,373
FHLMC
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	970,000	970,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	1,980,000	1,980,000
(SOFR + 0.10%), 3.76%, 3/2/2026 (c)	2,360,000	2,360,000
(SOFR + 0.11%), 3.78%, 3/2/2026 (c)	790,000	790,000
(SOFR + 0.12%), 3.79%, 3/2/2026 (c)	1,124,048	1,123,949
(SOFR + 0.13%), 3.80%, 3/2/2026 (c)	427,000	427,014
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,500,000	1,500,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	900,000	900,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	500,000	500,000
FNMA
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,707,000	1,707,000
(SOFR + 0.08%), 3.75%, 3/2/2026 (c)	1,984,000	1,984,000
(SOFR + 0.09%), 3.76%, 3/2/2026 (c)	1,502,000	1,502,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	1,206,000	1,206,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	362,000	362,000
(SOFR + 0.14%), 3.81%, 3/2/2026 (c)	275,000	275,000
DN, 3.57%, 4/21/2026 (b)	1,000,000	994,971
DN, 3.57%, 5/8/2026 (b)	1,000,000	993,313
Total U.S. Government Agency Securities (Cost $62,651,794)		62,651,794
U.S. Treasury Obligations — 8.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (c)	2,906,280	2,906,286
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (c)	7,617,200	7,613,964
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (c)	5,575,300	5,574,615
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (c)	1,600,000	1,600,540
U.S. Treasury Notes
2.25%, 3/31/2026	400,000	399,368
4.88%, 4/30/2026	719,200	720,157
1.63%, 5/15/2026	925,000	920,307
3.63%, 5/15/2026	470,000	469,459
1.88%, 6/30/2026	200,000	198,493
0.75%, 8/31/2026	380,000	374,286
1.38%, 8/31/2026	400,000	395,192
3.75%, 8/31/2026	2,558,000	2,556,782
1.13%, 10/31/2026	667,000	655,647
1.63%, 11/30/2026	629,200	620,154
4.38%, 12/15/2026	150,000	150,931
4.25%, 12/31/2026	205,000	206,142
1.88%, 2/28/2027	450,000	442,572
4.13%, 2/28/2027	2,733,000	2,748,129
Total U.S. Treasury Obligations (Cost $28,553,024)		28,553,024
Short Term Investments — 31.5%
U.S. Treasury Obligations — 31.5%
U.S. Treasury Bills
3.94%, 3/3/2026 (b)	720,000	719,843
3.88%, 3/5/2026 (b)	4,648,500	4,646,496
3.54%, 3/10/2026 (b)	2,932,700	2,930,105
3.76%, 3/17/2026 (b)	3,171,500	3,166,214
3.76%, 3/24/2026 (b)	4,548,000	4,537,104
3.71%, 3/26/2026 (b)	2,347,500	2,341,460
3.75%, 3/31/2026 (b)	4,790,000	4,775,071
3.72%, 4/2/2026 (b)	3,841,150	3,828,479
3.63%, 4/7/2026 (b)	2,526,500	2,517,100
3.71%, 4/9/2026 (b)	1,361,300	1,355,851
3.83%, 4/16/2026 (b)	8,591,700	8,549,848
3.56%, 4/21/2026 (b)	5,343,000	5,316,205
3.68%, 4/23/2026 (b)	1,488,500	1,480,479
3.56%, 5/5/2026 (b)	2,050,000	2,036,897
3.58%, 5/12/2026 (b)	50,000	49,645
3.83%, 5/14/2026 (b)	2,981,500	2,958,178
3.74%, 5/21/2026 (b)	3,116,500	3,090,485
3.59%, 5/26/2026 (b)	550,000	545,321
3.92%, 6/11/2026 (b)	3,626,700	3,586,826
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.56%, 6/18/2026 (b)	6,501,500	6,432,199
3.53%, 6/25/2026 (b)	3,850,750	3,807,508
3.54%, 7/2/2026 (b)	439,000	433,762
3.89%, 7/9/2026 (b)	488,050	481,276
3.54%, 7/16/2026 (b)	581,000	573,284
3.56%, 7/23/2026 (b)	5,876,000	5,793,508
3.58%, 7/30/2026 (b)	1,600,000	1,576,343
3.63%, 8/6/2026 (b)	4,344,000	4,275,929
3.57%, 8/13/2026 (b)	10,683,000	10,511,117
3.56%, 8/20/2026 (b)	3,134,500	3,082,084
3.59%, 8/27/2026 (b)	3,400,000	3,340,408
3.73%, 9/3/2026 (b)	1,328,308	1,303,189
3.61%, 10/1/2026 (b)	1,550,000	1,517,383
3.48%, 12/24/2026 (b)	1,593,250	1,548,594
3.46%, 2/18/2027 (b)	3,297,750	3,189,279
Total U.S. Treasury Obligations (Cost $106,297,470)		106,297,470
Total Short Term Investments (Cost $106,297,470)		106,297,470
Total Investments — 96.4% (Cost $325,781,513) *		325,781,513
Other Assets in Excess of Liabilities — 3.6%		12,152,151
NET ASSETS — 100.0%		337,933,664

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At February 28, 2026, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of March 2, 2026, as
follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$600,000	$600,184	$618,189
Agency Joint Trading Account II	1,555,331	1,555,808	1,586,438
Agency Joint Trading Account III	254,158	254,236	259,488
Treasury Joint Trading Account I	1,689,001	1,689,516	1,723,285

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.67%	$600,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	1,555,331
Agency Joint Trading Account III
BNP Paribas SA	3.67%	254,158
Treasury Joint Trading Account I
BNP Paribas SA	3.66%	1,080,961
Citibank NA	3.66%	67,560
Wells Fargo Securities LLC	3.66%	540,480
Total		1,689,001

At February 28, 2026, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%	3/25/2051
FNMA	5.00%	7/25/2051
GNMA	2.63%-7.50%	12/20/2045-2/20/2056
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	4/1/2030-2/1/2056
FNMA	1.50%-7.00%	7/1/2027-3/1/2061
GNMA	2.00%-7.00%	12/15/2027-1/20/2076
Agency Joint Trading Account III
FHLMC	2.00%-7.50%	4/25/2026-3/1/2056
FNMA	1.50%-7.00%	6/25/2026-12/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.75%	2/28/2026-2/15/2056

(b)	The rate shown is the effective yield as of February 28, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 51.6%
BNP Paribas SA, 3.68%, dated 2/27/2026, due 3/6/2026, repurchase price $500,358, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 6/15/2026 - 8/15/2051, with a value of $516,256.	500,000	500,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 1/31/2027 - 8/15/2035, with a value of $259,727.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, due 2/28/2026 - 2/15/2054, with a value of $259,728.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 5/21/2026 - 2/15/2055, with a value of $259,728.	250,000	250,000
BNP Paribas SA, 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/5/2026 - 11/15/2035, with a value of $259,730.	250,000	250,000
BNP Paribas SA, 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $750,542, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 2/28/2026 - 2/15/2054, with a value of $793,299.	750,000	750,000
BofA Securities, Inc., 3.67%, dated 2/27/2026, due 3/2/2026, repurchase price $688,341, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 6/30/2026 - 11/15/2028, with a value of $701,894.	688,131	688,131
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 3.78% - 4.13%, due 4/30/2027 - 2/29/2032, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/24/2026 - 2/15/2055, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 8/31/2026 - 2/15/2046, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 3.72%, dated 2/27/2026, due 3/6/2026, repurchase price $250,181, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 7/15/2026 - 5/15/2031, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.74%, dated 2/27/2026, due 3/6/2026, repurchase price $250,182, collateralized by U.S. Treasury Securities, 3.88%, due 6/15/2028, with a value of $255,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $200,061, collateralized by U.S. Treasury Securities, 1.13% - 4.13%, due 9/30/2032 - 1/15/2033, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 2/27/2026, due 4/2/2026, repurchase price $501,733, collateralized by U.S. Treasury Securities, 1.88% - 5.00%, due 5/31/2029 - 8/15/2044, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 2/27/2026, due 4/16/2026, repurchase price $502,453, collateralized by U.S. Treasury Securities, 1.88% - 4.25%, due 8/15/2035 - 2/15/2036, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 2/27/2026, due 5/31/2026, repurchase price $504,818, collateralized by U.S. Treasury Securities, 1.88% - 5.00%, due 8/15/2035 - 2/15/2041, with a value of $510,000.	500,000	500,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,000,610, collateralized by U.S. Treasury Securities, 1.25% - 6.38%, due 8/15/2027 - 2/15/2045, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $4,401,342, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 5/28/2026 - 8/15/2055, with a value of $4,488,000.	4,400,000	4,400,000
Fixed Income Clearing Corp., 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $9,002,745, collateralized by U.S. Treasury Securities, 1.75% - 4.75%, due 1/31/2029 - 11/15/2043, with a value of $9,180,000.	9,000,000	9,000,000
Natixis SA, 3.69%, dated 2/27/2026, due 4/6/2026, repurchase price $501,948, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 3/19/2026 - 5/15/2055, with a value of $514,705.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Norinchukin Bank (The), 3.66%, dated 2/27/2026, due 3/4/2026, repurchase price $200,102, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Norinchukin Bank (The), 3.69%, dated 2/27/2026, due 3/6/2026, repurchase price $200,144, collateralized by U.S. Treasury Securities, 3.38% - 4.50%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Societe Generale SA, 3.67%, dated 2/27/2026, due 3/6/2026, repurchase price $1,000,714, collateralized by U.S. Treasury Securities, 0.88% - 4.38%, due 6/30/2026 - 11/15/2031, with a value of $1,020,000.	1,000,000	1,000,000
TD Securities USA LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $750,229, collateralized by U.S. Treasury Securities, 4.38% - 5.00%, due 8/15/2043 - 2/15/2056, with a value of $765,233.	750,000	750,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,351,525. (a)	2,350,808	2,350,808
Wells Fargo Bank NA, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $1,000,305, collateralized by U.S. Treasury Securities, 0.25% - 2.38%, due 2/15/2045 - 2/15/2056, with a value of $1,020,311.	1,000,000	1,000,000
Wells Fargo Securities LLC, 3.66%, dated 2/27/2026, due 3/2/2026, repurchase price $2,250,686, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 5/15/2026 - 5/15/2033, with a value of $2,295,700.	2,250,000	2,250,000
Total Repurchase Agreements (Cost $30,038,939)		30,038,939
U.S. Treasury Obligations — 24.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (b)	837,500	837,448
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (b)	450,000	449,999
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (b)	502,000	501,995
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (b)	240,000	240,039
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (b)	1,628,500	1,627,722
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (b)	850,000	849,897
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (b)	2,980,000	2,981,776
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (b)	1,166,000	1,166,107
U.S. Treasury Notes
4.88%, 4/30/2026	200,000	200,277
1.63%, 5/15/2026	124,000	123,372
3.63%, 5/15/2026	44,000	43,987
0.75%, 5/31/2026	93,000	92,295
2.13%, 5/31/2026	22,000	21,910
4.13%, 6/15/2026	13,000	13,007
0.88%, 6/30/2026	201,000	198,949
1.88%, 6/30/2026	50,000	49,623
4.63%, 6/30/2026	608,000	609,133
0.63%, 7/31/2026	83,000	81,937
1.88%, 7/31/2026	75,000	74,426
4.38%, 7/31/2026	150,000	150,210
1.38%, 8/31/2026	250,000	246,954
3.75%, 8/31/2026	450,000	449,821
0.88%, 9/30/2026	146,000	143,653
3.50%, 9/30/2026	193,000	192,793
4.63%, 10/15/2026	200,000	201,247
1.13%, 10/31/2026	150,000	147,452
1.63%, 11/30/2026	117,000	115,321
4.25%, 11/30/2026	810,000	814,099
1.25%, 12/31/2026	224,750	220,564
1.75%, 12/31/2026	100,000	98,544
4.25%, 12/31/2026	775,000	779,410
4.13%, 1/31/2027	400,000	401,967
Total U.S. Treasury Obligations (Cost $14,125,934)		14,125,934
Short Term Investments — 21.2%
U.S. Treasury Obligations — 21.2%
U.S. Treasury Bills
3.84%, 3/3/2026 (c)	1,155,000	1,154,754
3.74%, 3/10/2026 (c)	375,000	374,649
3.76%, 3/24/2026 (c)	500,000	498,802
3.66%, 3/26/2026 (c)	850,000	847,842
3.75%, 3/31/2026 (c)	550,000	548,286
3.77%, 4/2/2026 (c)	560,000	558,130
3.71%, 4/9/2026 (c)	410,000	408,359
3.85%, 4/16/2026 (c)	965,000	960,276
3.73%, 4/23/2026 (c)	430,000	427,652
3.82%, 5/14/2026 (c)	525,000	520,907
3.59%, 5/19/2026 (c)	1,850	1,836
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	51

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.74%, 5/21/2026 (c)	550,000	545,409
3.98%, 6/11/2026 (c)	450,000	444,976
3.53%, 6/25/2026 (c)	650,000	642,701
3.54%, 7/2/2026 (c)	250,000	247,015
3.98%, 7/9/2026 (c)	93,000	91,682
3.56%, 7/23/2026 (c)	900,000	887,352
3.66%, 8/6/2026 (c)	345,000	339,539
3.58%, 8/13/2026 (c)	1,575,000	1,549,554
3.59%, 8/27/2026 (c)	300,000	294,742
3.73%, 9/3/2026 (c)	50,000	49,054
3.61%, 10/1/2026 (c)	250,000	244,739
3.48%, 12/24/2026 (c)	300,000	291,591
3.50%, 1/21/2027 (c)	300,000	290,790
3.46%, 2/18/2027 (c)	145,000	140,231
Total U.S. Treasury Obligations (Cost $12,360,868)		12,360,868
Total Short Term Investments (Cost $12,360,868)		12,360,868
Total Investments — 97.0% (Cost $56,525,741) *		56,525,741
Other Assets in Excess of Liabilities — 3.0%		1,735,435
NET ASSETS — 100.0%		58,261,176

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At February 28,
2026, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of March 2, 2026, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,350,808	$2,351,525	$2,398,526

Repurchase Agreements - At February 28, 2026, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	3.66%	$1,504,517
Citibank NA	3.66%	94,032
Wells Fargo Securities LLC	3.66%	752,259
Total		2,350,808

At February 28, 2026, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.75%	2/28/2026-2/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 31.9%
FFCB
DN, 3.64%, 3/3/2026 (a)	100,000	99,980
DN, 4.04%, 3/4/2026 (a)	25,000	24,992
DN, 4.05%, 3/11/2026 (a)	25,000	24,972
DN, 3.74%, 6/22/2026 (a)	30,000	29,652
DN, 3.61%, 7/24/2026 (a)	25,000	24,641
FFCB Funding Corp., (SOFR + 0.14%), 3.81%, 3/2/2026 (b)	100,000	100,000
FHLB
DN, 3.48%, 3/2/2026 (a)	1,000	1,000
(SOFR + (0.01)%), 3.66%, 3/2/2026 (b)	250,000	250,000
(SOFR + (0.01)%), 3.67%, 3/2/2026 (b)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	249,998
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
3.67%, 3/2/2026 (c)	250,000	250,000
DN, 3.78%, 3/12/2026 (a)	85,000	84,902
DN, 3.80%, 4/16/2026 (a)	75,000	74,637
DN, 3.99%, 5/15/2026 (a)	28,000	27,769
DN, 4.05%, 7/31/2026 (a)	32,000	31,461
Total U.S. Government Agency Securities (Cost $2,524,004)		2,524,004
U.S. Treasury Obligations — 1.6%
U.S. Treasury Floating Rate Notes, (US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (b)	100,000	100,002
U.S. Treasury Notes, 0.88%, 6/30/2026	25,000	24,730
Total U.S. Treasury Obligations (Cost $124,732)		124,732
Short Term Investments — 67.7%
U.S. Treasury Obligations — 67.7%
U.S. Treasury Bills
3.62%, 3/3/2026 (a)	300,000	299,940
3.88%, 3/5/2026 (a)	25,000	24,989
3.66%, 3/10/2026 (a)	200,000	199,817
3.65%, 3/17/2026 (a)	350,000	349,434
3.67%, 3/19/2026 (a)	150,000	149,725
3.66%, 3/24/2026 (a)	450,000	448,949
3.66%, 3/26/2026 (a)	250,000	249,366
3.66%, 4/2/2026 (a)	300,000	299,026
3.64%, 4/7/2026 (a)	200,000	199,255
3.66%, 4/9/2026 (a)	300,000	298,815
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.64%, 4/14/2026 (a)	300,000	298,671
3.70%, 4/16/2026 (a)	50,000	49,765
3.62%, 4/21/2026 (a)	350,000	348,213
3.68%, 4/23/2026 (a)	50,000	49,731
3.58%, 4/28/2026 (a)	400,000	397,733
3.66%, 4/30/2026 (a)	25,000	24,848
3.56%, 5/5/2026 (a)	100,000	99,361
3.73%, 5/7/2026 (a)	100,000	99,311
3.54%, 5/12/2026 (a)	100,000	99,298
3.84%, 5/14/2026 (a)	100,000	99,216
3.59%, 5/19/2026 (a)	100,000	99,219
3.74%, 5/21/2026 (a)	50,000	49,583
3.61%, 5/26/2026 (a)	100,000	99,145
3.70%, 5/28/2026 (a)	50,000	49,551
3.67%, 6/4/2026 (a)	50,000	49,520
3.74%, 6/11/2026 (a)	75,000	74,214
3.53%, 6/18/2026 (a)	50,000	49,471
3.53%, 6/25/2026 (a)	50,000	49,438
3.54%, 7/2/2026 (a)	50,000	49,402
3.67%, 7/9/2026 (a)	75,000	74,018
3.54%, 7/16/2026 (a)	50,000	49,336
3.57%, 7/23/2026 (a)	50,000	49,296
3.58%, 7/30/2026 (a)	50,000	49,261
3.66%, 8/6/2026 (a)	75,000	73,814
3.56%, 8/13/2026 (a)	50,000	49,198
3.56%, 8/20/2026 (a)	50,000	49,164
3.59%, 8/27/2026 (a)	50,000	49,124
3.73%, 9/3/2026 (a)	75,000	73,582
3.61%, 10/1/2026 (a)	75,000	73,422
3.48%, 12/24/2026 (a)	75,000	72,902
3.50%, 1/21/2027 (a)	25,000	24,233
3.46%, 2/18/2027 (a)	25,000	24,178
Total U.S. Treasury Obligations (Cost $5,366,534)		5,366,534
Total Short Term Investments (Cost $5,366,534)		5,366,534
Total Investments — 101.2% (Cost $8,015,270) *		8,015,270
Liabilities in Excess of Other Assets — (1.2)%		(96,159)
NET ASSETS — 100.0%		7,919,111

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	53

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of February 28, 2026.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 17.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	6,025,000	6,025,048
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.72%, 3/2/2026 (a)	2,934,500	2,934,495
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 3.77%, 3/2/2026 (a)	2,359,000	2,358,976
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (a)	3,635,000	3,635,212
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.78%, 3/2/2026 (a)	6,350,000	6,347,168
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.80%, 3/2/2026 (a)	6,145,000	6,143,831
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.81%, 3/2/2026 (a)	8,789,500	8,793,919
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.83%, 3/2/2026 (a)	3,877,000	3,877,562
U.S. Treasury Notes
3.75%, 4/15/2026	150,000	149,952
0.75%, 4/30/2026	40,000	39,787
4.88%, 4/30/2026	250,000	250,347
1.63%, 5/15/2026	636,000	632,778
3.63%, 5/15/2026	212,000	211,939
0.75%, 5/31/2026	460,000	456,504
2.13%, 5/31/2026	106,000	105,568
4.13%, 6/15/2026	73,384	73,422
0.88%, 6/30/2026	108,000	106,893
4.63%, 6/30/2026	892,000	893,932
0.63%, 7/31/2026	70,000	69,101
1.88%, 7/31/2026	370,000	367,171
4.38%, 7/31/2026	474,000	475,233
3.75%, 8/31/2026	1,070,000	1,069,756
0.88%, 9/30/2026	605,000	595,274
1.63%, 9/30/2026	70,000	69,219
3.50%, 9/30/2026	675,000	674,502
4.63%, 10/15/2026	659,750	663,886
1.13%, 10/31/2026	360,000	353,879
4.13%, 10/31/2026	999,875	1,002,905
4.25%, 11/30/2026	374,875	376,669
4.38%, 12/15/2026	800,000	805,171
1.25%, 12/31/2026	750,000	735,979
1.75%, 12/31/2026	449,750	443,151
4.25%, 12/31/2026	2,149,625	2,161,643
1.50%, 1/31/2027	600,000	588,796
4.13%, 1/31/2027	150,000	150,738
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.88%, 2/28/2027	250,000	245,936
Total U.S. Treasury Obligations (Cost $53,886,342)		53,886,342
Short Term Investments — 85.0%
U.S. Treasury Obligations — 85.0%
U.S. Treasury Bills
3.66%, 3/3/2026 (b)	15,997,250	15,994,001
3.70%, 3/5/2026 (b)	10,598,000	10,593,644
3.61%, 3/10/2026 (b)	15,241,000	15,227,257
3.65%, 3/12/2026 (b)	13,701,000	13,685,726
3.87%, 3/17/2026 (b)	16,964,500	16,936,865
3.62%, 3/19/2026 (b)	10,247,500	10,228,965
3.65%, 3/24/2026 (b)	18,444,250	18,401,294
3.62%, 3/26/2026 (b)	10,289,500	10,263,672
3.70%, 3/31/2026 (b)	18,425,250	18,370,818
3.66%, 4/2/2026 (b)	8,800,000	8,771,440
3.64%, 4/7/2026 (b)	11,100,000	11,058,673
3.66%, 4/9/2026 (b)	12,696,750	12,646,625
3.64%, 4/14/2026 (b)	11,601,500	11,550,128
3.80%, 4/16/2026 (b)	3,700,000	3,682,110
3.63%, 4/21/2026 (b)	11,048,000	10,991,543
3.68%, 4/23/2026 (b)	1,300,000	1,292,995
3.58%, 4/28/2026 (b)	11,097,000	11,034,045
3.66%, 4/30/2026 (b)	1,300,000	1,292,113
3.56%, 5/5/2026 (b)	2,875,500	2,857,121
3.54%, 5/12/2026 (b)	2,899,500	2,879,145
3.79%, 5/14/2026 (b)	3,800,000	3,770,585
3.59%, 5/19/2026 (b)	2,899,500	2,876,848
3.74%, 5/21/2026 (b)	2,700,000	2,677,462
3.61%, 5/26/2026 (b)	2,899,500	2,874,703
3.76%, 6/11/2026 (b)	4,590,000	4,541,565
3.62%, 6/16/2026 (b)	500,000	494,676
3.53%, 6/25/2026 (b)	2,800,000	2,768,558
3.54%, 7/2/2026 (b)	2,800,000	2,766,517
3.73%, 7/9/2026 (b)	2,700,000	2,664,087
3.54%, 7/16/2026 (b)	2,900,000	2,861,484
3.57%, 7/23/2026 (b)	2,900,000	2,859,168
3.58%, 7/30/2026 (b)	1,444,750	1,423,389
3.62%, 8/6/2026 (b)	3,512,500	3,457,509
3.56%, 8/13/2026 (b)	1,492,750	1,468,804
3.56%, 8/20/2026 (b)	2,950,000	2,900,669
3.59%, 8/27/2026 (b)	1,511,000	1,484,517
3.73%, 9/3/2026 (b)	1,800,000	1,765,962
3.61%, 10/1/2026 (b)	1,300,000	1,272,644
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	55

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.48%, 12/24/2026 (b)	1,410,000	1,370,485
3.50%, 1/21/2027 (b)	725,000	702,744
3.46%, 2/18/2027 (b)	2,215,000	2,142,143
Total U.S. Treasury Obligations (Cost $256,902,699)		256,902,699
Total Short Term Investments (Cost $256,902,699)		256,902,699
Total Investments — 102.8% (Cost $310,789,041) *		310,789,041
Liabilities in Excess of Other Assets — (2.8)%		(8,566,956)
NET ASSETS — 100.0%		302,222,085

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(b)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 64.6%
Alabama — 1.3%
Public Finance Authority Series 2025-VRS219, Class A, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 2.14%, 3/2/2026 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.08%, 7/9/2026 (a) (b)	100,000	100,000
Total Alabama		137,285
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage Series 2007B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/6/2026 (b)	27,930	27,930
City of Valdez, Exxon Pipeline Co. Project
Series 1993B, Rev., VRDO, 2.00%, 3/2/2026 (b)	10,165	10,165
Series 1993C, Rev., VRDO, 2.00%, 3/2/2026 (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/6/2026 (a) (b)	4,305	4,305
Total Alaska		52,400
Arizona — 1.4%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	45,110	45,110
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	22,880	22,880
Arizona Industrial Development Authority, Multi-Family Housing Draw Down Sidney Village Project
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	2,265	2,265
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	1,335	1,335
Arizona Industrial Development Authority, Multi-Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	15,680	15,680
Deutsche Bank Spears
Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	7,010	7,010
Series DB-8222, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	9,510	9,510
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	21,000	21,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	20,625	20,625
Total Arizona		148,085
Arkansas — 0.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	28,900	28,900
California — 1.2%
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	32,250	32,250
Series 25-VRS213, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	45,000	45,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,375	17,375
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	17,200	17,200
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	5,185	5,185
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,975	3,975
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	6,975	6,975
Total California		127,960
Colorado — 0.3%
Colorado State Education Loan Program, Rev., TRAN, 5.00%, 6/30/2026	2,920	2,944
Deutsche Bank Spears
Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	8,595	8,595
Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	8,960	8,960
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,905	3,905
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Total Colorado		30,819
Connecticut — 1.8%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	25,875	26,130
City of New London
Series A, GO, BAN, 4.00%, 3/12/2026	24,954	24,963
GO, BAN, 3.75%, 3/11/2027 (c)	27,610	28,019
City of Torrington, GO, BAN, 4.00%, 3/12/2026	22,350	22,358
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	13,500	13,500
State of Connecticut Special Tax Series 2022A, Rev., 5.00%, 7/1/2026	1,965	1,981
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2022B, Rev., 5.00%, 7/1/2026	1,680	1,693
Series 2024B, Rev., 5.00%, 7/1/2026	7,300	7,358
Series 2025A, Rev., 5.00%, 7/1/2026	5,200	5,242
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,000	7,000
Series 2025-CF7067, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,300	7,300
Town of Griswold, GO, BAN, 4.00%, 1/28/2027	2,200	2,231
Town of Killingly Series B, GO, BAN, 4.00%, 11/10/2026	15,000	15,148
Town of North Haven, GO, BAN, 3.75%, 10/29/2026	6,250	6,299
Town of Oxford, GO, BAN, 3.75%, 3/10/2027 (c)	15,080	15,302
Total Connecticut		190,229
District of Columbia — 1.5%
Deutsche Bank Spears
Series DB-8232, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,750	4,750
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	13,625	13,625
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	8,000	8,000
Series 2025-XL0714, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,350	6,350
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,660	4,660
Total District of Columbia		155,170
Florida — 3.2%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 1.93%, 3/6/2026 (b)	1,245	1,245
County of Broward, Power and Light Co. Project, Rev., VRDO, 1.99%, 3/6/2026 (b)	43,600	43,600
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.00%, 3/6/2026 (b)	16,025	16,025
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (b)	24,900	24,900
Deutsche Bank Spears Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 1.88%, 3/6/2026 (b)	12,000	12,000
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.45%, 3/6/2026 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024B, Rev., AMT, VRDO, 2.03%, 3/6/2026 (b)	32,500	32,500
Series 2024A, Rev., AMT, VRDO, 2.15%, 3/6/2026 (b)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/6/2026 (b)	130	130
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	3,770	3,770
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	40,000	40,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	16,660	16,660
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.11%, 3/6/2026 (b)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,560	2,560
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	7,750	7,750
Series 2026-XG0636, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,365	4,365
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	22,105	22,105
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	9,100	9,100
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,335	3,335
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,580	7,580
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	9,515	9,515
Total Florida		340,115
Georgia — 2.7%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.16%, 3/6/2026 (a) (b)	222,000	222,000
Development Authority of Monroe County (The), Florida Power and Light Co., Project, Rev., AMT, VRDO, 2.10%, 3/6/2026 (b)	30,000	30,000
State of Georgia Series 2018A, GO, 5.00%, 7/1/2026	500	504
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	9,275	9,275
Series 2025-XF3475, Rev., VRDO, GTD, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	7,720	7,720
Series 2025-XF3499, Rev., VRDO, GNMA / FNMA COLL, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,480	10,480
Total Georgia		279,979
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025D, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	5,500	5,500
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	100	100
Total Idaho		5,600
Illinois — 4.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.16%, 3/6/2026 (b)	855	855
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.85%, 3/6/2026 (b)	1,500	1,500
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 1.98%, 3/6/2026 (b)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 1.85%, 3/6/2026 (b)	6,005	6,005
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.10%, 3/6/2026 (b)	3,415	3,415
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	80,825	80,825
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	127,800	127,800
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	75,000	75,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	1,010	1,010
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	6,950	6,950
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	9,655	9,655
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	81,910	81,910
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	25,350	25,350
Total Illinois		494,235
Indiana — 0.8%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025D-1, Rev., VRDO, 1.85%, 3/6/2026 (b)	67,000	67,000
Indiana Finance Authority, Parkview Health System, Inc. Series 2009C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	21,950	21,950
Total Indiana		88,950
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 1.2%
Deutsche Bank Spears Series 2026-DB-8235, Rev., VRDO, LOC : Deutsche Bank AG, 2.28%, 3/6/2026 (a) (b)	8,360	8,360
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.14%, 3/6/2026 (a) (b)	117,800	117,800
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3500, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,005	4,005
Total Iowa		130,165
Kentucky — 0.7%
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 2.07%, 3/2/2026 (b)	25,300	25,300
Series 1999C, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,000	9,000
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	39,000	39,000
Total Kentucky		73,300
Louisiana — 1.4%
Louisiana Public Facilities Authority, Christus Health Series 2009B-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/6/2026 (b)	10,500	10,500
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	109,740	109,740
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,750	2,750
Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.96%, 3/6/2026 (a) (b)	4,605	4,605
Total Louisiana		152,595
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.2%
Kennebunk Sewer District, Rev., RAN, 4.00%, 11/18/2026	11,500	11,606
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,500	4,500
Total Maine		16,106
Maryland — 0.4%
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/2/2026 (b)	11,650	11,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,445	10,445
Series 2025-CF7049, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	14,500	14,500
Series 2025-CF7060, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,000	7,000
Total Maryland		43,595
Massachusetts — 1.5%
Bristol-Plymouth Regional Vocational Technical School District, GO, BAN, 4.00%, 2/17/2027	21,920	22,268
City of Waltham, GO, BAN, 3.75%, 6/18/2026	15,543	15,579
City of Westfield Series A, GO, BAN, 4.00%, 6/4/2026	15,955	15,996
Dennis-Yarmouth Regional School District, GO, BAN, 4.00%, 11/4/2026	11,556	11,667
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 1.86%, 3/6/2026 (b)	220	220
Northborough-Southborough Regional School District, GO, BAN, 3.75%, 7/23/2026	7,500	7,525
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	9,275	9,275
Town of Agawam, GO, BAN, 4.00%, 9/24/2026	4,400	4,435
Town of Bourne, GO, BAN, 4.00%, 1/28/2027	2,222	2,255
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Monson, GO, BAN, 3.75%, 8/20/2026	5,500	5,534
Town of Plymouth, GO, BAN, 4.00%, 4/24/2026	16,175	16,202
Town of Southbridge, GO, BAN, 4.00%, 5/28/2026	9,127	9,148
Town of West Springfield, GO, BAN, 4.00%, 6/18/2026	14,196	14,238
Town of Westborough, GO, BAN, 4.00%, 3/27/2026	4,000	4,004
Total Massachusetts		156,071
Michigan — 0.7%
Michigan Finance Authority Series 2025A-1, Rev., 5.00%, 7/20/2026	3,600	3,630
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3490, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 3/2/2026 (a) (b)	3,140	3,140
Series 2024-XL0573, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,755	1,755
Series 2025-XF1967, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,940	4,940
Series 2025-XF3468, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	18,250	18,250
Series 2025-XF8087, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,625	2,625
Series 2025-XL0700, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,585	4,585
Total Michigan		74,485
Minnesota — 0.3%
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	3,660	3,660
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (b)	13,450	13,450
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2026	1,035	1,045
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	9,665	9,665
Total Minnesota		29,255
Mississippi — 1.5%
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 2.00%, 3/2/2026 (b)	5,260	5,260
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2010G, Rev., VRDO, 2.00%, 3/2/2026 (b)	1,320	1,320
Series 2010J, Rev., VRDO, 2.00%, 3/2/2026 (b)	25,645	25,645
Series 2011B, Rev., VRDO, 2.00%, 3/2/2026 (b)	880	880
Series 2007B, Rev., VRDO, 2.07%, 3/2/2026 (b)	6,910	6,910
Series 2007C, Rev., VRDO, 2.07%, 3/2/2026 (b)	11,345	11,345
Series 2009B, Rev., VRDO, 2.07%, 3/2/2026 (b)	6,995	6,995
Series 2009C, Rev., VRDO, 2.07%, 3/2/2026 (b)	16,130	16,130
Series 2009E, Rev., VRDO, 2.07%, 3/2/2026 (b)	28,065	28,065
Series 2009G, Rev., VRDO, 2.07%, 3/2/2026 (b)	12,665	12,665
Series 2010I, Rev., VRDO, 2.07%, 3/2/2026 (b)	27,410	27,410
Series 2011G, Rev., VRDO, 2.07%, 3/2/2026 (b)	9,315	9,315
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,540	1,540
Total Mississippi		153,480
Missouri — 1.2%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 1.93%, 3/6/2026 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (b)	31,775	31,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (b)	2,305	2,305
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	21,100	21,100
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	11,875	11,875
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	9,155	9,155
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,445	3,445
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,605	6,605
Total Missouri		131,060
Montana — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	10,000	10,000
Nebraska — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1431, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	10,975	10,975
Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	10,235	10,235
Total Nebraska		21,210
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	5,135	5,135
Series 2025-ZF3413, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Total Nevada		19,695
New Hampshire — 1.0%
City of Portsmouth, GO, BAN, 4.25%, 6/18/2026	7,131	7,157
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — continued
County of Merrimack, GO, TAN, 3.50%, 12/23/2026 (c)	25,000	25,244
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	21,715	21,715
Total New Hampshire		105,041
New Jersey — 4.0%
Borough of Avalon, Water and Sewer Utility, GO, BAN, 4.00%, 2/2/2027	32,286	32,768
Borough of Fairview, GO, BAN, 4.00%, 8/21/2026	14,468	14,565
Borough of Raritan Series 2025A, GO, BAN, 4.00%, 7/8/2026	11,558	11,596
Borough of South Plainfield Series 2025A, GO, BAN, 4.00%, 4/9/2026	8,866	8,876
Borough of Woodland Park, GO, BAN, 4.00%, 4/30/2026	9,840	9,850
City of Linden, GO, BAN, 4.00%, 6/12/2026	10,927	10,957
City of Ocean City Series 2025B, GO, BAN, 3.75%, 10/8/2026	43,000	43,325
County of Hudson, GO, BAN, 4.00%, 2/24/2027	1,050	1,068
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2026	1,900	1,916
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	16,785	16,785
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,440	5,440
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,925	3,925
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/6/2026 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,920	7,920
Town of Dover, GO, BAN, 3.50%, 7/20/2026	12,350	12,397
Town of Phillipsburg, GO, BAN, 3.75%, 10/22/2026	18,253	18,393
Township of Berkeley Series 2025B, GO, BAN, 4.00%, 8/20/2026	18,549	18,673
Township of Bordentown, GO, BAN, 4.00%, 3/27/2026	25,000	25,019
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Bridgewater, Water Utility Series 2025A, GO, BAN, 4.00%, 7/29/2026	24,476	24,588
Township of Gloucester Series 2025A, GO, BAN, 4.00%, 7/21/2026	2,500	2,514
Township of Maplewood, GO, BAN, 3.75%, 10/1/2026	20,426	20,578
Township of River Vale, GO, BAN, 3.75%, 9/30/2026	8,200	8,261
Township of Robbinsville Series 2025A, GO, BAN, 4.00%, 7/8/2026	4,074	4,087
Township of South Orange Village
GO, BAN, 4.00%, 6/24/2026 (d)	11,033	11,068
GO, BAN, 4.00%, 6/24/2026	21,772	21,842
Township of Union, GO, BAN, 4.00%, 2/26/2027	10,577	10,758
Township of West Orange, GO, BAN, 3.75%, 11/3/2026	62,698	63,211
Total New Jersey		420,315
New Mexico — 0.3%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/6/2026 (b)	23,700	23,700
State of New Mexico Severance Tax Permanent Fund Series 2021A, Rev., 5.00%, 7/1/2026	400	403
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	2,500	2,500
Total New Mexico		26,603
New York — 15.5%
City of New York, Fiscal Year 2015 Series 2015F-5, GO, VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (b)	7,770	7,770
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	31,835	31,835
Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (b)	5,150	5,150
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (b)	57,550	57,550
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (b)	51,105	51,105
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,065	5,065
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	22,795	22,795
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,555	3,555
Falconer Central School District, GO, BAN, 4.00%, 7/15/2026	14,750	14,803
Hamburg Central School District, GO, BAN, 4.00%, 5/28/2026	35,125	35,199
Medina Central School District, GO, BAN, 4.00%, 6/25/2026	31,607	31,700
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (b)	38,800	38,800
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	1,950	1,950
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	270	270
Milford Central School District, GO, BAN, 3.75%, 12/11/2026	11,985	12,090
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	12,950	12,950
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (b)	16,550	16,550
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (b)	34,735	34,735
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (b)	28,100	28,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (b)	50,410	50,410
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	24,160	24,160
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (b)	66,805	66,805
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	10,310	10,310
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	72,100	72,100
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2014 Series 2014B-3, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (b)	6,105	6,105
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/6/2026 (b)	7,620	7,620
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.01%, 3/2/2026 (b)	17,185	17,185
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	7,755	7,755
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (b)	11,100	11,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (b)	115,150	115,150
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (b)	28,275	28,275
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.89%, 3/6/2026 (b)	75,860	75,860
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (b)	2,750	2,750
Port Byron Central School District, GO, BAN, 3.75%, 6/26/2026	13,845	13,877
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	50,800	50,800
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	25,835	25,835
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	17,000	17,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	53,050	53,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	62,050	62,050
Rome City School District, GO, BAN, 4.00%, 6/25/2026	17,198	17,251
Sachem Central School District, GO, TAN, 3.75%, 6/25/2026	72,000	72,281
Sherburne Earlville Central School District, GO, BAN, 4.00%, 7/16/2026	26,520	26,615
South Jefferson Central School District, GO, BAN, 4.00%, 6/26/2026	17,475	17,532
South Lewis Central School District, GO, BAN, 4.00%, 7/24/2026	15,000	15,061
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,445	4,445
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	12,050	12,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	4,110	4,110
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	11,110	11,110
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,470	6,470
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	9,025	9,025
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,800	3,800
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,000	3,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,520	3,520
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	400	400
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XF3494, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,665	6,665
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,450	6,450
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,250	1,250
Series 2025-ZF3418, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-MS0085, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.08%, 4/23/2026 (a) (b)	6,500	6,500
Series 2025-MS0086, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.08%, 4/23/2026 (a) (b)	3,200	3,200
Town of Colonie
Series 2025A, GO, BAN, 4.00%, 3/6/2026	6,477	6,478
GO, BAN, 4.00%, 3/5/2027	1,123	1,142
Town of Oyster Bay
GO, BAN, 4.00%, 8/21/2026	49,845	50,191
GO, BAN, 4.00%, 3/5/2027	9,662	9,832
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,055	2,055
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	26,175	26,175
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 1.84%, 3/6/2026 (b)	32,575	32,575
Union Endicott Central School District, GO, BAN, 4.00%, 6/26/2026	19,843	19,905
Yorkshire-Pioneer Central School District, GO, BAN, 4.00%, 6/18/2026	32,151	32,241
Total New York		1,626,138
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 0.7%
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.94%, 3/6/2026 (b)	23,985	23,985
Public Finance Authority Series 2025-VRS218, Class A, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-CF7068, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	20,000	20,000
Total North Carolina		68,985
Ohio — 3.4%
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350	5,376
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/15/2026	12,000	12,130
City of Sidney, GO, BAN, 3.75%, 10/7/2026	16,220	16,344
County of Hamilton Sales Tax, Rev., BAN, 5.00%, 12/1/2026	38,000	38,635
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 1.80%, 3/6/2026 (b)	50,000	50,000
Public Finance Authority
Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	20,280	20,280
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	42,350	42,350
Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	8,650	8,650
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	8,000	8,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 1.85%, 3/6/2026 (b)	42,645	42,645
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 1.80%, 3/2/2026 (b)	24,750	24,750
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	9,470	9,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	36,340	36,340
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,635	3,635
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,200	5,200
Total Ohio		356,555
Oklahoma — 0.6%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	55,820	55,820
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,220	2,220
Series 2025-XF3305, Rev., VRDO, A.G., LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XF3491, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	8,000	8,000
Total Oklahoma		68,040
Oregon — 0.2%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	3,900	3,900
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2026-CF7076, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	8,515	8,515
Total Oregon		16,415
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	7,475	7,475
Total Other		42,475
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — 1.1%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.80%, 3/2/2026 (b)	13,515	13,515
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (b)	2,500	2,500
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	19,948	19,948
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.92%, 3/6/2026 (b)	11,320	11,320
Public Finance Authority Series 2025-VRS302, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	26,020	26,020
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.12%, 3/2/2026 (a) (b)	3,500	3,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	10,260	10,260
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	12,375	12,375
Total Pennsylvania		120,443
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/6/2026 (b)	810	810
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.5%
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	49,200	49,200
Tennessee — 0.2%
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (b)	3,025	3,025
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	9,620	9,620
Total Tennessee		22,645
Texas — 4.1%
Austin Community College District Public Facility Corp., Round Rock Campus, Rev., 5.00%, 8/1/2026	1,000	1,010
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	10,300	10,300
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.88%, 3/6/2026 (b)	100	100
Deutsche Bank Spears
Series 2026BB, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,645	5,645
Series 2025-DB8198, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,935	5,935
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series DB-8212, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,870	11,870
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2025G, Rev., VRDO, LIQ : PNC Bank NA, 2.00%, 3/2/2026 (b)	22,450	22,450
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.00%, 3/2/2026 (b)	60,305	60,305
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (b)	6,965	6,965
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3272, Rev., VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	20,210	20,210
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,600	1,600
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	11,625	11,625
Series 2025-CF7065, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	5,700	5,700
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,640	1,640
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	7,685	7,685
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.01%, 3/6/2026 (a) (b)	7,200	7,200
Texas A&M University, Financing System Series 2025A, Rev., 5.00%, 5/15/2026	2,250	2,261
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (b)	131,975	131,975
Total Texas		427,946
Utah — 0.0% ^
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/6/2026 (b)	3,215	3,215
Virginia — 1.0%
Harrisonburg Economic Development Authority, Sentara Health, Rev., VRDO, LOC : US Bank NA, 2.00%, 3/6/2026 (b)	20,960	20,960
Public Finance Authority
Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	33,725	33,725
Series 2025-VRS217, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	33,300	33,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	7,560	7,560
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,350	3,350
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2025-XF3472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	1,705	1,705
Total Virginia		110,600
Washington — 0.3%
Deutsche Bank Spears Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	9,495	9,495
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	10,520	10,520
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	8,000	8,000
Total Washington		31,765
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.20%, 3/6/2026 (b)	20,500	20,500
Wisconsin — 1.5%
Public Finance Authority Series 2025-VRS220, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	18,355	18,355
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	5,925	5,925
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,500	3,500
Series 2025-XM1216, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,360	4,360
Series 2025-YX1447, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,700	6,700
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	4,095	4,095
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/6/2026 (b)	37,880	37,880
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Series 2018 A, Rev., VRDO, LOC : Barclays Bank plc, 2.00%, 3/2/2026 (b)	12,995	12,995
Wisconsin Housing and Economic Development Authority Home Ownership Series 2026 C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	5,835	5,835
Wisconsin Housing and Economic Development Authority Housing Series 2023C, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.88%, 3/6/2026 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 1.88%, 3/6/2026 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.88%, 3/6/2026 (b)	9,000	9,000
Total Wisconsin		163,040
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 1.88%, 3/6/2026 (b)	3,200	3,200
Series 2024-2, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2026 (b)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $6,788,780)		6,788,780
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.9%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (a)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
California — continued
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 1.95%, 3/6/2026# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 1.95%, 3/6/2026# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 1.97%, 3/6/2026# (a)	41,200	41,200
Total California		142,200
New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.04%, 3/6/2026# (a)	25,000	25,000
Other — 8.4%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.04%, 3/6/2026# (a)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.02%, 3/6/2026# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.04%, 3/6/2026# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (a)	190,300	190,300
Series 5, LIQ : Societe Generale, 1.93%, 3/6/2026# (a)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.96%, 3/5/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (a)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 1.95%, 3/6/2026# (a)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.03%, 3/5/2026# (a)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (a)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 24.6%
Commercial Paper — 24.6%
Board of Regents of the University of Texas System
Series A, 2.71%, 3/4/2026	12,500	12,500
Series A, 2.70%, 3/13/2026	15,000	15,000
Series A, 2.68%, 3/19/2026	18,000	18,000
Series A, 2.65%, 4/16/2026	25,000	25,000
Series A, 2.62%, 5/12/2026	15,000	15,000
Series A, 2.62%, 5/18/2026	25,000	25,000
Series A, 2.62%, 5/18/2026	25,000	25,000
Series A, 2.60%, 5/21/2026	25,000	25,000
Series A, 2.57%, 6/2/2026	21,800	21,800
Series A, 2.40%, 6/3/2026	25,000	25,000
Series A, 2.57%, 6/3/2026	20,000	20,000
Series A, 2.37%, 6/4/2026	25,000	25,000
Series C-1, 2.53%, 6/4/2026	25,000	25,000
Series C-2, 2.38%, 6/9/2026	25,000	25,000
Series A, 2.58%, 6/9/2026	11,000	11,000
Series A, 2.34%, 6/10/2026	8,000	8,000
Series A, 2.37%, 6/23/2026	22,400	22,400
Series A, 2.40%, 6/24/2026	23,299	23,299
Series A, 2.40%, 7/1/2026	25,000	25,000
Series A, 2.39%, 7/8/2026	23,500	23,500
Series A, 2.40%, 7/9/2026	25,000	25,000
Series A, 2.34%, 7/14/2026	25,000	25,000
Board of Trustees of Michigan State University Series TE-H, 2.35%, 3/24/2026	23,244	23,244
City of Cape Coral
Series A, 2.42%, 3/9/2026	14,000	14,000
Series A, 2.42%, 4/7/2026	16,650	16,650
City of Houston
Series H-2, 2.43%, 3/12/2026	10,000	10,000
Series H-2, 2.43%, 3/26/2026	10,000	10,000
City of Jacksonville Series 92, 2.49%, 3/3/2026	28,300	28,300
City of Los Angeles Community Facilities District Series R-TE, 2.18%, 3/17/2026	10,000	10,000
City of Memphis Series A, 2.45%, 3/6/2026	85,000	85,000
City of Philadelphia Water & Wastewater Series C, 2.40%, 6/4/2026	8,200	8,200
City of Philadelphia Water and Wastewater Series B, 2.68%, 5/7/2026	4,330	4,330
City of Rochester
Series 2011, 2.38%, 3/10/2026	18,000	18,000
Series 2014, 2.40%, 6/8/2026	60,000	60,000
City of San Antonio
Series A, 2.65%, 5/12/2026	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 2.65%, 5/12/2026	100,000	100,000
County of Harris
Series C-2, 2.43%, 3/12/2026	100	100
Series C-2, 2.45%, 3/12/2026	100	100
Series C-2, 2.75%, 3/12/2026	270	270
Series C, 2.43%, 3/26/2026	1,910	1,910
2.45%, 3/26/2026	1,050	1,050
Series A-1, 2.45%, 3/26/2026	1,200	1,200
Series B, 2.45%, 3/26/2026	300	300
Series A-1, 2.45%, 3/26/2026	1,360	1,360
Series A-1, 2.76%, 3/26/2026	40,910	40,910
Series K-2, 2.35%, 4/2/2026	750	750
Series K-2, 2.40%, 4/2/2026	470	470
Series K-2, 2.40%, 4/2/2026	100	100
Series C-2, 2.40%, 5/13/2026	100	100
County of King Series A, 2.41%, 3/23/2026	15,300	15,300
County of Maricopa
2.40%, 3/4/2026	17,220	17,220
2.40%, 3/25/2026	44,500	44,500
Dallas Area Rapid Transit Series I, 2.42%, 3/12/2026	18,378	18,378
Harris County Flood Control District
Series H-2, 2.38%, 3/17/2026	330	330
Series H-2, 2.40%, 3/17/2026	6,755	6,755
Health and Educational Facilities Authority of the State of Missouri
Series 14-B, 2.40%, 4/9/2026	50,000	50,000
Series 14-E, 2.40%, 4/14/2026	50,000	50,000
Series 14-C, 2.41%, 4/16/2026	50,000	50,000
Indiana Finance Authority Series D-2, 2.38%, 8/6/2026	91,155	91,155
Long Island Power Authority
Series B, 2.35%, 3/16/2026	23,750	23,750
Series B, 2.40%, 3/16/2026	21,000	21,000
Louisville and Jefferson County Metropolitan Sewer District Series A-1, 2.41%, 3/5/2026	97,435	97,435
Lower Colorado River Authority
Series B, 2.43%, 3/4/2026	29,193	29,193
Series B, 2.40%, 5/27/2026	5,000	5,000
Metropolitan Government of Nashville and Davidson County
Series 2024, 2.33%, 3/5/2026	50,000	50,000
Series 2024, 2.40%, 3/5/2026	34,550	34,550
Series 2024, 2.43%, 3/5/2026	12,000	12,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Municipal Improvement Corp. of Los Angeles
Series A-3, 2.18%, 3/3/2026	2,000	2,000
Series A-3, 2.18%, 3/3/2026	4,400	4,400
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Series A-3, 2.20%, 3/3/2026	5,389	5,389
Series A-3, 2.20%, 3/3/2026	18,860	18,860
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Omaha Public Power District
Series A, 2.62%, 3/2/2026	7,450	7,450
2.62%, 3/2/2026	5,000	5,000
Series A, 2.40%, 3/3/2026	15,000	15,000
Series A, 2.33%, 3/9/2026	14,300	14,300
Series A, 2.40%, 3/17/2026	13,700	13,700
Series A, 2.34%, 5/20/2026	12,500	12,500
Series A, 2.34%, 6/4/2026	15,000	15,000
Pennsylvania Higher Educational Facilities, 2.37%, 5/5/2026	25,000	25,000
Pennsylvania Higher Educational Facilities Authority, 2.67%, 3/10/2026	25,000	25,000
Rhode Island Health And Educational Building Corp, 2.40%, 6/2/2026	20,192	20,192
Rhode Island Health and Educational Building Corp., 2.50%, 3/10/2026	22,187	22,187
Rhode Island Health And Educational Building Corp.
2.68%, 3/3/2026	24,155	24,155
2.41%, 6/10/2026	19,400	19,400
San Francisco City and County Public Utilities Commission Wastewater Series A-1, 2.32%, 8/4/2026	3,000	3,000
Southwestern Illinois Development Authority
Series 17-B, 2.39%, 3/4/2026	49,870	49,870
Series 17-B, 2.44%, 3/24/2026	15,000	15,000
State of Oregon Department of Transportation Series A-2, 2.55%, 4/15/2026	66,422	66,422
Texas A&M University
Series B, 2.35%, 6/23/2026	10,000	10,000
Series B, 2.36%, 6/30/2026	86,000	86,000
Texas Public Finance Authority
Series 19, 2.38%, 5/5/2026	82,050	82,050
Series 19, 2.40%, 5/6/2026	86,325	86,325
Series 19, 2.42%, 5/7/2026	58,850	58,850
University Millennium Park LLC Series H, 2.37%, 6/3/2026	14,300	14,300
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	71

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University of California
Series A, 2.65%, 3/5/2026	20,000	20,000
Series A, 2.40%, 3/12/2026	22,500	22,500
Series A, 2.67%, 4/2/2026	20,000	20,000
Series A, 2.60%, 4/6/2026	3,430	3,430
University of Houston
Series TE-A, 2.40%, 5/7/2026	11,000	11,000
Series TE-A, 2.40%, 5/18/2026	10,020	10,020
University of Massachusetts Building Authority Series 13B-1, 2.35%, 5/6/2026	20,814	20,814
University of Minnesota
Series G, 2.62%, 3/2/2026	2,146	2,146
Series H, 2.69%, 3/10/2026	16,300	16,300
Series H, 2.38%, 3/17/2026	11,600	11,600
Series H, 2.40%, 3/17/2026	17,800	17,800
Series H, 2.41%, 5/12/2026	50,000	50,000
Series F, 2.39%, 5/19/2026	32,100	32,100
University of North Carolina System, 2.60%, 5/6/2026	1,000	1,000
Virginia Small Business Financing Authority
Series 2025, 2.46%, 4/1/2026	17,250	17,250
Series 2025, 2.45%, 6/2/2026	15,000	15,000
Total Commercial Paper (Cost $2,580,719)		2,580,719
Total Short Term Investments (Cost $2,580,719)		2,580,719
Total Investments — 99.1% (Cost $10,415,299) *		10,415,299
Other Assets in Excess of Liabilities — 0.9%		93,825
NET ASSETS — 100.0%		10,509,124

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.7%
Alabama — 1.2%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 2.00%, 3/2/2026 (a)	6,095	6,095
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.08%, 7/9/2026 (a) (b)	24,600	24,600
Total Alabama		34,695
Alaska — 1.1%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 2.12%, 3/2/2026 (a)	19,835	19,835
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 2.00%, 3/2/2026 (a)	1,720	1,720
Series 1993B, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,500	3,500
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	5,625	5,625
Total Alaska		30,680
Arizona — 0.5%
Deutsche Bank Spears Series 2026-DB-8230, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	6,620	6,620
RIB Floater Trust Various States Series 2025-1009, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	3,810	3,810
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,755	2,755
Total Arizona		13,185
Arkansas — 2.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	68,600	68,600
California — 4.5%
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	5,000	5,000
City of Los Angeles Department of Airports Series 2016A, Rev., AMT, 5.00%, 5/15/2026	950	953
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments
Series 1997A, Rev., VRDO, LOC : FNMA, 1.87%, 3/6/2026 (a)	8,500	8,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2000A, Rev., VRDO, LOC : FNMA, 1.87%, 3/6/2026 (a)	2,000	2,000
RIB Floater Trust Various States
Series 2026-003, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 3/5/2026 (a) (b)	13,250	13,250
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	1,975	1,975
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., AMT, VRDO, LOC : Citibank NA, 1.83%, 3/6/2026 (a)	5,730	5,730
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	17,955	17,955
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	15,000	15,000
Series 2025-CF7069, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	17,489	17,490
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	7,660	7,660
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.93%, 3/6/2026 (a) (b)	2,010	2,010
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	9,815	9,815
Total California		125,878
Colorado — 3.9%
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.00%, 3/6/2026 (a)	32,880	32,880
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.90%, 3/6/2026 (a)	295	295
Fort Collins-Loveland Water District, Rev., 5.00%, 12/1/2026	1,100	1,119
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,430	4,430
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	10,125	10,125
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	1,745	1,745
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2023-XM1151, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	1,670	1,670
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 1.93%, 3/6/2026 (a) (b)	20,610	20,610
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	1,000	1,000
Series 2025-ZF3462, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	3,430	3,430
Total Colorado		109,349
District of Columbia — 2.3%
Metropolitan Washington Airports Authority Aviation Series A-1, Rev., AMT, VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a)	16,350	16,350
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0650, Rev., VRDO, LIQ : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	4,960	4,960
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	355	355
Series 025-XF1957, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 025-XL0652, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,375	3,375
Series 025-XM1287, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 025-XM1288, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,995	6,995
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,935	4,935
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	9,835	9,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2026-XX1454, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	6,150	6,150
Series 025-ZF3422, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	4,575	4,575
Total District of Columbia		65,280
Florida — 7.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., AMT, VRDO, LOC : Citibank NA, 2.01%, 3/6/2026 (a)	2,425	2,425
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.00%, 3/6/2026 (a)	34,600	34,600
County of Broward Series 2007A, Rev., AMT, VRDO, LOC : Citibank NA, 1.95%, 3/6/2026 (a)	6,050	6,050
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 1.95%, 3/6/2026 (a)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.95%, 3/6/2026 (a)	25,000	25,000
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.00%, 3/6/2026 (a)	6,175	6,175
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.15%, 3/6/2026 (a)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	1,445	1,445
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 2.25%, 3/2/2026 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,330	3,330
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,350	5,350
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF1836, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	6,660	6,660
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	4,085	4,085
Series 2025-ZF8050, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	5,625	5,625
Series 2026-XX1452, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	4,000	4,000
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	3,400	3,400
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	8,025	8,025
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/6/2026 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	5,000	5,000
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.02%, 3/6/2026 (a) (b)	13,190	13,190
Total Florida		213,995
Georgia — 3.8%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.16%, 3/6/2026 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.15%, 3/6/2026 (a)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.10%, 3/6/2026 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1967, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,330	3,330
Series 2025-XG0630, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/6/2026 (a) (b)	10,050	10,050
Total Georgia		106,100
Hawaii — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	7,965	7,965
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — continued
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	4,220	4,220
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	2,440	2,440
Series 2025-XX1443, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	3,335	3,335
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,000	3,000
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,705	2,705
Total Hawaii		30,615
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (a)	8,340	8,340
Idaho Health Facilities Authority, Trinity Health Corp. Series 2013ID, Rev., VRDO, 2.62%, 5/1/2026 (a)	4,000	4,000
Total Idaho		12,340
Illinois — 2.0%
Public Finance Authority Series 2026-VRS223, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2025-G-128, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	5,930	5,930
Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	10,000	10,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 4/3/2026 (a) (b)	6,415	6,415
State of Illinois Series 2022B, GO, 5.00%, 3/1/2026	5,620	5,620
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : Bank of America NA, 2.08%, 3/2/2026 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	250	250
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	2,500	2,500
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	3,765	3,765
Total Illinois		57,185
Indiana — 0.1%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/6/2026 (a)	2,550	2,550
Kentucky — 2.3%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.07%, 3/6/2026 (a)	21,990	21,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 2.07%, 3/2/2026 (a)	27,800	27,800
Louisville, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC : PNC Bank NA, 1.90%, 3/6/2026 (a)	5,180	5,180
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	4,380	4,380
Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.96%, 3/6/2026 (a) (b)	5,470	5,470
Total Kentucky		64,820
Louisiana — 1.9%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 2.05%, 3/2/2026 (a)	9,000	9,000
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 2.05%, 3/2/2026 (a)	38,305	38,305
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	4,500	4,500
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,000	2,000
Total Louisiana		53,805
Maryland — 2.7%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,600	5,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a)	4,445	4,445
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a)	28,060	28,060
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.96%, 3/6/2026 (a)	6,130	6,130
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	5,510	5,510
Total Maryland		75,970
Massachusetts — 1.2%
City of Beverly, GO, BAN, 4.00%, 6/26/2026	5,750	5,764
City of Brockton, GO, BAN, 5.00%, 10/8/2026	7,050	7,145
Deutsche Bank Spears
Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,765	4,765
Series 2026-DB-8228, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,000	3,000
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	3,775	3,775
Town of Groveland, GO, BAN, 4.25%, 5/29/2026	4,317	4,327
Town of Mashpee, GO, BAN, 4.00%, 5/27/2026	335	336
Town of Topsfield, GO, BAN, 4.00%, 4/15/2026	3,000	3,004
Total Massachusetts		33,351
Michigan — 2.4%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 1.95%, 3/6/2026 (a)	44,350	44,350
Michigan State Housing Development Authority, Single Family Mortgage Series 2006C, Rev., VRDO, LIQ : FHLB, 1.87%, 3/6/2026 (a)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 2.05%, 3/2/2026 (a)	11,050	11,050
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 1.94%, 3/6/2026 (a) (b)	7,990	7,990
Total Michigan		67,490
Minnesota — 0.8%
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (a)	19,200	19,200
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.93%, 3/6/2026 (a)	2,500	2,500
Total Minnesota		21,700
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2010H, Rev., VRDO, 2.00%, 3/2/2026 (a)	6,535	6,535
Series 2010K, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,750	3,750
Series 2011F, Rev., VRDO, 2.00%, 3/2/2026 (a)	3,000	3,000
Total Mississippi		13,285
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.03%, 5/1/2026 (a)	1,265	1,270
Nebraska — 1.0%
County of Washington, Rev., AMT, VRDO, 1.93%, 3/6/2026 (a)	11,665	11,665
Deutsche Bank Spears
Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	11,255	11,255
Series 2025-DB-8227, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Total Nebraska		27,920
Nevada — 0.4%
Clark County School District, Limited Tax, Various Purpose Series 2024C, GO, 5.00%, 6/15/2026	4,650	4,680
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, 1.91%, 3/6/2026 (a) (b)	5,930	5,930
Total Nevada		10,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,075	4,075
New Jersey — 5.0%
Borough of Hopatcong, GO, BAN, 4.00%, 7/15/2026	4,341	4,353
Borough of Seaside Heights Series 2025A, GO, BAN, 4.00%, 3/24/2026	6,752	6,756
Borough of Seaside Park Series 2025A, GO, BAN, 4.00%, 4/10/2026	2,925	2,928
Borough of Stone Harbor, GO, BAN, 4.00%, 7/24/2026	6,942	6,964
Borough of Watchung, GO, BAN, 4.00%, 11/10/2026	5,129	5,174
City of Burlington Series 2025A, GO, BAN, 4.25%, 6/4/2026	9,678	9,704
City of Hoboken Series 2025A, GO, BAN, 4.00%, 3/10/2026	1,170	1,170
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	15,000	15,236
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.95%, 6/2/2026 (a)	18,000	18,204
Penns Grove-Carneys Point Regional School District, GO, GAN, 4.00%, 7/2/2026	6,478	6,489
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.94%, 3/6/2026 (a) (b)	24,185	24,185
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/6/2026 (a) (b)	5,700	5,700
Township of Florence, GO, BAN, 3.75%, 11/20/2026	3,344	3,367
Township of Hopewell, GO, BAN, 4.00%, 9/21/2026	1,739	1,752
Township of Mendham, GO, BAN, 5.00%, 4/28/2026	4,754	4,765
Township of Pennsauken Series 2025A, GO, BAN, 4.75%, 5/22/2026	18,719	18,780
Township of Pequannock, GO, BAN, 4.00%, 3/27/2026	3,005	3,007
Total New Jersey		141,034
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 1.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (a)	15,000	15,000
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (a)	10,000	10,000
State of New Mexico Severance Tax Permanent Fund
Series 2021A, Rev., 5.00%, 7/1/2026	1,000	1,008
Series 2025A, Rev., 5.00%, 7/1/2026	4,100	4,131
Total New Mexico		30,139
New York — 13.5%
Babylon Union Free School District, GO, TAN, 3.25%, 6/24/2026	7,000	7,013
Barker Central School District Series 2025A, GO, BAN, 4.00%, 6/18/2026	2,500	2,509
Canastota Central School District, GO, BAN, 3.50%, 7/23/2026	8,500	8,528
Candor Central School District, GO, BAN, 4.00%, 6/26/2026	3,000	3,008
City of Albany, GO, BAN, 4.00%, 3/20/2026	10,000	10,004
City of Geneva, GO, BAN, 4.75%, 4/30/2026	6,500	6,513
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	3,300	3,300
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (a)	11,275	11,275
Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (a)	1,815	1,815
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,025	2,025
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	4,175	4,175
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,000
City of Olean Series 2025A, GO, BAN, 3.75%, 7/22/2026	7,262	7,268
City of Oneonta, GO, BAN, 4.00%, 5/15/2026	6,000	6,015
City of Rome, GO, BAN, 4.00%, 6/10/2026	7,475	7,492
City of Syracuse, GO, BAN, 3.50%, 1/22/2027	4,000	4,031
Cuba-Rushford Central School District, GO, BAN, 4.00%, 6/26/2026	4,880	4,890
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Deutsche Bank Spears
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	400	400
Series 2025-DB-8217, GO, VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	16,230	16,230
Dundee Central School District, GO, BAN, 4.00%, 6/18/2026	3,615	3,622
East Moriches Union Free School District, GO, TAN, 3.75%, 3/6/2026	3,000	3,000
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	8,000	8,017
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026	5,000	5,013
Greenport Union Free School District, GO, TAN, 3.50%, 5/13/2026	3,500	3,505
Hoosic Valley Central School District, GO, BAN, 4.00%, 6/24/2026	9,770	9,793
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,850	3,858
Metropolitan Transportation Authority Series 2012G4, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/2/2026 (a)	50	50
Montauk Union Free School District, GO, TAN, 4.00%, 6/25/2026	2,500	2,511
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 2.19%, 3/6/2026 (a)	13,600	13,600
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	29,225	29,225
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	2,925	2,925
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.95%, 3/2/2026 (a)	2,450	2,450
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	250	250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	2,365	2,365
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.90%, 3/2/2026 (a)	10,750	10,750
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.01%, 3/2/2026 (a)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	4,400	4,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	100	100
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	5,000	5,000
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 1.83%, 3/6/2026 (a)	8,000	8,000
Oneida City School District, GO, BAN, 3.50%, 6/26/2026	3,000	3,008
Oswego City School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,690	4,703
Penn Yan Central School District Series 2025B, GO, BAN, 4.00%, 9/11/2026	1,260	1,268
Pine Valley Central School District, GO, BAN, 3.75%, 8/20/2026	7,360	7,392
Red Hook Central School District, GO, BAN, 3.75%, 6/25/2026	5,000	5,016
Schoharie Central School District Series 2025A, GO, BAN, 4.00%, 7/10/2026	10,025	10,055
Springville-Griffith Institute Central School District Series 2025A, GO, BAN, 4.00%, 8/14/2026	2,030	2,039
Susquehanna Valley Central School District, GO, BAN, 3.75%, 9/18/2026	1,791	1,799
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	1,700	1,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-MS0087E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 5/21/2026 (a) (b)	225	225
Town of Greece, GO, BAN, 4.00%, 10/30/2026	3,977	4,012
Town of Lansing Series 2025A, GO, BAN, 3.75%, 8/19/2026	1,770	1,777
Town of Putnam Valley Series 2025C, GO, BAN, 3.25%, 11/4/2026	1,800	1,807
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	3,325	3,325
Union Endicott Central School District, GO, BAN, 4.00%, 10/16/2026	2,186	2,204
Valley Central School District, GO, BAN, 4.00%, 6/23/2026	7,700	7,732
Village of Clinton, GO, BAN, 3.50%, 2/4/2027	2,572	2,591
Village of Freeport
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,000	6,011
Series 2025E, GO, BAN, 3.75%, 10/16/2026	9,500	9,564
Series 2025F, GO, BAN, 3.75%, 11/12/2026	10,000	10,072
Series 2026A, GO, BAN, 3.50%, 2/26/2027	2,317	2,341
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	20,000	20,040
Village of Lake Success
Series 2025A, GO, BAN, 4.00%, 6/12/2026	2,000	2,004
Series 2025B, GO, BAN, 3.75%, 10/28/2026	4,340	4,371
Village of New Paltz Series 2026A, GO, BAN, 3.50%, 2/26/2027	1,000	1,010
Village of South Blooming Grove Series 2026A, GO, BAN, 3.50%, 2/18/2027	3,235	3,256
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	7,000	7,015
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	5,357	5,374
Total New York		379,536
North Carolina — 0.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group Series 2007E, Rev., VRDO, A.G., LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,475	2,475
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	4,200	4,200
Total North Carolina		6,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 1.9%
County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., VRDO, 2.62%, 5/1/2026 (a)	6,500	6,500
Springboro Community City School District, Unlimited Tax, GO, BAN, 4.00%, 12/22/2026	4,000	4,031
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 1.80%, 3/2/2026 (a)	6,250	6,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	535	535
Series 2025-ZF1835, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF8062, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	7,500	7,500
Series 2026-CF7078, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	12,540	12,540
Total Ohio		54,171
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,615	3,615
Oregon — 1.7%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 2.45%, 3/6/2026 (a)	255	255
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	2,600	2,600
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.10%, 3/4/2026 (a)	3,100	3,100
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a)	6,325	6,325
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	12,475	12,475
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
RIB Floater Trust Various States Series 2025-1011, Rev., VRDO, LOC : Barclays Bank plc, 2.23%, 4/3/2026 (a) (b)	5,285	5,285
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,355	6,355
Series 2025-XF8053, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,160	3,160
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a) (b)	2,975	2,975
Total Oregon		46,720
Other — 0.6%
FHLMC, Multi-Family VRD Certificates Series M026, Class A, Rev., VRDO, LIQ : FHLMC, 2.54%, 3/6/2026 (a) (b)	6,360	6,360
RIB Floater Trust Various States Series 2025-1010, Rev., VRDO, LOC : Barclays Bank plc, 2.23%, 4/3/2026 (a) (b)	9,625	9,625
Total Other		15,985
Pennsylvania — 2.0%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	4,570	4,570
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024B, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	6,775	6,775
RIB Floater Trust Various States
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	8,805	8,805
Series 2025-1007, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	3,290	3,290
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 1.96%, 3/6/2026 (a) (b)	11,375	11,375
Total Pennsylvania		54,675
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018C, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	9,450	9,450
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 1.92%, 3/6/2026 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	2,590	2,590
Total South Carolina		18,340
Tennessee — 0.6%
RIB Floater Trust Various States Series 2025-1008, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	6,910	6,910
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 1.94%, 3/6/2026 (a) (b)	5,055	5,055
Total Tennessee		17,175
Texas — 7.0%
City of Houston Airport System, Subordinate Lien
Series 2018A, Rev., AMT, 5.00%, 7/1/2026	375	377
Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,010	1,017
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	5,205	5,205
Series 2026-DB-8235, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,165	3,165
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.10%, 3/2/2026 (a) (b)	9,780	9,780
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,010	4,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	3,560	3,560
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,995	5,995
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	11,705	11,705
Series 2026-DB-8229, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series DB-8174, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	4,495	4,495
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.98%, 3/6/2026 (a)	3,475	3,475
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.93%, 3/6/2026 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Rev., VRDO, 2.05%, 3/2/2026 (a)	1,525	1,525
Rev., AMT, VRDO, 2.05%, 3/2/2026 (a)	12,500	12,500
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 2.05%, 3/2/2026 (a)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 2.05%, 3/2/2026 (a)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 2.00%, 3/2/2026 (a)	645	645
Series 2001B3, Rev., VRDO, 2.05%, 3/2/2026 (a)	5,835	5,835
RIB Floater Trust Various States
Series 2025-1012, Rev., VRDO, LIQ : Barclays Bank plc, 1.96%, 3/6/2026 (a) (b)	8,615	8,615
Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 2.18%, 4/10/2026 (a) (b)	28,280	28,280
San Antonio Water System, Subordinate Lien Series 2025D, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/2/2026 (a)	1,150	1,150
State of Texas, College Student Loan Series 2019, GO, AMT, 5.00%, 8/1/2026	1,630	1,647
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	725	725
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	5,605	5,605
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	9,750	9,750
Series 2026-CF7073, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	16,680	16,680
Total Texas		195,751
Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,920	2,920
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : Barclays Bank plc, 1.93%, 3/6/2026 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/6/2026 (a) (b)	3,500	3,500
Total Utah		18,680
Virginia — 0.3%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (a)	5,550	5,550
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	275	275
Richmond Redevelopment and Housing Authority, Joyfield at German School Road, Rev., VRDO, 3.10%, 12/1/2026 (a)	2,000	2,000
Total Virginia		7,825
Washington — 2.5%
Deutsche Bank Spears
Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2026 (a) (b)	5,580	5,580
Series 2025-DBE-8219, Rev., VRDO, LIQ : Deutsche Bank AG, 1.97%, 3/6/2026 (a) (b)	5,695	5,695
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0647, Rev., VRDO, LIQ : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	3,500	3,500
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	2,240	2,240
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,745	2,745
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Series 2025-CF7070, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	12,896	12,896
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,490	4,490
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,750	3,750
Series 2025-ZF3364, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	4,375	4,375
Series 2025-ZF3455, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	3,735	3,735
Series 2026-CF7079, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	13,300	13,300
Total Washington		68,681
West Virginia — 1.2%
County of Putnam, Solid Waste Disposal Toyota Motor Manufacturing Series 1998 A, Rev., VRDO, 2.24%, 3/6/2026 (a)	20,000	20,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.20%, 3/6/2026 (a)	13,500	13,500
Total West Virginia		33,500
Wisconsin — 1.4%
County of Milwaukee Series 2025D, GO, 3.00%, 10/1/2026	1,420	1,420
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	6,750	6,750
Series 2025-XF8059, Rev., VRDO, LOC : TD Bank NA, 1.96%, 3/6/2026 (a) (b)	5,625	5,625
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	15,000	15,000
Wisconsin Housing and Economic Development Authority Housing Series 2007G, Rev., AMT, VRDO, LOC : Bank of America NA, 1.98%, 3/6/2026 (a)	3,420	3,420
Total Wisconsin		39,715
Total Municipal Bonds (Cost $2,376,965)		2,376,965
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.1%
California — 0.9%
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 1.97%, 3/6/2026# (b)	25,000	25,000
Other — 8.2%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.04%, 3/6/2026# (b)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.03%, 3/6/2026# (b)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.02%, 3/6/2026# (b)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.04%, 3/6/2026# (b)	30,000	30,000
Series W-7B, LIQ : Bank of America NA, 2.38%, 3/6/2026# (b)	10,000	10,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (b)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 1.97%, 3/6/2026# (b)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.03%, 3/5/2026# (b)	20,000	20,000
Total Other		229,000
Total Variable Rate Demand Preferred Shares (Cost $254,000)		254,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 3.9%
Commercial Paper — 3.9%
Board of Regents of the University of Texas System
Series A, 2.70%, 3/13/2026	10,000	10,000
Series A, 2.65%, 4/15/2026	15,000	15,000
Series A, 2.35%, 6/4/2026	12,500	12,500
City of Atlanta Series P-1, 2.45%, 4/2/2026	26,000	26,000
City of Houston Series A, 2.43%, 4/2/2026	28,875	28,875
City of Memphis Series A, 2.45%, 3/6/2026	15,000	15,000
County of Harris, 2.76%, 3/26/2026	2,010	2,010
Total Commercial Paper (Cost $109,385)		109,385
Total Short Term Investments (Cost $109,385)		109,385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.7% (Cost $2,740,350) *		2,740,350
Other Assets in Excess of Liabilities — 2.3%		65,264
NET ASSETS — 100.0%		2,805,614

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	83

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.0%
California — 76.0%
Bay Area Toll Authority, Toll Bridge
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 1.25%, 3/2/2026 (a)	7,110	7,110
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 1.57%, 3/2/2026 (a)	635	635
California Health Facilities Financing Authority, Adventist Health System
Series 2009B, Rev., VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	1,600	1,600
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/2/2026 (a)	2,000	2,000
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	4,000	4,000
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project, Rev., AMT, VRDO, LOC : Bank of America NA, 2.02%, 3/6/2026 (a)	780	780
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 1.25%, 3/2/2026 (a)	4,000	4,000
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 1.88%, 3/6/2026 (a)	580	580
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 1.20%, 3/2/2026 (a)	295	295
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008A, Rev., VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	3,575	3,575
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.25%, 3/2/2026 (a)	2,195	2,195
City and County of San Francisco Series 2024R-1, GO, 5.00%, 6/15/2026	7,000	7,053
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 1.05%, 3/2/2026 (a)	4,415	4,415
City of Los Angeles Department of Airports Series 2019F, Rev., AMT, 5.00%, 5/15/2026	1,700	1,709
City of Modesto, Multi-Family Housing Valley Oak Project Series 2008A, Rev., VRDO, LOC : FHLMC, 1.01%, 3/6/2026 (a)	675	675
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.05%, 3/6/2026 (a)	2,100	2,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
County of Los Angeles Series 2025-26A, Rev., TRAN, 5.00%, 6/30/2026	2,860	2,887
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.43%, 3/6/2026 (a)	950	950
County of San Diego, Museum of Art, COP, VRDO, LOC : Wells Fargo Bank NA, 0.96%, 3/6/2026 (a)	2,200	2,200
Deutsche Bank Spears Series 2025-DBE-8182, Rev., VRDO, LIQ : Deutsche Bank AG, 1.80%, 3/2/2026 (a) (b)	3,825	3,825
Elsinore Valley Municipal Water District Financing Authority Series 2025A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.90%, 3/6/2026 (a)	2,000	2,000
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 1.35%, 3/6/2026 (a)	7,525	7,525
Modesto Public Financing Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 1.15%, 3/6/2026 (a)	4,055	4,055
Public Finance Authority Series 25-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 2.10%, 3/2/2026 (a) (b)	4,490	4,490
Regents of the University of California Medical Center Pooled Series 2020O-1, Rev., VRDO, 1.40%, 3/2/2026 (a)	2,200	2,200
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.30%, 3/6/2026 (a)	2,000	2,000
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 1.30%, 3/6/2026 (a)	665	665
San Francisco City and County Redevelopment Agency Successor Agency, Notre Dame Housing Partners LP Series 2000G, Rev., AMT, VRDO, LOC : Citibank NA, 1.15%, 3/6/2026 (a)	5,840	5,840
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/2/2026 (a) (b)	3,000	3,000
Series 2025-XF1879, Rev., VRDO, LIQ : Bank of America NA, 2.00%, 3/2/2026 (a) (b)	600	600
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 2.15%, 3/2/2026 (a) (b)	1,500	1,500
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	4,325	4,325
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/5/2026 (a) (b)	1,670	1,670
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 1.88%, 3/6/2026 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	1,000	1,000
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/6/2026 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,425	2,425
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	1,600	1,600
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	2,800	2,800
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/6/2026 (a) (b)	1,800	1,800
Series 2026-XF3512, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,500	2,500
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	1,705	1,705
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,900	1,900
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,375	2,375
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,400	3,400
Series 2025-XX1442, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,760	4,760
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.92%, 3/6/2026 (a) (b)	8,465	8,465
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,200	2,200
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.00%, 3/6/2026 (a) (b)	4,956	4,956
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	7,100	7,100
University of California
Series 2013AL-3, Rev., VRDO, 1.25%, 3/2/2026 (a)	2,425	2,425
Series 2013AL-4, Rev., VRDO, 1.35%, 3/2/2026 (a)	2,260	2,260
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2025BZ, Rev., 5.00%, 5/15/2026	3,500	3,519
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.15%, 3/6/2026 (a)	565	565
Total California		169,659
Total Municipal Bonds (Cost $169,659)		169,659
	SHARES (000)
Variable Rate Demand Preferred Shares — 4.5%
California — 4.5%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/6/2026# (b)	10,000	10,000
Total Variable Rate Demand Preferred Shares (Cost $10,000)		10,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 18.9%
Commercial Paper — 18.9%
Burbank Glendale Pasadena Airport Authority Series B-2, 2.37%, 8/10/2026	1,500	1,500
California Statewide Communities Development Authority
Series B-6, 2.60%, 3/5/2026	3,000	3,000
Series 09-D, 2.35%, 7/8/2026	2,000	2,000
City and County of San Francisco
Series A-4, 2.64%, 3/13/2026	3,000	3,000
Series A-2, 2.66%, 3/13/2026	2,500	2,500
City of Los Angeles Community Facilities District
Series R-TE, 2.35%, 3/12/2026	1,102	1,102
Series R-TE, 2.18%, 3/17/2026	3,729	3,729
Series R-TE, 2.20%, 3/17/2026	1,500	1,500
Municipal Improvement Corp. of Los Angeles
Series A-1, 2.20%, 3/3/2026	10,000	10,000
Series A-3, 2.30%, 3/3/2026	1,000	1,000
Public Utilities Commission of San Francisco (Belize)
Series E-A4, 2.26%, 3/12/2026	3,000	3,000
Series E-A4, 2.25%, 7/8/2026	3,000	3,000
San Diego County Water Authority Series 9, 2.35%, 6/11/2026	3,500	3,500
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	85

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
San Francisco City and County Public Utilities Commission Series A-1, 2.30%, 6/10/2026	1,000	1,000
State of California Series A-1, 2.56%, 3/18/2026	2,500	2,500
Total Commercial Paper (Cost $42,331)		42,331
Total Short Term Investments (Cost $42,331)		42,331
Total Investments — 99.4% (Cost $221,990) *		221,990
Other Assets in Excess of Liabilities — 0.6%		1,346
NET ASSETS — 100.0%		223,336

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	February 28, 2026

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 86.8%
New York — 86.8%
Akron Central School District Series 2025A, GO, BAN, 4.00%, 8/13/2026	1,501	1,508
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.88%, 3/6/2026 (a)	4,295	4,295
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 1.98%, 3/6/2026 (a)	9,095	9,095
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	100	100
Canton Central School District, GO, BAN, 3.75%, 9/4/2026	1,783	1,792
Cato-Meridian Central School District, GO, BAN, 3.75%, 7/29/2026	4,488	4,506
Cattaraugus-Little Valley Central School District Series 2025A, GO, BAN, 3.50%, 9/29/2026	3,000	3,013
Cazenovia Central School District, GO, BAN, 4.00%, 7/17/2026	4,000	4,011
City of Albany, GO, BAN, 4.00%, 3/20/2026	16,312	16,319
City of Geneva, GO, BAN, 4.75%, 4/30/2026	5,000	5,010
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 2.00%, 3/2/2026 (a)	2,785	2,785
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 2.02%, 3/2/2026 (a)	9,500	9,500
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	2,210	2,210
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.90%, 3/2/2026 (a)	6,215	6,215
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	1,200	1,200
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,000
City of Oneida, GO, BAN, 4.00%, 3/27/2026	245	245
City of Peekskill, GO, TAN, 3.75%, 11/4/2026	6,000	6,052
City of Rome, GO, BAN, 4.00%, 6/10/2026	13,650	13,681
City of Troy, GO, BAN, 4.00%, 1/29/2027	1,332	1,349
City of Yonkers Series 2026D, GO, 5.00%, 8/1/2026	2,800	2,831
Deutsche Bank Spears
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	11,815	11,815
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-DB-8215, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,955	3,955
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 2.00%, 3/2/2026 (a) (b)	3,800	3,800
East Aurora Union Free School District, GO, BAN, 3.75%, 12/3/2026	7,350	7,407
Ellenville Central School District, GO, BAN, 3.75%, 6/26/2026	6,000	6,020
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	15,583	15,616
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.91%, 3/6/2026 (a)	1,975	1,975
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026	6,000	6,016
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,000	3,006
Hyde Park Central School District, GO, BAN, 4.25%, 6/12/2026	1,970	1,975
Johnstown City School District, GO, BAN, 3.00%, 6/26/2026 (c)	3,000	3,005
Long Island Power Authority, Electric System Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 1.85%, 3/6/2026 (a)	3,695	3,695
Malone Central School District Series 2025A, GO, BAN, 3.50%, 8/7/2026	2,200	2,207
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 2.00%, 3/2/2026 (a)	615	615
Series 2012G-3, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/2/2026 (a)	175	175
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 3/2/2026 (a)	200	200
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	7,235	7,235
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	1,725	1,725
Middle Country Central School District At Centereach, GO, TAN, 4.00%, 6/24/2026	11,000	11,046
Miller Place Union Free School District, GO, TAN, 3.75%, 6/24/2026	13,000	13,044
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	38,975	38,975
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 2.19%, 3/6/2026 (a)	15,600	15,600
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	14,175	14,175
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.19%, 3/6/2026 (a)	27,000	27,000
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 1.82%, 3/6/2026 (a)	7,050	7,050
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2000A, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	30	30
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., VRDO, LOC : Citibank NA, 1.90%, 3/6/2026 (a)	2,925	2,925
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	1,975	1,975
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	530	530
Series BB 1-A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (a)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/2/2026 (a)	9,120	9,120
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	10,150	10,150
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	3,700	3,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/2/2026 (a)	525	525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (a)	1,750	1,750
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (a)	5,440	5,440
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.02%, 3/2/2026 (a)	21,705	21,705
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a)	200	200
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.90%, 3/2/2026 (a)	3,975	3,975
Series 2023, Subseries A-3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.00%, 3/2/2026 (a)	200	200
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (a)	12,375	12,375
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (a)	2,300	2,300
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 1.83%, 3/6/2026 (a)	12,462	12,462
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.95%, 3/6/2026 (a)	9,600	9,600
New York State Housing Finance Agency Series 200B, Rev., VRDO, LOC : FNMA, 3.72%, 3/6/2026 (a)	2,150	2,150
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 1.70%, 3/6/2026 (a)	33,900	33,900
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/2/2026 (a)	28,625	28,625
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/2/2026 (a)	20,200	20,200
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	2,040	2,040
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.10%, 3/2/2026 (a)	11,000	11,000
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	2,400	2,400
New York State Housing Finance Agency, 363 West 30th Street Housing, Rev., VRDO, LOC : FHLMC, 2.19%, 3/6/2026 (a)	9,300	9,300
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.90%, 3/6/2026 (a)	7,220	7,220
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 2.19%, 3/6/2026 (a)	9,330	9,330
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.97%, 3/6/2026 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 1.70%, 3/6/2026 (a)	45,130	45,130
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 2.14%, 3/6/2026 (a)	10,200	10,200
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 1.90%, 3/6/2026 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.05%, 3/6/2026 (a)	400	400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.10%, 3/6/2026 (a)	7,000	7,000
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.10%, 3/6/2026 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	17,000	17,000
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.10%, 3/6/2026 (a)	100	100
North Merrick Union Free School District, GO, TAN, 4.00%, 5/28/2026	2,000	2,006
North Shore Central School District, GO, TAN, 4.00%, 6/25/2026	5,000	5,023
Oneonta City School District, GO, BAN, 4.00%, 6/26/2026	4,730	4,740
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	7,500	7,500
Portville Central School District, GO, BAN, 3.25%, 7/23/2026	8,000	8,027
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	27,595	27,595
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.05%, 3/2/2026 (a) (b)	5,300	5,300
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	6,025	6,025
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/6/2026 (a) (b)	20,325	20,325
RIB Floater Trust Various States
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 1.90%, 3/6/2026 (a) (b)	11,760	11,760
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.13%, 4/3/2026 (a) (b)	12,500	12,500
Roslyn Union Free School District, GO, BAN, 3.75%, 8/26/2026	1,804	1,812
Schoharie Central School District
Series 2025B, GO, BAN, 4.00%, 6/25/2026	2,750	2,756
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025A, GO, BAN, 4.00%, 7/10/2026	11,000	11,033
Series 2025C, GO, BAN, 4.00%, 9/18/2026	1,134	1,141
South Jefferson Central School District, GO, BAN, 3.50%, 2/5/2027	2,903	2,925
South Lewis Central School District, GO, BAN, 3.25%, 7/24/2026	8,796	8,826
State of New York Mortgage Agency Homeowner Mortgage Series 247, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/6/2026 (a)	9,825	9,825
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a) (b)	2,000	2,000
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (a) (b)	3,250	3,250
Series 2024-XG0590, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.03%, 3/2/2026 (a) (b)	9,795	9,795
Series 2025-XF8005, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	6,665	6,665
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	10,665	10,665
Series 2025-XL0601, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	3,175	3,175
Series 2025-XM1316, Rev., VRDO, LIQ : Bank of America NA, 2.07%, 3/2/2026 (a) (b)	1,875	1,875
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 2.19%, 3/2/2026 (a) (b)	3,420	3,420
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 3/2/2026 (a) (b)	22,075	22,075
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/5/2026 (a) (b)	1,635	1,635
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,280	3,280
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	5,930	5,930
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	10,070	10,070
Series 2025-ZF3373, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.90%, 3/6/2026 (a) (b)	3,530	3,530
Series 025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	7,900	7,900
Series 025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,835	4,835
Series 025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,290	2,290
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,530	2,530
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,900	1,900
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,545	1,545
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,090	4,090
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	2,010	2,010
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,835	1,835
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,100	6,100
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	19,705	19,705
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,625	5,625
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,985	2,985
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	3,300	3,300
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,050	2,050
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,350	3,350
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,310	3,310
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	10,335	10,335
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,755	2,755
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	11,575	11,575
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	10,975	10,975
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,210	5,210
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	6,000	6,000
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,210	3,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	4,790	4,790
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,350	2,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024-XL0568, Rev., VRDO, A.G., LOC : TD Bank NA, 1.91%, 3/6/2026 (a) (b)	700	700
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,165	2,165
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	13,215	13,215
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 1.91%, 3/6/2026 (a) (b)	5,690	5,690
Series 2025-XF1967, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,665	2,665
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	500	500
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	830	830
Series 2025-XF3471, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	20,000	20,000
Series 2025-XF8060, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	4,000	4,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	6,550	6,550
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	7,455	7,455
Series 2025-XL0726, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	5,000	5,000
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	6,000	6,000
Series 2025-YX1440, Rev., VRDO, A.G., LOC : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	2,805	2,805
Series 2025-YX1448, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/6/2026 (a) (b)	5,230	5,230
Series 2025-ZF1861, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,725	3,725
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,110	2,110
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF3463, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/6/2026 (a) (b)	1,720	1,720
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	3,370	3,370
Series 2025-ZF8056, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,555	2,555
Series 2025-ZF8072, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,360	3,360
Series 2025-ZF8073, GO, VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	2,500	2,500
Series 2025-ZF8109, Rev., VRDO, LIQ : Royal Bank of Canada, 1.91%, 3/6/2026 (a) (b)	4,825	4,825
Series 2025-ZL0699, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/6/2026 (a) (b)	3,425	3,425
Series 2025-ZL0718, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/6/2026 (a) (b)	2,220	2,220
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/6/2026 (a) (b)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/6/2026 (a) (b)	3,635	3,635
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 1.93%, 3/6/2026 (a) (b)	2,150	2,150
Series 2025-CF7059, Rev., VRDO, LOC : Citibank NA, 1.93%, 3/6/2026 (a) (b)	8,000	8,000
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 1.93%, 3/6/2026 (a) (b)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.93%, 3/6/2026 (a) (b)	6,665	6,665
Series 025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,625	2,625
Series 025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	4,685	4,685
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	2,145	2,145
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/6/2026 (a) (b)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-MS0087E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.05%, 5/21/2026 (a) (b)	10,575	10,575
Town of Bethlehem, GO, BAN, 5.00%, 5/1/2026	5,960	5,974
Town of Camillus, GO, BAN, 3.75%, 3/12/2027 (c)	4,541	4,598
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	415	415
Town of Hamburg, GO, BAN, 4.25%, 6/17/2026	3,000	3,008
Town of New Paltz Series 2025C, GO, BAN, 3.75%, 10/2/2026	2,677	2,694
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026	14,279	14,282
Town of Pembroke, GO, BAN, 4.00%, 3/26/2026	4,000	4,003
Town of Skaneateles, GO, BAN, 4.25%, 5/22/2026	2,827	2,832
Town of Vestal, GO, BAN, 4.00%, 6/4/2026	4,292	4,301
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	11,510	11,510
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (a)	7,670	7,670
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.95%, 3/2/2026 (a)	1,750	1,750
Series 2021B-2, Rev., 4.97%, 5/15/2026 (a)	3,650	3,687
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B-1, Rev., VRDO, 1.92%, 5/5/2026 (a)	5,225	5,225
Series 2014B2, Rev., VRDO, 1.92%, 7/6/2026 (a)	10,190	10,190
Union Springs Central School District, GO, BAN, 3.75%, 7/17/2026	1,056	1,059
Valley Central School District, GO, BAN, 4.00%, 6/23/2026	10,000	10,041
Village of Freeport
Series 2026B, GO, BAN, 3.50%, 4/24/2026	2,542	2,546
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,925	6,937
Series 2025F, GO, BAN, 3.75%, 11/12/2026	4,529	4,561
Village of Hastings-on-Hudson, GO, BAN, 3.50%, 2/18/2027	1,870	1,889
Village of Haverstraw Series 2025B, GO, BAN, 4.00%, 9/11/2026	2,197	2,212
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	6,000	6,012
Village of Highland Falls
Series 2024A, GO, BAN, 4.00%, 3/11/2026	4,375	4,376
Series 2026A, GO, BAN, 3.75%, 3/10/2027 (c)	7,285	7,379
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	February 28, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of New Paltz Series 2025C, GO, BAN, 4.00%, 9/11/2026	3,250	3,272
Village of Penn Yan, GO, BAN, 4.00%, 7/16/2026	7,583	7,603
Village of Port Chester, GO, BAN, 4.00%, 5/1/2026	5,000	5,002
Village of Sleepy Hollow, GO, BAN, 4.00%, 11/13/2026	6,576	6,636
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	3,900	3,908
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,000	4,012
West Hempstead Union Free School District, GO, TAN, 3.50%, 5/22/2026	6,000	6,012
Yorktown Central School District, GO, BAN, 3.75%, 6/23/2026 (c)	8,000	8,030
Total New York		1,537,841
Total Municipal Bonds (Cost $1,537,841)		1,537,841
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.9%
New York — 8.9%
BlackRock MuniYield New York Quality Fund, Inc. Series W-7A, LIQ : Bank of America NA, 2.02%, 3/6/2026# (b)	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 1.93%, 3/6/2026# (b)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 1.93%, 3/6/2026# (b)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.93%, 3/6/2026# (b)	43,200	43,200
Series 5, LIQ : TD Bank NA, 1.95%, 3/6/2026# (b)	20,000	20,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.04%, 3/6/2026# (b)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $157,300)		157,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.7%
Commercial Paper — 2.7%
Long Island Power Authority
Series B, 2.35%, 3/16/2026	27,950	27,950
Series B, 2.40%, 3/16/2026	4,000	4,000
New York State Dormitory Authority, 2.40%, 3/19/2026	15,000	15,000
Total Commercial Paper (Cost $46,950)		46,950
Total Short Term Investments (Cost $46,950)		46,950
Total Investments — 98.4% (Cost $1,742,091) *		1,742,091
Other Assets in Excess of Liabilities — 1.6%		28,845
NET ASSETS — 100.0%		1,770,936

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	93

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$73,501,519	$2,937,514
Repurchase agreements, at value	26,020,000	—
Cash	1,680,143	9
Receivables:
Due from custodian	49,467	—
Investment securities sold	—	12,650
Investment securities sold — delayed delivery securities	—	210
Interest from non-affiliates	158,861	9,078
Total Assets	101,409,990	2,959,461
LIABILITIES:
Payables:
Distributions	182,466	4,788
Investment securities purchased	1,258,130	—
Accrued liabilities:
Investment advisory fees	6,159	166
Administration fees	2,125	51
Distribution fees	1	—
Service fees	4,582	20
Custodian and accounting fees	403	48
Trustees’ and Chief Compliance Officer’s fees	— (a)	—
Other	744	74
Total Liabilities	1,454,610	5,147
Net Assets	$99,955,380	$2,954,314

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$99,953,143	$2,954,220
Total distributable earnings (loss)	2,237	94
Total Net Assets	$99,955,380	$2,954,314
Net Assets:
Academy	$912,616	$—
Agency	3,210,709	44,286
Capital	56,356,157	421,722
Empower	730,722	—
IM	18,208,845	2,207,857
Institutional Class	17,011,387	280,449
Morgan	699,282	—
Premier	2,822,585	—
Reserve	3,077	—
Total	$99,955,380	$2,954,314
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	912,410	—
Agency	3,207,678	44,276
Capital	56,338,592	421,595
Empower	730,518	—
IM	18,202,987	2,207,592
Institutional Class	17,005,352	280,395
Morgan	698,227	—
Premier	2,821,244	—
Reserve	3,075	—
Net Asset Value offering and redemption price per share
Academy	$1.0002	$—
Agency	1.0009	1.0002
Capital	1.0003	1.0003
Empower	1.0003	—
IM	1.0003	1.0001
Institutional Class	1.0004	1.0002
Morgan	1.0015	—
Premier	1.0005	—
Reserve	1.0006	—
Cost of investments in non-affiliates	$73,493,646	$2,937,514
Cost of repurchase agreements	26,020,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,865,507	$973,587	$197,502,288
Repurchase agreements, at value	15,228,000	2,036,705	128,279,225
Cash	2,541,151	97	10,834,668
Receivables:
Investment securities sold	—	—	2,248,170
Interest from non-affiliates	143,953	2,182	665,006
Due from adviser	—	30	—
Total Assets	85,778,611	3,012,601	339,529,357
LIABILITIES:
Payables:
Distributions	85,632	7,010	552,153
Investment securities purchased	1,053,483	5,000	984,562
Accrued liabilities:
Investment advisory fees	5,172	—	20,363
Administration fees	1,784	—	7,271
Distribution fees	727	—	1,364
Service fees	12,846	—	22,213
Custodian and accounting fees	437	171	959
Trustees’ and Chief Compliance Officer’s fees	3	—	31
Other	1,180	282	6,777
Total Liabilities	1,161,264	12,463	1,595,693
Net Assets	$84,617,347	$3,000,138	$337,933,664
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$84,617,251	$3,000,140	$337,990,442
Total distributable earnings (loss)	96	(2)	(56,778)
Total Net Assets	$84,617,347	$3,000,138	$337,933,664
Net Assets:
Academy	$—	$—	$3,659,063
Agency	5,144,787	—	15,872,317
Agency SL	—	3,000,138	—
Capital	21,867,399	—	205,400,661
Digital	—	—	100,367
Empower	—	—	11,041,706
IM	—	—	18,012,835
Institutional Class	13,115,741	—	44,298,496
Investor	7,294	—	1,385,261
Morgan	9,420,596	—	17,045,399
Premier	35,046,308	—	20,979,596
Reserve	15,222	—	39,673
Service	—	—	98,290
Total	$84,617,347	$3,000,138	$337,933,664
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	3,659,677
Agency	5,144,771	—	15,874,984
Agency SL	—	3,000,170	—
Capital	21,867,330	—	205,435,157
Digital	—	—	100,384
Empower	—	—	11,043,559
IM	—	—	18,015,862
Institutional Class	13,115,699	—	44,305,937
Investor	7,294	—	1,385,493
Morgan	9,420,566	—	17,048,264
Premier	35,046,197	—	20,983,120
Reserve	15,222	—	39,679
Service	—	—	98,306
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$67,865,507	$973,587	$197,502,288
Cost of repurchase agreements	15,228,000	2,036,705	128,279,225
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$26,486,802	$8,015,270	$310,789,041
Repurchase agreements, at value	30,038,939	—	—
Cash	1,410,156	208,723	5,125,176
Receivables:
Investment securities sold	327,400	—	2,305,369
Fund shares sold	—	—	254
Interest from non-affiliates	95,278	6,553	216,123
Total Assets	58,358,575	8,230,546	318,435,963
LIABILITIES:
Payables:
Distributions	85,086	11,221	629,970
Investment securities purchased	—	298,306	15,530,647
Accrued liabilities:
Investment advisory fees	3,589	501	17,629
Administration fees	1,238	173	6,346
Distribution fees	545	28	812
Service fees	4,730	1,006	20,166
Custodian and accounting fees	203	40	872
Trustees’ and Chief Compliance Officer’s fees	—	—	32
Other	2,008	160	7,404
Total Liabilities	97,399	311,435	16,213,878
Net Assets	$58,261,176	$7,919,111	$302,222,085
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$58,261,185	$7,919,074	$302,222,037
Total distributable earnings (loss)	(9)	37	48
Total Net Assets	$58,261,176	$7,919,111	$302,222,085
Net Assets:
Academy	$232,632	$—	$448,734
Agency	3,805,917	534,067	18,469,930
Capital	31,417,389	—	174,351,607
Empower	365,509	—	1,413,074
IM	555,601	—	127,756
Institutional Class	11,902,124	4,840,916	76,408,402
Investor	22,311	—	—
Morgan	5,187,294	362,488	7,349,223
Premier	4,118,889	2,181,640	22,397,035
Reserve	653,510	—	1,256,324
Total	$58,261,176	$7,919,111	$302,222,085
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	232,632	—	448,734
Agency	3,805,918	534,064	18,469,921
Capital	31,417,396	—	174,351,527
Empower	365,509	—	1,413,074
IM	555,602	—	127,756
Institutional Class	11,902,125	4,840,889	76,408,367
Investor	22,311	—	—
Morgan	5,187,295	362,486	7,349,219
Premier	4,118,890	2,181,629	22,397,024
Reserve	653,510	—	1,256,324
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$26,486,802	$8,015,270	$310,789,041
Cost of repurchase agreements	30,038,939	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,415,299	$2,740,350	$221,990	$1,742,091
Cash	8,344	37	8	10
Receivables:
Investment securities sold	136,400	47,730	600	40,735
Investment securities sold — delayed delivery securities	420	1,800	—	1,800
Interest from non-affiliates	48,591	18,041	1,042	12,638
Total Assets	10,609,054	2,807,958	223,640	1,797,274
LIABILITIES:
Payables:
Distributions	14,777	1,705	230	2,934
Investment securities purchased	14,394	—	—	—
Investment securities purchased — delayed delivery securities	68,566	—	—	23,011
Accrued liabilities:
Investment advisory fees	639	177	7	114
Administration fees	220	61	1	39
Distribution fees	118	7	— (a)	3
Service fees	973	293	20	176
Custodian and accounting fees	43	25	14	15
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—	—
Other	200	76	32	46
Total Liabilities	99,930	2,344	304	26,338
Net Assets	$10,509,124	$2,805,614	$223,336	$1,770,936

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,508,977	$2,805,558	$223,343	$1,770,940
Total distributable earnings (loss)	147	56	(7)	(4)
Total Net Assets	$10,509,124	$2,805,614	$223,336	$1,770,936
Net Assets:
Agency	$399,034	$210,681	$15,122	$166,446
Institutional Class	8,247,761	1,800,517	157,600	1,333,636
Morgan	98,681	94,319	3,519	39,712
Premier	1,201,144	700,087	47,085	230,183
Reserve	562,504	—	—	949
Service	—	10	10	10
Total	$10,509,124	$2,805,614	$223,336	$1,770,936
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	399,007	210,665	15,115	166,443
Institutional Class	8,247,203	1,800,384	157,525	1,333,607
Morgan	98,674	94,313	3,518	39,711
Premier	1,201,063	700,035	47,063	230,178
Reserve	562,465	—	—	949
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,415,299	$2,740,350	$221,990	$1,742,091
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,701,400	$65,150
Interest income from affiliates	102,279	1
Total investment income	3,803,679	65,151
EXPENSES:
Investment advisory fees	70,860	2,048
Administration fees	27,060	780
Distribution fees (See Note 4)	7	—
Service fees (See Note 4)	58,774	705
Custodian and accounting fees	1,718	199
Interest expense to affiliates	—	5
Professional fees	489	58
Trustees’ and Chief Compliance Officer’s fees	212	29
Printing and mailing costs	57	19
Registration and filing fees	1,128	123
Transfer agency fees (See Note 2.F.)	1,359	122
Other	858	183
Total expenses	162,522	4,271
Less fees waived	(1,471)	(233)
Less expense reimbursements	(19)	—
Net expenses	161,032	4,038
Net investment income (loss)	3,642,647	61,113
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	423	98
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(3,817)	—
Net realized/unrealized gains (losses)	(3,394)	98
Change in net assets resulting from operations	$3,639,253	$61,211
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	103

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,396,071	$79,445	$12,629,605
Interest income from affiliates	89,171	—	442,995
Income from interfund lending (net)	449	—	—
Total investment income	3,485,691	79,445	13,072,600
EXPENSES:
Investment advisory fees	64,934	1,549	251,139
Administration fees	24,831	585	95,890
Distribution fees (See Note 4)	9,477	—	16,449
Service fees (See Note 4)	167,132	—	291,470
Custodian and accounting fees	1,676	202	3,151
Professional fees	416	58	1,340
Trustees’ and Chief Compliance Officer’s fees	203	28	681
Printing and mailing costs	879	32	1,399
Registration and filing fees	2,256	266	7,231
Transfer agency fees (See Note 2.F.)	976	7	3,793
Other	365	45	1,296
Total expenses	273,145	2,772	673,839
Less fees waived	(1,508)	(1,581)	(10,480)
Less expense reimbursements	—	(30)	—
Net expenses	271,637	1,161	663,359
Net investment income (loss)	3,214,054	78,284	12,409,241
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	162	3	13,920
Change in net assets resulting from operations	$3,214,216	$78,287	$12,423,161
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,110,520	$330,620	$10,530,897
Interest income from affiliates	64,448	16,544	298,742
Total investment income	2,174,968	347,164	10,829,639
EXPENSES:
Investment advisory fees	41,998	6,691	210,204
Administration fees	16,009	2,562	80,214
Distribution fees (See Note 4)	6,283	375	9,793
Service fees (See Note 4)	65,176	14,177	261,280
Custodian and accounting fees	872	164	2,825
Professional fees	269	82	1,100
Trustees’ and Chief Compliance Officer’s fees	137	43	590
Printing and mailing costs	100	46	282
Registration and filing fees	2,092	370	7,918
Transfer agency fees (See Note 2.F.)	613	118	2,870
Other	331	95	1,007
Total expenses	133,880	24,723	578,083
Less fees waived	(1,701)	(647)	(12,403)
Net expenses	132,179	24,076	565,680
Net investment income (loss)	2,042,789	323,088	10,263,959
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,027	88	2,426
Change in net assets resulting from operations	$2,043,816	$323,176	$10,266,385
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	105

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$304,049	$76,239	$6,570	$50,747
Interest income from affiliates	6	3	— (a)	1
Total investment income	304,055	76,242	6,570	50,748
EXPENSES:
Investment advisory fees	8,970	2,218	213	1,489
Administration fees	3,433	847	82	570
Distribution fees (See Note 4)	1,549	99	11	48
Service fees (See Note 4)	15,356	4,461	442	2,586
Custodian and accounting fees	283	125	57	97
Interest expense to affiliates	15	6	— (a)	18
Professional fees	107	64	54	61
Trustees’ and Chief Compliance Officer’s fees	50	31	25	29
Printing and mailing costs	44	120	16	23
Registration and filing fees	300	259	59	75
Transfer agency fees (See Note 2.F.)	125	39	8	38
Other	100	21	15	22
Total expenses	30,332	8,290	982	5,056
Less fees waived	(877)	(483)	(203)	(295)
Less expense reimbursements	—	— (a)	— (a)	—
Net expenses	29,455	7,807	779	4,761
Net investment income (loss)	274,600	68,435	5,791	45,987
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	494	131	41	30
Change in net assets resulting from operations	$275,094	$68,566	$5,832	$46,017

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,642,647	$4,194,147	$61,113	$51,994
Net realized gain (loss)	423	153	98	11
Change in net unrealized appreciation/depreciation	(3,817)	(2,807)	—	(18)
Change in net assets resulting from operations	3,639,253	4,191,493	61,211	51,987
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(41,711)	(49,184)	—	—
Agency	(123,036)	(140,556)	(1,612)	(2,471)
Capital	(2,032,420)	(2,053,917)	(9,966)	(13,726)
Empower	(27,960)	(27,914)	—	—
IM	(546,807)	(741,074)	(40,053)	(26,221)
Institutional Class	(736,046)	(932,908)	(9,492)	(9,581)
Morgan	(23,363)	(111,146)	—	—
Premier	(111,196)	(137,314)	—	—
Reserve	(108)	(135)	—	—
Total distributions to shareholders	(3,642,647)	(4,194,148)	(61,123)	(51,999)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,978,993	1,676,719	978,219	561,386
NET ASSETS:
Change in net assets	11,975,599	1,674,064	978,307	561,374
Beginning of period	87,979,781	86,305,717	1,976,007	1,414,633
End of period	$99,955,380	$87,979,781	$2,954,314	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,214,054	$3,259,352	$78,284	$67,152
Net realized gain (loss)	162	30	3	134
Change in net unrealized appreciation/depreciation	—	—	—	(517)
Change in net assets resulting from operations	3,214,216	3,259,382	78,287	66,769
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(190,510)	(191,544)	—	—
Agency SL	—	—	(78,305)	(67,152)
Capital	(829,378)	(799,862)	—	—
Institutional Class	(483,696)	(513,747)	—	—
Investor	(354)	(369)	—	—
Morgan	(351,745)	(372,490)	—	—
Premier	(1,357,830)	(1,380,628)	—	—
Reserve	(599)	(712)	—	—
Total distributions to shareholders	(3,214,112)	(3,259,352)	(78,305)	(67,152)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,350,143	14,271,968	1,645,056	(1,161,080)
NET ASSETS:
Change in net assets	8,350,247	14,271,998	1,645,038	(1,161,463)
Beginning of period	76,267,100	61,995,102	1,355,100	2,516,563
End of period	$84,617,347	$76,267,100	$3,000,138	$1,355,100
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,409,241	$13,115,669	$2,042,789	$2,019,717
Net realized gain (loss)	13,920	2,573	1,027	1,959
Change in net assets resulting from operations	12,423,161	13,118,242	2,043,816	2,021,676
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(175,529)	(339,820)	(11,805)	(62,398)
Agency	(649,193)	(712,924)	(133,349)	(132,419)
Capital	(7,589,120)	(7,784,861)	(906,445)	(806,488)
Digital (a)	(953)	—	—	—
Empower	(412,768)	(417,083)	(7,478)	(3,086)
IM	(514,481)	(455,485)	(19,602)	(15,083)
Institutional Class	(1,684,539)	(1,998,445)	(584,219)	(552,602)
Investor	(119,948)	(112,497)	(657)	(661)
Morgan	(559,271)	(536,858)	(174,367)	(183,521)
Premier	(697,729)	(715,817)	(185,182)	(234,539)
Reserve	(1,209)	(32,567)	(19,684)	(28,920)
Service	(4,501)	(9,312)	—	—
Total distributions to shareholders	(12,409,241)	(13,115,669)	(2,042,788)	(2,019,717)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	33,443,113	36,980,461	11,275,966	6,016,979
NET ASSETS:
Change in net assets	33,457,033	36,983,034	11,276,994	6,018,938
Beginning of period	304,476,631	267,493,597	46,984,182	40,965,244
End of period	$337,933,664	$304,476,631	$58,261,176	$46,984,182

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$323,088	$364,067	$10,263,959	$9,847,387
Net realized gain (loss)	88	252	2,426	3,163
Change in net assets resulting from operations	323,176	364,319	10,266,385	9,850,550
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(13,534)	(6,694)
Agency	(23,501)	(30,423)	(676,379)	(721,622)
Capital	—	—	(5,723,399)	(5,043,503)
Empower	—	—	(40,342)	(55,515)
IM	—	—	(5,131)	(11,877)
Institutional Class	(200,916)	(221,647)	(2,712,392)	(2,842,668)
Morgan	(13,388)	(14,736)	(249,806)	(274,488)
Premier	(85,386)	(97,261)	(804,418)	(836,573)
Reserve	—	—	(38,558)	(54,447)
Total distributions to shareholders	(323,191)	(364,067)	(10,263,959)	(9,847,387)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(678,881)	1,366,364	58,983,213	59,593,804
NET ASSETS:
Change in net assets	(678,896)	1,366,616	58,985,639	59,596,967
Beginning of period	8,598,007	7,231,391	243,236,446	183,639,479
End of period	$7,919,111	$8,598,007	$302,222,085	$243,236,446
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$274,600	$321,874	$68,435	$63,291
Net realized gain (loss)	494	326	131	59
Change in net assets resulting from operations	275,094	322,200	68,566	63,350
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(9,352)	(13,731)	(4,724)	(4,477)
Institutional Class	(222,341)	(254,146)	(45,928)	(41,846)
Morgan	(1,918)	(2,035)	(1,994)	(2,244)
Premier	(29,310)	(36,260)	(15,846)	(14,652)
Reserve	(11,935)	(15,857)	—	—
Service	—	—	(24)	(114)
Total distributions to shareholders	(274,856)	(322,029)	(68,516)	(63,333)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(911,250)	1,173,229	403,401	764,807
NET ASSETS:
Change in net assets	(911,012)	1,173,400	403,451	764,824
Beginning of period	11,420,136	10,246,736	2,402,163	1,637,339
End of period	$10,509,124	$11,420,136	$2,805,614	$2,402,163
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,791	$10,525	$45,987	$68,036
Net realized gain (loss)	41	23	30	85
Change in net assets resulting from operations	5,832	10,548	46,017	68,121
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(386)	(876)	(4,857)	(7,062)
Institutional Class	(3,749)	(6,162)	(34,307)	(49,361)
Morgan	(85)	(164)	(940)	(1,320)
Premier	(1,588)	(3,266)	(5,864)	(10,305)
Reserve	—	—	(24)	(57)
Service	(17)	(76)	(4)	(17)
Total distributions to shareholders	(5,825)	(10,544)	(45,996)	(68,122)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(94,188)	(89,252)	(120,980)	(429,650)
NET ASSETS:
Change in net assets	(94,181)	(89,248)	(120,959)	(429,651)
Beginning of period	317,517	406,765	1,891,895	2,321,546
End of period	$223,336	$317,517	$1,770,936	$1,891,895
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,291,007	$4,265,641	$—	$—
Distributions reinvested	30,603	40,569	—	—
Cost of shares redeemed	(1,458,050)	(4,043,308)	—	—
Change in net assets resulting from Academy capital transactions	(136,440)	262,902	—	—
Agency
Proceeds from shares issued	9,770,252	97,631,285	150,638	222,201
Distributions reinvested	29,719	29,423	103	229
Cost of shares redeemed	(9,353,747)	(98,176,443)	(174,294)	(250,695)
Change in net assets resulting from Agency capital transactions	446,224	(515,735)	(23,553)	(28,265)
Capital
Proceeds from shares issued	183,873,606	156,444,898	1,607,400	1,366,611
Distributions reinvested	1,069,723	1,065,375	2,355	3,449
Cost of shares redeemed	(173,441,094)	(155,448,791)	(1,530,719)	(1,234,733)
Change in net assets resulting from Capital capital transactions	11,502,235	2,061,482	79,036	135,327
Empower
Proceeds from shares issued	2,532,258	1,428,776	—	—
Distributions reinvested	21,988	24,123	—	—
Cost of shares redeemed	(2,422,065)	(1,317,599)	—	—
Change in net assets resulting from Empower capital transactions	132,181	135,300	—	—
IM
Proceeds from shares issued	117,132,108	75,400,044	11,812,529	6,912,664
Distributions reinvested	16,106	13,437	—	—
Cost of shares redeemed	(116,135,868)	(71,522,065)	(10,870,547)	(6,410,318)
Change in net assets resulting from IM capital transactions	1,012,346	3,891,416	941,982	502,346
Institutional Class
Proceeds from shares issued	82,043,466	84,234,732	1,729,491	984,498
Distributions reinvested	166,276	212,701	1,747	1,273
Cost of shares redeemed	(83,020,206)	(85,107,534)	(1,750,484)	(1,033,793)
Change in net assets resulting from Institutional Class capital transactions	(810,464)	(660,101)	(19,246)	(48,022)
Morgan
Proceeds from shares issued	1,179,539	419,376,376	—	—
Distributions reinvested	13,562	16,943	—	—
Cost of shares redeemed	(1,214,836)	(422,851,245)	—	—
Change in net assets resulting from Morgan capital transactions	(21,735)	(3,457,926)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$6,103,877	$9,740,433	$—	$—
Distributions reinvested	13,849	16,246	—	—
Cost of shares redeemed	(6,263,213)	(9,796,971)	—	—
Change in net assets resulting from Premier capital transactions	(145,487)	(40,292)	—	—
Reserve
Proceeds from shares issued	168	303	—	—
Distributions reinvested	26	36	—	—
Cost of shares redeemed	(61)	(666)	—	—
Change in net assets resulting from Reserve capital transactions	133	(327)	—	—
Total change in net assets resulting from capital transactions	$11,978,993	$1,676,719	$978,219	$561,386
SHARE TRANSACTIONS:
Academy
Issued	1,290,685	4,264,697	—	—
Reinvested	30,598	40,556	—	—
Redeemed	(1,457,596)	(4,042,328)	—	—
Change in Academy Shares	(136,313)	262,925	—	—
Agency
Issued	9,760,776	97,549,387	150,606	222,164
Reinvested	29,691	29,395	103	229
Redeemed	(9,344,747)	(98,093,846)	(174,258)	(250,653)
Change in Agency Shares	445,720	(515,064)	(23,549)	(28,260)
Capital
Issued	183,815,563	156,396,848	1,606,880	1,366,334
Reinvested	1,069,404	1,065,013	2,354	3,448
Redeemed	(173,386,651)	(155,400,607)	(1,530,224)	(1,234,478)
Change in Capital Shares	11,498,316	2,061,254	79,010	135,304
Empower
Issued	2,531,519	1,428,385	—	—
Reinvested	21,982	24,115	—	—
Redeemed	(2,421,356)	(1,317,236)	—	—
Change in Empower Shares	132,145	135,264	—	—
IM
Issued	117,090,977	75,375,370	11,811,322	6,912,048
Reinvested	16,101	13,432	—	—
Redeemed	(116,095,491)	(71,498,784)	(10,869,436)	(6,409,739)
Change in IM Shares	1,011,587	3,890,018	941,886	502,309
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	82,013,693	84,205,708	1,729,144	984,322
Reinvested	166,213	212,622	1,747	1,273
Redeemed	(82,989,721)	(85,078,157)	(1,750,131)	(1,033,606)
Change in Institutional Class Shares	(809,815)	(659,827)	(19,240)	(48,011)
Morgan
Issued	1,177,756	418,885,709	—	—
Reinvested	13,541	16,921	—	—
Redeemed	(1,212,991)	(422,353,652)	—	—
Change in Morgan Shares	(21,694)	(3,451,022)	—	—
Premier
Issued	6,100,961	9,735,979	—	—
Reinvested	13,843	16,237	—	—
Redeemed	(6,260,207)	(9,792,434)	—	—
Change in Premier Shares	(145,403)	(40,218)	—	—
Reserve
Issued	168	303	—	—
Reinvested	26	36	—	—
Redeemed	(61)	(665)	—	—
Change in Reserve Shares	133	(326)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$9,490,770	$7,886,576	$—	$—
Distributions reinvested	41,242	40,054	—	—
Cost of shares redeemed	(8,913,733)	(7,279,060)	—	—
Change in net assets resulting from Agency capital transactions	618,279	647,570	—	—
Agency SL
Proceeds from shares issued	—	—	33,250,064	17,653,616
Cost of shares redeemed	—	—	(31,605,008)	(18,814,696)
Change in net assets resulting from Agency SL capital transactions	—	—	1,645,056	(1,161,080)
Capital
Proceeds from shares issued	29,583,523	23,329,079	—	—
Distributions reinvested	539,442	529,572	—	—
Cost of shares redeemed	(26,700,944)	(20,384,307)	—	—
Change in net assets resulting from Capital capital transactions	3,422,021	3,474,344	—	—
Institutional Class
Proceeds from shares issued	20,729,429	18,166,028	—	—
Distributions reinvested	62,399	67,820	—	—
Cost of shares redeemed	(19,050,272)	(17,118,218)	—	—
Change in net assets resulting from Institutional Class capital transactions	1,741,556	1,115,630	—	—
Investor
Proceeds from shares issued	2,341	11,261	—	—
Distributions reinvested	354	369	—	—
Cost of shares redeemed	(5,780)	(7,881)	—	—
Change in net assets resulting from Investor capital transactions	(3,085)	3,749	—	—
Morgan
Proceeds from shares issued	8,914,417	9,885,883	—	—
Distributions reinvested	350,856	371,559	—	—
Cost of shares redeemed	(8,906,249)	(8,297,722)	—	—
Change in net assets resulting from Morgan capital transactions	359,024	1,959,720	—	—
Premier
Proceeds from shares issued	42,499,263	40,352,696	—	—
Distributions reinvested	1,082,630	1,083,614	—	—
Cost of shares redeemed	(41,370,309)	(34,361,927)	—	—
Change in net assets resulting from Premier capital transactions	2,211,584	7,074,383	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$11,014	$2,604	$—	$—
Distributions reinvested	597	706	—	—
Cost of shares redeemed	(10,847)	(6,738)	—	—
Change in net assets resulting from Reserve capital transactions	764	(3,428)	—	—
Total change in net assets resulting from capital transactions	$8,350,143	$14,271,968	$1,645,056	$(1,161,080)
SHARE TRANSACTIONS:
Agency
Issued	9,490,765	7,886,573	—	—
Reinvested	41,242	40,054	—	—
Redeemed	(8,913,728)	(7,279,056)	—	—
Change in Agency Shares	618,279	647,571	—	—
Agency SL
Issued	—	—	33,250,064	17,652,978
Redeemed	—	—	(31,605,008)	(18,813,765)
Change in Agency SL Shares	—	—	1,645,056	(1,160,787)
Capital
Issued	29,583,507	23,329,068	—	—
Reinvested	539,442	529,572	—	—
Redeemed	(26,700,930)	(20,384,296)	—	—
Change in Capital Shares	3,422,019	3,474,344	—	—
Institutional Class
Issued	20,729,417	18,166,021	—	—
Reinvested	62,399	67,820	—	—
Redeemed	(19,050,262)	(17,118,209)	—	—
Change in Institutional Class Shares	1,741,554	1,115,632	—	—
Investor
Issued	2,341	11,260	—	—
Reinvested	354	369	—	—
Redeemed	(5,780)	(7,881)	—	—
Change in Investor Shares	(3,085)	3,748	—	—
Morgan
Issued	8,914,414	9,885,879	—	—
Reinvested	350,856	371,559	—	—
Redeemed	(8,906,245)	(8,297,720)	—	—
Change in Morgan Shares	359,025	1,959,718	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	42,499,252	40,352,688	—	—
Reinvested	1,082,630	1,083,614	—	—
Redeemed	(41,370,294)	(34,361,920)	—	—
Change in Premier Shares	2,211,588	7,074,382	—	—
Reserve
Issued	11,014	2,603	—	—
Reinvested	597	706	—	—
Redeemed	(10,847)	(6,738)	—	—
Change in Reserve Shares	764	(3,429)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$41,869,551	$61,046,148	$7,696,040	$17,905,787
Distributions reinvested	132,399	157,422	10,815	59,483
Cost of shares redeemed	(44,860,527)	(62,216,187)	(8,256,809)	(19,307,492)
Change in net assets resulting from Academy capital transactions	(2,858,577)	(1,012,617)	(549,954)	(1,342,222)
Agency
Proceeds from shares issued	1,908,807,268	1,712,446,960	169,668,221	175,686,074
Distributions reinvested	125,837	165,059	15,898	19,074
Cost of shares redeemed	(1,909,101,802)	(1,711,656,218)	(168,972,051)	(175,226,380)
Change in net assets resulting from Agency capital transactions	(168,697)	955,801	712,068	478,768
Capital
Proceeds from shares issued	2,190,548,213	1,852,220,667	205,647,667	157,502,521
Distributions reinvested	3,358,706	3,481,197	369,646	330,848
Cost of shares redeemed	(2,170,600,069)	(1,834,572,783)	(193,799,571)	(153,234,273)
Change in net assets resulting from Capital capital transactions	23,306,850	21,129,081	12,217,742	4,599,096
Digital (a)
Proceeds from shares issued	275,449	—	—	—
Cost of shares redeemed	(175,083)	—	—	—
Change in net assets resulting from Digital capital transactions	100,366	—	—	—
Empower
Proceeds from shares issued	109,563,708	87,842,085	443,001	91,547
Distributions reinvested	290,890	223,759	7,467	3,086
Cost of shares redeemed	(108,211,498)	(86,467,411)	(208,850)	(33,830)
Change in net assets resulting from Empower capital transactions	1,643,100	1,598,433	241,618	60,803
IM
Proceeds from shares issued	99,375,558	62,858,680	3,124,560	2,642,708
Distributions reinvested	58,425	32,156	13,451	8,704
Cost of shares redeemed	(92,878,947)	(59,882,710)	(2,886,771)	(2,525,509)
Change in net assets resulting from IM capital transactions	6,555,036	3,008,126	251,240	125,903

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$522,200,829	$463,031,247	$82,598,012	$77,894,986
Distributions reinvested	576,212	674,386	282,038	201,789
Cost of shares redeemed	(522,545,515)	(460,848,083)	(84,415,296)	(76,386,283)
Change in net assets resulting from Institutional Class capital transactions	231,526	2,857,550	(1,535,246)	1,710,492
Investor
Proceeds from shares issued	4,900,396	4,352,060	126,838	121,588
Distributions reinvested	119,947	112,497	254	217
Cost of shares redeemed	(7,191,857)	(2,964,116)	(120,293)	(122,274)
Change in net assets resulting from Investor capital transactions	(2,171,514)	1,500,441	6,799	(469)
Morgan
Proceeds from shares issued	2,943,303,491	2,167,302,318	977,132,548	801,602,312
Distributions reinvested	113,084	133,781	20,636	24,731
Cost of shares redeemed	(2,941,125,429)	(2,160,497,945)	(976,270,394)	(800,918,939)
Change in net assets resulting from Morgan capital transactions	2,291,146	6,938,154	882,790	708,104
Premier
Proceeds from shares issued	209,146,567	220,322,944	14,434,892	11,094,761
Distributions reinvested	249,284	222,695	132,837	156,710
Cost of shares redeemed	(204,780,891)	(217,685,033)	(15,636,535)	(10,878,180)
Change in net assets resulting from Premier capital transactions	4,614,960	2,860,606	(1,068,806)	373,291
Reserve
Proceeds from shares issued	28,205	2,580,243	749,426	1,573,527
Distributions reinvested	1,204	25,631	19,684	27,432
Cost of shares redeemed	(21,357)	(5,420,379)	(651,395)	(2,297,746)
Change in net assets resulting from Reserve capital transactions	8,052	(2,814,505)	117,715	(696,787)
Service
Proceeds from shares issued	31,254	34,316	—	—
Distributions reinvested	4,501	9,312	—	—
Cost of shares redeemed	(144,890)	(84,237)	—	—
Change in net assets resulting from Service capital transactions	(109,135)	(40,609)	—	—
Total change in net assets resulting from capital transactions	$33,443,113	$36,980,461	$11,275,966	$6,016,979
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Academy
Issued	41,864,613	61,035,666	7,696,000	17,904,800
Reinvested	132,399	157,422	10,815	59,483
Redeemed	(44,856,295)	(62,206,183)	(8,256,772)	(19,306,593)
Change in Academy Shares	(2,859,283)	(1,013,095)	(549,957)	(1,342,310)
Agency
Issued	1,908,799,929	1,712,439,269	169,668,193	175,685,512
Reinvested	125,837	165,059	15,898	19,074
Redeemed	(1,909,094,790)	(1,711,648,798)	(168,972,023)	(175,225,810)
Change in Agency Shares	(169,024)	955,530	712,068	478,776
Capital
Issued	2,190,524,301	1,852,197,306	205,647,594	157,500,974
Reinvested	3,358,706	3,481,197	369,646	330,848
Redeemed	(2,170,575,495)	(1,834,549,709)	(193,799,496)	(153,232,616)
Change in Capital Shares	23,307,512	21,128,794	12,217,744	4,599,206
Digital (a)
Issued	275,416	—	—	—
Redeemed	(175,032)	—	—	—
Change in Digital Shares	100,384	—	—	—
Empower
Issued	109,558,823	87,836,261	443,000	91,539
Reinvested	290,890	223,759	7,467	3,086
Redeemed	(108,206,478)	(86,461,462)	(208,849)	(33,822)
Change in Empower Shares	1,643,235	1,598,558	241,618	60,803
IM
Issued	99,368,384	62,851,655	3,124,554	2,642,628
Reinvested	58,425	32,156	13,451	8,704
Redeemed	(92,870,828)	(59,875,252)	(2,886,765)	(2,525,420)
Change in IM Shares	6,555,981	3,008,559	251,240	125,912
Institutional Class
Issued	522,185,186	463,014,923	82,597,957	77,893,831
Reinvested	576,212	674,386	282,038	201,789
Redeemed	(522,530,804)	(460,832,438)	(84,415,245)	(76,385,137)
Change in Institutional Class Shares	230,594	2,856,871	(1,535,250)	1,710,483

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Investor
Issued	4,898,880	4,351,087	126,838	121,579
Reinvested	119,947	112,498	254	217
Redeemed	(7,190,798)	(2,962,852)	(120,293)	(122,265)
Change in Investor Shares	(2,171,971)	1,500,733	6,799	(469)
Morgan
Issued	2,943,299,711	2,167,298,911	977,132,532	801,601,832
Reinvested	113,084	133,781	20,636	24,731
Redeemed	(2,941,121,524)	(2,160,493,130)	(976,270,373)	(800,918,436)
Change in Morgan Shares	2,291,271	6,939,562	882,795	708,127
Premier
Issued	209,137,824	220,311,023	14,434,875	11,094,343
Reinvested	249,284	222,695	132,837	156,710
Redeemed	(204,771,587)	(217,672,868)	(15,636,517)	(10,877,764)
Change in Premier Shares	4,615,521	2,860,850	(1,068,805)	373,289
Reserve
Issued	28,197	2,578,704	749,421	1,573,371
Reinvested	1,204	25,631	19,684	27,432
Redeemed	(21,348)	(5,419,609)	(651,391)	(2,297,641)
Change in Reserve Shares	8,053	(2,815,274)	117,714	(696,838)
Service
Issued	31,206	34,254	—	—
Reinvested	4,501	9,311	—	—
Redeemed	(144,866)	(84,193)	—	—
Change in Service Shares	(109,159)	(40,628)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,494,837	$1,759,824
Distributions reinvested	—	—	12,275	2,130
Cost of shares redeemed	—	—	(1,088,486)	(1,880,976)
Change in net assets resulting from Academy capital transactions	—	—	418,626	(119,022)
Agency
Proceeds from shares issued	1,024,685	955,379	773,856,339	743,236,777
Distributions reinvested	2,554	3,822	100,545	124,721
Cost of shares redeemed	(1,104,318)	(1,082,617)	(771,983,302)	(740,539,127)
Change in net assets resulting from Agency capital transactions	(77,079)	(123,416)	1,973,582	2,822,371
Capital
Proceeds from shares issued	—	—	440,032,372	386,692,990
Distributions reinvested	—	—	1,357,518	1,370,815
Cost of shares redeemed	—	—	(395,723,309)	(354,532,681)
Change in net assets resulting from Capital capital transactions	—	—	45,666,581	33,531,124
Empower
Proceeds from shares issued	—	—	1,559,775	1,056,799
Distributions reinvested	—	—	38,592	53,902
Cost of shares redeemed	—	—	(1,260,216)	(1,119,645)
Change in net assets resulting from Empower capital transactions	—	—	338,151	(8,944)
IM
Proceeds from shares issued	—	—	500,801	1,365,423
Distributions reinvested	—	—	4,975	11,772
Cost of shares redeemed	—	—	(481,337)	(1,512,648)
Change in net assets resulting from IM capital transactions	—	—	24,439	(135,453)
Institutional Class
Proceeds from shares issued	10,702,702	10,715,397	241,744,024	202,296,469
Distributions reinvested	66,313	80,633	355,036	411,050
Cost of shares redeemed	(11,175,662)	(9,823,619)	(233,792,658)	(185,430,970)
Change in net assets resulting from Institutional Class capital transactions	(406,647)	972,411	8,306,402	17,276,549
Morgan
Proceeds from shares issued	408,144	470,008	1,181,375,748	1,043,256,192
Distributions reinvested	13,281	14,656	58,386	68,900
Cost of shares redeemed	(415,379)	(417,408)	(1,180,944,205)	(1,041,039,804)
Change in net assets resulting from Morgan capital transactions	6,046	67,256	489,929	2,285,288
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$2,575,079	$2,946,797	$66,183,629	$62,813,558
Distributions reinvested	62,629	66,382	349,022	357,625
Cost of shares redeemed	(2,838,909)	(2,563,066)	(64,905,086)	(58,749,375)
Change in net assets resulting from Premier capital transactions	(201,201)	450,113	1,627,565	4,421,808
Reserve
Proceeds from shares issued	—	—	7,852,011	6,845,722
Distributions reinvested	—	—	641	1,398
Cost of shares redeemed	—	—	(7,714,714)	(7,327,037)
Change in net assets resulting from Reserve capital transactions	—	—	137,938	(479,917)
Total change in net assets resulting from capital transactions	$(678,881)	$1,366,364	$58,983,213	$59,593,804
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,494,836	1,759,787
Reinvested	—	—	12,275	2,130
Redeemed	—	—	(1,088,483)	(1,880,942)
Change in Academy Shares	—	—	418,628	(119,025)
Agency
Issued	1,024,682	955,366	773,856,309	743,236,493
Reinvested	2,554	3,822	100,545	124,721
Redeemed	(1,104,313)	(1,082,608)	(771,983,271)	(740,538,862)
Change in Agency Shares	(77,077)	(123,420)	1,973,583	2,822,352
Capital
Issued	—	—	440,032,282	386,692,251
Reinvested	—	—	1,357,518	1,370,815
Redeemed	—	—	(395,723,213)	(354,531,945)
Change in Capital Shares	—	—	45,666,587	33,531,121
Empower
Issued	—	—	1,559,771	1,056,773
Reinvested	—	—	38,592	53,902
Redeemed	—	—	(1,260,214)	(1,119,624)
Change in Empower Shares	—	—	338,149	(8,949)
IM
Issued	—	—	500,800	1,365,394
Reinvested	—	—	4,975	11,772
Redeemed	—	—	(481,336)	(1,512,622)
Change in IM Shares	—	—	24,439	(135,456)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	10,702,686	10,715,364	241,743,961	202,295,931
Reinvested	66,313	80,633	355,036	411,050
Redeemed	(11,175,648)	(9,823,586)	(233,792,603)	(185,430,394)
Change in Institutional Class Shares	(406,649)	972,411	8,306,394	17,276,587
Morgan
Issued	408,142	470,005	1,181,375,723	1,043,256,067
Reinvested	13,281	14,656	58,386	68,900
Redeemed	(415,377)	(417,404)	(1,180,944,181)	(1,041,039,656)
Change in Morgan Shares	6,046	67,257	489,928	2,285,311
Premier
Issued	2,575,069	2,946,775	66,183,609	62,813,337
Reinvested	62,629	66,382	349,022	357,625
Redeemed	(2,838,897)	(2,563,042)	(64,905,064)	(58,749,165)
Change in Premier Shares	(201,199)	450,115	1,627,567	4,421,797
Reserve
Issued	—	—	7,852,006	6,845,658
Reinvested	—	—	641	1,398
Redeemed	—	—	(7,714,709)	(7,326,992)
Change in Reserve Shares	—	—	137,938	(479,936)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$599,745	$607,319	$348,839	$296,993
Distributions reinvested	852	1,502	1,242	1,388
Cost of shares redeemed	(548,292)	(804,635)	(311,861)	(291,291)
Change in net assets resulting from Agency capital transactions	52,305	(195,814)	38,220	7,090
Institutional Class
Proceeds from shares issued	25,984,253	28,260,117	19,437,102	15,788,017
Distributions reinvested	16,194	19,250	27,538	26,872
Cost of shares redeemed	(26,826,415)	(26,975,097)	(19,158,231)	(15,374,815)
Change in net assets resulting from Institutional Class capital transactions	(825,968)	1,304,270	306,409	440,074
Morgan
Proceeds from shares issued	116,112	102,652	101,475	96,810
Distributions reinvested	1,904	2,013	1,928	2,200
Cost of shares redeemed	(101,311)	(90,790)	(96,745)	(78,134)
Change in net assets resulting from Morgan capital transactions	16,705	13,875	6,658	20,876
Premier
Proceeds from shares issued	1,548,566	1,810,511	1,079,500	1,002,950
Distributions reinvested	16,031	17,114	11,654	10,457
Cost of shares redeemed	(1,719,444)	(1,691,942)	(1,034,959)	(714,818)
Change in net assets resulting from Premier capital transactions	(154,847)	135,683	56,195	298,589
Reserve
Proceeds from shares issued	5,295,509	6,433,216	—	—
Distributions reinvested	575	933	—	—
Cost of shares redeemed	(5,295,529)	(6,518,934)	—	—
Change in net assets resulting from Reserve capital transactions	555	(84,785)	—	—
Service
Proceeds from shares issued	—	—	12	131
Distributions reinvested	—	—	23	114
Cost of shares redeemed	—	—	(4,116)	(2,067)
Change in net assets resulting from Service capital transactions	—	—	(4,081)	(1,822)
Total change in net assets resulting from capital transactions	$(911,250)	$1,173,229	$403,401	$764,807
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	599,718	607,298	348,814	296,970
Reinvested	852	1,502	1,242	1,388
Redeemed	(548,268)	(804,607)	(311,837)	(291,263)
Change in Agency Shares	52,302	(195,807)	38,219	7,095
Institutional Class
Issued	25,984,117	28,259,985	19,437,013	15,787,948
Reinvested	16,194	19,250	27,538	26,872
Redeemed	(26,826,273)	(26,974,978)	(19,158,146)	(15,374,741)
Change in Institutional Class Shares	(825,962)	1,304,257	306,405	440,079
Morgan
Issued	116,106	102,649	101,468	96,802
Reinvested	1,904	2,013	1,928	2,200
Redeemed	(101,306)	(90,787)	(96,737)	(78,126)
Change in Morgan Shares	16,704	13,875	6,659	20,876
Premier
Issued	1,548,509	1,810,459	1,079,436	1,002,896
Reinvested	16,031	17,114	11,654	10,457
Redeemed	(1,719,386)	(1,691,889)	(1,034,893)	(714,772)
Change in Premier Shares	(154,846)	135,684	56,197	298,581
Reserve
Issued	5,295,407	6,433,123	—	—
Reinvested	575	933	—	—
Redeemed	(5,295,431)	(6,518,836)	—	—
Change in Reserve Shares	551	(84,780)	—	—
Service
Issued	—	—	12	131
Reinvested	—	—	23	114
Redeemed	—	—	(4,115)	(2,067)
Change in Service Shares	—	—	(4,080)	(1,822)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$7,885	$87,364	$305,863	$343,649
Distributions reinvested	45	146	56	149
Cost of shares redeemed	(19,107)	(90,946)	(345,568)	(411,463)
Change in net assets resulting from Agency capital transactions	(11,177)	(3,436)	(39,649)	(67,665)
Institutional Class
Proceeds from shares issued	135,549	274,321	2,462,669	2,481,458
Distributions reinvested	864	1,585	527	1,531
Cost of shares redeemed	(163,106)	(317,194)	(2,478,837)	(2,714,616)
Change in net assets resulting from Institutional Class capital transactions	(26,693)	(41,288)	(15,641)	(231,627)
Morgan
Proceeds from shares issued	4,264	2,500	27,041	12,385
Distributions reinvested	77	161	795	1,199
Cost of shares redeemed	(5,179)	(6,879)	(33,492)	(21,891)
Change in net assets resulting from Morgan capital transactions	(838)	(4,218)	(5,656)	(8,307)
Premier
Proceeds from shares issued	123,021	203,592	323,284	516,131
Distributions reinvested	402	650	396	455
Cost of shares redeemed	(175,763)	(243,476)	(382,623)	(637,861)
Change in net assets resulting from Premier capital transactions	(52,340)	(39,234)	(58,943)	(121,275)
Reserve
Proceeds from shares issued	—	—	869	1,936
Distributions reinvested	—	—	24	56
Cost of shares redeemed	—	—	(1,301)	(2,497)
Change in net assets resulting from Reserve capital transactions	—	—	(408)	(505)
Service
Proceeds from shares issued	10	—	10	—
Distributions reinvested	16	76	4	17
Cost of shares redeemed	(3,166)	(1,152)	(697)	(288)
Change in net assets resulting from Service capital transactions	(3,140)	(1,076)	(683)	(271)
Total change in net assets resulting from capital transactions	$(94,188)	$(89,252)	$(120,980)	$(429,650)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	February 28, 2026

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	7,877	87,335	305,858	343,646
Reinvested	45	146	56	149
Redeemed	(19,097)	(90,918)	(345,563)	(411,458)
Change in Agency Shares	(11,175)	(3,437)	(39,649)	(67,663)
Institutional Class
Issued	135,501	274,262	2,462,659	2,481,448
Reinvested	864	1,585	527	1,531
Redeemed	(163,073)	(317,138)	(2,478,829)	(2,714,606)
Change in Institutional Class Shares	(26,708)	(41,291)	(15,643)	(231,627)
Morgan
Issued	4,261	2,498	27,040	12,384
Reinvested	77	161	795	1,199
Redeemed	(5,176)	(6,876)	(33,491)	(21,890)
Change in Morgan Shares	(838)	(4,217)	(5,656)	(8,307)
Premier
Issued	122,985	203,545	323,279	516,125
Reinvested	402	650	396	455
Redeemed	(175,716)	(243,426)	(382,617)	(637,855)
Change in Premier Shares	(52,329)	(39,231)	(58,942)	(121,275)
Reserve
Issued	—	—	869	1,936
Reinvested	—	—	24	56
Redeemed	—	—	(1,301)	(2,497)
Change in Reserve Shares	—	—	(408)	(505)
Service
Issued	10	—	10	—
Reinvested	16	76	4	18
Redeemed	(3,164)	(1,152)	(697)	(290)
Change in Service Shares	(3,138)	(1,076)	(683)	(272)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund
Academy
Year Ended February 28, 2026	$1.0003	$0.0414	$(0.0001)	$0.0413	$(0.0414)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Agency
Year Ended February 28, 2026	1.0010	0.0405	(0.0001)	0.0404	(0.0405)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (c)	0.0518	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)
Capital
Year Ended February 28, 2026	1.0003	0.0414	— (c)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)
Empower
Year Ended February 28, 2026	1.0003	0.0414	— (c)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)
IM
Year Ended February 28, 2026	1.0004	0.0419	(0.0001)	0.0418	(0.0419)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (c)	0.0532	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Institutional Class
Year Ended February 28, 2026	1.0004	0.0410	— (c)	0.0410	(0.0410)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (c)	0.0523	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)
Morgan
Year Ended February 28, 2026	1.0015	0.0380	— (c)	0.0380	(0.0380)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)
Premier
Year Ended February 28, 2026	1.0005	0.0389	— (c)	0.0389	(0.0389)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	4.21%	$912,616	0.17%	4.16%	0.17%
1.0003	5.09	1,048,990	0.17 (b)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (b)	2.30	0.19
1.0003	0.04	918,415	0.10 (b)	0.07	0.19

1.0009	4.11	3,210,709	0.26	4.04	0.27
1.0010	5.03	2,764,683	0.26 (b)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (b)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (b)	0.01	0.29

1.0003	4.22	56,356,157	0.17	4.12	0.17
1.0003	5.12	44,855,575	0.17 (b)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (b)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (b)	0.07	0.18

1.0003	4.22	730,722	0.17	4.12	0.17
1.0003	5.10	598,550	0.17 (b)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (b)	2.15	0.19
1.0002	0.04	564,948	0.10 (b)	0.07	0.20

1.0003	4.26	18,208,845	0.12	4.17	0.12
1.0004	5.16	17,197,596	0.12 (b)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (b)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (b)	0.07	0.13

1.0004	4.17	17,011,387	0.21	4.10	0.22
1.0004	5.07	17,822,266	0.21 (b)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (b)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (b)	0.05	0.23

1.0015	3.87	699,282	0.51	3.80	0.51
1.0015	4.82	721,023	0.48 (b)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (b)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (b)	0.01	0.50

1.0005	3.96	2,822,585	0.42	3.89	0.42
1.0005	4.84	2,968,154	0.42 (b)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (b)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (b)	0.01	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.0007	$0.0361	$(0.0001)	$0.0360	$(0.0361)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (c)	0.0474	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	— *	—	0.01%	0.08%
Agency	—	— *	—	— *	0.10%
Capital	—	— *	—	0.01%	0.08%
Empower	—	0.01%	—	0.02%	0.08%
IM	—	— *	—	— *	0.04%
Institutional Class	—	— *	—	0.01%	0.09%
Morgan	—	— *	—	0.02%	0.34%
Premier	—	— *	—	0.01%	0.27%
Reserve	—	— *	—	0.05%	0.54%
* Amount rounds to less than 0.005%.

(c)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0006	3.66%	$3,077	0.70%	3.60%	1.64%
1.0007	4.55	2,944	0.69 (b)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (b)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (b)	0.01	2.42
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2026	$1.0002	$0.0235	$— (b)	$0.0235	$(0.0235)	$—	$(0.0235)
Year Ended February 28, 2025	1.0002	0.0291	— (b)	0.0291	(0.0291)	— (b)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (b)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (b)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Capital
Year Ended February 28, 2026	1.0003	0.0243	— (b)	0.0243	(0.0243)	—	(0.0243)
Year Ended February 28, 2025	1.0003	0.0299	— (b)	0.0299	(0.0299)	— (b)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (b)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (b)	(0.0002)
IM
Year Ended February 28, 2026	1.0001	0.0248	— (b)	0.0248	(0.0248)	—	(0.0248)
Year Ended February 28, 2025	1.0001	0.0303	— (b)	0.0303	(0.0303)	— (b)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (b)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (b)	(0.0002)	— (b)	(0.0002)
Institutional Class
Year Ended February 28, 2026	1.0002	0.0240	— (b)	0.0240	(0.0240)	—	(0.0240)
Year Ended February 28, 2025	1.0002	0.0296	— (b)	0.0296	(0.0296)	— (b)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (b)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (b)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
(c)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.16%
Capital	—	—	—	— *	0.09%
IM	—	—	—	—	0.07%
Institutional Class	—	—	—	— *	0.12%
* Amount rounds to less than 0.005%.

(d)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.38%	$44,286	0.26%	2.38%	0.32%
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (c)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (c)	0.01	0.44

1.0003	2.46	421,722	0.18	2.38	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (c)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (c)	0.02	0.22

1.0001	2.50	2,207,857	0.14	2.39	0.14
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (d)	723,312	0.08 (c)	0.02	0.15

1.0002	2.43	280,449	0.21	2.41	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (c)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (c)	0.01	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Investor
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.11%	$5,144,787	0.26%	4.03%	0.27%
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (d)	3.07	0.29
1.00	0.01	691,008	0.17 (d)	0.01	0.30

1.00	4.21	21,867,399	0.17	4.12	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (d)	3.32	0.19
1.00	0.04	1,804,197	0.15 (d)	0.04	0.19

1.00	4.17	13,115,741	0.21	4.08	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (d)	3.19	0.24
1.00	0.02	1,763,092	0.16 (d)	0.02	0.25

1.00	3.88	7,294	0.48	3.85	0.48
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (d)	2.43	0.49
1.00	0.01	1,804	0.17 (d)	0.01	0.50

1.00	3.79	9,420,596	0.57	3.73	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (d)	2.79	0.60
1.00	0.01	453,086	0.17 (d)	0.01	0.61

1.00	3.95	35,046,308	0.42	3.88	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (d)	3.20	0.44
1.00	0.01	1,532,491	0.17 (d)	0.01	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	—

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.09%
Capital	—	—	—	— *	0.03%
Institutional Class	—	—	—	— *	0.05%
Investor	—	—	—	0.02%	0.32%
Morgan	—	—	—	0.02%	0.42%
Premier	—	—	—	— *	0.28%
Reserve	—	—	—	0.04%	0.53%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.67%	$15,222	0.69%	3.60%	0.69%
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (d)	2.58	0.69
1.00	0.01	4,231	0.17 (d)	0.01	0.70

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Year Ended February 28, 2026	$1.00	$0.04 (b)	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05 (b)	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	—(d )	(0.0010)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.21%	$3,000,138	0.06%	4.04%	0.14%
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(e )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Digital
October 30, 2025 (g) through February 28, 2026	1.00	0.01	—(e )	0.01	(0.01)
Empower
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Investor
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.09%	$3,659,063	0.16%	4.01%	0.17%
1.00	4.99	6,517,448	0.17 (f)	4.86	0.17
1.00	5.19	7,529,994	0.18	5.12	0.18
1.00	2.20	4,267,302	0.15 (f)	1.79	0.18
1.00	0.03	10,734,174	0.04 (f)	0.03	0.18

1.00	3.99	15,872,317	0.26	3.92	0.27
1.00	4.90	16,040,283	0.26 (f)	4.77	0.27
1.00	5.10	15,084,344	0.26	5.01	0.28
1.00	2.11	10,098,820	0.24 (f)	2.11	0.28
1.00	0.01	8,485,249	0.06 (f)	0.01	0.28

1.00	4.09	205,400,661	0.16	4.00	0.17
1.00	4.99	182,085,385	0.17 (f)	4.86	0.17
1.00	5.19	160,954,781	0.18	5.08	0.18
1.00	2.20	119,811,381	0.15 (f)	1.97	0.18
1.00	0.03	166,488,233	0.04 (f)	0.03	0.18

1.00	1.24	100,367	0.17	3.65	0.17

1.00	4.09	11,041,706	0.16	4.00	0.17
1.00	4.99	9,398,144	0.17 (f)	4.87	0.17
1.00	5.19	7,799,631	0.18	5.10	0.18
1.00	2.20	5,393,885	0.15 (f)	2.45	0.19
1.00	0.03	4,160,732	0.04 (f)	0.03	0.18

1.00	4.14	18,012,835	0.11	4.01	0.12
1.00	5.05	11,457,218	0.12 (f)	4.92	0.12
1.00	5.24	8,449,005	0.13	5.09	0.13
1.00	2.23	9,457,598	0.12 (f)	2.22	0.13
1.00	0.03	10,046,645	0.04 (f)	0.03	0.13

1.00	4.04	44,298,496	0.21	3.97	0.22
1.00	4.95	44,065,112	0.21 (f)	4.83	0.22
1.00	5.15	41,207,185	0.21	5.05	0.23
1.00	2.17	29,664,717	0.18 (f)	2.15	0.24
1.00	0.01	27,455,761	0.06 (f)	0.01	0.23

1.00	3.78	1,385,261	0.46	3.76	0.47
1.00	4.68	3,556,639	0.47 (f)	4.49	0.47
1.00	4.87	2,056,169	0.48	4.76	0.48
1.00	1.90	2,406,713	0.46 (f)	1.98	0.48
1.00	0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 28, 2026	$1.00	$0.04	$—(e )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Service
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	— *	—	0.03%	0.13%
Agency	—	— *	—	0.02%	0.20%
Capital	—	— *	—	0.03%	0.13%
Empower	—	— *	—	0.03%	0.13%
IM	—	— *	—	0.01%	0.09%
Institutional Class	—	— *	—	0.03%	0.15%
Investor	—	— *	—	0.03%	0.41%
Morgan	—	— *	—	0.04%	0.51%
Premier	—	— *	—	0.03%	0.37%
Reserve	—	— *	—	0.11%	0.61%
Service	—	— *	—	0.16%	0.96%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.67%	$17,045,399	0.57%	3.60%	0.57%
1.00	4.58	14,753,566	0.57 (f)	4.43	0.57
1.00	4.77	7,815,291	0.58	4.71	0.58
1.00	1.81	4,027,309	0.54 (f)	2.08	0.59
1.00	0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59

1.00	3.83	20,979,596	0.41	3.75	0.42
1.00	4.73	16,363,800	0.42 (f)	4.61	0.42
1.00	4.92	13,503,049	0.43	4.86	0.43
1.00	1.94	6,543,879	0.41 (f)	1.97	0.44
1.00	0.01	5,330,175	0.06 (f)	0.01	0.43

1.00	3.57	39,673	0.67	3.51	0.67
1.00	4.47	31,619	0.67 (f)	4.67	0.67
1.00	4.66	2,846,123	0.68	4.62	0.68
1.00	1.73	3,350,896	0.58 (f)	1.44	0.69
1.00	0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68

1.00	3.21	98,290	1.02	3.22	1.02
1.00	4.11	207,417	1.02 (f)	4.05	1.02
1.00	4.30	248,025	1.03	4.20	1.03
1.00	1.45	325,011	0.88 (f)	1.33	1.03
1.00	0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Agency
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Empower
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
IM
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Investor
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.07%	$232,632	0.17%	3.96%	0.17%
1.00	4.97	782,572	0.17	4.88	0.17
1.00	5.18	2,124,743	0.18	5.18	0.18
1.00	2.18	153,500	0.15 (d)	2.60	0.19
1.00	0.01	100	0.04 (d)	0.01	0.19

1.00	3.98	3,805,917	0.26	3.88	0.27
1.00	4.88	3,093,782	0.26	4.76	0.27
1.00	5.09	2,614,882	0.26	4.99	0.28
1.00	2.09	1,745,265	0.24 (d)	2.19	0.29
1.00	0.01	914,835	0.06 (d)	0.01	0.28

1.00	4.07	31,417,389	0.17	3.95	0.17
1.00	4.97	19,199,227	0.17	4.83	0.17
1.00	5.18	14,599,378	0.18	5.07	0.18
1.00	2.18	12,166,783	0.16 (d)	2.12	0.19
1.00	0.01	10,784,903	0.06 (d)	0.01	0.18

1.00	4.07	365,509	0.17	3.96	0.17
1.00	4.97	123,889	0.17	4.82	0.18
1.00	5.18	63,083	0.18	4.82	0.18
1.00	2.18	1,206,832	0.17 (d)	2.94	0.19
1.00	0.01	112,014	0.05 (d)	0.01	0.18

1.00	4.12	555,601	0.12	4.02	0.12
1.00	5.03	304,355	0.12	4.87	0.12
1.00	5.23	178,436	0.13	5.27	0.13
1.00	2.17	142	0.15 (d)	2.89	0.16
1.00	0.01	30	0.05 (d)	0.02	0.14

1.00	4.03	11,902,124	0.21	3.96	0.22
1.00	4.93	13,437,078	0.21	4.80	0.22
1.00	5.15	11,726,034	0.21	5.05	0.23
1.00	2.15	8,222,799	0.19 (d)	2.05	0.24
1.00	0.01	7,963,115	0.06 (d)	0.01	0.24

1.00	3.76	22,311	0.47	3.67	0.47
1.00	4.66	15,511	0.47	4.55	0.47
1.00	4.86	15,980	0.48	4.74	0.48
1.00	1.88	15,976	0.45 (d)	1.90	0.49
1.00	0.00 (e)	16,665	0.07 (d)	0.00 (e)	0.48

1.00	3.66	5,187,294	0.57	3.58	0.57
1.00	4.56	4,304,404	0.57	4.45	0.57
1.00	4.76	3,596,110	0.58	4.73	0.58
1.00	1.80	1,110,743	0.55 (d)	2.21	0.59
1.00	0.00 (e)	350,701	0.06 (d)	0.00 (e)	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	0.03%	0.14%
Agency	—	—	—	0.02%	0.20%
Capital	—	—	—	0.02%	0.12%
Empower	—	—	—	0.01%	0.13%
IM	—	—	—	0.01%	0.09%
Institutional Class	—	—	—	0.02%	0.15%
Investor	—	—	—	0.04%	0.42%
Morgan	—	—	—	0.04%	0.52%
Premier	—	—	—	0.03%	0.38%
Reserve	—	—	—	0.08%	0.61%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.81%	$4,118,889	0.42%	3.77%	0.42%
1.00	4.71	5,187,580	0.42	4.60	0.42
1.00	4.91	4,814,054	0.43	4.84	0.43
1.00	1.92	2,659,992	0.41 (d)	2.02	0.44
1.00	0.01	2,032,795	0.06 (d)	0.01	0.44

1.00	3.55	653,510	0.67	3.49	0.67
1.00	4.45	535,784	0.67	4.42	0.67
1.00	4.65	1,232,544	0.68	4.61	0.68
1.00	1.71	425,906	0.61 (d)	2.34	0.69
1.00	0.00 (e)	244,357	0.07 (d)	0.00 (e)	0.68

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	0.01%	0.20%
Institutional Class	—	—	—	0.01%	0.16%
Morgan	—	—	—	0.04%	0.53%
Premier	—	—	—	0.01%	0.39%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.96%	$534,067	0.26%	3.90%	0.27%
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (d)	2.40	0.31
1.00	0.01	217,942	0.06 (d)	0.01	0.31

1.00	4.01	4,840,916	0.21	3.94	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (d)	2.50	0.26
1.00	0.01	1,322,211	0.06 (d)	0.01	0.25

1.00	3.63	362,488	0.58	3.57	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (d)	2.16	0.63
1.00	0.00 (e)	55,291	0.06 (d)	0.00 (e)	0.64

1.00	3.79	2,181,640	0.42	3.73	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (d)	2.97	0.46
1.00	0.01	123,328	0.06 (d)	0.01	0.46

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 28, 2026	$1.00	$0.04	$—(c )	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Agency
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Capital
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Empower
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
IM
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.05%	$448,734	0.16%	3.89%	0.17%
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (d)	2.20	0.19
1.00	0.01	131,020	0.05 (d)	0.01	0.18

1.00	3.95	18,469,930	0.26	3.87	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (d)	2.19	0.29
1.00	0.01	3,173,164	0.05 (d)	0.01	0.28

1.00	4.05	174,351,607	0.16	3.95	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (d)	2.01	0.18
1.00	0.01	57,422,062	0.05 (d)	0.01	0.18

1.00	4.05	1,413,074	0.16	3.94	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (d)	3.29	0.19
1.00	0.01	29,519	0.04 (d)	0.01	0.18

1.00	4.10	127,756	0.11	4.04	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (d)	3.39	0.13
1.00	0.01	224	0.04 (d)	0.01	0.18

1.00	4.00	76,408,402	0.21	3.92	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (d)	2.15	0.24
1.00	0.01	23,076,533	0.05 (d)	0.01	0.23

1.00	3.63	7,349,223	0.57	3.57	0.57
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (d)	1.70	0.59
1.00	0.00 (e)	2,206,039	0.06 (d)	0.00 (e)	0.58

1.00	3.79	22,397,035	0.41	3.72	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (d)	2.37	0.44
1.00	0.01	1,947,356	0.05 (d)	0.01	0.43
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Reserve
Year Ended February 28, 2026	$1.00	$0.03	$—(c )	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2025	1.00	0.04	—(c )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(c )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	— *	0.12%
Agency	—	—	—	— *	0.21%
Capital	—	—	—	— *	0.12%
Empower	—	—	—	— *	0.13%
IM	—	—	—	— *	0.14%
Institutional Class	—	—	—	— *	0.16%
Morgan	—	—	—	0.05%	0.52%
Premier	—	—	—	0.02%	0.38%
Reserve	—	—	—	0.09%	0.62%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.53%	$1,256,324	0.66%	3.46%	0.67%
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (d)	1.33	0.68
1.00	0.00 (e)	3,821,500	0.06 (d)	0.00 (e)	0.68

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.16%
Institutional Class	—	—	—	—	0.12%
Morgan	—	—	—	0.02%	0.49%
Premier	—	—	—	— *	0.33%
Reserve	—	—	—	0.07%	0.59%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.48%	$399,034	0.26%	2.43%	0.27%
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (d)	1.52	0.29
1.00	0.01	281,075	0.10 (d)	0.01	0.29

1.00	2.53	8,247,761	0.21	2.50	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (d)	0.02	0.24

1.00	2.15	98,681	0.58	2.11	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (d)	1.31	0.60
1.00	0.01	17,140	0.10 (d)	0.01	0.62

1.00	2.32	1,201,144	0.42	2.29	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (d)	1.49	0.44
1.00	0.01	338,064	0.10 (d)	0.01	0.44

1.00	2.06	562,504	0.67	2.04	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (d)	0.80	0.69
1.00	0.01	1,807,835	0.10 (d)	0.01	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$0.01	$0.03	$(0.03)	$—(c )	$(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	— *	—	—	— *	0.13%
Institutional Class	— *	—	—	— *	0.09%
Morgan	— *	—	—	0.02%	0.46%
Premier	— *	—	—	— *	0.32%
Service	—	—	—	0.19%	0.92%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.54%	$210,681	0.26%(d)	2.49%	0.28%
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (d)	1.53	0.31
1.00	0.01	38,272	0.13 (d)	0.01	0.32

1.00	2.59	1,800,517	0.21 (d)	2.54	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (d)	1.37	0.26
1.00	0.02	879,357	0.12 (d)	0.02	0.27

1.00	2.20	94,319	0.59 (d)	2.17	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (d)	1.16	0.62
1.00	0.01	24,236	0.13 (d)	0.01	0.63

1.00	2.36	700,087	0.43 (d)	2.32	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (d)	1.51	0.46
1.00	0.01	37,902	0.13 (d)	0.01	0.47

1.00	1.72	10	1.05	1.96	1.09
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (d)	0.62	1.06
1.00	0.01	19,679	0.13 (d)	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	(0.01)	0.01	(0.01)	—(c )	(0.01)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	— *	0.14%
Institutional Class	—	—	—	— *	0.12%
Morgan	—	—	—	0.02%	0.49%
Premier	—	—	—	0.01%	0.36%
Service	—	—	—	0.21%	0.95%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.21%	$15,122	0.26%	2.21%	0.35%
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (d)	1.78	0.32
1.00	0.02	2,527	0.12 (d)	0.01	0.37

1.00	2.26	157,600	0.21	2.22	0.30
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (d)	1.69	0.28
1.00	0.03	87,260	0.09 (d)	0.02	0.32

1.00	1.88	3,519	0.59	1.90	0.71
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (d)	1.26	0.68
1.00	0.02	3,744	0.10 (d)	0.01	0.69

1.00	2.02	47,085	0.45	2.06	0.50
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (d)	1.26	0.49
1.00	0.02	126,122	0.09 (d)	0.01	0.52

1.00	1.40	10	1.05	1.67	1.12
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (d)	0.59	1.09
1.00	0.02	9,622	0.10 (d)	0.01	1.12

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2026	$1.00	$0.02	$—(c )	$0.02	$(0.02)	$—(c )	$(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Institutional Class
Year Ended February 28, 2026	1.00	0.03	(0.01)	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Morgan
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Premier
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Reserve
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(c )	0.03	(0.03)	—(c )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)
Service
Year Ended February 28, 2026	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(c )	0.02	(0.02)	—(c )	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(c )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	—(c )	— (c)	— (c)	—(c )	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	— *	—	—	— *	0.14%
Institutional Class	— *	—	—	—	0.09%
Morgan	— *	—	—	0.04%	0.46%
Premier	— *	—	—	— *	0.33%
Reserve	— *	—	—	0.06%	0.58%
Service	—	—	—	0.20%	0.92%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Money Market Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.47%	$166,446	0.26%(d)	2.46%	0.28%
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (d)	1.84	0.30
1.00	0.01	50,157	0.12 (d)	0.01	0.32

1.00	2.53	1,333,636	0.21 (d)	2.52	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (d)	0.02	0.27

1.00	2.14	39,712	0.59 (d)	2.13	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (d)	1.08	0.63
1.00	0.01	50,015	0.13 (d)	0.01	0.65

1.00	2.30	230,183	0.43 (d)	2.29	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (d)	1.68	0.45
1.00	0.01	97,415	0.12 (d)	0.01	0.47

1.00	2.04	949	0.69 (d)	2.03	0.70
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (d)	1.01	0.71
1.00	0.01	2,142	0.12 (d)	0.01	0.72

1.00	1.69	10	1.04	1.89	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (d)	0.71	1.06
1.00	0.01	2,551	0.13 (d)	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Digital(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Class commenced operations on October 30, 2025.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) and JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

164	J.P. Morgan Money Market Funds	February 28, 2026

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation

February 28, 2026	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$99,521,519	$—	$99,521,519

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,937,514	$—	$2,937,514

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$83,093,507	$—	$83,093,507

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,010,292	$—	$3,010,292

(a)	Please refer to the SOI for specifics of portfolio holdings.

166	J.P. Morgan Money Market Funds	February 28, 2026

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$325,781,513	$—	$325,781,513

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$56,525,741	$—	$56,525,741

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,015,270	$—	$8,015,270

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$310,789,041	$—	$310,789,041

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,415,299	$—	$10,415,299

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,740,350	$—	$2,740,350

(a)	Please refer to the SOI for specifics of portfolio holdings.

February 28, 2026	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$221,990	$—	$221,990

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,742,091	$—	$1,742,091

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.

168	J.P. Morgan Money Market Funds	February 28, 2026

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$36	n/a	n/a	n/a	$42	$9	n/a	$5	n/a	n/a	n/a	n/a
Agency	68	$26	$71	n/a	191	38	$7	191	$5	$3	$1	$2
Agency SL	n/a	n/a	n/a	$7	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	501	30	196	n/a	2,372	236	n/a	1,438	n/a	n/a	n/a	n/a
Digital	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	33	n/a	n/a	n/a	107	3	n/a	13	n/a	n/a	n/a	n/a
IM	141	36	n/a	n/a	105	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	223	30	148	n/a	484	174	59	726	87	19	2	13
Investor	n/a	n/a	1	n/a	36	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	255	n/a	229	n/a	253	85	26	236	11	7	3	19
Premier	73	n/a	327	n/a	197	59	26	249	17	9	2	4
Reserve	29	n/a	4	n/a	1	8	n/a	11	5	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	3	n/a	n/a	n/a	n/a	1	— (a)	— (a)
Total	$1,359	$122	$976	$7	$3,793	$613	$118	$2,870	$125	$39	$8	$38

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2026	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Free Money Market Fund	$—	$154	$(154)
Municipal Money Market Fund	—	198	(198)
New York Municipal Money Market Fund	—	42	(42)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
I. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2026, the effective rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a

170	J.P. Morgan Money Market Funds	February 28, 2026

	Morgan	Reserve	Service
100% U.S. Treasury Securities Money Market Fund	0.10%	0.25%	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60%
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Digital	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05%	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

February 28, 2026	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Digital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18%	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2026. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

172	J.P. Morgan Money Market Funds	February 28, 2026

Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$1,471	$1,471	$19
Institutional Tax Free Money Market Fund	20	13	200	233	—
Liquid Assets Money Market Fund	—	—	1,508	1,508	—
Securities Lending Money Market Fund	1,020	561	—	1,581	30
U.S. Government Money Market Fund	6,391	—	4,089	10,480	—
U.S. Treasury Plus Money Market Fund	—	—	1,701	1,701	—
Federal Money Market Fund	—	—	647	647	—
100% U.S. Treasury Securities Money Market Fund	6,275	—	6,128	12,403	—
Tax Free Money Market Fund	—	—	877	877	—
Municipal Money Market Fund	—	—	483	483	— (a)
California Municipal Money Market Fund	78	52	73	203	— (a)
New York Municipal Money Market Fund	—	—	295	295	—

(a)	Amount rounds to less than one thousand.

Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Total
Municipal Money Market Fund	$— (a)	$— (a)	$— (a)
New York Municipal Money Market Fund	—	— (a)	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further,

February 28, 2026	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2026, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$3,118,258	$1,900,756	$—
Liquid Assets Money Market Fund	316,465	—	—
Tax Free Money Market Fund	3,067,876	3,258,856	—
Municipal Money Market Fund	1,103,717	2,197,848	—
California Municipal Money Market Fund	110,657	205,046	—
New York Municipal Money Market Fund	1,397,770	1,552,239	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the year ended February 28, 2026 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$502
Agency	—	4,574
Capital	—	24,644
Empower	—	339
Institutional Class	—	17,974
Morgan	—	2,154
Premier	—	8,578
Reserve	7	9
	$7	$58,774
Institutional Tax Free Money Market Fund
Agency	$—	$102
Capital	—	209
Institutional Class	—	394
	$—	$705
Liquid Assets Money Market Fund
Agency	$—	$7,089
Capital	—	10,057
Institutional Class	—	11,859
Investor	—	32
Morgan	9,435	33,024
Premier	—	105,021
Reserve	42	50
	$9,477	$167,132
U.S. Government Money Market Fund
Academy	$—	$2,191
Agency	—	24,828
Capital	—	94,921
Empower	—	5,154
Institutional Class	—	42,465
Investor	—	11,157
Morgan	15,524	54,341
Premier	—	55,891
Reserve	86	103
Service	839	419
	$16,449	$291,470

174	J.P. Morgan Money Market Funds	February 28, 2026

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$149
Agency	—	5,149
Capital	—	11,485
Empower	—	94
Institutional Class	—	14,754
Investor	—	63
Morgan	4,871	17,050
Premier	—	14,738
Reserve	1,412	1,694
	$6,283	$65,176
Federal Money Market Fund
Agency	$—	$905
Institutional Class	—	5,099
Morgan	375	1,312
Premier	—	6,861
	$375	$14,177
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$174
Agency	—	26,202
Capital	—	72,421
Empower	—	512
Institutional Class	—	69,187
Morgan	7,007	24,524
Premier	—	64,916
Reserve	2,786	3,344
	$9,793	$261,280
Tax Free Money Market Fund
Agency	$—	$576
Institutional Class	—	8,876
Morgan	91	317
Premier	—	3,837
Reserve	1,458	1,750
	$1,549	$15,356
Municipal Money Market Fund
Agency	$—	$284
Institutional Class	—	1,809
Morgan	92	322
Premier	—	2,042
Service	7	4
	$99	$4,461
California Municipal Money Market Fund
Agency	$—	$26
Institutional Class	—	167
Morgan	5	16
Premier	—	230
Service	6	3
	$11	$442

February 28, 2026	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$296
Institutional Class	—	1,363
Morgan	44	155
Premier	—	768
Reserve	3	3
Service	1	1
	$48	$2,586
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$3,642,647	$—	$—	$3,642,647
Institutional Tax Free Money Market Fund	291	—	60,832	61,123
Liquid Assets Money Market Fund	3,214,112	—	—	3,214,112
Securities Lending Money Market Fund	78,305	—	—	78,305
U.S. Government Money Market Fund	12,409,241	—	—	12,409,241
U.S. Treasury Plus Money Market Fund	2,042,788	—	—	2,042,788
Federal Money Market Fund	323,191	—	—	323,191
100% U.S. Treasury Securities Money Market Fund	10,263,959	—	—	10,263,959
Tax Free Money Market Fund	488	104	274,264	274,856
Municipal Money Market Fund	224	15	68,277	68,516
California Municipal Money Market Fund	39	5	5,781	5,825
New York Municipal Money Market Fund	56	7	45,933	45,996

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

176	J.P. Morgan Money Market Funds	February 28, 2026

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,194,148	$—	$—	$4,194,148
Institutional Tax Free Money Market Fund	181	2	51,816	51,999
Liquid Assets Money Market Fund	3,259,352	—	—	3,259,352
Securities Lending Money Market Fund	67,152	—	—	67,152
U.S. Government Money Market Fund	13,115,669	—	—	13,115,669
U.S. Treasury Plus Money Market Fund	2,019,717	—	—	2,019,717
Federal Money Market Fund	364,067	—	—	364,067
100% U.S. Treasury Securities Money Market Fund	9,847,387	—	—	9,847,387
Tax Free Money Market Fund	483	10	321,536	322,029
Municipal Money Market Fund	83	3	63,247	63,333
California Municipal Money Market Fund	18	11	10,515	10,544
New York Municipal Money Market Fund	121	19	67,982	68,122

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$184,426	$(5,633)	$—	$7,873
Institutional Tax Free Money Market Fund	49	45	4,832	—
Liquid Assets Money Market Fund	86,086	—	—	—
Securities Lending Money Market Fund	7,055	—	—	—
U.S. Government Money Market Fund	553,716	(56,728)	—	(49)
U.S. Treasury Plus Money Market Fund	85,512	(2)	—	(11)
Federal Money Market Fund	11,415	—	—	—
100% U.S. Treasury Securities Money Market Fund	630,865	— (a)	—	(41)
Tax Free Money Market Fund	58	364	14,899	—
Municipal Money Market Fund	9	58	1,786	— (a)
California Municipal Money Market Fund	18	—	261	—
New York Municipal Money Market Fund	21	—	3,003	—

(a)	Amount rounds to less than one thousand.
The cumulative timing differences primarily consist of dividends payable.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$5,633	$—
U.S. Government Money Market Fund	55,697	1,031
U.S. Treasury Plus Money Market Fund	—	2

February 28, 2026	J.P. Morgan Money Market Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$423	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	13,880	89
U.S. Treasury Plus Money Market Fund	916	122
100% U.S. Treasury Securities Money Market Fund	2,377	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of February 28, 2026, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2026, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$44,897	116	$449
Interest earned as a result of lending money to another fund for the year ended February 28, 2026, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

178	J.P. Morgan Money Market Funds	February 28, 2026

As of February 28, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	58.0%
Institutional Tax Free Money Market Fund	1	97.5	—	—
Liquid Assets Money Market Fund	2	53.7	2	42.7
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	39.0	—	—
U.S. Treasury Plus Money Market Fund	1	36.4	2	25.6
Federal Money Market Fund	1	51.2	1	17.7
100% U.S. Treasury Securities Money Market Fund	1	60.4	—	—
Tax Free Money Market Fund	1	44.9	1	41.5
Municipal Money Market Fund	2	73.6	1	15.7
California Municipal Money Market Fund	1	71.5	1	17.1
New York Municipal Money Market Fund	1	95.2	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Money Market Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of February 28, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund
France	13.4%	11.6%	15.8%

180	J.P. Morgan Money Market Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Money Market Funds	181

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2026:
Long-Term Capital Gain Distribution
JPMorgan Tax Free Money Market Fund	$104
JPMorgan Municipal Money Market Fund	15
JPMorgan California Municipal Money Market Fund	5
JPMorgan New York Municipal Money Market Fund	7
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan Prime Money Market Fund	$2,121,886
JPMorgan Liquid Assets Money Market Fund	1,771,785
JPMorgan U.S. Government Money Market Fund	12,409,241
JPMorgan U.S. Treasury Plus Money Market Fund	2,042,789
JPMorgan Federal Money Market Fund	323,088
JPMorgan 100% U.S. Treasury Securities Money Market Fund	10,263,959
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$60,832
JPMorgan Tax Free Money Market Fund	274,264
JPMorgan Municipal Money Market Fund	68,277
JPMorgan California Municipal Money Market Fund	5,781
JPMorgan New York Municipal Money Market Fund	45,933
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	2.8%
JPMorgan Liquid Assets Money Market Fund	2.2
JPMorgan Securities Lending Money Market Fund	10.4
JPMorgan U.S. Government Money Market Fund	37.7
JPMorgan U.S. Treasury Plus Money Market Fund	53.3
JPMorgan Federal Money Market Fund	63.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	97.2
Interest Dividends
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2026:
Interest Dividends
JPMorgan Prime Money Market Fund	99.2%
JPMorgan Liquid Assets Money Market Fund	99.6
JPMorgan Securities Lending Money Market Fund	100.0
JPMorgan U.S. Government Money Market Fund	100.0
JPMorgan U.S. Treasury Plus Money Market Fund	100.0
JPMorgan Federal Money Market Fund	99.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	100.0

182	J.P. Morgan Money Market Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-MMKT-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Income Funds
February 28, 2026
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Strategic Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 91.6%
Aerospace & Defense — 1.1%
Boeing Co. (The)
5.81%, 5/1/2050	160	161
3.83%, 3/1/2059	158	111
3.95%, 8/1/2059	1,034	741
7.01%, 5/1/2064	185	214
Howmet Aerospace, Inc. 4.75%, 4/15/2036 (a)	330	331
Leidos, Inc.
4.38%, 5/15/2030	747	750
2.30%, 2/15/2031	442	402
5.40%, 3/15/2032	416	434
5.00%, 3/15/2036 (a)	490	489
Lockheed Martin Corp. 5.70%, 11/15/2054	470	485
RTX Corp. 4.88%, 10/15/2040	339	333
		4,451
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041	177	140
Automobile Components — 0.0% ^
Allison Transmission, Inc. 3.75%, 1/30/2031 (b)	21	20
Automobiles — 0.6%
Ford Motor Co. 3.25%, 2/12/2032	245	220
General Motors Co. 5.95%, 4/1/2049	150	148
Stellantis Finance US, Inc. 5.75%, 3/18/2030 (b)	1,050	1,076
Volkswagen Group of America Finance LLC (Germany)
4.45%, 9/11/2027 (b)	207	208
5.80%, 3/27/2035 (b)	625	656
		2,308
Banks — 19.1%
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	200	208
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	200	213
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	400	398
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600	666
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	200	241
5.13%, 11/6/2035	200	201
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	747	765
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	1,307	1,306
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	336	352
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	1,191	1,226
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	795	763
(SOFR + 1.00%), 5.16%, 1/24/2031 (c)	495	514
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	452	419
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	911	822
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	1,230	1,235
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	580	602
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	510	523
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	2,742	2,782
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	304	288
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	490	510
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (c) (d)	208	203
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	1,000	1,023
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	260	261
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	1,610	1,608
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	405	416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	860	915
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	550	578
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (c)	620	625
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	505	544
(SOFR + 1.57%), 5.42%, 1/13/2037 (b) (c)	505	508
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	305	342
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	200	215
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	200	208
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	1

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	770	796
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	800	818
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	528	543
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	930	927
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (c) (e) (f)	479	491
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,185	1,199
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	471	451
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	845	867
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	469	473
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	272	249
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	756	684
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	389	405
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	1,265	1,304
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	1,050	1,068
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	1,025	1,046
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	630	634
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (c)	640	647
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	215	224
Fifth Third Bancorp
(SOFR + 0.95%), 4.57%, 4/29/2032 (c)	370	372
(SOFR + 1.66%), 4.34%, 4/25/2033 (c)	340	336
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	455	479
(SOFR + 1.04%), 5.13%, 11/19/2028 (c)	610	621
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	960	995
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	200	206
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	2,470	2,559
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	740	748
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (c)	306	321
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	143	151
ING Groep NV (Netherlands) (SOFRINDX + 1.01%), 4.70%, 3/25/2029 (c)	1,030	1,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (b)	393	438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (c)	845	749
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	425	428
Keybank National Association 3.90%, 4/13/2029	300	297
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	810	814
M&T Bank Corp.
(SOFR + 1.40%), 5.18%, 7/8/2031 (c)	333	344
(SOFR + 2.26%), 6.08%, 3/13/2032 (c)	860	920
(SOFR + 1.61%), 5.39%, 1/16/2036 (c)	391	402
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (c)	745	754
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (c)	825	833
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.73%, 7/18/2031 (c)	815	830
(SOFR + 1.02%), 4.47%, 11/19/2031 (c)	1,750	1,761
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	200	226
NatWest Markets plc (United Kingdom) 4.41%, 11/6/2030 (b)	830	836
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (b) (c)	768	772
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (c) (e) (f)	283	293
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	298	339
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	270	287
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	275	285
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	600	607
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,000	1,020
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,645	1,677
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	2,185	2,294
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (c)	200	200
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	555	591
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	300	312
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (c)	465	468
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	1,035	1,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (c)	200	201
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.02%), 4.49%, 1/15/2032 (c)	495	500
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.89%), 4.58%, 3/5/2031 (b) (c)	285	286
Toronto-Dominion Bank (The) (Canada) 4.93%, 10/15/2035	555	560
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	1,423	1,460
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	445	444
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (c)	733	687
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (b) (c)	925	951
US Bancorp
(SOFR + 2.26%), 5.84%, 6/12/2034 (c)	341	366
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	210	223
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	745	744
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	950	986
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	3,573	3,699
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	1,830	1,926
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	2,592	2,602
		77,657
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.95%, 1/15/2042	715	694
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	290	197
		891
Biotechnology — 1.8%
AbbVie, Inc.
5.05%, 3/15/2034	250	260
4.75%, 3/15/2036	565	568
4.05%, 11/21/2039	350	317
4.63%, 10/1/2042	375	351
4.40%, 11/6/2042	262	238
4.25%, 11/21/2049	1,076	905
5.55%, 3/15/2056	210	211
5.50%, 3/15/2064	80	79
Amgen, Inc.
4.85%, 2/19/2036	274	275
3.15%, 2/21/2040	900	724
4.66%, 6/15/2051	170	148
4.20%, 2/22/2052	458	371
4.88%, 3/1/2053	1,027	918
5.65%, 3/2/2053	240	240
5.75%, 3/2/2063	282	279
Biogen, Inc.
2.25%, 5/1/2030	680	631
5.75%, 5/15/2035	530	565
6.45%, 5/15/2055	230	247
Gilead Sciences, Inc. 5.65%, 12/1/2041	130	136
		7,463
Broadline Retail — 0.2%
Amazon.com, Inc. 4.65%, 11/20/2035	866	871
Building Products — 0.1%
CRH America Finance, Inc. 4.40%, 2/9/2031	190	192
EMRLD Borrower LP 6.75%, 7/15/2031 (b)	55	57
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (b)	56	56
		305
Capital Markets — 7.9%
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (c)	865	865
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	258	266
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	2,360	2,404
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	3

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	240	241
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	260	262
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	615	676
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	2,485	2,631
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	500	508
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	855	886
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,960	2,029
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	2,285	2,287
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	960	966
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	1,470	1,517
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	322	337
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	660	665
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	640	578
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.39%, 2/2/2041 (c)	1,170	1,161
(SOFR + 1.32%), 5.54%, 1/21/2047 (c)	311	310
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 4.52%, 4/4/2026 (c) (e) (f)	143	121
Morgan Stanley
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	380	391
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	620	648
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	410	422
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	1,540	1,565
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	795	823
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	567	587
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	575	576
(SOFR + 0.95%), 4.49%, 1/16/2032 (c)	455	458
(EURIBOR 3 Month + 0.91%), 3.38%, 1/23/2032 (c)	1,350	1,610
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	463	420
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	1,396	1,236
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	811	807
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	864	871
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	350	348
S&P Global, Inc. 2.30%, 8/15/2060	88	45
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	104	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (c) (e) (f)	605	637
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	200	218
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	205	215
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	715	721
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	550	643
		32,060
Chemicals — 0.9%
Celanese US Holdings LLC 7.05%, 11/15/2030 (g)	92	98
CF Industries, Inc.
5.30%, 11/26/2035	1,100	1,119
4.95%, 6/1/2043	104	95
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (b)	750	766
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	949
5.42%, 11/15/2048	54	52
EIDP, Inc. 5.13%, 5/15/2032	400	416
		3,495
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The) 4.13%, 8/1/2029 (b)	59	58
GFL Environmental, Inc. 6.75%, 1/15/2031 (b)	2,445	2,564
		2,622
Construction & Engineering — 0.6%
Quanta Services, Inc.
2.90%, 10/1/2030	242	229
4.50%, 1/15/2031	935	946
5.25%, 8/9/2034	764	792
5.10%, 8/9/2035	560	570
		2,537
Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	1,715	1,668
4.75%, 1/15/2033	158	158
5.00%, 11/15/2035	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	175	179
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	220	233
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (b)	405	422
5.75%, 11/15/2029 (b)	1,573	1,642
5.15%, 1/15/2030 (b)	625	640
4.90%, 10/10/2030 (b)	735	746
4.70%, 1/30/2031 (b)	385	386
4.95%, 10/15/2032 (b)	480	481
4.85%, 4/1/2033 (b)	550	546
Ford Motor Credit Co. LLC
5.80%, 3/8/2029	1,120	1,154
7.20%, 6/10/2030	1,466	1,583
General Motors Financial Co., Inc.
5.63%, 4/4/2032	28	29
6.10%, 1/7/2034	120	129
5.95%, 4/4/2034	535	568
5.90%, 1/7/2035	900	946
5.45%, 1/8/2036	1,060	1,078
		12,738
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc. 3.50%, 3/15/2029 (b)	70	68
Kroger Co. (The) 5.40%, 7/15/2040	280	284
		352
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	310	321
5.50%, 3/17/2035	500	527
Amcor UK Finance plc (Australia) 3.75%, 2/20/2033	600	715
Ball Corp. 2.88%, 8/15/2030	53	49
Berry Global, Inc. 5.80%, 6/15/2031	427	455
Sonoco Products Co.
4.60%, 9/1/2029	350	355
5.00%, 9/1/2034	491	496
		2,918
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — continued
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	202
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	115
		344
Diversified REITs — 0.5%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	305	309
Simon Property Group LP 5.13%, 10/1/2035	702	719
Unibail-Rodamco-Westfield SE (France) (EUR Swap Annual 5 Year + 2.51%), 4.88%, 7/4/2030 (c) (e) (f) (h)	400	486
WP Carey, Inc.
2.40%, 2/1/2031	676	617
2.45%, 2/1/2032	69	62
		2,193
Diversified Telecommunication Services — 2.7%
AT&T, Inc.
5.40%, 2/15/2034	17	18
3.50%, 6/1/2041	1,368	1,098
5.55%, 11/1/2045	875	861
3.50%, 9/15/2053	200	136
5.70%, 11/1/2054	566	549
3.55%, 9/15/2055	1,431	969
6.00%, 4/30/2056	460	464
CCO Holdings LLC
4.25%, 2/1/2031 (b)	523	488
7.00%, 2/1/2033 (b)	725	741
Comcast Corp.
5.17%, 1/15/2037 (b)	281	283
3.75%, 4/1/2040	73	62
2.80%, 1/15/2051	1,126	673
2.89%, 11/1/2051	1,420	857
2.94%, 11/1/2056	2,128	1,241
Verizon Communications, Inc.
1.75%, 1/20/2031	1,076	962
5.40%, 7/2/2037	936	963
3.40%, 3/22/2041	750	597
		10,962
Electric Utilities — 8.8%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	81
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	5

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (c)	220	219
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	91
2.90%, 6/15/2050	210	137
Commonwealth Edison Co.
4.70%, 1/15/2044	320	293
3.70%, 3/1/2045	142	113
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	205
4.00%, 9/30/2042	336	287
Duke Energy Corp. 5.70%, 9/15/2055	287	281
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	640
3.75%, 5/15/2046	153	121
2.75%, 4/1/2050	134	85
5.40%, 4/1/2053	367	355
Duke Energy Ohio, Inc.
5.30%, 6/15/2035	885	922
5.55%, 3/15/2054	209	208
Duke Energy Progress LLC 2.90%, 8/15/2051	128	82
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	122	121
Edison International 5.25%, 3/15/2032	187	190
Electricite de France SA (France) 6.38%, 1/13/2055 (b)	930	981
Emera US Finance LP (Canada)
2.64%, 6/15/2031	299	274
4.75%, 6/15/2046	189	163
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	433	435
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (b)	250	184
Enel Finance International NV (Italy)
4.13%, 9/30/2028 (b)	256	257
5.13%, 6/26/2029 (b)	460	474
4.38%, 9/30/2030 (b)	1,215	1,221
2.50%, 7/12/2031 (b) (g)	579	528
5.75%, 9/30/2055 (b)	320	314
Entergy Arkansas LLC 4.95%, 12/15/2044	106	102
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,070	1,119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	570	573
Entergy Louisiana LLC
4.95%, 1/15/2045	302	282
5.70%, 3/15/2054	260	261
5.80%, 3/15/2055	450	458
Entergy Mississippi LLC 3.50%, 6/1/2051	56	40
Entergy Texas, Inc.
5.15%, 6/1/2045	27	26
5.55%, 9/15/2054	85	83
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (c)	350	369
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (c)	365	368
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	98	96
4.55%, 4/1/2049 (b)	155	134
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	740	704
5.40%, 6/1/2033 (b)	576	598
5.65%, 5/9/2034 (b)	1,347	1,420
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	37
Massachusetts Electric Co. 1.73%, 11/24/2030 (b)	350	312
Monongahela Power Co. 5.85%, 2/15/2034 (b)	520	560
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (c)	1,245	1,265
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	280	298
5.90%, 3/15/2055	740	752
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	259	269
NRG Energy, Inc.
4.45%, 6/15/2029 (b)	576	576
4.73%, 10/15/2030 (b)	450	454
7.00%, 3/15/2033 (b)	288	321
5.41%, 10/15/2035 (b)	729	737
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	145
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
5.55%, 5/15/2029	1,371	1,425
3.25%, 6/1/2031	570	537
6.15%, 1/15/2033	178	191
6.40%, 6/15/2033	26	28
4.50%, 7/1/2040	173	153
3.75%, 8/15/2042 (g)	515	400
4.60%, 6/15/2043	175	150
4.25%, 3/15/2046	164	132
3.95%, 12/1/2047	159	121
3.50%, 8/1/2050	400	276
6.00%, 5/1/2056	745	736
PacifiCorp 2.90%, 6/15/2052	242	145
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	250	264
PECO Energy Co. 2.80%, 6/15/2050	210	134
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	517	535
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (c)	295	295
Public Service Co. of Colorado
2.70%, 1/15/2051	131	80
Series 39, 4.50%, 6/1/2052	113	96
Public Service Co. of Oklahoma 5.45%, 1/15/2036	1,290	1,337
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	74
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (c)	825	820
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	153
5.25%, 3/15/2030	324	335
5.20%, 6/1/2034	772	785
Series 08-A, 5.95%, 2/1/2038	180	188
Series 13-A, 3.90%, 3/15/2043	642	506
Series C, 3.60%, 2/1/2045	54	40
5.70%, 3/1/2053	76	72
5.88%, 12/1/2053	13	13
Union Electric Co.
5.20%, 4/1/2034	460	480
5.25%, 1/15/2054	205	195
Virginia Electric and Power Co.
Series D, 4.65%, 8/15/2043	210	190
2.45%, 12/15/2050	498	288
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.70%, 8/15/2053	180	179
Vistra Operations Co. LLC
3.70%, 1/30/2027 (b)	314	313
4.38%, 5/1/2029 (b)	115	114
4.60%, 10/15/2030 (b)	116	117
5.70%, 12/30/2034 (b)	155	161
5.25%, 10/15/2035 (b)	281	282
5.35%, 1/31/2036 (b)	850	856
Xcel Energy, Inc. 5.60%, 4/15/2035	835	873
		35,690
Electrical Equipment — 0.4%
Eaton Corp. 4.15%, 11/2/2042	560	496
GE Vernova, Inc. 5.50%, 2/4/2056	425	422
Regal Rexnord Corp.
6.05%, 4/15/2028	380	394
6.40%, 4/15/2033	153	166
		1,478
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc. 4.75%, 2/1/2033	346	345
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	21	20
		365
Entertainment — 0.1%
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	63	58
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	172	178
		236
Financial Services — 1.5%
Corebridge Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (c) (d) (e) (f)	565	580
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (c)	122	122
Equitable America Global Funding 4.70%, 9/15/2032 (b)	1,048	1,043
Equitable Holdings, Inc. 4.57%, 2/15/2029 (b)	169	170
Fiserv, Inc. 5.25%, 8/11/2035	436	436
Global Payments, Inc.
4.88%, 11/15/2030	2,185	2,182
2.90%, 11/15/2031	750	675
5.20%, 11/15/2032	305	307
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	7

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
5.55%, 11/15/2035	350	348
Rocket Mortgage LLC 3.88%, 3/1/2031 (b)	61	57
		5,920
Food Products — 1.7%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	682	715
JBS NV
3.00%, 5/15/2032	1,310	1,193
5.95%, 4/20/2035	329	349
5.50%, 1/15/2036	765	785
4.38%, 2/2/2052	5	4
6.50%, 12/1/2052	135	143
6.38%, 4/15/2066	240	244
Kraft Heinz Foods Co.
4.38%, 6/1/2046	720	591
5.50%, 6/1/2050	435	409
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	59	57
Mars, Inc.
5.00%, 3/1/2032 (b)	390	404
5.20%, 3/1/2035 (b)	1,330	1,377
5.65%, 5/1/2045 (b)	323	331
5.70%, 5/1/2055 (b)	295	299
5.80%, 5/1/2065 (b)	62	63
		6,964
Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	361	252
Ground Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	184
3.90%, 8/1/2046	66	54
3.05%, 2/15/2051	115	77
Canadian Pacific Railway Co. (Canada)
4.95%, 8/15/2045	103	98
4.70%, 5/1/2048	341	310
3.50%, 5/1/2050	220	163
3.10%, 12/2/2051	630	430
Norfolk Southern Corp.
3.95%, 10/1/2042	62	52
4.45%, 6/15/2045	285	250
3.05%, 5/15/2050	231	155
2.90%, 8/25/2051	320	205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Uber Technologies, Inc.
4.50%, 8/15/2029 (b)	738	739
4.80%, 9/15/2035	510	508
		3,225
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 4.65%, 3/15/2036 (a)	1,100	1,100
Medline Borrower LP 3.88%, 4/1/2029 (b)	40	40
Solventum Corp.
5.45%, 3/13/2031	1,495	1,568
5.60%, 3/23/2034	1,000	1,046
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	735	769
		4,523
Health Care Providers & Services — 2.6%
Aetna, Inc.
6.75%, 12/15/2037	250	279
4.75%, 3/15/2044	131	115
Cencora, Inc.
4.85%, 12/15/2029	165	170
2.80%, 5/15/2030	65	62
4.90%, 2/13/2036	134	135
4.25%, 3/1/2045	535	463
Cigna Group (The) 4.50%, 9/15/2030	450	456
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	10
CVS Health Corp.
4.13%, 4/1/2040	776	675
5.88%, 6/1/2053	142	139
Elevance Health, Inc.
4.63%, 5/15/2042	263	239
4.65%, 1/15/2043	398	360
HCA, Inc.
5.20%, 6/1/2028	403	413
5.63%, 9/1/2028	1,040	1,073
5.88%, 2/1/2029	403	420
4.13%, 6/15/2029	266	266
2.38%, 7/15/2031	75	68
5.50%, 3/1/2032	740	776
4.60%, 11/15/2032	716	717
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	190	174
4.63%, 3/15/2052	244	202
5.95%, 9/15/2054	241	240
6.20%, 3/1/2055	110	113
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.70%, 11/15/2055	255	246
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	173
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	212
Quest Diagnostics, Inc. 5.00%, 12/15/2034	605	620
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	25
UnitedHealth Group, Inc.
5.35%, 2/15/2033	509	534
3.50%, 8/15/2039	160	134
2.75%, 5/15/2040	200	151
3.05%, 5/15/2041	106	81
2.90%, 5/15/2050	116	75
5.05%, 4/15/2053	250	227
5.38%, 4/15/2054	219	208
5.63%, 7/15/2054	250	247
		10,500
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	1,230	1,057
5.25%, 3/15/2036	530	530
Healthpeak OP LLC 5.38%, 2/15/2035	220	227
Ventas Realty LP 3.00%, 1/15/2030	826	792
		2,606
Health Care Technology — 0.0% ^
IQVIA, Inc. 6.25%, 6/1/2032 (b)	31	32
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (b)	39	39
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (b)	56	57
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (b)	59	57
Marriott International, Inc. 5.50%, 4/15/2037	455	470
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (b)	410	423
		1,046
Independent Power and Renewable Electricity Producers — 1.8%
AES Corp. (The)
5.45%, 6/1/2028	359	367
5.80%, 3/15/2032	555	580
Calpine LLC 5.13%, 3/15/2028 (b)	250	250
Constellation Energy Generation LLC
4.63%, 2/1/2029 (b)	980	980
4.40%, 1/15/2031	405	408
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued
5.00%, 2/1/2031 (b)	759	770
5.60%, 6/15/2042	622	632
Southern Power Co.
Series A, 4.25%, 10/1/2030	234	235
Series B, 4.90%, 10/1/2035	2,513	2,504
5.25%, 7/15/2043	205	200
Series F, 4.95%, 12/15/2046	389	351
		7,277
Insurance — 1.9%
Athene Global Funding
5.03%, 7/17/2030 (b)	1,320	1,328
5.54%, 8/22/2035 (b)	1,195	1,190
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	155
Corebridge Global Funding 4.90%, 8/21/2032 (b)	361	364
Guardian Life Global Funding 4.67%, 9/5/2032 (b)	785	793
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (b)	98	86
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	284	283
MetLife Capital Trust IV 7.88%, 12/15/2037 (b)	755	840
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	225	223
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (b)	405	421
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (b)	390	311
New York Life Global Funding 1.20%, 8/7/2030 (b)	220	195
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	123	98
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (b)	232	251
3.85%, 9/30/2047 (b)	144	115
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	212	223
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (b)	630	734
		7,610
Interactive Media & Services — 1.6%
Alphabet, Inc.
4.70%, 11/15/2035	89	90
4.80%, 2/15/2036	1,180	1,199
5.45%, 11/15/2055	225	224
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	9

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — continued
5.65%, 2/15/2056	800	819
5.75%, 2/15/2066	320	326
Meta Platforms, Inc.
4.60%, 11/15/2032	347	353
4.88%, 11/15/2035	478	483
5.50%, 11/15/2045	490	484
4.45%, 8/15/2052	353	290
5.60%, 5/15/2053	215	209
5.40%, 8/15/2054	1,255	1,185
5.63%, 11/15/2055	781	764
5.75%, 5/15/2063	114	111
5.55%, 8/15/2064	190	179
		6,716
IT Services — 0.0% ^
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (b)	40	37
Media — 0.9%
Charter Communications Operating LLC
3.50%, 6/1/2041	405	292
6.48%, 10/23/2045	472	448
4.80%, 3/1/2050	650	495
Lamar Media Corp. 4.00%, 2/15/2030	40	39
Time Warner Cable LLC
6.55%, 5/1/2037	500	515
5.88%, 11/15/2040	953	894
5.50%, 9/1/2041	980	876
4.50%, 9/15/2042	67	53
		3,612
Metals & Mining — 1.3%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (b)	910	847
5.75%, 4/5/2034 (b)	630	669
4.75%, 3/16/2052 (b)	315	272
Corp. Nacional del Cobre de Chile (Chile) 6.78%, 1/13/2055 (b)	486	535
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	475	470
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (b)	220	227
6.38%, 10/6/2030 (b)	800	866
5.63%, 4/4/2034 (b)	65	69
5.67%, 4/1/2035 (b)	883	933
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Novelis Corp. 4.75%, 1/30/2030 (b)	59	57
Vale Overseas Ltd. (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (b) (c)	427	435
		5,380
Multi-Utilities — 2.2%
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (c)	360	335
Consumers Energy Co. 3.95%, 5/15/2043	355	301
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (c) (e) (f)	450	448
Series B, 3.30%, 4/15/2041	540	414
Series C, 4.90%, 8/1/2041	385	359
4.70%, 12/1/2044	311	277
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	1,137	1,154
DTE Energy Co. 5.20%, 4/1/2030	1,100	1,144
Engie SA (France) 5.25%, 4/10/2029 (b)	280	290
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	275	287
Puget Energy, Inc. 5.73%, 3/15/2035	1,587	1,642
Puget Sound Energy, Inc. 5.64%, 4/15/2041	280	286
San Diego Gas & Electric Co.
5.40%, 4/15/2035	790	823
5.35%, 4/1/2053	514	489
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	192
4.40%, 6/1/2043	200	176
3.95%, 10/1/2046	151	120
Series 21A, 3.15%, 9/30/2051	321	213
		8,950
Office REITs — 0.1%
COPT Defense Properties LP
4.50%, 10/15/2030	312	314
2.75%, 4/15/2031	88	81
		395
Oil, Gas & Consumable Fuels — 11.4%
Antero Resources Corp.
5.38%, 3/1/2030 (b)	1,025	1,041
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.40%, 2/1/2036	545	546
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	88
Buckeye Partners LP 5.60%, 10/15/2044	16	15
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	730	720
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,003	1,009
5.75%, 8/15/2034	790	835
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,037	1,037
Chord Energy Corp. 6.00%, 10/1/2030 (b)	39	40
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (b)	420	432
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/2028 (b)	268	280
5.10%, 10/1/2031 (b)	102	105
5.00%, 11/17/2032 (b)	645	658
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	125	133
6.04%, 11/15/2033 (b)	486	526
5.96%, 2/15/2055 (b)	180	183
ConocoPhillips Co. 5.70%, 9/15/2063	330	328
Coterra Energy, Inc. 5.90%, 2/15/2055	733	729
Diamondback Energy, Inc. 5.75%, 4/18/2054	433	423
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	760	755
Energy Transfer LP
6.00%, 2/1/2029 (b)	1,285	1,298
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (c) (e) (f)	1,156	1,199
7.38%, 2/1/2031 (b)	210	218
5.35%, 1/15/2036	410	417
5.95%, 5/15/2054	180	174
6.20%, 4/1/2055	335	335
6.30%, 1/15/2056	610	617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	925	935
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	570	583
5.95%, 5/15/2054 (b)	605	621
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	240	273
EOG Resources, Inc. 4.40%, 1/15/2031	525	531
EQT Corp.
4.50%, 1/15/2029	370	373
6.38%, 4/1/2029	1,570	1,623
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
7.50%, 6/1/2030	259	288
4.75%, 1/15/2031	765	776
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.88%, 2/1/2029 (b)	398	398
6.75%, 4/15/2029 (b)	504	505
5.38%, 3/15/2030	1,270	1,289
4.75%, 2/1/2032	492	491
Hess Corp.
6.00%, 1/15/2040	655	718
5.60%, 2/15/2041	410	431
Hess Midstream Operations LP
5.13%, 6/15/2028 (b)	745	746
6.50%, 6/1/2029 (b)	340	352
5.50%, 10/15/2030 (b)	573	577
Kinder Morgan Energy Partners LP
6.38%, 3/1/2041	350	381
4.70%, 11/1/2042	889	809
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	54
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	1,637	1,655
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	114
MPLX LP
5.40%, 9/15/2035	448	457
5.30%, 4/1/2036	850	858
5.95%, 4/1/2055	492	483
NGPL PipeCo LLC 4.88%, 8/15/2027 (b)	453	456
Northern Natural Gas Co.
4.30%, 1/15/2049 (b)	80	66
3.40%, 10/16/2051 (b)	161	112
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	229
ONEOK Partners LP 6.20%, 9/15/2043	450	465
ONEOK, Inc.
5.38%, 6/1/2029	104	108
5.40%, 10/15/2035	255	260
5.60%, 4/1/2044	570	547
5.05%, 4/1/2045	94	84
Ovintiv, Inc.
6.25%, 7/15/2033	235	254
6.50%, 8/15/2034	105	115
6.50%, 2/1/2038	47	51
Permian Resources Operating LLC 6.25%, 2/1/2033 (b)	75	78
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	463
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	11

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
2.15%, 1/15/2031	895	824
Plains All American Pipeline LP 5.60%, 1/15/2036	515	528
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	460	462
4.50%, 5/15/2030	610	617
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (b)	507	483
6.88%, 9/19/2033 (b)	387	430
5.75%, 11/13/2035 (b)	450	460
Shell Finance US, Inc. 5.13%, 10/15/2041 (b)	365	364
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	200	202
5.03%, 10/1/2029	900	920
Targa Resources Corp. 5.40%, 7/30/2036	570	580
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	490
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	350	346
5.28%, 9/10/2054	210	202
5.64%, 4/5/2064	260	257
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	223
6.10%, 6/1/2040	150	162
Transcanada Trust (Canada)
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	930	932
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (c)	390	394
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (b)	1,041	997
6.25%, 1/15/2030 (b)	685	707
4.13%, 8/15/2031 (b)	150	141
Venture Global LNG, Inc. 9.50%, 2/1/2029 (b)	105	113
Venture Global Plaquemines LNG LLC 6.75%, 1/15/2036 (b)	89	95
Western Midstream Operating LP 5.45%, 4/1/2044	273	251
Williams Cos., Inc. (The)
4.80%, 11/15/2029	970	994
5.30%, 9/30/2035	173	178
5.95%, 3/15/2056	360	365
		46,521
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (b)	57	58
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	28
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.
3.25%, 8/1/2042	200	156
5.55%, 2/22/2054	507	503
Eli Lilly & Co. 5.65%, 10/15/2065	160	162
Merck & Co., Inc.
5.55%, 12/4/2055	280	281
5.15%, 5/17/2063	90	84
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	145
5.34%, 5/19/2063	1,514	1,421
Zoetis, Inc.
5.00%, 8/17/2035	430	439
4.70%, 2/1/2043	19	18
		3,209
Professional Services — 0.1%
Verisk Analytics, Inc. 4.45%, 3/15/2031	467	469
Residential REITs — 0.3%
Mid-America Apartments LP 4.65%, 1/15/2033	100	100
UDR, Inc.
4.40%, 1/26/2029	172	174
1.90%, 3/15/2033	205	172
5.13%, 9/1/2034	760	776
		1,222
Retail REITs — 0.6%
Brixmor Operating Partnership LP
4.85%, 2/15/2033	375	378
5.50%, 2/15/2034	215	224
NNN REIT, Inc.
3.10%, 4/15/2050	400	266
3.50%, 4/15/2051	300	216
3.00%, 4/15/2052	250	160
Realty Income Corp. 5.13%, 7/6/2034	570	746
Regency Centers LP 2.95%, 9/15/2029	322	312
		2,302
Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Inc.
4.55%, 2/15/2032	140	142
4.90%, 7/15/2032	635	654
3.42%, 4/15/2033	1,049	983
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.47%, 4/15/2034	144	133
5.20%, 7/15/2035	305	315
3.14%, 11/15/2035 (b)	486	425
4.80%, 2/15/2036	566	567
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	250	261
6.25%, 1/25/2035 (b)	1,785	1,922
6.10%, 1/25/2036 (b)	250	267
Intel Corp. 4.25%, 12/15/2042	595	492
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,494
4.75%, 7/15/2030	70	71
2.95%, 4/15/2031	58	54
5.95%, 9/15/2033	984	1,057
5.45%, 7/15/2035	511	532
Micron Technology, Inc.
5.88%, 9/15/2033	1,142	1,229
6.05%, 11/1/2035	415	451
Qnity Electronics, Inc. 5.75%, 8/15/2032 (b)	287	294
		11,343
Software — 2.2%
Microsoft Corp. 2.53%, 6/1/2050	570	355
Oracle Corp.
4.95%, 2/4/2031	800	798
5.35%, 5/4/2033	1,105	1,109
5.70%, 2/4/2036	641	641
3.60%, 4/1/2040	220	166
3.65%, 3/25/2041	1,150	854
6.55%, 2/4/2046	432	421
4.00%, 7/15/2046	85	59
4.00%, 11/15/2047	141	97
3.60%, 4/1/2050	674	422
3.95%, 3/25/2051	380	252
5.38%, 9/27/2054	98	79
4.38%, 5/15/2055	710	491
6.00%, 8/3/2055	841	741
6.70%, 2/4/2056	655	635
6.85%, 2/4/2066	525	503
Roper Technologies, Inc.
4.45%, 9/15/2030	255	257
4.75%, 2/15/2032	130	131
Salesforce, Inc. 2.70%, 7/15/2041	425	302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
Synopsys, Inc.
4.85%, 4/1/2030	430	440
5.00%, 4/1/2032	320	330
5.70%, 4/1/2055	5	5
		9,088
Specialized REITs — 0.5%
Crown Castle, Inc.
5.60%, 6/1/2029	600	625
3.10%, 11/15/2029	184	177
Extra Space Storage LP
4.00%, 6/15/2029	347	346
5.50%, 7/1/2030	398	416
5.90%, 1/15/2031	400	426
4.95%, 1/15/2033	160	163
SBA Communications Corp. 3.13%, 2/1/2029	101	97
		2,250
Specialty Retail — 0.3%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	108
5.40%, 9/15/2040	210	218
3.35%, 4/15/2050	210	150
2.38%, 3/15/2051	189	110
Lowe's Cos., Inc. 2.80%, 9/15/2041	1,009	740
		1,326
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.95%, 9/11/2049	915	625
Tobacco — 2.9%
Altria Group, Inc.
4.50%, 8/6/2030	810	824
2.45%, 2/4/2032	720	646
5.63%, 2/6/2035	590	620
3.40%, 2/4/2041	607	476
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	56	60
5.35%, 8/15/2032	1,210	1,271
5.63%, 8/15/2035	254	268
3.73%, 9/25/2040	763	632
7.08%, 8/2/2043	466	530
4.54%, 8/15/2047	280	236
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (b)	1,210	1,264
5.88%, 7/1/2034 (b)	830	879
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	13

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (b)	580	628
Philip Morris International, Inc.
4.75%, 11/1/2031	735	756
5.38%, 2/15/2033	1,167	1,232
4.63%, 10/29/2035	1,570	1,556
3.88%, 8/21/2042	116	97
		11,975
Trading Companies & Distributors — 0.0% ^
Herc Holdings, Inc. 7.00%, 6/15/2030 (b)	18	19
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	36	37
United Rentals North America, Inc. 3.88%, 2/15/2031	20	19
		75
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	1,101	1,054
5.30%, 2/15/2034	494	505
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,360
3.88%, 4/15/2030	620	615
5.13%, 5/15/2032	544	565
6.70%, 12/15/2033	868	982
3.30%, 2/15/2051	675	460
		5,541
Total Corporate Bonds (Cost $367,769)		373,173
Loan Assignments — 3.2% (c) (i)
Aerospace & Defense — 0.4%
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/27/2032	500	498
Karman Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 4/1/2032 (j)	1,000	1,001
		1,499
Containers & Packaging — 0.2%
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033 (j)	1,000	997
Electrical Equipment — 0.2%
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032	995	995
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.5%
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/4/2032	1,000	1,002
Resilience Parent LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 6.13%, 1/21/2033 (j)	1,000	998
		2,000
Entertainment — 0.3%
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 11/21/2031	1,000	1,000
Health Care Providers & Services — 0.1%
Global Medical Response, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.17%, 10/1/2032	500	500
Hotels, Restaurants & Leisure — 0.2%
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031	750	750
Machinery — 0.3%
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/10/2033 (j)	1,000	999
Media — 0.1%
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.76%, 1/28/2033	500	470
Oil, Gas & Consumable Fuels — 0.2%
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.41%, 7/30/2032	1,000	997
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029	1,000	993
Software — 0.5%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (j)	1,000	973
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (j)	997	915
		1,888
Total Loan Assignments (Cost $13,228)		13,088
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.4%
Air Canada Pass-Through Trust (Canada) Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	79	78
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	128	127
Series 2016-1, Class A, 4.10%, 1/15/2028	211	209
Series 2016-3, Class A, 3.25%, 10/15/2028	60	58
Series 2017-1, Class AA, 3.65%, 2/15/2029	511	505
Series 2017-2, Class A, 3.60%, 10/15/2029	59	57
Series 2021-1, Class B, 3.95%, 7/11/2030	47	46
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	115	104
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 1/15/2036	41	43
Series 2024-1, Class A, 5.88%, 2/15/2037	456	471
Total Asset-Backed Securities (Cost $1,655)		1,698
Foreign Government Securities — 0.2%
United Mexican States 5.63%, 9/22/2035 (Cost $793)	797	795
Municipal Bonds — 0.1% (k)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	271
	SHARES (000)
Short-Term Investments — 4.7%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (l) (m) (Cost $17,556)	17,551	17,558
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 3.72%, 3/17/2026 (n) (o) (Cost $1,443)	1,445	1,443
Total Short-Term Investments (Cost $18,999)		19,001
Total Investments — 100.2% (Cost $402,770)		408,026
Liabilities in Excess of Other Assets — (0.2)%		(879)
NET ASSETS — 100.0%		407,147

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $4,283 or 1.05% of the Fund’s
net assets as of February 28, 2026.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	15

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2026.
(n)	The rate shown is the effective yield as of February 28, 2026.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	128	03/06/2026	EUR	18,580	373
Euro-Schatz	153	03/06/2026	EUR	19,353	41
Short-Term Euro-BTP	138	03/06/2026	EUR	17,567	72
Australia 10 Year Bond	71	03/16/2026	AUD	5,587	75
U.S. Treasury 10 Year Note	55	06/18/2026	USD	6,258	26
U.S. Treasury Long Bond	160	06/18/2026	USD	18,950	132
U.S. Treasury Ultra Bond	158	06/18/2026	USD	19,207	164
Long Gilt	40	06/26/2026	GBP	5,050	59
U.S. Treasury 2 Year Note	160	06/30/2026	USD	33,478	35
					977
Short Contracts
Euro-Bobl	(18)	03/06/2026	EUR	(2,499)	(7)
Euro-Bund	(119)	03/06/2026	EUR	(18,324)	(260)
Euro-Buxl 30 Year Bond	(14)	03/06/2026	EUR	(1,886)	(38)
Euro-OAT	(37)	03/06/2026	EUR	(5,419)	(136)
Japan 10 Year Bond	(7)	03/13/2026	JPY	(5,961)	(53)
Australia 3 Year Bond	(4)	03/16/2026	AUD	(299)	— (a)
U.S. Treasury 10 Year Note	(3)	06/18/2026	USD	(341)	(2)
U.S. Treasury 10 Year Ultra Note	(205)	06/18/2026	USD	(23,931)	(159)
U.S. Treasury 5 Year Note	(210)	06/30/2026	USD	(23,126)	(71)
					(726)
					251

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	February 28, 2026

Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,120	USD	3,683	Morgan Stanley	3/4/2026	4
USD	609	EUR	511	BNP Paribas	3/4/2026	5
USD	30	EUR	25	HSBC Bank, NA	3/4/2026	— (a)
USD	3,076	EUR	2,573	Morgan Stanley	3/4/2026	35
USD	5	GBP	4	Barclays Bank plc	3/4/2026	— (a)
USD	13	GBP	9	BNP Paribas	3/4/2026	— (a)
USD	43	GBP	32	HSBC Bank, NA	3/4/2026	— (a)
USD	46	JPY	7,168	HSBC Bank, NA	3/4/2026	— (a)
USD	124	GBP	91	Morgan Stanley	4/7/2026	1
Total unrealized appreciation						45
GBP	13	USD	17	HSBC Bank, NA	3/4/2026	— (a)
GBP	32	USD	43	Morgan Stanley	3/4/2026	— (a)
JPY	7,168	USD	46	Citibank, NA	3/4/2026	— (a)
USD	12	EUR	10	Barclays Bank plc	3/4/2026	— (a)
GBP	91	USD	123	Morgan Stanley	4/7/2026	— (a)
USD	44	EUR	37	Barclays Bank plc	4/7/2026	— (a)
USD	3,713	EUR	3,140	Morgan Stanley	4/7/2026	(6)
Total unrealized depreciation						(6)
Net unrealized appreciation						39

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	17

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 75.2%
Angola — 1.0%
Republic of Angola
9.24%, 1/15/2031 (a)	2,200	2,233
8.75%, 4/14/2032 (b)	5,130	5,033
9.13%, 11/26/2049 (b)	3,502	3,098
		10,364
Argentina — 3.6%
Argentine Republic
0.75%, 7/9/2030 (c)	5,184	4,388
0.76%, 7/9/2030 (c)	1,036	610
4.12%, 7/9/2035 (c)	16,114	12,120
0.00%, 12/15/2035 (d)	14,000	497
5.00%, 1/9/2038 (c)	1,821	1,432
3.50%, 7/9/2041 (c)	16,428	11,476
4.12%, 7/9/2046 (c)	2,423	1,723
Provincia de Cordoba 8.60%, 2/3/2035 (a)	3,733	3,649
		35,895
Bahamas — 0.6%
Commonwealth of the Bahamas
8.95%, 10/15/2032 (b)	3,345	3,777
8.25%, 6/24/2036 (a)	1,748	1,956
		5,733
Bahrain — 2.2%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	1,460	1,510
6.75%, 9/20/2029 (b)	8,626	8,852
5.45%, 9/16/2032 (b)	4,787	4,569
5.25%, 1/25/2033 (b)	2,800	2,624
6.63%, 10/6/2037 (a)	2,200	2,145
7.10%, 2/3/2038 (a)	1,913	1,921
		21,621
Barbados — 0.4%
Barbados Government Bond 8.00%, 6/26/2035 (a)	3,838	4,098
Benin — 0.8%
Benin Government Bond
7.96%, 2/13/2038 (a)	1,466	1,537
7.96%, 2/13/2038 (b)	2,205	2,312
8.38%, 1/23/2041 (b)	3,700	3,933
		7,782
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (b)	2,224	2,145
Bosnia And Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond 5.50%, 7/17/2030 (a)	EUR951	1,186
Brazil — 2.3%
Federative Republic of Brazil
6.00%, 10/20/2033	5,010	5,122
8.25%, 1/20/2034	2,667	3,111
6.63%, 3/15/2035	13,342	14,009
		22,242
Bulgaria — 0.5%
Bulgaria Government Bond
3.38%, 7/18/2035 (b)	EUR1,000	1,176
4.13%, 7/18/2045 (b)	EUR1,200	1,400
Republic of Bulgaria 5.00%, 3/5/2037 (b)	1,900	1,914
		4,490
Cameroon — 0.3%
Republic of Cameroon 9.50%, 7/31/2031 (b)	3,000	2,986
Chile — 0.3%
Republic of Chile 2.55%, 1/27/2032	3,100	2,807
Colombia — 3.0%
Republic of Colombia
6.13%, 1/21/2031	1,677	1,673
3.13%, 4/15/2031	3,635	3,154
11.75%, 1/24/2035	COP17,380,000	4,125
8.00%, 11/14/2035	10,565	11,275
5.20%, 5/15/2049	1,800	1,328
4.13%, 5/15/2051	4,529	2,845
8.75%, 11/14/2053	4,293	4,715
		29,115
Congo, Democratic Republic of the — 0.2%
Republic of Congo (The) 9.88%, 11/7/2032 (b)	2,100	1,943
Costa Rica — 1.7%
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR4,000	4,937
5.63%, 4/30/2043 (b)	348	340
7.00%, 4/4/2044 (b)	1,580	1,754
7.16%, 3/12/2045 (b)	3,260	3,652
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica—continued
7.30%, 11/13/2054 (a)	907	1,036
7.30%, 11/13/2054 (b)	4,212	4,811
		16,530
Dominican Republic — 1.6%
Dominican Republic Government Bond
5.95%, 1/25/2027 (b)	678	685
6.00%, 7/19/2028 (b)	2,222	2,284
4.50%, 1/30/2030 (b)	4,500	4,401
4.88%, 9/23/2032 (b)	3,380	3,245
5.88%, 1/30/2060 (b)	5,493	4,955
		15,570
Ecuador — 2.2%
Republic of Ecuador
8.75%, 1/29/2034 (a)	3,998	4,034
6.90%, 7/31/2035 (b) (c)	14,457	13,118
9.25%, 1/29/2039 (a)	1,741	1,770
5.00%, 7/31/2040 (b) (c)	3,342	2,727
		21,649
Egypt — 3.6%
Arab Republic of Egypt
24.46%, 10/1/2027	EGP150,800	3,188
22.58%, 1/7/2028	EGP274,190	5,731
21.33%, 5/6/2028	EGP118,000	2,415
8.63%, 2/4/2030 (a)	3,374	3,652
5.88%, 2/16/2031 (b)	3,210	3,118
7.05%, 1/15/2032 (b)	900	906
7.30%, 9/30/2033 (b)	3,675	3,688
8.50%, 1/31/2047 (b)	3,107	2,967
7.90%, 2/21/2048 (b)	5,736	5,174
8.88%, 5/29/2050 (b)	1,450	1,417
8.75%, 9/30/2051 (b)	2,050	1,982
7.50%, 2/16/2061 (b)	1,100	935
		35,173
El Salvador — 0.8%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,800	1,938
0.25%, 4/17/2030 (a)	4,250	150
9.25%, 4/17/2030 (b)	1,262	1,366
7.12%, 1/20/2050 (b)	4,171	3,778
9.50%, 7/15/2052 (b)	940	1,057
		8,289
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gabon — 0.2%
Gabonese Republic
9.50%, 2/18/2029 (b)	1,000	920
6.63%, 2/6/2031 (b)	980	810
		1,730
Ghana — 0.7%
Republic of Ghana
5.00%, 7/3/2035 (a) (c)	1,624	1,470
5.00%, 7/3/2035 (b) (c)	6,500	5,881
		7,351
Guatemala — 0.4%
Republic of Guatemala
3.70%, 10/7/2033 (b)	2,226	2,022
6.25%, 8/15/2036 (a)	1,338	1,418
6.55%, 2/6/2037 (b)	600	650
		4,090
Honduras — 1.3%
Republic of Honduras
8.63%, 11/27/2034 (a)	1,710	1,986
8.63%, 11/27/2034 (b)	9,000	10,454
		12,440
Hungary — 2.4%
Hungary Government Bond
5.50%, 6/16/2034 (b)	3,150	3,229
5.50%, 3/26/2036 (b)	1,449	1,468
4.88%, 3/22/2040 (b)	EUR6,500	7,865
3.13%, 9/21/2051 (a)	6,739	4,269
3.13%, 9/21/2051 (b)	10,000	6,335
		23,166
Indonesia — 1.3%
Republic of Indonesia
8.50%, 10/12/2035 (b)	4,940	6,260
4.90%, 4/16/2036	3,300	3,271
6.63%, 2/17/2037 (b)	3,195	3,614
		13,145
Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (b)	850	846
Israel — 0.8%
State of Israel Government Bond 5.88%, 1/13/2056	7,985	7,935
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	19

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 1.4%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	3,660	3,625
8.08%, 4/1/2036 (a)	1,343	1,448
8.25%, 1/30/2037 (a)	7,199	7,861
6.75%, 2/25/2041 (a)	1,291	1,232
		14,166
Jordan — 0.8%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (b)	780	787
7.50%, 1/13/2029 (b)	1,530	1,604
5.75%, 11/12/2032 (a)	3,165	3,111
7.38%, 10/10/2047 (b)	2,900	2,866
		8,368
Kenya — 1.4%
Republic of Kenya
8.00%, 5/22/2032 (b)	4,430	4,610
7.88%, 10/9/2033 (b)	3,880	3,866
6.30%, 1/23/2034 (b)	1,800	1,619
8.80%, 10/9/2038 (a)	821	812
8.70%, 2/26/2039 (a)	2,707	2,642
		13,549
Lebanon — 1.1%
Lebanese Republic
6.38%, 3/9/2020 (b) (e)	18,607	5,424
6.15%, 6/19/2020 (b) (e)	720	210
6.85%, 3/23/2027 (b) (e)	2,184	636
6.65%, 11/3/2028 (b) (e)	13,695	3,992
6.65%, 2/26/2030 (b) (e)	1,456	426
		10,688
Mexico — 3.3%
Mex Bonos Desarr Fix Rt 8.00%, 2/21/2036	MXN264,500	14,667
United Mexican States
6.35%, 2/9/2035	6,653	7,022
5.38%, 5/16/2040	EUR1,664	1,990
6.34%, 5/4/2053	1,693	1,642
6.40%, 5/7/2054	3,995	3,905
7.38%, 5/13/2055	3,100	3,396
		32,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mongolia — 0.2%
State of Mongolia
3.50%, 7/7/2027 (b)	1,300	1,281
8.65%, 1/19/2028 (b)	600	644
4.45%, 7/7/2031 (b)	510	482
		2,407
Nigeria — 3.1%
Federal Republic of Nigeria
6.13%, 9/28/2028 (b)	8,135	8,201
9.63%, 6/9/2031 (a)	400	452
9.63%, 6/9/2031 (b)	1,700	1,922
7.38%, 9/28/2033 (b)	4,320	4,380
7.70%, 2/23/2038 (b)	5,185	5,177
9.13%, 1/13/2046 (a)	1,500	1,632
7.63%, 11/28/2047 (b)	9,129	8,627
		30,391
Oman — 0.8%
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	3,669	3,970
7.00%, 1/25/2051 (b)	3,100	3,539
		7,509
Pakistan — 1.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (b)	1,900	1,915
7.38%, 4/8/2031 (b)	5,037	4,974
8.88%, 4/8/2051 (b)	3,665	3,619
		10,508
Panama — 2.0%
Republic of Panama
6.70%, 1/26/2036	2,980	3,243
5.66%, 2/23/2038	1,681	1,688
8.00%, 3/1/2038	1,800	2,145
4.30%, 4/29/2053	3,730	2,897
3.87%, 7/23/2060	4,600	3,196
4.50%, 1/19/2063	8,445	6,543
		19,712
Paraguay — 1.4%
Republic of Paraguay
7.90%, 2/9/2031 (a)	PYG9,621,000	1,476
8.50%, 4/4/2038 (a)	PYG28,024,000	4,342
5.60%, 3/13/2048 (b)	3,082	2,995
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay—continued
5.40%, 3/30/2050 (b)	2,516	2,375
6.65%, 3/4/2055 (a)	2,493	2,735
		13,923
Peru — 2.8%
Bonos de la Tesoreria 5.35%, 8/12/2040	PEN34,600	9,096
Republic of Peru
3.00%, 1/15/2034	4,150	3,647
5.38%, 2/8/2035	14,624	15,099
		27,842
Poland — 0.1%
Republic of Poland 5.50%, 4/4/2053	690	675
Republic of North Macedonia — 0.2%
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR1,884	2,212
Romania — 4.5%
Romania Government Bond
6.70%, 2/25/2032	RON47,365	11,268
2.00%, 4/14/2033 (b)	EUR9,000	8,916
5.75%, 3/24/2035 (a)	2,512	2,540
5.75%, 3/24/2035 (b)	7,610	7,694
6.63%, 5/16/2036 (a)	2,600	2,772
6.63%, 5/16/2036 (b)	3,600	3,837
6.13%, 10/7/2037 (a)	EUR2,000	2,475
2.88%, 4/13/2042 (b)	EUR5,600	4,605
		44,107
Saudi Arabia — 3.6%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (a)	6,949	7,080
4.50%, 4/17/2030 (b)	9,110	9,215
5.50%, 10/25/2032 (b)	3,800	4,022
2.25%, 2/2/2033 (a)	3,047	2,638
5.00%, 1/16/2034 (a)	1,600	1,642
4.63%, 10/4/2047 (b)	2,180	1,897
3.45%, 2/2/2061 (b)	13,720	8,959
		35,453
Serbia — 0.6%
Republic of Serbia
2.13%, 12/1/2030 (b)	1,196	1,063
6.50%, 9/26/2033 (a)	800	871
6.50%, 9/26/2033 (b)	3,965	4,317
		6,251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Africa — 3.1%
Republic of South Africa
8.50%, 1/31/2037	ZAR169,000	10,783
5.00%, 10/12/2046	6,928	5,404
5.75%, 9/30/2049	9,876	8,308
7.30%, 4/20/2052	3,470	3,503
7.25%, 12/11/2055 (a)	2,060	2,060
		30,058
Sri Lanka — 1.2%
Democratic Socialist Republic of Sri Lanka
3.10%, 1/15/2030 (b) (c)	800	798
3.35%, 3/15/2033 (a) (c)	4,704	4,389
3.60%, 6/15/2035 (b) (c)	902	737
3.60%, 5/15/2036 (a) (c)	2,204	2,195
3.60%, 5/15/2036 (b) (c)	4,000	3,984
		12,103
Suriname — 0.9%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,418	2,490
8.50%, 11/6/2035 (a)	6,430	6,867
		9,357
Turkey — 4.8%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,064	3,372
Republic of Turkiye (The)
37.84%, 7/14/2027	TRY366,000	8,655
6.30%, 3/14/2033	7,451	7,360
5.15%, 3/10/2034	EUR3,278	3,908
7.63%, 5/15/2034	2,054	2,200
6.80%, 11/4/2036	6,550	6,550
6.88%, 1/14/2038	4,247	4,230
4.88%, 4/16/2043	3,205	2,437
5.75%, 5/11/2047	4,450	3,637
Turkiye Ihracat Kredi Bankasi A/S
6.38%, 10/3/2030 (a)	1,228	1,234
6.38%, 1/15/2031 (a)	3,880	3,888
		47,471
Ukraine — 1.6%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (c)	2,990	2,289
0.00%, 2/1/2030 (a) (c)	742	476
4.00%, 2/1/2032 (a) (c)	4,331	3,356
4.50%, 2/1/2034 (a) (c)	817	507
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	21

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine—continued
4.50%, 2/1/2034 (b) (c)	5,800	3,602
4.50%, 2/1/2035 (a) (c)	2,152	1,306
4.50%, 2/1/2036 (a) (c)	1,651	991
4.50%, 2/1/2036 (b) (c)	5,394	3,237
		15,764
Uruguay — 1.4%
Oriental Republic of Uruguay
8.00%, 10/29/2035	UYU125,761	3,445
7.63%, 3/21/2036	5,232	6,362
5.25%, 9/10/2060	4,220	4,009
		13,816
Venezuela, Bolivarian Republic of — 1.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (b) (e)	1,900	880
8.25%, 10/13/2024 (b) (e)	4,990	1,944
7.65%, 4/21/2025 (b) (e)	3,213	1,238
11.75%, 10/21/2026 (b) (e)	3,270	1,514
9.25%, 5/7/2028 (b) (e)	1,415	588
11.95%, 8/5/2031 (b) (e)	5,543	2,533
7.00%, 3/31/2038 (b) (e)	4,707	1,819
		10,516
Zambia — 0.1%
Republic of Zambia 5.75%, 6/30/2033 (b) (c)	707	688
Total Foreign Government Securities (Cost $690,907)		740,477
Corporate Bonds — 17.0%
Angola — 0.3%
Sonangol Finance Ltd. 10.00%, 1/29/2031 (a)	2,920	2,897
Azerbaijan — 0.0% ^
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	500	501
Bahrain — 0.5%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (b)	4,200	4,468
Brazil — 0.2%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (b)	1,400	590
MV24 Capital BV 6.75%, 6/1/2034 (b)	902	918
		1,508
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chile — 1.9%
ATP Tower Holdings 7.88%, 2/3/2030 (a)	1,200	1,239
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (b) (f) (g) (h) (i)	400	431
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (a) (f) (g) (h) (i)	500	535
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (b)	400	383
5.13%, 2/2/2033 (a)	443	453
5.13%, 2/2/2033 (b)	1,400	1,430
6.15%, 10/24/2036 (b)	1,200	1,291
4.50%, 8/1/2047 (b)	4,371	3,670
6.30%, 9/8/2053 (a)	2,261	2,375
6.78%, 1/13/2055 (a)	3,418	3,762
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (a)	799	737
5.95%, 7/30/2034 (a)	1,100	1,155
4.50%, 9/14/2047 (b)	700	589
GNL Quintero SA 4.63%, 7/31/2029 (b)	253	254
		18,304
Colombia — 1.2%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (b)	506	511
5.75%, 6/15/2033 (a)	2,060	1,838
Colombia Telecomunicaciones SA ESP 4.95%, 7/17/2030 (b)	2,602	2,432
Ecopetrol SA 8.88%, 1/13/2033	4,805	5,103
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	2,210	2,077
		11,961
Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.75%, 10/7/2031 (a)	1,180	1,245
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (b)	800	768
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — 0.3%
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	1,426	1,375
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (b) (f) (g) (h) (i)	1,875	1,861
		3,236
Indonesia — 0.8%
Pertamina Persero PT
3.10%, 1/21/2030 (b)	4,764	4,520
6.50%, 5/27/2041 (b)	1,486	1,584
4.70%, 7/30/2049 (b)	1,660	1,394
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.25%, 5/15/2047 (b)	835	752
		8,250
Jamaica — 0.2%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	1,403	1,460
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	400	410
		1,870
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC 4.60%, 1/31/2031 (a)	4,600	4,583
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (b)	400	387
Mexico — 5.3%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (b) (f) (g) (h) (i)	1,200	1,240
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (a) (f) (g) (h) (i)	901	988
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	1,068	1,063
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (b) (f) (i)	1,200	1,348
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	400	398
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (g) (h) (i)	1,374	1,445
Cometa Energia SA de CV 6.38%, 4/24/2035 (b)	1,764	1,847
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	1,000	919
6.50%, 1/28/2051 (a)	1,143	1,156
4.68%, 2/9/2051 (a)	642	494
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,538	1,603
Mexico City Airport Trust 3.88%, 4/30/2028 (b)	1,000	987
Petroleos Mexicanos
8.75%, 6/2/2029	3,527	3,794
6.84%, 1/23/2030	4,000	4,100
5.95%, 1/28/2031	4,600	4,503
6.70%, 2/16/2032	7,310	7,331
6.35%, 2/12/2048	1,600	1,284
7.69%, 1/23/2050	14,957	13,584
Saavi Energia SARL 8.88%, 2/10/2035 (a)	1,833	2,014
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (b)	1,665	1,633
		51,731
Morocco — 0.7%
OCP SA
5.13%, 6/23/2051 (b)	5,650	4,702
7.50%, 5/2/2054 (a)	1,646	1,847
		6,549
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (a)	2,240	2,372
Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	5,297	4,375
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	23

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Peru — 0.9%
Corp. Financiera de Desarrollo SA
2.40%, 9/28/2027 (b)	1,700	1,655
5.50%, 5/6/2030 (a)	1,190	1,230
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (a)	2,640	2,650
Peru LNG Srl, 5.38%, 3/22/2030 (b)	1,755	1,706
Petroleos del Peru SA 5.63%, 6/19/2047 (b)	2,824	1,806
		9,047
Russia — 0.0%
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (b) (e)	3,090	— (j)
Saudi Arabia — 0.7%
Gaci First Investment Co. 4.88%, 2/14/2035 (b)	4,600	4,594
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (a)	1,820	1,990
		6,584
South Africa — 0.3%
Eskom Holdings 6.35%, 8/10/2028 (b)	2,900	2,992
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	1,770	1,862
Turkey — 0.5%
Akbank TAS (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 9.37%, 3/14/2029 (b) (f) (g) (h) (i)	1,000	1,045
TC Ziraat Bankasi A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (a) (f) (g) (h) (i)	2,400	2,442
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (a) (f) (i)	800	848
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	600	643
		4,978
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (a) (e)	1,044	972
Uzbekistan — 0.8%
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028 (a)	453	469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Uzbekistan — continued
Navoiyuran State Enterprise
6.70%, 7/2/2030 (a)	2,000	2,057
6.70%, 7/2/2030 (b)	1,865	1,919
Uzbekneftegaz JSC
4.75%, 11/16/2028 (b)	1,600	1,567
8.75%, 5/7/2030 (b)	1,725	1,883
		7,895
Venezuela, Bolivarian Republic of — 0.8%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (b) (e)	825	836
9.00%, 11/17/2021 (b) (e)	1,510	563
6.00%, 11/15/2026 (b) (e)	5,700	1,810
5.38%, 4/12/2027 (b) (e)	12,068	3,699
9.75%, 5/17/2035 (b) (e)	2,500	953
		7,861
Total Corporate Bonds (Cost $162,408)		167,196
U.S. Treasury Obligations — 0.3%
United States — 0.3%
U.S. Treasury Notes, 0.88%, 6/30/2026 (k) (Cost $3,277)	3,308	3,278
Short-Term Investments — 6.7%
Foreign Government Treasury Bills — 0.8%
Nigeria OMO Bill
22.33%, 8/11/2026	NGN3,951,099	2,660
22.98%, 9/22/2026 (l)	NGN3,853,939	2,544
20.63%, 1/12/2027	NGN3,328,746	2,104
Total Foreign Government Treasury Bills (Cost $7,016)		7,308
	SHARES (000)
Investment Companies — 5.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (m) (n) (Cost $58,262)	58,240	58,264
Total Short-Term Investments (Cost $65,278)		65,572
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 99.2% (Cost $921,870)		976,523
Other Assets in Excess of Liabilities — 0.8%		7,738
NET ASSETS — 100.0%		984,261

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
JSC	Joint Stock Company
MXN	Mexican Peso
NGN	Nigeria Naira
PEN	Peruvian Nuevo Sol
PT	Limited liability company
PYG	Paraguay Guarani
RON	Romanian Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(e)	Defaulted security.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $12,199 or 1.24% of the
Fund’s net assets as of February 28, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(j)	Value is zero.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	The rate shown is the effective yield as of February 28, 2026.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,552	06/30/2026	USD	170,914	435

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	25

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EGP	398,187	USD	6,990	Goldman Sachs International**	3/12/2026	1,295
BRL	26,342	USD	5,011	Goldman Sachs International**	3/24/2026	98
EUR	5,652	USD	6,663	Barclays Bank plc	3/24/2026	24
MXN	49,301	USD	2,851	BNP Paribas	3/24/2026	6
MXN	82,698	USD	4,791	Goldman Sachs International	3/24/2026	1
TRY	43,375	USD	967	HSBC Bank, NA	3/24/2026	3
USD	48,430	EUR	40,751	BNP Paribas	3/24/2026	223
USD	2,895	EUR	2,425	HSBC Bank, NA	3/24/2026	27
USD	9,689	EUR	8,147	Morgan Stanley	3/24/2026	49
USD	7,883	MXN	135,827	BNP Paribas	3/24/2026	12
USD	14,907	MXN	256,824	Goldman Sachs International	3/24/2026	25
ARS	6,771,780	USD	4,461	Citibank, NA**	3/25/2026	292
ARS	1,397,573	USD	905	BNP Paribas**	5/5/2026	46
ARS	5,374,207	USD	3,474	Citibank, NA**	5/5/2026	183
TRY	413,861	USD	8,779	HSBC Bank, NA	5/22/2026	41
Total unrealized appreciation						2,325
USD	2,952	EGP	156,267	BNP Paribas**	3/12/2026	(299)
USD	2,131	EGP	129,557	Goldman Sachs International**	3/12/2026	(565)
USD	10,652	ZAR	171,256	Barclays Bank plc	3/24/2026	(85)
USD	4,934	ZAR	79,534	Citibank, NA	3/24/2026	(51)
ZAR	76,652	USD	4,809	Barclays Bank plc	3/24/2026	(3)
USD	928	ARS	1,397,573	BNP Paribas**	3/25/2026	(53)
USD	3,573	ARS	5,374,207	Citibank, NA**	3/25/2026	(199)
Total unrealized depreciation						(1,255)
Net unrealized appreciation						1,070

Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	February 28, 2026

Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Arab Republic of Egypt, 7.60%, 3/1/2029	1.00	Quarterly	Goldman Sachs International	12/20/2030	3.24	USD14,600	1,270	44	1,314

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Republic of Panama, 8.88%, 9/30/2027	1.00	Quarterly	Merrill Lynch International	12/20/2030	1.12	USD10,800	(112)	81	(31)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	27

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,270	1,314
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(112)	(31)
Total OTC swap contracts outstanding	1,158	1,283
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 55.8%
Australia — 0.4%
Glencore Funding LLC
6.38%, 10/6/2030 (a)	410	444
2.85%, 4/27/2031 (a)	7,500	6,999
5.63%, 4/4/2034 (a)	4,771	5,046
5.67%, 4/1/2035 (a)	4,440	4,691
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	900
		18,080
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	1,818	1,937
Benteler International AG
7.25%, 6/15/2031 (a)	EUR444	560
7.25%, 6/15/2031 (d)	EUR300	379
		2,876
Belgium — 0.4%
Azelis Finance NV
5.75%, 3/15/2028 (d)	EUR1,300	1,560
4.13%, 3/10/2031 (a) (e)	EUR578	688
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (f) (g)	EUR7,200	9,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,384
Ontex Group NV 5.25%, 4/15/2030 (d)	EUR780	892
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,356
		16,225
Brazil — 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (d)	3,050	3,128
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	1,279
Guara Norte SARL
5.20%, 6/15/2034 (a)	3,171	3,107
5.20%, 6/15/2034 (d)	1,801	1,765
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	3,122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
MV24 Capital BV
6.75%, 6/1/2034 (a)	2,235	2,275
6.75%, 6/1/2034 (d)	1,736	1,767
Suzano Austria GmbH
3.75%, 1/15/2031	806	768
7.00%, 3/16/2047 (d)	1,660	1,849
Vale Overseas Ltd.
6.40%, 6/28/2054	3,923	4,091
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (a) (c)	1,786	1,821
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	4,337	4,615
		29,587
Canada — 0.8%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,817
4.00%, 10/15/2030 (a)	975	936
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	1,371	1,276
5.25%, 1/30/2030 (a)	2,354	1,648
Bombardier, Inc.
7.00%, 6/1/2032 (a)	359	378
6.75%, 6/15/2033 (a)	731	770
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	924
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,408
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	9,388	10,113
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	1,077	1,243
Garda World Security Corp.
6.50%, 1/15/2031 (a)	396	407
8.25%, 8/1/2032 (a)	1,125	1,150
8.38%, 11/15/2032 (a)	318	326
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	1,073	1,079
9.00%, 2/15/2030 (a)	1,000	1,062
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	29

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
RB Global Holdings, Inc. 7.75%, 3/15/2031 (a)	500	520
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	990
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	275	286
		31,333
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,454	3,609
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (d)	743	768
		4,377
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,617
Country Garden Holdings Co. Ltd.
Series REG, 5.00% (Blend (Cash 1.00% + PIK 4.00%)), 12/31/2032 (d) (h)	1,958	256
Series AI, 2.25% (PIK), 12/31/2034 (h)	257	21
Far East Horizon Ltd. 5.88%, 3/5/2028 (d)	1,835	1,849
		5,743
Colombia — 0.2%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (d)	710	717
5.75%, 6/15/2033 (d)	2,026	1,808
5.75%, 6/15/2033 (a)	1,869	1,667
Ecopetrol SA 8.88%, 1/13/2033	700	743
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (d)	3,254	3,059
Grupo Nutresa SA 9.00%, 5/12/2035 (d)	1,590	1,822
		9,816
Denmark — 0.4%
Danske Bank A/S (EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	15,768
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	825	861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — 3.7%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (c) (d) (f) (g)	EUR900	1,087
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (c) (d) (f) (g)	EUR2,300	2,878
Altice France SA
7.25%, 11/1/2029 (a)	EUR1,524	1,816
9.50%, 11/1/2029 (a)	808	820
4.75%, 10/15/2030 (a)	EUR2,682	3,050
5.50%, 10/15/2031 (a)	EUR1,605	1,835
6.50%, 4/15/2032 (a)	1,225	1,173
6.88%, 7/15/2032 (a)	1,330	1,277
AXA SA (EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (c) (d)	EUR2,500	2,669
Banijay Entertainment SAS
7.00%, 5/1/2029 (d)	EUR1,000	1,222
7.00%, 5/1/2029 (a)	EUR791	967
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (a)	EUR583	690
6.50%, 7/18/2030 (d)	EUR620	734
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (f) (g)	8,200	8,766
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (f) (g)	4,635	4,934
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (f) (g)	EUR3,000	3,906
BPCE SA
4.38%, 7/13/2028 (d)	EUR3,000	3,677
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	3,278
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,603
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,984
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,070	2,230
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR500	438
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR377	71
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Credit Agricole SA (EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (c) (d) (f) (g)	EUR1,500	1,894
Electricite de France SA
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (f) (g)	EUR2,200	2,593
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (f) (g)	EUR2,200	2,586
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (f) (g)	EUR2,800	3,259
5.70%, 5/23/2028 (a)	670	693
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (f) (g)	EUR1,600	2,065
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (f) (g)	EUR3,200	3,662
Eutelsat Communications SACA
5.75%, 3/15/2031 (a)	EUR674	806
6.25%, 3/15/2033 (a)	EUR131	157
Eutelsat SA 1.50%, 10/13/2028 (d)	EUR2,100	2,401
Forvia SE
2.75%, 2/15/2027 (d)	EUR464	548
2.38%, 6/15/2027 (d)	EUR373	438
3.75%, 6/15/2028 (d)	EUR1,693	2,001
5.63%, 6/15/2030 (a)	EUR623	772
5.63%, 6/15/2030 (d)	EUR2,600	3,220
5.38%, 3/15/2031 (a)	EUR851	1,041
6.75%, 9/15/2033 (a)	200	206
Iliad Holding SAS
6.88%, 4/15/2031 (a)	EUR1,116	1,404
6.88%, 4/15/2031 (d)	EUR1,820	2,290
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,428
1.88%, 2/11/2028 (d)	EUR3,400	3,944
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,343
New Immo Holding SA
3.25%, 7/23/2027 (d)	EUR1,300	1,534
5.88%, 4/17/2028 (d)	EUR1,200	1,473
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (f) (g)	EUR2,300	2,554
Paprec Holding SA
4.13%, 7/15/2030 (a)	EUR1,075	1,285
4.50%, 7/15/2032 (a)	EUR797	957
4.50%, 7/15/2032 (d)	EUR1,240	1,490
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (c) (d)	EUR1,900	2,374
Renault SA
2.50%, 6/2/2027 (d)	EUR1,900	2,237
1.13%, 10/4/2027 (d)	EUR1,300	1,498
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (f) (g)	3,720	3,962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (f) (g)	1,580	1,744
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (f) (g)	7,250	7,720
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (f) (g)	2,927	2,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,040	3,244
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (c)	3,195	3,214
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,714
3.13%, 5/29/2050	800	548
TotalEnergies Capital SA 5.28%, 9/10/2054	870	836
Valeo SE
4.50%, 4/11/2030 (d)	EUR2,300	2,793
5.13%, 5/20/2031 (d)	EUR1,400	1,735
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (f) (g)	EUR2,500	2,935
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (c) (d) (f) (g)	EUR2,200	2,774
Viridien 8.50%, 10/15/2030 (a)	EUR840	1,061
		149,372
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	31

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — 2.0%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR368	417
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,000	2,045
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (a)	EUR1,080	1,306
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR3,600	4,715
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR4,379	5,207
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (d)	EUR1,190	1,464
7.13%, 6/15/2031 (a)	EUR1,202	1,468
Cidron Atrium SE 5.63%, 2/15/2033 (a)	EUR404	476
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (c) (d) (f) (g)	EUR600	807
CT Investment GmbH
6.38%, 4/15/2030 (a)	EUR905	1,102
6.38%, 4/15/2030 (d)	EUR650	791
CTEC II GmbH 5.25%, 2/15/2030 (d)	EUR760	851
Deutsche Bank AG
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	2,575	2,597
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	4,119
Fressnapf Holding SE 5.25%, 10/31/2031 (d)	EUR1,635	1,961
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,486
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR1,410	1,724
7.75% (Cash), 11/15/2030 (a) (h)	404	425
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,669	2,136
7.00% (Cash), 11/15/2031 (d) (h)	EUR1,000	1,280
8.00% (Cash), 11/15/2032 (a) (h)	200	213
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (d)	EUR2,030	2,473
7.00%, 2/21/2030 (d)	EUR800	981
5.38%, 10/23/2030 (a)	EUR1,355	1,658
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (d)	EUR1,900	2,354
Progroup AG
5.13%, 4/15/2029 (a)	EUR583	707
5.13%, 4/15/2029 (d)	EUR900	1,092
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
Schaeffler AG
3.38%, 10/12/2028 (d)	EUR2,300	2,734
5.38%, 4/1/2031 (d)	EUR1,700	2,134
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR624	758
5.38%, 7/15/2029 (d)	EUR200	243
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR516	610
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR406	497
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (a)	425	446
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (f) (g)	EUR3,500	4,213
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,777
0.63%, 7/19/2029 (d)	EUR3,100	3,401
Vonovia SE 4.25%, 4/10/2034 (d)	EUR5,800	7,147
ZF Europe Finance BV
2.50%, 10/23/2027 (d)	EUR1,100	1,292
7.00%, 6/12/2030 (d)	EUR1,000	1,270
ZF Finance GmbH
2.25%, 5/3/2028 (d)	EUR1,200	1,382
3.75%, 9/21/2028 (d)	EUR3,000	3,546
		80,305
Greece — 0.0% ^
Intralot Capital Luxembourg SA 6.75%, 10/15/2031 (a)	EUR580	675
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (c) (d)	2,800	2,969
India — 0.1%
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,173	4,024
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,451
6.76%, 11/15/2048 (d)	595	632
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,529
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 6/30/2030 (a)	2,940	2,749
4.38%, 2/5/2050 (d)	879	691
		10,052
Ireland — 1.5%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,097
6.10%, 1/15/2027	5,715	5,812
5.75%, 6/6/2028	2,752	2,850
AIB Group plc
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,101
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (c) (d)	EUR4,000	4,738
Avolon Holdings Funding Ltd.
6.38%, 5/4/2028 (a)	2,593	2,702
5.75%, 3/1/2029 (a)	12,055	12,541
5.75%, 11/15/2029 (a)	3,479	3,632
5.15%, 1/15/2030 (a)	4,850	4,965
5.38%, 5/30/2030 (a)	545	563
4.90%, 10/10/2030 (a)	5,100	5,174
4.95%, 10/15/2032 (a)	9,015	9,035
eircom Finance DAC
5.75%, 12/15/2029 (d)	EUR1,990	2,433
5.00%, 4/30/2031 (d)	EUR1,480	1,783
		58,426
Italy — 2.8%
Agrifarma SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,580
Dolcetto Holdco SpA
5.63%, 7/14/2032 (a)	EUR921	1,112
5.63%, 7/14/2032 (d)	EUR450	543
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,628
2.13%, 7/12/2028 (a) (j)	4,745	4,541
2.50%, 7/12/2031 (a) (j)	590	538
5.00%, 6/15/2032 (a)	3,570	3,676
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (f) (g)	EUR7,000	7,611
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (c) (d) (f) (g)	EUR2,500	3,303
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
Eni SpA 5.95%, 5/15/2054 (a)	850	872
Fibercop SpA
2.38%, 10/12/2027 (d)	EUR990	1,162
1.63%, 1/18/2029	EUR1,145	1,296
5.13%, 6/30/2032 (d)	EUR650	793
7.75%, 1/24/2033	EUR1,920	2,655
Series 2033, 6.38%, 11/15/2033 (a)	464	471
7.20%, 7/18/2036 (a)	550	558
Generali (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,474
Gruppo San Donato SpA 6.50%, 10/31/2031 (a)	EUR931	1,120
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR1,006	1,165
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (d)	EUR1,840	2,124
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (b) (c) (d) (f) (g)	EUR776	944
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (c) (d) (f) (g)	EUR652	806
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (b) (c) (d) (f) (g)	EUR2,000	2,321
4.88%, 5/19/2030 (d)	EUR3,000	3,825
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (b) (c) (d) (f) (g)	EUR1,500	1,944
6.63%, 6/20/2033 (a)	10,220	11,396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	5,464	4,844
Lottomatica Group Spa
4.88%, 1/31/2031 (a)	EUR1,060	1,293
4.88%, 1/31/2031 (d)	EUR700	854
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,312
Mundys SpA
1.88%, 7/13/2027 (d)	EUR1,028	1,204
1.88%, 2/12/2028 (d)	EUR1,555	1,804
4.50%, 1/24/2030 (d)	EUR2,200	2,721
Neopharmed Gentili SpA
7.13%, 4/8/2030 (a)	EUR1,397	1,716
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	33

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
7.13%, 4/8/2030 (d)	EUR600	737
Pro-Gest SpA 3.25%, 12/15/2024 (d) (k)	EUR1,700	899
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR651	675
Rossini SARL
6.75%, 12/31/2029 (a)	EUR849	1,047
6.75%, 12/31/2029 (d)	EUR1,600	1,973
Telecom Italia Capital SA 6.38%, 11/15/2033	78	83
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR800	1,183
Telecom Italia SpA
7.88%, 7/31/2028 (d)	EUR3,690	4,821
1.63%, 1/18/2029 (d)	EUR565	645
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (f) (g)	EUR4,400	5,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,791
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (c) (d) (f) (g)	EUR1,800	2,143
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR4,986	6,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,624
		113,212
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	3,494	3,636
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	1,026	1,065
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (a)	EUR836	1,023
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (c) (d) (f) (g)	EUR1,650	1,926
		4,014
Jersey — 0.1%
Deepocean Ltd.
6.00%, 4/8/2031 (a)	EUR682	838
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Jersey — continued
6.00%, 4/8/2031 (d)	EUR460	565
Waga Bondco Ltd.
8.50%, 6/15/2030 (a)	GBP553	655
8.50%, 6/15/2030 (d)	GBP950	1,125
		3,183
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,538
5.75%, 4/19/2047 (d)	5,480	5,242
6.38%, 10/24/2048 (d)	1,824	1,861
		12,641
Luxembourg — 0.5%
Altice Financing SA 3.00%, 1/15/2028 (d)	EUR700	581
Altice France Lux 3 10.00%, 1/15/2033 (a)	752	707
Essendi SA
6.38%, 10/15/2029 (a)	EUR575	711
6.38%, 10/15/2029 (d)	EUR2,020	2,497
5.50%, 11/15/2031 (d)	EUR700	855
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR1,486	751
INEOS Finance plc
6.63%, 5/15/2028 (d)	EUR800	906
6.38%, 4/15/2029 (a)	EUR1,069	1,141
7.50%, 4/15/2029 (a)	2,535	2,263
Maxam Prill SARL 6.00%, 7/15/2030 (d)	EUR1,600	1,949
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR460	550
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,713	4,571
SES SA (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (c) (d)	EUR660	767
		18,249
Macau — 0.0% ^
Wynn Macau Ltd. 5.63%, 8/26/2028 (d)	1,858	1,855
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,152
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — 1.2%
Alpek SAB de CV 3.25%, 2/25/2031 (d)	2,110	1,712
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,365
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	4,279
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (f) (g)	5,558	5,544
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	5,381	5,607
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (d)	1,744	1,754
Petroleos Mexicanos
8.75%, 6/2/2029	2,719	2,925
5.95%, 1/28/2031	3,895	3,813
6.70%, 2/16/2032	2,810	2,818
10.00%, 2/7/2033	2,165	2,536
7.69%, 1/23/2050	9,285	8,433
Saavi Energia SARL 8.88%, 2/10/2035 (a)	3,887	4,270
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,203
		49,259
Morocco — 0.1%
OCP SA, 6.88%, 4/25/2044 (d)	2,280	2,402
Netherlands — 0.9%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (d)	EUR340	419
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (f) (g)	EUR8,200	9,817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,334
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,736
House of HR Group BV 9.00%, 11/3/2029 (d)	EUR310	316
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Netherlands — continued
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (f) (g)	5,752	5,755
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,701
5.13%, 3/1/2029 (d)	EUR1,820	2,215
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR1,060	1,250
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR593	737
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,830	3,195
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR3,879	4,059
Ziggo BV 2.88%, 1/15/2030 (d)	EUR265	298
		36,832
Norway — 0.0% ^
Aker BP ASA 6.00%, 6/13/2033 (a)	292	309
Peru — 0.1%
Peru LNG Srl, 5.38%, 3/22/2030 (d)	2,733	2,655
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (d)	720	765
Portugal — 0.3%
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (c) (d)	EUR3,400	4,146
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	4,548
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR1,500	1,862
		10,556
Saudi Arabia — 0.1%
Gaci First Investment Co. 4.88%, 2/14/2035 (d)	5,420	5,413
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,824
Spain — 1.4%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (f) (g)	EUR800	940
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	35

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (c) (d) (f) (g)	EUR800	979
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (c) (d) (f) (g)	EUR1,300	1,578
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (f) (g)	6,800	7,575
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (f) (g)	3,000	3,332
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (c) (d) (f) (g)	EUR2,600	3,331
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (f) (g)	3,200	3,859
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (f) (g)	EUR3,400	4,161
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,429
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	2,200	2,283
Cirsa Finance International SARL
6.50%, 3/15/2029 (a)	EUR524	641
4.88%, 10/15/2031 (a)	EUR1,418	1,709
eDreams ODIGEO SA
4.88%, 12/30/2030 (a)	EUR1,201	1,240
4.88%, 12/30/2030 (d)	EUR620	640
Grifols SA
2.25%, 11/15/2027 (d)	EUR781	918
3.88%, 10/15/2028 (d)	EUR1,367	1,604
4.75%, 10/15/2028 (a)	440	434
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (d)	EUR1,055	924
10.38%, 1/30/2030 (a)	EUR725	631
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,297
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (d)	EUR477	564
5.75%, 4/30/2029 (d)	EUR1,000	1,218
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,813
Telefonica Europe BV
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (f) (g)	EUR5,100	6,466
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (c) (d) (f) (g)	EUR2,800	3,656
		57,222
Sweden — 0.5%
Asmodee Group AB
5.75%, 12/15/2029 (a)	EUR293	364
5.75%, 12/15/2029 (d)	EUR971	1,204
4.25%, 12/15/2031 (a)	EUR314	376
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (c) (d) (f) (g)	EUR1,000	1,254
Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 9/26/2029 (d)	EUR940	919
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (f) (g)	8,200	7,868
Verisure Holding AB 5.50%, 5/15/2030 (a)	EUR1,309	1,595
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,596
		18,176
Switzerland — 0.6%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	202
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,567
4.28%, 1/9/2028 (a)	6,530	6,547
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (f) (g)	3,035	3,308
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,580
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,848
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (f) (g)	2,746	3,212
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	531
		25,597
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	2,136	2,248
United Arab Emirates — 0.0% ^
Aldar Properties PJSC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.62%, 4/15/2055 (c) (d)	730	757
United Kingdom — 3.6%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.52%, 7/15/2028 (c) (d)	EUR420	473
8.00%, 9/30/2031 (a)	EUR867	910
8.00%, 9/30/2031 (d)	EUR400	420
Amber Finco plc
6.63%, 7/15/2029 (a)	EUR777	958
6.63%, 7/15/2029 (d)	EUR700	863
Barclays plc
4.84%, 5/9/2028	710	715
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,485
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	311
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	1,710	1,708
BAT Capital Corp. 7.08%, 8/2/2043	9,535	10,839
BCP V Modular Services Finance II plc 6.50%, 7/10/2031 (a)	EUR1,594	1,765
Bellis Acquisition Co. plc 8.00%, 7/1/2031 (a)	EUR1,037	1,166
Boots Group Finco LP
5.38%, 8/31/2032 (a)	EUR434	534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
5.38%, 8/31/2032 (d)	EUR330	406
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	7,030
EC Finance plc 3.25%, 10/15/2026 (d) (j)	EUR2,809	3,279
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	11,174
5.88%, 5/13/2041 (d)	GBP1,900	2,563
HSBC Holdings plc
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,200
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	8,245
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,970
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (f) (g)	6,075	5,791
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP123	175
10.88%, 12/15/2027 (a)	GBP517	737
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,080
8.50%, 3/15/2029 (d)	EUR280	293
6.75%, 4/15/2030 (a)	EUR1,305	1,292
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR863	1,002
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,701
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 7.88%, 2/26/2031 (c) (d) (f) (g)	GBP299	294
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	4,022
0.55%, 9/18/2029 (d)	EUR6,800	7,436
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (f) (g)	1,460	1,647
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	37

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,952
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	2,140
OEG Finance plc
7.25%, 9/27/2029 (a)	EUR669	830
7.25%, 9/27/2029 (d)	EUR800	993
PeopleCert Wisdom Issuer plc 5.50%, 6/15/2031 (a)	EUR470	537
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR290	358
8.25%, 10/11/2028 (a)	EUR1,084	1,338
Punch Finance plc
7.88%, 12/30/2030 (a)	GBP1,073	1,489
7.88%, 12/30/2030 (d)	GBP1,000	1,387
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	3,223
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	5,164
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,294
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	1,018
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (c)	1,515	1,524
Synthomer plc 7.38%, 5/2/2029 (d)	EUR1,400	1,232
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR1,325	1,402
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (d)	EUR1,700	1,877
5.63%, 4/15/2032 (d)	EUR800	918
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	4,097
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	5,221
		143,510
United States — 31.8%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,973	3,075
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,583
4.70%, 5/14/2045	862	791
4.25%, 11/21/2049	14,597	12,282
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	428
5.00%, 4/15/2029 (a)	870	852
Accendra Health, Inc.
4.50%, 3/31/2029 (a)	500	317
6.63%, 4/1/2030 (a)	1,020	491
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,791	1,648
Acushnet Co. 5.63%, 12/1/2033 (a)	209	213
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	835	851
8.25%, 4/15/2031 (a)	1,360	1,423
7.50%, 2/15/2033 (a)	555	583
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	1,725	1,683
4.88%, 7/15/2032 (a)	860	834
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	170	171
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,541
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,079
Albertsons Cos., Inc.
4.88%, 2/15/2030 (a)	425	422
5.50%, 3/31/2031 (a)	166	167
5.63%, 3/31/2032 (a)	1,850	1,857
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	500	495
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	277
5.88%, 6/1/2029 (a)	3,545	3,582
5.88%, 12/1/2033 (a)	596	609
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alphabet, Inc.
4.40%, 2/15/2033	2,380	2,401
4.80%, 2/15/2036	4,135	4,203
5.65%, 2/15/2056	1,165	1,192
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	302	313
6.38%, 9/15/2032 (a)	349	362
Ameren Corp. 3.50%, 1/15/2031	850	825
American Airlines, Inc. 5.50%, 4/20/2026 (a)	163	163
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (f) (g)	1,388	1,379
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,530	1,620
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	221
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	365	391
Amgen, Inc.
4.85%, 2/19/2036	1,317	1,324
4.88%, 3/1/2053	956	854
5.75%, 3/2/2063	999	990
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,712	1,747
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,015	1,015
5.38%, 6/15/2029 (a)	415	415
5.75%, 10/15/2033 (a)	360	365
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	965	913
9.75%, 4/15/2030 (a)	496	534
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	397
4.75%, 10/15/2029 (a)	498	491
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	600	581
6.13%, 12/1/2028 (a)	1,215	1,147
Archrock Partners LP 6.63%, 9/1/2032 (a)	602	626
Archrock Services LP 6.00%, 2/1/2034 (a)	169	171
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Ardagh Group SA
9.50%, 12/1/2030 (a)	2,040	2,209
(12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (h) (i)	5,050	5,469
Ardagh Metal Packaging Finance USA LLC 5.00%, 1/30/2031 (d)	EUR1,810	2,198
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,217
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	575	597
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	670	704
AT&T, Inc.
4.90%, 11/1/2035	4,240	4,248
3.50%, 9/15/2053	3,980	2,715
3.55%, 9/15/2055	410	278
6.05%, 8/15/2056	3,665	3,730
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,167
ATI, Inc. 4.88%, 10/1/2029	885	884
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR1,135	1,336
4.63%, 7/15/2028 (a)	1,156	1,145
Avient Corp.
7.13%, 8/1/2030 (a)	190	196
6.25%, 11/1/2031 (a)	200	207
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	230	230
5.38%, 3/1/2029 (a)	4,245	4,064
8.25%, 1/15/2030 (a)	546	551
8.00%, 2/15/2031 (a)	150	149
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	EUR1,765	2,071
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	470
Ball Corp.
1.50%, 3/15/2027	EUR750	877
4.25%, 7/1/2032	EUR2,239	2,723
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	4,057
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	5,357
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,935
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	39

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,210
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,797
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (f) (g)	1,616	1,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (f) (g)	3,525	3,627
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,905
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,685
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	3,149
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	471
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	5,675	5,814
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	2,450	2,485
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	4,603	4,356
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,461
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	200
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	298	295
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (a)	EUR972	1,178
Berry Global, Inc. 5.80%, 6/15/2031	5,935	6,320
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	402
Block, Inc.
5.63%, 8/15/2030 (a)	247	250
6.50%, 5/15/2032	522	537
6.00%, 8/15/2033 (a)	197	200
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Boeing Co. (The)
5.71%, 5/1/2040	1,080	1,124
3.95%, 8/1/2059	3,333	2,389
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,579
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (f) (g)	EUR7,100	8,389
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (f) (g)	EUR800	950
Brightstar Lottery plc 2.38%, 4/15/2028 (d)	EUR932	1,091
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,379	1,368
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,257
3.14%, 11/15/2035 (a)	4,887	4,273
Buckeye Partners LP
4.13%, 12/1/2027	435	432
4.50%, 3/1/2028 (a)	140	140
6.75%, 2/1/2030 (a)	1,060	1,107
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,256
6.38%, 3/1/2034 (a)	475	489
6.75%, 5/15/2035 (a)	303	316
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	541	550
Carnival Corp.
5.75%, 1/15/2030 (d)	EUR2,100	2,684
5.75%, 8/1/2032 (a)	1,341	1,392
6.13%, 2/15/2033 (a)	1,040	1,077
Carnival plc 4.13%, 7/15/2031 (a)	EUR1,598	1,942
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,880	1,880
5.00%, 2/1/2028 (a)	3,665	3,657
5.38%, 6/1/2029 (a)	2,298	2,293
4.75%, 3/1/2030 (a)	7,188	6,949
4.50%, 8/15/2030 (a)	4,855	4,631
4.25%, 2/1/2031 (a)	4,492	4,187
7.38%, 3/1/2031 (a)	1,755	1,811
7.00%, 2/1/2033 (a)	531	543
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	767	630
Celanese US Holdings LLC
6.34%, 1/19/2029 (j)	EUR1,100	1,385
7.00%, 2/15/2031	1,104	1,137
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 4/15/2031	EUR500	598
7.38%, 2/15/2034	2,609	2,680
Cencora, Inc.
2.70%, 3/15/2031	5,053	4,709
4.90%, 2/13/2036	657	662
Central Garden & Pet Co. 4.13%, 10/15/2030	3,050	2,943
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,770
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	727
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,208
3.50%, 6/1/2041	1,805	1,300
5.38%, 5/1/2047	2,844	2,370
5.13%, 7/1/2049	2,207	1,752
4.80%, 3/1/2050	1,725	1,314
3.90%, 6/1/2052	4,238	2,789
5.25%, 4/1/2053	1,155	932
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,230	1,237
8.00%, 1/15/2033 (a)	900	915
7.88%, 3/15/2034 (a) (e)	329	329
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	6,096
5.95%, 6/30/2033	4,670	5,009
5.75%, 8/15/2034	8,125	8,586
5.55%, 10/30/2035	3,150	3,269
Chord Energy Corp.
6.00%, 10/1/2030 (a)	311	318
6.75%, 3/15/2033 (a)	448	465
Ciena Corp. 4.00%, 1/31/2030 (a)	645	623
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	660	660
7.00%, 8/1/2032 (a)	214	223
Cipher Compute LLC 7.13%, 11/15/2030 (a)	1,770	1,845
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,410
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (f) (g)	5,130	5,302
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (f) (g)	2,330	2,383
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (c) (f) (g)	1,795	1,840
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	5,530	5,595
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,786
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	2,356	2,374
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	339
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	465	510
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,480
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	12,775	13,169
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (c)	EUR1,664	1,998
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	786	800
Clarios Global LP
6.75%, 2/15/2030 (a)	720	754
6.75%, 9/15/2032 (a)	1,669	1,732
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	205
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	470	481
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	2,040	2,056
7.50%, 6/1/2029 (a)	2,535	2,553
7.13%, 2/15/2031 (a)	1,784	1,886
7.50%, 3/15/2033 (a)	1,818	1,963
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	1,753	1,716
6.88%, 11/1/2029 (a)	340	350
7.50%, 9/15/2031 (a)	335	350
7.00%, 3/15/2032 (a)	251	255
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,362	1,372
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	5,312
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	41

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,430	1,364
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,711
6.04%, 11/15/2033 (a)	1,790	1,939
Comcast Corp.
2.80%, 1/15/2051	6,899	4,124
5.35%, 5/15/2053	4,000	3,684
2.99%, 11/1/2063	3,052	1,701
Commercial Metals Co. 5.75%, 11/15/2033 (a)	349	356
Community Health Systems, Inc.
6.13%, 4/1/2030 (a)	765	676
5.25%, 5/15/2030 (a)	1,095	1,052
4.75%, 2/15/2031 (a)	3,120	2,863
10.88%, 1/15/2032 (a)	656	711
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,373
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	950	653
Connect Holding II LLC 10.50%, 4/3/2031 (a)	1,410	1,364
Constellation Energy Generation LLC 5.60%, 6/15/2042	1,024	1,040
Constellium SE
5.63%, 6/15/2028 (a)	930	928
5.38%, 8/15/2032 (d)	EUR670	834
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (h)	2,452	2,507
5.63% (Cash), 5/15/2027 (a) (h)	2,652	2,687
9.25%, 3/1/2031 (a) (e)	2,945	2,953
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (c)	592	592
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,194	1,169
9.00%, 2/1/2031 (a)	191	184
Coterra Energy, Inc. 5.40%, 2/15/2035	12,724	13,121
Coty, Inc. 4.75%, 1/15/2029 (a)	420	413
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	800	823
7.63%, 4/1/2032 (a)	475	480
7.88%, 4/15/2032 (a)	1,840	1,875
7.38%, 1/15/2033 (a)	645	641
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
8.38%, 1/15/2034 (a)	1,132	1,170
Crown European Holdings SACA
5.00%, 5/15/2028 (d)	EUR2,100	2,597
4.50%, 1/15/2030 (a)	EUR731	899
3.75%, 9/30/2031 (a)	EUR980	1,164
CSC Holdings LLC 6.50%, 2/1/2029 (a)	5,295	3,345
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,912
3.75%, 2/15/2031 (a)	648	606
6.88%, 9/1/2032 (a)	396	412
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	596
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,984
5.75%, 4/18/2054	4,200	4,099
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,911	2,016
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	950	873
DISH DBS Corp.
7.75%, 7/1/2026	1,286	1,270
5.25%, 12/1/2026 (a)	2,995	2,909
5.75%, 12/1/2028 (a)	755	731
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,473	5,666
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	510
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	4,056	4,210
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	4,190	4,252
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,211
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	363
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	424
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.65%, 4/1/2053	149	150
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,350
5.55%, 3/15/2055	99	99
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,741
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	827
EchoStar Corp. 6.75% (Cash), 11/30/2030 (h)	700	709
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,279
4.13%, 4/1/2029 (a)	1,469	1,418
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	813	845
Elastic NV 4.13%, 7/15/2029 (a)	930	879
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,302
EMRLD Borrower LP
6.38%, 12/15/2030 (d)	EUR1,020	1,250
6.38%, 12/15/2030 (a)	EUR1,597	1,958
6.63%, 12/15/2030 (a)	1,795	1,858
6.75%, 7/15/2031 (a)	277	289
Encompass Health Corp.
4.50%, 2/1/2028	42	42
4.75%, 2/1/2030	300	298
4.63%, 4/1/2031	1,590	1,561
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	223	237
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,171
4.38%, 3/31/2029 (a)	1,875	1,821
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,474
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	5,125	5,179
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	198
5.95%, 6/15/2030 (a)	6,005	6,124
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	3,040	3,180
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	2,229	2,240
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,211
EQT Corp. 4.50%, 1/15/2029	1,208	1,219
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,089
8.63%, 5/15/2032 (a)	890	952
8.00%, 3/15/2033 (a)	313	333
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (k)	248	— (l)
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (c)	3,209	3,233
Expand Energy Corp.
6.75%, 4/15/2029 (a)	1,985	1,991
5.38%, 3/15/2030	5,915	6,005
5.70%, 1/15/2035	1,335	1,398
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	3,055
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	384	388
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,770
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	518
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	4,255
4.55%, 4/1/2049 (a)	2,223	1,925
Flash Compute LLC 7.25%, 12/31/2030 (a)	635	650
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	615	618
4.95%, 5/28/2027	2,550	2,568
2.90%, 2/10/2029	6,075	5,782
5.73%, 9/5/2030	1,000	1,028
5.75%, 4/6/2033	2,068	2,107
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	1,705	1,779
6.25%, 1/25/2035 (a)	3,700	3,984
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	367
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	43

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (a)	785	785
GCI LLC 4.75%, 10/15/2028 (a)	3,720	3,655
General Electric Co. 4.13%, 9/19/2035 (d)	EUR493	616
General Motors Co. 5.15%, 4/1/2038	1,600	1,558
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	2,093
5.60%, 6/18/2031	1,636	1,719
5.45%, 9/6/2034	6,980	7,164
5.90%, 1/7/2035	4,755	4,998
Genesis Energy LP
7.75%, 2/1/2028	544	545
8.25%, 1/15/2029	235	245
8.00%, 5/15/2033	210	222
6.75%, 3/15/2034 (e)	344	348
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	2,045	2,052
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	2,110	2,077
4.75%, 6/15/2029 (a)	875	869
4.38%, 8/15/2029 (a)	400	393
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	345	345
7.50%, 4/15/2032 (a)	700	739
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	376	394
Global Payments, Inc. 5.55%, 11/15/2035	2,620	2,606
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	786
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (f) (g)	3,709	3,695
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,768
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,909
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,739
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,478
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (f) (g)	5,020	5,344
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (f) (g)	1,328	1,391
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,000	1,016
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	2,090	2,166
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	2,165	2,241
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	2,905	2,907
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,589
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	10,191
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	1,114	1,110
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	3,006	3,027
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,408
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,873	1,836
6.63%, 7/15/2030	242	247
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	573	557
2.63%, 2/1/2029 (d)	EUR970	1,115
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,211	1,298
4.75%, 10/15/2030 (a)	1,525	1,238
7.25%, 8/15/2033 (a)	807	833
Griffon Corp. 5.75%, 3/1/2028	3,780	3,778
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	272	279
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	577	598
HCA, Inc.
4.50%, 2/15/2027	1,840	1,843
5.20%, 6/1/2028	1,740	1,784
5.63%, 9/1/2028	1,147	1,183
2.38%, 7/15/2031	4,335	3,915
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.60%, 11/15/2032	1,778	1,781
5.75%, 3/1/2035	4,670	4,944
5.50%, 6/15/2047	181	173
5.25%, 6/15/2049	3,740	3,429
3.50%, 7/15/2051	1,470	1,015
5.95%, 9/15/2054	4,603	4,581
6.20%, 3/1/2055	77	79
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,179
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	569	596
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	682	621
12.63%, 7/15/2029 (a)	1,712	1,579
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (a) (k)	1,600	—
7.13%, 8/1/2026 ‡ (d) (k)	265	—
6.00%, 1/15/2028 ‡ (k)	685	—
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	200	203
5.13%, 6/15/2028 (a)	415	415
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,208
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	628	646
5.75%, 9/15/2033 (a)	825	845
5.50%, 3/31/2034 (a)	1,769	1,788
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	455
Howard Midstream Energy Partners LLC 6.63%, 1/15/2034 (a)	1,000	1,034
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	258	235
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	204	215
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,995
3.50%, 11/2/2026 (d)	2,600	2,590
5.40%, 1/8/2031 (a)	3,460	3,618
ICITII 6.00%, 1/31/2033 ‡ (a)	387	173
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,943	1,726
10.88%, 5/1/2030 (a)	2,182	1,619
7.75%, 8/15/2030 (a)	1,753	1,394
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
ILFC E-Capital Trust I 6.35%, 12/21/2065 (a) (i)	500	434
ILFC E-Capital Trust II 6.60%, 12/21/2065 (a) (i)	535	473
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,733
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	217	220
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	604	484
IQVIA, Inc.
1.75%, 3/15/2026 (d)	EUR946	1,116
2.25%, 1/15/2028 (d)	EUR1,120	1,303
2.88%, 6/15/2028 (d)	EUR3,359	3,936
2.25%, 3/15/2029 (d)	EUR1,090	1,246
6.25%, 6/1/2032 (a)	1,363	1,402
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	597
5.00%, 7/15/2028 (a)	1,100	1,098
4.88%, 9/15/2029 (a)	845	837
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	7,371	7,014
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	902
JBS NV
6.75%, 3/15/2034	4,761	5,308
5.95%, 4/20/2035	1,804	1,913
5.50%, 1/15/2036	6,610	6,783
4.38%, 2/2/2052	1,177	931
7.25%, 11/15/2053	2,820	3,224
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	870	712
7.00%, 9/1/2032 (a)	395	213
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,481
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	2,226	2,262
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	252	257
6.13%, 7/31/2032 (a)	377	387
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	3,274	3,570
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,590
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	556
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	45

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	179	185
Labl 6.75%, 12/31/2026 ‡	45	44
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	262
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,291	1,337
7.00%, 3/31/2034 (a)	671	698
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	365	367
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	395	397
4.75%, 10/15/2027 (a)	2,500	2,498
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	275	276
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (c)	1,408	1,506
(SOFR + 1.61%), 5.39%, 1/16/2036 (c)	1,816	1,867
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,609
5.88%, 6/30/2029 (a)	1,475	1,471
Marriott International, Inc. 5.35%, 3/15/2035	1,750	1,818
Mars, Inc. 5.20%, 3/1/2035 (a)	4,065	4,209
Marvell Technology, Inc.
2.95%, 4/15/2031	2,350	2,197
5.45%, 7/15/2035	1,205	1,254
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	3,956	3,981
Matador Resources Co.
6.25%, 4/15/2033 (a)	1,342	1,366
6.00%, 4/15/2034 (a)	336	336
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	2,490	2,549
9.25%, 4/15/2030 (a)	485	478
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	790	789
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	433
6.25%, 4/1/2029 (a)	845	872
5.25%, 10/1/2029 (a)	1,570	1,570
Merck & Co., Inc. 5.55%, 12/4/2055	2,820	2,828
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Meta Platforms, Inc.
4.88%, 11/15/2035	1,028	1,038
5.50%, 11/15/2045	2,440	2,411
4.45%, 8/15/2052	3,701	3,038
5.40%, 8/15/2054	2,075	1,959
5.63%, 11/15/2055	936	916
MetLife, Inc.
6.40%, 12/15/2036	435	455
9.25%, 4/8/2038 (a)	3,935	4,689
10.75%, 8/1/2039	280	371
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	1,124	1,116
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	2,053
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	597
6.50%, 4/15/2032	1,000	1,026
Midcontinent Communications 8.00%, 8/15/2032 (a)	518	488
Millrose Properties, Inc., REIT 6.38%, 8/1/2030 (a)	603	619
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	637
MKS, Inc. 4.25%, 2/15/2034 (a)	EUR1,065	1,259
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	729
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,905
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	969
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,078
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	987
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,919
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	2,520	2,561
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	4,235	4,386
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	10,721
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	781
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	485
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,570	3,697
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,635
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	3,069	3,095
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	4,386	4,622
3.97%, 7/22/2038 (i)	3,985	3,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	1,750	1,741
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (c)	3,875	3,899
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	413	442
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,373	1,387
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,207	1,296
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	815	801
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	625	626
9.50%, 2/15/2033 (a)	433	424
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,387
New Albertsons LP
7.45%, 8/1/2029	197	207
8.00%, 5/1/2031	480	525
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	490	516
6.63%, 9/15/2029	455	462
6.38%, 5/15/2030	285	286
6.63%, 5/15/2032	1,595	1,595
7.50%, 4/1/2046 (j)	300	267
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,612	1,612
4.75%, 11/1/2028 (a)	1,160	1,154
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,700	1,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,775	1,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	705	732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	550	583
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,085	1,124
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,808	1,889
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	972
Noble Finance II LLC 8.00%, 4/15/2030 (a)	423	440
Novelis Corp.
4.75%, 1/30/2030 (a)	615	594
6.88%, 1/30/2030 (a)	157	162
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,596
NRG Energy, Inc.
5.75%, 1/15/2028	200	200
5.25%, 6/15/2029 (a)	1,420	1,425
3.63%, 2/15/2031 (a)	865	817
5.41%, 10/15/2035 (a)	1,641	1,659
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,010
OI European Group BV
6.25%, 5/15/2028 (d)	EUR100	121
6.25%, 5/15/2028 (a)	EUR989	1,195
5.25%, 6/1/2029 (a)	EUR1,043	1,269
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,301	2,252
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,080
4.00%, 9/15/2030	700	646
Oracle Corp.
5.70%, 2/4/2036	2,128	2,129
6.55%, 2/4/2046	2,829	2,757
4.00%, 7/15/2046	430	300
3.60%, 4/1/2050	2,749	1,720
3.95%, 3/25/2051	815	540
5.38%, 9/27/2054	3,149	2,549
6.00%, 8/3/2055	160	141
6.70%, 2/4/2056	4,128	4,003
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	47

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.85%, 2/4/2066	2,605	2,496
Organon & Co.
2.88%, 4/30/2028 (d)	EUR1,576	1,835
4.13%, 4/30/2028 (a)	2,880	2,827
5.13%, 4/30/2031 (a)	850	755
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	545
4.63%, 3/15/2030 (a)	433	425
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,131
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,280
6.15%, 1/15/2033	2,570	2,762
6.40%, 6/15/2033	5,220	5,687
6.00%, 8/15/2035	1,352	1,441
3.75%, 8/15/2042 (j)	1,530	1,189
4.60%, 6/15/2043	2,692	2,303
4.75%, 2/15/2044	294	255
6.00%, 5/1/2056	1,270	1,254
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	895	878
6.13%, 9/15/2032 (a)	261	268
5.63%, 3/1/2034 (a)	390	391
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	2,020	2,120
6.25%, 2/1/2033 (a)	458	474
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR630	746
6.13%, 9/30/2032	330	323
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	548	535
PetSmart LLC 7.50%, 9/15/2032 (a)	1,137	1,151
PG&E Corp.
5.00%, 7/1/2028	463	462
5.25%, 7/1/2030	410	410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,548	5,739
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (c)	1,462	1,460
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,169
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	594
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (c) (f) (g)	3,486	3,615
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,975	2,019
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,120
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	500	518
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	590	596
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,000	979
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	560	584
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,269
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	42	42
3.38%, 8/31/2027 (a)	40	39
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	586
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,524
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,417
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	198	203
6.25%, 8/15/2033 (a)	727	755
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,052	2,133
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	920	953
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	1,213	1,249
Range Resources Corp. 4.75%, 2/15/2030 (a)	575	569
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	506	487
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	2,489	2,488
4.50%, 2/15/2029 (a)	755	745
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.50%, 6/15/2033 (a)	196	204
5.75%, 3/15/2034 (a) (e)	234	236
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,169	3,328
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	799	820
7.13%, 2/1/2032 (a)	985	1,030
6.38%, 8/1/2033 (a)	424	438
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,156
3.63%, 3/1/2029 (a)	640	617
4.00%, 10/15/2033 (a)	435	400
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	344	362
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	556	573
6.25%, 3/15/2032 (a)	470	490
6.00%, 2/1/2033 (a)	693	718
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (k)	505	2
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	284
SCIL IV LLC 9.50%, 7/15/2028 (d)	EUR960	1,189
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	395
4.50%, 10/15/2029	2,197	2,173
4.00%, 4/1/2031	2,495	2,359
4.38%, 2/1/2032	2,680	2,547
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	1,369	1,343
8.25%, 12/15/2029 (a)	825	871
5.75%, 12/1/2034 (a)	485	496
Sempra
3.80%, 2/1/2038	1,865	1,629
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	831	851
Sensata Technologies BV
4.00%, 4/15/2029 (a)	1,217	1,191
5.88%, 9/1/2030 (a)	200	202
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	11	10
6.63%, 7/15/2032 (a)	2,800	2,931
Service Corp. International
5.13%, 6/1/2029	325	326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
3.38%, 8/15/2030	974	915
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	392	384
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (h)	1,329	1,243
9.75%, 10/1/2027 (a)	173	172
Silgan Holdings, Inc.
2.25%, 6/1/2028	EUR433	503
4.25%, 2/15/2031 (a)	EUR1,500	1,797
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	1,197	1,246
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	1,583	1,545
5.50%, 7/1/2029 (a)	2,426	2,428
4.13%, 7/1/2030 (a)	600	566
5.88%, 4/15/2032 (a)	774	772
Six Flags Entertainment Corp.
5.25%, 7/15/2029	409	393
8.63%, 1/15/2032 (a)	358	363
6.63%, 5/1/2032 (a)	1,170	1,190
SM Energy Co.
6.63%, 1/15/2027	2,180	2,182
8.38%, 7/1/2028 (a)	1,025	1,059
6.75%, 8/1/2029 (a)	469	480
8.75%, 7/1/2031 (a)	995	1,045
7.00%, 8/1/2032 (a)	402	409
9.63%, 6/15/2033 (a)	264	292
Snap, Inc. 6.88%, 3/1/2033 (a)	252	251
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	952	962
Solventum Corp. 5.60%, 3/23/2034	370	387
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,853
3.88%, 10/15/2031 (a)	435	408
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,310	2,271
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,219
5.45%, 3/1/2035	527	542
Series 13-A, 3.90%, 3/15/2043	564	445
3.65%, 2/1/2050	1,513	1,084
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,541
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	217	190
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	49

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,516
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	2,035	2,032
6.50%, 6/1/2032 (a)	2,880	2,935
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,464	1,349
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	137	140
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,900	3,888
4.38%, 7/15/2030 (a)	420	405
Staples, Inc.
10.75%, 9/1/2029 (a)	3,005	2,757
12.75%, 1/15/2030 (a)	403	283
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (f) (g)	821	860
Station Casinos LLC 6.63%, 3/15/2032 (a)	505	517
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,181	1,210
6.45%, 3/18/2035 (a)	2,660	2,749
Sunoco LP
4.50%, 4/30/2030	250	245
5.38%, 7/15/2031 (a) (e)	310	311
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	650	649
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	905	909
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,499
Synopsys, Inc. 5.70%, 4/1/2055	1,117	1,116
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	305	316
5.60%, 6/12/2034	1,220	1,271
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	1,676	1,706
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	105
7.38%, 2/15/2029 (a)	1,320	1,368
6.00%, 12/31/2030 (a)	400	405
6.00%, 9/1/2031 (a)	1,500	1,516
6.75%, 3/15/2034 (a)	1,162	1,194
TEGNA, Inc. 4.63%, 3/15/2028	505	504
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,237	1,238
4.63%, 6/15/2028	1,665	1,663
6.13%, 10/1/2028	243	244
4.25%, 6/1/2029	420	414
6.13%, 6/15/2030	25	26
6.75%, 5/15/2031	735	763
Terex Corp.
5.00%, 5/15/2029 (a)	1,220	1,218
6.25%, 10/15/2032 (a)	781	804
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	211
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	971
3.38%, 4/15/2029	4,380	4,301
2.25%, 11/15/2031	3,778	3,393
TopBuild Corp. 5.63%, 1/31/2034 (a)	352	355
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	628
6.63%, 3/1/2032 (a)	612	634
Transocean International Ltd. 8.25%, 5/15/2029 (a)	678	706
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,410
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (h)	629	25
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	1,026
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,976
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,403
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	615
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	3,330	3,325
Uber Technologies, Inc.
4.80%, 9/15/2035	3,875	3,857
5.35%, 9/15/2054	510	486
UGI International LLC 2.50%, 12/1/2029 (d)	EUR905	1,022
Union Electric Co. 3.90%, 4/1/2052	885	689
United Airlines Holdings, Inc. 4.88%, 3/1/2029	445	448
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United Rentals North America, Inc. 5.38%, 11/15/2033 (a)	1,824	1,839
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	690	709
9.38%, 8/1/2032 (a)	1,559	1,650
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,168
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	134
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	425
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,670
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	564
9.50%, 2/1/2029 (a)	1,405	1,507
7.00%, 1/15/2030 (a)	640	649
9.88%, 2/1/2032 (a)	748	792
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	479	498
6.50%, 6/15/2034 (a)	338	355
VF Corp. 2.95%, 4/23/2030	1,120	1,028
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	211
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	258	260
4.63%, 12/1/2029 (a)	664	663
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	1,364	1,392
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	3,157	3,142
5.63%, 2/15/2027 (a)	820	820
4.38%, 5/1/2029 (a)	1,126	1,114
4.60%, 10/15/2030 (a)	579	583
6.88%, 4/15/2032 (a)	457	481
6.00%, 4/15/2034 (a)	4,180	4,431
5.70%, 12/30/2034 (a)	875	907
5.25%, 10/15/2035 (a)	1,398	1,401
5.35%, 1/31/2036 (a)	2,785	2,804
VoltaGrid LLC 7.38%, 11/1/2030 (a)	705	736
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,602
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	856	893
Wayfair LLC
7.25%, 10/31/2029 (a)	1,560	1,612
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
7.75%, 9/15/2030 (a)	693	729
6.75%, 11/15/2032 (a)	1,495	1,524
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	967
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,795
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,302
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (f) (g)	2,450	2,584
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	3,080	3,195
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	7,420	7,773
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	5,965	6,274
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	2,820	2,831
4.90%, 11/17/2045	1,210	1,093
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,360
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	550	554
6.38%, 3/15/2029 (a)	803	826
5.25%, 4/15/2031 (a)	268	268
6.63%, 3/15/2032 (a)	470	489
6.38%, 3/15/2033 (a)	300	313
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,045	1,079
6.63%, 4/15/2030 (a)	159	165
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	529
2.25%, 4/1/2033	1,302	1,111
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	1,580	1,514
6.63%, 8/15/2032 (a)	1,267	1,282
7.00%, 8/1/2033 (a)	164	167
WULF Compute LLC 7.75%, 10/15/2030 (a)	4,032	4,270
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,544	3,564
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	51

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.25%, 3/15/2033 (a)	436	445
Xerox Corp. 10.25%, 10/15/2030 (a)	332	239
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	623	178
XPO, Inc. 7.13%, 2/1/2032 (a)	1,655	1,734
		1,283,443
Total Corporate Bonds (Cost $2,207,140)		2,248,399
Foreign Government Securities — 22.0%
Argentina — 0.3%
Argentine Republic 4.12%, 7/9/2035 (j)	16,110	12,117
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	1,607	1,798
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (a)	2,428	2,546
7.96%, 2/13/2038 (d)	7,552	7,918
		10,464
Brazil — 1.8%
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL340,000	59,377
10.00%, 1/1/2037	BRL92,000	14,581
		73,958
Canada — 1.7%
Canada Government Bond 3.25%, 6/1/2035	CAD94,811	70,392
Colombia — 1.7%
Republic of Colombia
6.13%, 1/21/2031	1,843	1,838
5.00%, 9/19/2032	EUR2,368	2,713
13.25%, 2/9/2033	COP97,657,000	25,217
7.50%, 2/2/2034	640	665
11.75%, 1/24/2035	COP161,328,400	38,288
		68,721
Congo, Democratic Republic of the — 0.1%
Republic of Congo (The) 9.88%, 11/7/2032 (d)	4,100	3,793
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Costa Rica — 0.3%
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR6,750	8,332
7.30%, 11/13/2054 (a)	2,994	3,420
		11,752
Czech Republic — 1.1%
Czech Republic
4.90%, 4/14/2034	CZK434,150	22,265
3.50%, 5/30/2035	CZK504,790	23,260
		45,525
Ecuador — 0.4%
Republic of Ecuador
8.75%, 1/29/2034 (a)	2,858	2,884
6.90%, 7/31/2035 (d) (j)	7,458	6,767
9.25%, 1/29/2039 (a)	1,244	1,265
5.00%, 7/31/2040 (d) (j)	5,722	4,669
		15,585
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 5/29/2032 (d)	3,680	3,773
7.90%, 2/21/2048 (d)	4,100	3,698
		7,471
Guatemala — 0.2%
Republic of Guatemala 6.05%, 8/6/2031 (a)	6,433	6,761
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (d)	3,400	3,949
Hungary — 0.4%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	8,249
4.88%, 3/22/2040 (d)	EUR6,400	7,744
		15,993
Indonesia — 1.5%
Republic of Indonesia
6.88%, 4/15/2029	IDR276,148,000	17,154
7.00%, 2/15/2033	IDR168,525,000	10,449
6.75%, 7/15/2035	IDR537,558,000	32,762
		60,365
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (d)	1,130	1,119
8.08%, 4/1/2036 (a)	3,908	4,213
8.25%, 1/30/2037 (d)	2,135	2,332
6.88%, 10/17/2040 (a)	EUR7,400	8,806
		16,470
Japan — 0.6%
Japan Government Bond 3.10%, 3/20/2065	JPY3,947,400	23,392
Kenya — 0.2%
Republic of Kenya
9.50%, 3/5/2036 (a)	4,372	4,594
8.80%, 10/9/2038 (a)	1,119	1,107
8.70%, 2/26/2039 (a)	2,210	2,157
		7,858
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (k)	3,207	935
6.65%, 11/3/2028 (d) (k)	3,134	913
		1,848
Mexico — 4.3%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	7,092	7,234
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN924,400	54,930
7.75%, 5/29/2031	MXN721,220	41,353
7.75%, 11/23/2034	MXN453,000	25,104
8.00%, 5/24/2035	MXN647,590	35,979
United Mexican States
5.38%, 5/16/2040	EUR3,036	3,630
3.77%, 5/24/2061	7,068	4,425
		172,655
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (d)	3,220	3,513
4.00%, 12/15/2050 (d)	5,210	3,825
		7,338
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nigeria — 0.4%
Federal Republic of Nigeria
6.13%, 9/28/2028 (d)	4,500	4,537
9.13%, 1/13/2046 (a)	9,500	10,336
		14,873
Pakistan — 0.1%
Islamic Republic of Pakistan 6.88%, 12/5/2027 (d)	3,800	3,829
Panama — 0.3%
Republic of Panama
5.66%, 2/23/2038	2,401	2,411
3.87%, 7/23/2060	11,600	8,059
		10,470
Paraguay — 0.2%
Republic of Paraguay
3.85%, 6/28/2033 (a)	1,521	1,451
6.00%, 2/9/2036 (d)	5,200	5,590
5.60%, 3/13/2048 (d)	622	604
		7,645
Poland — 1.0%
Republic of Poland
2.00%, 8/25/2036	PLN128,910	33,902
5.50%, 3/18/2054	8,439	8,259
		42,161
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR3,438	4,036
Romania — 0.4%
Romania Government Bond
6.38%, 1/30/2034 (a)	3,966	4,189
6.13%, 10/7/2037 (a)	EUR5,400	6,683
4.63%, 4/3/2049 (a)	EUR3,467	3,402
		14,274
South Africa — 1.9%
Republic of South Africa
9.00%, 1/31/2040	ZAR912,962	59,641
5.65%, 9/27/2047	2,621	2,212
7.30%, 4/20/2052	9,300	9,389
7.95%, 11/19/2054 (d)	1,800	1,944
7.25%, 12/11/2055 (a)	3,988	3,988
		77,174
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	53

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,249	1,286
8.50%, 11/6/2035 (a)	3,434	3,668
		4,954
Turkey — 1.5%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (d)	3,120	3,433
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY1,062,297	24,483
30.00%, 9/12/2029	TRY328,411	7,307
7.25%, 5/29/2032	10,266	10,782
6.30%, 3/14/2033	6,009	5,935
5.15%, 3/10/2034	EUR5,307	6,327
Turkiye Ihracat Kredi Bankasi A/S
6.38%, 10/3/2030 (a)	1,357	1,364
6.38%, 1/15/2031 (a)	2,242	2,247
		61,878
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (d)	6,975	7,594
Total Foreign Government Securities (Cost $849,660)		887,093
Mortgage-Backed Securities — 9.0%
United States — 9.0%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,924	2,982
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	36,619	37,700
Pool # FS8365, 5.50%, 6/1/2054	12,204	12,466
Pool # MA5879, 5.50%, 11/1/2055	46,661	47,435
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	75,084	72,862
GNMA II, Single Family, 30 Year
TBA, 5.00%, 3/15/2056 (e)	88,604	88,904
TBA, 5.50%, 3/15/2056 (e)	100,000	101,276
Total Mortgage-Backed Securities (Cost $359,464)		363,625
Convertible Bonds — 4.3%
Austria — 0.1%
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR1,700	1,954
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

China — 0.3%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031	4,375	6,742
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	4,304	434
Zero Coupon, 12/31/2034 (d)	138	4
H World Group Ltd. 3.00%, 5/1/2026	4,295	6,292
		13,472
Israel — 0.1%
Wix.com Ltd. Zero Coupon, 9/15/2030 (a)	3,188	2,632
United States — 3.8%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	3,235	3,055
Box, Inc. 1.50%, 9/15/2029	2,429	2,265
Callaway Golf Co. 2.75%, 5/1/2026	1,556	1,559
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	876	902
2.00%, 3/15/2030 (a)	1,130	1,253
Compass, Inc. 0.25%, 4/15/2031 (a)	3,600	3,434
Dropbox, Inc. Zero Coupon, 3/1/2028	3,396	3,350
Enphase Energy, Inc. Zero Coupon, 3/1/2028	3,290	2,953
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,129
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	2,245	1,995
Five9, Inc. 1.00%, 3/15/2029	4,007	3,530
Fluor Corp. 1.13%, 8/15/2029	1,203	1,601
Global Payments, Inc. 1.50%, 3/1/2031	2,638	2,399
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,164	4,987
Itron, Inc.
1.38%, 7/15/2030	3,589	3,737
Zero Coupon, 3/15/2032 (a)	113	113
Jazz Investments I Ltd. 3.13%, 9/15/2030	4,905	6,995
JetBlue Airways Corp. 2.50%, 9/1/2029	2,250	2,520
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,725
Life360, Inc. Zero Coupon, 6/1/2030 (a)	2,730	2,753
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	2,845	4,556
2.88%, 1/15/2030	2,215	2,481
2.88%, 10/15/2031 (a)	226	237
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Lyft, Inc.
0.63%, 3/1/2029	3,406	3,538
Zero Coupon, 9/15/2030 (a)	595	574
Meritage Homes Corp. 1.75%, 5/15/2028	3,022	3,110
Microchip Technology, Inc.
1.63%, 2/15/2027	835	1,792
0.75%, 6/1/2030	2,390	2,436
MKS, Inc. 1.25%, 6/1/2030	6,430	11,185
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	3,085	3,197
ON Semiconductor Corp. Zero Coupon, 5/1/2027	6,951	9,360
PG&E Corp. 4.25%, 12/1/2027	4,840	5,173
Semtech Corp. Zero Coupon, 10/15/2030 (a)	113	136
Snowflake, Inc. Zero Coupon, 10/1/2027	3,654	4,608
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,390	2,769
Southern Co. (The) 4.50%, 6/15/2027	5,245	5,874
Spectrum Brands, Inc. 3.38%, 6/1/2029	4,349	4,399
Synaptics, Inc. 0.75%, 12/1/2031	5,492	6,294
Terawulf, Inc.
1.00%, 9/1/2031 (a)	2,270	3,456
Zero Coupon, 5/1/2032 (a)	3,458	3,792
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	3,263	4,031
Veeco Instruments, Inc. 2.88%, 6/1/2029	3,349	4,342
Viavi Solutions, Inc. 0.63%, 3/1/2031 (a)	2,161	4,784
Wayfair, Inc. 3.25%, 9/15/2027	2,750	3,653
Zoetis, Inc. 0.25%, 6/15/2029 (a)	3,725	3,902
		154,934
Total Convertible Bonds (Cost $153,643)		172,992
Loan Assignments — 2.4% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030 (c)	2,198	2,198
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (c)	1,485	1,440
United States — 2.3%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (c)	488	475
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (c)	1,518	1,515
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (c) (n)	1,390	1,387
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (c)	1,168	1,135
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2032 (c)	1,556	1,555
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/23/2028 (c)	2,630	2,623
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (c)	2,275	2,259
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (c)	725	680
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (c)	1,972	1,918
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (h)	145	145
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (c)	5,415	5,229
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (c)	2,469	2,468
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (c) (n)	1,801	1,653
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030 (c)	116	117
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/8/2032 (c) (n)	3,047	3,035
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	55

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (c)	2,688	1,451
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (c)	1,436	1,320
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (c)	2,006	1,997
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (i) (k)	41	—
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (c)	1,701	1,698
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (c)	311	311
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031 (c)	2,666	2,662
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (c)	3,621	3,322
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (c)	2,340	2,311
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (c)	5,985	5,655
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030 (c) (n)	755	726
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/17/2031 (c)	1,955	1,958
LABL, Inc., 1st Lien Term Loan B 0.00%, 10/30/2028 (i) (k)	889	409
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (c)	1,943	1,941
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (c)	748	748
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (c)	282	282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (c)	1,891	1,876
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.92%, 7/1/2031 (c)	988	867
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (c) (h)	25	22
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (c) (h)	296	— (l)
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (c) (h)	923	192
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (c) (h)	138	122
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (c) (h)	128	115
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (c)	343	342
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (c)	1,489	1,448
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.76%, 1/28/2033 (c)	1,840	1,730
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (c)	1,700	1,679
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (c)	739	709
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032 (c)	1,680	1,669
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (c)	1,208	1,207
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (c)	1,218	1,218
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (c)	993	991
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (c)	2,280	2,169
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (c)	1,218	1,131
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/27/2032 (c) (n)	2,410	2,416
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.29%, 6/29/2028 (c)	343	321
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 5/9/2031 (c)	909	900
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (c)	2,765	2,764
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 11/21/2031 (c)	1,500	1,500
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (c)	2,135	2,016
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/27/2030 (c)	2,049	2,036
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (c)	3,730	3,718
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 4/1/2031 (c)	702	703
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (c) (n)	3,608	3,596
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/3/2028 (c)	1,218	1,215
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (c)	912	900
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.91%, 1/24/2031 (c)	1,474	1,476
		94,033
Total Loan Assignments (Cost $102,427)		97,671
Commercial Mortgage-Backed Securities — 1.2%
United States — 1.2%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.68%, 1/15/2020 ‡ (a) (i)	250	250
BANK
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (i)	1,703	1,509
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (i)	7,382	181
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	4,312
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.35%, 2/15/2039 (a) (i)	2,408	2,409
BX Trust Series 2022-LBA6, Class A, 4.66%, 1/15/2039 (a) (i)	10,375	10,381
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (i)	484	459
CD Mortgage Trust Series 2016-CD2, Class C, 3.96%, 11/10/2049 (i)	303	178
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (i)	35,497	413
Series K104, Class X1, IO, 1.11%, 1/25/2030 (i)	24,464	882
Series K108, Class X1, IO, 1.69%, 3/25/2030 (i)	11,812	681
Series K117, Class X1, IO, 1.22%, 8/25/2030 (i)	41,280	1,848
Series K724, Class X3, IO, 3.95%, 12/25/2044 (i)	213	—
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	12,354	462
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	57

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	11,650	735
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	10,990	496
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	11,410	723
Series K094, Class X3, IO, 2.12%, 7/25/2047 (i)	4,450	299
FNMA ACES Series 2020-M39, Class X2, IO, 1.41%, 8/25/2031 (i)	9,087	436
FREMF Series 2018-KF46, Class B, 5.74%, 3/25/2028 (a) (i)	55	53
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.29%, 9/25/2024 (a) (i)	237	237
Series 2017-KF41, Class B, 6.29%, 11/25/2024 (a) (i)	304	311
Series 2018-KF45, Class B, 5.74%, 3/25/2025 (a) (i)	150	157
Series 2017-KF40, Class B, 6.49%, 11/25/2027 (a) (i)	537	534
Series 2018-KF50, Class B, 5.69%, 7/25/2028 (a) (i)	645	624
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.04%, 5/10/2050 (i)	605	523
HCFT , 7.25%, 1/13/2027 ‡	6,283	6,241
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.15%, 7/15/2048 (i)	860	702
Series 2015-C31, Class C, 4.65%, 8/15/2048 (i)	395	308
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.40%, 12/15/2049 (i)	484	434
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (i)	257	247
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	2,922	2,905
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.40%, 5/15/2039 (a) (i)	3,090	3,090
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	571	562
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	360	352
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,288	1,201
Total Commercial Mortgage-Backed Securities (Cost $49,334)		46,885
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,272	1,117
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	30	26
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	485	381
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	213	209
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.88%, 2/25/2037 (i)	11	11
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	893	365
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 5.97%, 1/25/2043 (a) (i)	2,016	2,066
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.30%, 8/19/2045 (i)	345	313
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 6.57%, 4/25/2042 (a) (i)	1,700	1,735
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	2	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	82	1
Series 4120, Class UI, IO, 3.00%, 10/15/2027	68	1
Series 4313, Class UI, IO, 3.00%, 3/15/2029	105	2
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 3459, Class JS, IF, IO, 2.48%, 6/15/2038 (i)	122	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	24	1
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	93	12
Series 4173, Class I, IO, 4.00%, 3/15/2043	244	35
Series 4305, Class SK, IF, IO, 2.83%, 2/15/2044 (i)	2,468	391
Series 4585, Class JI, IO, 4.00%, 5/15/2045	812	93
Series 4694, Class SA, IF, IO, 2.33%, 6/15/2047 (i)	2,252	300
Series 4689, Class SD, IF, IO, 2.38%, 6/15/2047 (i)	4,079	531
Series 5022, IO, 3.00%, 9/25/2050	5,325	890
Series 5023, Class MI, IO, 3.00%, 10/25/2050	9,565	1,569
Series 5072, Class DI, IO, 3.50%, 2/25/2051	8,510	1,576
FHLMC, STRIPS Series 319, Class S2, IF, IO, 2.23%, 11/15/2043 (i)	4,945	708
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	177	3
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	108	2
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	41	1
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	637	10
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,282	88
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	319	22
Series 2012-93, Class SE, IF, IO, 2.32%, 9/25/2042 (i)	1,081	132
Series 2012-93, Class SG, IF, IO, 2.32%, 9/25/2042 (i)	221	28
Series 2014-14, Class SA, IF, IO, 2.17%, 4/25/2044 (i)	3,367	397
Series 2015-40, Class LS, IF, IO, 2.39%, 6/25/2045 (i)	1,722	207
Series 2015-85, Class SA, IF, IO, 1.84%, 11/25/2045 (i)	2,095	205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2016-39, Class LS, IF, IO, 2.22%, 7/25/2046 (i)	6,443	822
Series 2016-61, Class ST, IF, IO, 2.22%, 9/25/2046 (i)	4,258	531
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	24	1
GNMA
Series 2011-13, Class S, IF, IO, 2.18%, 1/16/2041 (i)	215	23
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (i)	316	10
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	124	13
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 3.97%, 8/19/2037 (i)	77	70
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.15%, 5/25/2036 (i)	1,114	947
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033 (i)	67	34
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	86	84
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.68%, 2/25/2035 (i)	45	43
Total Collateralized Mortgage Obligations (Cost $17,205)		16,018
Asset-Backed Securities — 0.2%
Cayman Islands — 0.0% ^
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 (a)	12	12
United States — 0.2%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	194	185
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 5.36%, 4/25/2034 (i)	7	6
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	121	122
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	59

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.40%, 2/25/2034 (i)	30	32
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.91%, 12/25/2032 (i)	9	9
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,165
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	313	313
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	410	413
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	432	408
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 4.76%, 7/25/2034 (i)	5	4
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	34	35
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	1,357	1,318
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	16	16
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	511	492
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	285	285
Saxon Asset Securities Trust Series 2004-3, Class M1, 4.69%, 12/26/2034 (i)	62	61
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,421	1,124
		6,988
Total Asset-Backed Securities (Cost $7,284)		7,000
	SHARES (000)
Common Stocks — 0.1%
France — 0.0% ^
Vallourec SACA	19	446
INVESTMENTS	SHARES (000)	VALUE ($000)

Luxembourg — 0.0% ^
Ardagh Holdings SA ‡ *	59	491
Ardagh Holdings SA ‡ * (a)	15	121
		612
United States — 0.1%
Altice France Sa ‡	72	1,414
Clear Channel Outdoor Holdings, Inc. *	71	169
Endo GUC Trust ‡ *	22	13
iHeartMedia, Inc., Class A *	25	80
Incora Intermediate LLC ‡ *	18	197
Keenova, Class A ‡	1	6
Keenova Therapeutics plc, Class B ‡	12	61
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity *	3	44
NMG Parent LLC, Escrow ‡ *	2	1
Par Health, Class A ‡	1	1,138
Par Health Inc., Class B ‡	12	111
Serta Simmons Bedding LLC *	84	762
SSB Equipment Co., Inc. ‡ *	84	—
		4,061
Total Common Stocks (Cost $5,432)		5,119
	NO. OF RIGHTS (000)
Rights — 0.0% ^
France — 0.0% ^
Altice France SA‡ *	3	50
Luxembourg — 0.0% ^
SES SA‡ *	35	534
Total Rights (Cost $—) (l)		584
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $402)	419	535
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	1	5
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Total Warrants (Cost $614)		5
	SHARES (000)
Short-Term Investments — 6.3%
Investment Companies — 6.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (o) (p) (Cost $253,725)	253,665	253,766
Total Investments — 101.7% (Cost $4,006,330)		4,099,692
Liabilities in Excess of Other Assets — (1.7)%		(68,795)
NET ASSETS — 100.0%		4,030,897

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $124,161 or 3.08% of the
Fund’s net assets as of February 28, 2026.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	61

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(k)	Defaulted security.
(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	February 28, 2026

Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	2,033	03/06/2026	EUR	282,282	2,101
Euro-BTP	1,299	03/06/2026	EUR	188,562	3,770
Euro-Buxl 30 Year Bond	28	03/06/2026	EUR	3,772	75
Euro-Schatz	5,447	03/06/2026	EUR	688,993	1,290
Australia 10 Year Bond	3,406	03/16/2026	AUD	268,014	3,403
U.S. Treasury 10 Year Note	128	06/18/2026	USD	14,564	114
U.S. Treasury 10 Year Ultra Note	2,053	06/18/2026	USD	239,656	2,435
Canada 10 Year Bond	562	06/19/2026	CAD	50,623	327
Long Gilt	403	06/26/2026	GBP	50,878	594
U.S. Treasury 2 Year Note	61	06/30/2026	USD	12,763	19
					14,128
Short Contracts
Euro-Bobl	(583)	03/06/2026	EUR	(80,949)	(619)
Euro-Bund	(1,188)	03/06/2026	EUR	(182,936)	(2,577)
Japan 10 Year Bond	(280)	03/13/2026	JPY	(238,448)	(1,113)
U.S. Treasury 10 Year Note	(24)	06/18/2026	USD	(2,731)	(18)
U.S. Treasury 10 Year Ultra Note	(1,064)	06/18/2026	USD	(124,205)	(1,269)
U.S. Treasury Long Bond	(154)	06/18/2026	USD	(18,239)	(163)
U.S. Treasury Ultra Bond	(1,708)	06/18/2026	USD	(207,629)	(2,939)
U.S. Treasury 2 Year Note	(339)	06/30/2026	USD	(70,931)	(112)
U.S. Treasury 5 Year Note	(3,561)	06/30/2026	USD	(392,155)	(1,535)
					(10,345)
					3,783

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	63

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	447,854	USD	528,670	Morgan Stanley	3/4/2026	539
USD	540,429	EUR	452,365	Morgan Stanley	3/4/2026	5,889
USD	11,538	GBP	8,394	Citibank, NA	3/4/2026	227
BRL	44,796	USD	8,511	BNP Paribas**	3/24/2026	177
CHF	15,275	USD	19,771	Goldman Sachs International	3/24/2026	149
EUR	33,531	USD	39,616	Goldman Sachs International	3/24/2026	50
HUF	6,381,742	EUR	16,874	Morgan Stanley	3/24/2026	21
KRW	29,021,058	USD	19,950	Citibank, NA**	3/24/2026	212
KRW	24,587,880	USD	17,034	Goldman Sachs International**	3/24/2026	49
TRY	866,073	USD	19,299	Barclays Bank plc	3/24/2026	72
TRY	190,690	USD	4,240	HSBC Bank, NA	3/24/2026	25
TWD	1,250,742	USD	39,603	Goldman Sachs International**	3/24/2026	313
USD	69,311	CAD	94,327	State Street Bank & Trust	3/24/2026	95
USD	59,741	CHF	45,805	Goldman Sachs International	3/24/2026	9
USD	69,448	COP	256,807,870	Goldman Sachs International**	3/24/2026	1,396
USD	8,803	CZK	179,889	Goldman Sachs International	3/24/2026	29
USD	71,988	EUR	60,564	BNP Paribas	3/24/2026	343
USD	20,782	GBP	15,255	Morgan Stanley	3/24/2026	222
USD	12,093	JPY	1,852,133	HSBC Bank, NA	3/24/2026	211
USD	177,641	MXN	3,060,424	Goldman Sachs International	3/24/2026	298
ZAR	317,389	USD	19,825	Merrill Lynch International	3/24/2026	73
EUR	3,246	USD	3,838	HSBC Bank, NA	4/7/2026	5
USD	11,319	GBP	8,394	Goldman Sachs International	4/7/2026	6
Total unrealized appreciation						10,410
EUR	4,511	USD	5,351	HSBC Bank, NA	3/4/2026	(20)
GBP	8,394	USD	11,318	Goldman Sachs International	3/4/2026	(7)
CHF	15,136	USD	19,866	Goldman Sachs International	3/24/2026	(128)
CLP	51,984,775	USD	60,263	Goldman Sachs International**	3/24/2026	(701)
CLP	8,706,837	USD	10,037	HSBC Bank (Hong Kong)**	3/24/2026	(61)
CNY	138,039	USD	20,149	BNP Paribas**	3/24/2026	(121)
CNY	528,214	USD	76,726	Morgan Stanley**	3/24/2026	(86)
COP	14,966,476	USD	4,028	BNP Paribas**	3/24/2026	(62)
EUR	97,752	USD	116,184	BNP Paribas	3/24/2026	(546)
GBP	14,837	CHF	15,486	BNP Paribas	3/24/2026	(198)
GBP	14,906	EUR	17,043	Morgan Stanley	3/24/2026	(72)
GBP	14,621	USD	19,947	Goldman Sachs International	3/24/2026	(242)
GBP	14,612	USD	19,942	Morgan Stanley	3/24/2026	(250)
HUF	6,420,381	EUR	17,079	Barclays Bank plc	3/24/2026	(101)
JPY	3,091,159	EUR	16,973	Morgan Stanley	3/24/2026	(247)
PLN	89,529	USD	25,211	Citibank, NA	3/24/2026	(157)
USD	44,986	AUD	63,603	HSBC Bank, NA	3/24/2026	(273)
USD	12,585	BRL	66,159	Goldman Sachs International**	3/24/2026	(246)
USD	19,967	BRL	104,294	HSBC Bank (Hong Kong)**	3/24/2026	(260)
USD	39,393	HUF	12,594,999	Citibank, NA	3/24/2026	(44)
USD	11,497	JPY	1,799,891	BNP Paribas	3/24/2026	(50)
USD	20,041	KRW	28,993,269	Citibank, NA**	3/24/2026	(102)
USD	19,830	PHP	1,161,259	Goldman Sachs International**	3/24/2026	(287)
USD	19,283	PHP	1,115,549	HSBC Bank (Hong Kong)**	3/24/2026	(43)
USD	20,953	ZAR	336,876	Barclays Bank plc	3/24/2026	(167)
USD	98,942	IDR	1,665,895,353	Goldman Sachs International**	3/25/2026	(228)
USD	521,355	EUR	440,925	Morgan Stanley	4/7/2026	(631)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	February 28, 2026

CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Total unrealized depreciation				(5,330)
Net unrealized appreciation				5,080

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 152,178	(10,644)	(1,043)	(11,687)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.61	EUR 13,359	(1,496)	(230)	(1,726)
						(12,140)	(1,273)	(13,413)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	65

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of February 28, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	34	34
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR1,349,150	29	1,610	1,639
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR34,940	—	838	838
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR31,535	—	492	492
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK448,305	—	515	515
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	145	145
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	145	145
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK706,120	—	866	866
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP306,730	18	1,130	1,148
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP1,384,900	—	6,282	6,282
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL146,705	—	206	206
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL83,253	—	207	207
					47	12,470	12,517
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL108,035	—	(33)	(33)
					47	12,437	12,484

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Overnight Index Average

(a)	Value of floating rate index at February 28, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.27%
1 day SONIA	3.73
6 month EURIBOR	2.13
6 month PRIBOR	3.45
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 38.6%
Aerospace & Defense — 0.0% ^
ICITII 6.00%, 1/31/2033 ‡ (a)	415	186
Automobile Components — 0.2%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,870	1,868
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	10,324	10,554
5.63% (Cash), 5/15/2027 (a) (b)	3,029	3,069
		15,491
Automobiles — 2.9%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.24%, 4/2/2026 (a) (c)	27,402	27,410
(SOFRINDX + 0.80%), 4.48%, 8/13/2026 (a) (c)	14,100	14,139
(SOFRINDX + 0.78%), 4.48%, 3/19/2027 (a) (c)	24,360	24,477
(SOFR + 0.71%), 4.39%, 8/11/2027 (a) (c)	20,240	20,307
(SOFRINDX + 0.92%), 4.60%, 8/13/2027 (a) (c)	23,581	23,735
Hyundai Capital America (SOFR + 1.12%), 4.82%, 6/23/2027 (a) (c)	18,310	18,441
Mercedes-Benz Finance North America LLC (Germany)
(SOFR + 0.63%), 4.30%, 7/31/2026 (a) (c)	39,551	39,620
(SOFR + 0.78%), 4.47%, 4/1/2027 (a) (c)	25,170	25,280
(SOFR + 0.85%), 4.51%, 11/15/2027 (a) (c)	28,405	28,552
(SOFR + 0.93%), 4.62%, 3/31/2028 (a) (c)	17,540	17,625
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.83%), 4.53%, 3/20/2026 (a) (c)	22,956	22,964
(SOFR + 1.06%), 4.72%, 8/14/2026 (a) (c)	13,760	13,806
		276,356
Banks — 14.7%
ANZ New Zealand Int'l Ltd. (New Zealand) (SOFR + 0.61%), 4.29%, 1/22/2029 (a) (c)	1,800	1,799
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.56%), 4.26%, 3/18/2026 (a) (c)	2,000	2,000
(SOFR + 0.47%), 4.17%, 12/16/2026 (a) (c)	18,400	18,461
(SOFR + 0.81%), 4.48%, 1/18/2027 (a) (c)	22,500	22,615
(SOFR + 0.68%), 4.37%, 7/16/2027 (a) (c)	5,128	5,156
(SOFR + 0.59%), 4.29%, 12/8/2028 (a) (c)	7,560	7,582
Bank of America Corp.
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (c) (d) (e)	1,068	1,068
(3-MONTH CME TERM SOFR + 1.02%), 4.74%, 9/15/2026 (c)	9,649	9,671
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 0.91%), 4.70%, 12/1/2026 (c)	200	200
(SOFR + 0.97%), 4.65%, 7/22/2027 (c)	6,740	6,754
(SOFR + 1.35%), 5.05%, 9/15/2027 (c)	6,591	6,624
(SOFR + 1.05%), 4.73%, 2/4/2028 (c)	24,282	24,413
Bank of America NA (SOFR + 1.02%), 4.68%, 8/18/2026 (c)	4,017	4,029
Bank of Montreal (Canada)
(SOFRINDX + 1.33%), 5.03%, 6/5/2026 (c)	17,500	17,553
(SOFRINDX + 0.76%), 4.46%, 6/4/2027 (c)	8,850	8,893
(SOFRINDX + 0.88%), 4.58%, 9/10/2027 (c)	24,820	24,888
(SOFR + 0.62%), 4.31%, 1/13/2028 (c)	18,440	18,475
Bank of Nova Scotia (The) (Canada)
(SOFRINDX + 0.55%), 4.25%, 3/2/2026 (c)	7,472	7,472
(SOFRINDX + 0.78%), 4.48%, 6/4/2027 (c)	9,100	9,149
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.22%), 4.91%, 10/2/2026 (c)	13,200	13,271
(SOFRINDX + 0.93%), 4.63%, 9/11/2027 (c)	23,060	23,130
(SOFR + 0.72%), 4.41%, 1/13/2028 (c)	9,170	9,188
Citibank NA
(SOFRINDX + 0.59%), 4.27%, 4/30/2026 (c)	37,728	37,743
(SOFR + 0.71%), 4.39%, 8/6/2026 (c)	27,670	27,710
(SOFR + 0.78%), 4.49%, 5/29/2027 (c)	8,270	8,324
(SOFR + 0.71%), 4.39%, 11/19/2027 (c)	27,500	27,569
Citigroup, Inc.
(SOFR + 0.77%), 4.47%, 6/9/2027 (c)	18,370	18,383
(SOFR + 1.14%), 4.82%, 5/7/2028 (c)	30,620	30,796
Commonwealth Bank of Australia (Australia)
(SOFR + 0.75%), 4.45%, 3/13/2026 (a) (c)	9,250	9,252
(SOFR + 0.46%), 4.13%, 11/27/2026 (a) (c)	6,140	6,151
Cooperatieve Rabobank UA (Netherlands)
(SOFRINDX + 0.62%), 4.28%, 8/28/2026 (c)	19,000	19,036
(SOFRINDX + 0.71%), 4.41%, 3/5/2027 (c)	30,000	30,122
(SOFR + 0.59%), 4.26%, 5/27/2027 (c)	20,250	20,312
(SOFR + 0.60%), 4.27%, 1/21/2028 (c)	23,980	24,073
Credit Agricole SA (France)
(SOFR + 1.29%), 4.97%, 7/5/2026 (a) (c)	13,125	13,178
(SOFR + 0.87%), 4.57%, 3/11/2027 (a) (c)	22,360	22,479
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 3/9/2026 (c) (d) (e)	14,400	14,380
(SOFR + 1.57%), 5.23%, 8/14/2027 (c)	7,320	7,357
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	67

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC USA, Inc.
(SOFR + 0.96%), 4.66%, 3/4/2027 (c)	31,192	31,380
(SOFR + 0.97%), 4.67%, 6/3/2028 (c)	13,740	13,832
ING Groep NV (Netherlands)
(SOFRINDX + 1.01%), 4.70%, 4/1/2027 (c)	2,375	2,376
(SOFRINDX + 1.56%), 5.26%, 9/11/2027 (c)	1,534	1,543
Lloyds Banking Group plc (United Kingdom) (SOFRINDX + 1.56%), 5.23%, 8/7/2027 (c)	4,320	4,343
Morgan Stanley Bank NA
(SOFR + 1.17%), 4.85%, 10/30/2026 (c)	10,150	10,208
(SOFR + 0.69%), 4.37%, 10/15/2027 (c)	24,400	24,449
(SOFR + 1.08%), 4.77%, 1/14/2028 (c)	21,535	21,652
Morgan Stanley Private Bank NA (SOFR + 0.77%), 4.46%, 7/6/2028 (c)	18,400	18,443
National Australia Bank Ltd. (Australia)
(SOFR + 0.65%), 4.34%, 1/12/2027 (a) (c)	3,275	3,291
(SOFR + 0.62%), 4.32%, 6/11/2027 (a) (c)	13,630	13,692
(SOFR + 0.60%), 4.28%, 10/26/2027 (a) (c)	25,400	25,482
National Bank of Canada (Canada) (SOFRINDX + 0.90%), 4.59%, 3/25/2027 (c)	18,050	18,056
National Securities Clearing Corp. (SOFR + 0.57%), 4.24%, 5/20/2027 (a) (c)	39,731	39,837
NatWest Markets plc (United Kingdom)
(SOFR + 0.76%), 4.44%, 9/29/2026 (a) (c)	9,170	9,195
(SOFR + 0.90%), 4.56%, 5/17/2027 (a) (c)	9,100	9,142
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (e) (f)	49,611	49,696
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f) (g)	22,030	22,068
(SOFR + 0.74%), 4.44%, 3/19/2027 (a) (c)	18,360	18,452
Royal Bank of Canada (Canada)
(SOFRINDX + 0.57%), 4.25%, 4/27/2026 (c)	33,077	33,094
(SOFRINDX + 1.08%), 4.75%, 7/20/2026 (c)	36,740	36,862
(SOFRINDX + 0.46%), 4.14%, 8/3/2026 (c)	18,400	18,419
(SOFRINDX + 0.59%), 4.27%, 11/2/2026 (c)	13,720	13,763
(SOFRINDX + 0.79%), 4.47%, 7/23/2027 (c)	36,750	36,814
(SOFRINDX + 0.72%), 4.39%, 10/18/2027 (c)	9,150	9,175
(SOFRINDX + 0.82%), 4.50%, 3/27/2028 (c)	9,220	9,250
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.89%), 4.59%, 3/5/2027 (a) (c)	8,960	9,027
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France) (SOFR + 1.10%), 4.77%, 2/19/2027 (a) (c)	13,750	13,808
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.30%), 4.98%, 7/13/2026 (c)	17,550	17,619
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 1.12%), 4.81%, 3/9/2026 (a) (c)	18,650	18,653
(SOFR + 1.15%), 4.84%, 9/14/2026 (a) (c)	7,800	7,840
Svenska Handelsbanken AB (Sweden)
(SOFR + 1.25%), 4.95%, 6/15/2026 (a) (c)	13,125	13,161
(SOFR + 0.66%), 4.33%, 5/28/2027 (a) (c)	4,450	4,463
Swedbank AB (Sweden) (SOFRINDX + 1.38%), 5.08%, 6/15/2026 (a) (c)	16,800	16,856
Toronto-Dominion Bank (The) (Canada)
(SOFR + 1.08%), 4.75%, 7/17/2026 (c)	24,160	24,240
(SOFR + 0.62%), 4.32%, 12/17/2026 (c)	19,300	19,346
(SOFR + 0.73%), 4.41%, 4/5/2027 (c)	19,772	19,855
(SOFR + 0.82%), 4.50%, 1/31/2028 (c)	18,400	18,499
US Bank NA (SOFR + 0.69%), 4.37%, 10/22/2027 (c)	17,277	17,304
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	62,362	62,298
(SOFR + 0.78%), 4.46%, 1/24/2028 (c)	27,496	27,567
Wells Fargo Bank NA (SOFR + 1.06%), 4.74%, 8/7/2026 (c)	21,366	21,426
Westpac Banking Corp. (Australia)
(SOFR + 0.42%), 4.11%, 4/16/2026 (c)	20,300	20,307
(SOFR + 0.46%), 4.13%, 10/20/2026 (c)	23,000	23,060
		1,409,099
Beverages — 1.2%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.24%, 11/15/2026 (c)	55,401	55,464
(SOFRINDX + 0.88%), 4.58%, 3/15/2027 (c)	38,100	38,157
Pepsico Singapore Financing I Pte. Ltd. (SOFRINDX + 0.56%), 4.22%, 2/16/2027 (c)	22,350	22,429
		116,050
Biotechnology — 0.1%
AbbVie, Inc. (SOFRINDX + 0.48%), 4.17%, 3/3/2028 (c)	13,860	13,888
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	2,753	2,575
9.75%, 10/1/2027 (a)	307	306
		2,881
Building Products — 0.0% ^
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	900	737
Capital Markets — 3.1%
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.47%, 3/18/2027 (c)	2,428	2,428
(SOFR + 0.75%), 4.42%, 5/21/2027 (c)	50,327	50,382
Goldman Sachs Group, Inc. (The)
(SOFR + 0.81%), 4.51%, 3/9/2027 (c)	9,494	9,494
(SOFR + 0.82%), 4.52%, 9/10/2027 (c)	10,886	10,906
(SOFR + 0.92%), 4.59%, 10/21/2027 (c)	4,535	4,547
(3-MONTH CME TERM SOFR + 2.01%), 5.68%, 10/28/2027 (c)	41,284	41,675
(SOFR + 1.29%), 4.97%, 4/23/2028 (c)	13,750	13,854
(SOFR + 0.71%), 4.38%, 1/21/2029 (c)	18,440	18,444
(SOFR + 0.86%), 4.52%, 2/16/2029 (c)	18,460	18,468
Macquarie Bank Ltd. (Australia)
(SOFR + 1.24%), 4.94%, 6/15/2026 (a) (c)	11,056	11,090
(SOFR + 1.20%), 4.90%, 12/7/2026 (a) (c)	8,900	8,963
(SOFR + 0.92%), 4.61%, 7/2/2027 (a) (c)	9,100	9,167
(SOFR + 0.48%), 4.16%, 2/3/2028 (a) (c)	13,830	13,842
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.22%, 10/9/2026 (a) (c)	18,360	18,380
Morgan Stanley (SOFR + 1.02%), 4.71%, 4/13/2028 (c)	25,244	25,369
UBS AG (Switzerland) (SOFR + 0.50%), 4.16%, 5/17/2027 (c)	36,670	36,698
		293,707
Chemicals — 0.0% ^
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	730	730
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	500	499
		1,229
Commercial Services & Supplies — 0.0% ^
CoreCivic, Inc. 8.25%, 4/15/2029	1,015	1,056
Consumer Finance — 7.5%
American Express Co.
(SOFR + 0.75%), 4.43%, 4/23/2027 (c)	32,950	32,965
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFRINDX + 0.97%), 4.65%, 7/28/2027 (c)	2,966	2,974
(SOFRINDX + 1.00%), 4.66%, 2/16/2028 (c)	34,583	34,773
(SOFR + 0.93%), 4.61%, 7/26/2028 (c)	20,625	20,719
(SOFR + 0.59%), 4.27%, 2/9/2029 (c)	9,230	9,229
American Honda Finance Corp.
(SOFR + 0.55%), 4.23%, 5/11/2026 (c)	32,905	32,929
Series A, (SOFR + 0.65%), 4.32%, 5/20/2026 (c)	21,980	22,009
(SOFR + 0.55%), 4.22%, 5/21/2026 (c)	17,380	17,399
(SOFR + 0.65%), 4.34%, 7/15/2026 (c)	22,900	22,940
(SOFRINDX + 0.72%), 4.40%, 10/5/2026 (c)	13,408	13,445
(SOFR + 0.60%), 4.29%, 10/6/2026 (c)	16,540	16,573
(SOFR + 0.75%), 4.44%, 1/15/2027 (c)	15,862	15,925
(SOFR + 0.73%), 4.43%, 3/8/2027 (c)	33,350	33,491
(SOFR + 0.77%), 4.47%, 3/12/2027 (c)	13,450	13,481
(SOFR + 0.71%), 4.40%, 7/9/2027 (c)	11,950	12,001
Series A, (SOFR + 0.65%), 4.32%, 11/19/2027 (c)	15,450	15,471
(SOFR + 0.82%), 4.52%, 3/3/2028 (c)	5,469	5,493
(SOFR + 0.90%), 4.59%, 9/1/2028 (c)	18,830	18,915
Caterpillar Financial Services Corp.
(SOFR + 0.69%), 4.38%, 10/16/2026 (c)	28,200	28,290
(SOFR + 0.38%), 4.07%, 1/7/2027 (c)	12,574	12,598
(SOFR + 0.52%), 4.18%, 5/14/2027 (c)	19,484	19,559
(SOFR + 0.53%), 4.22%, 7/7/2027 (c)	8,260	8,272
(SOFR + 0.56%), 4.22%, 11/15/2027 (c)	23,000	23,087
(SOFR + 0.40%), 4.09%, 1/10/2028 (c)	13,770	13,790
(SOFR + 0.52%), 4.22%, 3/3/2028 (c)	9,764	9,796
(SOFR + 0.49%), 4.16%, 2/23/2029 (c)	13,850	13,896
Ford Motor Credit Co. LLC 3.82%, 11/2/2027	2,695	2,673
John Deere Capital Corp.
(SOFR + 0.57%), 4.26%, 3/3/2026 (c)	11,766	11,766
(SOFR + 0.79%), 4.48%, 6/8/2026 (c)	14,634	14,660
(SOFR + 0.40%), 4.15%, 1/5/2027 (c)	23,720	23,740
(SOFR + 0.60%), 4.27%, 4/19/2027 (c)	13,993	14,045
(SOFR + 0.60%), 4.29%, 6/11/2027 (c)	13,966	14,031
(SOFR + 0.68%), 4.36%, 7/15/2027 (c)	23,650	23,788
(SOFR + 0.50%), 4.19%, 3/6/2028 (c)	4,430	4,450
Toyota Motor Credit Corp.
(SOFRINDX + 0.45%), 4.14%, 4/10/2026 (c)	2,634	2,635
(SOFRINDX + 0.89%), 4.55%, 5/18/2026 (c)	29,808	29,859
(SOFR + 0.47%), 4.16%, 1/8/2027 (c)	9,123	9,147
(SOFR + 0.65%), 4.35%, 3/19/2027 (c)	23,000	23,082
(SOFR + 0.71%), 4.37%, 5/14/2027 (c)	21,331	21,434
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	69

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.50%), 4.16%, 8/25/2027 (c)	25,596	25,638
Series B, (SOFR + 0.45%), 4.14%, 1/12/2028 (c)	25,390	25,450
		716,418
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc. (SOFRINDX + 0.43%), 4.11%, 4/28/2027 (c)	35,753	35,856
Containers & Packaging — 0.0% ^
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	845	865
Diversified Telecommunication Services — 0.1%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	87	87
5.00%, 2/1/2028 (a)	4,140	4,131
Frontier Communications Holdings LLC 5.88%, 11/1/2029	506	511
Verizon Communications, Inc. (SOFRINDX + 0.79%), 4.49%, 3/20/2026 (c)	4,848	4,849
		9,578
Electric Utilities — 0.8%
Georgia Power Co. (SOFRINDX + 0.28%), 3.98%, 9/15/2026 (c)	33,293	33,298
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/2027	9,190	9,294
(SOFRINDX + 0.80%), 4.48%, 2/4/2028 (c)	37,826	38,063
		80,655
Energy Equipment & Services — 0.0% ^
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	269	275
Entertainment — 0.5%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,255	3,270
4.75%, 10/15/2027 (a)	3,690	3,688
Walt Disney Co. (The) (SOFRINDX + 0.47%), 4.15%, 3/14/2029 (c)	36,910	36,920
		43,878
Financial Services — 1.4%
Mastercard, Inc. (SOFRINDX + 0.44%), 4.14%, 3/15/2028 (c)	1,649	1,658
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.33%), 4.01%, 10/30/2026 (c)	16,400	16,404
(SOFR + 0.58%), 4.25%, 11/22/2026 (c)	36,240	36,338
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
(SOFR + 0.80%), 4.48%, 2/5/2027 (c)	24,035	24,141
Series D, (SOFRINDX + 0.43%), 4.11%, 8/9/2027 (c)	13,850	13,864
(SOFR + 0.82%), 4.52%, 9/16/2027 (c)	13,800	13,879
PayPal Holdings, Inc. (SOFR + 0.67%), 4.37%, 3/6/2028 (c)	25,917	25,980
		132,264
Ground Transportation — 0.0% ^
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	759	758
Hertz Corp. (The), Escrow 5.50%, 10/15/2024 ‡ (a) (h)	1,753	—
		758
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories (SOFRINDX + 0.50%), 4.19%, 3/9/2029 (c) (i)	27,700	27,701
Health Care Providers & Services — 0.6%
HCA, Inc. (SOFR + 0.87%), 4.56%, 3/1/2028 (c)	15,822	15,898
Tenet Healthcare Corp. 5.13%, 11/1/2027	6,530	6,534
UnitedHealth Group, Inc. (SOFR + 0.50%), 4.19%, 7/15/2026 (c)	36,855	36,898
		59,330
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	275	275
5.00%, 5/15/2027 (a)	3,935	3,926
		4,201
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	2,825	2,824
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC (SOFR + 0.60%), 4.29%, 1/8/2028 (c)	6,440	6,452
Industrial Conglomerates — 0.2%
Siemens Funding BV (Germany) (SOFR + 0.64%), 4.31%, 5/26/2028 (a) (c)	16,380	16,459
Insurance — 0.2%
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 4.26%, 4/9/2026 (a) (c)	13,900	13,906
Interactive Media & Services — 0.2%
Alphabet, Inc. (SOFR + 0.52%), 4.18%, 11/15/2028 (c)	18,350	18,469
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	900	871
Machinery — 0.2%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.96%), 4.64%, 9/25/2027 (a) (c)	9,560	9,599
(SOFR + 0.84%), 4.53%, 1/13/2028 (a) (c)	13,750	13,765
		23,364
Media — 0.1%
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,075	679
5.75%, 1/15/2030 (a)	1,595	616
DISH DBS Corp.
7.75%, 7/1/2026	1,820	1,797
5.25%, 12/1/2026 (a)	2,350	2,283
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,601	2,311
10.88%, 5/1/2030 (a)	900	668
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,705	1,705
4.75%, 11/1/2028 (a)	2,100	2,090
		12,149
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.44%, 10/1/2026 (a) (c)	13,850	13,878
(SOFRINDX + 1.06%), 4.74%, 4/4/2027 (a) (c)	13,390	13,449
		27,327
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc. (SOFRINDX + 0.52%), 4.18%, 11/18/2027 (c)	24,585	24,621
Oil, Gas & Consumable Fuels — 0.7%
Chevron USA, Inc.
(SOFRINDX + 0.36%), 4.03%, 2/26/2027 (c)	27,222	27,282
(SOFRINDX + 0.47%), 4.14%, 2/26/2028 (c)	15,209	15,309
(SOFR + 0.57%), 4.25%, 8/13/2028 (c)	19,750	19,890
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	734	755
Expand Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (h)	5,690	—
NuStar Logistics LP 6.00%, 6/1/2026	845	845
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	1,565	1,575
9.88%, 7/15/2031 (a)	779	834
		66,490
Personal Care Products — 0.0% ^
ESC SANCHEZ 8.88%, 3/15/2070 ‡ (a) (h)	3,888	—
Pharmaceuticals — 1.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,860	2,958
Eli Lilly & Co. (SOFR + 0.53%), 4.22%, 10/15/2028 (c)	19,608	19,725
GlaxoSmithKline Capital plc (United Kingdom) (SOFR + 0.50%), 4.20%, 3/12/2027 (c)	36,800	36,912
Merck & Co., Inc.
(SOFR + 0.46%), 4.16%, 9/15/2027 (c)	6,909	6,942
(SOFR + 0.57%), 4.27%, 3/15/2029 (c)	9,160	9,185
Novartis Capital Corp. (SOFR + 0.52%), 4.20%, 11/5/2028 (c)	12,370	12,458
Pfizer, Inc. (SOFR + 0.50%), 4.16%, 11/15/2027 (c)	6,426	6,449
Roche Holdings, Inc. (SOFR + 0.74%), 4.42%, 11/13/2026 (a) (c)	16,227	16,308
Sanofi SA (SOFR + 0.46%), 4.14%, 11/3/2027 (c)	4,600	4,620
		115,557
Software — 0.5%
Oracle Corp. (SOFR + 0.76%), 4.44%, 8/3/2028 (c)	44,560	44,088
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	290	290
		44,378
Specialized REITs — 0.5%
Public Storage Operating Co. (SOFRINDX + 0.70%), 4.39%, 4/16/2027 (c)	48,082	48,281
Specialty Retail — 0.0% ^
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	129	— (j)
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co. (SOFR + 0.96%), 4.66%, 9/15/2028 (c)	18,340	18,424
Tobacco — 0.1%
Philip Morris International, Inc. (SOFR + 0.83%), 4.51%, 4/28/2028 (c)	10,000	10,058
Total Corporate Bonds (Cost $3,685,673)		3,692,089
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	71

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 18.3%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 3/25/2056 (i)	92,000	90,974
TBA, 6.00%, 3/25/2056 (i)	506,000	518,999
TBA, 6.00%, 4/25/2056 (i)	1,110,000	1,138,427
Total Mortgage-Backed Securities (Cost $1,746,470)		1,748,400
Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 5.48%, 9/25/2035 (k)	—	—
Series 2005-10, Class 1A21, 5.53%, 1/25/2036 (k)	337	321
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	35	35
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	31	29
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	167	140
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	141
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	14	13
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	—	—
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	—	—
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	286	142
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	—	—
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 4.17%, 9/25/2046 (k)	—	—
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (k)	886	868
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (k)	2,907	2,716
Series 2020-3, Class A1, 1.69%, 4/25/2065 (a) (k)	6,546	6,306
Series 2022-2, Class A1, 3.35%, 1/25/2067 (a) (k)	6,424	6,275
Series 2022-3, Class A1, 4.00%, 1/25/2067 (a)	8,494	8,459
Series 2024-1, Class A1, 5.21%, 8/25/2068 (a) (l)	5,611	5,614
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-11, Class A1, 5.70%, 8/25/2069 (a) (l)	4,607	4,654
Series 2024-11, Class A3, 6.06%, 8/25/2069 (a) (l)	1,753	1,770
Series 2024-9, Class A1, 5.14%, 9/25/2069 (a) (l)	7,368	7,394
Series 2024-10, Class A1, 5.35%, 10/25/2069 (a) (l)	1,632	1,642
AOMT Series 2024-6, Class A1, 4.65%, 11/25/2067 (a) (l)	4,198	4,193
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 3/25/2029	206	189
Banc of America Funding Trust
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	152	136
Series 2006-D, Class 5A2, 5.19%, 5/20/2036 (k)	259	224
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	—	—
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 9/25/2051 (a) (k)	3,392	3,148
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 6.06%, 2/25/2036 (k)	—	—
Bravo Residential Funding Trust Series 2025-NQM3, Class A1, 5.57%, 3/25/2065 (a) (l)	7,885	7,966
BRAVO Residential Funding Trust
Series 2023-NQM1, Class A1, 5.76%, 1/25/2063 (a) (l)	5,658	5,641
Series 2023-NQM1, Class A2, 6.35%, 1/25/2063 (a) (l)	1,490	1,486
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	—	—
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	236	125
Series 2006-15, Class A1, 6.25%, 10/25/2036	—	—
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	349	144
Series 2007-5, Class A6, 4.14%, 5/25/2037 (k)	—	—
Citigroup Mortgage Loan Trust Series 2014-10, Class 4A1, 3.96%, 2/25/2037 (a) (k)	263	263
COLT Mortgage Loan Trust
Series 2023-3, Class A1, 7.18%, 9/25/2068 (a) (l)	5,759	5,814
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-6, Class A1, 5.53%, 8/25/2070 (a) (l)	17,902	18,102
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.18%, 10/25/2039 (a) (k)	10,580	10,730
Series 2021-R01, Class 1M2, 5.22%, 10/25/2041 (a) (k)	6,335	6,361
Series 2022-R01, Class 1M1, 4.67%, 12/25/2041 (a) (k)	2,524	2,524
Series 2021-R03, Class 1M2, 5.32%, 12/25/2041 (a) (k)	19,577	19,665
Series 2022-R02, Class 2M2, 6.67%, 1/25/2042 (a) (k)	10,181	10,340
Series 2022-R04, Class 1M2, 6.77%, 3/25/2042 (a) (k)	12,435	12,703
Series 2022-R05, Class 2M1, 5.57%, 4/25/2042 (a) (k)	465	465
Series 2023-R01, Class 1M1, 6.07%, 12/25/2042 (a) (k)	6,426	6,591
Series 2023-R02, Class 1M1, 5.97%, 1/25/2043 (a) (k)	7,566	7,756
Series 2023-R04, Class 1M1, 5.97%, 5/25/2043 (a) (k)	6,558	6,695
Series 2023-R08, Class 1M1, 5.17%, 10/25/2043 (a) (k)	2,648	2,653
Series 2024-R01, Class 1M1, 4.72%, 1/25/2044 (a) (k)	375	375
Series 2024-R02, Class 1M1, 4.77%, 2/25/2044 (a) (k)	3,837	3,837
Series 2024-R04, Class 1M1, 4.77%, 5/25/2044 (a) (k)	2,664	2,665
Series 2024-R05, Class 2M1, 4.67%, 7/25/2044 (a) (k)	431	431
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	7
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	—	—
Deephaven Residential Mortgage Trust Series 2021-3, Class A1, 1.19%, 8/25/2066 (a) (k)	10,330	9,280
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 4.09%, 3/25/2037 (k)	—	—
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (k)	47	46
Series 2005-1, Class 1A1, 4.29%, 2/25/2035 (k)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

EFMT Series 2025-NQM1, Class A1, 5.67%, 1/25/2070 (a) (k)	6,652	6,722
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class M2, 5.32%, 1/25/2034 (a) (k)	3,993	4,011
Series 2021-DNA6, Class M2, 5.17%, 10/25/2041 (a) (k)	20,713	20,770
Series 2022-DNA2, Class M1A, 4.97%, 2/25/2042 (a) (k)	3,308	3,310
Series 2022-DNA2, Class M1B, 6.07%, 2/25/2042 (a) (k)	3,510	3,552
Series 2022-HQA1, Class M1A, 5.77%, 3/25/2042 (a) (k)	2,117	2,121
Series 2022-DNA3, Class M1B, 6.57%, 4/25/2042 (a) (k)	16,894	17,243
Series 2023-DNA1, Class M1A, 5.77%, 3/25/2043 (a) (k)	1,406	1,421
Series 2024-DNA1, Class M1, 5.02%, 2/25/2044 (a) (k)	1,748	1,752
Series 2024-HQA1, Class M1, 4.92%, 3/25/2044 (a) (k)	5,940	5,946
Series 2024-DNA2, Class M1, 4.87%, 5/25/2044 (a) (k)	11,641	11,649
Series 2024-DNA3, Class M2, 5.12%, 10/25/2044 (a) (k)	1,942	1,943
Series 2025-DNA1, Class M1, 4.72%, 1/25/2045 (a) (k)	6,572	6,572
FNMA, REMIC Series 2021-47, Class QI, IO, 2.50%, 10/25/2049	33,818	3,923
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059 (a) (k)	1,576	1,557
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (l)	1,309	1,297
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a) (l)	4,914	4,954
Series 2025-NQM5, Class A1, 4.98%, 8/25/2070 (a) (k)	13,419	13,469
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	—	—
HarborView Mortgage Loan Trust Series 2007-1, Class 2A1A, 4.04%, 3/19/2037 (k)	—	—
Impac CMB Trust Series 2004-6, Class 1A2, 4.57%, 10/25/2034 (k)	—	—
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 4.29%, 5/25/2033 (a) (k)	1,724	1,706
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	4	4
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	73

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	—	—
MFA Trust Series 2023-INV2, Class A1, 6.77%, 10/25/2058 (a) (l)	3,727	3,759
Mill City Mortgage Loan Trust Series 2023-NQM1, Class A1, 6.05%, 10/25/2067 (a) (l)	6,288	6,269
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	645	599
New Residential Mortgage Loan Trust Series 2018-RPL1, Class A1, 3.50%, 12/25/2057 (a) (k)	7,349	7,207
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 3.93%, 12/26/2036 (a) (k)	4	4
NYMT Loan Trust Series 2024-INV1, Class A1, 5.38%, 6/25/2069 (a) (k)	4,188	4,214
OBX Trust
Series 2022-NQM7, Class A1, 5.11%, 8/25/2062 (a) (l)	6,060	6,054
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (l)	6,980	6,969
Series 2023-NQM5, Class A1A, 6.57%, 6/25/2063 (a) (l)	2,952	2,960
Series 2023-NQM10, Class A1, 6.46%, 10/25/2063 (a) (l)	1,348	1,360
Series 2024-NQM13, Class A3, 5.42%, 6/25/2064 (a) (l)	2,406	2,413
Series 2024-NQM11, Class A3, 6.23%, 6/25/2064 (a) (l)	6,436	6,506
Series 2024-NQM12, Class A1, 5.47%, 7/25/2064 (a) (l)	4,953	4,988
Series 2025-NQM14, Class A1F, 4.87%, 7/25/2065 (a) (k)	4,199	4,203
Series 2025-NQM15, Class A1F, 4.82%, 7/27/2065 (a) (k)	5,073	5,077
Series 2025-NQM16, Class A1F, 4.82%, 8/25/2065 (a) (k)	3,170	3,173
Series 2025-NQM18, Class A1, 5.06%, 9/25/2065 (a) (k)	2,914	2,935
Series 2026-NQM1, Class A1F, 4.92%, 11/25/2065 (a) (k)	9,337	9,362
Series 2021-NQM1, Class A1, 1.07%, 2/25/2066 (a) (k)	7,557	6,814
PRPM Trust Series 2024-NQM1, Class A1, 6.27%, 12/25/2068 (a) (l)	1,881	1,901
RALI Trust Series 2006-QS18, Class 3A3, 5.75%, 12/25/2036	8	3
Residential Asset Securitization Trust Series 2006-R1, Class A2, 4.19%, 1/25/2046 (k)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	—	—
Series 2006-SA4, Class 2A1, 5.43%, 11/25/2036 (k)	347	294
Santander Mortgage Asset Receivable Trust
Series 2025-NQM1, Class A1, 5.55%, 1/25/2065 (a) (l)	7,880	7,949
Series 2025-NQM2, Class A1, 5.73%, 2/25/2065 (a) (l)	6,717	6,797
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 8/25/2062 (a) (l)	13,909	13,902
Series 2022-2, Class A2, 5.35%, 8/25/2062 (a) (k)	4,091	4,086
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (k)	236	235
Series 2022-2, Class A1, 3.17%, 2/25/2067 (a) (k)	3,362	3,291
Series 2022-4, Class A1, 5.19%, 5/25/2067 (a) (l)	9,104	9,087
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 4.79%, 5/25/2058 (a) (k)	2,848	2,908
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (k)	7,382	6,627
Series 2024-7, Class A1, 5.10%, 9/25/2069 (a) (k)	6,911	6,938
Visio Trust Series 2022-1, Class A1, 5.76%, 8/25/2057 (a) (l)	1,946	1,946
Vista Point Securitization Trust Series 2020-2, Class A1, 1.47%, 4/25/2065 (a) (k)	1,287	1,255
Total Collateralized Mortgage Obligations (Cost $459,277)		463,081
Convertible Bonds — 3.5%
Air Freight & Logistics — 0.0% ^
ZTO Express Cayman, Inc. (China) 1.50%, 9/1/2027	1,454	1,434
Automobiles — 0.0% ^
Nissan Motor Co. Ltd. (Japan) 1.00%, 7/15/2031 (g)	340,000	2,773
Winnebago Industries, Inc. 3.25%, 1/15/2030	1,380	1,302
		4,075
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Banks — 0.3%
Barclays Bank plc (United Kingdom) Series MSFT, 1.00%, 2/16/2029	11,518	11,825
BofA Finance LLC 0.60%, 5/25/2027	5,837	7,115
Goldman Sachs Finance Corp. International Ltd. Zero Coupon, 11/6/2028 (g)	4,400	4,222
Morgan Stanley Finance LLC Series 0001, Zero Coupon, 3/21/2028 (g)	3,000	4,894
		28,056
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	6,774	6,538
Exact Sciences Corp. 0.38%, 3/1/2028	4,466	4,638
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	7,239	7,769
		18,945
Broadline Retail — 0.1%
JD.com, Inc. (China) 0.25%, 6/1/2029	793	784
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	9,042	8,142
		8,926
Capital Markets — 0.1%
Euronext NV (Netherlands) 1.50%, 5/30/2032 (g)	1,400	1,691
Orpar SA (France) 2.00%, 2/7/2031 (g)	4,700	5,287
		6,978
Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 3/8/2029 (g)	820,000	5,731
Construction & Engineering — 0.0% ^
Vinci SA (France) 0.70%, 2/18/2030 (g)	2,900	3,845
Consumer Finance — 0.0% ^
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	3,008	3,178
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA (Spain) 0.50%, 7/5/2028 (g)	3,800	4,746
Electrical Equipment — 0.2%
Legrand SA (France) 1.50%, 6/23/2033 (g)	6,300	8,837
Schneider Electric SE Series SUFP, 1.63%, 6/28/2031 (g)	6,900	9,285
		18,122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc. 1.38%, 7/15/2030	1,950	2,030
Taiyo Yuden Co. Ltd. (Japan) Zero Coupon, 10/18/2030 (g)	740,000	5,900
		7,930
Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.88%, 1/15/2030	5,420	6,070
Financial Services — 0.4%
Affirm Holdings, Inc. 0.75%, 12/15/2029	5,335	5,060
Block, Inc. Zero Coupon, 5/1/2026	5,295	5,250
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 3/15/2028 (g)	6,400	8,105
Citigroup Global Markets Holdings, Inc.
1.00%, 4/9/2029 (g)	4,000	4,593
0.80%, 2/5/2030 (g)	8,000	10,024
Global Payments, Inc. 1.50%, 3/1/2031	1,645	1,496
Shift4 Payments, Inc. 0.50%, 8/1/2027	1,278	1,192
		35,720
Health Care Equipment & Supplies — 0.2%
Dexcom, Inc. 0.38%, 5/15/2028	8,714	8,160
Envista Holdings Corp. 1.75%, 8/15/2028	4,201	4,293
Integer Holdings Corp. 2.13%, 2/15/2028	3,027	3,554
		16,007
Health Care Providers & Services — 0.0% ^
Fresenius SE & Co. KGaA (Germany) 0.00%, 3/11/2028 (g)	2,600	3,015
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc. Zero Coupon, 3/15/2026	7,571	7,533
DoorDash, Inc. Zero Coupon, 5/15/2030 (a)	6,201	5,975
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	5,066	4,572
Wynn Macau Ltd. (Macau) 4.50%, 3/7/2029 (a)	2,305	2,324
		20,404
Household Durables — 0.0% ^
Meritage Homes Corp. 1.75%, 5/15/2028	1,561	1,606
Industrial REITs — 0.1%
Rexford Industrial Realty LP 4.13%, 3/15/2029 (a)	4,984	4,972
Interactive Media & Services — 0.1%
Baidu, Inc. (China) Zero Coupon, 3/12/2032 (g)	5,100	4,771
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	75

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Interactive Media & Services — continued
Snap, Inc.
0.75%, 8/1/2026	3,508	3,383
0.50%, 5/1/2030	2,659	2,155
		10,309
IT Services — 0.1%
Akamai Technologies, Inc. 1.13%, 2/15/2029	5,594	5,996
Snowflake, Inc. Zero Coupon, 10/1/2027	1,291	1,628
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	5,866	4,843
		12,467
Life Sciences Tools & Services — 0.0% ^
QIAGEN NV 2.50%, 9/10/2031 (g)	3,000	3,362
Media — 0.0% ^
EchoStar Corp. 3.88% (Cash), 11/30/2030 (b)	237	837
Metals & Mining — 0.1%
JFE Holdings, Inc. (Japan) Zero Coupon, 9/28/2028 (g)	740,000	4,904
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy) 2.95%, 9/14/2030 (g)	3,800	5,358
Passenger Airlines — 0.0% ^
ANA Holdings, Inc. (Japan) Zero Coupon, 12/10/2031 (g)	400,000	3,138
Personal Care Products — 0.0% ^
Oddity Finance LLC Zero Coupon, 6/15/2030 (a)	5,000	3,269
Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 2.00%, 6/15/2026	2,595	3,170
Zoetis, Inc. 0.25%, 6/15/2029 (a)	4,106	4,301
		7,471
Real Estate Management & Development — 0.0% ^
LEG Immobilien SE (Germany) 0.40%, 6/30/2028 (g)	700	781
Vonovia SE (Germany) Series A, Zero Coupon, 5/20/2030 (g)	2,900	3,492
		4,273
Retail REITs — 0.0% ^
Federal Realty OP LP 3.25%, 1/15/2029 (a)	1,560	1,612
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc. 0.75%, 6/1/2030	10,238	10,435
MKS, Inc. 1.25%, 6/1/2030	872	1,517
ON Semiconductor Corp. 0.50%, 3/1/2029	9,143	9,184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Rohm Co. Ltd. (Japan) Zero Coupon, 4/24/2029 (g)	600,000	4,409
STMicroelectronics NV (Singapore) Series B, Zero Coupon, 8/4/2027 (g)	5,400	5,510
		31,055
Software — 0.4%
BILL Holdings, Inc. Zero Coupon, 4/1/2030	4,141	3,810
Commvault Systems, Inc. Zero Coupon, 9/15/2030 (a)	2,823	2,367
Datadog, Inc. Zero Coupon, 12/1/2029	6,987	6,739
Dropbox, Inc.
Zero Coupon, 3/1/2026	2,842	2,839
Zero Coupon, 3/1/2028	4,862	4,796
Nutanix, Inc. 0.50%, 12/15/2029	7,152	6,576
Unity Software, Inc. Zero Coupon, 11/15/2026	3,768	3,642
Workiva, Inc. 1.25%, 8/15/2028	1,325	1,247
Xero Investments Ltd. (New Zealand) 1.63%, 6/12/2031 (g)	3,462	3,245
Zscaler, Inc. Zero Coupon, 7/15/2028 (a)	5,183	4,748
		40,009
Specialty Retail — 0.1%
Anllian Capital 2 Ltd. (China) Zero Coupon, 12/5/2029 (g)	7,500	8,862
Total Convertible Bonds (Cost $321,315)		336,686
Loan Assignments — 0.4% (m)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031 (c)	424	424
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (c)	566	564
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.68%, 10/4/2028 (c)	992	987
		1,551
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (c)	848	847
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Broadline Retail — 0.0% ^
Shutterfly Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.00%), 9.67%, 10/1/2027 (c)	99	99
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 5.00% (PIK) + 3.82% (Cash)), 12.49%, 10/1/2027 (b) (c)	230	213
		312
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (c)	807	807
Chemicals — 0.1%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/12/2031 (c)	615	614
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030 (c)	1,781	1,492
Venator Materials LLC, 1st Lien PIK Term Loan (PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 (b) (c)	618	49
Venator Materials LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.00% (PIK)), 10.67%, 3/16/2026 (b) (c)	386	309
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 7/16/2026 (b) (c)	385	308
		2,772
Commercial Services & Supplies — 0.1%
APi Group DE, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 1/3/2029 (c)	477	478
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (c)	288	287
Guardian US Holdco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 1/31/2030 (c)	341	333
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.04%, 6/9/2028 (c)	460	458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (c)	2,638	2,638
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/15/2030 (c)	433	433
		4,627
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (b) (c)	98	88
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (c)	3,195	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (c)	4,284	749
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (b) (c)	855	760
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (b) (c)	795	716
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/29/2032 (c)	211	210
		2,523
Containers & Packaging — 0.0% ^
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 4/15/2030 (c) (n)	50	49
Trident TPI Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.42%, 9/15/2028 (c)	582	561
		610
Diversified Consumer Services — 0.0% ^
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/12/2029 (c)	717	683
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	77

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — 0.0% ^
Altice Financing SA, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 8.67%, 10/29/2027 (c)	172	126
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (c)	214	214
		340
Electric Utilities — 0.0% ^
Constellation Renewables LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 12/15/2027 (c)	788	788
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032 (c)	1,143	1,143
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (c)	992	963
WMG Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 1/24/2031 (c)	1,178	1,179
		2,142
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (c)	703	702
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (c)	129	128
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (c)	1,051	808
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (c)	207	159
		1,797
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 1/15/2031 (c)	713	713
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (c)	70	70
		783
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.0% ^
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/15/2031 (c)	354	353
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.79%, 6/28/2028 (c)	1,104	1,043
		1,396
Hotels, Restaurants & Leisure — 0.0% ^
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/3/2028 (c)	912	909
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.02%, 8/21/2028 (c)	609	609
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (c)	539	532
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/21/2029 (c)	410	408
		1,549
IT Services — 0.0% ^
Arches Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.02%, 12/6/2027 (c)	193	192
Indy US Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 10/31/2030 (c)	403	389
Virtusa Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/15/2029 (c)	230	211
		792
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (h) (k)	2,243	22
Life Sciences Tools & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (c)	971	958
Machinery — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B (Germany) (6-MONTH CME TERM SOFR + 2.75%), 6.38%, 4/30/2030 (c)	355	355
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028 (c)	570	572
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.93%, 8/2/2027 (c)	11	11
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.13%, 11/30/2029 (c)	173	168
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029 (c)	1,679	1,449
		2,200
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032 (c)	435	437
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.44%, 2/15/2030 (c)	550	548
		985
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (c)	586	316
Knowlton Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/15/2028 (c)	329	326
		642
Pharmaceuticals — 0.0% ^
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/5/2028 (c)	366	367
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (c)	1,508	1,503
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (c)	251	236
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (c)	258	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.67%, 2/16/2029 (c)	220	176
Project Boost Purchaser LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/16/2031 (c)	743	707
Proofpoint, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/31/2028 (c)	547	523
RealPage, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.93%, 4/24/2028 (c)	278	256
Skopima Consilio Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 5/12/2028 (c) (n)	132	104
Thoughtworks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.29%, 3/24/2028 (c)	179	169
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (c)	1,161	1,097
		3,283
Specialty Retail — 0.0% ^
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (b)	657	656
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.29%, 6/29/2028 (c)	89	84
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 9.41%, 8/23/2029 (c)	1,139	1,016
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (c)	645	637
		2,393
Total Loan Assignments (Cost $49,404)		39,739
Asset-Backed Securities — 0.4%
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 (l)	784	726
Carrington Mortgage Loan Trust Series 2006-NC1, Class M2, 4.42%, 1/25/2036 (k)	18,441	16,814
GSAMP Trust
Series 2006-FM3, Class A1, 4.07%, 11/25/2036 (k)	—	—
Series 2007-HE1, Class A2C, 4.09%, 3/25/2047 (k)	8,015	7,556
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	79

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 4.75%, 11/25/2034 (k)	186	184
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.84%, 11/25/2033 (k)	—	—
Series 2005-1, Class M6, 4.99%, 3/25/2035 (k)	3,955	3,994
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.64%, 11/25/2034 (k)	329	362
RAMP Trust Series 2005-EFC6, Class M4, 4.67%, 11/25/2035 (k)	2,540	2,427
Saxon Asset Securities Trust Series 2002-3, Class AF6, 5.41%, 5/25/2031 (l)	452	448
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 4.07%, 9/25/2036 (k)	—	—
Series 2006-WM2, Class A2A, 4.11%, 9/25/2036 (k)	—	—
Terwin Mortgage Trust Series 2006-3, Class 2A2, 4.21%, 4/25/2037 (a) (k)	548	542
Total Asset-Backed Securities (Cost $32,162)		33,053
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	19	212
Incora Top Holdco LLC ‡ *	1	17
		229
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	21,191,575	21
MYT Holding LLC ‡ *	1,412	353
NMG Parent LLC, Escrow ‡ *	47	24
		398
Chemicals — 0.0% ^
Venator Materials plc ‡ *	—	3
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,425	—
Financial Services — 0.0% ^
Keenova, Class A ‡	5	438
Par Health, Class A ‡	5	42
		480
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	36	557
Health Care Providers & Services — 0.1%
International Oncology Care, Inc. ‡ *	158	2,490
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	22	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	231
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	2	432
Specialty Retail — 0.0% ^
Neiman Marcus Group, Inc. ‡ *	5	3
Serta Simmons Bedding LLC *	22	198
		201
Total Common Stocks (Cost $3,326)		5,021
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 (a) (k) (Cost $3,553)	3,555	3,500
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,135)	2,223	2,835
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (j)	130	1,951
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
3 Month SOFR
6/12/2026 at USD 96.88, American Style
Notional Amount: USD 230,000
Counterparty: Exchange-Traded *	920	92
3 Month SOFR
9/11/2026 at USD 96.81, American Style
Notional Amount: USD 460,000
Counterparty: Exchange-Traded *	1,840	776
Total Call Options Purchased (Cost $926)		868
	SHARES (000)
Short-Term Investments — 53.1%
Investment Companies — 52.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (o) (p) (Cost $5,013,826)	5,012,686	5,014,691
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.7%
BofA Securities, Inc., 4.09%, dated 2/27/2026, due 6/26/2026, repurchase price $65,879, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.02%, due 11/25/2026 - 12/25/2065 and Corporate Notes & Bonds, 0.00%, due 11/1/2028, with the value of $70,200. (Cost $65,000)	65,000	65,000
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bills, 3.57%, 4/16/2026 (q) (r) (Cost $6,133)	6,161	6,133
Total Short-Term Investments (Cost $5,084,959)		5,085,824
Total Investments — 119.2% (Cost $11,389,200)		11,413,047
Liabilities in Excess of Other Assets — (19.2)%		(1,838,119)
NET ASSETS — 100.0%		9,574,928

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $71,764 or 0.75% of the
Fund’s net assets as of February 28, 2026.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)	Defaulted security.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	81

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Value is zero.
(k)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(l)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2026.
(q)	The rate shown is the effective yield as of February 28, 2026.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 3/25/2056 (a)	(184,000)	(186,950)
TBA, 6.50%, 3/25/2056 (a)	(828,000)	(859,968)
TBA, 5.50%, 4/25/2056 (a)	(555,000)	(563,486)
TBA, 6.50%, 4/25/2056 (a)	(555,000)	(576,753)
(Proceeds received of $2,185,673)		(2,187,157)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	557	06/30/2026	USD	116,544	99
U.S. Treasury 5 Year Note	4,444	06/30/2026	USD	489,396	1,273
					1,372
Short Contracts
U.S. Treasury 10 Year Note	(47)	06/18/2026	USD	(5,348)	(23)
U.S. Treasury Ultra Bond	(886)	06/18/2026	USD	(107,704)	(1,006)
U.S. Treasury 5 Year Note	(10)	06/30/2026	USD	(1,101)	(3)
					(1,032)
					340

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	February 28, 2026

Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	66,335	USD	78,230	Royal Bank of Canada	3/5/2026	158
JPY	4,123,637	USD	26,372	HSBC Bank, NA	3/5/2026	38
USD	1,276	EUR	1,078	Goldman Sachs International	3/5/2026	2
USD	77,496	EUR	65,256	HSBC Bank, NA	3/5/2026	381
USD	26,587	JPY	4,082,103	Citibank, NA	3/5/2026	443
EUR	698	USD	823	Morgan Stanley	4/2/2026	3
USD	1,139	JPY	175,593	Morgan Stanley	4/2/2026	12
EUR	1,444	USD	1,709	Morgan Stanley	4/7/2026	1
Total unrealized appreciation						1,038
JPY	142,548	USD	931	Barclays Bank plc	3/5/2026	(18)
USD	1,178	JPY	184,082	BNP Paribas	3/5/2026	(1)
JPY	128,561	USD	833	Morgan Stanley	4/2/2026	(8)
USD	78,334	EUR	66,335	Royal Bank of Canada	4/2/2026	(179)
USD	26,436	JPY	4,123,637	HSBC Bank, NA	4/2/2026	(40)
EUR	17,100	USD	20,246	HSBC Bank, NA	4/7/2026	(2)
USD	21,929	EUR	18,544	Morgan Stanley	4/7/2026	(25)
Total unrealized depreciation						(273)
Net unrealized appreciation						765

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.57	USD14,170	2,771	(2,597)	174
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.57	USD6,970	1,310	(1,224)	86
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.57	USD13,370	3,973	(3,809)	164
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.57	USD6,600	1,840	(1,759)	81
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.57	USD13,230	3,366	(3,204)	162
							13,260	(12,593)	667

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	83

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 37,000	(2,572)	(269)	(2,841)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 44,200	(3,060)	(334)	(3,394)
CDX.NA.IG.45-V1	1.00	Quarterly	12/20/2030	0.56	USD 549,850	(11,450)	(303)	(11,753)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.61	EUR 68,750	(7,789)	(1,092)	(8,881)
iTraxx.Europe.Main.44-V1	1.00	Quarterly	12/20/2030	0.56	EUR 115,000	(2,670)	(315)	(2,985)
iTraxx.Europe.Sub.Financials.44-V1	1.00	Quarterly	12/20/2030	1.01	EUR 276,690	(760)	319	(441)
						(28,301)	(1,994)	(30,295)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,260	667

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	February 28, 2026

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
3 Month SOFR	Exchange-Traded	920	USD 230,000	USD 97.00	6/12/2026	(380)
3 Month SOFR	Exchange-Traded	1,840	USD 460,000	USD 96.75	9/11/2026	(1,483)
						(1,863)
Total Written Options Contracts (Premiums Received $ (1,024))						(1,863)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$390,468	$918,259
Investments in affiliates, at value	17,558	58,264
Cash	104	—
Foreign currency, at value	162	373
Deposits at broker for futures contracts	1,008	—
Receivables:
Investment securities sold	2,432	7,635
Fund shares sold	455	1,368
Interest from non-affiliates	4,872	14,312
Dividends from affiliates	65	130
Variation margin on futures contracts	48	473
Unrealized appreciation on forward foreign currency exchange contracts	45	2,325
Outstanding OTC swap contracts, at value	—	1,314
Total Assets	417,217	1,004,453
LIABILITIES:
Payables:
Due to custodian	—	93
Investment securities purchased	7,643	16,035
Investment securities purchased — delayed delivery securities	1,915	—
Fund shares redeemed	287	2,180
Unrealized depreciation on forward foreign currency exchange contracts	6	1,255
Outstanding OTC swap contracts, at value	—	31
Accrued liabilities:
Investment advisory fees	70	429
Administration fees	10	23
Distribution fees	13	8
Service fees	15	10
Custodian and accounting fees	13	44
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	98	84
Total Liabilities	10,070	20,192
Net Assets	$407,147	$984,261

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$449,963	$1,526,063
Total distributable earnings (loss)	(42,816)	(541,802)
Total Net Assets	$407,147	$984,261
Net Assets:
Class A	$54,413	$40,640
Class C	5,287	1,207
Class I	133,439	47,196
Class R5	—	2
Class R6	214,008	895,216
Total	$407,147	$984,261
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,352	6,028
Class C	619	180
Class I	15,538	6,987
Class R5	—	— (a)
Class R6	24,931	132,315
Net Asset Value (b):
Class A — Redemption price per share	$8.57	$6.74
Class C — Offering price per share (c)	8.55	6.71
Class I — Offering and redemption price per share	8.59	6.76
Class R5 — Offering and redemption price per share	—	6.84
Class R6 — Offering and redemption price per share	8.58	6.77
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.90	$7.00
Cost of investments in non-affiliates	$385,214	$863,608
Cost of investments in affiliates	17,556	58,262
Cost of foreign currency	161	373
Net upfront payments on OTC swap contracts	—	1,158

(a)
Amount rounds to less than one thousand.
(b)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$3,845,926	$6,332,488
Investments in affiliates, at value	253,766	5,014,691
Repurchase agreements, at value	—	65,000
Options purchased, at value	—	868
Restricted cash for securities sold short	—	500
Cash	1,309	2,796
Foreign currency, at value	8,452	622
Deposits at broker for futures contracts	31,536	—
Deposits at broker for centrally cleared swaps	35,435	20,094
Receivables:
Investment securities sold	1,763	1,056
Investment securities sold — delayed delivery securities	214	4,924,175
Fund shares sold	14,598	5,869
Interest from non-affiliates	49,998	23,648
Dividends from affiliates	768	14,516
Tax reclaims	164	—
Variation margin on futures contracts	108	47
Variation margin on centrally cleared swaps	2,802	2,849
Unrealized appreciation on forward foreign currency exchange contracts	10,410	1,038
Outstanding OTC swap contracts, at value	—	667
Total Assets	4,257,249	16,410,924
LIABILITIES:
Payables:
TBA short commitments, at value	—	2,187,157
Investment securities purchased	11,407	95,332
Investment securities purchased — delayed delivery securities	194,150	4,513,738
Fund shares redeemed	13,196	32,473
Unrealized depreciation on forward foreign currency exchange contracts	5,330	273
Unrealized depreciation on unfunded commitments	8	—
Options written, at value	—	1,863
Accrued liabilities:
Investment advisory fees	1,184	2,624
Administration fees	134	431
Distribution fees	61	200
Service fees	404	1,497
Custodian and accounting fees	179	128
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Deferred foreign capital gains tax	136	—
Other	163	280
Total Liabilities	226,352	6,835,996
Net Assets	$4,030,897	$9,574,928

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$4,218,292	$10,365,580
Total distributable earnings (loss)	(187,395)	(790,652)
Total Net Assets	$4,030,897	$9,574,928
Net Assets:
Class A	$163,154	$669,183
Class C	55,307	120,769
Class I	3,167,536	7,000,872
Class R5	—	47,729
Class R6	644,900	1,736,375
Total	$4,030,897	$9,574,928
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,360	58,764
Class C	5,568	10,683
Class I	316,672	612,745
Class R5	—	4,172
Class R6	64,428	151,667
Net Asset Value (a):
Class A — Redemption price per share	$9.97	$11.39
Class C — Offering price per share (b)	9.93	11.30
Class I — Offering and redemption price per share	10.00	11.43
Class R5 — Offering and redemption price per share	—	11.44
Class R6 — Offering and redemption price per share	10.01	11.45
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.36	$11.83
Cost of investments in non-affiliates	$3,752,605	$6,309,448
Cost of investments in affiliates	253,725	5,013,826
Cost of repurchase agreements	—	65,000
Cost of options purchased	—	926
Cost of foreign currency	8,363	621
Premiums received from options written	—	1,024
Proceeds from short TBAs	—	2,185,673
Net upfront receipts on centrally cleared swaps	(12,093)	(28,301)
Net upfront payments on OTC swap contracts	—	13,260

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	89

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$19,457	$71,597
Interest income from affiliates	4	7
Dividend income from affiliates	570	1,451
Foreign taxes withheld (net)	1	(461)
Total investment income	20,032	72,594
EXPENSES:
Investment advisory fees	1,124	6,281
Administration fees	281	725
Distribution fees:
Class A	125	86
Class C	36	3
Service fees:
Class A	125	86
Class C	12	1
Class I	312	89
Class R5	—	— (a)
Custodian and accounting fees	64	181
Interest expense to affiliates	1	96
Professional fees	120	121
Trustees’ and Chief Compliance Officer’s fees	26	27
Printing and mailing costs	82	44
Registration and filing fees	95	110
Transfer agency fees (See Note 2.M.)	12	15
Other	19	26
Total expenses	2,434	7,891
Less fees waived	(617)	(1,382)
Less expense reimbursements	—	(3)
Net expenses	1,817	6,506
Net investment income (loss)	18,215	66,088

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$918	$7,406
Investments in affiliates	(2)	— (a)
Futures contracts	369	1,598
Foreign currency transactions	93	(104)
Forward foreign currency exchange contracts	(223)	(2,660)
Swaps	—	(1,235)
Net realized gain (loss)	1,155	5,005
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,816	51,370
Investments in affiliates	2	(2)
Futures contracts	(118)	(100)
Foreign currency translations	1	60
Forward foreign currency exchange contracts	32	777
Swaps	—	125
Change in net unrealized appreciation/depreciation	5,733	52,230
Net realized/unrealized gains (losses)	6,888	57,235
Change in net assets resulting from operations	$25,103	$123,323

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	91

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$202,392	$266,780
Interest income from affiliates	119	54
Dividend income from non-affiliates	149	852
Dividend income from affiliates	8,701	198,433
Foreign taxes withheld (net)	(359)	(1)
Total investment income	211,002	466,118
EXPENSES:
Investment advisory fees	16,568	45,873
Administration fees	2,761	7,586
Distribution fees:
Class A	362	1,763
Class C	273	1,042
Service fees:
Class A	362	1,763
Class C	91	347
Class I	7,301	18,553
Class R5	—	51
Custodian and accounting fees	720	511
Interest expense to affiliates	51	7
Professional fees	152	195
Trustees’ and Chief Compliance Officer’s fees	33	47
Printing and mailing costs	161	333
Registration and filing fees	147	190
Transfer agency fees (See Note 2.M.)	81	185
Other	128	163
Total expenses	29,191	78,609
Less fees waived	(5,810)	(9,275)
Less expense reimbursements	—	(52)
Net expenses	23,381	69,282
Net investment income (loss)	187,621	396,836
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,480	$13,614
Investments in affiliates	(47)	(187)
Options purchased	—	(9,284)
Futures contracts	8,197	(14,157)
Foreign currency transactions	(130)	239
Forward foreign currency exchange contracts	(126,844)	(1,883)
Options written	—	8,816
Swaps	(15,272)	(25,256)
Net realized gain (loss)	(132,616)	(28,098)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	212,625 (a)	25,800
Investments in affiliates	24	(93)
Options purchased	—	8,388
Futures contracts	3,053	(1,678)
Foreign currency translations	434	469
Forward foreign currency exchange contracts	591	807
Options written	—	(9,865)
Swaps	22,360	19,908
Unfunded commitments	(8)	—
Change in net unrealized appreciation/depreciation	239,079	43,736
Net realized/unrealized gains (losses)	106,463	15,638
Change in net assets resulting from operations	$294,084	$412,474

(a)
Net of change in foreign capital gains tax of $(136).
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,215	$15,500	$66,088	$63,391
Net realized gain (loss)	1,155	(315)	5,005	(5,737)
Change in net unrealized appreciation/depreciation	5,733	5,177	52,230	39,953
Change in net assets resulting from operations	25,103	20,362	123,323	97,607
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,340)	(1,888)	(2,069)	(1,605)
Class C	(203)	(229)	(19)	(18)
Class I	(6,136)	(4,980)	(2,222)	(2,591)
Class R5	—	—	(5)	(38)
Class R6	(9,835)	(8,289)	(57,258)	(58,815)
Total distributions to shareholders	(18,514)	(15,386)	(61,573)	(63,067)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,909	102,597	(112,033)	187,003
NET ASSETS:
Change in net assets	44,498	107,573	(50,283)	221,543
Beginning of period	362,649	255,076	1,034,544	813,001
End of period	$407,147	$362,649	$984,261	$1,034,544
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$187,621	$168,778	$396,836	$481,123
Net realized gain (loss)	(132,616)	(39,324)	(28,098)	(28,924)
Change in net unrealized appreciation/depreciation	239,079	77,802	43,736	38,132
Change in net assets resulting from operations	294,084	207,256	412,474	490,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,277)	(6,152)	(26,896)	(34,686)
Return of capital	—	(96)	—	—
Class C
From net investment income	(1,727)	(1,150)	(4,617)	(5,823)
Return of capital	—	(20)	—	—
Class I
From net investment income	(153,066)	(130,110)	(300,781)	(350,255)
Return of capital	—	(1,908)	—	—
Class R5
From net investment income	—	—	(2,116)	(3,054)
Class R6
From net investment income	(31,406)	(23,113)	(80,558)	(95,070)
Return of capital	—	(325)	—	—
Total distributions to shareholders	(193,476)	(162,874)	(414,968)	(488,888)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	406,757	74,693	(827,661)	891,408
NET ASSETS:
Change in net assets	507,365	119,075	(830,155)	892,851
Beginning of period	3,523,532	3,404,457	10,405,083	9,512,232
End of period	$4,030,897	$3,523,532	$9,574,928	$10,405,083
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,414	$19,033	$33,015	$32,857
Distributions reinvested	2,159	1,799	2,066	1,601
Cost of shares redeemed	(11,180)	(9,385)	(27,043)	(28,366)
Change in net assets resulting from Class A capital transactions	6,393	11,447	8,038	6,092
Class C
Proceeds from shares issued	2,002	932	1,112	101
Distributions reinvested	203	229	19	18
Cost of shares redeemed	(2,248)	(1,570)	(199)	(262)
Change in net assets resulting from Class C capital transactions	(43)	(409)	932	(143)
Class I
Proceeds from shares issued	52,354	100,161	28,660	25,556
Distributions reinvested	6,036	4,947	2,217	2,577
Cost of shares redeemed	(54,383)	(53,338)	(30,116)	(24,882)
Change in net assets resulting from Class I capital transactions	4,007	51,770	761	3,251
Class R5
Proceeds from shares issued	—	—	1	4
Distributions reinvested	—	—	5	38
Cost of shares redeemed	—	—	(605)	(53)
Change in net assets resulting from Class R5 capital transactions	—	—	(599)	(11)
Class R6
Proceeds from shares issued	51,720	62,497	168,228	214,889
Distributions reinvested	8,663	7,127	56,504	57,468
Cost of shares redeemed	(32,831)	(29,835)	(345,897)	(94,543)
Change in net assets resulting from Class R6 capital transactions	27,552	39,789	(121,165)	177,814
Total change in net assets resulting from capital transactions	$37,909	$102,597	$(112,033)	$187,003
SHARE TRANSACTIONS:
Class A
Issued	1,820	2,267	5,183	5,293
Reinvested	256	216	320	258
Redeemed	(1,325)	(1,126)	(4,250)	(4,566)
Change in Class A Shares	751	1,357	1,253	985
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	237	112	167	17
Reinvested	24	27	3	3
Redeemed	(268)	(189)	(30)	(43)
Change in Class C Shares	(7)	(50)	140	(23)
Class I
Issued	6,192	11,924	4,398	4,121
Reinvested	714	592	342	415
Redeemed	(6,462)	(6,399)	(4,789)	(4,010)
Change in Class I Shares	444	6,117	(49)	526
Class R5
Issued	—	—	— (a)	1
Reinvested	—	—	1	6
Redeemed	—	—	(97)	(8)
Change in Class R5 Shares	—	—	(96)	(1)
Class R6
Issued	6,124	7,454	25,999	34,739
Reinvested	1,026	853	8,772	9,232
Redeemed	(3,889)	(3,569)	(54,118)	(15,159)
Change in Class R6 Shares	3,261	4,738	(19,347)	28,812

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$65,871	$32,623	$125,288	$135,604
Distributions reinvested	6,998	6,021	24,220	31,084
Cost of shares redeemed	(45,579)	(69,814)	(208,415)	(198,639)
Change in net assets resulting from Class A capital transactions	27,290	(31,170)	(58,907)	(31,951)
Class C
Proceeds from shares issued	39,762	4,624	25,439	59,639
Distributions reinvested	1,684	1,130	4,449	5,554
Cost of shares redeemed	(13,423)	(11,319)	(56,635)	(48,983)
Change in net assets resulting from Class C capital transactions	28,023	(5,565)	(26,747)	16,210
Class I
Proceeds from shares issued	960,282	788,485	1,950,478	2,567,509
Distributions reinvested	142,875	123,307	271,648	316,719
Cost of shares redeemed	(844,306)	(899,033)	(2,763,575)	(2,119,409)
Change in net assets resulting from Class I capital transactions	258,851	12,759	(541,449)	764,819
Class R5
Proceeds from shares issued	—	—	8,508	9,076
Distributions reinvested	—	—	2,099	3,039
Cost of shares redeemed	—	—	(18,220)	(25,115)
Change in net assets resulting from Class R5 capital transactions	—	—	(7,613)	(13,000)
Class R6
Proceeds from shares issued	206,439	182,134	392,149	493,413
Distributions reinvested	26,321	19,315	64,765	74,080
Cost of shares redeemed	(140,167)	(102,780)	(649,859)	(412,163)
Change in net assets resulting from Class R6 capital transactions	92,593	98,669	(192,945)	155,330
Total change in net assets resulting from capital transactions	$406,757	$74,693	$(827,661)	$891,408
SHARE TRANSACTIONS:
Class A
Issued	6,687	3,387	10,979	11,872
Reinvested	712	626	2,126	2,726
Redeemed	(4,639)	(7,275)	(18,266)	(17,395)
Change in Class A Shares	2,760	(3,262)	(5,161)	(2,797)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	4,043	481	2,245	5,261
Reinvested	172	118	393	490
Redeemed	(1,372)	(1,179)	(5,000)	(4,318)
Change in Class C Shares	2,843	(580)	(2,362)	1,433
Class I
Issued	97,325	81,616	170,358	224,114
Reinvested	14,511	12,784	23,759	27,697
Redeemed	(85,851)	(92,941)	(241,405)	(185,008)
Change in Class I Shares	25,985	1,459	(47,288)	66,803
Class R5
Issued	—	—	742	792
Reinvested	—	—	183	265
Redeemed	—	—	(1,588)	(2,189)
Change in Class R5 Shares	—	—	(663)	(1,132)
Class R6
Issued	20,879	18,805	34,178	42,989
Reinvested	2,671	2,001	5,654	6,466
Redeemed	(14,211)	(10,615)	(56,631)	(35,917)
Change in Class R6 Shares	9,339	10,191	(16,799)	13,538
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Year Ended February 28, 2026	$8.42	$0.39	$0.16	$0.55	$(0.40)	$—	$(0.40)
Year Ended February 28, 2025	8.26	0.40	0.15	0.55	(0.39)	—	(0.39)
Year Ended February 29, 2024	8.12	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.45	0.26	(1.27)	(1.01)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2022	10.52	0.22	(0.51)	(0.29)	(0.32)	(0.46)	(0.78)
Class C
Year Ended February 28, 2026	8.40	0.35	0.15	0.50	(0.35)	—	(0.35)
Year Ended February 28, 2025	8.24	0.35	0.16	0.51	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.11	0.32	0.12	0.44	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.43	0.22	(1.27)	(1.05)	(0.22)	(0.05)	(0.27)
Year Ended February 28, 2022	10.51	0.17	(0.52)	(0.35)	(0.27)	(0.46)	(0.73)
Class I
Year Ended February 28, 2026	8.44	0.41	0.16	0.57	(0.42)	—	(0.42)
Year Ended February 28, 2025	8.28	0.42	0.15	0.57	(0.41)	—	(0.41)
Year Ended February 29, 2024	8.14	0.38	0.13	0.51	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.47	0.28	(1.27)	(0.99)	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2022	10.54	0.25	(0.52)	(0.27)	(0.34)	(0.46)	(0.80)
Class R6
Year Ended February 28, 2026	8.44	0.42	0.15	0.57	(0.43)	—	(0.43)
Year Ended February 28, 2025	8.28	0.43	0.15	0.58	(0.42)	—	(0.42)
Year Ended February 29, 2024	8.14	0.39	0.13	0.52	(0.38)	—	(0.38)
Year Ended February 28, 2023	9.47	0.29	(1.27)	(0.98)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2022	10.54	0.25	(0.50)	(0.25)	(0.36)	(0.46)	(0.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.57	6.66%	$54,413	0.74%	4.60%	0.99%	78%
8.42	6.82	47,165	0.74	4.74	1.00	70
8.26	6.15	35,066	0.74	4.41	1.03	131
8.12	(10.77)	26,475	0.74	3.10	1.00	119
9.45	(3.07)	32,861	0.75	2.18	0.98	71

8.55	6.14	5,287	1.24	4.10	1.50	78
8.40	6.30	5,256	1.24	4.24	1.51	70
8.24	5.51	5,571	1.24	3.91	1.54	131
8.11	(11.13)	4,028	1.24	2.62	1.53	119
9.43	(3.66)	4,590	1.25	1.68	1.48	71

8.59	6.91	133,439	0.49	4.85	0.74	78
8.44	7.07	127,407	0.49	4.99	0.76	70
8.28	6.40	74,313	0.49	4.70	0.78	131
8.14	(10.53)	53,149	0.49	3.30	0.76	119
9.47	(2.83)	81,447	0.50	2.42	0.73	71

8.58	6.90	214,008	0.39	4.95	0.49	78
8.44	7.18	182,821	0.39	5.09	0.50	70
8.28	6.51	140,126	0.39	4.73	0.53	131
8.14	(10.43)	160,551	0.39	3.44	0.51	119
9.47	(2.73)	191,567	0.40	2.45	0.44	71

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Debt Fund
Class A
Year Ended February 28, 2026	$6.30	$0.41	$0.41	$0.82	$(0.38)
Year Ended February 28, 2025	6.08	0.39	0.21	0.60	(0.38)
Year Ended February 29, 2024	5.90	0.35	0.16	0.51	(0.33)
Year Ended February 28, 2023	6.87	0.32	(0.94)	(0.62)	(0.35)
Year Ended February 28, 2022	7.94	0.32	(1.07)	(0.75)	(0.32)
Class C
Year Ended February 28, 2026	6.27	0.38	0.41	0.79	(0.35)
Year Ended February 28, 2025	6.05	0.35	0.22	0.57	(0.35)
Year Ended February 29, 2024	5.88	0.31	0.15	0.46	(0.29)
Year Ended February 28, 2023	6.83	0.29	(0.92)	(0.63)	(0.32)
Year Ended February 28, 2022	7.90	0.28	(1.07)	(0.79)	(0.28)
Class I
Year Ended February 28, 2026	6.31	0.43	0.42	0.85	(0.40)
Year Ended February 28, 2025	6.09	0.40	0.22	0.62	(0.40)
Year Ended February 29, 2024	5.92	0.36	0.15	0.51	(0.34)
Year Ended February 28, 2023	6.87	0.34	(0.92)	(0.58)	(0.37)
Year Ended February 28, 2022	7.95	0.34	(1.08)	(0.74)	(0.34)
Class R5
Year Ended February 28, 2026	6.40	0.44	0.42	0.86	(0.42)
Year Ended February 28, 2025	6.17	0.41	0.22	0.63	(0.40)
Year Ended February 29, 2024	5.98	0.37	0.16	0.53	(0.34)
Year Ended February 28, 2023	6.95	0.34	(0.94)	(0.60)	(0.37)
Year Ended February 28, 2022	8.04	0.34	(1.09)	(0.75)	(0.34)
Class R6
Year Ended February 28, 2026	6.32	0.44	0.42	0.86	(0.41)
Year Ended February 28, 2025	6.10	0.41	0.22	0.63	(0.41)
Year Ended February 29, 2024	5.92	0.37	0.16	0.53	(0.35)
Year Ended February 28, 2023	6.89	0.34	(0.93)	(0.59)	(0.38)
Year Ended February 28, 2022	7.96	0.35	(1.07)	(0.72)	(0.35)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

102

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$6.74	13.54%	$40,640	1.05%	6.43%	1.30%	121%
6.30	10.18	30,095	1.04	6.20	1.28	73
6.08	8.92	23,037	1.05	5.87	1.31	61
5.90	(8.89)	24,588	1.08	5.34	1.31	72
6.87	(9.83)	26,388	1.10	4.05	1.27	37

6.71	13.05	1,207	1.55	5.90	1.94	121
6.27	9.67	253	1.54	5.59	1.92	73
6.05	8.19	384	1.55	5.31	1.87	61
5.88	(9.11)	894	1.58	4.79	1.80	72
6.83	(10.36)	1,353	1.60	3.52	1.81	37

6.76	13.97	47,196	0.80	6.66	1.04	121
6.31	10.43	44,421	0.79	6.42	1.03	73
6.09	8.99	39,648	0.79	6.13	1.06	61
5.92	(8.36)	36,301	0.83	5.52	1.05	72
6.87	(9.73)	47,910	0.85	4.28	1.02	37

6.84	13.96	2	0.75	7.02	0.94	121
6.40	10.51	615	0.74	6.46	0.89	73
6.17	9.28	601	0.74	6.16	0.98	61
5.98	(8.52)	710	0.78	5.63	0.92	72
6.95	(9.69)	728	0.80	4.34	0.88	37

6.77	14.12	895,216	0.65	6.86	0.79	121
6.32	10.58	959,160	0.64	6.57	0.77	73
6.10	9.32	749,331	0.64	6.30	0.80	61
5.92	(8.50)	491,388	0.68	5.60	0.79	72
6.89	(9.44)	888,305	0.70	4.43	0.77	37

103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan Global Bond Opportunities Fund
Class A
Year Ended February 28, 2026	$9.70	$0.48	$0.28	$0.76	$(0.49)	$—	$—	$(0.49)
Year Ended February 28, 2025	9.59	0.44	0.10	0.54	(0.42)	—	(0.01)	(0.43)
Year Ended February 29, 2024	9.49	0.40	0.05	0.45	(0.35)	—	—	(0.35)
Year Ended February 28, 2023	10.10	0.32	(0.60)	(0.28)	(0.33)	— (d)	—	(0.33)
Year Ended February 28, 2022	10.49	0.26	(0.39)	(0.13)	(0.26)	—	—	(0.26)
Class C
Year Ended February 28, 2026	9.67	0.43	0.28	0.71	(0.45)	—	—	(0.45)
Year Ended February 28, 2025	9.55	0.40	0.11	0.51	(0.38)	—	(0.01)	(0.39)
Year Ended February 29, 2024	9.46	0.36	0.04	0.40	(0.31)	—	—	(0.31)
Year Ended February 28, 2023	10.06	0.28	(0.59)	(0.31)	(0.29)	— (d)	—	(0.29)
Year Ended February 28, 2022	10.45	0.21	(0.39)	(0.18)	(0.21)	—	—	(0.21)
Class I
Year Ended February 28, 2026	9.73	0.50	0.29	0.79	(0.52)	—	—	(0.52)
Year Ended February 28, 2025	9.61	0.47	0.10	0.57	(0.44)	—	(0.01)	(0.45)
Year Ended February 29, 2024	9.52	0.43	0.03	0.46	(0.37)	—	—	(0.37)
Year Ended February 28, 2023	10.13	0.35	(0.60)	(0.25)	(0.36)	— (d)	—	(0.36)
Year Ended February 28, 2022	10.51	0.28	(0.38)	(0.10)	(0.28)	—	—	(0.28)
Class R6
Year Ended February 28, 2026	9.74	0.52	0.28	0.80	(0.53)	—	—	(0.53)
Year Ended February 28, 2025	9.62	0.49	0.10	0.59	(0.46)	—	(0.01)	(0.47)
Year Ended February 29, 2024	9.52	0.44	0.05	0.49	(0.39)	—	—	(0.39)
Year Ended February 28, 2023	10.13	0.36	(0.60)	(0.24)	(0.37)	— (d)	—	(0.37)
Year Ended February 28, 2022	10.52	0.30	(0.39)	(0.09)	(0.30)	—	—	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

104

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.97	8.04%	$163,154	0.89%	4.84%	1.07%	111%
9.70	5.75	131,980	0.89	4.59	1.07	164
9.59	4.85	161,627	0.90	4.25	1.07	131
9.49	(2.68)	157,631	0.90	3.34	1.07	52
10.10	(1.32)	205,516	0.90	2.44	1.07	51

9.93	7.55	55,307	1.29	4.43	1.57	111
9.67	5.47	26,342	1.29	4.20	1.56	164
9.55	4.32	31,551	1.30	3.83	1.57	131
9.46	(2.98)	45,718	1.30	2.94	1.57	52
10.06	(1.72)	56,993	1.30	2.04	1.57	51

10.00	8.28	3,167,536	0.64	5.09	0.81	111
9.73	6.12	2,828,769	0.64	4.86	0.81	164
9.61	4.98	2,779,525	0.65	4.51	0.82	131
9.52	(2.43)	2,508,577	0.65	3.61	0.81	52
10.13	(0.97)	2,833,995	0.65	2.69	0.81	51

10.01	8.44	644,900	0.49	5.24	0.57	111
9.74	6.27	536,441	0.49	5.02	0.57	164
9.62	5.25	431,754	0.50	4.66	0.58	131
9.52	(2.28)	393,108	0.50	3.71	0.57	52
10.13	(0.91)	676,287	0.50	2.84	0.57	51

105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2026	$11.39	$0.41	$0.03	$0.44	$(0.44)
Year Ended February 28, 2025	11.39	0.52	0.01	0.53	(0.53)
Year Ended February 29, 2024	11.36	0.54	0.02	0.56	(0.53)
Year Ended February 28, 2023	11.45	0.23	(0.07)	0.16	(0.25)
Year Ended February 28, 2022	11.50	0.03	(0.05)	(0.02)	(0.03)
Class C
Year Ended February 28, 2026	11.31	0.35	0.02	0.37	(0.38)
Year Ended February 28, 2025	11.32	0.46	—(d )	0.46	(0.47)
Year Ended February 29, 2024	11.29	0.48	0.02	0.50	(0.47)
Year Ended February 28, 2023	11.39	0.16	(0.06)	0.10	(0.20)
Year Ended February 28, 2022	11.46	(0.02)	(0.05)	(0.07)	— (d)
Class I
Year Ended February 28, 2026	11.43	0.44	0.03	0.47	(0.47)
Year Ended February 28, 2025	11.43	0.55	0.01	0.56	(0.56)
Year Ended February 29, 2024	11.39	0.57	0.03	0.60	(0.56)
Year Ended February 28, 2023	11.48	0.26	(0.08)	0.18	(0.27)
Year Ended February 28, 2022	11.53	0.06	(0.05)	0.01	(0.06)
Class R5
Year Ended February 28, 2026	11.45	0.46	0.01	0.47	(0.48)
Year Ended February 28, 2025	11.44	0.57	0.02	0.59	(0.58)
Year Ended February 29, 2024	11.41	0.58	0.02	0.60	(0.57)
Year Ended February 28, 2023	11.49	0.28	(0.07)	0.21	(0.29)
Year Ended February 28, 2022	11.54	0.08	(0.06)	0.02	(0.07)
Class R6
Year Ended February 28, 2026	11.45	0.47	0.02	0.49	(0.49)
Year Ended February 28, 2025	11.45	0.58	0.01	0.59	(0.59)
Year Ended February 29, 2024	11.41	0.60	0.02	0.62	(0.58)
Year Ended February 28, 2023	11.50	0.28	(0.07)	0.21	(0.30)
Year Ended February 28, 2022	11.54	0.09	(0.04)	0.05	(0.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

106

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$11.39	3.90%	$669,183	0.95%	3.62%	1.04%	536%
11.39	4.75	728,375	0.94	4.56	1.04	544
11.39	5.02	760,124	0.91	4.73	1.05	565
11.36	1.38	769,071	0.90	1.98	1.04	410
11.45	(0.17)	874,236	0.97	0.29	1.04	134

11.30	3.31	120,769	1.45	3.13	1.54	536
11.31	4.18	147,579	1.44	4.04	1.54	544
11.32	4.53	131,415	1.41	4.21	1.55	565
11.29	0.86	152,504	1.40	1.44	1.54	410
11.39	(0.60)	191,301	1.47	(0.19)	1.55	134

11.43	4.14	7,000,872	0.70	3.87	0.79	536
11.43	5.00	7,544,355	0.69	4.80	0.79	544
11.43	5.36	6,778,756	0.66	4.98	0.79	565
11.39	1.62	6,592,191	0.65	2.29	0.79	410
11.48	0.06	6,538,863	0.72	0.54	0.79	134

11.44	4.20	47,729	0.55	4.03	0.66	536
11.45	5.24	55,340	0.54	4.97	0.66	544
11.44	5.42	68,270	0.51	5.11	0.66	565
11.41	1.86	86,997	0.50	2.41	0.66	410
11.49	0.21	88,556	0.57	0.69	0.66	134

11.45	4.40	1,736,375	0.45	4.13	0.54	536
11.45	5.25	1,929,434	0.44	5.04	0.54	544
11.45	5.61	1,773,667	0.41	5.25	0.54	565
11.41	1.87	1,518,327	0.40	2.47	0.54	410
11.50	0.40	1,624,510	0.47	0.79	0.54	134

107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.
The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) is to seek to provide high total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R5, and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment.

108	J.P. Morgan Income Funds	February 28, 2026

An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps, options and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,698	$—	$1,698
Corporate Bonds	—	373,173	—	373,173
Foreign Government Securities	—	795	—	795
Loan Assignments	—	13,088	—	13,088
Municipal Bonds	—	271	—	271
Short-Term Investments
Investment Companies	17,558	—	—	17,558

February 28, 2026	J.P. Morgan Income Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Corporate Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$1,443	$—	$1,443
Total Short-Term Investments	17,558	1,443	—	19,001
Total Investments in Securities	$17,558	$390,468	$—	$408,026
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$45	$—	$45
Futures Contracts	902	75	—	977
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6)	$—	$(6)
Futures Contracts	(726)	— (a)	—	(726)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$176	$114	$—	$290

(a)	Amount rounds to less than one thousand.

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Angola	$—	$2,897	$—	$2,897
Azerbaijan	—	501	—	501
Bahrain	—	4,468	—	4,468
Brazil	—	1,508	—	1,508
Chile	—	18,304	—	18,304
Colombia	—	11,961	—	11,961
Costa Rica	—	1,245	—	1,245
Guatemala	—	768	—	768
India	—	3,236	—	3,236
Indonesia	—	8,250	—	8,250
Jamaica	—	1,870	—	1,870
Kazakhstan	—	4,583	—	4,583
Macau	—	387	—	387
Mexico	—	51,731	—	51,731
Morocco	—	6,549	—	6,549
Oman	—	2,372	—	2,372
Paraguay	—	4,375	—	4,375
Peru	—	9,047	—	9,047
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	6,584	—	6,584
South Africa	—	2,992	—	2,992
Trinidad And Tobago	—	1,862	—	1,862
Turkey	—	4,978	—	4,978
Ukraine	—	972	—	972
Uzbekistan	—	7,895	—	7,895
Venezuela, Bolivarian Republic of	—	7,861	—	7,861
Total Corporate Bonds	—	167,196	— (a)	167,196

110	J.P. Morgan Income Funds	February 28, 2026

Emerging Markets Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$740,477	$—	$740,477
U.S. Treasury Obligations	—	3,278	—	3,278
Short-Term Investments
Foreign Government Treasury Bills	—	7,308	—	7,308
Investment Companies	58,264	—	—	58,264
Total Short-Term Investments	58,264	7,308	—	65,572
Total Investments in Securities	$58,264	$918,259	$— (a)	$976,523
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,325	$—	$2,325
Futures Contracts	435	—	—	435
Swaps	—	125	—	125
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,255)	$—	$(1,255)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$435	$1,195	$—	$1,630

(a)	Value is zero.

Global Bond Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,000	$—	$7,000
Collateralized Mortgage Obligations	—	16,018	—	16,018
Commercial Mortgage-Backed Securities
United States	—	37,489	9,396	46,885
Common Stocks
France	—	446	—	446
Luxembourg	—	—	612	612
United States	249	806	3,006	4,061
Total Common Stocks	249	1,252	3,618	5,119
Convertible Bonds	—	172,992	—	172,992
Corporate Bonds
Australia	—	18,080	—	18,080
Austria	—	2,876	—	2,876
Belgium	—	16,225	—	16,225
Brazil	—	29,587	—	29,587
Canada	—	31,333	—	31,333
Chile	—	4,377	—	4,377
China	—	5,743	—	5,743
Colombia	—	9,816	—	9,816
Denmark	—	15,768	—	15,768
Finland	—	861	—	861
France	—	149,372	—	149,372
Germany	—	80,305	—	80,305
Greece	—	675	—	675

February 28, 2026	J.P. Morgan Income Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hungary	$—	$2,969	$—	$2,969
India	—	4,024	—	4,024
Indonesia	—	10,052	—	10,052
Ireland	—	58,426	—	58,426
Italy	—	113,212	—	113,212
Jamaica	—	3,636	—	3,636
Japan	—	4,014	—	4,014
Jersey	—	3,183	—	3,183
Kazakhstan	—	12,641	—	12,641
Luxembourg	—	18,249	—	18,249
Macau	—	1,855	—	1,855
Malaysia	—	4,152	—	4,152
Mexico	—	49,259	—	49,259
Morocco	—	2,402	—	2,402
Netherlands	—	36,832	—	36,832
Norway	—	309	—	309
Peru	—	2,655	—	2,655
Poland	—	765	—	765
Portugal	—	10,556	—	10,556
Saudi Arabia	—	5,413	—	5,413
South Africa	—	7,824	—	7,824
Spain	—	57,222	—	57,222
Sweden	—	18,176	—	18,176
Switzerland	—	25,597	—	25,597
Trinidad And Tobago	—	2,248	—	2,248
United Arab Emirates	—	757	—	757
United Kingdom	—	143,510	—	143,510
United States	—	1,283,226	217	1,283,443
Total Corporate Bonds	—	2,248,182	217	2,248,399
Foreign Government Securities	—	887,093	—	887,093
Loan Assignments
Canada	—	2,198	—	2,198
United Kingdom	—	1,440	—	1,440
United States	—	93,437	596	94,033
Total Loan Assignments	—	97,075	596	97,671
Mortgage-Backed Securities	—	363,625	—	363,625
Preferred Stocks	—	—	535	535
Rights	—	—	584	584
Warrants	—	5	— (a)	5
Short-Term Investments
Investment Companies	253,766	—	—	253,766
Total Investments in Securities	$254,015	$3,830,731	$14,946	$4,099,692
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,410	$—	$10,410
Futures Contracts	10,725	3,403	—	14,128
Swaps	—	12,470	—	12,470

112	J.P. Morgan Income Funds	February 28, 2026

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,330)	$—	$(5,330)
Futures Contracts	(10,345)	—	—	(10,345)
Swaps	—	(1,306)	—	(1,306)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$380	$19,647	$—	$20,027

(a)	Amount rounds to less than one thousand.

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$33,053	$—	$33,053
Collateralized Mortgage Obligations	—	463,081	—	463,081
Commercial Mortgage-Backed Securities	—	3,500	—	3,500
Common Stocks
Aerospace & Defense	—	—	229	229
Broadline Retail	—	—	398	398
Chemicals	—	—	3	3
Commercial Services & Supplies	—	—	— (a)	— (a)
Financial Services	—	—	480	480
Health Care Equipment & Supplies	—	557	—	557
Health Care Providers & Services	—	—	2,490	2,490
Machinery	—	—	— (a)	— (a)
Media	231	—	—	231
Oil, Gas & Consumable Fuels	432	—	—	432
Specialty Retail	—	198	3	201
Total Common Stocks	663	755	3,603	5,021
Convertible Bonds	—	336,686	—	336,686
Corporate Bonds
Aerospace & Defense	—	—	186	186
Automobile Components	—	15,491	—	15,491
Automobiles	—	276,356	—	276,356
Banks	—	1,409,099	—	1,409,099
Beverages	—	116,050	—	116,050
Biotechnology	—	13,888	—	13,888
Broadline Retail	—	2,881	—	2,881
Building Products	—	737	—	737
Capital Markets	—	293,707	—	293,707
Chemicals	—	1,229	—	1,229
Commercial Services & Supplies	—	1,056	—	1,056
Consumer Finance	—	716,418	—	716,418
Consumer Staples Distribution & Retail	—	35,856	—	35,856
Containers & Packaging	—	865	—	865
Diversified Telecommunication Services	—	9,578	—	9,578
Electric Utilities	—	80,655	—	80,655

February 28, 2026	J.P. Morgan Income Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$275	$—	$275
Entertainment	—	43,878	—	43,878
Financial Services	—	132,264	—	132,264
Ground Transportation	—	758	— (a)	758
Health Care Equipment & Supplies	—	27,701	—	27,701
Health Care Providers & Services	—	59,330	—	59,330
Health Care Technology	—	4,201	—	4,201
Hotel & Resort REITs	—	2,824	—	2,824
Independent Power and Renewable Electricity Producers	—	6,452	—	6,452
Industrial Conglomerates	—	16,459	—	16,459
Insurance	—	13,906	—	13,906
Interactive Media & Services	—	18,469	—	18,469
IT Services	—	871	—	871
Machinery	—	23,364	—	23,364
Media	—	12,149	—	12,149
Metals & Mining	—	27,327	—	27,327
Multi-Utilities	—	24,621	—	24,621
Oil, Gas & Consumable Fuels	—	66,490	— (a)	66,490
Personal Care Products	—	—	— (a)	— (a)
Pharmaceuticals	—	115,557	—	115,557
Software	—	44,378	—	44,378
Specialized REITs	—	48,281	—	48,281
Specialty Retail	—	—	— (b)	— (b)
Technology Hardware, Storage & Peripherals	—	18,424	—	18,424
Tobacco	—	10,058	—	10,058
Total Corporate Bonds	—	3,691,903	186	3,692,089
Loan Assignments
Aerospace & Defense	—	424	—	424
Automobile Components	—	1,551	—	1,551
Beverages	—	847	—	847
Broadline Retail	—	312	—	312
Building Products	—	807	—	807
Chemicals	—	2,772	—	2,772
Commercial Services & Supplies	—	4,627	—	4,627
Consumer Staples Distribution & Retail	—	210	2,313	2,523
Containers & Packaging	—	610	—	610
Diversified Consumer Services	—	683	—	683
Diversified Telecommunication Services	—	340	—	340
Electric Utilities	—	788	—	788
Electrical Equipment	—	1,143	—	1,143
Entertainment	—	2,142	—	2,142
Ground Transportation	—	1,797	—	1,797
Health Care Equipment & Supplies	—	783	—	783
Health Care Providers & Services	—	1,396	—	1,396
Hotels, Restaurants & Leisure	—	909	—	909
Insurance	—	1,549	—	1,549
IT Services	—	792	—	792
Leisure Products	—	—	22	22

114	J.P. Morgan Income Funds	February 28, 2026

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Life Sciences Tools & Services	$—	$958	$—	$958
Machinery	—	355	—	355
Media	—	2,200	—	2,200
Oil, Gas & Consumable Fuels	—	985	—	985
Personal Care Products	—	642	—	642
Pharmaceuticals	—	367	—	367
Professional Services	—	1,503	—	1,503
Semiconductors & Semiconductor Equipment	—	236	—	236
Software	—	3,283	—	3,283
Specialty Retail	—	1,737	656	2,393
Total Loan Assignments	—	36,748	2,991	39,739
Mortgage-Backed Securities	—	1,748,400	—	1,748,400
Options Purchased	868	—	—	868
Preferred Stocks	—	—	2,835	2,835
Rights	—	—	1,951	1,951
Short-Term Investments
Investment Companies	5,014,691	—	—	5,014,691
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	6,133	—	6,133
Total Short-Term Investments	5,014,691	71,133	—	5,085,824
Total Investments in Securities	$5,016,222	$6,385,259	$11,566	$11,413,047
Liabilities
TBA Short Commitment	$—	$(2,187,157)	$—	$(2,187,157)
Total Liabilities in Securities Sold Short	$—	$(2,187,157)	$—	$(2,187,157)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,038	$—	$1,038
Futures Contracts	1,372	—	—	1,372
Swaps	—	319	—	319
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(273)	$—	$(273)
Futures Contracts	(1,032)	—	—	(1,032)
Options Written
Call Options Written	(1,863)	—	—	(1,863)
Swaps	—	(14,906)	—	(14,906)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,523)	$(13,822)	$—	$(15,345)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.

February 28, 2026	J.P. Morgan Income Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Global Bond Opportunities Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$58	$—	$—	$—	$—	$—	$—	$(58)	$—
Collateralized Mortgage Obligations	9,528	—	23	— (a)	—	(9,551)	—	—	—
Commercial Mortgage-Backed Securities	9,917	—	72	1	283	(877)	—	—	9,396
Common Stocks	2,287	(978)	1,380	—	3,219	(1,486)	—	(804)	3,618
Convertible Preferred Stocks	1,310	(1,939)	558	—	71	—	—	—	—
Corporate Bonds	1,050	(853)	744	39	307	(1,070)	—	—	217
Loan Assignments	978	— (a)	(714)	64	274	(6)	—	—	596
Preferred Stocks	549	—	(14)	—	—	—	—	—	535
Rights	—	—	584	—	—	—	—	—	584
Warrants	17	— (a)	— (a)	—	—	—	—	(17)	— (a)
Total	$25,694	$(3,770)	$2,633	$104	$4,154	$(12,990)	$—	$(879)	$14,946

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(39). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Strategic Income Opportunities Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Funds' repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Corporate Bond Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is

116	J.P. Morgan Income Funds	February 28, 2026

uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
E. Unfunded Commitments— Global Bond Opportunities Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2026, Global Bond Opportunities Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Global Bond Opportunities Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	6.670%	$164	$156	$—	$—	$164	$156
F. Commercial and Residential Loans— Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.
G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Corporate Bond Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Global Bond Opportunities Fund and Strategic Income Opportunities Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Corporate Bond, Global Bond Opportunities Fund and Strategic Income Opportunities Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOI, if any.

February 28, 2026	J.P. Morgan Income Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Counterparty	Collateral amount
Global Bond Opportunities Fund	Collateral Received	Wells Fargo Securities LLC	$(50)
H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2026.
I. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Corporate Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$14,639	$205,075	$202,156	$(2)	$2	$17,558	17,551	$570	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

118	J.P. Morgan Income Funds	February 28, 2026

Emerging Markets Debt Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$30,349	$585,514	$557,597	$— (c)	$(2)	$58,264	58,240	$1,451	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

Global Bond Opportunities Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$67,676	$1,307,747	$1,121,634	$(47)	$24	$253,766	253,665	$8,701	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Strategic Income Opportunities Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$4,990,276	$6,793,196	$6,768,501	$(187)	$(93)	$5,014,691	5,012,686	$198,433	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
J. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

February 28, 2026	J.P. Morgan Income Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
K. Derivatives—The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes K(1) — K(4) below describe the various derivatives used by the Funds.
(1) Options— Strategic Income Opportunities Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— The Funds used futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk/risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts

120	J.P. Morgan Income Funds	February 28, 2026

subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— The Funds engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Emerging Markets Debt Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

February 28, 2026	J.P. Morgan Income Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
Global Bond Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 28, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$45	$2,325	$10,410	$1,038
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(6)	(1,255)	(5,330)	(273)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	977	435	14,128	1,372
Swaps at Value (Assets) **	—	—	12,517	—
Purchased Options at Market Value	—	—	—	868
Unrealized Depreciation on Futures Contracts *	(726)	—	(10,345)	(1,032)
Swaps at Value (Liabilities) **	—	—	(33)	—
Written Options at Market Value	—	—	—	(1,863)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	1,314	—	667
Swaps at Value (Liabilities) **	—	(31)	(13,413)	(30,295)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	251	435	3,783	340
Swaps at Value **	—	1,283	(929)	(29,628)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	39	1,070	5,080	765
Purchased Options at Market Value	—	—	—	868
Written Options at Market Value	—	—	—	(1,863)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

122	J.P. Morgan Income Funds	February 28, 2026

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2026, by primary underlying risk exposure:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(223)	$(2,660)	$(126,844)	$(1,883)
Interest Rate Risk Exposure:
Futures Contracts	369	1,598	8,197	(14,157)
Swap Contracts	—	—	(3,516)	—
Purchased Options	—	—	—	(9,284)
Written Options	—	—	—	8,816
Credit Risk Exposure:
Swap Contracts	—	(1,235)	(11,756)	(25,256)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$32	$777	$591	$807
Interest Rate Risk Exposure:
Futures Contracts	(118)	(100)	3,053	(1,678)
Swap Contracts	—	—	21,651	—
Purchased Options	—	—	—	8,388
Written Options	—	—	—	(9,865)
Credit Risk Exposure:
Swap Contracts	—	125	709	19,908
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$142,989	$130,063	$1,784,154	$1,440,750
Average Notional Balance Short	(102,737)	—	(1,196,441)	(607,407)
Ending Notional Balance Long	144,030	170,914	1,800,107	605,940
Ending Notional Balance Short	(81,786)	—	(1,318,223)	(114,153)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(1,466)	(16,877)	(777,794)	(95,537)
Average Settlement Value Sold	3,449	33,424	1,480,998	186,177
Ending Settlement Value Purchased	(3,912)	(49,701)	(1,209,979)	(129,144)
Ending Settlement Value Sold	7,715	108,974	1,881,925	234,375
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	288,550	—
Average Notional Balance - Receives Fixed Rate	—	—	2,126,612	—
Ending Notional Balance - Pays Fixed Rate	—	—	78,547	—
Ending Notional Balance - Receives Fixed Rate	—	—	4,084,831	—

February 28, 2026	J.P. Morgan Income Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	2,169
Average Number of Contracts Written	—	—	—	(2,239)
Ending Number of Contracts Purchased	—	—	—	2,760
Ending Number of Contracts Written	—	—	—	(2,760)
Credit Default Swaps:
Average Notional Balance - Buy Protection	$—	$22,349	$212,947	$1,025,662
Average Notional Balance - Sell Protection	—	831	—	17,774
Ending Notional Balance - Buy Protection	—	14,600	167,963	1,229,446
Ending Notional Balance - Sell Protection	—	10,800	—	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Global Bond Opportunities Fund's and Strategic Income Opportunities Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Emerging Markets Debt Fund	Collateral Received	Goldman Sachs International	$2,168	$(2,060)
Global Bond Opportunities Fund	Collateral Received	Goldman Sachs International	460	(410)
Strategic Income Opportunities Fund	Collateral Received	Bank of America, NA	260	(220)
	Collateral Received	Barclays Bank plc	146	(40)
The Funds' derivatives contracts held at February 28, 2026 are not accounted for as hedging instruments under GAAP.
L. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
M. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

124	J.P. Morgan Income Funds	February 28, 2026

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Class A	Class C	Class I	Class R5	Class R6	Total
Corporate Bond Fund
Transfer agency fees	$3	$1	$2	n/a	$6	$12
Emerging Markets Debt Fund
Transfer agency fees	4	1	2	$— (a)	8	15
Global Bond Opportunities Fund
Transfer agency fees	8	2	26	n/a	45	81
Strategic Income Opportunities Fund
Transfer agency fees	32	7	67	11	68	185

(a)	Amount rounds to less than one thousand.
N. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
O. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
P. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$—	$44	$(44)
Emerging Markets Debt Fund	—	(5,269)	5,269
Global Bond Opportunities Fund	—	(118,741)	118,741
Strategic Income Opportunities Fund	(325)	16,181	(15,856)
The reclassifications for the Funds relate primarily to tax adjustments on certain derivatives and investments and foreign currency gains or losses.
Q. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

February 28, 2026	J.P. Morgan Income Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
R. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A , Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
Corporate Bond Fund	0.25%	0.75%
Emerging Markets Debt Fund	0.25	0.75
Global Bond Opportunities Fund	0.25	0.75
Strategic Income Opportunities Fund	0.25	0.75
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Corporate Bond Fund	$3	$—
Emerging Markets Debt Fund	7	—
Global Bond Opportunities Fund	14	—
Strategic Income Opportunities Fund	11	—

126	J.P. Morgan Income Funds	February 28, 2026

D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	0.40%
Emerging Markets Debt Fund	1.05	1.55	0.80	0.75%	0.65
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	0.60	0.50

The expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Corporate Bond Fund	$192	$128	$269	$589	$—
Emerging Markets Debt Fund	740	493	77	1,310	3
Global Bond Opportunities Fund	1,470	981	2,936	5,387	—
Strategic Income Opportunities Fund	2,367	1,580	48	3,995	52
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

February 28, 2026	J.P. Morgan Income Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

Corporate Bond Fund	$28
Emerging Markets Debt Fund	72
Global Bond Opportunities Fund	423
Strategic Income Opportunities Fund	5,280
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$318,606	$272,620	$4,104	$4,227
Emerging Markets Debt Fund	1,113,019	1,257,352	—	—
Global Bond Opportunities Fund	4,100,701	3,947,294	—	—
Strategic Income Opportunities Fund	30,743,395	29,801,539	1,674,616	2,189,885
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$403,337	$9,995	$5,016	$4,979
Emerging Markets Debt Fund	926,075	65,738	12,502	53,236
Global Bond Opportunities Fund	4,067,423	165,472	125,269	40,203
Strategic Income Opportunities Fund	9,187,060	50,857	42,413	8,444
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments, foreign currency gains or losses and wash sale loss deferrals.

128	J.P. Morgan Income Funds	February 28, 2026

The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Total Distributions Paid
Corporate Bond Fund	$18,514	$18,514
Emerging Markets Debt Fund	61,573	61,573
Global Bond Opportunities Fund	193,476	193,476
Strategic Income Opportunities Fund	414,968	414,968

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Return of Capital	Total Distributions Paid
Corporate Bond Fund	$15,386	$—	$15,386
Emerging Markets Debt Fund	63,067	—	63,067
Global Bond Opportunities Fund	160,525	2,349	162,874
Strategic Income Opportunities Fund	488,888	—	488,888

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$174	$(47,916)	$4,984
Emerging Markets Debt Fund	2,823	(594,095)	49,527
Global Bond Opportunities Fund	1,428	(212,045)	40,460
Strategic Income Opportunities Fund	—	(786,689)	8,866

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, straddle loss deferral, foreign currency gains or loss, post-October capital loss deferrals and wash sale loss deferrals.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$12,793	$35,123
Emerging Markets Debt Fund	298,780	295,315
Global Bond Opportunities Fund	64,922	147,123
Strategic Income Opportunities Fund	70,300	716,389

February 28, 2026	J.P. Morgan Income Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2025 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Global Bond Opportunities Fund	$(1,313)	$18,490
Strategic Income Opportunities Fund	(10,219)	22,840
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Corporate Bond Fund	$638	$18
Emerging Markets Debt Fund	5,270	1,720
Global Bond Opportunities Fund	—	8,315
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

130	J.P. Morgan Income Funds	February 28, 2026

As of February 28, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	24.9%	3	51.1%
Emerging Markets Debt Fund	—	—	2	33.1
Global Bond Opportunities Fund	1	12.0	3	44.0
Strategic Income Opportunities Fund	1	11.9	3	37.7
As of February 28, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Debt Fund	16.5%	20.1%	19.1%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Emerging Markets Debt Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

February 28, 2026	J.P. Morgan Income Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Debt Fund invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

132	J.P. Morgan Income Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund and JPMorgan Strategic Income Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund and JPMorgan Strategic Income Opportunities Fund (four of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Income Funds	133

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Corporate Bond Fund	0.6%
JPMorgan Emerging Markets Debt Fund	0.2
JPMorgan Strategic Income Opportunities Fund	3.4

134	J.P. Morgan Income Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-INC-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Income Funds
February 28, 2026
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 31.8%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	55,502
1.13%, 8/15/2040	29,845	19,398
3.88%, 8/15/2040	54,475	51,834
2.25%, 5/15/2041	207,900	157,939
2.75%, 11/15/2042	289,890	230,055
3.13%, 2/15/2043	138,080	115,329
3.88%, 2/15/2043	3,905	3,618
3.88%, 5/15/2043	101,570	93,885
3.63%, 8/15/2043	531,973	473,872
4.38%, 8/15/2043	44,779	44,046
3.75%, 11/15/2043	256,218	231,587
3.63%, 2/15/2044	198,360	175,851
3.00%, 11/15/2044	50,821	40,691
3.00%, 11/15/2045	9,035	7,153
2.50%, 2/15/2046	70,000	50,591
2.25%, 8/15/2046	179,932	123,091
3.00%, 2/15/2047	5,431	4,240
3.00%, 2/15/2048	78,220	60,391
3.13%, 5/15/2048	43,243	34,064
3.00%, 8/15/2048	4,200	3,226
2.88%, 5/15/2049	12,946	9,642
2.25%, 8/15/2049	180,150	117,555
2.38%, 11/15/2049	98,830	66,073
2.00%, 2/15/2050	76,853	47,000
1.25%, 5/15/2050	4,667	2,338
1.38%, 8/15/2050	551,004	283,638
1.63%, 11/15/2050	62,475	34,281
1.88%, 2/15/2051	204,145	119,138
2.38%, 5/15/2051	166,815	109,511
2.00%, 8/15/2051	144,750	86,556
1.88%, 11/15/2051	200,075	115,489
2.25%, 2/15/2052	150,605	95,275
2.88%, 5/15/2052	131,125	95,281
3.00%, 8/15/2052	172,625	128,592
3.63%, 2/15/2053	28,800	24,176
4.63%, 5/15/2054	33,110	33,004
4.25%, 8/15/2054	6,595	6,179
4.50%, 11/15/2054	20,140	19,676
4.75%, 5/15/2055	26,990	27,468
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,248	3,301
3.63%, 4/15/2028	18,164	19,186
2.50%, 1/15/2029	5,414	5,649
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes
0.75%, 4/30/2026	15,670	15,594
4.13%, 6/15/2026	20,000	20,027
0.88%, 6/30/2026	248,957	246,658
4.63%, 9/15/2026	265,210	266,551
2.00%, 11/15/2026	10,000	9,888
1.75%, 12/31/2026	64,262	63,321
1.50%, 1/31/2027	5,196	5,101
4.13%, 2/28/2027	250,000	251,445
2.63%, 5/31/2027	200,000	197,906
2.75%, 7/31/2027	113,240	112,152
3.13%, 8/31/2027	111,315	110,806
0.38%, 9/30/2027	31,575	30,110
4.13%, 10/31/2027	318,905	322,480
4.25%, 1/15/2028	53,280	54,088
1.25%, 3/31/2028	160,035	153,227
3.63%, 3/31/2028	12,000	12,056
1.25%, 4/30/2028	85,520	81,738
2.88%, 5/15/2028	7,030	6,954
1.25%, 6/30/2028	782,088	745,030
1.00%, 7/31/2028	149,415	141,238
1.75%, 1/31/2029	48,420	46,226
1.88%, 2/28/2029	218,300	208,894
2.88%, 4/30/2029	617,050	607,264
3.25%, 6/30/2029	270,000	268,587
3.13%, 8/31/2029	86,645	85,772
3.88%, 9/30/2029	175,000	177,529
4.00%, 10/31/2029	113,000	115,145
4.38%, 12/31/2029	33,345	34,438
3.88%, 7/31/2030	45,000	45,707
3.63%, 9/30/2030	80,000	80,409
4.88%, 10/31/2030	315,775	334,179
1.63%, 5/15/2031	23,990	21,803
1.25%, 8/15/2031	115,000	101,788
1.38%, 11/15/2031	28,783	25,482
4.50%, 12/31/2031	14,685	15,362
4.38%, 1/31/2032	37,635	39,124
1.88%, 2/15/2032	292,700	265,236
4.13%, 2/29/2032	30,000	30,786
2.88%, 5/15/2032	116,650	111,574
4.13%, 5/31/2032	264,440	271,309
4.00%, 7/31/2032	228,000	232,230
2.75%, 8/15/2032	171,000	161,869
3.75%, 10/31/2032	108,995	109,302
4.13%, 11/15/2032	21,000	21,525
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 8/15/2033	14,250	14,354
4.50%, 11/15/2033	1,304,950	1,366,986
4.00%, 2/15/2034	972,166	984,964
3.88%, 8/15/2034	826,090	827,316
4.25%, 11/15/2034	450,920	463,267
4.25%, 5/15/2035	61,730	63,314
U.S. Treasury STRIPS Bonds
6.61%, 5/15/2026 (a)	24,999	24,811
0.71%, 11/15/2026 (a)	10,990	10,714
1.45%, 11/15/2027 (a)	50,000	47,155
1.78%, 8/15/2029 (a)	100,000	88,717
4.67%, 8/15/2030 (a)	63,190	53,957
3.24%, 11/15/2030 (a)	195,970	165,846
4.85%, 2/15/2031 (a)	449,750	376,741
4.72%, 5/15/2031 (a)	261,915	217,266
4.86%, 8/15/2031 (a)	567,895	466,208
4.74%, 11/15/2031 (a)	167,615	136,192
5.38%, 5/15/2032 (a)	113,297	90,203
4.02%, 8/15/2032 (a)	149,800	117,898
4.45%, 11/15/2032 (a)	122,788	95,709
4.64%, 2/15/2033 (a)	36,300	27,966
4.85%, 5/15/2033 (a)	108,105	82,352
7.03%, 8/15/2033 (a)	24,963	18,795
5.81%, 11/15/2033 (a)	60,239	44,835
4.07%, 8/15/2034 (a)	209,640	150,388
4.22%, 11/15/2034 (a)	319,920	226,803
4.28%, 2/15/2035 (a)	148,502	103,990
4.35%, 5/15/2035 (a)	102,600	71,014
4.33%, 8/15/2035 (a)	519,891	355,322
4.24%, 11/15/2035 (a)	91,000	61,419
4.29%, 2/15/2036 (a)	65,611	43,713
4.30%, 5/15/2036 (a)	198,352	130,425
4.41%, 8/15/2036 (a)	43,554	28,263
4.51%, 11/15/2036 (a)	202,881	129,963
4.41%, 2/15/2037 (a)	65,678	41,473
4.35%, 5/15/2037 (a)	107,759	67,166
4.33%, 8/15/2037 (a)	27,176	16,706
4.37%, 11/15/2037 (a)	110,686	67,134
5.23%, 8/15/2039 (a)	17,900	9,825
4.75%, 8/15/2040 (a)	31,482	16,320
5.27%, 11/15/2040 (a)	216,030	110,454
5.30%, 2/15/2041 (a)	138,670	69,873
5.39%, 8/15/2041 (a)	178,550	87,791
4.94%, 2/15/2042 (a)	87,575	41,745
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

5.33%, 2/15/2043 (a)	16,580	7,443
5.31%, 5/15/2046 (a)	19,005	7,149
Total U.S. Treasury Obligations (Cost $18,066,448)		17,313,226
Corporate Bonds — 24.9%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	875
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	13,284
5.80%, 10/11/2041 (b)	2,500	2,669
3.00%, 9/15/2050 (b)	5,645	3,869
Boeing Co. (The)
3.10%, 5/1/2026	9,560	9,544
5.04%, 5/1/2027	9,155	9,251
5.15%, 5/1/2030	14,590	15,111
6.39%, 5/1/2031	11,580	12,658
3.60%, 5/1/2034	5,076	4,682
6.53%, 5/1/2034	19,270	21,605
5.71%, 5/1/2040	12,565	13,073
5.81%, 5/1/2050	14,000	14,057
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	23,137
5.40%, 7/31/2033	11,863	12,498
4.85%, 4/27/2035	1,918	1,936
Leidos, Inc.
2.30%, 2/15/2031	8,020	7,286
5.75%, 3/15/2033	8,600	9,131
5.00%, 3/15/2036 (c)	18,335	18,292
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	13,155
RTX Corp.
5.15%, 2/27/2033	11,955	12,511
4.50%, 6/1/2042	13,927	12,834
4.15%, 5/15/2045	7,861	6,710
3.75%, 11/1/2046	7,060	5,599
4.35%, 4/15/2047	4,020	3,472
2.82%, 9/1/2051	10,000	6,389
3.03%, 3/15/2052	3,840	2,553
6.40%, 3/15/2054	5,495	6,140
		262,321
Automobiles — 0.1%
Hyundai Capital America
1.50%, 6/15/2026 (b)	17,530	17,399
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
2.38%, 10/15/2027 (b)	9,020	8,794
1.80%, 1/10/2028 (b)	12,950	12,445
		38,638
Banks — 7.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (d)	17,700	17,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (d)	15,800	15,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (d)	19,600	20,358
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (d)	7,745	8,198
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (d)	16,965	17,623
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (d)	42,860	45,672
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (e)	1,834	1,836
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	37,200	36,983
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	6,400	6,323
5.59%, 8/8/2028	37,800	39,181
5.13%, 11/6/2035	21,200	21,333
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,064
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	9,615	9,529
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	22,915	21,217
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	19,870	18,102
(SOFR + 2.16%), 5.02%, 7/22/2033 (d)	26,230	27,001
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	28,820	30,943
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	53,000	55,628
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	58,670	59,516
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	54,117	40,223
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (d)	34,388	33,979
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (d)	33,280	34,627
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Montreal (Canada) (SOFRINDX + 1.08%), 4.35%, 9/22/2031 (d)	20,510	20,642
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	16,360	16,908
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	7,526	7,747
(SOFR + 1.05%), 4.81%, 2/2/2034 (d)	26,940	27,251
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	23,485
5.79%, 7/13/2028 (b)	24,190	25,124
5.54%, 1/22/2030 (b)	13,575	14,211
4.54%, 1/15/2031 (b)	16,730	16,825
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (d)	8,500	8,527
(SOFR + 1.88%), 6.50%, 9/13/2027 (d)	52,040	52,705
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	10,846	11,098
(SOFR + 1.14%), 4.52%, 2/24/2032 (d)	9,620	9,641
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	10,428	9,558
(SOFR + 2.98%), 6.22%, 5/9/2034 (d)	7,324	7,924
(SOFR + 1.59%), 5.79%, 2/25/2036 (d)	16,020	16,783
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	16,335	16,320
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (d)	2,500	2,569
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (d)	20,560	21,147
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (d)	26,260	27,266
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (d)	76,360	79,106
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (d)	32,240	34,147
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (d)	12,958	11,973
BPCE SA (France)
4.75%, 7/19/2027 (b)	2,915	2,949
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (d)	23,410	23,785
5.28%, 5/30/2029 (b)	9,560	9,889
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (d)	29,400	31,222
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (d)	19,250	20,239
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (d)	43,095	44,583
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (d)	11,500	11,599
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	15,245	13,729
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (d)	21,875	24,584
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (d)	23,406	24,701
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (d)	14,995	16,152
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (d)	49,665	52,382
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (d)	27,576	28,757
(SOFR + 1.36%), 4.89%, 7/3/2031 (b) (d)	49,395	50,411
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (d)	10,504	11,792
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (d)	30,700	32,944
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (d)	26,134	27,115
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,358
3.60%, 4/7/2032	8,000	7,710
Capital One NA 4.25%, 3/13/2026	8,109	8,108
Citigroup, Inc.
4.30%, 11/20/2026	6,200	6,211
4.45%, 9/29/2027	1,491	1,500
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	41,323	41,127
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	11,100	11,015
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	6,399	6,408
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	21,204	21,454
(SOFR + 1.46%), 4.95%, 5/7/2031 (d)	18,415	18,886
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	23,430	23,609
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	3,330	3,079
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	50,000	54,867
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	31,800	33,166
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	19,340	19,678
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	1,901	1,417
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	8,564	8,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	12,800	12,762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (d)	25,880	26,666
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (d)	21,400	22,761
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	12,885	12,957
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (d)	15,002	15,316
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (d)	14,822	15,326
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (d)	22,790	22,962
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (d)	45,845	48,728
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (d)	32,045	32,373
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (d)	29,115	30,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (d)	10,433	10,570
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (d)	13,405	13,781
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (d)	14,355	14,420
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (d)	22,075	21,539
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (d)	17,715	17,800
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (d)	8,401	8,862
(SOFR + 0.95%), 4.57%, 4/29/2032 (d)	14,810	14,898
(SOFR + 1.24%), 5.14%, 1/29/2037 (d)	22,670	22,740
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	25,865	25,090
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	13,465	12,875
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	43,090	44,668
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	11,185	11,541
(SOFR + 1.57%), 5.24%, 5/13/2031 (d)	17,890	18,533
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	20,470	18,841
(SOFR + 1.19%), 4.62%, 11/6/2031 (d)	8,585	8,683
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	13,085	12,038
(SOFR + 1.43%), 5.13%, 11/6/2036 (d)	15,845	16,005
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	3,840	4,241
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (d)	17,160	17,764
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	13,000	13,694
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,574
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	8,840	8,823
(SOFR + 1.56%), 6.08%, 9/11/2027 (d)	7,083	7,160
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (d)	27,938	28,153
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (d)	36,960	40,721
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	26,465	27,149
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	3,780	3,799
(SOFR + 1.37%), 5.31%, 1/28/2037 (d)	10,115	10,205
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	12,150	12,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	6,805	6,889
4.38%, 3/22/2028	6,745	6,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	19,370	20,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (d)	39,385	39,160
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	17,660	17,497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	14,590	14,389
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (d)	20,600	21,372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (d)	19,000	19,461
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	16,739	16,640
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (d)	11,274	10,811
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (d)	26,000	27,555
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (d)	30,645	31,248
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	15,000	16,032
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (d)	41,825	43,346
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	8,560	8,560
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (d)	29,653	30,191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	4,480	4,668
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	14,835	15,223
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (d)	25,946	26,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	41,515	44,159
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	20,945	21,811
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	21,370	21,850
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	38,175	39,579
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	34,180	34,868
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	29,735	31,053
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	14,000	15,079
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	14,830	14,727
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	45,000	46,949
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	20,755	21,158
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (d)	34,925	36,670
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (d)	24,590	24,634
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	15,500	15,700
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,994
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (d)	7,650	7,603
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (d)	11,289	11,743
3.00%, 1/22/2030 (b)	6,844	6,518
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (d)	43,352	45,124
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (d)	31,110	28,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (d)	36,630	39,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (d)	21,602	23,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (d)	16,372	17,465
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (d)	30,570	30,981
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (d)	15,994	16,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (d)	7,725	7,908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (d)	12,115	12,184
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,504
5.72%, 9/14/2028	25,582	26,673
3.04%, 7/16/2029	25,422	24,635
5.71%, 1/13/2030	23,065	24,384
5.24%, 4/15/2030	23,100	24,109
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	25,100	26,420
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	27,075	27,210
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	5,344	5,753
(SOFR + 1.31%), 5.07%, 5/20/2031 (d)	8,000	8,257
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	12,630	12,955
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	10,000	10,698
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	10,759	11,416
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	40,260	40,202
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	10,885	10,826
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (d)	19,230	19,893
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	12,600	13,376
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,935
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	15,412	15,945
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	46,180	48,702
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	22,315	23,006
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	15,023	15,320
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	18,175	18,940
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	16,715	17,589
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	95,840	98,409
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	93,141	97,959
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	19,170	19,243
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,119	8,680
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	2,800	2,414
		4,123,096
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,863
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	628
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,604
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	5,085
4.50%, 5/9/2047	3,680	3,169
5.25%, 11/15/2048	3,091	2,912
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,933
		56,194
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	11,181
4.55%, 3/15/2035	3,881	3,864
4.50%, 5/14/2035	15,614	15,468
4.75%, 3/15/2036	12,735	12,802
4.05%, 11/21/2039	33,708	30,512
4.63%, 10/1/2042	9,850	9,212
4.40%, 11/6/2042	12,902	11,708
4.75%, 3/15/2045	7,000	6,483
4.45%, 5/14/2046	2,145	1,899
4.25%, 11/21/2049	10,194	8,577
5.55%, 3/15/2056	11,475	11,546
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,986
4.85%, 2/19/2036	19,115	19,218
3.15%, 2/21/2040	12,815	10,312
5.60%, 3/2/2043	23,181	23,692
4.66%, 6/15/2051	17,300	15,104
5.65%, 3/2/2053	16,083	16,054
5.75%, 3/2/2063	7,500	7,434
Baxalta, Inc. 5.25%, 6/23/2045	327	318
Biogen, Inc.
3.25%, 2/15/2051	3,480	2,310
6.45%, 5/15/2055	5,340	5,729
Gilead Sciences, Inc. 2.60%, 10/1/2040	36,128	27,063
		268,472
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.95%, 4/13/2052	27,400	21,664
3.25%, 5/12/2061	7,000	4,498
		26,162
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	3,665	3,323
6.50%, 8/15/2032	10,095	11,175
4.50%, 5/15/2047	3,130	2,712
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	11,006
		28,216
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (d)	19,650	22,028
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,677
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,656
4.85%, 3/29/2029	5,160	5,255
4.70%, 9/20/2047	1,075	927
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	14,135	14,295
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	4,955	4,895
(SOFR + 1.21%), 5.37%, 1/10/2029 (d)	24,880	25,427
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	8,661	9,058
5.41%, 5/10/2029	16,725	17,439
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	11,195	11,923
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	6,960	7,111
(SOFR + 1.72%), 5.30%, 5/9/2031 (d)	55,508	57,320
(SOFR + 1.30%), 4.95%, 8/4/2031 (d)	26,935	27,432
(SOFR + 3.04%), 3.55%, 9/18/2031 (d)	10,555	10,138
(SOFR + 1.10%), 4.47%, 12/10/2031 (d)	9,255	9,308
(SOFR + 1.72%), 3.04%, 5/28/2032 (d)	17,877	16,571
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,502
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	14,889	14,688
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	15,385	15,314
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	18,675	18,567
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,250	27,789
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	25,535	26,196
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	39,376	40,762
(SOFR + 0.96%), 4.52%, 1/21/2032 (d)	20,000	20,123
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	11,700	10,745
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	12,855	11,595
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	23,688	21,979
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	53,955	55,694
(SOFR + 1.38%), 5.54%, 1/28/2036 (d)	13,000	13,596
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	44,510	44,352
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	37,520	37,784
6.75%, 10/1/2037	1,435	1,612
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	4,600	4,156
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (d)	16,126	15,015
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	1,000	772
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	5,469	4,293
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,820
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (d) (e)	8,095	7,467
Morgan Stanley
4.35%, 9/8/2026	1,640	1,644
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	5,806	5,729
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	17,528	17,692
(SOFR + 1.26%), 5.66%, 4/18/2030 (d)	4,930	5,149
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	16,015	16,479
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (d)	28,385	28,452
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	11,200	9,916
(SOFR + 1.87%), 5.25%, 4/21/2034 (d)	28,395	29,420
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	9,295	9,708
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	11,146	11,668
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	21,675	22,443
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (d)	18,980	18,883
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	31,685	31,955
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	10,600	10,030
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	9,350	7,396
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	8,128
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	11,392
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	2,762	2,734
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (d)	9,010	9,197
(SOFR + 1.22%), 4.78%, 10/23/2036 (d)	13,330	13,321
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (d)	2,991	2,981
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (d)	8,035	8,058
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	13,127	12,284
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (d)	37,905	38,223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (d)	9,855	10,809
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (d)	8,000	8,328
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (d)	32,415	32,310
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (d)	29,685	29,954
		1,058,564
Chemicals — 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	3,570	3,632
4.95%, 6/1/2043	16,825	15,452
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	11,421
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	31,177	28,431
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	6,138
5.25%, 1/15/2045	4,729	4,566
5.00%, 4/1/2049	4,150	3,799
		73,439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	25,300	25,422
5.64%, 3/13/2027 (b)	6,890	6,990
6.32%, 12/4/2028 (b)	25,788	27,208
5.04%, 3/25/2030 (b)	23,200	23,782
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,384
		85,786
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	15,410
5.10%, 8/9/2035	26,000	26,476
3.05%, 10/1/2041	3,330	2,530
		44,416
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,803
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	39,380	38,999
5.10%, 1/19/2029	3,835	3,938
4.63%, 9/10/2029	22,915	23,236
3.30%, 1/30/2032	12,605	11,779
4.75%, 1/15/2033	12,970	12,995
5.00%, 11/15/2035	14,740	14,718
Aircastle Ltd. 5.75%, 10/1/2031 (b)	11,525	12,146
American Express Co.
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (d)	14,285	14,759
(SOFR + 1.22%), 4.92%, 7/20/2033 (d)	16,625	17,030
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (d)	5,720	5,961
(SOFR + 1.24%), 4.80%, 10/24/2036 (d)	28,320	28,048
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (b)	56,405	56,380
4.38%, 5/1/2026 (b)	29,066	29,074
2.53%, 11/18/2027 (b)	29,501	28,663
4.95%, 1/15/2028 (b)	25,172	25,507
5.75%, 3/1/2029 (b)	6,790	7,063
4.20%, 4/15/2029 (b)	14,100	14,062
5.15%, 1/15/2030 (b)	19,965	20,439
4.90%, 10/10/2030 (b)	10,505	10,657
4.70%, 1/30/2031 (b)	17,510	17,566
4.85%, 4/1/2033 (b)	24,935	24,739
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,798	2,754
(SOFR + 2.64%), 6.31%, 6/8/2029 (d)	29,565	30,946
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	16,445	14,892
(SOFR + 1.63%), 5.20%, 9/11/2036 (d)	7,500	7,479
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,784
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	18,685	18,998
6.40%, 3/26/2029 (b)	27,694	29,205
5.15%, 3/17/2030 (b)	14,928	15,253
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,537
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (d)	8,500	8,821
		569,428
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	3,129	3,350
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,293
5.40%, 7/15/2040	829	842
5.00%, 4/15/2042	9,000	8,575
3.88%, 10/15/2046	11,000	8,699
5.50%, 9/15/2054	6,950	6,719
		37,478
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,000	6,210
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,978
WRKCo, Inc. 3.90%, 6/1/2028	2,870	2,868
		15,056
Diversified — 0.3%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	176,105	176,986
Diversified Consumer Services — 0.0% ^
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,236
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,282
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,399
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,641
		24,558
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.70%, 3/15/2033 (c)	28,285	28,390
Safehold GL Holdings LLC
2.80%, 6/15/2031	3,991	3,682
2.85%, 1/15/2032	2,972	2,716
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,047
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,972
2.45%, 2/1/2032	10,980	9,826
2.25%, 4/1/2033	12,000	10,243
		68,876
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,390
2.25%, 2/1/2032	26,520	23,685
4.75%, 4/30/2033	29,475	29,877
3.50%, 6/1/2041	35,836	28,759
3.65%, 6/1/2051	16,997	12,179
3.55%, 9/15/2055	25,312	17,137
3.80%, 12/1/2057	4,454	3,125
Comcast Corp.
4.25%, 1/15/2033	16,564	16,407
5.30%, 6/1/2034	3,950	4,127
4.20%, 8/15/2034	3,361	3,261
5.17%, 1/15/2037 (b)	37,553	37,811
3.25%, 11/1/2039	19,265	15,379
3.75%, 4/1/2040	8,535	7,200
4.00%, 11/1/2049	5,553	4,198
3.45%, 2/1/2050	8,500	5,848
2.80%, 1/15/2051	24,803	14,825
2.89%, 11/1/2051	14,886	8,986
4.05%, 11/1/2052	1,350	1,013
5.35%, 5/15/2053	4,960	4,569
2.94%, 11/1/2056	15,473	9,024
2.99%, 11/1/2063	962	536
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	594
Orange SA (France) 4.75%, 1/13/2033 (b)	53,360	53,982
Verizon Communications, Inc. 3.40%, 3/22/2041	7,000	5,573
		311,485
Electric Utilities — 2.7%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,780
3.15%, 9/15/2049	2,680	1,839
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 3/15/2053	4,030	3,930
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,117
6.00%, 3/1/2039	769	841
4.10%, 1/15/2042	923	809
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,227
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,952
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,509
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,841
3.20%, 9/15/2049	8,020	5,553
2.90%, 6/15/2050	7,770	5,065
5.65%, 6/1/2054	17,320	17,507
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	861
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,832
5.95%, 12/15/2036	840	893
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,812
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,380
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,931
Series B, 3.65%, 3/1/2052	1,146	863
5.40%, 4/1/2053	934	918
DTE Electric Securitization Funding II LLC Series A-1, 5.97%, 3/1/2032	15,404	16,361
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,094
5.40%, 1/15/2054	9,705	9,505
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,373
3.75%, 9/1/2046	16,415	12,623
6.10%, 9/15/2053	26,040	26,937
5.70%, 9/15/2055	18,525	18,162
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,815
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,561
Series YYY, 3.25%, 10/1/2049	6,895	4,846
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,569
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,629
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
4.10%, 3/15/2043	1,569	1,356
4.15%, 12/1/2044	2,258	1,924
3.70%, 10/15/2046	1,616	1,267
2.90%, 8/15/2051	9,495	6,074
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,390
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,937
2.78%, 1/7/2032 (b)	6,275	5,690
Edison International
5.75%, 6/15/2027	2,000	2,031
4.13%, 3/15/2028	6,730	6,696
5.25%, 11/15/2028	15,800	16,103
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	19,275	20,755
Emera US Finance LP (Canada) 4.75%, 6/15/2046	40,095	34,666
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,455
5.13%, 6/26/2029 (b)	15,935	16,417
5.50%, 6/26/2034 (b)	22,930	23,922
5.00%, 9/30/2035 (b)	12,700	12,687
6.00%, 10/7/2039 (b)	897	952
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	5,096
5.75%, 6/1/2054	6,750	6,805
Entergy Corp. 2.95%, 9/1/2026	2,469	2,456
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,937
3.25%, 4/1/2028	1,551	1,536
3.05%, 6/1/2031	4,606	4,373
4.00%, 3/15/2033	3,430	3,338
5.80%, 3/15/2055	17,840	18,143
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,509
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,636
Evergy Metro, Inc. 5.40%, 4/1/2034	6,931	7,311
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	10,464	10,899
Evergy, Inc. 2.90%, 9/15/2029	7,869	7,563
Exelon Corp.
3.40%, 4/15/2026	1,177	1,176
5.30%, 3/15/2033	13,000	13,623
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	51,155
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,547
5.20%, 4/1/2028 (b)	2,400	2,454
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	8,212
4.55%, 4/1/2049 (b)	830	719
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,670
5.30%, 4/1/2053	9,410	9,161
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,419
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,720
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,490
5.40%, 6/1/2033 (b)	5,000	5,187
5.65%, 5/9/2034 (b)	18,040	19,013
Jersey Central Power & Light Co.
5.10%, 1/15/2035	8,680	8,915
6.15%, 6/1/2037	1,740	1,909
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,982
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,940
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,528
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	796
5.38%, 9/15/2040	1,287	1,305
5.45%, 5/15/2041	3,354	3,422
New England Power Co. 3.80%, 12/5/2047 (b)	3,024	2,363
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	2,239	2,230
5.25%, 2/28/2053	11,030	10,294
5.55%, 3/15/2054	45,000	43,661
Niagara Mohawk Power Corp.
5.66%, 1/17/2054 (b)	8,540	8,380
6.00%, 7/3/2055 (b)	3,735	3,814
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,526
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	13,055	12,648
5.41%, 10/15/2035 (b)	5,289	5,345
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,407
Ohio Edison Co. 6.88%, 7/15/2036	780	902
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,129
4.95%, 9/15/2052	19,830	18,103
Pacific Gas and Electric Co.
2.95%, 3/1/2026	5,955	5,955
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
3.75%, 7/1/2028	7,665	7,611
6.10%, 1/15/2029	28,870	30,320
6.40%, 6/15/2033	33,829	36,858
5.80%, 5/15/2034	21,651	22,844
6.00%, 8/15/2035	35,355	37,671
4.45%, 4/15/2042	5,700	4,874
3.75%, 8/15/2042 (f)	2,882	2,240
4.30%, 3/15/2045	18,688	15,129
4.00%, 12/1/2046	5,000	3,857
6.75%, 1/15/2053	7,990	8,634
5.90%, 10/1/2054	18,445	17,950
6.00%, 5/1/2056	7,660	7,566
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,286
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,096
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,064
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	23,058
Series A-3, 5.54%, 7/15/2047	8,670	8,894
Series A-3, 5.53%, 6/1/2049	26,600	27,504
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,461
Series A-4, 5.21%, 12/1/2047	9,600	9,539
Series A-5, 4.67%, 12/1/2051	2,170	1,954
Series A-5, 5.10%, 6/1/2052	26,355	25,245
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,343
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,740
5.25%, 5/15/2053	14,285	13,762
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,940
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	878
5.25%, 4/1/2053	10,460	9,846
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,919
5.20%, 1/15/2035	6,205	6,337
Series G, 6.63%, 11/15/2037	3,901	4,434
Series K, 3.15%, 8/15/2051	12,330	8,263
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,046
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,427
Series A-1, 4.70%, 6/15/2040	15,903	16,028
Series A-3, 2.51%, 11/15/2043	7,950	5,549
5.34%, 3/15/2045	19,235	19,754
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-2, 5.11%, 12/15/2047	6,495	6,382
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	20,660
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	14,226	14,660
Series A2, 5.17%, 5/15/2041	6,960	7,070
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,272
6.00%, 1/15/2034	895	955
5.20%, 6/1/2034	14,150	14,385
6.05%, 3/15/2039	2,197	2,299
3.90%, 12/1/2041	3,408	2,764
Series C, 4.13%, 3/1/2048	1,800	1,409
Series 20A, 2.95%, 2/1/2051	3,000	1,881
5.70%, 3/1/2053	5,545	5,281
5.88%, 12/1/2053	25,400	24,955
5.75%, 4/15/2054	13,500	12,993
5.90%, 3/1/2055	12,515	12,334
Southern Co. (The)
5.20%, 6/15/2033	2,370	2,455
5.70%, 3/15/2034	28,704	30,531
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,435
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,402
Union Electric Co.
5.20%, 4/1/2034	13,540	14,134
4.00%, 4/1/2048	1,600	1,289
3.90%, 4/1/2052	6,367	4,953
5.45%, 3/15/2053	11,765	11,591
5.13%, 3/15/2055	8,335	7,807
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,268
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,395
Vistra Operations Co. LLC
6.95%, 10/15/2033 (b)	2,981	3,342
6.00%, 4/15/2034 (b)	4,203	4,456
5.70%, 12/30/2034 (b)	13,240	13,721
5.35%, 1/31/2036 (b)	15,930	16,040
Xcel Energy, Inc. 4.80%, 9/15/2041	829	772
		1,448,771
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	28,740	27,830
Corning, Inc. 5.35%, 11/15/2048	6,270	6,231
		34,061
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.75%, 8/1/2043	2,375	2,155
7.60%, 8/15/2096 (b)	2,242	2,642
		4,797
Financial Services — 1.2%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	17,826	17,803
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (g)	54,450	54,940
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	151,690	151,500
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,452
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,225
3.85%, 4/5/2029	9,710	9,599
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,015
5.15%, 8/12/2034	18,135	18,082
4.40%, 7/1/2049	5,835	4,617
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,437
2.90%, 11/15/2031	9,690	8,726
5.20%, 11/15/2032	41,950	42,197
5.55%, 11/15/2035	20,900	20,789
5.95%, 8/15/2052	3,625	3,454
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	99,641	102,132
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,960
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,406
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (d)	26,080	25,875
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (d)	22,695	23,565
Shell International Finance BV 2.88%, 11/26/2041	3,612	2,722
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (b)	3,421	3,089
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.30%, 9/15/2046 (b)	3,050	2,302
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	65,941	65,941
		630,828
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,573
5.38%, 1/9/2036 (b)	5,080	5,254
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	22,130	20,590
5.15%, 8/4/2035	24,200	24,832
JBS NV
3.75%, 12/1/2031	15,000	14,306
6.75%, 3/15/2034	24,808	27,658
5.95%, 4/20/2035	8,980	9,521
5.50%, 1/15/2036	29,725	30,504
6.50%, 12/1/2052	1,710	1,807
6.38%, 2/25/2055	16,735	17,290
6.38%, 4/15/2066	32,455	33,035
Kraft Heinz Foods Co.
5.00%, 7/15/2035	22,860	22,944
4.38%, 6/1/2046	12,068	9,905
4.88%, 10/1/2049	22,000	18,965
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	29,579
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	868
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,854
		281,485
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,314
4.13%, 10/15/2044	1,750	1,504
4.13%, 3/15/2049	6,000	4,944
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,930
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,585
4.27%, 3/15/2048 (b)	6,500	5,314
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,216
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,677
5.05%, 5/15/2052	7,979	7,304
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,786
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,822
		48,396
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.40%, 3/15/2042	2,010	1,831
4.38%, 9/1/2042	4,018	3,617
4.70%, 9/1/2045	3,150	2,900
3.55%, 2/15/2050	5,584	4,171
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,273
CSX Corp.
5.50%, 4/15/2041	3,498	3,639
4.10%, 3/15/2044	1,515	1,301
4.75%, 11/15/2048	8,165	7,375
3.35%, 9/15/2049	2,710	1,950
ERAC USA Finance LLC
5.20%, 10/30/2034 (b)	7,330	7,621
7.00%, 10/15/2037 (b)	425	500
5.63%, 3/15/2042 (b)	3,104	3,211
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,444
4.05%, 8/15/2052	5,192	4,089
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	13,248
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,545
4.10%, 9/15/2067	1,962	1,477
		66,192
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	499	383
Boston Scientific Corp.
6.25%, 11/15/2035 (f)	14,000	15,879
4.55%, 3/1/2039	5,011	4,886
Solventum Corp. 5.60%, 3/23/2034	37,387	39,090
		60,238
Health Care Providers & Services — 1.3%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,297
4.50%, 5/15/2042	1,777	1,544
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,678
Banner Health 1.90%, 1/1/2031	13,950	12,678
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,522
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,849
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,889
Cencora, Inc. 5.13%, 2/15/2034	30,700	31,845
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	9,129
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,711
5.25%, 1/15/2036	27,546	28,292
3.20%, 3/15/2040	17,731	14,171
4.80%, 7/15/2046	1,904	1,709
CommonSpirit Health
2.78%, 10/1/2030	6,205	5,828
4.19%, 10/1/2049	5,540	4,508
3.91%, 10/1/2050	6,600	5,069
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,586
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,134
5.13%, 2/21/2030	8,553	8,822
5.25%, 2/21/2033	22,000	22,851
4.88%, 7/20/2035	3,500	3,479
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	6,860	6,654
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,501
4.63%, 5/15/2042	3,477	3,164
4.65%, 1/15/2043	3,394	3,067
4.65%, 8/15/2044	4,149	3,707
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,404
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	17,271
HCA, Inc.
5.50%, 3/1/2032	9,612	10,084
5.60%, 4/1/2034	28,350	29,770
5.75%, 3/1/2035	23,003	24,350
4.90%, 11/15/2035	10,120	10,078
5.13%, 6/15/2039	4,805	4,686
5.50%, 6/15/2047	17,500	16,684
3.50%, 7/15/2051	6,831	4,715
4.63%, 3/15/2052	27,825	23,046
5.95%, 9/15/2054	12,475	12,416
6.10%, 4/1/2064	17,625	17,645
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,509
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,490
Memorial Health Services 3.45%, 11/1/2049	25,595	19,166
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,800
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,899
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,683
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,659
Series 2020, 3.38%, 7/1/2055	9,170	6,526
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,285
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,682
6.40%, 11/30/2033	11,460	12,813
Sutter Health 5.55%, 8/15/2053	5,000	5,125
Texas Health Resources
2.33%, 11/15/2050	6,717	3,957
4.33%, 11/15/2055	4,275	3,594
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	122,701	123,928
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,759
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,836
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,892
2.75%, 5/15/2040	4,800	3,622
3.25%, 5/15/2051	9,695	6,639
5.88%, 2/15/2053	9,740	9,906
5.05%, 4/15/2053	19,000	17,272
		700,875
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,197
5.15%, 4/15/2053	2,800	2,541
DOC DR LLC
4.30%, 3/15/2027	4,500	4,509
3.95%, 1/15/2028	2,100	2,097
2.63%, 11/1/2031	6,195	5,632
Ventas Realty LP
3.25%, 10/15/2026	7,254	7,219
3.85%, 4/1/2027	4,308	4,300
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Welltower OP LLC
6.50%, 3/15/2041	460	522
4.95%, 9/1/2048	5,000	4,729
		33,746
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.45%, 3/1/2047	3,210	2,809
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	29,565	30,884
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	27,264
Constellation Energy Generation LLC
5.80%, 3/1/2033	4,555	4,885
6.25%, 10/1/2039	18,303	20,069
5.75%, 10/1/2041	15,265	15,872
6.50%, 10/1/2053	3,470	3,829
Southern Power Co. 5.15%, 9/15/2041	7,079	6,924
		109,727
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	11,294
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,118
Prologis LP
2.25%, 4/15/2030	3,830	3,587
4.75%, 6/15/2033	5,000	5,108
		25,107
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	6,073
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,297
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,827
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,829
5.75%, 3/1/2054	9,050	8,958
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	41,879
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,233
4.30%, 5/15/2043	2,795	2,533
3.85%, 3/15/2052	24,230	18,831
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	11,086
Corebridge Global Funding 4.90%, 8/21/2032 (b)	4,955	4,992
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,360
6.50%, 6/4/2029	22,393	23,050
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	12,672
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	14,227
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,404
4.85%, 1/24/2077 (b)	1,663	1,399
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,556
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,722
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,631
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	9,243
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,249
4.45%, 5/15/2069 (b)	11,250	8,927
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (d)	3,766	3,029
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	22,149
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,118
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	16,385
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	2,600	2,627
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,376
4.27%, 5/15/2047 (b)	5,480	4,593
		339,255
Interactive Media & Services — 0.4%
Alphabet, Inc.
5.50%, 2/15/2046	17,720	18,044
5.65%, 2/15/2056	26,030	26,635
5.75%, 2/15/2066	16,010	16,304
Meta Platforms, Inc.
4.88%, 11/15/2035	42,180	42,600
5.50%, 11/15/2045	41,850	41,346
5.60%, 5/15/2053	30,000	29,209
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — continued
5.40%, 8/15/2054	11,965	11,297
5.63%, 11/15/2055	16,665	16,312
		201,747
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	9,552	9,449
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,907
2.30%, 9/14/2031	10,000	8,908
		32,264
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	8,360	8,455
2.80%, 10/15/2041	6,745	5,075
		13,530
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,800
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,377
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,696
		16,873
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,569
5.38%, 4/1/2038	4,923	4,562
3.50%, 6/1/2041	12,020	8,659
3.50%, 3/1/2042	7,800	5,508
5.38%, 5/1/2047	9,380	7,818
4.80%, 3/1/2050	13,160	10,026
3.70%, 4/1/2051	27,270	17,599
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	3,031
2.95%, 10/1/2050 (b)	8,375	4,748
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,273
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,556
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,395
7.30%, 7/1/2038	2,197	2,378
6.75%, 6/15/2039	1,794	1,838
5.88%, 11/15/2040	16,175	15,172
5.50%, 9/1/2041	6,940	6,208
		99,340
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	18,876
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,931
5.63%, 4/4/2034 (b)	23,352	24,697
Newmont Corp. 3.25%, 5/13/2030	4,606	4,484
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	5,086
3.25%, 10/15/2050	3,519	2,407
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	26,648
		97,129
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	60,000	60,000
Multi-Utilities — 0.3%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,450
2.95%, 2/15/2027	2,426	2,404
3.45%, 8/15/2027	1,250	1,241
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,925
Series 2017, 3.88%, 6/15/2047	3,355	2,651
4.50%, 5/15/2058	1,724	1,434
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,585
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,266
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,917
Series F, 5.25%, 8/1/2033	5,067	5,247
7.00%, 6/15/2038	1,076	1,225
Series C, 4.90%, 8/1/2041	1,840	1,714
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,936
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,678
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,310
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,857
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	8,244
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,939
5.45%, 4/1/2034	7,700	8,048
Puget Energy, Inc.
2.38%, 6/15/2028	6,522	6,285
5.73%, 3/15/2035	11,300	11,692
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,855
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,076
3.95%, 11/15/2041	2,690	2,270
2.95%, 8/15/2051	17,150	11,234
5.35%, 4/1/2053	3,000	2,854
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,686
5.75%, 9/15/2033	12,830	13,699
Series B, 5.10%, 9/15/2035	7,500	7,639
5.88%, 3/15/2041	10,518	11,058
4.40%, 6/1/2043	1,392	1,221
3.95%, 10/1/2046	2,136	1,702
4.40%, 5/30/2047	2,274	1,940
		187,282
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	3,440	3,248
4.50%, 10/15/2030	6,270	6,297
		9,545
Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,936
BP Capital Markets America, Inc. 2.94%, 6/4/2051	25,080	16,391
Cheniere Energy Partners LP 5.55%, 10/30/2035	12,420	12,889
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	14,543
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	4,108
5.68%, 1/15/2034 (b)	16,276	17,027
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,466
6.04%, 11/15/2033 (b)	11,250	12,189
5.44%, 2/15/2035 (b)	36,855	38,387
5.96%, 2/15/2055 (b)	25,130	25,521
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,531
5.50%, 1/15/2055	10,025	9,845
Devon Energy Corp. 5.75%, 9/15/2054	8,163	7,955
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	17,019
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	11,088
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,356
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	18,153
5.63%, 4/5/2034	19,445	20,583
6.70%, 11/15/2053	5,550	6,241
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,818
7.50%, 7/1/2038	2,695	3,172
6.05%, 6/1/2041	4,266	4,400
6.10%, 2/15/2042	7,220	7,394
5.95%, 10/1/2043	3,950	3,981
5.30%, 4/1/2044	1,840	1,717
5.00%, 5/15/2044 (f)	8,600	7,685
6.00%, 6/15/2048	6,419	6,331
6.25%, 4/15/2049	5,655	5,717
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,954
5.95%, 5/15/2054 (b)	14,030	14,393
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,258
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,669
7.55%, 4/15/2038	455	556
5.95%, 2/1/2041	1,259	1,347
4.45%, 2/15/2043	455	407
5.10%, 2/15/2045	1,758	1,683
4.95%, 10/15/2054	1,189	1,075
EQT Corp. 3.90%, 10/1/2027	3,371	3,365
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,652
4.11%, 3/1/2046	2,726	2,328
3.10%, 8/16/2049	17,965	12,603
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,425	12,365
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (b)	12,470	12,335
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,525
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,545
3.25%, 7/15/2031 (b)	8,283	7,769
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,487
Occidental Petroleum Corp. 4.30%, 8/15/2039	6,860	6,030
ONEOK Partners LP 6.65%, 10/1/2036	1,825	2,029
ONEOK, Inc.
4.75%, 10/15/2031	12,960	13,146
4.95%, 10/15/2032	16,771	17,063
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,554
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Shell Finance US, Inc. 5.13%, 10/15/2041 (b)	2,169	2,161
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	7,000	7,076
5.03%, 10/1/2029	8,260	8,446
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,456
6.80%, 5/15/2038	1,997	2,261
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,346
3.46%, 7/12/2049	12,800	9,394
3.13%, 5/29/2050	20,230	13,856
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	7,040	6,114
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,953
5.65%, 3/15/2033	13,720	14,518
5.60%, 3/15/2035	18,110	19,032
6.00%, 3/15/2055	5,070	5,201
		605,395
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	15,337	14,798
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,875
4.00%, 9/18/2042	4,270	3,726
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,523
4.55%, 2/20/2048	5,046	4,419
4.25%, 10/26/2049	21,446	17,841
3.70%, 3/15/2052	16,992	12,694
5.55%, 2/22/2054	2,669	2,648
Eli Lilly & Co.
4.70%, 2/9/2034	15,300	15,654
5.00%, 2/9/2054	17,320	16,268
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,683
2.75%, 12/10/2051	7,065	4,449
2.90%, 12/10/2061	14,550	8,629
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	36,640	34,385
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
3.03%, 7/9/2040	12,794	9,991
5.65%, 7/5/2044	7,762	7,935
3.18%, 7/9/2050	16,452	11,286
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,501
		175,615
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,558
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,900
5.50%, 4/1/2034	6,190	6,456
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,886
UDR, Inc.
2.95%, 9/1/2026	3,831	3,811
3.50%, 1/15/2028	1,354	1,343
3.00%, 8/15/2031	4,750	4,453
2.10%, 8/1/2032	5,520	4,804
3.10%, 11/1/2034	6,440	5,652
		39,305
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,937
NNN REIT, Inc.
3.60%, 12/15/2026	5,527	5,511
5.60%, 10/15/2033	7,500	7,907
5.50%, 6/15/2034	9,180	9,596
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,227
Regency Centers LP 4.13%, 3/15/2028	1,755	1,764
		32,942
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,969
Broadcom, Inc.
5.15%, 11/15/2031	16,770	17,560
4.55%, 2/15/2032	10,780	10,926
3.14%, 11/15/2035 (b)	40,051	35,019
4.80%, 2/15/2036	16,008	16,047
3.19%, 11/15/2036 (b)	5,766	4,974
Intel Corp.
3.73%, 12/8/2047	9,000	6,516
3.25%, 11/15/2049	15,310	10,023
5.70%, 2/10/2053	17,000	16,146
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.
3.30%, 3/1/2050	7,000	4,971
4.95%, 7/15/2052	7,000	6,486
Marvell Technology, Inc.
4.75%, 7/15/2030	5,518	5,625
2.95%, 4/15/2031	7,790	7,281
5.45%, 7/15/2035	17,842	18,574
Micron Technology, Inc. 5.30%, 1/15/2031	13,521	14,201
NXP BV (Netherlands)
2.50%, 5/11/2031	30,981	28,375
5.00%, 1/15/2033	4,000	4,083
3.25%, 5/11/2041	24,465	18,774
		229,550
Software — 0.5%
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,144
Oracle Corp.
4.80%, 9/26/2032	19,220	18,780
4.90%, 2/6/2033	9,640	9,424
3.90%, 5/15/2035	1,952	1,713
5.70%, 2/4/2036	21,475	21,487
3.60%, 4/1/2040	10,434	7,885
3.65%, 3/25/2041	19,515	14,494
5.88%, 9/26/2045	13,100	11,869
6.55%, 2/4/2046	6,615	6,446
4.00%, 7/15/2046	15,792	11,017
3.60%, 4/1/2050	53,900	33,716
3.95%, 3/25/2051	18,610	12,319
6.70%, 2/4/2056	31,510	30,557
6.85%, 2/4/2066	15,075	14,442
Roper Technologies, Inc.
4.75%, 2/15/2032	9,385	9,468
4.90%, 10/15/2034	24,270	24,124
Synopsys, Inc. 5.15%, 4/1/2035	20,850	21,353
		250,238
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,360
2.10%, 6/15/2030	8,940	8,209
1.88%, 10/15/2030	19,410	17,525
5.90%, 11/15/2033	17,280	18,646
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,066
5.60%, 6/1/2029	12,355	12,870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — continued
5.80%, 3/1/2034	12,960	13,727
Extra Space Storage LP 3.50%, 7/1/2026	8,937	8,921
		86,324
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,797
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,692
		15,489
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,235
3.85%, 8/4/2046	3,512	2,899
3.75%, 9/12/2047	13,570	10,919
3.75%, 11/13/2047	1,600	1,286
2.70%, 8/5/2051	57,605	36,636
4.10%, 8/8/2062	5,260	4,194
Dell International LLC
6.02%, 6/15/2026	2,501	2,503
4.90%, 10/1/2026	5,595	5,614
5.25%, 2/1/2028	5,508	5,634
5.30%, 10/1/2029	6,000	6,227
5.00%, 4/1/2030	4,770	4,906
5.50%, 4/1/2035	46,000	47,834
3.45%, 12/15/2051	242	170
		140,057
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	25,062
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	9,875	9,223
4.54%, 8/15/2047	12,507	10,556
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,983
		55,824
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	20,000	20,660
5.13%, 4/10/2030 (b)	9,650	9,914
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,020
		34,594
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.0% ^
American Water Capital Corp.
6.59%, 10/15/2037	3,354	3,862
4.00%, 12/1/2046	2,241	1,795
		5,657
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,075
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,971
3.88%, 4/15/2030	25,095	24,902
3.40%, 10/15/2052	16,650	11,355
5.50%, 1/15/2055	9,450	9,013
3.60%, 11/15/2060	4,000	2,692
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	3,745	3,642
		76,650
Total Corporate Bonds (Cost $13,812,422)		13,547,967
Mortgage-Backed Securities — 20.7%
FHLMC
Pool # 785618, ARM, 6.13%, 7/1/2026 (g)	2	2
Pool # 789758, ARM, 6.50%, 9/1/2032 (g)	3	3
Pool # 847621, ARM, 6.18%, 5/1/2033 (g)	214	220
Pool # 781087, ARM, 5.86%, 12/1/2033 (g)	39	40
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (g)	39	40
Pool # 782870, ARM, 6.24%, 9/1/2034 (g)	150	155
Pool # 782979, ARM, 5.87%, 1/1/2035 (g)	315	328
Pool # 782980, ARM, 5.87%, 1/1/2035 (g)	100	103
Pool # 1Q0007, ARM, 6.39%, 12/1/2035 (g)	29	29
Pool # 1Q0025, ARM, 6.18%, 2/1/2036 (g)	31	32
Pool # 848431, ARM, 6.19%, 2/1/2036 (g)	113	116
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (g)	129	134
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (g)	13	14
Pool # 1H2618, ARM, 6.34%, 5/1/2036 (g)	208	217
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (g)	74	76
Pool # 1G2415, ARM, 7.33%, 5/1/2036 (g)	40	41
Pool # 848068, ARM, 6.64%, 6/1/2036 (g)	190	196
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (g)	355	368
Pool # 1A1082, ARM, 6.04%, 7/1/2036 (g)	101	103
Pool # 848365, ARM, 6.23%, 7/1/2036 (g)	94	97
Pool # 1H2623, ARM, 6.25%, 7/1/2036 (g)	44	46
Pool # 1A1085, ARM, 6.24%, 8/1/2036 (g)	81	83
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (g)	93	96
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1B7242, ARM, 6.66%, 9/1/2036 (g)	322	333
Pool # 1A1096, ARM, 6.27%, 10/1/2036 (g)	346	352
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (g)	95	97
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (g)	88	90
Pool # 1A1097, ARM, 6.45%, 10/1/2036 (g)	79	80
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (g)	83	87
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (g)	93	97
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (g)	60	62
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (g)	168	173
Pool # 848115, ARM, 6.12%, 11/1/2036 (g)	63	65
Pool # 782760, ARM, 6.29%, 11/1/2036 (g)	183	190
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (g)	68	70
Pool # 1J1419, ARM, 6.06%, 12/1/2036 (g)	158	161
Pool # 1G1386, ARM, 6.21%, 12/1/2036 (g)	138	142
Pool # 1J1634, ARM, 6.23%, 12/1/2036 (g)	659	685
Pool # 1J1399, ARM, 6.50%, 12/1/2036 (g)	5	5
Pool # 1G1478, ARM, 6.04%, 1/1/2037 (g)	72	75
Pool # 1N0353, ARM, 6.23%, 2/1/2037 (g)	132	135
Pool # 1J1516, ARM, 6.27%, 2/1/2037 (g)	15	15
Pool # 1G1554, ARM, 6.44%, 2/1/2037 (g)	104	107
Pool # 1Q0739, ARM, 6.13%, 3/1/2037 (g)	204	208
Pool # 1B7303, ARM, 7.35%, 3/1/2037 (g)	12	13
Pool # 1J1564, ARM, 6.95%, 4/1/2037 (g)	180	186
Pool # 1Q0697, ARM, 5.96%, 5/1/2037 (g)	279	287
Pool # 1A1193, ARM, 6.26%, 5/1/2037 (g)	80	81
Pool # 1N1463, ARM, 6.48%, 5/1/2037 (g)	16	16
Pool # 1N1477, ARM, 6.53%, 5/1/2037 (g)	37	38
Pool # 1Q0783, ARM, 6.92%, 5/1/2037 (g)	129	133
Pool # 1J1621, ARM, 7.18%, 5/1/2037 (g)	136	141
Pool # 1J0533, ARM, 6.62%, 7/1/2037 (g)	19	19
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (g)	35	36
Pool # 1Q0722, ARM, 6.68%, 4/1/2038 (g)	84	87
Pool # 1Q0789, ARM, 6.74%, 5/1/2038 (g)	16	16
Pool # 848699, ARM, 6.45%, 7/1/2040 (g)	75	78
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	18	18
Pool # C91417, 3.50%, 1/1/2032	962	953
Pool # C91403, 3.50%, 3/1/2032	368	365
FHLMC Gold Pools, 30 Year
Pool # C00452, 7.00%, 4/1/2026	—	—
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # G02210, 7.00%, 12/1/2028	18	18
Pool # C47315, 6.50%, 8/1/2029	178	185
Pool # G03029, 6.00%, 10/1/2029	15	15
Pool # A88871, 7.00%, 1/1/2031	36	38
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C68485, 7.00%, 7/1/2032	7	7
Pool # G01448, 7.00%, 8/1/2032	13	13
Pool # C75791, 5.50%, 1/1/2033	108	110
Pool # A13625, 5.50%, 10/1/2033	73	74
Pool # A16107, 6.00%, 12/1/2033	57	58
Pool # G01864, 5.00%, 1/1/2034	57	59
Pool # A17537, 6.00%, 1/1/2034	67	69
Pool # A23139, 5.00%, 6/1/2034	167	172
Pool # A61572, 5.00%, 9/1/2034	220	225
Pool # A28796, 6.50%, 11/1/2034	1	1
Pool # G03369, 6.50%, 1/1/2035	192	199
Pool # A70350, 5.00%, 3/1/2035	69	70
Pool # A46987, 5.50%, 7/1/2035	188	196
Pool # G05713, 6.50%, 12/1/2035	141	146
Pool # G03777, 5.00%, 11/1/2036	165	169
Pool # C02660, 6.50%, 11/1/2036	42	44
Pool # G02427, 5.50%, 12/1/2036	88	92
Pool # A57681, 6.00%, 12/1/2036	19	21
Pool # G02682, 7.00%, 2/1/2037	23	24
Pool # G04949, 6.50%, 11/1/2037	150	161
Pool # G03666, 7.50%, 1/1/2038	262	284
Pool # G04952, 7.50%, 1/1/2038	65	69
Pool # G04077, 6.50%, 3/1/2038	166	177
Pool # G05671, 5.50%, 8/1/2038	187	195
Pool # G05190, 7.50%, 9/1/2038	106	110
Pool # C03466, 5.50%, 3/1/2040	67	70
Pool # A93383, 5.00%, 8/1/2040	719	742
Pool # A93511, 5.00%, 8/1/2040	2,693	2,776
Pool # G06493, 4.50%, 5/1/2041	5,020	5,090
Pool # V80351, 3.00%, 8/1/2043	9,772	9,207
Pool # Q52834, 4.00%, 12/1/2047	1,101	1,085
Pool # Z40179, 4.00%, 7/1/2048	17,414	17,196
Pool # Q57995, 5.00%, 8/1/2048	3,037	3,129
Pool # Q61104, 4.00%, 1/1/2049	1,056	1,042
Pool # Q61107, 4.00%, 1/1/2049	1,685	1,663
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	48,415
Pool # P20570, 7.00%, 7/1/2029	3	3
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # B90491, 7.50%, 1/1/2032	122	125
Pool # WA3237, 3.55%, 11/1/2032	25,063	24,361
Pool # WA1630, 4.15%, 11/1/2032	6,721	6,759
Pool # U80192, 3.50%, 2/1/2033	625	615
Pool # U80342, 3.50%, 5/1/2033	251	248
Pool # U80345, 3.50%, 5/1/2033	1,681	1,664
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # WN3233, 3.19%, 7/1/2033	61,099	57,828
Pool # WN3225, 3.80%, 10/1/2034	20,000	19,397
Pool # P50523, 6.50%, 12/1/2035	37	37
Pool # H05030, 6.00%, 11/1/2036	5	5
Pool # L10291, 6.50%, 11/1/2036	413	431
Pool # P51353, 6.50%, 11/1/2036	399	414
Pool # P50595, 6.50%, 12/1/2036	667	707
Pool # P51361, 6.50%, 12/1/2036	316	327
Pool # G20028, 7.50%, 12/1/2036	293	301
Pool # P50536, 6.50%, 2/1/2037	11	11
Pool # WA3186, 3.86%, 4/1/2037	2,013	1,943
Pool # P50556, 6.50%, 6/1/2037	20	20
Pool # U90690, 3.50%, 6/1/2042	6,478	6,244
Pool # U90975, 4.00%, 6/1/2042	4,727	4,696
Pool # T65101, 4.00%, 10/1/2042	143	141
Pool # U90402, 3.50%, 11/1/2042	360	347
Pool # U90673, 4.00%, 1/1/2043	656	653
Pool # U91192, 4.00%, 4/1/2043	893	889
Pool # U91488, 3.50%, 5/1/2043	789	761
Pool # U99051, 3.50%, 6/1/2043	1,999	1,927
Pool # U99134, 4.00%, 1/1/2046	22,982	22,885
Pool # U69030, 4.50%, 1/1/2046	7,449	7,554
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	4,768	4,671
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,259	8,542
Pool # ZT2236, 4.00%, 6/1/2048	13,728	13,537
Pool # ZT2212, 4.00%, 9/1/2048	3,237	3,191
Pool # QA0149, 4.00%, 6/1/2049	2,969	2,938
Pool # QA2578, 3.50%, 9/1/2049	1,162	1,105
Pool # RA2008, 4.00%, 1/1/2050	9,631	9,481
Pool # RA2282, 4.00%, 1/1/2050	5,786	5,795
Pool # QA7351, 3.00%, 2/1/2050	5,501	5,035
Pool # QB0704, 2.50%, 6/1/2050	9,027	7,840
Pool # QB1571, 2.50%, 7/1/2050	9,963	8,653
Pool # SD8089, 2.50%, 7/1/2050	74,821	65,531
Pool # QB2879, 2.50%, 8/1/2050	2,346	2,037
Pool # QB7670, 2.50%, 1/1/2051	4,173	3,619
Pool # QB8840, 2.50%, 2/1/2051	6,676	5,789
Pool # SD4044, 2.50%, 2/1/2051	32,190	28,461
Pool # QC2061, 2.00%, 5/1/2051	14,250	11,950
Pool # SD8152, 3.00%, 6/1/2051	10,498	9,548
Pool # RA6135, 2.50%, 10/1/2051	15,007	13,237
Pool # SD1964, 2.50%, 10/1/2051	53,169	46,895
Pool # RA6128, 3.00%, 10/1/2051	28,009	25,431
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RA6228, 2.50%, 11/1/2051	15,910	13,956
Pool # RA6222, 3.00%, 11/1/2051	14,807	13,438
Pool # RA6459, 2.50%, 12/1/2051	25,793	22,369
Pool # RA6652, 2.50%, 1/1/2052	28,384	24,756
Pool # RA6606, 3.00%, 1/1/2052	19,214	17,579
Pool # SD0809, 3.00%, 1/1/2052	5,647	5,124
Pool # SD1076, 3.00%, 1/1/2052	10,065	9,212
Pool # SD5768, 3.00%, 1/1/2052	12,041	10,998
Pool # RA6815, 2.50%, 2/1/2052	5,954	5,229
Pool # RA6702, 3.00%, 2/1/2052	39,051	35,342
Pool # SD3952, 2.50%, 3/1/2052	38,844	34,259
Pool # SD7554, 2.50%, 4/1/2052	54,754	48,434
Pool # SD8212, 2.50%, 5/1/2052	64,678	56,371
Pool # SD3362, 3.00%, 5/1/2052	21,856	19,967
Pool # SD6410, 3.00%, 5/1/2052	10,180	9,243
Pool # SD8213, 3.00%, 5/1/2052	98,745	89,496
Pool # SL1024, 3.00%, 5/1/2052	28,407	26,023
Pool # SD6159, 3.00%, 6/1/2052	90,880	82,725
Pool # SL0293, 3.00%, 6/1/2052	1,977	1,805
Pool # RA7468, 4.00%, 6/1/2052	25,952	25,477
Pool # SD1365, 4.00%, 7/1/2052	47,920	46,752
Pool # RA7683, 5.00%, 7/1/2052	20,682	20,942
Pool # RA7843, 4.00%, 8/1/2052	34,246	33,404
Pool # SD1713, 5.00%, 10/1/2052	30,616	31,180
Pool # SD2394, 4.50%, 11/1/2052	11,977	11,983
Pool # SD2355, 4.50%, 12/1/2052	9,661	9,665
Pool # RA8766, 5.00%, 3/1/2053	20,034	20,290
Pool # SD3567, 4.50%, 5/1/2053	15,694	15,702
Pool # RA9259, 5.00%, 6/1/2053	21,419	21,687
Pool # RJ2912, 5.50%, 11/1/2054	15,315	15,729
Pool # RJ2914, 5.50%, 11/1/2054	57,005	58,271
FNMA
Pool # 54844, ARM, 4.24%, 9/1/2027 (g)	2	2
Pool # 303532, ARM, 4.40%, 3/1/2029 (g)	1	1
Pool # 555732, ARM, 6.37%, 8/1/2033 (g)	77	79
Pool # 658481, ARM, 5.53%, 9/1/2033 (g)	108	109
Pool # 746299, ARM, 6.64%, 9/1/2033 (g)	23	24
Pool # 743546, ARM, 5.92%, 11/1/2033 (g)	83	84
Pool # 766610, ARM, 5.91%, 1/1/2034 (g)	11	11
Pool # 777132, ARM, 6.29%, 6/1/2034 (g)	90	93
Pool # 782306, ARM, 5.67%, 7/1/2034 (g)	2	2
Pool # 800422, ARM, 5.31%, 8/1/2034 (g)	87	88
Pool # 790235, ARM, 6.23%, 8/1/2034 (g)	40	41
Pool # 790964, ARM, 6.40%, 9/1/2034 (g)	5	5
Pool # 794792, ARM, 6.21%, 10/1/2034 (g)	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 896463, ARM, 6.45%, 10/1/2034 (g)	54	56
Pool # 781563, ARM, 5.87%, 11/1/2034 (g)	9	9
Pool # 810896, ARM, 5.87%, 1/1/2035 (g)	297	309
Pool # 809319, ARM, 5.92%, 1/1/2035 (g)	8	8
Pool # 816594, ARM, 5.62%, 2/1/2035 (g)	10	10
Pool # 820602, ARM, 6.60%, 3/1/2035 (g)	44	45
Pool # 745862, ARM, 6.29%, 4/1/2035 (g)	68	70
Pool # 821378, ARM, 6.04%, 5/1/2035 (g)	33	33
Pool # 823660, ARM, 6.59%, 5/1/2035 (g)	21	22
Pool # 832801, ARM, 6.46%, 9/1/2035 (g)	6	6
Pool # 851432, ARM, 6.58%, 10/1/2035 (g)	151	157
Pool # 849251, ARM, 5.92%, 1/1/2036 (g)	219	224
Pool # 745445, ARM, 6.06%, 1/1/2036 (g)	62	63
Pool # 920340, ARM, 6.87%, 2/1/2036 (g)	25	25
Pool # 920843, ARM, 6.70%, 3/1/2036 (g)	533	553
Pool # 868952, ARM, 6.81%, 5/1/2036 (g)	9	9
Pool # 872825, ARM, 6.42%, 6/1/2036 (g)	86	89
Pool # 884066, ARM, 6.61%, 6/1/2036 (g)	35	36
Pool # 892868, ARM, 6.52%, 7/1/2036 (g)	72	74
Pool # 884722, ARM, 6.12%, 8/1/2036 (g)	17	17
Pool # 886558, ARM, 6.34%, 8/1/2036 (g)	172	177
Pool # 920547, ARM, 6.23%, 9/1/2036 (g)	99	102
Pool # 893580, ARM, 6.32%, 9/1/2036 (g)	39	40
Pool # 886772, ARM, 6.48%, 9/1/2036 (g)	137	141
Pool # 894452, ARM, 6.57%, 9/1/2036 (g)	90	93
Pool # 894239, ARM, 6.06%, 10/1/2036 (g)	36	37
Pool # 900197, ARM, 6.78%, 10/1/2036 (g)	207	217
Pool # 900191, ARM, 6.82%, 10/1/2036 (g)	45	47
Pool # 902818, ARM, 6.32%, 11/1/2036 (g)	1	1
Pool # 902955, ARM, 6.01%, 12/1/2036 (g)	88	90
Pool # 920954, ARM, 5.66%, 1/1/2037 (g)	113	116
Pool # 888184, ARM, 6.00%, 1/1/2037 (g)	62	64
Pool # 913984, ARM, 5.56%, 2/1/2037 (g)	94	96
Pool # 915645, ARM, 6.09%, 2/1/2037 (g)	55	56
Pool # 888307, ARM, 6.58%, 4/1/2037 (g)	49	51
Pool # 948208, ARM, 5.59%, 7/1/2037 (g)	63	64
Pool # 995919, ARM, 6.55%, 7/1/2037 (g)	141	146
Pool # 938346, ARM, 6.56%, 7/1/2037 (g)	61	63
Pool # 945032, ARM, 7.08%, 8/1/2037 (g)	245	254
Pool # 952835, ARM, 6.41%, 9/1/2037 (g)	43	45
Pool # 946362, ARM, 6.51%, 9/1/2037 (g)	18	19
Pool # 946260, ARM, 6.66%, 9/1/2037 (g)	30	31
Pool # AD0085, ARM, 5.74%, 11/1/2037 (g)	132	134
Pool # 995108, ARM, 6.25%, 11/1/2037 (g)	49	50
Pool # AD0179, ARM, 5.78%, 12/1/2037 (g)	59	61
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	372	370
FNMA UMBS, 20 Year
Pool # 256311, 6.00%, 7/1/2026	3	3
Pool # 256352, 6.50%, 8/1/2026	6	6
Pool # 256803, 6.00%, 7/1/2027	18	19
Pool # 256962, 6.00%, 11/1/2027	13	13
Pool # 257007, 6.00%, 12/1/2027	35	36
Pool # 257048, 6.00%, 1/1/2028	58	60
Pool # 890222, 6.00%, 10/1/2028	39	40
Pool # AE0049, 6.00%, 9/1/2029	25	25
Pool # AO7761, 3.50%, 7/1/2032	258	255
Pool # MA1138, 3.50%, 8/1/2032	1,539	1,528
Pool # AL6238, 4.00%, 1/1/2035	4,651	4,622
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	2	2
Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	23	24
Pool # 455759, 6.00%, 12/1/2028	3	3
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	440	456
Pool # 598559, 6.50%, 8/1/2031	31	32
Pool # 679886, 6.50%, 2/1/2032	73	75
Pool # 682078, 5.50%, 11/1/2032	174	179
Pool # 675555, 6.00%, 12/1/2032	24	25
Pool # AL0045, 6.00%, 12/1/2032	290	301
Pool # 683351, 5.50%, 2/1/2033	4	4
Pool # 357363, 5.50%, 3/1/2033	158	162
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # 688625, 6.00%, 3/1/2033	6	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	116	119
Pool # 702901, 6.00%, 5/1/2033	40	41
Pool # 720576, 5.00%, 6/1/2033	26	27
Pool # 995656, 7.00%, 6/1/2033	150	157
Pool # 723852, 5.00%, 7/1/2033	37	38
Pool # 729296, 5.00%, 7/1/2033	31	31
Pool # 720155, 5.50%, 7/1/2033	25	25
Pool # 729379, 6.00%, 8/1/2033	16	16
Pool # AA0917, 5.50%, 9/1/2033	432	439
Pool # 737825, 6.00%, 9/1/2033	29	30
Pool # 750977, 4.50%, 11/1/2033	27	27
Pool # 725027, 5.00%, 11/1/2033	92	95
Pool # 755109, 5.50%, 11/1/2033	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 753174, 4.00%, 12/1/2033	149	147
Pool # 725017, 5.50%, 12/1/2033	195	200
Pool # 759424, 5.50%, 1/1/2034	24	24
Pool # 751341, 5.50%, 3/1/2034	23	23
Pool # 770405, 5.00%, 4/1/2034	189	190
Pool # 776708, 5.00%, 5/1/2034	95	97
Pool # AC1317, 4.50%, 9/1/2034	30	30
Pool # 888568, 5.00%, 12/1/2034	67	68
Pool # 810663, 5.00%, 1/1/2035	33	33
Pool # 995003, 7.50%, 1/1/2035	57	60
Pool # 995156, 7.50%, 3/1/2035	93	97
Pool # 735503, 6.00%, 4/1/2035	217	227
Pool # 827776, 5.00%, 7/1/2035	29	29
Pool # 820347, 5.00%, 9/1/2035	148	153
Pool # 745148, 5.00%, 1/1/2036	113	116
Pool # 888417, 6.50%, 1/1/2036	370	383
Pool # 745275, 5.00%, 2/1/2036	88	91
Pool # 833629, 7.00%, 3/1/2036	7	7
Pool # 745418, 5.50%, 4/1/2036	159	166
Pool # 888016, 5.50%, 5/1/2036	208	217
Pool # 888209, 5.50%, 5/1/2036	138	144
Pool # 870770, 6.50%, 7/1/2036	20	21
Pool # 976871, 6.50%, 8/1/2036	291	301
Pool # AA0922, 6.00%, 9/1/2036	763	800
Pool # 745948, 6.50%, 10/1/2036	94	100
Pool # AA1019, 6.00%, 11/1/2036	105	111
Pool # 888476, 7.50%, 5/1/2037	49	50
Pool # 928584, 6.50%, 8/1/2037	81	86
Pool # 945870, 6.50%, 8/1/2037	136	144
Pool # 986648, 6.00%, 9/1/2037	241	254
Pool # 928670, 7.00%, 9/1/2037	151	158
Pool # 888890, 6.50%, 10/1/2037	165	176
Pool # 888707, 7.50%, 10/1/2037	359	382
Pool # 888892, 7.50%, 11/1/2037	109	119
Pool # AL0662, 5.50%, 1/1/2038	247	254
Pool # 995505, 8.00%, 1/1/2038	9	10
Pool # 929331, 6.00%, 4/1/2038	66	69
Pool # 909236, 7.00%, 9/1/2038	235	250
Pool # 890268, 6.50%, 10/1/2038	199	212
Pool # 995149, 6.50%, 10/1/2038	806	858
Pool # 934591, 7.00%, 10/1/2038	186	198
Pool # AB2869, 6.00%, 11/1/2038	201	212
Pool # 991908, 7.00%, 11/1/2038	191	205
Pool # 995504, 7.50%, 11/1/2038	112	119
Pool # 257510, 7.00%, 12/1/2038	577	621
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0753, 7.00%, 1/1/2039	658	705
Pool # AD0780, 7.50%, 4/1/2039	476	516
Pool # AC2948, 5.00%, 9/1/2039	333	342
Pool # AC3740, 5.50%, 9/1/2039	141	144
Pool # AC7296, 5.50%, 12/1/2039	204	211
Pool # AD7790, 5.00%, 8/1/2040	1,805	1,859
Pool # AD9151, 5.00%, 8/1/2040	616	636
Pool # AL2059, 4.00%, 6/1/2042	4,268	4,255
Pool # AB9017, 3.00%, 4/1/2043	6,507	6,131
Pool # AT5891, 3.00%, 6/1/2043	7,991	7,527
Pool # AB9860, 3.00%, 7/1/2043	5,731	5,392
Pool # AL7527, 4.50%, 9/1/2043	2,772	2,808
Pool # AL7496, 3.50%, 5/1/2044	11,856	11,520
Pool # AX9319, 3.50%, 12/1/2044	4,975	4,799
Pool # AL7380, 3.50%, 2/1/2045	6,888	6,682
Pool # AS6479, 3.50%, 1/1/2046	17,030	16,562
Pool # BM1213, 4.00%, 4/1/2047	6,746	6,693
Pool # BH7650, 4.00%, 9/1/2047	2,619	2,605
Pool # BM3500, 4.00%, 9/1/2047	20,698	20,769
Pool # BE8344, 4.00%, 11/1/2047	855	844
Pool # BJ7248, 4.00%, 12/1/2047	3,017	2,980
Pool # BE8349, 4.00%, 1/1/2048	1,513	1,492
Pool # BJ5756, 4.00%, 1/1/2048	3,490	3,423
Pool # BJ7310, 4.00%, 1/1/2048	5,835	5,754
Pool # BJ8237, 4.00%, 1/1/2048	3,244	3,199
Pool # BJ8264, 4.00%, 1/1/2048	2,173	2,143
Pool # BM3375, 4.00%, 1/1/2048	4,110	4,059
Pool # BK1007, 4.00%, 2/1/2048	1,036	1,022
Pool # BK1134, 4.00%, 2/1/2048	3,594	3,544
Pool # BM3665, 4.00%, 3/1/2048	25,437	25,122
Pool # BE8366, 4.50%, 7/1/2048	2,805	2,824
Pool # BK7982, 5.00%, 7/1/2048	2,700	2,796
Pool # BN0271, 4.50%, 9/1/2048	865	871
Pool # BN1315, 4.50%, 9/1/2048	1,391	1,397
Pool # BN4733, 5.50%, 3/1/2049	232	243
Pool # BK8745, 4.50%, 4/1/2049	1,792	1,791
Pool # FM1939, 4.50%, 5/1/2049	9,242	9,255
Pool # BK8753, 4.50%, 6/1/2049	2,522	2,525
Pool # CA3713, 5.00%, 6/1/2049	970	992
Pool # BO2305, 4.00%, 7/1/2049	3,239	3,190
Pool # BO5607, 3.50%, 9/1/2049	1,852	1,764
Pool # BO1405, 4.00%, 9/1/2049	4,188	4,117
Pool # BO4392, 3.50%, 1/1/2050	3,538	3,379
Pool # BP3048, 3.00%, 3/1/2050	3,988	3,646
Pool # BP5299, 3.50%, 3/1/2050	4,559	4,498
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CA5702, 2.50%, 5/1/2050	39,242	34,633
Pool # CA5729, 3.00%, 5/1/2050	4,350	3,969
Pool # FM3671, 4.50%, 5/1/2050	4,376	4,497
Pool # CA6079, 2.50%, 6/1/2050	39,170	34,020
Pool # BK2746, 2.50%, 7/1/2050	17,152	14,897
Pool # BP6474, 2.50%, 7/1/2050	34,180	29,945
Pool # BP9823, 2.50%, 7/1/2050	566	491
Pool # BP9948, 2.50%, 7/1/2050	771	670
Pool # CA6361, 2.50%, 7/1/2050	40,490	35,841
Pool # CA6708, 2.50%, 8/1/2050	25,637	22,738
Pool # FM4051, 2.50%, 8/1/2050	16,974	14,930
Pool # CA6989, 2.50%, 9/1/2050	55,813	49,374
Pool # FM4532, 3.00%, 9/1/2050	10,533	9,618
Pool # BQ1155, 2.50%, 10/1/2050	15,619	13,565
Pool # BQ7669, 2.50%, 10/1/2050	686	596
Pool # FS3599, 2.50%, 1/1/2051	75,538	66,352
Pool # BQ4516, 2.00%, 2/1/2051	6,964	5,819
Pool # CB0047, 3.00%, 4/1/2051	15,867	14,360
Pool # CB0458, 2.50%, 5/1/2051	27,915	24,430
Pool # CB0514, 2.50%, 5/1/2051	22,299	19,709
Pool # CB0674, 2.50%, 5/1/2051	40,801	35,839
Pool # CB0531, 3.00%, 5/1/2051	58,136	53,046
Pool # FM8172, 3.00%, 5/1/2051	19,408	17,709
Pool # FM7916, 2.50%, 6/1/2051	17,578	15,504
Pool # FS5384, 2.50%, 6/1/2051	69,730	61,675
Pool # FM9523, 2.50%, 7/1/2051	12,174	10,881
Pool # CB1411, 3.00%, 8/1/2051	43,778	39,945
Pool # FM8817, 2.50%, 9/1/2051	40,295	35,585
Pool # FS4539, 3.00%, 9/1/2051	8,111	7,403
Pool # BU0070, 2.50%, 10/1/2051	39,369	34,358
Pool # CB1901, 2.50%, 10/1/2051	34,641	30,823
Pool # FM9195, 2.50%, 10/1/2051	44,440	39,196
Pool # CB1874, 3.00%, 10/1/2051	3,400	3,089
Pool # CB1878, 3.00%, 10/1/2051	7,984	7,327
Pool # MA4466, 2.50%, 11/1/2051	77,039	67,265
Pool # CB2066, 3.00%, 11/1/2051	6,559	5,955
Pool # FS4645, 4.00%, 11/1/2051	13,645	13,331
Pool # CB2297, 2.50%, 12/1/2051	14,335	12,581
Pool # FM9882, 2.50%, 12/1/2051	8,657	7,580
Pool # FS3611, 2.50%, 12/1/2051	5,813	5,140
Pool # FS2559, 3.00%, 12/1/2051	25,149	22,947
Pool # MA4494, 3.00%, 12/1/2051	5,580	5,083
Pool # FS4108, 4.00%, 12/1/2051	4,123	4,032
Pool # BU7561, 2.50%, 1/1/2052	17,303	15,252
Pool # CB2637, 2.50%, 1/1/2052	54,549	48,146
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS0196, 2.50%, 1/1/2052	60,668	52,614
Pool # BV0492, 3.00%, 1/1/2052	8,083	7,375
Pool # CB2664, 3.00%, 1/1/2052	5,585	5,071
Pool # FS5731, 3.00%, 1/1/2052	24,555	22,281
Pool # BV3339, 2.50%, 2/1/2052	7,949	6,997
Pool # FA2022, 2.50%, 2/1/2052	17,332	15,226
Pool # FS4284, 2.50%, 2/1/2052	44,833	39,194
Pool # MA4548, 2.50%, 2/1/2052	49,834	43,464
Pool # BV4133, 2.50%, 3/1/2052	43,385	37,701
Pool # CB3031, 2.50%, 3/1/2052	10,900	9,507
Pool # FS0882, 2.50%, 3/1/2052	39,929	35,347
Pool # FS4533, 2.50%, 3/1/2052	5,728	5,034
Pool # FS5446, 2.50%, 3/1/2052	41,293	36,078
Pool # FS0957, 3.00%, 3/1/2052	30,182	27,357
Pool # FS2246, 3.00%, 3/1/2052	32,838	30,366
Pool # FS4393, 3.00%, 3/1/2052	12,070	10,949
Pool # BV5360, 2.50%, 4/1/2052	48,528	42,295
Pool # FS7697, 2.50%, 4/1/2052	31,225	27,522
Pool # CB3360, 3.00%, 4/1/2052	7,588	6,877
Pool # CB3361, 3.00%, 4/1/2052	25,569	23,330
Pool # FS6301, 3.00%, 4/1/2052	16,125	14,713
Pool # CB3378, 4.00%, 4/1/2052	20,538	20,044
Pool # BV7119, 4.50%, 4/1/2052	398	395
Pool # BV7121, 4.50%, 4/1/2052	1,105	1,096
Pool # BV7122, 4.50%, 4/1/2052	3,251	3,240
Pool # BV7124, 4.50%, 4/1/2052	988	980
Pool # FS9052, 3.00%, 5/1/2052	19,413	17,579
Pool # BV8375, 4.00%, 5/1/2052	15,154	14,773
Pool # FS1669, 4.00%, 5/1/2052	22,885	22,650
Pool # BV7111, 4.50%, 5/1/2052	1,347	1,337
Pool # BV7133, 4.50%, 5/1/2052	822	816
Pool # FS2773, 2.50%, 6/1/2052	9,634	8,531
Pool # FS2645, 3.00%, 6/1/2052	16,076	14,597
Pool # FS8849, 3.00%, 7/1/2052	17,810	16,171
Pool # FA1355, 4.00%, 7/1/2052	34,066	33,240
Pool # FA1708, 3.00%, 8/1/2052	47,064	43,090
Pool # FS8358, 3.50%, 8/1/2052	18,888	17,851
Pool # FS4076, 4.00%, 8/1/2052	15,041	14,720
Pool # CB4587, 4.50%, 9/1/2052	15,345	15,242
Pool # CB4628, 5.00%, 9/1/2052	71,484	72,381
Pool # FS2982, 5.00%, 9/1/2052	22,826	23,084
Pool # CB4642, 6.00%, 9/1/2052	11,851	12,262
Pool # FS3977, 4.50%, 11/1/2052	2,503	2,505
Pool # BV0962, 5.00%, 11/1/2052	10,522	10,601
Pool # BW1328, 5.00%, 11/1/2052	39,620	40,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB5267, 4.50%, 12/1/2052	17,528	17,442
Pool # CB5412, 4.00%, 1/1/2053	6,042	5,889
Pool # CB5666, 4.00%, 2/1/2053	37,737	36,816
Pool # CB5896, 5.00%, 3/1/2053	20,868	21,052
Pool # CB5898, 5.00%, 3/1/2053	15,977	16,175
Pool # CB6313, 5.00%, 5/1/2053	13,860	13,995
Pool # BX4395, 5.50%, 5/1/2053	7,854	8,073
Pool # BY4714, 5.00%, 6/1/2053	127,140	128,151
Pool # BY4776, 5.00%, 7/1/2053	85,876	86,344
Pool # BY4770, 5.50%, 7/1/2053	16,299	16,753
Pool # BY4775, 5.50%, 7/1/2053	11,529	11,732
Pool # BY7101, 5.50%, 8/1/2053	6,147	6,318
Pool # BY7130, 6.00%, 9/1/2053	8,719	9,067
Pool # DB1954, 5.00%, 11/1/2054	84,585	85,039
Pool # DB4827, 5.00%, 11/1/2054	39,175	39,385
Pool # CC0876, 6.00%, 8/1/2055	19,417	20,139
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	15	16
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	44	45
Pool # CA3029, 4.00%, 1/1/2049	3,758	3,622
Pool # CA5105, 3.50%, 2/1/2050	5,837	5,449
FNMA, Other
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,973
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,950
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,790
Pool # 468645, 4.54%, 7/1/2026	1,876	1,877
Pool # AN2367, 2.46%, 8/1/2026	5,550	5,505
Pool # 468927, 4.77%, 8/1/2026	4,529	4,538
Pool # AM6448, 3.25%, 9/1/2026	8,569	8,523
Pool # AM7117, 3.14%, 12/1/2026	16,595	16,489
Pool # AM7262, 3.19%, 12/1/2026	14,696	14,602
Pool # AM7011, 3.22%, 12/1/2026	2,481	2,467
Pool # FN0029, 4.47%, 12/1/2026 (g)	4,187	4,191
Pool # AM8008, 2.94%, 2/1/2027	10,353	10,260
Pool # AM8803, 2.78%, 6/1/2027	3,537	3,494
Pool # AM9345, 3.25%, 7/1/2027	6,676	6,631
Pool # AN7048, 2.90%, 10/1/2027	5,878	5,802
Pool # AM1469, 2.96%, 11/1/2027	3,204	3,170
Pool # AN7669, 2.83%, 12/1/2027	18,330	18,068
Pool # AN8114, 3.00%, 1/1/2028	7,068	6,986
Pool # AN8048, 3.08%, 1/1/2028	43,719	43,388
Pool # AN7943, 3.10%, 1/1/2028	13,627	13,482
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,403
Pool # AN1600, 2.59%, 6/1/2028	5,635	5,541
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN9686, 3.52%, 6/1/2028	29,251	29,179
Pool # AN9486, 3.57%, 6/1/2028	25,394	25,304
Pool # AN2005, 2.73%, 7/1/2028	8,926	8,733
Pool # 387806, 3.55%, 8/1/2028	14,700	14,667
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,678
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,361
Pool # BL1040, 3.81%, 12/1/2028	42,090	42,209
Pool # BL0907, 3.88%, 12/1/2028	11,971	11,985
Pool # BL1435, 3.53%, 1/1/2029	22,360	22,277
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,502
Pool # BL4317, 2.27%, 9/1/2029	4,263	4,073
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,408
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,834
Pool # AN6846, 2.93%, 10/1/2029	12,541	12,214
Pool # BS6739, 3.82%, 10/1/2029	45,001	45,095
Pool # BL4592, 2.28%, 11/1/2029	27,630	26,335
Pool # BL4333, 2.52%, 11/1/2029	38,513	36,958
Pool # AM8123, 2.92%, 2/1/2030	7,019	6,816
Pool # AM7785, 3.17%, 2/1/2030	5,417	5,291
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,883
Pool # BS7388, 4.82%, 3/1/2030	10,417	10,768
Pool # AM8692, 3.03%, 4/1/2030	25,000	24,346
Pool # AM8544, 3.08%, 4/1/2030	13,419	13,087
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,960
Pool # AM8151, 2.94%, 5/1/2030	11,415	11,060
Pool # AN9154, 3.64%, 5/1/2030	3,775	3,766
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,447
Pool # AM9020, 2.97%, 6/1/2030	6,909	6,702
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,785
Pool # BS8846, 4.09%, 7/1/2030	34,350	34,749
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,919
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,858
Pool # AN9293, 3.71%, 9/1/2030	60,000	59,731
Pool # BS8736, 4.37%, 10/1/2030	9,217	9,395
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,970
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,730
Pool # BS7921, 4.77%, 1/1/2031	9,126	9,456
Pool # BZ0423, 4.31%, 2/1/2031	38,469	39,204
Pool # BZ0424, 4.31%, 2/1/2031	19,031	19,395
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,223
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,989
Pool # AH9683, 5.00%, 4/1/2031	157	160
Pool # BS2035, 1.84%, 6/1/2031	33,900	30,815
Pool # AN1829, 2.90%, 6/1/2031	6,630	6,358
Pool # BS2422, 1.67%, 7/1/2031	36,050	32,251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL3298, 2.86%, 8/1/2031	6,828	6,517
Pool # BS9623, 4.91%, 8/1/2031	5,143	5,362
Pool # BL4310, 2.35%, 10/1/2031	10,613	9,843
Pool # AN2625, 2.50%, 10/1/2031	8,805	8,242
Pool # AN2513, 2.63%, 10/1/2031	25,000	23,448
Pool # BZ2211, 3.90%, 11/1/2031	47,210	47,168
Pool # BS4338, 1.82%, 1/1/2032	26,665	23,849
Pool # BS4124, 1.94%, 1/1/2032	10,952	9,911
Pool # BS4030, 1.96%, 1/1/2032	19,594	17,684
Pool # BS3869, 2.00%, 1/1/2032	36,000	32,508
Pool # BS4650, 2.02%, 1/1/2032	7,530	6,825
Pool # BS4396, 2.05%, 1/1/2032	10,000	9,027
Pool # BS4200, 2.05%, 2/1/2032	34,650	31,268
Pool # BM7037, 1.75%, 3/1/2032 (g)	102,599	91,284
Pool # BL5789, 2.40%, 3/1/2032	12,063	11,139
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,743
Pool # BS5130, 2.55%, 4/1/2032	45,507	42,349
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,305
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,865
Pool # BS5330, 2.85%, 5/1/2032	14,317	13,467
Pool # BS5298, 3.07%, 5/1/2032	36,743	34,980
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,494
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,076
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,779
Pool # BS6258, 3.70%, 8/1/2032	538	527
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,183
Pool # BS6288, 3.89%, 8/1/2032	10,968	10,903
Pool # BS6597, 3.67%, 9/1/2032	13,781	13,446
Pool # BS6305, 3.68%, 9/1/2032	54,320	53,454
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,849
Pool # BS6339, 3.80%, 9/1/2032	65,061	64,366
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,810
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,988
Pool # BM6466, 1.33%, 10/1/2032 (g)	105,042	89,672
Pool # BS6845, 4.22%, 10/1/2032	43,000	43,519
Pool # BS6915, 4.60%, 10/1/2032	36,000	37,032
Pool # BS8968, 4.73%, 10/1/2032	15,496	16,056
Pool # BM6492, 1.51%, 11/1/2032 (g)	44,429	38,337
Pool # BM7110, 3.87%, 11/1/2032 (g)	27,299	27,106
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,335
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,721
Pool # BS6995, 4.18%, 11/1/2032	19,825	20,041
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,743
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,597
Pool # AQ7084, 3.50%, 12/1/2032	638	627
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7083, 4.59%, 12/1/2032	34,142	35,390
Pool # BS7019, 4.60%, 12/1/2032	33,325	34,449
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,969
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,639	11,427
Pool # BM6552, 1.57%, 1/1/2033 (g)	98,301	84,921
Pool # BS7496, 4.33%, 1/1/2033	12,042	12,242
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,461
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,620
Pool # BS7147, 4.95%, 1/1/2033	10,740	11,265
Pool # AR7484, 3.50%, 2/1/2033	1,173	1,164
Pool # BS7843, 3.90%, 2/1/2033	60,000	59,496
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,769
Pool # BS8110, 4.30%, 3/1/2033	44,672	45,222
Pool # BS7786, 4.24%, 4/1/2033	38,094	38,440
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,541
Pool # BS8055, 4.71%, 4/1/2033	14,699	15,233
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,635
Pool # BS8213, 4.22%, 5/1/2033	17,895	18,104
Pool # BS8546, 4.37%, 5/1/2033	32,295	32,899
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,847
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,734
Pool # BS8247, 4.53%, 5/1/2033	3,900	4,012
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,326
Pool # AT7117, 3.50%, 6/1/2033	406	401
Pool # BS8756, 4.14%, 6/1/2033	18,345	18,429
Pool # BS8644, 4.32%, 6/1/2033	22,338	22,700
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,758
Pool # BS8665, 4.34%, 6/1/2033	5,025	5,110
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,390
Pool # AN6000, 3.21%, 7/1/2033	9,144	8,703
Pool # AN9695, 3.67%, 7/1/2033	32,550	31,784
Pool # AN9496, 3.75%, 7/1/2033	24,000	23,637
Pool # AN9950, 3.89%, 7/1/2033	8,346	8,194
Pool # BS9089, 4.51%, 7/1/2033	31,800	32,725
Pool # BS8883, 4.58%, 7/1/2033	35,052	35,940
Pool # BS2642, 1.85%, 8/1/2033	9,139	7,939
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,883
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,795
Pool # BS9470, 4.45%, 10/1/2033	17,758	18,233
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,806
Pool # BS9185, 4.51%, 10/1/2033	26,043	26,678
Pool # BS9182, 4.52%, 10/1/2033	29,035	29,946
Pool # BS3315, 1.82%, 11/1/2033	10,924	9,310
Pool # BZ0419, 4.25%, 1/1/2034	21,000	21,140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS4824, 2.50%, 2/1/2034	60,280	53,581
Pool # BZ0430, 4.32%, 2/1/2034	40,000	40,582
Pool # 810997, 5.50%, 10/1/2034	74	74
Pool # AM7122, 3.61%, 11/1/2034	4,669	4,515
Pool # BL5976, 2.49%, 4/1/2035	22,962	20,069
Pool # AM8474, 3.45%, 4/1/2035	4,225	4,032
Pool # AM8475, 3.45%, 4/1/2035	1,714	1,635
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,334
Pool # AM9188, 3.12%, 6/1/2035	22,760	21,026
Pool # BL7110, 1.76%, 7/1/2035	12,366	10,291
Pool # AM9532, 3.63%, 10/1/2035	3,220	3,104
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,492
Pool # AN0375, 3.76%, 12/1/2035	5,083	4,939
Pool # 256051, 5.50%, 12/1/2035	48	49
Pool # 256128, 6.00%, 2/1/2036	11	11
Pool # 880219, 7.00%, 2/1/2036	50	52
Pool # 920934, 6.50%, 1/1/2037	161	166
Pool # 888408, 6.00%, 3/1/2037	169	173
Pool # 888373, 7.00%, 3/1/2037	25	27
Pool # 888412, 7.00%, 4/1/2037	20	20
Pool # BS5648, 3.87%, 6/1/2037	10,561	10,084
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,601
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,516
Pool # 995783, 8.00%, 11/1/2037	66	69
Pool # 257209, 5.50%, 5/1/2038	71	74
Pool # MA0127, 5.50%, 6/1/2039	93	95
Pool # AL2606, 4.00%, 3/1/2042	177	174
Pool # AO7225, 4.00%, 7/1/2042	1,068	1,060
Pool # AO9352, 4.00%, 7/1/2042	1,419	1,408
Pool # AO9353, 4.00%, 7/1/2042	1,694	1,684
Pool # MA1125, 4.00%, 7/1/2042	932	925
Pool # MA1178, 4.00%, 9/1/2042	5,303	5,261
Pool # MA1213, 3.50%, 10/1/2042	2,420	2,330
Pool # MA1251, 3.50%, 11/1/2042	6,142	5,913
Pool # MA1253, 4.00%, 11/1/2042	4,371	4,348
Pool # AR1397, 3.00%, 1/1/2043	4,838	4,559
Pool # MA1328, 3.50%, 1/1/2043	884	851
Pool # AQ9999, 3.00%, 2/1/2043	2,282	2,150
Pool # MA1373, 3.50%, 3/1/2043	1,501	1,445
Pool # MA1404, 3.50%, 4/1/2043	4,360	4,198
Pool # AB9096, 4.00%, 4/1/2043	477	475
Pool # AB9196, 3.50%, 5/1/2043	1,170	1,127
Pool # AT4051, 3.50%, 5/1/2043	533	513
Pool # MA1437, 3.50%, 5/1/2043	4,793	4,615
Pool # AT5914, 3.50%, 6/1/2043	3,000	2,888
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1463, 3.50%, 6/1/2043	5,973	5,751
Pool # AB9704, 4.00%, 6/1/2043	995	972
Pool # MA1711, 4.50%, 12/1/2043	6,690	6,768
Pool # AL6167, 3.50%, 1/1/2044	3,190	3,072
Pool # MA1759, 4.00%, 1/1/2044	2,163	2,152
Pool # MA1760, 4.50%, 1/1/2044	1,986	2,010
Pool # AV9286, 4.00%, 2/1/2044	1,747	1,738
Pool # MA1800, 4.00%, 2/1/2044	1,338	1,331
Pool # MA1828, 4.50%, 3/1/2044	5,142	5,202
Pool # MA2429, 4.00%, 10/1/2045	1,527	1,511
Pool # MA2565, 4.00%, 3/1/2046	2,259	2,236
Pool # BM5835, 3.00%, 9/1/2047	7,772	7,048
Pool # AD0523, 6.00%, 11/1/2048	164	167
Pool # BF0131, 3.50%, 8/1/2056	34,380	32,333
Pool # BF0144, 3.50%, 10/1/2056	2,216	2,079
Pool # BF0690, 3.00%, 2/1/2057	7,694	7,149
Pool # BF0230, 5.50%, 1/1/2058	33,533	35,143
Pool # BF0341, 5.50%, 1/1/2059	14,334	14,775
Pool # BM7076, 4.00%, 4/1/2059	37,362	36,515
Pool # BF0396, 2.50%, 8/1/2059	25,271	21,789
Pool # BM6734, 4.00%, 8/1/2059	26,397	25,603
Pool # BF0464, 3.50%, 3/1/2060	39,198	36,670
Pool # BF0520, 3.00%, 1/1/2061	51,518	45,727
Pool # BM7075, 3.00%, 3/1/2061	56,889	50,493
Pool # BF0546, 2.50%, 7/1/2061	64,123	54,174
Pool # BF0562, 3.50%, 9/1/2061	47,297	43,831
Pool # BF0577, 2.50%, 12/1/2061	10,584	9,099
Pool # BF0590, 2.50%, 12/1/2061	14,967	12,644
Pool # BF0579, 3.00%, 12/1/2061	18,142	16,035
Pool # BF0583, 4.00%, 12/1/2061	25,275	24,271
Pool # BF0586, 5.00%, 12/1/2061	10,731	10,835
Pool # BF0617, 2.50%, 3/1/2062	73,003	61,675
Pool # BF0602, 3.00%, 3/1/2062	26,578	23,492
Pool # BF0603, 3.50%, 3/1/2062	17,775	16,610
Pool # BF0604, 3.50%, 3/1/2062	28,073	26,015
Pool # BF0605, 4.00%, 3/1/2062	14,188	13,625
Pool # BF0674, 2.50%, 4/1/2062	58,736	49,621
Pool # BF0759, 2.50%, 5/1/2062	54,957	46,429
Pool # BF0673, 2.50%, 6/1/2062	38,897	32,861
Pool # BF0654, 3.00%, 6/1/2062	30,805	27,228
Pool # BF0648, 3.50%, 6/1/2062	19,585	18,301
Pool # BF0655, 3.50%, 6/1/2062	38,023	35,236
Pool # BF0649, 4.00%, 6/1/2062	17,884	17,456
Pool # BF0677, 4.00%, 9/1/2062	39,101	37,548
Pool # BF0701, 3.50%, 12/1/2062	14,871	13,780
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0733, 3.00%, 6/1/2063	27,623	24,415
Pool # BF0764, 3.50%, 9/1/2063	21,447	19,955
Pool # BF0767, 4.00%, 9/1/2063	44,209	42,453
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2056 (c)	303,435	262,863
TBA, 4.00%, 3/25/2056 (c)	162,300	157,725
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	2	2
Pool # 554108, 6.50%, 3/15/2028	11	12
Pool # 468236, 6.50%, 9/15/2028	14	14
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	133	139
Pool # 569568, 6.50%, 1/15/2032	129	134
Pool # 591882, 6.50%, 7/15/2032	11	11
Pool # 607645, 6.50%, 2/15/2033	40	41
Pool # 607724, 7.00%, 2/15/2033	28	29
Pool # 783123, 5.50%, 4/15/2033	837	868
Pool # 604209, 6.50%, 4/15/2033	33	33
Pool # 614546, 5.50%, 6/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	47	50
Pool # 781689, 5.50%, 12/15/2033	29	30
Pool # 632415, 5.50%, 7/15/2034	17	17
Pool # 574710, 5.50%, 9/15/2034	12	12
Pool # 782615, 7.00%, 6/15/2035	284	301
Pool # 782025, 6.50%, 12/15/2035	118	122
Pool # 617486, 7.00%, 4/15/2037	43	43
Pool # 782212, 7.50%, 10/15/2037	89	94
Pool # BI6868, 5.00%, 3/15/2049	1,836	1,880
Pool # BM1726, 5.00%, 3/15/2049	1,442	1,476
Pool # CO1894, 4.50%, 7/15/2052	6,913	7,087
Pool # CU0289, 6.50%, 6/15/2053	9,804	10,213
GNMA II
Pool # CE5521, ARM, 5.25%, 8/20/2071 (g)	11,501	12,030
Pool # CE5523, ARM, 5.32%, 8/20/2071 (g)	16,703	17,429
Pool # CE9356, ARM, 5.07%, 9/20/2071 (g)	8,091	8,373
Pool # CE5533, ARM, 5.27%, 9/20/2071 (g)	37,748	39,472
Pool # CE5537, ARM, 5.28%, 9/20/2071 (g)	33,598	35,198
Pool # CE5536, ARM, 5.30%, 9/20/2071 (g)	30,782	32,260
Pool # CE5544, ARM, 5.22%, 10/20/2071 (g)	36,149	37,817
Pool # CE5550, ARM, 5.25%, 10/20/2071 (g)	18,086	18,915
Pool # CE5552, ARM, 5.26%, 11/20/2071 (g)	36,291	37,992
Pool # CK2783, ARM, 5.21%, 2/20/2072 (g)	87,082	91,172
Pool # CK2789, ARM, 5.22%, 2/20/2072 (g)	31,197	32,665
Pool # CM0227, ARM, 5.25%, 2/20/2072 (g)	28,965	30,360
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CM0228, ARM, 5.46%, 2/20/2072 (g)	19,574	20,621
Pool # CL8129, ARM, 5.14%, 3/20/2072 (g)	19,209	20,068
Pool # CK2802, ARM, 5.17%, 3/20/2072 (g)	27,928	29,224
Pool # CM0234, ARM, 5.18%, 3/20/2072 (g)	30,504	31,933
Pool # CK2800, ARM, 5.20%, 3/20/2072 (g)	22,910	24,020
Pool # CM9946, ARM, 5.20%, 3/20/2072 (g)	17,796	18,639
Pool # CK2791, ARM, 5.22%, 3/20/2072 (g)	42,361	44,412
Pool # CK2794, ARM, 5.22%, 3/20/2072 (g)	43,971	46,077
Pool # CK2793, ARM, 5.23%, 3/20/2072 (g)	40,931	42,870
Pool # CK2803, ARM, 5.17%, 4/20/2072 (g)	42,802	44,865
Pool # BL8377, ARM, 5.25%, 4/20/2072 (g)	36,935	38,887
Pool # CN0126, ARM, 5.21%, 5/20/2072 (g)	34,222	35,876
Pool # CN7634, ARM, 5.29%, 6/20/2072 (g)	27,305	28,829
Pool # 786250, ARM, 5.39%, 6/20/2072 (g)	38,994	41,332
Pool # CL8191, ARM, 5.37%, 7/20/2072 (g)	22,790	24,119
Pool # CO0363, ARM, 5.40%, 7/20/2072 (g)	28,906	30,690
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	2
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2562, 6.00%, 3/20/2028	4	4
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2781, 6.50%, 7/20/2029	106	110
Pool # 4224, 7.00%, 8/20/2038	48	51
Pool # 4245, 6.00%, 9/20/2038	1,215	1,310
Pool # 783389, 6.00%, 8/20/2039	464	489
Pool # 783444, 5.50%, 9/20/2039	299	309
Pool # 783967, 4.25%, 12/20/2044	3,205	3,102
Pool # AK8791, 3.75%, 7/20/2045	1,075	1,030
Pool # BD0481, 4.00%, 12/20/2047	1,017	984
Pool # BD0484, 4.50%, 12/20/2047	4,006	3,968
Pool # BE0207, 4.50%, 2/20/2048	3,073	3,056
Pool # BE0208, 4.50%, 2/20/2048	4,490	4,469
Pool # BE5169, 4.50%, 2/20/2048	4,729	4,711
Pool # BA7567, 4.50%, 5/20/2048	1,356	1,338
Pool # BG6360, 5.00%, 5/20/2048	5,226	5,391
Pool # BF2574, 5.50%, 5/20/2048	123	128
Pool # BI0728, 5.00%, 7/20/2048	6,317	6,480
Pool # BD0551, 4.50%, 8/20/2048	1,569	1,570
Pool # BI5288, 5.00%, 8/20/2048	7,865	8,048
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BI5289, 5.00%, 8/20/2048	10,913	11,228
Pool # AY2411, 4.25%, 9/20/2048	2,967	2,904
Pool # 784598, 5.00%, 9/20/2048	8,392	8,630
Pool # 784626, 4.50%, 10/20/2048	1,147	1,141
Pool # BK2586, 5.00%, 11/20/2048	1,217	1,241
Pool # BJ7082, 5.00%, 12/20/2048	485	491
Pool # BJ7085, 5.00%, 12/20/2048	935	963
Pool # BK7169, 5.00%, 12/20/2048	4,402	4,482
Pool # BK8878, 4.50%, 2/20/2049	2,029	2,001
Pool # BK7189, 5.00%, 2/20/2049	4,487	4,586
Pool # BJ9972, 5.50%, 2/20/2049	896	922
Pool # BK7198, 4.50%, 3/20/2049	2,098	2,078
Pool # BK7199, 5.00%, 3/20/2049	631	646
Pool # BL8042, 5.00%, 3/20/2049	4,496	4,605
Pool # BL9333, 5.00%, 3/20/2049	2,525	2,612
Pool # BG0079, 5.50%, 3/20/2049	788	811
Pool # BL6756, 5.50%, 3/20/2049	294	302
Pool # BJ1322, 5.00%, 4/20/2049	3,925	4,092
Pool # BJ9622, 5.00%, 4/20/2049	1,438	1,460
Pool # BK7209, 5.00%, 4/20/2049	3,273	3,354
Pool # BL6758, 5.50%, 4/20/2049	628	646
Pool # BM9664, 4.50%, 5/20/2049	4,850	4,882
Pool # BM9683, 5.00%, 6/20/2049	10,507	10,778
Pool # BO2880, 5.00%, 6/20/2049	410	415
Pool # BN3950, 5.50%, 6/20/2049	1,674	1,722
Pool # BN2629, 4.00%, 7/20/2049	8,300	8,195
Pool # BI0926, 5.00%, 7/20/2049	766	777
Pool # BI0927, 5.00%, 7/20/2049	575	580
Pool # BM2186, 5.00%, 7/20/2049	341	346
Pool # BM2187, 5.00%, 7/20/2049	295	299
Pool # BO2871, 5.00%, 7/20/2049	231	234
Pool # BO2872, 5.00%, 7/20/2049	756	773
Pool # BO2878, 5.00%, 7/20/2049	594	603
Pool # BO2879, 5.00%, 7/20/2049	309	313
Pool # BO3162, 5.00%, 7/20/2049	37,924	39,946
Pool # BO3173, 5.00%, 7/20/2049	722	733
Pool # BO3174, 5.00%, 7/20/2049	343	347
Pool # BO8226, 5.00%, 7/20/2049	368	373
Pool # BO8229, 5.00%, 7/20/2049	3,787	3,928
Pool # BO8235, 5.00%, 7/20/2049	615	623
Pool # BO8236, 5.00%, 7/20/2049	408	412
Pool # BP4243, 5.00%, 8/20/2049	9,334	9,604
Pool # BN2649, 3.50%, 9/20/2049	2,102	1,990
Pool # BM9713, 4.50%, 9/20/2049	1,607	1,596
Pool # BP4337, 4.50%, 9/20/2049	12,499	12,689
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ3224, 4.50%, 9/20/2049	11,646	11,597
Pool # 784810, 5.00%, 9/20/2049	10,202	10,271
Pool # BM9734, 4.00%, 10/20/2049	2,513	2,441
Pool # 784847, 4.50%, 11/20/2049	16,879	16,694
Pool # BQ8694, 4.50%, 11/20/2049	529	532
Pool # BQ8696, 4.50%, 11/20/2049	615	622
Pool # BR2686, 4.50%, 11/20/2049	1,743	1,739
Pool # BR2687, 4.50%, 11/20/2049	3,804	3,822
Pool # BR2688, 4.50%, 11/20/2049	2,087	2,087
Pool # BR2689, 4.50%, 11/20/2049	2,651	2,685
Pool # BR2739, 4.50%, 11/20/2049	1,318	1,343
Pool # BR2756, 4.50%, 11/20/2049	1,686	1,705
Pool # BR2757, 4.50%, 11/20/2049	1,881	1,894
Pool # BR3820, 4.50%, 11/20/2049	212	211
Pool # BR3821, 4.50%, 11/20/2049	597	593
Pool # BS0953, 4.50%, 11/20/2049	1,647	1,678
Pool # BQ4131, 3.50%, 12/20/2049	9,823	9,371
Pool # BI0940, 4.50%, 12/20/2049	590	590
Pool # BQ3796, 4.50%, 12/20/2049	1,665	1,681
Pool # BR2730, 4.50%, 12/20/2049	732	731
Pool # BR2731, 4.50%, 12/20/2049	665	667
Pool # BR2732, 4.50%, 12/20/2049	979	1,003
Pool # BR2755, 4.50%, 12/20/2049	916	914
Pool # BR3822, 4.50%, 12/20/2049	827	822
Pool # BR3823, 4.50%, 12/20/2049	1,132	1,137
Pool # BR3824, 4.50%, 12/20/2049	663	673
Pool # BS0951, 4.50%, 12/20/2049	1,647	1,651
Pool # BS0952, 4.50%, 12/20/2049	1,260	1,274
Pool # BQ4132, 3.50%, 1/20/2050	4,694	4,443
Pool # BQ4133, 3.50%, 1/20/2050	3,802	3,617
Pool # BR1548, 3.50%, 1/20/2050	3,693	3,608
Pool # BS8380, 4.50%, 2/20/2050	2,419	2,494
Pool # BP8085, 3.00%, 3/20/2050	3,659	3,358
Pool # BR3892, 4.00%, 3/20/2050	8,283	7,974
Pool # BT8094, 4.00%, 4/20/2050	668	647
Pool # BT8095, 4.00%, 4/20/2050	4,574	4,426
Pool # BT8096, 4.00%, 4/20/2050	6,630	6,412
Pool # BT8097, 4.00%, 4/20/2050	6,243	6,091
Pool # BT8098, 4.00%, 4/20/2050	8,153	7,985
Pool # BT8099, 4.00%, 4/20/2050	5,751	5,644
Pool # BW7042, 3.50%, 9/20/2050	16,732	15,715
Pool # 785294, 3.50%, 1/20/2051	44,869	41,589
Pool # MA7534, 2.50%, 8/20/2051	199,359	176,041
Pool # MA7649, 2.50%, 10/20/2051	29,306	25,878
Pool # CH9031, 3.50%, 10/20/2051	18,781	17,639
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA7706, 3.00%, 11/20/2051	35,654	32,723
Pool # 787205, 3.50%, 11/20/2051	69,882	65,994
Pool # CI9257, 3.50%, 11/20/2051	22,429	21,066
Pool # CK1527, 3.50%, 12/20/2051	6,892	6,507
Pool # CK1600, 4.00%, 1/20/2052	13,858	13,395
Pool # CK7137, 4.00%, 1/20/2052	23,688	22,515
Pool # 786362, 3.00%, 2/20/2052	33,127	29,972
Pool # CL2553, 4.00%, 2/20/2052	17,169	16,319
Pool # MA7936, 2.50%, 3/20/2052	50,145	44,279
Pool # CM2213, 3.00%, 3/20/2052	7,011	6,434
Pool # 787457, 4.00%, 3/20/2052	21,426	21,034
Pool # CL2574, 4.00%, 3/20/2052	10,230	9,724
Pool # CL2575, 4.00%, 3/20/2052	5,324	5,125
Pool # 787010, 3.50%, 4/20/2052	27,859	26,366
Pool # CM1194, 4.00%, 4/20/2052	12,416	11,802
Pool # MA8148, 3.00%, 7/20/2052	171,304	157,407
Pool # MA8200, 4.00%, 8/20/2052	125,314	121,606
Pool # MA8423, 2.50%, 11/20/2052	34,474	30,483
Pool # CO8957, 5.00%, 12/20/2052	15,063	15,017
Pool # MA8565, 3.00%, 1/20/2053	29,654	27,262
Pool # MA8721, 3.00%, 3/20/2053	103,199	95,020
Pool # MA8796, 3.00%, 4/20/2053	41,162	38,070
Pool # 786842, 4.00%, 4/20/2053	76,577	72,919
Pool # CS4305, 5.50%, 6/20/2053	29,089	29,700
Pool # CS4391, 5.50%, 7/20/2053	34,985	35,721
Pool # MA9166, 3.00%, 9/20/2053	16,838	15,469
Pool # MA9600, 3.00%, 4/20/2054	14,680	13,490
Pool # DL3307, 6.50%, 8/20/2055	28,168	29,586
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	395	384
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	812	780
Pool # 787496, 6.00%, 7/20/2064	35,339	36,189
Pool # 784879, 4.09%, 11/20/2069 (g)	12,018	11,695
Pool # 785137, 3.08%, 8/20/2070 (g)	15,742	14,477
Pool # 785183, 2.94%, 10/20/2070 (g)	31,977	29,449
Pool # 785863, 3.10%, 12/20/2071 (g)	11,988	11,035
Pool # 786556, 4.65%, 1/20/2073 (g)	39,116	38,928
Total Mortgage-Backed Securities (Cost $11,257,712)		11,261,632
Asset-Backed Securities — 10.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.58%, 12/26/2044 (b) (g)	891	877
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	1,291	1,281
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (b)	6,736	6,749
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	2,893	2,865
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,299	5,132
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	5,107	4,914
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡	24,951	25,138
6.33%, 11/15/2035 ‡	5,533	5,588
6.82%, 11/15/2035 ‡	11,451	11,565
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	5,682	5,664
Series 2015-2, Class A, 4.00%, 9/22/2027	14,606	14,381
Series 2016-2, Class A, 3.65%, 6/15/2028	4,092	3,986
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,711	6,548
Series 2017-2, Class A, 3.60%, 10/15/2029	6,636	6,344
Series 2021-1, Class B, 3.95%, 7/11/2030	8,275	8,040
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	6,248	6,294
AMSR Trust
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,716
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,688
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,637
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,830
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,534
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,486
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	1,595	1,564
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	1,799	1,736
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,876
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	48,348	48,787
7.80%, 10/25/2038 ‡	12,886	13,019
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	60,140	61,927
Bridge Trust Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	52,289	51,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	19,923
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	24,200
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	11,068
Series 2025-4, Class C, 4.80%, 8/15/2031	16,570	16,779
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	4,196	4,139
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	6,772	6,622
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	6,843	6,535
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	34,201	34,109
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	27,924	28,331
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	1,688	1,723
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	11,599	11,856
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	14,963	14,492
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,615	5,525
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,859	5,601
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	5,089	5,082
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	17,028
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	16,330	16,477
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (b) (f)	31,755	31,227
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (f)	7,718	7,682
Chase Funding Trust
Series 2003-4, Class 1A5, 4.95%, 5/25/2033 (f)	375	374
Series 2003-6, Class 1A5, 4.85%, 11/25/2034 (f)	469	469
Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (f)	799	800
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,081
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	19,781	19,830
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	42,200
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,053
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.18%, 6/25/2040 (b) (g)	1,129	73
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	3,039	2,974
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,396
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	1,703	1,700
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,765	4,801
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	50,452
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	3,779	3,782
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	4,118	4,138
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	33,557
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	11,799	11,843
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	44,102
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	6,402	6,439
6.95%, 2/15/2034 ‡	65,094	65,817
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	35,480	35,713
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,181
8.30%, 6/15/2034	27,013	27,937
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	41,086
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,386
Credit One 6.47%, 2/25/2029 ‡ (b)	71,500	72,787
Crown Castle Towers LLC 4.24%, 7/15/2028 (b)	10,000	10,027
CVS Pass-Through Trust
6.94%, 1/10/2030	475	495
5.93%, 1/10/2034 (b)	3,325	3,432
Series 2014, 4.16%, 8/11/2036 (b)	906	864
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.54%, 3/25/2034 (g)	33	34
Series 2004-1, Class 3A, 4.35%, 4/25/2034 (g)	220	214
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.69%, 10/25/2034 (g)	19	19
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	21,000	21,145
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,358	4,178
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	41,475	41,861
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 (b)	22,604	22,763
Series 2025-1A, Class A2, 6.75%, 2/28/2045 (b)	58,000	58,713
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	21,825	21,886
Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	16,751	16,929
Series 2024-1A, Class A2, 7.67%, 5/30/2044 (b)	18,321	18,522
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	16,096	16,547
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,358
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	41,938	42,889
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,795
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,558
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	9,883	9,972
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	5,993
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,658
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,442
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	6,153	6,201
Energy Assets 8.11%, 6/26/2044 ‡	19,504	20,078
EQV ABS Issuer LLC 6.90%, 12/15/2040 ‡	23,967	24,326
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	9,562	9,597
Series 2022-3A, Class D, 6.76%, 9/15/2028	29,913	30,227
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,218
Series 2022-5A, Class D, 7.40%, 2/15/2029	10,798	10,930
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,156
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,141
Series 2023-1A, Class D, 6.69%, 6/15/2029	7,876	7,997
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,640
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,605
Series 2025-4A, Class D, 5.23%, 1/15/2032	48,000	48,831
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	3,529	3,563
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	9,840	9,914
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	1,304	1,305
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	2,548	2,559
FirstKey Homes Trust
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	7,141
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,954
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	14,228
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	15,500	15,294
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,212
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (g)	43,050	41,800
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	61,030	59,463
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (g)	108,325	110,311
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,897
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (g)	56,650	56,480
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (b)	49,535	49,659
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	21,970	22,998
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	64,610	66,437
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	27	24
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	11,782	11,863
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,535
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	19,000	19,224
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	22,536
Series 2025-3A, Class C, 4.69%, 5/15/2031 (b)	5,205	5,276
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	8,355	8,414
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	14,936	13,316
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	40,329	40,990
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	58,285	59,198
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	6,398	6,004
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	1,825	1,722
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	8,523	7,881
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	5,271	5,374
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	49,594	49,992
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (b)	1,944	1,946
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,759
Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	17,066	17,513
Grene Energy 11.00%, 3/15/2026 ‡ (b)	5,005	4,699
Grene Energy Senio 11.00%, 1/25/2027 ‡	2,724	2,211
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	5,606	5,320
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	7,085	6,999
HERO Funding II (Cayman Islands) 3.75%, 9/21/2044 ‡	2,541	2,238
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,926	1,827
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	609	586
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	1,268	1,248
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	4,711	4,559
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,428	2,392
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	5,000	5,086
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	4,478	4,531
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,016	51,102
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,355	9,187
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,515	38,356
Hornbeck Offshore 8.90%, 1/1/2044 ‡ (b)	46,544	47,591
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	10,501	10,618
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	99,500	101,102
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	22,127
Jonah 7.80%, 11/10/2037 ‡ (b)	30,154	30,630
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	17,233	17,575
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	39,902	40,472
Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	47,334	47,964
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	20,532	20,577
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (g)	8	— (h)
Series 2014-1, Class A, IO, 1.70%, 10/25/2032 (b) (g)	2,982	69
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (b) (g)	5,598	94
Series 2012-2, Class A, IO, 1.16%, 8/25/2038 (b) (g)	3,966	64
Series 2013-2, Class A, IO, 1.59%, 3/25/2039 (b) (g)	3,186	82
Series 2012-6, Class A, IO, 0.68%, 5/25/2039 ‡ (b) (g)	3,890	44
Series 2014-2, Class A, IO, 3.63%, 4/25/2040 (b) (g)	565	39
Series 2015-2, Class A, IO, 3.36%, 7/25/2041 ‡ (b) (g)	1,822	177
Koda Gnb ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	10,659	10,831
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	20,361	20,697
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	2,062	2,061
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,781
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,325
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 4.54%, 2/25/2034 (g)	360	358
Series 2004-3, Class M1, 4.64%, 7/25/2034 (g)	170	173
LVNV Funding Frn 7.25%, 10/15/2027 ‡ (g)	50,000	50,500
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,456
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	9,997	10,030
Series 2025-1A, Class A, 4.49%, 1/20/2039 (b)	32,295	32,561
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	61,625	61,801
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	21,600	21,690
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	106,650	107,092
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	12,520	12,569
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (g)	30,300	30,300
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	1,798	1,811
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	19,340
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (b)	7,689	7,759
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	16,687	17,049
8.95%, 12/15/2038 ‡	21,761	22,483
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (b)	59,211	59,378
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (f)	549	549
Nexgen, Inc.0.00, 11/16/2033‡ (g)	30,245	30,207
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	12,882	12,702
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	2,967	2,973
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,263
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,619
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,442
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,177
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	6,038	5,934
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,249	2,214
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	10,450	10,511
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	23,150	23,208
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	47,401
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,741
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,638
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	21,016
Piper ABS Issuer LLC 6.05%, 1/15/2046 ‡	16,500	16,500
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	14,138	14,278
Presidio Finance LLC Series 2023-1, Class A1, 7.81%, 12/25/2038 ‡ (b)	12,498	12,763
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	460	461
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,812
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (b) (g)	15,640	14,949
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (g)	17,333	16,445
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,397	7,289
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	46,340
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	11,065
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,797
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	50,315
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	14,203
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	21,142
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (g)	14,285	13,835
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,432
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 (b)	26,463	26,893
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	95,062	97,477
Raisa Funding LLC 7.60%, 6/15/2038 ‡	8,584	8,761
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (b) (g)	1,118	1,117
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	96	23
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	2,447	2,327
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	13,957	14,291
Series 2024-2A, Class A, 5.33%, 11/20/2060 (b)	11,971	11,703
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,708
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	6,218	6,224
Series 2022-4, Class C, 5.00%, 11/15/2029	11,493	11,549
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,403
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-5, Class D, 5.67%, 12/16/2030	95,700	96,529
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,949
Series 2022-7, Class C, 6.69%, 3/17/2031	12,993	13,229
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,399
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,537
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,567
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	21,850	22,305
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,799
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	28,375	28,584
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,331
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (f)	328	287
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	6,299	6,333
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	635
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	989	982
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	3,760	3,833
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	2,062	2,122
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	4,813	4,962
Series 2025-3A, Class B, 4.64%, 8/22/2044 (b)	2,070	2,085
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (g)	95,000	94,881
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (g)	95,000	95,042
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,579
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	5,459	5,561
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	6	5
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	98	16
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,630
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,973
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,719	25,833
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,847
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	10,084
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	1,875	1,875
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	8,511	8,511
Series 2014-1, Class A, 4.00%, 4/11/2026	3,365	3,364
Series 2014-2, Class A, 3.75%, 9/3/2026	5,940	5,928
Series 2019-2, Class B, 3.50%, 5/1/2028	4,306	4,217
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,599	1,566
Series 2016-1, Class A, 3.45%, 7/7/2028	15,166	14,835
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,084	1,054
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,704	8,581
Series 2018-1, Class A, 3.70%, 3/1/2030	5,032	4,847
Series 2019-1, Class AA, 4.15%, 8/25/2031	10,286	10,232
Series 2019-1, Class A, 4.55%, 8/25/2031	9,312	9,138
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,486	5,141
Series 2024-1, Class AA, 5.45%, 2/15/2037	26,370	27,576
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	26,655	27,740
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (b)	29,221	29,435
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (b)	48,000	47,940
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	7,322	7,461
vMobo, Inc. 7.46%, 7/18/2027 ‡	110,554	105,803
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (f)	2,051	2,051
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (b) (f)	7,383	7,389
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (f)	986	987
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (b)	27,000	27,421
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	5,860	5,999
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	10,156	10,283
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	14,657	14,892
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	7,658	7,782
Westlake Automobile Receivables Trust
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	71,110
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,557
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	19,229
Wolf ABS LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	8,112	8,270
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	21,961	23,026
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	37,711	37,711
Total Asset-Backed Securities (Cost $5,584,071)		5,622,967
Collateralized Mortgage Obligations — 4.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,496	1,544
Series 2005-1CB, Class 1A6, IF, IO, 3.31%, 3/25/2035 (g)	447	54
Series 2005-22T1, Class A2, IF, IO, 1.28%, 6/25/2035 (g)	3,262	306
Series 2005-20CB, Class 3A8, IF, IO, 0.96%, 7/25/2035 (g)	2,048	127
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	797	687
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	15
Series 2005-37T1, Class A2, IF, IO, 1.26%, 9/25/2035 (g)	10,437	891
Series 2005-54CB, Class 1A2, IF, IO, 1.06%, 11/25/2035 (g)	2,636	176
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	667	512
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	7
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	281	252
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (g)	1	1
Aml-prop CAP Frn Series 2022-E, 6.45%, 1/25/2027 ‡ (g)	1,357	1,352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (g)	80,000	80,519
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (g)	231	69
Baml PIMCO Frn, 0.00%, 1/30/2027 ‡	9,143	9,143
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	68	49
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	54	54
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	102	94
Series 2005-7, Class 30, PO, 11/25/2035	58	59
Series 2005-8, Class 30, PO, 1/25/2036	22	15
Series 2006-1, Class X, PO, 1/25/2036	27	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (g)	12	11
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	4,779	4,779
Bear Stearns ARM Trust
Series 2003-2, Class A5, 5.73%, 1/25/2033 (b) (g)	316	315
Series 2003-7, Class 3A, 6.83%, 10/25/2033 (g)	11	11
Series 2004-2, Class 14A, 4.47%, 5/25/2034 (g)	161	150
Series 2006-1, Class A1, 5.95%, 2/25/2036 (g)	345	337
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	9,965	9,904
BVRT LLC Series 2025-1, Class C, 3.66%, 5/10/2033 ‡ (b) (g)	13,218	12,657
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	10	7
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	18	14
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (b) (f)	37,151	37,544
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	94,674
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.15%, 6/25/2035 (g)	94	94
Series 2007-A2, Class 1A1, 6.89%, 6/25/2035 (g)	13	13
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-A1, Class 2A1, 5.88%, 2/25/2037 (g)	118	114
Series 2007-A1, Class 9A1, 5.97%, 2/25/2037 (g)	88	87
Series 2007-A1, Class 1A3, 6.56%, 2/25/2037 (g)	31	32
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (g)	3	3
CHL Mortgage Pass-Through Trust
Series 2002-18, PO, 11/25/2032	27	22
Series 2004-3, Class A26, 5.50%, 4/25/2034	83	84
Series 2004-3, Class A4, 5.75%, 4/25/2034	56	57
Series 2004-HYB1, Class 2A, 4.95%, 5/20/2034 (g)	39	38
Series 2004-HYB3, Class 2A, 4.63%, 6/20/2034 (g)	150	143
Series 2004-7, Class 2A1, 5.23%, 6/25/2034 (g)	24	22
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	318	319
Series 2004-HYB6, Class A3, 5.27%, 11/20/2034 (g)	122	118
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	27
Series 2005-16, Class A23, 5.50%, 9/25/2035	39	24
Series 2005-22, Class 2A1, 4.79%, 11/25/2035 (g)	569	471
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	141	131
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (g)	87	84
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.37%, 9/25/2033 (b) (g)	126	126
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (g)	26	25
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (g)	682	680
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	7	5
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	27	26
Series 2005-1, Class 2A1A, 3.12%, 2/25/2035 (g)	109	96
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	273	277
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (g)	298	253
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 7.02%, 1/25/2043 (b) (g)	17,575	18,263
Series 2023-R06, Class 1M2, 6.37%, 7/25/2043 (b) (g)	9,750	10,008
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (g)	260	270
Series 2003-AR15, Class 3A1, 6.56%, 6/25/2033 (g)	26	26
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	121	122
Series 2003-23, Class 1P, PO, 10/25/2033	161	121
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	122	126
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	349	361
Series 2005-9, Class AP, PO, 10/25/2035	24	19
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	631	105
Series 2005-10, Class AP, PO, 11/25/2035	32	23
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,268	3,548
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (g)	23	23
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	1,301	1,308
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (g)	24,107	20,121
Series 2024-2, Class A, 5.18%, 8/1/2054 (b) (g)	48,180	44,459
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	12,394	11,556
Series 2017-4, Class M60C, 3.50%, 6/25/2057	7,600	7,178
Series 2017-4, Class MT, 3.50%, 6/25/2057	23,977	22,398
Series 2018-4, Class MA, 3.50%, 3/25/2058	22,830	22,501
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,506	12,830
Series 2019-1, Class MT, 3.50%, 7/25/2058	32,497	30,008
Series 2019-1, Class M55D, 4.00%, 7/25/2058	17,088	16,492
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-2, Class MA, 3.50%, 8/26/2058	11,588	11,380
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,442	22,791
Series 2019-4, Class MA, 3.00%, 2/25/2059	29,374	27,772
Series 2020-1, Class M55G, 3.00%, 8/25/2059	26,945	24,690
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	14,694
Series 2020-3, Class MT, 2.00%, 5/25/2060	40,540	33,365
Series 2020-3, Class MTU, 2.50%, 5/25/2060	36,951	31,765
Series 2022-1, Class MTU, 3.25%, 11/25/2061	81,430	72,485
Series 2023-1, Class MT, 3.00%, 10/25/2062	52,080	45,021
Series 2024-2, Class MT, 3.50%, 5/25/2064	80,882	73,645
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	787	833
Series R007, Class ZA, 6.00%, 5/15/2036	1,026	1,088
FHLMC, REMIC
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	2	2
Series 1927, Class ZA, 6.50%, 1/15/2027	—	—
Series 1927, Class PH, 7.50%, 1/15/2027	5	5
Series 1963, Class Z, 7.50%, 1/15/2027	2	2
Series 1935, Class FL, 4.47%, 2/15/2027 (g)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	1	1
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	5	5
Series 2019, Class Z, 6.50%, 12/15/2027	6	6
Series 2038, Class PN, IO, 7.00%, 3/15/2028	8	—
Series 2040, Class PE, 7.50%, 3/15/2028	17	17
Series 2054, Class PV, 7.50%, 5/15/2028	5	5
Series 2063, Class PG, 6.50%, 6/15/2028	10	11
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	12	13
Series 2075, Class PM, 6.25%, 8/15/2028	33	34
Series 2075, Class PH, 6.50%, 8/15/2028	31	31
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	13	1
Series 2095, Class PE, 6.00%, 11/15/2028	27	28
Series 2106, Class ZD, 6.00%, 12/15/2028	69	70
Series 2388, Class FB, 4.37%, 1/15/2029 (g)	14	14
Series 2110, Class PG, 6.00%, 1/15/2029	72	73
Series 2125, Class JZ, 6.00%, 2/15/2029	21	22
Series 2126, Class CB, 6.25%, 2/15/2029	31	31
Series 2132, Class SB, IF, 14.10%, 3/15/2029 (g)	2	2
Series 2141, IO, 7.00%, 4/15/2029	1	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2169, Class TB, 7.00%, 6/15/2029	61	63
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2172, Class QC, 7.00%, 7/15/2029	46	47
Series 2176, Class OJ, 7.00%, 8/15/2029	26	27
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	7	7
Series 2204, Class GB, 8.00%, 12/20/2029 (g)	1	—
Series 2208, Class PG, 7.00%, 1/15/2030	53	55
Series 2209, Class TC, 8.00%, 1/15/2030	11	11
Series 2210, Class Z, 8.00%, 1/15/2030	50	52
Series 2224, Class CB, 8.00%, 3/15/2030	12	13
Series 3654, Class DC, 5.00%, 4/15/2030	1,837	1,866
Series 2230, Class Z, 8.00%, 4/15/2030	13	13
Series 2234, Class PZ, 7.50%, 5/15/2030	13	14
Series 2247, Class Z, 7.50%, 8/15/2030	16	17
Series 2256, Class MC, 7.25%, 9/15/2030	19	20
Series 2259, Class ZM, 7.00%, 10/15/2030	46	48
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	45	47
Series 2296, Class PD, 7.00%, 3/15/2031	28	29
Series 2313, Class LA, 6.50%, 5/15/2031	5	5
Series 2325, Class PM, 7.00%, 6/15/2031	16	16
Series 2359, Class ZB, 8.50%, 6/15/2031	48	52
Series 2332, Class ZH, 7.00%, 7/15/2031	53	56
Series 2344, Class ZD, 6.50%, 8/15/2031	291	304
Series 2344, Class ZJ, 6.50%, 8/15/2031	50	52
Series 2345, Class NE, 6.50%, 8/15/2031	36	38
Series 2351, Class PZ, 6.50%, 8/15/2031	28	29
Series 2367, Class ME, 6.50%, 10/15/2031	38	40
Series 2399, Class OH, 6.50%, 1/15/2032	39	41
Series 2399, Class TH, 6.50%, 1/15/2032	51	53
Series 2475, Class S, IF, IO, 4.23%, 2/15/2032 (g)	138	15
Series 2418, Class FO, 4.67%, 2/15/2032 (g)	34	34
Series 2410, Class QX, IF, IO, 4.88%, 2/15/2032 (g)	21	2
Series 2410, Class NG, 6.50%, 2/15/2032	53	56
Series 2420, Class XK, 6.50%, 2/15/2032	58	60
Series 2412, Class SP, IF, 8.55%, 2/15/2032 (g)	75	83
Series 2410, Class QS, IF, 9.69%, 2/15/2032 (g)	76	83
Series 2444, Class ES, IF, IO, 4.18%, 3/15/2032 (g)	55	5
Series 2450, Class SW, IF, IO, 4.23%, 3/15/2032 (g)	36	3
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2423, Class TB, 6.50%, 3/15/2032	48	50
Series 2430, Class WF, 6.50%, 3/15/2032	88	93
Series 2423, Class MC, 7.00%, 3/15/2032	49	51
Series 2423, Class MT, 7.00%, 3/15/2032	56	59
Series 2434, Class ZA, 6.50%, 4/15/2032	101	103
Series 2435, Class CJ, 6.50%, 4/15/2032	116	122
Series 2441, Class GF, 6.50%, 4/15/2032	21	23
Series 2434, Class TC, 7.00%, 4/15/2032	113	119
Series 2436, Class MC, 7.00%, 4/15/2032	17	17
Series 2455, Class GK, 6.50%, 5/15/2032	71	74
Series 2450, Class GZ, 7.00%, 5/15/2032	70	75
Series 2458, Class ZM, 6.50%, 6/15/2032	32	32
Series 2466, Class DH, 6.50%, 6/15/2032	25	26
Series 2466, Class PH, 6.50%, 6/15/2032	89	94
Series 2474, Class NR, 6.50%, 7/15/2032	82	86
Series 2484, Class LZ, 6.50%, 7/15/2032	99	104
Series 3393, Class JO, PO, 9/15/2032	235	216
Series 2500, Class MC, 6.00%, 9/15/2032	66	69
Series 2835, Class QO, PO, 12/15/2032	12	11
Series 2571, Class FY, 4.52%, 12/15/2032 (g)	94	95
Series 2543, Class YX, 6.00%, 12/15/2032	195	204
Series 2544, Class HC, 6.00%, 12/15/2032	56	59
Series 2571, Class SY, IF, 9.55%, 12/15/2032 (g)	55	62
Series 2552, Class ME, 6.00%, 1/15/2033	133	139
Series 2567, Class QD, 6.00%, 2/15/2033	126	132
Series 2575, Class ME, 6.00%, 2/15/2033	536	561
Series 2596, Class QG, 6.00%, 3/15/2033	71	74
Series 2586, Class WI, IO, 6.50%, 3/15/2033	43	5
Series 2631, Class SA, IF, 7.93%, 6/15/2033 (g)	151	160
Series 2642, Class SL, IF, 4.90%, 7/15/2033 (g)	4	4
Series 2653, Class PZ, 5.00%, 7/15/2033	592	608
Series 2692, Class SC, IF, 5.74%, 7/15/2033 (g)	74	80
Series 4238, Class WY, 3.00%, 8/15/2033	1,273	1,241
Series 2671, Class S, IF, 7.84%, 9/15/2033 (g)	45	50
Series 2733, Class SB, IF, 4.61%, 10/15/2033 (g)	1,131	1,136
Series 2780, Class SY, IF, 8.20%, 11/15/2033 (g)	28	32
Series 2722, Class PF, 4.37%, 12/15/2033 (g)	375	376
Series 3920, Class LP, 5.00%, 1/15/2034	606	624
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	88	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3611, PO, 7/15/2034	260	235
Series 3305, Class MG, IF, 5.99%, 7/15/2034 (g)	103	105
Series 2990, Class GO, PO, 2/15/2035	87	77
Series 2929, Class MS, IF, 11.56%, 2/15/2035 (g)	105	116
Series 2968, Class EH, 6.00%, 4/15/2035	2,137	2,214
Series 2981, Class FA, 4.17%, 5/15/2035 (g)	110	110
Series 2988, Class AF, 4.07%, 6/15/2035 (g)	221	219
Series 2990, Class WP, IF, 7.29%, 6/15/2035 (g)	2	2
Series 3014, Class OD, PO, 8/15/2035	21	19
Series 3085, Class WF, 4.57%, 8/15/2035 (g)	132	133
Series 3029, Class SO, PO, 9/15/2035	62	58
Series 3064, Class SG, IF, 7.42%, 11/15/2035 (g)	82	90
Series 3101, Class UZ, 6.00%, 1/15/2036	309	331
Series 3102, Class HS, IF, 10.73%, 1/15/2036 (g)	8	10
Series 3117, Class AO, PO, 2/15/2036	90	83
Series 3117, Class EO, PO, 2/15/2036	68	61
Series 3117, Class OG, PO, 2/15/2036	29	26
Series 3117, Class OK, PO, 2/15/2036	63	56
Series 3122, Class OH, PO, 3/15/2036	55	49
Series 3122, Class OP, PO, 3/15/2036	51	47
Series 3134, PO, 3/15/2036	17	14
Series 3122, Class ZB, 6.00%, 3/15/2036	32	35
Series 3138, PO, 4/15/2036	100	89
Series 3147, PO, 4/15/2036	105	97
Series 3607, Class AO, PO, 4/15/2036	172	150
Series 3607, Class BO, PO, 4/15/2036	315	280
Series 3137, Class XP, 6.00%, 4/15/2036	234	249
Series 3219, Class DI, IO, 6.00%, 4/15/2036	166	27
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,708	1,813
Series 3149, Class SO, PO, 5/15/2036	57	47
Series 3151, PO, 5/15/2036	108	94
Series 3153, Class EO, PO, 5/15/2036	129	113
Series 3233, Class OP, PO, 5/15/2036	24	21
Series 3171, Class MO, PO, 6/15/2036	136	125
Series 3164, Class MG, 6.00%, 6/15/2036	43	46
Series 3523, Class SD, IF, 9.29%, 6/15/2036 (g)	70	74
Series 3179, Class OA, PO, 7/15/2036	55	49
Series 3194, Class SA, IF, IO, 3.33%, 7/15/2036 (g)	36	4
Series 3181, Class AZ, 6.50%, 7/15/2036	198	211
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3195, Class PD, 6.50%, 7/15/2036	99	103
Series 3200, PO, 8/15/2036	103	90
Series 3202, Class HI, IF, IO, 2.88%, 8/15/2036 (g)	1,260	124
Series 3200, Class AY, 5.50%, 8/15/2036	426	444
Series 3645, Class KZ, 5.50%, 8/15/2036	152	158
Series 3213, Class OA, PO, 9/15/2036	58	52
Series 3218, Class AO, PO, 9/15/2036	46	38
Series 3225, Class EO, PO, 10/15/2036	110	94
Series 3232, Class ST, IF, IO, 2.93%, 10/15/2036 (g)	210	17
Series 3704, Class DT, 7.50%, 11/15/2036	1,341	1,451
Series 3256, PO, 12/15/2036	60	51
Series 3704, Class CT, 7.00%, 12/15/2036	2,972	3,203
Series 3704, Class ET, 7.50%, 12/15/2036	1,178	1,302
Series 3261, Class OA, PO, 1/15/2037	64	55
Series 3260, Class CS, IF, IO, 2.37%, 1/15/2037 (g)	107	10
Series 3274, Class JO, PO, 2/15/2037	20	18
Series 3510, Class OD, PO, 2/15/2037	130	116
Series 3275, Class FL, 4.21%, 2/15/2037 (g)	92	91
Series 3274, Class B, 6.00%, 2/15/2037	164	175
Series 3286, PO, 3/15/2037	6	5
Series 3290, Class SB, IF, IO, 2.68%, 3/15/2037 (g)	204	18
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (g)	54	60
Series 3373, Class TO, PO, 4/15/2037	65	57
Series 3302, Class UT, 6.00%, 4/15/2037	162	173
Series 3316, PO, 5/15/2037	109	94
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	616	521
Series 3315, Class HZ, 6.00%, 5/15/2037	129	138
Series 3326, Class JO, PO, 6/15/2037	12	11
Series 3331, PO, 6/15/2037	63	56
Series 3607, Class OP, PO, 7/15/2037	598	520
Series 4032, Class TO, PO, 7/15/2037	844	728
Series 3344, Class SL, IF, IO, 2.83%, 7/15/2037 (g)	123	11
Series 4048, Class FJ, 4.31%, 7/15/2037 (g)	1,250	1,237
Series 3365, PO, 9/15/2037	91	79
Series 3371, Class FA, 4.37%, 9/15/2037 (g)	46	46
Series 3387, Class SA, IF, IO, 2.65%, 11/15/2037 (g)	840	70
Series 3383, Class SA, IF, IO, 2.68%, 11/15/2037 (g)	422	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3404, Class SC, IF, IO, 2.23%, 1/15/2038 (g)	898	89
Series 3422, Class SE, IF, 8.02%, 2/15/2038 (g)	42	47
Series 3423, Class PB, 5.50%, 3/15/2038	770	807
Series 3424, Class PI, IF, IO, 3.03%, 4/15/2038 (g)	463	48
Series 3453, Class B, 5.50%, 5/15/2038	70	73
Series 3455, Class SE, IF, IO, 2.43%, 6/15/2038 (g)	429	50
Series 3461, Class LZ, 6.00%, 6/15/2038	50	54
Series 3461, Class Z, 6.00%, 6/15/2038	925	975
Series 3481, Class SJ, IF, IO, 2.08%, 8/15/2038 (g)	536	53
Series 3895, Class WA, 5.60%, 10/15/2038 (g)	192	201
Series 3501, Class CB, 5.50%, 1/15/2039	444	463
Series 3511, Class SA, IF, IO, 2.23%, 2/15/2039 (g)	236	20
Series 3546, Class A, 6.07%, 2/15/2039 (g)	175	178
Series 3531, Class SM, IF, IO, 2.33%, 5/15/2039 (g)	41	3
Series 3531, Class SA, IF, IO, 2.53%, 5/15/2039 (g)	347	32
Series 3549, Class FA, 4.97%, 7/15/2039 (g)	40	41
Series 3607, Class TO, PO, 10/15/2039	300	257
Series 3608, Class SC, IF, IO, 2.48%, 12/15/2039 (g)	196	11
Series 3621, Class BO, PO, 1/15/2040	289	255
Series 3802, Class LS, IF, IO, 2.07%, 1/15/2040 (g)	1,247	117
Series 3632, Class BS, IF, 4.92%, 2/15/2040 (g)	703	715
Series 3740, Class SB, IF, IO, 2.23%, 10/15/2040 (g)	664	63
Series 3740, Class SC, IF, IO, 2.23%, 10/15/2040 (g)	648	73
Series 3779, Class GZ, 4.50%, 12/15/2040	5,149	5,221
Series 3779, Class Z, 4.50%, 12/15/2040	14,574	14,761
Series 3860, Class PZ, 5.00%, 5/15/2041	8,257	8,542
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	453	439
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	1,282	1,276
Series 4048, Class FB, 4.17%, 10/15/2041 (g)	995	993
Series 3957, Class B, 4.00%, 11/15/2041	830	826
Series 3966, Class NA, 4.00%, 12/15/2041	744	744
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4012, Class FN, 4.27%, 3/15/2042 (g)	2,283	2,274
Series 4077, Class FB, 4.27%, 7/15/2042 (g)	1,066	1,060
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,637
Series 4257, Class DZ, 2.50%, 10/15/2043	6,663	6,021
Series 3688, Class GT, 7.47%, 11/15/2046 (g)	1,390	1,495
Series 4809, Class ZM, 4.00%, 7/15/2048	18,536	17,962
Series 4837, Class ZB, 4.00%, 10/15/2048	6,322	6,108
Series 5008, Class LB, 1.50%, 8/25/2050	18,522	15,372
Series 5190, Class PH, 2.50%, 2/25/2052	16,851	15,849
Series 5354, PO, 10/25/2053	5,260	3,978
FHLMC, STRIPS
Series 197, PO, 4/1/2028	45	44
Series 233, Class 11, IO, 5.00%, 9/15/2035	309	47
Series 233, Class 12, IO, 5.00%, 9/15/2035	259	35
Series 233, Class 13, IO, 5.00%, 9/15/2035	472	66
Series 239, Class S30, IF, IO, 3.93%, 8/15/2036 (g)	958	123
Series 262, Class 35, 3.50%, 7/15/2042	10,661	10,195
Series 264, Class F1, 4.32%, 7/15/2042 (g)	4,117	4,102
Series 270, Class F1, 4.27%, 8/15/2042 (g)	1,457	1,448
Series 299, Class 300, 3.00%, 1/15/2043	751	702
Series 310, PO, 9/15/2043	2,538	2,010
Series 406, PO, 10/25/2053	39,298	35,105
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (g)	249	234
Series T-48, Class 1A, 4.30%, 7/25/2033 (g)	696	681
Series T-76, Class 2A, 2.12%, 10/25/2037 (g)	4,565	4,235
Series T-42, Class A5, 7.50%, 2/25/2042	1,007	1,098
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	224	230
Series T-54, Class 2A, 6.50%, 2/25/2043	1,297	1,318
Series T-54, Class 3A, 7.00%, 2/25/2043	417	440
Series T-56, Class A5, 5.23%, 5/25/2043	2,661	2,590
Series T-57, Class 1AP, PO, 7/25/2043	83	51
Series T-57, Class 1A3, 7.50%, 7/25/2043	237	259
Series T-58, Class A, PO, 9/25/2043	81	67
Series T-58, Class 4A, 7.50%, 9/25/2043	1,223	1,284
Series T-59, Class 1AP, PO, 10/25/2043	98	51
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,207	1,280
Series T-62, Class 1A1, 5.12%, 10/25/2044 (g)	1,261	1,169
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	401	174
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-FA4, Class 1A2, IF, IO, 1.86%, 8/25/2037 (g)	4,454	410
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	143	128
Series 2007-42, Class AO, PO, 5/25/2037	7	6
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	711	750
Series 2003-W8, Class 3F1, 4.18%, 5/25/2042 (g)	93	93
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	204	207
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	346	363
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,136	1,141
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	408	422
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	443	459
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	88	92
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	69	71
Series 2004-W15, Class 2AF, 4.03%, 8/25/2044 (g)	290	288
Series 2005-W3, Class 2AF, 4.00%, 3/25/2045 (g)	2,383	2,363
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	108	111
Series 2006-W2, Class 2A, 5.75%, 11/25/2045 (g)	315	324
Series 2006-W2, Class 1AF1, 4.00%, 2/25/2046 (g)	1,042	1,031
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,697	84,550
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (g)	204	211
Series 2001-T3, Class A1, 7.50%, 11/25/2040	339	341
Series 2002-T4, Class A1, 6.50%, 12/25/2041	3,882	4,025
Series 2002-T16, Class A2, 7.00%, 7/25/2042	494	528
Series 2004-T2, Class 2A, 5.49%, 7/25/2043 (g)	241	245
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	596	602
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	61	63
Series 2004-T3, Class PT1, 8.93%, 1/25/2044 (g)	87	94
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,172	1,204
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	506	523
FNMA, REMIC
Series 2006-94, Class GK, IF, 14.34%, 10/25/2026 (g)	1	1
Series 1996-48, Class Z, 7.00%, 11/25/2026	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	3	3
Series 1997-32, Class PG, 6.50%, 4/25/2027	—	—
Series 1997-39, Class PD, 7.50%, 5/20/2027	10	10
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 2008-55, Class S, IF, IO, 3.82%, 7/25/2028 (g)	122	3
Series 1999-17, Class C, 6.35%, 4/25/2029	5	5
Series 1999-62, Class PB, 7.50%, 12/18/2029	4	5
Series 2000-2, Class ZE, 7.50%, 2/25/2030	38	39
Series 2000-52, IO, 8.50%, 1/25/2031	4	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,494	1,477
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	61	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	28	29
Series 2001-36, Class DE, 7.00%, 8/25/2031	69	72
Series 2001-49, Class Z, 6.50%, 9/25/2031	19	20
Series 2001-44, Class MY, 7.00%, 9/25/2031	78	82
Series 2001-44, Class PD, 7.00%, 9/25/2031	10	11
Series 2001-44, Class PU, 7.00%, 9/25/2031	13	14
Series 2001-60, Class QS, IF, 11.26%, 9/25/2031 (g)	36	43
Series 2001-52, Class KB, 6.50%, 10/25/2031	13	14
Series 2003-52, Class SX, IF, 11.60%, 10/25/2031 (g)	24	28
Series 2001-60, Class PX, 6.00%, 11/25/2031	102	105
Series 2001-61, Class Z, 7.00%, 11/25/2031	115	120
Series 2004-74, Class SW, IF, 7.95%, 11/25/2031 (g)	35	37
Series 2001-72, Class SX, IF, 8.66%, 12/25/2031 (g)	2	2
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, IF, 12.90%, 2/25/2032 (g)	11	13
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	49	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	3
Series 2002-15, Class ZA, 6.00%, 4/25/2032	263	273
Series 2002-21, Class PE, 6.50%, 4/25/2032	46	48
Series 2002-28, Class PK, 6.50%, 5/25/2032	93	97
Series 2002-37, Class Z, 6.50%, 6/25/2032	45	47
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	102	5
Series 2002-48, Class GH, 6.50%, 8/25/2032	107	112
Series 2002-71, Class AP, 5.00%, 11/25/2032	10	10
Series 2011-39, Class ZA, 6.00%, 11/25/2032	871	912
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	33	35
Series 2004-61, Class SH, IF, 8.87%, 11/25/2032 (g)	12	13
Series 2004-59, Class BG, PO, 12/25/2032	23	21
Series 2002-78, Class Z, 5.50%, 12/25/2032	247	256
Series 2002-77, Class S, IF, 7.55%, 12/25/2032 (g)	19	19
Series 2003-9, Class NZ, 6.50%, 2/25/2033	52	55
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	8	—
Series 2003-22, Class UD, 4.00%, 4/25/2033	498	497
Series 2003-35, Class EA, PO, 5/25/2033	15	14
Series 2003-42, Class GB, 4.00%, 5/25/2033	36	36
Series 2003-34, Class AX, 6.00%, 5/25/2033	78	82
Series 2003-34, Class ED, 6.00%, 5/25/2033	331	345
Series 2003-34, Class GE, 6.00%, 5/25/2033	216	226
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	19	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	184	23
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	364	24
Series 2003-47, Class PE, 5.75%, 6/25/2033	146	153
Series 2003-64, Class SX, IF, 4.26%, 7/25/2033 (g)	51	51
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.41%, 8/25/2033 (g)	264	254
Series 2003-74, Class SH, IF, 3.36%, 8/25/2033 (g)	41	37
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	591	66
Series 2003-73, Class HC, 5.50%, 8/25/2033	223	233
Series 2003-91, Class SD, IF, 6.20%, 9/25/2033 (g)	34	36
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-100, Class WB, 3.00%, 10/25/2033	3,867	3,770
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,636	1,708
Series 2003-116, Class SB, IF, IO, 3.82%, 11/25/2033 (g)	213	18
Series 2006-44, Class P, PO, 12/25/2033	230	205
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,324	1,393
Series 2004-87, Class F, 4.53%, 1/25/2034 (g)	293	295
Series 2003-130, Class SX, IF, 5.85%, 1/25/2034 (g)	2	2
Series 2004-17, Class H, 5.50%, 4/25/2034	552	574
Series 2004-25, Class SA, IF, 9.13%, 4/25/2034 (g)	63	69
Series 2004-36, Class FA, 4.18%, 5/25/2034 (g)	428	427
Series 2004-46, Class SK, IF, 6.10%, 5/25/2034 (g)	14	16
Series 2004-46, Class QB, IF, 8.87%, 5/25/2034 (g)	42	46
Series 2004-36, Class SA, IF, 9.13%, 5/25/2034 (g)	183	206
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,048	1,097
Series 2004-51, Class SY, IF, 6.68%, 7/25/2034 (g)	31	32
Series 2005-25, Class PF, 4.13%, 4/25/2035 (g)	258	257
Series 2005-42, Class PS, IF, 7.55%, 5/25/2035 (g)	5	5
Series 2005-59, Class SU, IF, 6.59%, 6/25/2035 (g)	79	90
Series 2005-56, Class S, IF, IO, 2.93%, 7/25/2035 (g)	163	12
Series 2005-66, Class SG, IF, 7.92%, 7/25/2035 (g)	79	88
Series 2005-68, Class PG, 5.50%, 8/25/2035	166	171
Series 2005-73, Class ZB, 5.50%, 8/25/2035	1,897	1,981
Series 2005-73, Class PS, IF, 7.25%, 8/25/2035 (g)	60	63
Series 2005-72, Class SB, IF, 7.42%, 8/25/2035 (g)	33	35
Series 2005-75, Class SV, IF, 9.07%, 9/25/2035 (g)	10	12
Series 2010-39, Class OT, PO, 10/25/2035	52	46
Series 2005-84, Class XM, 5.75%, 10/25/2035	106	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-90, Class ES, IF, 7.42%, 10/25/2035 (g)	57	61
Series 2005-106, Class US, IF, 10.70%, 11/25/2035 (g)	147	155
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,263	1,315
Series 2005-109, Class PC, 6.00%, 12/25/2035	12	13
Series 2006-16, Class OA, PO, 3/25/2036	35	31
Series 2006-8, Class WQ, PO, 3/25/2036	472	401
Series 2006-8, Class WN, IF, IO, 2.92%, 3/25/2036 (g)	1,730	171
Series 2006-12, Class BZ, 5.50%, 3/25/2036	475	499
Series 2006-16, Class HZ, 5.50%, 3/25/2036	127	132
Series 2006-8, Class JZ, 5.50%, 3/25/2036	603	626
Series 2006-11, Class PS, IF, 10.70%, 3/25/2036 (g)	50	61
Series 2006-22, Class AO, PO, 4/25/2036	135	122
Series 2006-23, Class KO, PO, 4/25/2036	31	29
Series 2006-27, Class OH, PO, 4/25/2036	52	46
Series 2006-23, Class FK, 4.03%, 4/25/2036 (g)	303	301
Series 2006-33, Class LS, IF, 13.13%, 5/25/2036 (g)	40	49
Series 2006-43, PO, 6/25/2036	40	37
Series 2006-43, Class DO, PO, 6/25/2036	128	114
Series 2006-44, Class GO, PO, 6/25/2036	80	72
Series 2006-50, Class JO, PO, 6/25/2036	267	235
Series 2006-50, Class PS, PO, 6/25/2036	332	303
Series 2006-53, Class US, IF, IO, 2.80%, 6/25/2036 (g)	323	26
Series 2006-46, Class FW, 4.18%, 6/25/2036 (g)	80	80
Series 2006-46, Class SW, IF, 10.33%, 6/25/2036 (g)	13	15
Series 2006-58, PO, 7/25/2036	50	44
Series 2006-58, Class AP, PO, 7/25/2036	28	23
Series 2006-65, Class QO, PO, 7/25/2036	91	79
Series 2006-58, Class IG, IF, IO, 2.74%, 7/25/2036 (g)	91	8
Series 2006-56, Class FC, 4.07%, 7/25/2036 (g)	655	652
Series 2006-58, Class FL, 4.24%, 7/25/2036 (g)	81	80
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,059	1,123
Series 2006-63, Class ZH, 6.50%, 7/25/2036	470	509
Series 2011-19, Class ZY, 6.50%, 7/25/2036	622	674
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-60, Class AK, IF, 13.67%, 7/25/2036 (g)	49	57
Series 2006-62, Class PS, IF, 17.21%, 7/25/2036 (g)	35	50
Series 2006-72, Class TO, PO, 8/25/2036	28	24
Series 2006-79, Class DO, PO, 8/25/2036	60	52
Series 2006-79, Class OP, PO, 8/25/2036	102	86
Series 2007-7, Class SG, IF, IO, 2.72%, 8/25/2036 (g)	807	84
Series 2006-79, Class DF, 4.13%, 8/25/2036 (g)	255	254
Series 2006-77, Class PC, 6.50%, 8/25/2036	138	143
Series 2006-78, Class BZ, 6.50%, 8/25/2036	69	74
Series 2006-86, Class OB, PO, 9/25/2036	100	87
Series 2006-90, Class AO, PO, 9/25/2036	45	41
Series 2008-42, Class AO, PO, 9/25/2036	41	36
Series 2006-85, Class MZ, 6.50%, 9/25/2036	23	25
Series 2009-19, Class PW, 4.50%, 10/25/2036	421	427
Series 2006-95, Class SG, IF, 11.07%, 10/25/2036 (g)	52	66
Series 2006-109, PO, 11/25/2036	29	26
Series 2006-110, PO, 11/25/2036	134	118
Series 2006-111, Class EO, PO, 11/25/2036	78	65
Series 2006-115, Class OK, PO, 12/25/2036	76	62
Series 2006-119, PO, 12/25/2036	45	40
Series 2006-117, Class GS, IF, IO, 2.87%, 12/25/2036 (g)	382	38
Series 2006-118, Class A1, 3.87%, 12/25/2036 (g)	161	157
Series 2006-118, Class A2, 3.87%, 12/25/2036 (g)	705	693
Series 2006-115, Class ES, IF, 11.43%, 12/25/2036 (g)	6	7
Series 2006-128, PO, 1/25/2037	92	81
Series 2009-70, Class CO, PO, 1/25/2037	271	226
Series 2006-128, Class BP, 5.50%, 1/25/2037	13	13
Series 2007-10, Class FD, 4.03%, 2/25/2037 (g)	91	91
Series 2007-1, Class SD, IF, 16.31%, 2/25/2037 (g)	73	128
Series 2007-14, Class OP, PO, 3/25/2037	65	58
Series 2007-22, Class SC, IF, IO, 2.30%, 3/25/2037 (g)	3	—
Series 2007-14, Class ES, IF, IO, 2.66%, 3/25/2037 (g)	577	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-77, Class FG, 4.28%, 3/25/2037 (g)	161	161
Series 2007-16, Class FC, 4.53%, 3/25/2037 (g)	108	109
Series 2009-63, Class P, 5.00%, 3/25/2037	9	9
Series 2007-18, Class MZ, 6.00%, 3/25/2037	202	215
Series 2007-28, Class EO, PO, 4/25/2037	212	187
Series 2007-35, Class SI, IF, IO, 2.32%, 4/25/2037 (g)	215	11
Series 2007-29, Class SG, IF, 10.06%, 4/25/2037 (g)	122	139
Series 2007-43, Class FL, 4.08%, 5/25/2037 (g)	134	133
Series 2007-42, Class B, 6.00%, 5/25/2037	367	391
Series 2007-92, Class YS, IF, IO, 2.00%, 6/25/2037 (g)	109	9
Series 2007-53, Class SH, IF, IO, 2.32%, 6/25/2037 (g)	447	38
Series 2007-54, Class WI, IF, IO, 2.32%, 6/25/2037 (g)	105	11
Series 2007-98, Class FB, 4.23%, 6/25/2037 (g)	65	64
Series 2007-92, Class YA, 6.50%, 6/25/2037	66	70
Series 2007-67, PO, 7/25/2037	158	143
Series 2007-72, Class EK, IF, IO, 2.62%, 7/25/2037 (g)	1,159	131
Series 2007-65, Class KI, IF, IO, 2.84%, 7/25/2037 (g)	384	39
Series 2007-60, Class AX, IF, IO, 3.37%, 7/25/2037 (g)	1,653	228
Series 2007-97, Class FC, 4.28%, 7/25/2037 (g)	104	104
Series 2007-70, Class Z, 5.50%, 7/25/2037	411	431
Series 2007-62, Class SE, IF, 7.05%, 7/25/2037 (g)	88	97
Series 2007-76, Class AZ, 5.50%, 8/25/2037	50	52
Series 2007-76, Class ZG, 6.00%, 8/25/2037	103	107
Series 2007-78, Class CB, 6.00%, 8/25/2037	41	43
Series 2007-78, Class PE, 6.00%, 8/25/2037	86	92
Series 2007-81, Class GE, 6.00%, 8/25/2037	183	195
Series 2007-79, Class SB, IF, 10.15%, 8/25/2037 (g)	118	142
Series 2007-88, Class VI, IF, IO, 2.76%, 9/25/2037 (g)	544	47
Series 2007-85, Class SL, IF, 6.70%, 9/25/2037 (g)	27	29
Series 2009-86, Class OT, PO, 10/25/2037	1,371	1,193
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-100, Class SM, IF, IO, 2.67%, 10/25/2037 (g)	374	41
Series 2007-91, Class ES, IF, IO, 2.68%, 10/25/2037 (g)	608	66
Series 2007-108, Class SA, IF, IO, 2.58%, 12/25/2037 (g)	23	2
Series 2007-109, Class AI, IF, IO, 2.62%, 12/25/2037 (g)	498	44
Series 2007-112, Class SA, IF, IO, 2.67%, 12/25/2037 (g)	584	77
Series 2007-112, Class MJ, 6.50%, 12/25/2037	431	459
Series 2007-116, Class HI, IO, 1.88%, 1/25/2038 (g)	814	54
Series 2008-1, Class BI, IF, IO, 2.13%, 2/25/2038 (g)	461	38
Series 2008-4, Class SD, IF, IO, 2.22%, 2/25/2038 (g)	1,299	129
Series 2008-16, Class IS, IF, IO, 2.42%, 3/25/2038 (g)	168	14
Series 2008-10, Class XI, IF, IO, 2.45%, 3/25/2038 (g)	196	18
Series 2008-20, Class SA, IF, IO, 3.21%, 3/25/2038 (g)	180	20
Series 2008-18, Class FA, 4.68%, 3/25/2038 (g)	102	104
Series 2008-18, Class SP, IF, 6.44%, 3/25/2038 (g)	79	79
Series 2008-32, Class SA, IF, IO, 3.07%, 4/25/2038 (g)	101	9
Series 2008-27, Class SN, IF, IO, 3.12%, 4/25/2038 (g)	215	23
Series 2008-28, Class QS, IF, 9.35%, 4/25/2038 (g)	68	80
Series 2008-44, PO, 5/25/2038	7	7
Series 2008-46, Class HI, IO, 1.97%, 6/25/2038 (g)	190	12
Series 2008-53, Class CI, IF, IO, 3.42%, 7/25/2038 (g)	99	10
Series 2008-56, Class AC, 5.00%, 7/25/2038	106	108
Series 2008-60, Class JC, 5.00%, 7/25/2038	139	144
Series 2011-47, Class ZA, 5.50%, 7/25/2038	489	508
Series 2008-80, Class SA, IF, IO, 2.07%, 9/25/2038 (g)	432	39
Series 2008-81, Class SB, IF, IO, 2.07%, 9/25/2038 (g)	464	36
Series 2009-6, Class GS, IF, IO, 2.77%, 2/25/2039 (g)	271	23
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-4, Class BD, 4.50%, 2/25/2039	4	3
Series 2009-17, Class QS, IF, IO, 2.87%, 3/25/2039 (g)	100	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	200	28
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	6
Series 2009-59, Class HB, 5.00%, 8/25/2039	824	844
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,039	1,104
Series 2009-65, Class MT, 5.00%, 9/25/2039	68	70
Series 2009-69, Class WA, 5.96%, 9/25/2039 (g)	215	219
Series 2009-84, Class WS, IF, IO, 2.12%, 10/25/2039 (g)	135	11
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	529	86
Series 2009-99, Class SC, IF, IO, 2.40%, 12/25/2039 (g)	169	13
Series 2009-99, Class WA, 6.33%, 12/25/2039 (g)	466	478
Series 2009-103, Class MB, 6.55%, 12/25/2039 (g)	448	452
Series 2009-113, Class AO, PO, 1/25/2040	114	96
Series 2009-112, Class ST, IF, IO, 2.47%, 1/25/2040 (g)	363	39
Series 2010-1, Class WA, 6.27%, 2/25/2040 (g)	100	102
Series 2010-49, Class SC, IF, 5.10%, 3/25/2040 (g)	554	562
Series 2010-16, Class WB, 6.09%, 3/25/2040 (g)	498	507
Series 2010-16, Class WA, 6.44%, 3/25/2040 (g)	321	329
Series 2010-35, Class SB, IF, IO, 2.64%, 4/25/2040 (g)	229	16
Series 2010-40, Class FJ, 4.38%, 4/25/2040 (g)	18	18
Series 2010-35, Class SJ, IF, 5.06%, 4/25/2040 (g)	302	309
Series 2010-42, Class S, IF, IO, 2.62%, 5/25/2040 (g)	149	13
Series 2010-43, Class FD, 4.38%, 5/25/2040 (g)	150	150
Series 2010-63, Class AP, PO, 6/25/2040	186	165
Series 2010-64, Class DM, 5.00%, 6/25/2040	696	709
Series 2010-58, Class MB, 5.50%, 6/25/2040	1,686	1,728
Series 2010-71, Class HJ, 5.50%, 7/25/2040	708	738
Series 2010-102, Class PN, 5.00%, 9/25/2040	518	533
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,657	2,794
Series 2010-125, Class SA, IF, IO, 0.66%, 11/25/2040 (g)	1,050	52
Series 2010-147, Class SA, IF, IO, 2.75%, 1/25/2041 (g)	1,931	230
Series 2011-30, Class LS, IO, 1.96%, 4/25/2041 (g)	1,231	94
Series 2011-149, Class EF, 4.28%, 7/25/2041 (g)	70	70
Series 2011-75, Class FA, 4.33%, 8/25/2041 (g)	142	142
Series 2011-149, Class MF, 4.28%, 11/25/2041 (g)	333	332
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,990	2,147
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,512	2,695
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,262	2,445
Series 2012-99, Class FA, 4.23%, 9/25/2042 (g)	736	729
Series 2012-101, Class FC, 4.28%, 9/25/2042 (g)	444	442
Series 2012-97, Class FB, 4.28%, 9/25/2042 (g)	1,421	1,413
Series 2012-108, Class F, 4.28%, 10/25/2042 (g)	1,118	1,111
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,272	4,117
Series 2013-81, Class TA, 3.00%, 2/25/2043	848	842
Series 2013-4, Class AJ, 3.50%, 2/25/2043	791	765
Series 2013-92, PO, 9/25/2043	3,051	2,422
Series 2013-101, Class DO, PO, 10/25/2043	2,772	2,076
Series 2013-128, PO, 12/25/2043	4,793	3,716
Series 2013-135, PO, 1/25/2044	1,683	1,297
Series 2014-29, Class PS, IF, IO, 2.27%, 5/25/2044 (g)	1,575	183
Series 2018-42, Class B, 3.00%, 6/25/2048	27,571	25,443
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,029	972
Series 2018-94, Class DZ, 4.00%, 1/25/2049	8,718	8,441
Series 2010-103, Class SB, IF, IO, 2.32%, 11/25/2049 (g)	314	29
Series 2020-90, Class PE, 2.00%, 12/25/2050	9,911	8,157
Series 2011-2, Class WA, 5.80%, 2/25/2051 (g)	186	195
Series 2011-58, Class WA, 5.51%, 7/25/2051 (g)	152	151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-40, PO, 9/25/2053	12,679	10,847
Series 2025-18, Class MA, 0.50%, 9/25/2054	138,061	118,535
Series 2025-31, Class MA, 0.50%, 9/25/2054	8,703	7,422
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,242	1,287
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	92	94
Series 2007-W5, PO, 6/25/2037	78	64
Series 2007-W7, Class 1A4, IF, 16.49%, 7/25/2037 (g)	52	73
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	7,359	7,414
Series 2003-W4, Class 2A, 5.02%, 10/25/2042 (g)	50	51
Series 2003-W1, Class 1A1, 4.68%, 12/25/2042 (g)	367	371
Series 2003-W1, Class 2A, 5.04%, 12/25/2042 (g)	106	107
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	315	331
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	535	560
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	246	254
Series 2007-W10, Class 2A, 6.12%, 8/25/2047 (g)	27	28
Series 2009-W1, Class A, 6.00%, 12/25/2049	712	744
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.58%, 6/27/2036 (g)	1,288	1,301
Series 2007-54, Class FA, 4.18%, 6/25/2037 (g)	645	641
Series 2007-64, Class FB, 4.15%, 7/25/2037 (g)	171	171
Series 2007-106, Class A7, 6.06%, 10/25/2037 (g)	133	136
Series 2002-90, Class A1, 6.50%, 6/25/2042	217	221
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	17	16
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	26	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	113	20
Series 374, Class 5, IO, 5.50%, 8/25/2036	76	11
Series 393, Class 6, IO, 5.50%, 4/25/2037	25	2
Series 383, Class 33, IO, 6.00%, 1/25/2038	80	14
Series 412, Class F2, 4.28%, 8/25/2042 (g)	1,525	1,480
Series 411, Class F1, 4.33%, 8/25/2042 (g)	3,371	3,359
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.04%, 11/25/2046 (g)	1,832	1,817
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.37%, 6/19/2035 (g)	150	148
GNMA
Series 2001-35, Class SA, IF, IO, 4.48%, 8/16/2031 (g)	27	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	161	160
Series 2003-58, Class BE, 6.50%, 1/20/2033	227	227
Series 2003-12, Class SP, IF, IO, 3.92%, 2/20/2033 (g)	51	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	472	471
Series 2003-46, Class MG, 6.50%, 5/20/2033	169	168
Series 2003-52, Class AP, PO, 6/16/2033	88	79
Series 2003-75, Class ZX, 6.00%, 9/16/2033	260	259
Series 2010-41, Class WA, 5.80%, 10/20/2033 (g)	263	271
Series 2003-97, Class SA, IF, IO, 2.78%, 11/16/2033 (g)	71	—
Series 2003-112, Class SA, IF, IO, 2.78%, 12/16/2033 (g)	190	1
Series 2004-28, Class S, IF, 9.28%, 4/16/2034 (g)	83	91
Series 2005-7, Class JM, IF, 8.42%, 5/18/2034 (g)	1	1
Series 2004-46, PO, 6/20/2034	163	139
Series 2004-49, Class Z, 6.00%, 6/20/2034	677	683
Series 2010-103, Class WA, 5.65%, 8/20/2034 (g)	148	152
Series 2004-73, Class JL, IF, IO, 2.78%, 9/16/2034 (g)	697	63
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (g)	71	71
Series 2004-71, Class SB, IF, 10.89%, 9/20/2034 (g)	71	76
Series 2004-89, Class LS, IF, 10.54%, 10/16/2034 (g)	48	48
Series 2004-90, Class SI, IF, IO, 2.32%, 10/20/2034 (g)	957	39
Series 2004-96, Class SC, IF, IO, 2.30%, 11/20/2034 (g)	603	3
Series 2005-3, Class SK, IF, IO, 2.97%, 1/20/2035 (g)	629	27
Series 2005-68, Class DP, IF, 7.34%, 6/17/2035 (g)	125	138
Series 2008-79, Class CS, IF, 3.02%, 6/20/2035 (g)	329	330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	66	6
Series 2005-66, Class SP, IF, 8.25%, 8/16/2035 (g)	40	46
Series 2010-14, Class CO, PO, 8/20/2035	381	327
Series 2005-65, Class SA, IF, 8.40%, 8/20/2035 (g)	27	28
Series 2005-68, Class KI, IF, IO, 2.52%, 9/20/2035 (g)	1,383	122
Series 2005-72, Class AZ, 5.50%, 9/20/2035	237	242
Series 2005-82, PO, 10/20/2035	93	79
Series 2010-14, Class BO, PO, 11/20/2035	137	118
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	135	10
Series 2006-16, Class OP, PO, 3/20/2036	117	99
Series 2006-22, Class AO, PO, 5/20/2036	170	144
Series 2006-34, PO, 7/20/2036	22	19
Series 2006-33, Class Z, 6.50%, 7/20/2036	763	784
Series 2006-38, Class ZK, 6.50%, 8/20/2036	938	936
Series 2006-59, Class SD, IF, IO, 2.92%, 10/20/2036 (g)	248	15
Series 2006-57, Class PZ, 5.56%, 10/20/2036	417	416
Series 2011-22, Class WA, 5.76%, 2/20/2037 (g)	120	124
Series 2007-9, Class CI, IF, IO, 2.42%, 3/20/2037 (g)	467	31
Series 2007-17, Class JO, PO, 4/16/2037	235	195
Series 2007-17, Class JI, IF, IO, 3.04%, 4/16/2037 (g)	605	46
Series 2007-19, Class SD, IF, IO, 2.42%, 4/20/2037 (g)	217	1
Series 2010-129, Class AW, 5.80%, 4/20/2037 (g)	208	215
Series 2007-25, Class FN, 4.07%, 5/16/2037 (g)	206	205
Series 2007-28, Class BO, PO, 5/20/2037	33	28
Series 2007-26, Class SC, IF, IO, 2.42%, 5/20/2037 (g)	407	3
Series 2007-27, Class SD, IF, IO, 2.42%, 5/20/2037 (g)	449	4
Series 2007-35, PO, 6/16/2037	619	513
Series 2007-36, Class HO, PO, 6/16/2037	60	49
Series 2007-36, Class SE, IF, IO, 2.70%, 6/16/2037 (g)	256	2
Series 2007-36, Class SJ, IF, IO, 2.47%, 6/20/2037 (g)	336	2
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-45, Class QA, IF, IO, 2.86%, 7/20/2037 (g)	514	33
Series 2007-40, Class SN, IF, IO, 2.90%, 7/20/2037 (g)	489	12
Series 2007-40, Class SD, IF, IO, 2.97%, 7/20/2037 (g)	358	10
Series 2007-53, Class ES, IF, IO, 2.77%, 9/20/2037 (g)	393	13
Series 2007-53, Class SW, IF, 8.86%, 9/20/2037 (g)	86	93
Series 2008-7, Class SP, IF, 5.84%, 10/20/2037 (g)	61	61
Series 2009-79, Class OK, PO, 11/16/2037	607	513
Series 2007-74, Class SL, IF, IO, 2.77%, 11/16/2037 (g)	467	3
Series 2007-73, Class MI, IF, IO, 2.22%, 11/20/2037 (g)	420	2
Series 2007-76, Class SB, IF, IO, 2.72%, 11/20/2037 (g)	823	5
Series 2007-67, Class SI, IF, IO, 2.73%, 11/20/2037 (g)	435	3
Series 2007-72, Class US, IF, IO, 2.77%, 11/20/2037 (g)	371	2
Series 2008-7, Class SK, IF, 8.60%, 11/20/2037 (g)	43	43
Series 2007-79, Class SY, IF, IO, 2.77%, 12/20/2037 (g)	538	2
Series 2008-1, PO, 1/20/2038	24	20
Series 2015-137, Class WA, 5.55%, 1/20/2038 (g)	1,340	1,400
Series 2009-106, Class ST, IF, IO, 2.22%, 2/20/2038 (g)	3,192	41
Series 2008-17, IO, 5.50%, 2/20/2038	81	—
Series 2008-33, Class XS, IF, IO, 3.93%, 4/16/2038 (g)	242	10
Series 2008-36, Class SH, IF, IO, 2.52%, 4/20/2038 (g)	561	3
Series 2008-40, Class SA, IF, IO, 2.63%, 5/16/2038 (g)	1,318	65
Series 2008-55, Class SA, IF, IO, 2.42%, 6/20/2038 (g)	138	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	281	289
Series 2008-60, Class CS, IF, IO, 2.37%, 7/20/2038 (g)	468	3
Series 2008-71, Class SC, IF, IO, 2.22%, 8/20/2038 (g)	158	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (g)	651	673
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-76, Class US, IF, IO, 2.12%, 9/20/2038 (g)	576	11
Series 2008-81, Class S, IF, IO, 2.42%, 9/20/2038 (g)	1,187	7
Series 2009-25, Class SE, IF, IO, 3.82%, 9/20/2038 (g)	247	4
Series 2011-97, Class WA, 6.07%, 11/20/2038 (g)	288	294
Series 2008-93, Class AS, IF, IO, 1.92%, 12/20/2038 (g)	634	36
Series 2008-96, Class SL, IF, IO, 2.22%, 12/20/2038 (g)	339	3
Series 2008-95, Class DS, IF, IO, 3.52%, 12/20/2038 (g)	1,032	8
Series 2011-163, Class WA, 5.83%, 12/20/2038 (g)	1,365	1,420
Series 2014-6, Class W, 5.27%, 1/20/2039 (g)	1,062	1,104
Series 2009-6, Class SA, IF, IO, 2.33%, 2/16/2039 (g)	262	1
Series 2009-11, Class SC, IF, IO, 2.38%, 2/16/2039 (g)	306	4
Series 2009-10, Class SA, IF, IO, 2.17%, 2/20/2039 (g)	447	33
Series 2009-6, Class SH, IF, IO, 2.26%, 2/20/2039 (g)	275	1
Series 2009-31, Class TS, IF, IO, 2.52%, 3/20/2039 (g)	112	2
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	156	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	347	17
Series 2009-22, Class SA, IF, IO, 2.49%, 4/20/2039 (g)	638	50
Series 2009-35, Class ZB, 5.50%, 5/16/2039	6,118	6,417
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	95	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	130	8
Series 2009-43, Class SA, IF, IO, 2.17%, 6/20/2039 (g)	431	19
Series 2009-42, Class SC, IF, IO, 2.30%, 6/20/2039 (g)	607	50
Series 2009-64, Class SN, IF, IO, 2.33%, 7/16/2039 (g)	431	21
Series 2009-72, Class SM, IF, IO, 2.48%, 8/16/2039 (g)	611	48
Series 2009-81, Class SB, IF, IO, 2.31%, 9/20/2039 (g)	1,190	108
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,599	2,759
Series 2009-106, Class AS, IF, IO, 2.63%, 11/16/2039 (g)	1,016	101
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,759
Series 2015-91, Class W, 5.27%, 5/20/2040 (g)	1,359	1,416
Series 2013-75, Class WA, 5.07%, 6/20/2040 (g)	335	346
Series 2011-137, Class WA, 5.58%, 7/20/2040 (g)	691	725
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,062	1,137
Series 2010-157, Class OP, PO, 12/20/2040	1,402	1,227
Series 2011-75, Class SM, IF, IO, 2.82%, 5/20/2041 (g)	757	51
Series 2013-26, Class AK, 4.70%, 9/20/2041 (g)	849	870
Series 2014-188, Class W, 4.54%, 10/20/2041 (g)	898	915
Series 2012-141, Class WA, 4.52%, 11/16/2041 (g)	1,224	1,235
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,387
Series 2012-141, Class WC, 3.75%, 1/20/2042 (g)	1,004	974
Series 2012-141, Class WB, 4.00%, 9/16/2042 (g)	689	670
Series 2014-41, Class W, 4.59%, 10/20/2042 (g)	978	994
Series 2013-54, Class WA, 4.90%, 11/20/2042 (g)	676	701
Series 2013-91, Class WA, 4.41%, 4/20/2043 (g)	931	912
Series 2019-78, Class SW, IF, IO, 2.32%, 6/20/2049 (g)	5,394	477
Series 2020-123, Class LB, 1.00%, 8/20/2050	9,770	8,300
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (g)	39,143	1,054
Series 2022-9, Class P, 2.00%, 9/20/2051	19,327	17,475
Series 2021-201, Class Z, 3.00%, 11/20/2051	18,277	13,925
Series 2022-114, Class BS, IF, 8.06%, 6/20/2052 (g)	13,036	14,486
Series 2022-133, Class ES, IF, 7.69%, 7/20/2052 (g)	8,132	8,594
Series 2022-121, Class S, IF, 7.86%, 7/20/2052 (g)	10,491	11,559
Series 2024-164, Class AO, PO, 10/20/2054	7,930	6,395
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-105, Class SM, IF, 5.40%, 6/20/2055 (g)	23,080	22,717
Series 2012-H24, Class FA, 4.25%, 3/20/2060 (g)	165	164
Series 2012-H24, Class FG, 4.23%, 4/20/2060 (g)	7	7
Series 2013-H03, Class FA, 4.10%, 8/20/2060 (g)	—	—
Series 2011-H05, Class FB, 4.30%, 12/20/2060 (g)	245	245
Series 2011-H06, Class FA, 4.25%, 2/20/2061 (g)	238	238
Series 2012-H21, Class CF, 4.50%, 5/20/2061 (g)	4	4
Series 2011-H19, Class FA, 4.27%, 8/20/2061 (g)	174	174
Series 2012-H26, Class JA, 4.35%, 10/20/2061 (g)	1	1
Series 2012-H10, Class FA, 4.35%, 12/20/2061 (g)	1,398	1,399
Series 2012-H08, Class FB, 4.40%, 3/20/2062 (g)	400	400
Series 2013-H07, Class MA, 4.35%, 4/20/2062 (g)	—	—
Series 2012-H08, Class FS, 4.50%, 4/20/2062 (g)	1,259	1,264
Series 2012-H15, Class FA, 4.25%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 4.35%, 7/20/2062 (g)	39	39
Series 2012-H18, Class NA, 4.32%, 8/20/2062 (g)	104	104
Series 2012-H28, Class FA, 4.38%, 9/20/2062 (g)	20	20
Series 2012-H29, Class FA, 4.31%, 10/20/2062 (g)	793	793
Series 2012-H24, Class FE, 4.40%, 10/20/2062 (g)	24	24
Series 2013-H02, Class HF, 4.10%, 11/20/2062 (g)	1	1
Series 2023-48, Class W, 3.98%, 12/20/2062 (g)	8,920	8,416
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.12%, 1/20/2063 (g)	787	785
Series 2013-H04, Class SA, 4.22%, 2/20/2063 (g)	465	465
Series 2013-H08, Class FC, 4.25%, 2/20/2063 (g)	486	486
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H07, Class HA, 4.21%, 3/20/2063 (g)	589	588
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.27%, 5/20/2063 (g)	136	136
Series 2013-H14, Class FC, 4.27%, 6/20/2063 (g)	104	104
Series 2014-H01, Class FD, 4.45%, 1/20/2064 (g)	581	583
Series 2014-H05, Class FA, 4.49%, 2/20/2064 (g)	1,541	1,547
Series 2014-H06, Class HB, 4.45%, 3/20/2064 (g)	234	235
Series 2014-H09, Class TA, 4.40%, 4/20/2064 (g)	508	510
Series 2014-H10, Class TA, 4.40%, 4/20/2064 (g)	4,409	4,416
Series 2024-57, Class PT, 4.50%, 4/20/2064	8,929	8,885
Series 2014-H11, Class VA, 4.30%, 6/20/2064 (g)	4,736	4,737
Series 2014-H15, Class FA, 4.30%, 7/20/2064 (g)	4,390	4,391
Series 2014-H17, Class FC, 4.30%, 7/20/2064 (g)	2,562	2,563
Series 2014-H19, Class FE, 4.27%, 9/20/2064 (g)	2,457	2,456
Series 2014-H20, Class LF, 4.40%, 10/20/2064 (g)	2,390	2,391
Series 2015-H02, Class FB, 4.30%, 12/20/2064 (g)	383	383
Series 2015-H03, Class FA, 4.30%, 12/20/2064 (g)	479	479
Series 2015-H05, Class FC, 4.28%, 2/20/2065 (g)	4,720	4,720
Series 2015-H06, Class FA, 4.28%, 2/20/2065 (g)	2,091	2,091
Series 2015-H07, Class ES, 4.42%, 2/20/2065 (g)	1,074	1,074
Series 2015-H08, Class FC, 4.28%, 3/20/2065 (g)	4,928	4,928
Series 2015-H10, Class FC, 4.28%, 4/20/2065 (g)	—	—
Series 2015-H12, Class FA, 4.28%, 5/20/2065 (g)	2,390	2,390
Series 2015-H15, Class FD, 4.24%, 6/20/2065 (g)	1,365	1,364
Series 2015-H15, Class FJ, 4.24%, 6/20/2065 (g)	1,977	1,976
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H18, Class FA, 4.25%, 6/20/2065 (g)	1,349	1,349
Series 2015-H16, Class FG, 4.24%, 7/20/2065 (g)	3,039	3,038
Series 2015-H16, Class FL, 4.24%, 7/20/2065 (g)	2,789	2,787
Series 2015-H20, Class FA, 4.27%, 8/20/2065 (g)	2,309	2,308
Series 2015-H26, Class FG, 4.32%, 10/20/2065 (g)	824	824
Series 2015-H32, Class FH, 4.46%, 12/20/2065 (g)	1,379	1,382
Series 2016-H07, Class FB, 4.55%, 3/20/2066 (g)	1,597	1,603
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (g)	3,278	3,312
Series 2016-H26, Class FC, 4.80%, 12/20/2066 (g)	2,965	2,985
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (g)	15,603	652
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (g)	17,183	447
Series 2018-H09, Class FE, 4.54%, 6/20/2068 (g)	1,203	1,210
Series 2019-H20, Class ID, IO, 1.37%, 12/20/2069 (g)	16,600	1,031
Series 2020-H02, Class MI, IO, 1.30%, 1/20/2070 (g)	35,954	2,154
Series 2020-H05, IO, 1.70%, 3/20/2070 (g)	33,973	1,998
Series 2020-H09, IO, 1.58%, 5/20/2070 (g)	40,182	2,035
Series 2020-H09, Class IC, IO, 1.89%, 5/20/2070 (g)	39,663	2,421
Series 2020-H09, Class CI, IO, 2.06%, 5/20/2070 (g)	37,037	2,499
Series 2020-H11, IO, 1.61%, 6/20/2070 (g)	22,657	1,258
Series 2020-H12, Class IJ, IO, 1.75%, 7/20/2070 (g)	32,134	1,770
Series 2020-H12, Class HI, IO, 2.44%, 7/20/2070 (g)	28,010	2,261
Series 2020-H15, IO, 1.84%, 8/20/2070 (g)	41,108	2,449
Series 2021-H14, Class BF, 5.06%, 9/20/2071 (g)	7,899	8,091
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (g)	29,777	28,213
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (f)	19,023	18,816
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (f)	41,707	41,095
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.19%, 6/25/2034 (b) (g)	220	199
Series 2005-RP2, Class 1AF, 4.14%, 3/25/2035 (b) (g)	390	365
Series 2005-RP3, Class 1AS, IO, 0.42%, 9/25/2035 (b) (g)	2,042	45
Series 2005-RP3, Class 1AF, 4.14%, 9/25/2035 (b) (g)	2,770	2,396
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	22	22
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	142	143
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	127	132
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	82
Series 2005-5F, Class 8A3, 4.29%, 6/25/2035 (g)	58	57
Series 2005-AR6, Class 3A1, 4.49%, 9/25/2035 (g)	18	16
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	305	309
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	14	158
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,391	569
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (f)	24,975	25,082
Impac CMB Trust Series 2005-4, Class 2A1, 4.39%, 5/25/2035 (g)	339	332
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	251	190
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.49%, 5/25/2036 (g)	365	350
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (g)	277	276
Series 2006-A3, Class 6A1, 4.94%, 8/25/2034 (g)	94	93
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (g)	926	943
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (g)	6	6
Series 2005-A1, Class 3A4, 5.31%, 2/25/2035 (g)	120	116
Series 2007-A1, Class 5A1, 5.82%, 7/25/2035 (g)	85	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-A1, Class 5A2, 5.82%, 7/25/2035 (g)	34	34
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (f)	15,299	15,310
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.73%, 4/25/2036 (g)	295	182
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	10	8
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	432
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (f)	41,700	41,780
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (f)	16,785	16,892
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (g)	257	254
Series 2004-3, Class 4A2, 4.23%, 4/25/2034 (g)	100	91
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (g)	47	46
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	59	56
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	560	575
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	101	105
Series 2004-6, Class 30, PO, 7/25/2034	110	88
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	67	66
Series 2004-7, Class 30, PO, 8/25/2034	58	41
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	55	49
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	2	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	37	31
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	115	114
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	52	45
Series 2004-1, Class 30, PO, 2/25/2034	7	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.14%, 5/25/2035 (b) (g)	4,776	2,235
Series 2006-2, Class 1A1, 4.31%, 5/25/2036 (b) (g)	468	390
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	57	43
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.41%, 10/25/2028 (g)	88	83
Series 2003-F, Class A1, 4.43%, 10/25/2028 (g)	68	68
Series 2004-A, Class A1, 4.25%, 4/25/2029 (g)	46	43
Series 2004-C, Class A2, 4.63%, 7/25/2029 (g)	59	59
Series 2003-A5, Class 2A6, 6.11%, 8/25/2033 (g)	63	62
Series 2004-A4, Class A2, 5.11%, 8/25/2034 (g)	139	133
Series 2004-1, Class 2A1, 5.04%, 12/25/2034 (g)	144	135
Series 2005-A2, Class A1, 5.14%, 2/25/2035 (g)	318	288
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (f)	15,610	15,703
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (g)	45	43
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (g)	426	425
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.25%, 6/15/2030 (g)	222	219
Series 2000-TBC3, Class A1, 4.21%, 12/15/2030 (g)	53	52
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	195	172
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (f)	11,960	11,990
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (f)	46,200	46,750
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	66
Series 2003-A1, Class A1, 5.50%, 5/25/2033	11	11
Series 2003-A1, Class A2, 6.00%, 5/25/2033	28	28
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	3,906	3,856
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (g)	17,196	16,649
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	104	105
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (f)	8,033	7,981
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (f)	39,489	39,976
RALI Trust
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (g)	597	304
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	58	47
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	20	11
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	65,976	58,305
Series 2025-2, Class MTU, 3.25%, 6/25/2065	71,480	62,280
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	6,135	6,046
Sequoia Mortgage Trust
Series 2004-8, Class A1, 4.48%, 9/20/2034 (g)	264	234
Series 2004-8, Class A2, 4.76%, 9/20/2034 (g)	227	217
Series 2004-10, Class A1A, 4.40%, 11/20/2034 (g)	104	100
Series 2004-11, Class A1, 4.38%, 12/20/2034 (g)	119	111
Series 2004-12, Class A3, 4.37%, 1/20/2035 (g)	166	166
Starwoood Anoo, 9.75%, 1/16/2027 ‡ (b)	18,439	18,371
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.44%, 10/19/2034 (g)	223	218
Series 2005-AR5, Class A3, 4.28%, 7/19/2035 (g)	741	718
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (f)	624	621
Series 2005-RF3, Class 1A, 4.14%, 6/25/2035 (b) (g)	280	241
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.40%, 11/25/2033 (g)	43	43
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-37A, Class 2A, 5.43%, 12/25/2033 (g)	286	282
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.43%, 9/25/2043 (g)	582	584
Series 2004-4, Class 3A, 5.07%, 12/25/2044 (g)	360	359
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (f)	4,516	4,478
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	85,269	78,558
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,453
United Mortgage Mezz, 8.00%, 2/18/2027 ‡	3,900	3,900
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	13	13
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	67	68
Series 1998-1, Class 2E, 7.00%, 3/15/2028	96	97
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,044	2,992
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 7.04%, 6/25/2033 (g)	19	19
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	106	106
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	142	145
Series 2003-AR7, Class A7, 5.64%, 8/25/2033 (g)	154	151
Series 2003-AR9, Class 1A6, 5.39%, 9/25/2033 (g)	975	960
Series 2003-AR9, Class 2A, 5.69%, 9/25/2033 (g)	82	81
Series 2003-S9, Class P, PO, 10/25/2033	9	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	749	753
Series 2003-AR11, Class A6, 5.76%, 10/25/2033 (g)	488	462
Series 2004-AR3, Class A1, 5.33%, 6/25/2034 (g)	223	214
Series 2004-AR3, Class A2, 5.33%, 6/25/2034 (g)	286	275
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	461	457
Series 2006-AR10, Class 2P, 4.14%, 9/25/2036 (g)	33	31
Series 2006-AR8, Class 1A2, 4.47%, 8/25/2046 (g)	183	173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	21	14
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	237	238
Series 2005-2, Class 2A3, IF, IO, 1.21%, 4/25/2035 (g)	523	30
Series 2005-2, Class 1A4, IF, IO, 1.26%, 4/25/2035 (g)	2,296	130
Series 2005-4, Class CB7, 5.50%, 6/25/2035	730	685
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	800	118
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	126	114
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	62	60
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	8	6
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	77	69
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	34	31
Total Collateralized Mortgage Obligations (Cost $2,309,630)		2,288,749
Commercial Mortgage-Backed Securities — 4.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (g)	21,000	19,688
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (b) (g)	13,399	12,327
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (b)	22,200	21,607
Baml Pimco PIF (United Kingdom) 9.10%, 1/25/2027 ‡	151	151
BAML RCAP Frn 8.00%, 10/25/2027 ‡	63,652	63,652
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (g)	7,700	5,424
BAMLL Re-REMIC Trust
Series 2024-FRR2, Class A, 2.44%, 7/27/2050 ‡ (b) (g)	13,078	12,448
Series 2024-FRR2, Class B, 2.47%, 7/27/2050 ‡ (b) (g)	17,745	16,780
Series 2025-FRR5, Class BK73, 2.04%, 2/27/2051 ‡ (b) (g)	20,476	19,178
Series 2025-FRR5, Class B736, 1.94%, 9/27/2052 ‡ (b) (g)	18,347	18,024
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-FRR5, Class A736, 1.95%, 9/27/2052 ‡ (b) (g)	15,256	15,003
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (b) (g)	170	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,735
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	18,797
Series 2021-FRR1, Class AK58, 2.19%, 9/29/2029 (b) (g)	28,730	28,111
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (g)	573	1
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (g)	53,745	53,033
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (b) (g)	14,851	4
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,411
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	25,890	23,237
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	14,511
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (g)	4,000	3,939
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.27%, 9/25/2043 (b) (g)	17,828	17,890
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K070, Class A2, 3.30%, 11/25/2027 (g)	17,323	17,205
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,615
Series K072, Class AM, 3.50%, 12/25/2027 (g)	19,000	18,905
Series W5FX, Class AFX, 3.34%, 4/25/2028 (g)	21,769	21,564
Series K081, Class A2, 3.90%, 8/25/2028 (g)	1,531	1,539
Series K082, Class AM, 3.92%, 9/25/2028 (g)	12,035	12,092
Series K087, Class A2, 3.77%, 12/25/2028	4,023	4,032
Series K088, Class A2, 3.69%, 1/25/2029	355	355
Series K115, Class XAM, IO, 1.54%, 7/25/2030 (g)	44,581	2,684
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (g)	21,865	1,046
Series K753, Class A2, 4.40%, 10/25/2030	40,970	41,963
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K754, Class AM, 4.94%, 11/25/2030 (g)	18,128	18,948
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	20,340
Series K142, Class A2, 2.40%, 3/25/2032	58,400	53,693
Series K145, Class A2, 2.58%, 5/25/2032	40,795	37,765
Series K146, Class A2, 2.92%, 6/25/2032	27,100	25,566
Series K146, Class AM, 2.92%, 7/25/2032	27,000	25,363
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,494
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	18,419
Series Q013, Class APT2, 1.17%, 5/25/2050 (g)	12,228	11,904
Series K138, Class AM, 1.89%, 1/25/2055	24,220	21,592
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (g)	6,194	6,128
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	25,576	25,394
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	21,251	21,069
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (g)	21,372	21,166
Series 2017-M15, Class A2, 2.97%, 9/25/2027 (g)	7,915	7,833
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (g)	16,837	16,580
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (g)	15,573	15,402
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (g)	54,048	53,295
Series 2018-M8, Class A2, 3.31%, 6/25/2028 (g)	27,752	27,564
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	41,526	41,266
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (g)	40,266	1,431
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (g)	3,542	3,483
Series 2019-M7, Class A2, 3.14%, 4/25/2029	31,715	31,217
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,071	11,809
Series 2020-M5, Class A2, 2.21%, 1/25/2030	38,827	36,804
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (g)	10,210	9,990
Series 2020-M50, Class A2, 1.20%, 10/25/2030	9,680	9,368
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (g)	158,580	5,141
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (g)	28,657	25,634
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (g)	45,000	39,981
Series 2022-M10, Class A2, 1.92%, 1/25/2032 (g)	5,551	4,999
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (g)	48,740	44,058
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (g)	60,253	55,866
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (g)	55,694	55,103
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (g)	10,304	10,529
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (g)	71,540	73,456
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (g)	10,289	10,620
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	109,719
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (g)	108,392	6,458
Series 2022-M5, Class A1, 2.34%, 1/1/2034 (g)	13,817	13,172
Series 2019-M10, Class X, IO, 0.44%, 5/25/2049 (g)	57,043	1,220
FREMF Mortgage Trust
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (g)	5,645	5,379
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (b) (g)	13,500	12,412
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (g)	32,666	28,520
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (g)	9,374	8,823
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (b) (g)	5,000	4,607
Series 2016-K56, Class B, 3.93%, 6/25/2049 (b) (g)	8,451	8,415
Series 2017-K67, Class B, 3.95%, 9/25/2049 (b) (g)	10,500	10,441
Series 2017-K63, Class B, 3.88%, 2/25/2050 (b) (g)	20,000	19,856
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (g)	6,000	5,831
Series 2019-K90, Class B, 4.32%, 2/25/2052 (b) (g)	8,500	8,518
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (g)	8,000	7,955
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (g)	10,000	9,905
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	15,806
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,347	5,519
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (g)	742	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,430
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 5.88%, 4/15/2038 (b) (g)	215	215
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,318
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	61,506
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.67%, 11/25/2053 (b) (g)	39,271	40,362
Series 2024-01, Class M7, 6.42%, 7/25/2054 (b) (g)	7,361	7,447
P4 SFR Series 2019-STL A, 7.25%, 10/11/2026 ‡	31,509	31,194
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (b) (g)	26,545	26,487
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (b) (g)	6,865	6,863
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (f)	116,769	116,803
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	34,671
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	47,816
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (b)	10,792	10,864
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	19,427	16,901
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	61,111
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (g)	23	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (g)	2,283	2,055
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (g)	25,880	26,856
Total Commercial Mortgage-Backed Securities (Cost $2,278,421)		2,242,676
Foreign Government Securities — 0.8%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	94,917	96,815
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	4,399	2,872
Republic of Chile 2.55%, 1/27/2032	9,568	8,664
Republic of Panama 5.23%, 2/23/2034	23,875	23,860
Republic of Peru 5.63%, 11/18/2050	737	733
Republic of Poland 5.50%, 3/18/2054	18,163	17,775
United Mexican States
6.00%, 5/13/2030	19,624	20,644
2.66%, 5/24/2031	20,674	18,627
5.85%, 7/2/2032	33,567	34,910
5.63%, 2/9/2034	12,894	13,028
3.50%, 2/12/2034	6,211	5,438
5.63%, 9/22/2035	56,562	56,435
6.00%, 5/7/2036	8,056	8,267
6.88%, 5/13/2037	29,236	31,663
6.63%, 1/29/2038	22,624	23,914
4.75%, 3/8/2044	3,906	3,261
4.60%, 1/23/2046	15,089	12,056
4.35%, 1/15/2047	4,228	3,247
4.60%, 2/10/2048	1,928	1,515
4.40%, 2/12/2052	14,965	11,164
6.34%, 5/4/2053	4,796	4,652
3.77%, 5/24/2061	11,682	7,313
5.75%, 10/12/2110	5,118	4,347
Total Foreign Government Securities (Cost $423,147)		411,200
U.S. Government Agency Securities — 0.3%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	19,837
FHLB
1.87%, 2/8/2036	32,500	26,212
1.93%, 2/11/2036	40,000	32,124
Resolution Funding Corp. STRIPS
DN, 3.60%, 1/15/2030 (a)	30,700	26,709
DN, 3.20%, 4/15/2030 (a)	26,456	22,794
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	36,261
5.50%, 6/15/2038	493	549
4.63%, 9/15/2060	4,157	3,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.25%, 9/15/2065	2,604	2,236
Tennessee Valley Authority STRIPS
DN, 7.00%, 7/15/2028 (a)	3,119	2,874
DN, 4.39%, 12/15/2028 (a)	3,500	3,175
DN, 6.13%, 6/15/2035 (a)	2,242	1,516
Total U.S. Government Agency Securities (Cost $182,256)		178,147
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,530	2,767
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,013
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,850
Total California		19,630
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,341
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,950
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,120
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,765
Total New York		34,176
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,170	13,282
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	3,185
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,309
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,631
Total Ohio		30,407
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,135
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	27,420
Total Oklahoma		38,555
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	8,253
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	11,052	11,516
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,601
Total Texas		33,117
Total Municipal Bonds (Cost $176,545)		164,138
Loan Assignments — 0.1% (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan, 3.88%, 1/15/2031 (Cost $42,773)	43,244	41,850
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (k) (l) (Cost $1,070,074)	1,069,864	1,070,292
Total Investments — 99.5% (Cost $55,203,499)		54,142,844
Other Assets in Excess of Liabilities — 0.5%		270,051
NET ASSETS — 100.0%		54,412,895

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	February 28, 2026

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $9,303 or 0.02% of the Fund’s
net assets as of February 28, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,872	06/18/2026	USD	440,561	1,900
U.S. Treasury 10 Year Ultra Note	3,818	06/18/2026	USD	445,692	4,401
U.S. Treasury 2 Year Note	10,914	06/30/2026	USD	2,283,584	2,291
U.S. Treasury 5 Year Note	28,962	06/30/2026	USD	3,189,440	8,117
					16,709
Short Contracts
U.S. Treasury Long Bond	(317)	06/18/2026	USD	(37,545)	(464)
U.S. Treasury Ultra Bond	(2,683)	06/18/2026	USD	(326,152)	(4,607)
					(5,071)
					11,638

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	59

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.6%
Aerospace & Defense — 0.3%
ATI, Inc. 5.88%, 12/1/2027	6,088	6,090
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	436	449
6.25%, 3/15/2033 (a)	1,078	1,117
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	688
3.00%, 9/15/2050 (a)	1,494	1,024
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	2,012	2,010
8.75%, 11/15/2030 (a)	1,935	2,073
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	669
4.13%, 4/15/2029 (a)	1,633	1,599
ICITII 6.00%, 1/31/2033 ‡ (a)	2,472	1,107
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,180
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,732
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,276
RTX Corp.
5.15%, 2/27/2033	3,712	3,885
4.50%, 6/1/2042	3,088	2,846
5.38%, 2/27/2053	1,882	1,836
6.40%, 3/15/2054	6,210	6,940
TransDigm, Inc.
6.38%, 3/1/2029 (a)	3,139	3,224
6.88%, 12/15/2030 (a)	6,390	6,651
6.63%, 3/1/2032 (a)	4,277	4,431
6.25%, 1/31/2034 (a)	948	981
		65,808
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,782	2,837
7.50%, 2/15/2033 (a)	2,102	2,206
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	243
5.88%, 6/1/2029 (a)	3,939	3,980
3.75%, 1/30/2031 (a)	3,368	3,204
5.88%, 12/1/2033 (a)	1,111	1,135
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	861	862
Clarios Global LP
6.75%, 5/15/2028 (a)	748	765
6.75%, 2/15/2030 (a)	4,636	4,856
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	6,722	6,871
5.63% (Cash), 5/15/2027 (a) (b)	4,777	4,840
9.25%, 3/1/2031 (a) (c)	8,264	8,287
Forvia SE (France) 6.75%, 9/15/2033 (a)	587	605
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,150	2,107
5.25%, 4/30/2031	3,420	3,279
5.25%, 7/15/2031	4,073	3,886
IHO Verwaltungs GmbH (Germany) 8.00% (Cash), 11/15/2032 (a) (b)	1,130	1,206
		51,169
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,132
Hyundai Capital America
1.50%, 6/15/2026 (a)	3,398	3,373
3.00%, 2/10/2027 (a)	3,883	3,849
2.38%, 10/15/2027 (a)	1,088	1,061
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,398
4.75%, 11/13/2028 (a)	9,214	9,332
5.35%, 3/27/2030 (a)	18,911	19,603
		52,748
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	14,600	14,846
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	6,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	4,588
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	5,408	5,724
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (d)	2,205	2,291
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (d)	1,400	1,492
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	24,600	25,596
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	2,450	2,538
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,809
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	3,000	2,964
5.59%, 8/8/2028	23,000	23,840
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	15,000	16,659
4.55%, 11/6/2030	12,000	12,096
5.13%, 11/6/2035	12,400	12,478
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	3,081
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	8,013
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	968
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,338
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	266
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,427
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	11,841
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	22,241	23,195
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	11,190	11,180
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	8,600	9,003
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (f) (g)	15,805	16,263
(SOFR + 1.00%), 5.16%, 1/24/2031 (d)	16,910	17,552
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	13,198	12,396
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	13,223
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	6,465
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	4,500
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	670
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	19,268
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	10,662	11,174
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	10,000	10,244
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	20,460	20,755
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	15,030	14,224
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,340
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	6,252
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,756
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	4,145	4,313
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,709
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (d)	7,050	7,177
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	6,790	7,052
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	26,660	27,279
(SOFR + 1.14%), 4.52%, 2/24/2032 (d)	16,655	16,692
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	17,880	20,522
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	5,485	5,480
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	967
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	3,800	4,045
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	791
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	21,495	22,108
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	4,215	4,377
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,966
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	14,140	14,771
BPCE SA (France)
4.75%, 7/19/2027 (a)	1,625	1,644
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,482
5.13%, 1/18/2028 (a)	17,959	18,341
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	11,352
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	61

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,815
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	6,550	5,948
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	12,767
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	8,035	8,479
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	13,100	14,111
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,494
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (d)	3,600	3,735
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (d)	4,300	4,377
Citibank NA
5.80%, 9/29/2028	4,000	4,189
4.84%, 8/6/2029	4,843	4,975
Citigroup, Inc.
4.30%, 11/20/2026	2,427	2,431
6.63%, 1/15/2028	814	855
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	776
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,691
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	19,925	20,594
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	12,100	12,468
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	14,790	15,129
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	8,296	8,529
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,483
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	53,407	54,037
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	16,794
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,537
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	12,098	12,190
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	18,009	16,484
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	2,121
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	10,460	11,478
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	23,450	24,399
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	3,000	3,092
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	29,677	30,195
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,820
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	3,030	3,056
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	12,130	12,767
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	13,215	14,046
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	2,560	2,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	6,157	6,238
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	1,088
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	12,100	12,430
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (d)	7,250	7,293
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,181
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	12,089
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	28,129
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	28,351	28,198
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	32,560	33,753
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	4,520	4,664
(SOFR + 1.19%), 4.62%, 11/6/2031 (d)	12,135	12,274
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	9,495	10,068
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	5,629	5,199
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,476
(SOFR + 1.43%), 5.13%, 11/6/2036 (d)	12,810	12,939
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	4,207	4,432
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	13,784
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	7,455	7,646
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	12,620	12,946
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	7,090	7,126
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	3,045
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,110	1,124
4.38%, 3/22/2028	633	638
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	7,000	6,954
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,205	1,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (d)	14,620	14,537
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (d)	9,047	9,679
(SOFR + 1.61%), 5.39%, 1/16/2036 (d)	11,089	11,402
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,725
3.20%, 7/18/2029	2,605	2,539
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,170
3.75%, 7/18/2039	3,145	2,779
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	2,000	2,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	1,900	2,031
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (d)	23,635	23,780
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (e)	4,616	4,242
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (d)	16,485	17,001
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	17,115	17,823
5.02%, 3/21/2030 (a)	16,190	16,747
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	624
PNC Bank NA 2.70%, 10/22/2029	4,150	3,956
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,819
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	886
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	6,840	6,994
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,269
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	11,680	13,283
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	3,790	4,023
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	3,880	4,023
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	7,775	7,860
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	39,065	39,852
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	32,065	32,687
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (d)	6,098	6,403
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	4,900	4,549
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	10,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,121
3.00%, 1/22/2030 (a)	3,734	3,556
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (d)	13,035	13,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	19,245	20,536
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	63

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	13,063	13,935
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (d)	19,155	19,271
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	4,030	4,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	2,916	3,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	9,918	10,547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (d)	5,310	5,340
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,093
3.04%, 7/16/2029	1,395	1,352
2.75%, 1/15/2030	3,500	3,333
5.42%, 7/9/2031	5,000	5,274
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,670
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,206
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,742
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,755
4.99%, 4/5/2029	6,990	7,203
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,855
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	6,330	6,815
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	17,311	17,756
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	4,385	4,691
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	3,680	3,905
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	3,240	3,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	686
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,613
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	2,740	2,842
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	6,000	6,209
(SOFR + 1.30%), 5.08%, 5/15/2031 (d)	6,720	6,952
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	1,830	1,943
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	8,185
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,904
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	9,310
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	14,430	15,219
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	17,050	17,981
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	10,875	11,283
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	6,396
(SOFR + 1.50%), 5.15%, 4/23/2031 (d)	47,331	48,999
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	26,791	28,191
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	11,435	12,697
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	17,119	17,578
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	25,625	26,951
(SOFR + 1.34%), 4.89%, 9/15/2036 (d)	21,985	22,049
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	9,975	10,013
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,939
		1,885,127
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,777
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,957
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,700
		17,434
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,945
4.55%, 3/15/2035	10,000	9,956
4.75%, 3/15/2036	6,005	6,036
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.05%, 11/21/2039	24,345	22,037
4.25%, 11/21/2049	8,158	6,864
5.50%, 3/15/2064	3,030	2,981
Amgen, Inc.
5.25%, 3/2/2030	3,893	4,063
4.85%, 2/19/2036	3,937	3,958
5.60%, 3/2/2043	3,883	3,969
4.66%, 6/15/2051	4,015	3,505
4.88%, 3/1/2053	14,977	13,385
5.65%, 3/2/2053	5,370	5,360
5.75%, 3/2/2063	297	294
Biogen, Inc. 2.25%, 5/1/2030	10,000	9,276
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,899
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,511
4.50%, 2/1/2045	6,310	5,645
		114,684
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	3,512	3,381
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	1,386	1,297
9.75%, 10/1/2027 (a)	155	154
Wayfair LLC 7.25%, 10/31/2029 (a)	5,468	5,651
		10,483
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	10,763	10,265
6.38%, 3/1/2034 (a)	1,920	1,978
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	10,118	10,472
Griffon Corp. 5.75%, 3/1/2028	5,514	5,511
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,720
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	4,345	4,381
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,818	6,047
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,960	7,394
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a)	3,855	3,927
5.88%, 3/15/2034 (a)	1,057	1,054
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,312	3,302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
4.38%, 7/15/2030 (a)	7,169	6,916
3.38%, 1/15/2031 (a)	3,539	3,267
		69,234
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,646
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,652
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (d)	16,385	16,390
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,025
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	3,050	3,012
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	2,141	2,173
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	2,523	2,639
5.41%, 5/10/2029	3,270	3,410
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	2,082
(SOFR + 1.10%), 4.47%, 12/10/2031 (d)	7,995	8,041
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	4,725	4,765
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	6,515	6,111
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	12,570	13,826
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,688
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	4,730	4,727
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	8,455
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,432
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,874
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,615	1,606
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	7,601	8,092
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	11,366	11,902
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	3,695	3,861
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	2,050	2,103
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	7,010	7,124
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	13,385	13,870
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	14,210	14,710
(SOFR + 1.06%), 4.37%, 10/21/2031 (d)	37,535	37,559
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	16,408	15,069
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	23,360	24,113
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	27,120	27,401
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	32,310	32,195
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	20,054	20,195
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	1,262	1,140
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,694
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	835
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (h)	1,000	1
8.00%, 8/1/2015 (h)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (h)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (d)	777	797
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	358
Morgan Stanley
3.13%, 7/27/2026	752	750
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,343
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	6,139
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,287
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	13,950	14,340
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,216
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	23,575	24,257
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	26,420	26,851
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	7,505	7,772
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	14,376
(SOFR + 1.51%), 5.19%, 4/17/2031 (d)	27,916	28,919
(SOFR + 0.95%), 4.49%, 1/16/2032 (d)	14,745	14,831
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	4,918	4,354
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,481
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	2,094
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	4,890	5,107
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	4,110	4,392
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	8,520	8,822
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	3,160	2,798
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	22,462	22,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	14,630	15,416
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,984
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	3,790	3,771
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	4,224
S&P Global, Inc.
2.90%, 3/1/2032	6,500	6,046
3.25%, 12/1/2049	5,340	3,794
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	2,625	2,748
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	9,976	10,001
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	11,303
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,431
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	1,107	1,147
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	26,947
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	2,683	2,809
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,631
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (d)	7,900	7,874
		676,986
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	4,618	4,759
6.25%, 11/1/2031 (a)	285	294
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,570	1,651
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	3,121	3,119
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	8,200	3,454
Celanese US Holdings LLC
7.00%, 2/15/2031	5,626	5,795
7.38%, 7/15/2032 (i)	1,950	2,056
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
7.38%, 2/15/2034	10,919	11,217
CF Industries, Inc. 4.95%, 6/1/2043	2,063	1,895
Chemours Co. (The)
5.75%, 11/15/2028 (a)	3,000	3,017
7.88%, 3/15/2034 (a) (c)	1,043	1,042
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,725
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,732
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000	926
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,013
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,518
4.25%, 5/15/2029 (a)	1,043	1,023
9.00%, 2/15/2030 (a)	4,600	4,887
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,898
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,959
4.50%, 10/15/2029	8,003	7,916
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	6,507	6,577
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	3,210	3,247
7.00%, 8/1/2033 (a)	594	605
		80,325
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,134
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,891	4,772
4.88%, 7/15/2032 (a)	7,112	6,899
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,786
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,482	2,321
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,738
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,495	5,410
4.75%, 6/15/2029 (a)	4,997	4,965
6.75%, 1/15/2031 (a)	8,914	9,349
ILFC E-Capital Trust I 6.35%, 12/21/2065 (a) (j)	5,178	4,498
Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,126	2,098
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	2,210	2,198
7.38%, 10/1/2031 (a)	2,200	2,303
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,275	2,370
		57,841
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,096	2,142
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,296	1,070
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,400
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,858
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,472
Quanta Services, Inc.
4.50%, 1/15/2031	4,780	4,836
5.25%, 8/9/2034	7,380	7,647
		27,425
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	5,384	5,613
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	10,510	10,224
4.63%, 9/10/2029	10,000	10,140
3.30%, 1/30/2032	5,938	5,549
4.75%, 1/15/2033	1,352	1,355
5.00%, 11/15/2035	1,729	1,726
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,238	2,365
Ally Financial, Inc. 6.70%, 2/14/2033	1,195	1,246
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	2,500	2,526
(SOFR + 1.44%), 5.02%, 4/25/2031 (d)	15,218	15,724
(SOFR + 1.22%), 4.92%, 7/20/2033 (d)	5,300	5,429
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	4,570	4,840
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	3,660	3,813
5.75%, 3/1/2029 (a)	11,663	12,133
5.75%, 11/15/2029 (a)	34,030	35,531
5.15%, 1/15/2030 (a)	19,980	20,454
5.38%, 5/30/2030 (a)	865	894
4.90%, 10/10/2030 (a)	14,910	15,126
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	67

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.95%, 10/15/2032 (a)	2,070	2,075
Capital One Financial Corp. (SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	2,060
Ford Motor Credit Co. LLC
5.11%, 5/3/2029	870	878
5.30%, 9/6/2029	1,000	1,015
7.20%, 6/10/2030	920	993
4.00%, 11/13/2030	8,551	8,195
5.75%, 4/6/2033	28,366	28,906
General Motors Financial Co., Inc. 5.95%, 4/4/2034	3,935	4,175
ILFC E-Capital Trust II 6.60%, 12/21/2065 (a) (j)	1,015	897
OneMain Finance Corp.
3.88%, 9/15/2028	1,705	1,650
6.63%, 5/15/2029	7,445	7,600
5.38%, 11/15/2029	7,094	7,014
		214,533
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	2,350	2,266
4.88%, 2/15/2030 (a)	1,116	1,107
5.50%, 3/31/2031 (a)	2,029	2,043
5.63%, 3/31/2032 (a)	3,674	3,688
5.75%, 3/31/2034 (a)	1,625	1,617
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,058	1,086
5.63%, 3/1/2034 (a)	1,218	1,222
Sysco Corp. 5.10%, 9/23/2030	3,885	4,033
		17,062
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,660	6,893
Ardagh Group SA
9.50%, 12/1/2030 (a)	3,592	3,890
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (j)	9,786	9,263
Ball Corp.
6.00%, 6/15/2029	5,521	5,692
5.50%, 9/15/2033	2,765	2,845
Berry Global, Inc. 5.80%, 6/15/2031	25,745	27,416
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	2,470	2,489
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,154
6.38%, 7/15/2032 (a)	2,170	2,198
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	4,473	4,579
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,634	3,637
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,503
Sonoco Products Co. 3.13%, 5/1/2030	10,589	10,121
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,149
		85,829
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	4,143	4,083
3.88%, 11/15/2029 (a)	1,790	1,728
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	3,051	3,172
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,099
		13,082
Diversified — 0.0% ^
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	10,993	11,048
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	5,735	5,752
5.75%, 10/15/2032	905	923
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,284	2,383
		9,058
Diversified REITs — 0.0% ^
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,576
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,093
2.25%, 4/1/2033	2,796	2,387
		8,056
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,378
4.90%, 11/1/2035	20,400	20,440
5.13%, 4/30/2036	8,290	8,412
3.50%, 6/1/2041	5,594	4,489
3.50%, 9/15/2053	13,080	8,923
5.70%, 11/1/2054	16,780	16,280
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.55%, 9/15/2055	28,665	19,407
6.05%, 8/15/2056	8,370	8,519
CCO Holdings LLC
4.75%, 3/1/2030 (a)	31,486	30,440
4.50%, 8/15/2030 (a)	16,536	15,773
4.25%, 2/1/2031 (a)	15,310	14,270
4.75%, 2/1/2032 (a)	2,060	1,916
4.50%, 5/1/2032	2,525	2,311
Cipher Compute LLC 7.13%, 11/15/2030 (a)	4,017	4,187
Comcast Corp.
1.95%, 1/15/2031	3,951	3,572
5.30%, 6/1/2034	3,540	3,699
3.90%, 3/1/2038	12,124	10,782
3.25%, 11/1/2039	10,222	8,160
3.97%, 11/1/2047	1,083	834
4.00%, 3/1/2048	4,990	3,846
4.00%, 11/1/2049	132	100
3.45%, 2/1/2050	4,085	2,810
2.89%, 11/1/2051	1,968	1,188
5.35%, 5/15/2053	15,813	14,565
2.94%, 11/1/2056	22,568	13,161
2.99%, 11/1/2063	1,152	642
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	894
6.00%, 9/30/2034 (a)	2,780	2,725
Flash Compute LLC 7.25%, 12/31/2030 (a)	1,472	1,507
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,425	1,476
7.00%, 3/31/2034 (a)	2,879	2,993
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,801
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,423	2,352
WULF Compute LLC 7.75%, 10/15/2030 (a)	6,807	7,209
		251,061
Electric Utilities — 2.8%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	323
Series M, 3.65%, 4/1/2050	1,942	1,461
Series N, 2.75%, 8/15/2051	2,427	1,503
Alabama Power Co.
6.13%, 5/15/2038	865	962
5.50%, 3/15/2041	1,214	1,256
Series A, 4.30%, 7/15/2048	340	285
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,874
Arizona Public Service Co.
4.70%, 1/15/2044	146	129
4.25%, 3/1/2049	971	790
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	7,576	7,951
4.25%, 9/15/2048	1,360	1,147
3.20%, 9/15/2049	1,432	992
2.90%, 6/15/2050	816	532
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,272
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,258	1,335
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	2,436	2,465
Commonwealth Edison Co. 4.00%, 3/1/2048	292	237
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,329
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,961
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,553
3.95%, 6/15/2042	370	311
Series A, 4.00%, 4/1/2043	4,728	4,013
Series B, 3.65%, 3/1/2052	636	479
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	4,093
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	747
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,272
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,847
5.90%, 3/1/2033	400	434
6.20%, 11/15/2053	1,985	2,155
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,525
5.40%, 4/1/2053	5,189	5,022
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,995
4.30%, 2/1/2049	1,427	1,191
Duke Energy Progress LLC
4.10%, 5/15/2042	297	257
3.70%, 10/15/2046	195	153
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.55%, 3/15/2055	888	886
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (d)	4,805	4,995
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	2,693	3,018
Emera US Finance LP (Canada) 2.64%, 6/15/2031	18,635	17,098
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	1,891	1,900
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,789
2.50%, 7/12/2031 (a) (i)	4,904	4,468
5.50%, 6/26/2034 (a)	9,365	9,770
5.00%, 9/30/2035 (a)	10,200	10,189
5.75%, 9/30/2055 (a)	6,445	6,318
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	17,928	18,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	372	374
Entergy Louisiana LLC
3.12%, 9/1/2027	729	723
1.60%, 12/15/2030	7,252	6,466
4.20%, 4/1/2050	1,360	1,100
2.90%, 3/15/2051	3,920	2,508
5.70%, 3/15/2054	6,300	6,321
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,349
3.85%, 6/1/2049	486	380
3.50%, 6/1/2051	1,534	1,097
5.85%, 6/1/2054	2,885	2,911
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,735
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,837
3.55%, 9/30/2049	753	548
5.55%, 9/15/2054	4,283	4,176
Evergy Metro, Inc. 4.20%, 6/15/2047	714	590
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,906	1,985
Exelon Corp. 4.95%, 6/15/2035	120	120
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	7,920	7,953
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	764
Florida Power & Light Co.
5.40%, 9/1/2035	583	613
3.70%, 12/1/2047	4,466	3,474
3.95%, 3/1/2048	646	523
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,551
Interstate Power and Light Co. 4.10%, 9/26/2028	777	780
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,940
2.95%, 5/14/2030 (a)	3,883	3,695
5.40%, 6/1/2033 (a)	5,973	6,197
5.65%, 5/9/2034 (a)	9,145	9,638
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	853
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	1,017
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,489
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,656
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,960
Nevada Power Co.
5.38%, 9/15/2040	608	616
6.00%, 3/15/2054	1,510	1,562
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	1,379	1,287
5.55%, 3/15/2054	2,650	2,571
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	3,930	4,181
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	11,405	11,846
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	3,545	3,758
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	634
Northern States Power Co.
6.20%, 7/1/2037	168	187
4.50%, 6/1/2052	2,602	2,244
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,470
3.38%, 2/15/2029 (a)	4,641	4,473
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 6/15/2029 (a)	11,513	11,553
4.73%, 10/15/2030 (a)	2,650	2,675
3.63%, 2/15/2031 (a)	699	660
3.88%, 2/15/2032 (a)	143	134
6.00%, 2/1/2033 (a)	2,049	2,099
5.75%, 1/15/2034 (a)	6,799	6,892
5.41%, 10/15/2035 (a)	8,627	8,719
6.00%, 1/15/2036 (a)	2,002	2,038
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,214
Ohio Power Co. Series R, 2.90%, 10/1/2051	6,567	4,126
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	655
5.35%, 10/1/2052	534	511
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,000	1,000
5.00%, 6/4/2028	5,433	5,535
4.65%, 8/1/2028	11,889	12,029
6.10%, 1/15/2029	1,282	1,346
4.55%, 7/1/2030	19,196	19,287
5.05%, 10/15/2032	31,035	31,629
6.40%, 6/15/2033	11,604	12,643
5.70%, 3/1/2035	16,035	16,719
4.20%, 6/1/2041	1,622	1,368
4.60%, 6/15/2043	1,894	1,620
6.75%, 1/15/2053	3,032	3,276
5.90%, 10/1/2054	1,020	993
6.00%, 5/1/2056	2,320	2,291
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,114
PECO Energy Co. 2.80%, 6/15/2050	729	464
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,125
PG&E Corp.
5.00%, 7/1/2028	3,733	3,723
5.25%, 7/1/2030	2,296	2,298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	22,320	23,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (d)	9,464	9,449
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,946
Series A-3, 5.54%, 7/15/2047	3,951	4,053
Series A-3, 5.53%, 6/1/2049	4,550	4,705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,050
Series A-4, 5.21%, 12/1/2047	777	772
Series A-5, 5.10%, 6/1/2052	2,850	2,730
Potomac Electric Power Co. 6.50%, 11/15/2037	350	397
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,333
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	2,048
2.70%, 1/15/2051	3,097	1,898
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,338
Series G, 6.63%, 11/15/2037	1,068	1,214
Public Service Electric and Gas Co. 5.80%, 5/1/2037	826	896
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	931	939
Series A-2, 5.11%, 12/15/2047	311	306
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	641	660
Series A2, 5.17%, 5/15/2041	298	303
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,547
5.45%, 6/1/2031	3,540	3,708
5.20%, 6/1/2034	2,399	2,439
5.45%, 3/1/2035	14,810	15,238
Series 06-E, 5.55%, 1/15/2037	437	446
Series 08-A, 5.95%, 2/1/2038	277	289
Series C, 3.60%, 2/1/2045	1,233	916
Series C, 4.13%, 3/1/2048	971	760
Series 20A, 2.95%, 2/1/2051	8,553	5,364
5.70%, 3/1/2053	4,987	4,749
5.88%, 12/1/2053	6,850	6,730
5.75%, 4/15/2054	2,060	1,983
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,122
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,296
Series J, 3.90%, 4/1/2045	1,206	950
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	3,473	3,654
Tucson Electric Power Co. 5.50%, 4/15/2053	1,230	1,196
Union Electric Co.
5.20%, 4/1/2034	2,310	2,411
4.00%, 4/1/2048	1,991	1,605
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	71

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.90%, 4/1/2052	1,262	982
5.25%, 1/15/2054	3,765	3,588
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	254
8.88%, 11/15/2038	651	871
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,118
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	15,150	15,314
5.63%, 2/15/2027 (a)	4,561	4,559
5.00%, 7/31/2027 (a)	6,294	6,285
4.30%, 10/15/2028 (a)	30,163	30,194
4.38%, 5/1/2029 (a)	3,403	3,367
4.30%, 7/15/2029 (a)	4,854	4,856
4.60%, 10/15/2030 (a)	1,152	1,159
4.70%, 1/31/2031 (a)	8,570	8,619
7.75%, 10/15/2031 (a)	4,605	4,866
6.00%, 4/15/2034 (a)	28,434	30,143
5.35%, 1/31/2036 (a)	6,030	6,072
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,121
		715,824
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,151
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,063
Sensata Technologies BV 5.88%, 9/1/2030 (a)	2,180	2,205
		6,419
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,310
Corning, Inc. 5.35%, 11/15/2048	4,854	4,824
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	3,549	3,346
6.63%, 7/15/2032 (a)	6,825	7,144
		21,624
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	5,645	5,874
Archrock Services LP 6.00%, 2/1/2034 (a)	565	572
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	872
4.08%, 12/15/2047	1,864	1,515
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,795
Halliburton Co. 4.75%, 8/1/2043	263	239
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	4,126	4,255
Noble Finance II LLC 8.00%, 4/15/2030 (a)	3,220	3,351
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	754
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,470	3,639
		24,866
Entertainment — 0.2%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,166	3,167
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	2,040	1,874
5.05%, 3/15/2042	1,140	801
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,646	3,663
4.75%, 10/15/2027 (a)	4,143	4,140
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,436
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	829
5.40%, 6/12/2029	3,301	3,422
5.60%, 6/12/2034	13,544	14,113
		40,445
Financial Services — 1.3%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (j)	23,760	23,974
Block, Inc.
5.63%, 8/15/2030 (a)	881	893
6.50%, 5/15/2032	12,484	12,843
6.00%, 8/15/2033 (a)	706	717
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	15,884	15,865
Class B-1, 0.00%, 8/17/2027 ‡	7,752	7,742
CFIN LLC Class B-2, 0.00%, 8/17/2027 ‡	21,270	21,243
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	23,000	22,677
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	4,800	4,904
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	37,000	37,151
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,640
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	22,000	22,000
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Global Payments, Inc.
4.88%, 11/15/2030	23,870	23,842
5.55%, 11/15/2035	5,820	5,789
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	30,088	31,517
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,257
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	2,120	2,099
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,996	4,291
NGF Holdings LLC 9.63%, 12/23/2029	45,500	45,700
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,636
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	3,932	4,034
6.38%, 8/1/2033 (a)	2,308	2,385
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,127	3,089
3.63%, 3/1/2029 (a)	3,051	2,940
3.88%, 3/1/2031 (a)	2,695	2,533
4.00%, 10/15/2033 (a)	645	594
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,236
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,123	6,972
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,509
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	11,362	11,646
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	8,795	8,795
		339,513
Food Products — 0.7%
Bunge Ltd. Finance Corp. 3.20%, 4/21/2031	6,574	6,251
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,111	5,109
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	4,300	4,928
JBS NV
3.75%, 12/1/2031	2,040	1,946
3.63%, 1/15/2032	12,930	12,237
3.00%, 5/15/2032	5,910	5,381
5.50%, 1/15/2036	26,040	26,722
6.38%, 4/15/2066	2,540	2,585
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,101	3,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
4.38%, 1/31/2032 (a)	1,066	1,018
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	50,115
5.00%, 3/1/2032 (a)	24,690	25,575
5.20%, 3/1/2035 (a)	33,640	34,833
5.65%, 5/1/2045 (a)	4,058	4,153
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	3,119	3,053
6.25%, 2/15/2032 (a)	2,377	2,445
		189,357
Gas Utilities — 0.1%
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,115
2.85%, 2/15/2052	928	598
5.75%, 10/15/2052	2,083	2,138
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	994
4.27%, 3/15/2048 (a)	971	794
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	767
3.35%, 6/1/2050	2,800	1,951
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	660
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,749
		12,766
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,593	3,588
5.38%, 3/1/2029 (a)	2,047	1,960
8.00%, 2/15/2031 (a)	2,975	2,949
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	1,629	1,827
4.38%, 9/1/2042	2,437	2,194
3.55%, 2/15/2050	1,873	1,399
5.20%, 4/15/2054	12,708	12,150
5.50%, 3/15/2055	16,045	16,025
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,196
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	500	515
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,697	2,457
Norfolk Southern Corp. 4.05%, 8/15/2052	971	765
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	73

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	4,600	4,748
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	7,061
Uber Technologies, Inc.
4.80%, 9/15/2034	21,125	21,186
4.80%, 9/15/2035	15,220	15,151
5.35%, 9/15/2054	1,440	1,373
XPO, Inc. 7.13%, 6/1/2031 (a)	6,935	7,206
		103,750
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.65%, 3/15/2036 (c)	25,200	25,208
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,178	4,140
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,051	1,089
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,170	1,169
3.25%, 2/15/2029 (a)	2,313	2,301
Medline Borrower LP
3.88%, 4/1/2029 (a)	8,718	8,574
6.25%, 4/1/2029 (a)	2,024	2,089
5.25%, 10/1/2029 (a)	8,453	8,452
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	11,450	11,983
		65,005
Health Care Providers & Services — 0.8%
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	4,466	2,149
AdaptHealth LLC 4.63%, 8/1/2029 (a)	2,171	2,083
Aetna, Inc. 4.50%, 5/15/2042	218	189
Cencora, Inc.
4.60%, 2/13/2033	9,135	9,202
5.13%, 2/15/2034	1,512	1,568
4.90%, 2/13/2036	4,789	4,823
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,622
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,274
3.75%, 2/15/2031 (a)	662	619
Encompass Health Corp.
4.50%, 2/1/2028	1,064	1,059
4.75%, 2/1/2030	3,349	3,331
4.63%, 4/1/2031	1,556	1,528
HCA, Inc.
4.50%, 2/15/2027	19,711	19,744
5.63%, 9/1/2028	4,916	5,071
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
3.50%, 9/1/2030	1,095	1,061
2.38%, 7/15/2031	4,819	4,352
4.60%, 11/15/2032	11,936	11,955
5.60%, 4/1/2034	5,000	5,250
5.25%, 6/15/2049	9,435	8,650
3.50%, 7/15/2051	1,273	879
5.90%, 6/1/2053	3,930	3,870
6.00%, 4/1/2054	15,000	15,012
5.95%, 9/15/2054	13,461	13,398
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,728
2.95%, 6/30/2030	971	926
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,502	1,503
4.63%, 6/15/2028	6,081	6,073
4.25%, 6/1/2029	4,810	4,735
6.13%, 6/15/2030	12,958	13,216
6.75%, 5/15/2031	5,480	5,690
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	26,585	26,851
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	501
3.75%, 10/15/2047	1,088	836
3.25%, 5/15/2051	1,898	1,300
5.88%, 2/15/2053	89	90
5.05%, 4/15/2053	5,042	4,583
3.88%, 8/15/2059	782	568
		195,289
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,721
1.88%, 2/1/2033	2,801	2,331
5.15%, 4/15/2053	1,059	961
Healthpeak OP LLC 3.00%, 1/15/2030	486	465
Sabra Health Care LP 3.20%, 12/1/2031	2,194	2,029
Ventas Realty LP
3.85%, 4/1/2027	600	599
5.63%, 7/1/2034	3,311	3,491
		12,597
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	7,617	7,600
6.25%, 6/1/2032 (a)	9,803	10,084
		17,684
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	7,423	7,421
7.25%, 7/15/2028 (a)	1,106	1,136
6.50%, 4/1/2032 (a)	4,212	4,359
6.50%, 6/15/2033 (a)	2,012	2,090
5.75%, 3/15/2034 (a) (c)	736	741
		15,747
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	969	986
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,468
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	7,230	7,412
6.50%, 2/15/2032 (a)	9,992	10,154
Carnival Corp.
5.88%, 6/15/2031 (a)	2,600	2,717
5.75%, 8/1/2032 (a)	4,208	4,367
6.13%, 2/15/2033 (a)	16,746	17,336
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	2,425	2,498
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	3,659	3,563
4.88%, 1/15/2030	2,212	2,214
4.00%, 5/1/2031 (a)	417	400
3.63%, 2/15/2032 (a)	1,808	1,685
5.88%, 3/15/2033 (a)	9,821	10,108
5.75%, 9/15/2033 (a)	4,100	4,197
5.50%, 3/31/2034 (a)	1,088	1,100
McDonald's Corp. 5.15%, 9/9/2052	7,371	6,948
MGM Resorts International
4.63%, 9/1/2026	2,015	2,014
4.75%, 10/15/2028	3,500	3,502
6.13%, 9/15/2029	2,350	2,415
6.50%, 4/15/2032	1,905	1,955
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,900	1,920
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,488
6.25%, 3/15/2032 (a)	6,965	7,263
6.00%, 2/1/2033 (a)	3,504	3,630
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.
6.50%, 10/1/2028	4,805	4,809
5.25%, 7/15/2029	1,871	1,800
7.25%, 5/15/2031 (a)	2,410	2,365
6.63%, 5/1/2032 (a)	3,101	3,153
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,463	3,449
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	6,300	6,525
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,891	11,111
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,809
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	13,421	13,498
6.25%, 3/15/2033 (a)	1,979	2,021
		163,880
Household Durables — 0.1%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	724	734
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	1,667	1,755
6.63%, 9/15/2029	5,039	5,117
6.38%, 5/15/2030	1,170	1,174
6.63%, 5/15/2032	778	778
7.37%, 4/1/2036 (i)	4,374	4,414
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	9,283	9,021
TopBuild Corp. 5.63%, 1/31/2034 (a)	2,341	2,361
		25,354
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	519
4.13%, 10/15/2030	2,864	2,764
4.13%, 4/30/2031 (a)	874	834
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	5,560	5,507
		9,624
Independent Power and Renewable Electricity Producers — 0.2%
Calpine LLC 5.13%, 3/15/2028 (a)	20,650	20,642
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	14,080	14,083
5.00%, 2/1/2031 (a)	1,223	1,242
6.25%, 10/1/2039	195	214
5.75%, 10/1/2041	6,850	7,122
5.60%, 6/15/2042	3,352	3,404
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	75

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,614	5,849
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,876
		59,432
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,561
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	2,207
3.00%, 4/15/2050	4,989	3,360
2.13%, 10/15/2050	1,457	800
		6,367
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	12,000	12,270
Aon Corp. 5.35%, 2/28/2033	864	904
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	2,271	2,385
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,321
3.85%, 3/15/2052	4,281	3,327
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,627
4.95%, 9/9/2029 (a)	1,705	1,736
Corebridge Global Funding 4.90%, 8/21/2032 (a)	4,775	4,810
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,091
4.18%, 9/26/2029 (a)	2,620	2,633
MetLife, Inc.
6.50%, 12/15/2032	680	764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	3,457	3,433
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,457
5.15%, 3/28/2033 (a)	8,975	9,332
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,713
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	340
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,319
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,629
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	2,000
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	2,650	2,717
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,479
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	777	651
		68,938
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.80%, 2/15/2036	23,900	24,293
5.65%, 2/15/2056	6,755	6,912
Meta Platforms, Inc.
4.88%, 11/15/2035	6,836	6,904
5.50%, 11/15/2045	16,255	16,059
5.60%, 5/15/2053	13,747	13,384
5.40%, 8/15/2054	9,370	8,847
5.63%, 11/15/2055	26,269	25,713
Snap, Inc. 6.88%, 3/1/2033 (a)	943	939
		103,051
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,576
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	1,995	1,954
		5,530
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,469	3,622
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,624	8,959
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,394
Parker-Hannifin Corp. 6.25%, 5/15/2038	428	484
Terex Corp.
5.00%, 5/15/2029 (a)	1,085	1,083
6.25%, 10/15/2032 (a)	3,242	3,339
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,621
		19,880
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,853	1,886
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	5,942	6,322
		8,208
Media — 0.7%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,150
6.55%, 6/1/2034	18,400	19,569
5.85%, 12/1/2035	27,805	27,983
3.50%, 6/1/2041	1,854	1,336
3.50%, 3/1/2042	5,772	4,076
5.13%, 7/1/2049	1,479	1,174
3.90%, 6/1/2052	1,651	1,086
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	6,422	6,788
7.50%, 3/15/2033 (a)	3,073	3,317
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,039	1,467
4.50%, 11/15/2031 (a)	2,571	1,543
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,842
5.75%, 12/1/2028 (a)	1,782	1,725
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,769
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,452
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,728	1,853
4.75%, 10/15/2030 (a)	2,049	1,663
5.38%, 11/15/2031 (a)	2,179	1,715
7.25%, 8/15/2033 (a)	2,990	3,087
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,659	3,251
10.88%, 5/1/2030 (a)	1,522	1,129
7.75%, 8/15/2030 (a)	3,886	3,090
Lamar Media Corp.
4.88%, 1/15/2029	990	989
4.00%, 2/15/2030	5,968	5,780
5.38%, 11/1/2033 (a)	2,075	2,080
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,946	7,947
4.75%, 11/1/2028 (a)	1,559	1,551
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,255	3,422
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,118	2,941
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	3,440	2,758
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	12,073	11,786
5.50%, 7/1/2029 (a)	15,049	15,064
4.13%, 7/1/2030 (a)	3,002	2,830
5.88%, 4/15/2032 (a)	2,444	2,438
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,165	5,683
TEGNA, Inc.
4.63%, 3/15/2028	4,371	4,359
5.00%, 9/15/2029	5,704	5,699
Time Warner Cable LLC 5.50%, 9/1/2041	7,750	6,932
		182,324
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,423	1,475
6.38%, 9/15/2032 (a)	2,069	2,148
Anglo American Capital plc (South Africa) 2.63%, 9/10/2030 (a)	14,390	13,397
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,998
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,793
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	2,799	2,739
6.88%, 11/1/2029 (a)	1,490	1,535
6.75%, 4/15/2030 (a)	3,140	3,187
7.50%, 9/15/2031 (a)	1,090	1,138
7.63%, 1/15/2034 (a)	885	908
Commercial Metals Co. 5.75%, 11/15/2033 (a)	3,881	3,960
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	2,062	2,252
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,347
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	113
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,875
5.19%, 4/1/2030 (a)	3,770	3,901
2.50%, 9/1/2030 (a)	850	788
2.85%, 4/27/2031 (a)	8,941	8,344
2.63%, 9/23/2031 (a)	8,632	7,873
5.63%, 4/4/2034 (a)	28,840	30,501
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	77

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Novelis Corp. 6.38%, 8/15/2033 (a)	1,033	1,044
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,573
		104,889
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	17,715	17,703
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,847
Series QIB, 4.50%, 9/1/2026 (a)	18,930	18,669
Series QIB, 4.50%, 3/15/2027 (a)	29,123	27,911
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	28,328	27,661
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	24,516
Series QIB, 9.38%, 3/1/2028 (a)	37,000	36,698
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	5,310	5,564
		163,569
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,252
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,623
3.25%, 3/15/2050	3,835	2,674
5.55%, 7/1/2054	3,600	3,591
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,437
2.85%, 5/15/2051	7,514	4,744
4.60%, 5/1/2053	1,160	984
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	416
Series 2017, 3.88%, 6/15/2047	1,238	978
Series E, 4.65%, 12/1/2048	1,651	1,451
4.50%, 5/15/2058	785	653
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,689
4.35%, 4/15/2049	486	416
4.35%, 8/31/2064	477	382
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	790
7.00%, 6/15/2038	389	443
Series C, 4.90%, 8/1/2041	45	42
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,750	2,985
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	4,220	4,419
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	13,230	13,733
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	14,298	14,509
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,881
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,881
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,194
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	5,497	5,743
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	902
2.89%, 9/15/2051	1,282	839
5.69%, 6/15/2054	14,682	14,837
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,510
6.00%, 6/1/2039	486	525
4.50%, 8/15/2040	242	224
Series UUU, 3.32%, 4/15/2050	4,641	3,248
5.35%, 4/1/2053	1,059	1,007
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	149	154
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	2,745	2,811
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	14,250	15,215
Series 21A, 3.15%, 9/30/2051	9,888	6,562
		133,744
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,504
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,404
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,690	3,689
5.38%, 6/15/2029 (a)	6,866	6,867
5.75%, 10/15/2033 (a)	1,844	1,872
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	1,385	1,439
6.63%, 7/15/2033 (a)	1,415	1,468
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,176
7.00%, 7/15/2029 (a)	1,596	1,663
7.25%, 7/15/2032 (a)	1,116	1,180
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,588
4.89%, 9/11/2033	3,466	3,563
3.00%, 2/24/2050	5,102	3,412
2.77%, 11/10/2050	3,971	2,520
2.94%, 6/4/2051	5,194	3,394
3.00%, 3/17/2052	2,952	1,937
Buckeye Partners LP
3.95%, 12/1/2026	500	496
4.13%, 12/1/2027	2,156	2,143
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	20,342
4.00%, 3/1/2031	8,788	8,614
5.75%, 8/15/2034	29,095	30,745
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,386	11,382
Chord Energy Corp.
6.00%, 10/1/2030 (a)	2,492	2,546
6.75%, 3/15/2033 (a)	3,090	3,209
CNX Resources Corp. 5.88%, 3/1/2034 (a)	2,585	2,590
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,806
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	17,257	18,697
6.50%, 8/15/2043 (a)	2,890	3,123
5.96%, 2/15/2055 (a)	830	843
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,683	5,661
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	17,667
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,822
5.40%, 2/15/2035	10,510	10,838
5.90%, 2/15/2055	11,397	11,336
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	6,039	6,215
7.88%, 4/15/2032 (a)	4,240	4,319
7.38%, 1/15/2033 (a)	1,000	993
8.38%, 1/15/2034 (a)	1,787	1,847
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (k)	54,000	52,382
Series FEB, 9.75%, 4/9/2029 (k)	12,000	11,944
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	2,061	2,047
4.38%, 6/15/2031 (a)	2,602	2,565
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	11,044
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	2,100	2,230
8.38%, 1/19/2036	1,912	1,965
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	8,500	9,156
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	9,057	10,453
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,895
5.00%, 5/15/2050	4,854	4,149
6.30%, 1/15/2056	15,510	15,695
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	17,040	17,218
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	18,688	19,172
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	512
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,248
Series J, 5.75%, 3/1/2035	777	827
5.20%, 1/15/2036	4,680	4,825
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,458
EQT Corp. 4.75%, 1/15/2031	32,267	32,724
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,498
6.75%, 4/15/2029 (a)	10,284	10,314
5.38%, 3/15/2030	2,938	2,983
4.75%, 2/1/2032	37,496	37,434
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	79

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	2,997	3,102
8.63%, 6/25/2033 (a)	3,420	3,386
Genesis Energy LP 7.75%, 2/1/2028	4,881	4,889
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (a)	1,423	1,408
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,127
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,850	3,996
Hess Corp.
4.30%, 4/1/2027	11,740	11,787
5.60%, 2/15/2041	9,900	10,415
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,461	1,485
5.13%, 6/15/2028 (a)	2,630	2,632
5.50%, 10/15/2030 (a)	2,715	2,735
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	10,385	10,410
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,130	3,303
6.63%, 1/15/2034 (a)	2,215	2,289
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,370
5.05%, 2/15/2046	3,350	3,085
3.25%, 8/1/2050	5,524	3,722
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,489
5.88%, 6/15/2030 (a)	21,836	22,082
Matador Resources Co.
6.88%, 4/15/2028 (a)	245	250
6.50%, 4/15/2032 (a)	4,045	4,131
6.25%, 4/15/2033 (a)	2,672	2,719
6.00%, 4/15/2034 (a)	1,062	1,061
MPLX LP
4.80%, 2/15/2031	23,010	23,490
5.20%, 3/1/2047	314	286
4.95%, 3/14/2052	1,219	1,047
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,995	2,068
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,842
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	250	257
NuStar Logistics LP
5.63%, 4/28/2027	3,876	3,913
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
6.38%, 10/1/2030	732	771
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,582
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,958
4.75%, 10/15/2031	7,170	7,273
5.60%, 4/1/2044	9,205	8,838
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	6,065
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	6,820	6,843
9.88%, 7/15/2031 (a)	1,222	1,307
7.00%, 1/15/2032 (a)	2,220	2,330
6.25%, 2/1/2033 (a)	1,885	1,952
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	2,175	2,114
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	4,300	4,408
5.95%, 1/28/2031	3,398	3,327
6.70%, 2/16/2032	9,785	9,813
10.00%, 2/7/2033	7,907	9,263
7.69%, 1/23/2050	23,785	21,602
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	21,857
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,545	3,545
4.80%, 5/15/2030 (a)	2,250	2,215
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	14,148	14,306
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,409
SM Energy Co.
6.75%, 9/15/2026	4,864	4,868
6.63%, 1/15/2027	1,316	1,317
8.38%, 7/1/2028 (a)	4,541	4,693
6.75%, 8/1/2029 (a)	1,922	1,965
8.63%, 11/1/2030 (a)	4,430	4,688
8.75%, 7/1/2031 (a)	7,965	8,362
7.00%, 8/1/2032 (a)	2,176	2,216
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	4,030	3,998
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	8,250	8,339
5.03%, 10/1/2029	4,925	5,036
Sunoco LP
6.00%, 4/15/2027	1,491	1,492
7.00%, 5/1/2029 (a)	1,392	1,444
4.50%, 5/15/2029	4,227	4,165
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.63%, 3/15/2031 (a)	8,650	8,724
7.25%, 5/1/2032 (a)	4,085	4,316
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,540	5,535
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,668
3.13%, 5/29/2050	6,549	4,486
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,842
5.28%, 9/10/2054	6,340	6,090
5.64%, 4/5/2064	7,610	7,539
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,937
5.85%, 3/15/2036	800	853
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (d)	16,507	16,686
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,448
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	3,416	3,273
3.88%, 11/1/2033 (a)	8,383	7,461
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,507	6,677
9.50%, 2/1/2029 (a)	4,225	4,532
7.00%, 1/15/2030 (a)	2,435	2,470
8.38%, 6/1/2031 (a)	5,119	5,242
9.88%, 2/1/2032 (a)	3,320	3,517
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,624	1,687
6.50%, 1/15/2034 (a)	8,986	9,457
6.50%, 6/15/2034 (a)	1,144	1,201
6.75%, 1/15/2036 (a)	1,915	2,040
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,495
4.65%, 8/15/2032	6,850	6,934
5.80%, 11/15/2054	11,000	10,941
		968,332
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	703	704
7.25%, 2/15/2028 (a)	880	897
5.75%, 4/20/2029 (a)	12,916	13,063
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	4,545	4,619
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — continued
United Airlines Holdings, Inc. 4.88%, 3/1/2029	1,445	1,455
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	3,599	3,472
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,911
		29,121
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,672	5,667
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,603
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,658	3,579
		11,849
Pharmaceuticals — 0.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	4,009	4,146
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	660	614
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,823	5,353
2.35%, 11/13/2040	3,883	2,807
5.55%, 2/22/2054	11,293	11,203
3.90%, 3/15/2062	3,680	2,717
Eli Lilly & Co. 4.95%, 2/27/2063	2,400	2,182
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,718
5.55%, 12/4/2055	18,200	18,251
2.90%, 12/10/2061	2,340	1,388
Organon & Co.
4.13%, 4/30/2028 (a)	4,616	4,531
5.13%, 4/30/2031 (a)	4,095	3,639
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	5,170	4,950
Pfizer, Inc.
4.88%, 11/15/2035	6,700	6,826
4.10%, 9/15/2038	2,913	2,704
3.90%, 3/15/2039	2,874	2,589
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,604
Wyeth LLC 5.95%, 4/1/2037	1,068	1,168
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,794
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.60%, 11/16/2032	1,870	2,005
5.00%, 8/17/2035	6,230	6,355
		90,544
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,916	1,904
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	603
Triad Properties Corp. 0.00%, 4/1/2052 ‡	32,209	33,336
		33,939
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,793
ERP Operating LP 2.85%, 11/1/2026	2,913	2,895
Essex Portfolio LP 5.50%, 4/1/2034	6,395	6,670
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,267
UDR, Inc.
2.10%, 8/1/2032	923	803
5.13%, 9/1/2034	4,430	4,525
		18,953
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	918
4.30%, 10/15/2028	777	782
5.50%, 6/15/2034	1,200	1,255
3.50%, 4/15/2051	4,170	3,006
Realty Income Corp.
2.70%, 2/15/2032	4,675	4,281
1.80%, 3/15/2033	1,068	900
Regency Centers LP 3.70%, 6/15/2030	3,743	3,694
		14,836
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	3,734	3,810
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,024
Broadcom, Inc.
4.90%, 7/15/2032	10,510	10,825
3.47%, 4/15/2034	674	624
3.14%, 11/15/2035 (a)	31,220	27,297
4.80%, 2/15/2036	18,573	18,619
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
5.70%, 1/15/2056	1,130	1,160
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,547	2,525
5.95%, 6/15/2030 (a)	7,202	7,344
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	4,720	4,926
6.25%, 1/25/2035 (a)	14,665	15,790
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	7,154	7,428
KLA Corp. 3.30%, 3/1/2050	761	541
Marvell Technology, Inc.
4.75%, 7/15/2030	1,805	1,840
2.95%, 4/15/2031	6,485	6,061
5.45%, 7/15/2035	7,768	8,087
Micron Technology, Inc. 6.05%, 11/1/2035	14,000	15,208
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,692
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	7,503	7,677
6.25%, 8/15/2033 (a)	495	514
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,368
		151,360
Software — 0.7%
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,195
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	2,346	2,371
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,992	5,888
5.13%, 4/15/2029 (a)	1,105	1,084
Oracle Corp.
3.90%, 5/15/2035	1,500	1,316
5.70%, 2/4/2036	19,346	19,357
3.85%, 7/15/2036	1,705	1,454
3.65%, 3/25/2041	3,350	2,488
4.13%, 5/15/2045	5,145	3,716
6.55%, 2/4/2046	10,209	9,948
4.00%, 7/15/2046	1,380	963
3.95%, 3/25/2051	4,013	2,656
5.38%, 9/27/2054	428	347
4.38%, 5/15/2055	7,026	4,856
6.00%, 8/3/2055	31,588	27,826
6.70%, 2/4/2056	20,025	19,420
6.85%, 2/4/2066	19,935	19,098
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	4,951
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
4.45%, 9/15/2030	3,630	3,652
1.75%, 2/15/2031	1,165	1,023
4.75%, 2/15/2032	2,620	2,643
4.90%, 10/15/2034	10,280	10,218
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,359	3,354
6.50%, 6/1/2032 (a)	2,530	2,579
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,539
5.70%, 4/1/2055	6,004	6,001
		170,943
Specialized REITs — 0.1%
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,304
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,969	6,967
5.25%, 3/15/2028 (a)	1,007	1,006
4.88%, 9/15/2029 (a)	1,612	1,597
5.25%, 7/15/2030 (a)	2,825	2,811
6.25%, 1/15/2033 (a)	2,285	2,335
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,156	2,212
6.25%, 9/15/2032 (a)	1,045	1,058
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,468
SBA Communications Corp. 3.13%, 2/1/2029	5,906	5,678
		29,436
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,812	3,790
4.75%, 3/1/2030	1,424	1,402
Bath & Body Works, Inc.
7.50%, 6/15/2029	6,888	7,017
6.88%, 11/1/2035	1,753	1,786
6.75%, 7/1/2036	2,170	2,178
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	354	— (l)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,942	5,652
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	12,155
3.63%, 4/15/2052	2,585	1,922
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	434	433
3.88%, 6/1/2029 (a)	3,470	3,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
5.50%, 10/1/2030 (a)	793	798
4.38%, 1/15/2031 (a)	1,832	1,762
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,892
PetSmart LLC 7.50%, 9/15/2032 (a)	4,313	4,364
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,417	3,360
		54,865
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	780
2.70%, 8/5/2051	11,155	7,095
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	3,589	3,520
3.13%, 7/15/2029 (a)	2,141	1,908
4.13%, 1/15/2031 (a)	3,545	3,398
8.50%, 7/15/2031 (a)	2,716	2,857
9.63%, 12/1/2032 (a)	800	897
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	923
		21,378
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	5,590	5,687
2.45%, 2/4/2032	3,883	3,485
5.63%, 2/6/2035	7,990	8,400
3.40%, 2/4/2041	9,538	7,480
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,865
2.26%, 3/25/2028	267	258
4.39%, 8/15/2037	24,553	22,932
5.65%, 3/16/2052	6,410	6,154
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	29,285
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	17,171	17,931
5.85%, 6/15/2035 (a)	5,490	5,941
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,892
5.63%, 9/7/2033	13,190	14,141
5.25%, 2/13/2034	13,569	14,213
4.38%, 11/15/2041	11,926	10,774
		158,438
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	6,418	6,726
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,829	5,730
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	3,192	3,306
United Rentals North America, Inc.
4.88%, 1/15/2028	3,244	3,242
5.25%, 1/15/2030	4,495	4,545
4.00%, 7/15/2030	6,480	6,305
5.38%, 11/15/2033 (a)	5,237	5,280
6.13%, 3/15/2034 (a)	4,355	4,562
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,142	3,165
6.38%, 3/15/2029 (a)	4,467	4,592
5.25%, 4/15/2031 (a)	847	845
6.63%, 3/15/2032 (a)	2,400	2,497
6.38%, 3/15/2033 (a)	1,055	1,100
		51,895
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	594
5.15%, 3/1/2034	3,400	3,535
		4,129
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	7,286	7,583
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,870
3.38%, 4/15/2029	14,785	14,517
5.05%, 7/15/2033	2,300	2,372
6.70%, 12/15/2033	2,918	3,302
3.40%, 10/15/2052	8,020	5,469
5.50%, 1/15/2055	1,890	1,803
		45,916
Total Corporate Bonds (Cost $8,390,034)		8,407,807
Mortgage-Backed Securities — 21.7%
FHLMC
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (j)	10	11
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (j)	2	2
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (j)	6	6
Pool # 1Q0476, ARM, 6.55%, 10/1/2037 (j)	34	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	4	4
Pool # G30591, 6.00%, 2/1/2028	34	35
Pool # D98914, 4.00%, 1/1/2032	844	845
Pool # G31099, 4.00%, 1/1/2038	4,782	4,775
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	2	2
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	4	4
Pool # C21930, 6.00%, 2/1/2029	3	3
Pool # C00785, 6.50%, 6/1/2029	2	3
Pool # A27201, 6.50%, 3/1/2032	8	8
Pool # A13067, 4.00%, 9/1/2033	12	12
Pool # G60154, 5.00%, 2/1/2034	3,579	3,658
Pool # G60214, 5.00%, 7/1/2035	3,596	3,683
Pool # C02641, 7.00%, 10/1/2036	12	12
Pool # C02660, 6.50%, 11/1/2036	20	21
Pool # G06172, 5.50%, 12/1/2038	493	514
Pool # G06576, 5.00%, 9/1/2040	1,888	1,946
Pool # A96733, 4.50%, 2/1/2041	4,198	4,257
Pool # G06493, 4.50%, 5/1/2041	193	196
Pool # G61864, 5.50%, 6/1/2041	1,688	1,766
Pool # Q05956, 4.50%, 2/1/2042	696	704
Pool # Q11285, 3.50%, 9/1/2042	1,610	1,577
Pool # Q12174, 3.50%, 10/1/2042	1,806	1,765
Pool # G07239, 3.00%, 12/1/2042	1,860	1,756
Pool # Q13796, 3.50%, 12/1/2042	2,697	2,640
Pool # Q15767, 3.00%, 2/1/2043	1,549	1,466
Pool # Q33869, 4.00%, 6/1/2045	1,597	1,572
Pool # G61462, 4.00%, 7/1/2045	7,007	6,986
Pool # Q37784, 3.50%, 12/1/2045	1,403	1,353
Pool # Q39092, 4.00%, 2/1/2046	1,921	1,905
Pool # Q39412, 3.50%, 3/1/2046	635	610
Pool # Q40797, 3.50%, 5/1/2046	2,765	2,660
Pool # Q40922, 3.50%, 6/1/2046	748	720
Pool # Q41602, 3.50%, 7/1/2046	346	333
Pool # Q42079, 3.50%, 7/1/2046	306	296
Pool # Q42657, 3.50%, 8/1/2046	3,972	3,819
Pool # Q42656, 4.00%, 8/1/2046	418	412
Pool # Q43241, 3.50%, 9/1/2046	3,375	3,244
Pool # Q43237, 4.00%, 9/1/2046	810	800
Pool # G61565, 4.50%, 4/1/2048	10,444	10,535
Pool # Z40179, 4.00%, 7/1/2048	4,163	4,111
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	36	37
Pool # U89009, 3.50%, 9/1/2032	165	164
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,735
Pool # U80074, 3.50%, 10/1/2032	503	498
Pool # WA3237, 3.55%, 11/1/2032	14,250	13,851
Pool # WN1167, 4.17%, 10/1/2034	19,415	19,405
Pool # G20028, 7.50%, 12/1/2036	37	38
Pool # U90690, 3.50%, 6/1/2042	720	694
Pool # U90975, 4.00%, 6/1/2042	163	162
Pool # U90230, 4.50%, 9/1/2042	431	437
Pool # U90281, 4.00%, 10/1/2042	446	443
Pool # U92021, 5.00%, 9/1/2043	759	766
Pool # U99076, 4.50%, 12/1/2043	1,685	1,720
Pool # U99084, 4.50%, 2/1/2044	1,314	1,331
Pool # U92996, 3.50%, 6/1/2045	174	168
Pool # U93026, 3.50%, 7/1/2045	421	405
Pool # U99134, 4.00%, 1/1/2046	1,900	1,892
Pool # U93155, 3.50%, 5/1/2046	391	376
Pool # U93158, 3.50%, 6/1/2046	293	282
Pool # U93167, 3.50%, 7/1/2046	395	378
Pool # U93172, 3.50%, 7/1/2046	460	443
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	6,055	5,961
Pool # SD8089, 2.50%, 7/1/2050	32,133	28,143
Pool # RA3605, 2.50%, 10/1/2050	57,627	50,578
Pool # RA5276, 2.50%, 5/1/2051	10,763	9,455
Pool # RA5801, 2.50%, 9/1/2051	7,422	6,558
Pool # QC9443, 2.50%, 10/1/2051	16,710	14,737
Pool # RA6135, 2.50%, 10/1/2051	13,643	12,033
Pool # RA6350, 3.00%, 11/1/2051	6,828	6,230
Pool # SD2968, 2.00%, 12/1/2051	12,610	10,604
Pool # RA6459, 2.50%, 12/1/2051	11,317	9,815
Pool # QD4350, 3.00%, 1/1/2052	19,031	17,365
Pool # SD8190, 3.00%, 1/1/2052	9,695	8,798
Pool # SD3952, 2.50%, 3/1/2052	20,743	18,294
Pool # RA6988, 3.00%, 3/1/2052	21,683	19,737
Pool # SD2301, 3.50%, 3/1/2052	18,959	17,999
Pool # SD7145, 2.50%, 4/1/2052	26,834	23,719
Pool # SD7554, 2.50%, 4/1/2052	14,601	12,916
Pool # SL1568, 2.50%, 5/1/2052	29,576	26,008
Pool # SD3015, 3.00%, 5/1/2052	30,065	27,249
Pool # RA7468, 4.00%, 6/1/2052	44,663	43,844
Pool # SD1293, 4.50%, 7/1/2052	17,880	17,775
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # SD1303, 4.50%, 7/1/2052	9,737	9,682
Pool # QE8091, 4.00%, 8/1/2052	27,034	26,398
Pool # QE6769, 4.50%, 8/1/2052	3,709	3,709
Pool # QE7915, 4.50%, 8/1/2052	12,782	12,687
Pool # SD1794, 4.50%, 8/1/2052	15,423	15,337
Pool # QF1849, 4.50%, 10/1/2052	11,385	11,301
Pool # QF3378, 5.00%, 11/1/2052	11,589	11,779
Pool # QF3433, 5.00%, 11/1/2052	15,130	15,408
Pool # QF5369, 5.00%, 12/1/2052	15,543	15,838
Pool # RA8766, 5.00%, 3/1/2053	31,125	31,523
Pool # SL0784, 4.50%, 8/1/2053	25,440	25,448
Pool # SL2912, 4.50%, 9/1/2053	1,997	1,986
Pool # SL1956, 4.50%, 6/1/2054	37,670	37,519
Pool # RJ1781, 6.00%, 6/1/2054	9,336	9,735
Pool # RJ2912, 5.50%, 11/1/2054	28,579	29,350
Pool # RJ2914, 5.50%, 11/1/2054	48,936	50,023
Pool # SL1998, 4.00%, 1/1/2055	47,128	46,025
FNMA
Pool # 766610, ARM, 5.91%, 1/1/2034 (j)	8	8
Pool # 823660, ARM, 6.59%, 5/1/2035 (j)	34	35
Pool # 910181, ARM, 6.14%, 3/1/2037 (j)	8	8
Pool # 888304, ARM, 6.04%, 4/1/2037 (j)	1	1
Pool # 888750, ARM, 6.41%, 4/1/2037 (j)	12	12
Pool # 948208, ARM, 5.59%, 7/1/2037 (j)	5	5
FNMA UMBS, 15 Year Pool # CA4723, 3.50%, 11/1/2034	3,030	3,006
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	43	43
Pool # BM3254, 4.00%, 1/1/2038	3,662	3,648
Pool # BM3566, 4.00%, 2/1/2038	3,827	3,828
Pool # CA1234, 4.00%, 2/1/2038	1,484	1,476
Pool # CA1238, 4.00%, 2/1/2038	1,417	1,411
Pool # FS0795, 3.00%, 1/1/2042	9,312	8,797
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 252570, 6.50%, 7/1/2029	3	3
Pool # 517679, 6.50%, 7/1/2029	14	15
Pool # 323866, 6.50%, 8/1/2029	3	3
Pool # 995656, 7.00%, 6/1/2033	38	40
Pool # AL6168, 5.00%, 9/1/2033	1,866	1,893
Pool # 725229, 6.00%, 3/1/2034	292	305
Pool # AA0918, 5.50%, 9/1/2034	61	63
Pool # 735503, 6.00%, 4/1/2035	31	32
Pool # 745948, 6.50%, 10/1/2036	5	6
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL0379, 8.00%, 12/1/2036	201	210
Pool # 995149, 6.50%, 10/1/2038	16	17
Pool # 995504, 7.50%, 11/1/2038	25	27
Pool # AC3237, 5.00%, 10/1/2039	209	216
Pool # AC4467, 4.50%, 12/1/2039	360	365
Pool # AE1526, 4.50%, 9/1/2040	607	615
Pool # AE3095, 4.50%, 9/1/2040	390	395
Pool # AE0681, 4.50%, 12/1/2040	1,577	1,598
Pool # AL0038, 5.00%, 2/1/2041	1,737	1,789
Pool # AX5292, 5.00%, 1/1/2042	7,531	7,755
Pool # BM1065, 5.50%, 2/1/2042	2,745	2,868
Pool # AL2059, 4.00%, 6/1/2042	5,649	5,632
Pool # AB7575, 3.00%, 1/1/2043	1,362	1,284
Pool # AR6380, 3.00%, 2/1/2043	1,833	1,729
Pool # 890564, 3.00%, 6/1/2043	2,354	2,219
Pool # AT5907, 4.00%, 6/1/2043	3,243	3,229
Pool # AS0214, 3.50%, 8/1/2043	3,928	3,817
Pool # AL6848, 5.00%, 6/1/2044	688	709
Pool # BA2343, 4.00%, 9/1/2045	1,882	1,862
Pool # BE5080, 3.50%, 4/1/2046	4,050	3,876
Pool # BA1210, 3.50%, 5/1/2046	528	506
Pool # BA7485, 3.50%, 6/1/2046	497	477
Pool # BC2969, 3.50%, 6/1/2046	396	380
Pool # BD1371, 3.50%, 6/1/2046	165	158
Pool # BA7492, 4.00%, 6/1/2046	553	547
Pool # BC9368, 4.00%, 6/1/2046	2,272	2,239
Pool # BD1372, 4.00%, 6/1/2046	750	740
Pool # BD2956, 3.50%, 7/1/2046	3,992	3,833
Pool # BD5456, 3.50%, 8/1/2046	1,371	1,316
Pool # BM1169, 4.00%, 9/1/2046	6,229	6,194
Pool # BE0280, 3.50%, 10/1/2046	1,356	1,304
Pool # AS8335, 4.50%, 11/1/2046	3,402	3,436
Pool # FS0976, 2.50%, 3/1/2047	5,223	4,614
Pool # BM1906, 4.00%, 5/1/2047	3,657	3,622
Pool # AS9811, 5.00%, 6/1/2047	1,108	1,135
Pool # BH7565, 4.00%, 8/1/2047	7,734	7,626
Pool # BM3500, 4.00%, 9/1/2047	3,071	3,081
Pool # CA0346, 4.50%, 9/1/2047	4,349	4,386
Pool # BH6687, 4.00%, 11/1/2047	940	927
Pool # BM3044, 4.00%, 11/1/2047	2,788	2,749
Pool # BE8347, 4.00%, 12/1/2047	484	478
Pool # BJ5254, 4.00%, 12/1/2047	2,120	2,091
Pool # BM3499, 4.00%, 12/1/2047	26,943	26,567
Pool # BH6689, 4.00%, 1/1/2048	766	756
Pool # BJ7311, 4.00%, 1/1/2048	12,243	12,075
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BJ8238, 4.00%, 1/1/2048	4,282	4,222
Pool # BJ8265, 4.00%, 1/1/2048	2,210	2,178
Pool # BK1008, 4.00%, 1/1/2048	914	901
Pool # BJ4617, 4.00%, 2/1/2048	2,617	2,589
Pool # BJ5772, 4.00%, 2/1/2048	2,973	2,916
Pool # BK1581, 4.00%, 2/1/2048	494	487
Pool # FM0035, 3.50%, 3/1/2048	4,719	4,524
Pool # BJ5803, 4.00%, 3/1/2048	2,227	2,184
Pool # BK1963, 4.00%, 3/1/2048	1,925	1,905
Pool # BM3665, 4.00%, 3/1/2048	10,892	10,758
Pool # BJ5789, 4.50%, 3/1/2048	852	849
Pool # BE2789, 4.00%, 4/1/2048	802	787
Pool # CA1710, 4.50%, 5/1/2048	2,093	2,104
Pool # BK5943, 5.00%, 6/1/2048	585	604
Pool # BK4130, 4.50%, 7/1/2048	44	44
Pool # BK6562, 4.50%, 7/1/2048	976	977
Pool # BK6589, 4.50%, 7/1/2048	874	874
Pool # BN0133, 4.00%, 8/1/2048	1,124	1,108
Pool # BK9292, 5.00%, 8/1/2048	2,098	2,167
Pool # CA4662, 3.50%, 9/1/2048	4,395	4,180
Pool # BN1312, 4.00%, 9/1/2048	5,089	5,017
Pool # 890863, 5.00%, 9/1/2048	10,506	11,087
Pool # BN0234, 5.00%, 9/1/2048	1,048	1,082
Pool # MA3496, 4.50%, 10/1/2048	1,359	1,365
Pool # BN0861, 5.00%, 10/1/2048	757	773
Pool # BK9556, 4.00%, 12/1/2048	2,140	2,109
Pool # BK1176, 5.00%, 1/1/2049	1,290	1,317
Pool # BK8748, 4.50%, 5/1/2049	3,549	3,545
Pool # BO2428, 3.50%, 7/1/2049	2,359	2,247
Pool # BO0592, 4.00%, 7/1/2049	515	507
Pool # CA5702, 2.50%, 5/1/2050	19,784	17,460
Pool # BP6439, 2.50%, 7/1/2050	36,941	32,084
Pool # CA6361, 2.50%, 7/1/2050	19,066	16,877
Pool # CA6708, 2.50%, 8/1/2050	11,459	10,164
Pool # CA6989, 2.50%, 9/1/2050	22,550	19,948
Pool # CA7528, 2.50%, 10/1/2050	83,147	72,316
Pool # FM5179, 2.00%, 12/1/2050	20,904	17,580
Pool # FM5173, 2.50%, 12/1/2050	20,511	18,105
Pool # CA8862, 2.50%, 1/1/2051	19,527	17,266
Pool # FM5778, 2.50%, 2/1/2051	21,452	18,946
Pool # BR6358, 2.00%, 3/1/2051	8,023	6,714
Pool # BR4928, 2.00%, 4/1/2051	74,541	62,230
Pool # CB0189, 3.00%, 4/1/2051	4,896	4,485
Pool # CB0458, 2.50%, 5/1/2051	28,221	24,698
Pool # CB0674, 2.50%, 5/1/2051	18,546	16,290
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM7957, 2.50%, 7/1/2051	10,366	9,144
Pool # FS3615, 2.50%, 7/1/2051	7,770	6,829
Pool # FM8336, 2.50%, 8/1/2051	16,568	14,646
Pool # BT7165, 3.00%, 8/1/2051	5,182	4,728
Pool # BT7188, 3.00%, 8/1/2051	6,902	6,293
Pool # CB1411, 3.00%, 8/1/2051	20,288	18,512
Pool # BT4392, 2.50%, 9/1/2051	18,148	15,819
Pool # CB1814, 2.50%, 9/1/2051	15,243	13,314
Pool # CB1789, 2.50%, 10/1/2051	30,202	26,588
Pool # CB1901, 2.50%, 10/1/2051	16,814	14,961
Pool # FA2073, 2.50%, 10/1/2051	3,849	3,381
Pool # FM9195, 2.50%, 10/1/2051	9,610	8,476
Pool # FM9198, 2.50%, 11/1/2051	10,416	9,213
Pool # CB2093, 3.00%, 11/1/2051	42,617	38,886
Pool # CB2376, 2.50%, 12/1/2051	16,051	14,147
Pool # CB2410, 2.50%, 12/1/2051	7,627	6,658
Pool # CB2411, 2.50%, 12/1/2051	14,437	12,601
Pool # FS2559, 3.00%, 12/1/2051	6,287	5,737
Pool # FS4108, 4.00%, 12/1/2051	7,842	7,668
Pool # CB2637, 2.50%, 1/1/2052	23,917	21,109
Pool # FS8807, 3.00%, 1/1/2052	17,179	15,717
Pool # FS7409, 2.00%, 2/1/2052	39,489	33,349
Pool # BU1322, 2.50%, 2/1/2052	10,568	9,328
Pool # BV2784, 2.50%, 2/1/2052	14,672	12,788
Pool # CB2750, 2.50%, 2/1/2052	19,975	17,459
Pool # CB2869, 2.50%, 2/1/2052	29,522	25,922
Pool # FS5670, 2.50%, 2/1/2052	11,535	10,134
Pool # FS5986, 2.50%, 2/1/2052	8,162	7,198
Pool # MA4548, 2.50%, 2/1/2052	80,866	70,530
Pool # CB3031, 2.50%, 3/1/2052	35,544	31,001
Pool # FS4533, 2.50%, 3/1/2052	6,492	5,705
Pool # FS7150, 2.50%, 3/1/2052	47,668	41,871
Pool # FS0957, 3.00%, 3/1/2052	22,267	20,183
Pool # FS1954, 3.00%, 3/1/2052	21,842	20,183
Pool # FS7410, 2.00%, 4/1/2052	47,008	39,451
Pool # BV5360, 2.50%, 4/1/2052	30,597	26,667
Pool # FS5499, 2.50%, 4/1/2052	18,062	15,930
Pool # FS1538, 3.00%, 4/1/2052	58,154	53,133
Pool # CB3369, 3.50%, 4/1/2052	17,954	16,942
Pool # FS2707, 3.50%, 4/1/2052	15,049	14,292
Pool # CB3378, 4.00%, 4/1/2052	10,329	10,081
Pool # FS1255, 4.00%, 4/1/2052	6,903	6,832
Pool # CB3608, 3.50%, 5/1/2052	76,299	72,113
Pool # CB3677, 4.00%, 5/1/2052	22,839	22,293
Pool # FS4195, 3.00%, 6/1/2052	37,092	33,844
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS3577, 3.00%, 7/1/2052	22,367	20,456
Pool # CB4128, 4.50%, 7/1/2052	1,876	1,874
Pool # FS2588, 4.50%, 8/1/2052	39,916	39,694
Pool # FS3536, 4.50%, 8/1/2052	17,032	16,991
Pool # FA0839, 2.50%, 9/1/2052	15,337	13,408
Pool # FS3829, 4.50%, 9/1/2052	5,175	5,146
Pool # CB4624, 5.00%, 9/1/2052	19,335	19,546
Pool # CB4628, 5.00%, 9/1/2052	31,026	31,416
Pool # FS2982, 5.00%, 9/1/2052	14,660	14,826
Pool # BX0098, 5.00%, 10/1/2052	11,154	11,337
Pool # FS3457, 4.50%, 11/1/2052	23,026	22,929
Pool # BW1328, 5.00%, 11/1/2052	39,669	40,049
Pool # FS3428, 4.00%, 12/1/2052	21,234	20,816
Pool # CB5907, 5.50%, 3/1/2053	15,227	15,592
Pool # FS5296, 4.50%, 5/1/2053	10,729	10,649
Pool # CB6314, 5.00%, 5/1/2053	13,994	14,148
Pool # BY4714, 5.00%, 6/1/2053	46,945	47,318
Pool # BY4776, 5.00%, 7/1/2053	40,252	40,471
Pool # BY7130, 6.00%, 9/1/2053	17,439	18,133
Pool # BY9849, 6.00%, 10/1/2053	10,498	10,916
Pool # FA1854, 4.50%, 9/1/2054	7,508	7,476
Pool # FA0229, 4.00%, 12/1/2054	55,159	53,731
Pool # CC0876, 6.00%, 8/1/2055	43,044	44,643
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	8,601	8,367
FNMA, Other
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,771
Pool # AN1503, 2.62%, 5/1/2026	4,727	4,705
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,866
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,772
Pool # AN2689, 2.20%, 10/1/2026	5,394	5,329
Pool # AL6937, 3.53%, 12/1/2026 (j)	9	9
Pool # AN4917, 3.13%, 3/1/2027	12,200	12,115
Pool # BL3525, 2.60%, 9/1/2027	10,157	9,969
Pool # BL0497, 3.84%, 10/1/2027	4,347	4,349
Pool # AN1449, 2.97%, 4/1/2028	5,688	5,610
Pool # AN2005, 2.73%, 7/1/2028	9,202	9,003
Pool # 387807, 3.55%, 8/1/2028	6,842	6,827
Pool # AN3685, 2.69%, 12/1/2028	14,598	14,238
Pool # AN4004, 3.27%, 12/1/2028	7,854	7,778
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,576
Pool # BL0907, 3.88%, 12/1/2028	281	281
Pool # AN4154, 3.17%, 1/1/2029	16,343	16,082
Pool # AN4349, 3.35%, 1/1/2029	7,932	7,795
Pool # AN1872, 2.90%, 5/1/2029	3,215	3,138
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL3509, 2.66%, 8/1/2029	21,159	20,462
Pool # BL3491, 2.84%, 8/1/2029	15,435	15,007
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,921
Pool # BS5424, 3.42%, 5/1/2030	12,439	12,267
Pool # BS5172, 2.59%, 9/1/2030	9,031	8,597
Pool # AN9293, 3.71%, 9/1/2030	24,332	24,222
Pool # BS5171, 2.51%, 10/1/2030	24,458	23,162
Pool # AN2308, 2.87%, 8/1/2031	7,108	6,805
Pool # AN2625, 2.50%, 10/1/2031	10,548	9,873
Pool # BS3695, 1.67%, 11/1/2031	24,318	21,571
Pool # BL3368, 2.84%, 11/1/2031	4,344	4,107
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,982
Pool # BM6857, 1.83%, 12/1/2031 (j)	34,569	31,001
Pool # BS4644, 1.99%, 1/1/2032	11,267	10,259
Pool # BS4654, 2.39%, 3/1/2032	7,264	6,725
Pool # BL6367, 1.82%, 4/1/2032	33,033	29,463
Pool # BL6302, 2.07%, 5/1/2032	14,715	13,135
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,783
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,862
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,665
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,725
Pool # AO7654, 3.50%, 5/1/2032	614	604
Pool # AO5230, 3.50%, 6/1/2032	304	300
Pool # AO7057, 3.50%, 6/1/2032	307	302
Pool # AO7746, 3.50%, 6/1/2032	74	73
Pool # AO8038, 3.50%, 7/1/2032	620	609
Pool # AP0645, 3.50%, 7/1/2032	711	704
Pool # AP0682, 3.50%, 7/1/2032	753	741
Pool # AP1314, 3.50%, 8/1/2032	950	933
Pool # BM6466, 1.33%, 10/1/2032 (j)	61,679	52,653
Pool # AQ1534, 3.50%, 10/1/2032	225	223
Pool # BS8959, 4.73%, 10/1/2032	17,812	18,456
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,792
Pool # BM6491, 1.46%, 11/1/2032 (j)	65,466	56,330
Pool # BM6492, 1.51%, 11/1/2032 (j)	29,098	25,108
Pool # AQ1607, 3.50%, 11/1/2032	190	188
Pool # BS7320, 4.88%, 12/1/2032	7,766	8,137
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # BM6552, 1.57%, 1/1/2033 (j)	61,457	53,092
Pool # BS7496, 4.33%, 1/1/2033	24,245	24,647
Pool # BS7843, 3.90%, 2/1/2033	18,570	18,414
Pool # AR7961, 3.50%, 3/1/2033	228	225
Pool # BS1636, 2.25%, 4/1/2033	42,227	38,050
Pool # BS7740, 4.11%, 4/1/2033	31,064	31,099
Pool # BS8141, 4.48%, 4/1/2033	14,803	15,184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8546, 4.37%, 5/1/2033	16,163	16,465
Pool # BS9007, 4.32%, 7/1/2033	16,791	17,059
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,985
Pool # BL3453, 3.16%, 8/1/2033	14,260	13,390
Pool # BS9146, 4.35%, 8/1/2033	31,048	31,687
Pool # BS3020, 1.96%, 9/1/2033	8,251	7,086
Pool # BS9471, 4.45%, 10/1/2033	10,000	10,268
Pool # BS9182, 4.52%, 10/1/2033	13,955	14,393
Pool # BS4824, 2.50%, 2/1/2034	24,628	21,891
Pool # BZ0430, 4.32%, 2/1/2034	23,000	23,335
Pool # BZ0420, 4.60%, 2/1/2034	50,000	51,491
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,754
Pool # BS5184, 2.67%, 4/1/2034	19,415	17,457
Pool # BS5271, 2.98%, 4/1/2034	1,398	1,304
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,506
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # BS2829, 2.14%, 8/1/2036	11,738	9,889
Pool # AO6757, 4.00%, 6/1/2042	1,080	1,068
Pool # MA1125, 4.00%, 7/1/2042	722	716
Pool # MA1213, 3.50%, 10/1/2042	3,413	3,286
Pool # MA1283, 3.50%, 12/1/2042	531	512
Pool # MA1328, 3.50%, 1/1/2043	1,800	1,733
Pool # MA1404, 3.50%, 4/1/2043	973	936
Pool # MA1462, 3.50%, 6/1/2043	483	469
Pool # MA1463, 3.50%, 6/1/2043	1,363	1,313
Pool # MA1510, 4.00%, 7/1/2043	1,047	1,042
Pool # MA1546, 3.50%, 8/1/2043	2,185	2,104
Pool # AU8840, 4.50%, 11/1/2043	538	544
Pool # AV2613, 4.50%, 11/1/2043	1,435	1,452
Pool # MA1711, 4.50%, 12/1/2043	1,016	1,028
Pool # AL6167, 3.50%, 1/1/2044	7,588	7,306
Pool # MA2346, 3.50%, 6/1/2045	224	216
Pool # MA2462, 4.00%, 11/1/2045	1,709	1,692
Pool # MA2482, 4.00%, 12/1/2045	1,869	1,850
Pool # MA2519, 4.00%, 1/1/2046	1,962	1,942
Pool # BC0784, 3.50%, 4/1/2046	145	140
Pool # MA2593, 4.00%, 4/1/2046	4,558	4,511
Pool # MA2631, 4.00%, 5/1/2046	4,899	4,861
Pool # MA2658, 3.50%, 6/1/2046	1,706	1,642
Pool # MA2690, 3.50%, 7/1/2046	3,310	3,187
Pool # BF0533, 2.50%, 11/1/2050	15,549	13,793
Pool # BF0090, 3.50%, 5/1/2056	16,830	15,817
Pool # BF0131, 3.50%, 8/1/2056	23,362	21,971
Pool # BM6734, 4.00%, 8/1/2059	9,366	9,085
Pool # BF0440, 3.00%, 1/1/2060	25,461	22,868
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM7075, 3.00%, 3/1/2061	9,675	8,587
Pool # BF0584, 4.50%, 12/1/2061	6,192	6,148
Pool # BF0617, 2.50%, 3/1/2062	31,784	26,852
Pool # BF0674, 2.50%, 4/1/2062	29,368	24,811
Pool # BF0759, 2.50%, 5/1/2062	44,122	37,275
Pool # BF0673, 2.50%, 6/1/2062	15,559	13,144
Pool # BF0654, 3.00%, 6/1/2062	19,114	16,894
Pool # BF0655, 3.50%, 6/1/2062	14,764	13,682
Pool # BF0677, 4.00%, 9/1/2062	39,301	37,740
Pool # BF0694, 2.50%, 12/1/2062	23,740	20,574
Pool # BF0700, 2.50%, 12/1/2062	20,381	17,218
Pool # BF0732, 2.50%, 6/1/2063	12,875	10,973
Pool # BF0733, 3.00%, 6/1/2063	49,253	43,532
Pool # BF0736, 4.00%, 6/1/2063	51,384	49,343
Pool # BF0770, 4.50%, 9/1/2063	18,021	17,826
Pool # BF0809, 4.00%, 4/1/2064	13,387	12,972
Pool # BF0810, 4.50%, 4/1/2064	20,900	20,751
Pool # BF0812, 4.50%, 4/1/2064	17,516	17,326
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.50%, 3/25/2056 (c)	59,355	58,693
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	2	2
Pool # 781118, 6.50%, 10/15/2029	6	6
Pool # 783867, 6.00%, 8/15/2036	1,058	1,125
Pool # AS4934, 4.50%, 5/15/2046	351	352
Pool # AT7538, 4.00%, 7/15/2046	2,914	2,839
Pool # AT7652, 4.00%, 8/15/2046	1,814	1,766
Pool # BM1819, 5.00%, 4/15/2049	2,120	2,193
GNMA II
Pool # CK2783, ARM, 5.21%, 2/20/2072 (j)	34,388	36,003
Pool # CL4592, ARM, 5.08%, 3/20/2072 (j)	18,107	18,879
Pool # CK2802, ARM, 5.17%, 3/20/2072 (j)	18,744	19,614
Pool # CK2795, ARM, 5.20%, 3/20/2072 (j)	43,438	45,497
Pool # CM9946, ARM, 5.20%, 3/20/2072 (j)	11,508	12,053
Pool # CM9934, ARM, 5.23%, 3/20/2072 (j)	12,690	13,284
Pool # CK2792, ARM, 5.26%, 3/20/2072 (j)	28,963	30,442
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CL8122, ARM, 5.26%, 3/20/2072 (j)	31,552	33,174
Pool # CK2804, ARM, 5.16%, 4/20/2072 (j)	31,696	33,174
Pool # BL8377, ARM, 5.25%, 4/20/2072 (j)	19,365	20,389
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	1	1
Pool # 2457, 7.50%, 7/20/2027	2	2
Pool # 2538, 8.00%, 1/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	91	95
Pool # 5020, 7.50%, 5/20/2032	34	35
Pool # 738210, 7.00%, 6/20/2032	82	84
Pool # 738062, 6.00%, 11/20/2032	115	117
Pool # 738059, 6.00%, 10/20/2033	81	83
Pool # 738049, 6.00%, 3/20/2035	87	91
Pool # 737987, 6.00%, 4/20/2036	7	8
Pool # 737975, 6.00%, 9/20/2036	8	8
Pool # 5034, 7.00%, 8/20/2038	7	7
Pool # 4245, 6.00%, 9/20/2038	33	36
Pool # 4930, 7.00%, 10/20/2038	98	102
Pool # 4964, 7.00%, 12/20/2038	7	7
Pool # 4872, 7.00%, 1/20/2039	84	87
Pool # 5072, 6.50%, 10/20/2039	34	36
Pool # 5218, 6.50%, 10/20/2039	77	83
Pool # AS8103, 3.50%, 6/20/2046	1,035	980
Pool # AS8104, 3.75%, 6/20/2046	942	902
Pool # AS8105, 4.00%, 6/20/2046	764	738
Pool # AS8106, 3.50%, 7/20/2046	1,402	1,327
Pool # AS8107, 3.75%, 7/20/2046	1,706	1,636
Pool # AY0571, 4.50%, 11/20/2047	2,894	2,870
Pool # BB8791, 4.00%, 12/20/2047	2,983	2,871
Pool # BD6195, 4.00%, 1/20/2048	3,006	2,893
Pool # BE9507, 4.50%, 3/20/2048	1,588	1,588
Pool # BG2382, 4.50%, 3/20/2048	1,189	1,183
Pool # BA7568, 4.50%, 4/20/2048	3,898	3,883
Pool # BD0512, 5.00%, 4/20/2048	1,237	1,246
Pool # BD0532, 5.00%, 6/20/2048	2,621	2,639
Pool # BG3833, 4.50%, 7/20/2048	5,808	5,785
Pool # BD0549, 5.00%, 8/20/2048	1,849	1,843
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BH9109, 4.50%, 10/20/2048	3,380	3,351
Pool # BJ7085, 5.00%, 12/20/2048	2,229	2,295
Pool # BK7188, 4.50%, 2/20/2049	1,698	1,699
Pool # BK7189, 5.00%, 2/20/2049	2,033	2,078
Pool # BN2622, 4.00%, 6/20/2049	5,631	5,510
Pool # BM9677, 4.50%, 6/20/2049	3,259	3,281
Pool # BM9683, 5.00%, 6/20/2049	3,400	3,488
Pool # BJ1310, 4.50%, 7/20/2049	3,954	4,027
Pool # BO2717, 4.50%, 7/20/2049	4,914	5,056
Pool # BO3146, 4.50%, 7/20/2049	2,442	2,457
Pool # BO3147, 4.50%, 7/20/2049	2,228	2,218
Pool # BO3157, 4.50%, 7/20/2049	2,386	2,406
Pool # BO3158, 4.50%, 7/20/2049	1,465	1,473
Pool # BO3159, 4.50%, 7/20/2049	635	628
Pool # BM9690, 5.00%, 7/20/2049	844	867
Pool # BM9701, 4.50%, 8/20/2049	7,301	7,221
Pool # MA7534, 2.50%, 8/20/2051	26,405	23,316
Pool # CH2866, 3.50%, 10/20/2051	13,526	12,922
Pool # CH2907, 3.50%, 10/20/2051	8,531	8,150
Pool # CH2908, 3.50%, 10/20/2051	3,031	2,872
Pool # CH2964, 3.50%, 10/20/2051	7,540	7,240
Pool # CJ3728, 3.50%, 11/20/2051	960	910
Pool # 786362, 3.00%, 2/20/2052	9,630	8,713
Pool # MA7883, 3.50%, 2/20/2052	6,999	6,630
Pool # MA7936, 2.50%, 3/20/2052	76,292	67,368
Pool # CL5064, 3.50%, 3/20/2052	12,154	11,415
Pool # CM2176, 3.50%, 3/20/2052	4,951	4,740
Pool # CL5137, 4.00%, 4/20/2052	7,913	7,654
Pool # MA8097, 2.50%, 6/20/2052	6,285	5,550
Pool # MA8148, 3.00%, 7/20/2052	65,118	59,836
Pool # MA8196, 2.00%, 8/20/2052	17,797	15,100
Pool # MA8200, 4.00%, 8/20/2052	21,704	21,062
Pool # MA8796, 3.00%, 4/20/2053	15,454	14,293
Pool # 786842, 4.00%, 4/20/2053	34,781	33,120
Pool # CS4391, 5.50%, 7/20/2053	17,500	17,868
Pool # MA9100, 2.50%, 8/20/2053	22,857	20,231
Pool # MA9419, 3.50%, 1/20/2054	21,184	20,377
Pool # DL3306, 6.50%, 8/20/2055	30,715	32,261
GNMA II, Single Family, 30 Year
TBA, 5.00%, 3/15/2056 (c)	260,500	261,384
TBA, 5.50%, 3/15/2056 (c)	45,000	45,574
Total Mortgage-Backed Securities (Cost $5,531,426)		5,611,867
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 12.2%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	7,708	971
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	2,629	302
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	359	342
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,978	1,838
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	8,107	8,194
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,125	2,104
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	579	572
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,630	5,452
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	719	692
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,602	1,577
Series 2016-2, Class AA, 3.20%, 6/15/2028	568	557
Series 2016-3, Class AA, 3.00%, 10/15/2028	754	736
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	5,534	5,574
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	13,192
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	12,483
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,833
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	33,894
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,330
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	26,290
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	21,154
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (i)	20,175	19,770
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	6,127
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	7,107	6,986
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	2,699	2,630
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,167	3,237
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	3,250	3,352
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	6,750	7,013
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	13,485	13,607
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	540	540
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,513	8,642
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,204
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.99%, 6/25/2043 (j)	87	86
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	23,765	24,471
7.12%, 7/16/2054 ‡	30,059	30,750
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,744
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,197
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,168
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	27,384
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	13,900	14,502
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	32,500	33,680
Series 2025-4, Class D, 5.41%, 8/15/2031	19,555	19,998
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	17,950	18,568
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	26,790	27,669
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	594	580
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	365	360
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,098	1,073
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	394	376
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	5,784	5,787
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	10,299	10,394
BXG Receivables Note Trust Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	10,964	11,244
Camden 8.50%, 9/15/2031 ‡	19,747	19,512
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	330
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,485	5,312
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,502	4,304
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,591
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	9,185
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	6,812	6,556
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,222
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	19,210
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 (a) (j)	16,503	15,689
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,193
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,269
Series 2022-MH1, Class M, 4.25%, 8/25/2054 (a) (i)	13,172	10,690
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	9	8
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (i)	1,837	1,829
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (i)	1,906	1,896
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,562
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.18%, 6/25/2040 (a) (j)	827	54
CoreVest American Finance Trust Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (j)	3,452	3,436
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,796
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,017
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	3,986	4,001
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,211
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,476
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,562
7.68%, 4/17/2034	38,893	39,546
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,891
Credit One 6.47%, 2/25/2029 ‡ (a)	30,000	30,540
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.54%, 3/25/2034 (j)	17	18
Series 2004-1, Class 3A, 4.35%, 4/25/2034 (j)	288	281
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.69%, 10/25/2034 (j)	53	52
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,241	2,225
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,526	3,380
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	3,556	3,582
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 (a)	28,327	28,654
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	11,149	11,180
Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	20,351	20,575
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	7,628	7,707
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043	4,471	4,596
Series 2023-1A, Class B, 12.73%, 11/30/2043	5,295	5,436
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,659
DT Auto Owner Trust
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,156
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,688
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	3,624	3,239
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	422	422
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	827	793
Energy Assets 8.11%, 6/26/2044 ‡	8,476	8,726
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	14,859	14,933
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,462
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,055
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	35,038
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,683
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,255
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,671
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,362
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,473
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	6,368	6,581
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	31,227
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	6,330
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,581
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,758
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,682
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	14,421
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,419
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	9,123
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	26,296
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	10,748
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	7,766	7,623
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	21,942	21,545
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	40,000	40,734
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,780
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,633
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (j)	14,562	14,518
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	6,875	6,892
Series 2025-TWO, Class C, 12.52%, 5/15/2031 ‡ (a)	7,700	7,739
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,195
FTF 8.00%, 8/15/2026 ‡	5,054	3,664
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	27,672	28,455
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (j)	54	54
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	32,597	33,668
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	7,990	7,986
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	7,987	8,018
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	14,058
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,586
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,229
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,663
Series 2025-3A, Class E, 6.52%, 8/16/2032 (a)	3,400	3,449
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,947
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (j)	3,089	2,941
Series 2023-1A, Class A, 5.90%, 1/17/2061 (a)	17,522	17,809
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	20,238	20,555
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	543	513
Series 2016-1A, Class B, 5.24%, 10/15/2052 (a)	412	382
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	3,501	3,237
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	18,505	18,654
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,487
Grene Energy Senio11.00, 1/25/2027‡	5,078	4,120
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	1,491	1,382
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,228	1,165
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	1,531	1,389
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	809	803
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	368	349
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,361	1,317
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	1,389	1,334
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,531
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	1,305	1,307
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	1,795	1,853
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,330	1,340
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	4,902	4,897
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	781	777
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,390	2,410
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,196	7,088
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,727
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,858	12,038
HPA (Australia) 3.95%, 4/15/2026 ‡	5,646	5,612
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	23,800	24,183
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	39,968	39,968
Jonah 7.80%, 11/10/2037 ‡ (a)	15,384	15,628
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	8,534	8,703
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,612
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	33,705	34,534
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	15,255	15,227
Series 2025-2A, Class A2, 6.62%, 1/10/2041 ‡ (a)	13,787	13,856
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (a) (j)	1,152	19
Series 2012-2, Class A, IO, 1.16%, 8/25/2038 (a) (j)	1,064	17
Series 2013-2, Class A, IO, 1.59%, 3/25/2039 (a) (j)	914	24
Koda Gnb ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	16,967	17,247
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	2,304	2,317
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	164	163
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	2,839
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	1,145	1,146
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	1,028
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	17,272
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	13,328
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	12,144
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	9,420	9,815
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	1,670	1,665
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	13,100	12,823
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,859
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	8,078
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	10,000	10,396
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	9,845	10,041
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	2,017	2,024
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,036
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	25,000	25,096
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	18,700	18,773
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	14,900	14,953
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (j)	8,000	8,000
6.53%, 2/27/2051 ‡	10,000	10,000
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	7	7
Series 2005-1, Class M1, 6.11%, 1/15/2040	161	161
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	401	404
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	487	491
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	200	204
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	10,830	10,905
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	5,967	6,165
12.44%, 12/15/2038 ‡	13,728	13,902
Mpire Series 2025-M, 11.16%, 9/19/2030 ‡ (a)	6,964	6,984
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (a)	16,489	16,536
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	3,018	3,044
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	3,785	3,947
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	3,317	3,442
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	5,518	5,623
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (i)	149	149
Nexgen, Inc. 0.00%, 11/16/2033 ‡ (j)	9,117	9,106
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,152	5,080
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,831
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,021
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,571
Oneslt 8.00%, 12/15/2030 ‡	18,894	18,894
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	955	940
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,434	1,422
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	10,910	10,997
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	29,145	29,145
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	25,078
Piper ABS Issuer LLC 9.81%, 1/15/2046 ‡	24,000	24,000
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,347
Progress Residential Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	9,297
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	21,041
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,636
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,527
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,955
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,291
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	14,169
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	12,230
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,902	10,154
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	32,487	32,529
Raisa Funding LLC 11.71%, 6/15/2038 ‡	7,322	7,540
Rcfii Baml Frn 12.35%, 12/17/2026 ‡ (a)	12,439	12,393
RCKT Mortgage Trust Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (i)	39,650	39,686
Renew
12.50, 12/20/2049‡	428,760	15,678
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	707	673
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1A, Class B, 5.75%, 9/20/2052 (a)	71	71
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	7,737	7,174
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	8,987	9,419
Retium-rcaf 12.35%, 12/17/2026 ‡ (a)	8,620	8,588
Revolution ABS LLC
Series 2026-1, 6.18%, 3/28/2046 ‡	18,120	18,120
Series 2026-1, 9.76%, 3/28/2046 ‡	5,000	5,000
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,606
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,930
Series 2022-5, Class D, 5.67%, 12/16/2030	35,600	35,908
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,610
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,244
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	6,782	6,832
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	20,089
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (i)	119	104
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	2,446	2,447
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	2,086	2,168
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,516	1,602
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	1,791	1,890
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,186	1,217
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	1,476	1,560
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	2,189	2,238
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	791	813
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 3.87%, 6/25/2037 (j)	631	428
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (j)	43,000	42,946
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (j)	43,000	43,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 (a)	2,602	2,667
Towd Point Mortgage Trust Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (i)	36,749	36,943
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 ‡ (a)	1,044	887
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,779
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	212	213
Ucielo 2025-assic
8.01%, 8/9/2033 ‡	100	100
10.51%, 8/9/2033 ‡	275	275
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	1,559	1,558
Series 2014-2, Class A, 3.75%, 9/3/2026	663	661
Series 2016-1, Class AA, 3.10%, 7/7/2028	729	713
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,053	1,024
Series 2018-1, Class AA, 3.50%, 3/1/2030	7,454	7,348
Series 2018-1, Class A, 3.70%, 3/1/2030	772	743
Series 2019-1, Class AA, 4.15%, 8/25/2031	997	992
Series 2019-1, Class A, 4.55%, 8/25/2031	1,190	1,167
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,322	1,239
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,420	6,714
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	13,327	13,870
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	11,892	11,980
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	24,000	23,970
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	—
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	7,034	7,151
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (a)	24,929	25,224
vMobo, Inc. 9.46%, 7/18/2027 ‡	55,000	53,490
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (i)	385	385
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,847	1,885
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	4,408	4,503
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,450
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,505
Wolf Energy Asset Issuer LLC
5.70%, 7/25/2050 ‡	7,287	7,287
6.61%, 7/25/2050 ‡	4,188	4,188
Ygrene 13.75%, 5/1/2028 ‡	12,649	11,930
Total Asset-Backed Securities (Cost $3,148,138)		3,141,907
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	63,165
1.13%, 8/15/2040	109,111	70,918
1.38%, 11/15/2040	61,230	41,113
2.25%, 5/15/2041	46,603	35,403
2.00%, 11/15/2041	45,879	33,104
3.13%, 11/15/2041	40,953	34,904
4.00%, 11/15/2042	136,621	128,872
3.63%, 8/15/2043	11,821	10,530
4.38%, 8/15/2043	25,275	24,861
3.75%, 11/15/2043	63,896	57,754
4.75%, 11/15/2043	110,957	114,208
3.38%, 5/15/2044	47,111	40,199
2.50%, 2/15/2045	66,979	49,161
4.88%, 8/15/2045	86,410	89,880
3.00%, 2/15/2047	141,111	110,160
3.00%, 8/15/2048	93,566	71,870
3.38%, 11/15/2048	101,186	82,965
1.88%, 2/15/2051	30,232	17,643
2.38%, 5/15/2051	174,542	114,584
2.25%, 2/15/2052	28,956	18,318
4.50%, 11/15/2054	204,598	199,882
U.S. Treasury Notes
1.13%, 10/31/2026 (m)	165,946	163,213
0.50%, 8/31/2027	183,364	175,592
3.63%, 8/31/2029	345,545	347,705
4.13%, 11/30/2029	58,850	60,236
3.63%, 8/31/2030	245,935	247,213
4.25%, 11/15/2034	214,794	220,676
4.63%, 2/15/2035	46,970	49,550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds
4.71%, 5/15/2031 (n)	141,586	117,450
5.27%, 11/15/2033 (n)	30,160	22,448
5.25%, 5/15/2040 (n)	63,558	33,455
3.32%, 8/15/2040 (n)	37,081	19,222
3.24%, 8/15/2041 (n)	129,383	63,616
4.22%, 2/15/2042 (n)	10,407	4,961
3.84%, 5/15/2042 (n)	18,492	8,674
3.99%, 11/15/2042 (n)	7,625	3,473
2.48%, 11/15/2043 (n)	24,977	10,739
Total U.S. Treasury Obligations (Cost $3,141,098)		2,957,717
Commercial Mortgage-Backed Securities — 10.6%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (j)	23,414	21,073
Acrc 5.25%, 11/15/2026 ‡ (a)	24,000	23,491
Areit Frn 8.20%, 10/17/2026 ‡ (a)	30,000	29,763
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (j)	7,518	6,727
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (j)	7,519	6,863
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,446
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	6,161
Series 2025-FRR5, Class C736, 1.74%, 9/27/2052 ‡ (a) (j)	10,609	10,393
Series 2025-FRR5, Class D736, 1.74%, 9/27/2052 ‡ (a) (j)	10,608	10,296
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	9,318
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,638
BOFAS Re-REMIC Trust Series 2026-FRR7, Class BGX1, 3.59%, 10/27/2037 (a) (j)	8,920	8,572
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (j)	4,854	4,151
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,308	21,280
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026	6,795	6,749
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	13,781
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,557
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	11,375
Series 2021-FRR1, Class BK58, 2.38%, 9/29/2029 (a) (j)	10,863	10,560
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (j)	899	888
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (j)	23,201	22,893
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (a) (j)	8,808	2
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	12,723
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (j)	28,800	29,191
DLIC Re-REMIC Trust Series 2025-FRR1, Class BGX1, 3.59%, 10/27/2037 ‡ (a) (j)	9,390	9,039
FHLMC Series 2025-MN11, Class M2, 6.32%, 7/25/2045 (a) (j)	15,955	15,947
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.37%, 9/25/2043 (a) (j)	11,110	11,911
Series 2025-MN12, Class M2, 6.42%, 11/25/2045 (a) (j)	18,100	18,102
Series 2021-MN1, Class M2, 7.42%, 1/25/2051 (a) (j)	54,613	56,670
Series 2021-MN3, Class M1, 5.97%, 11/25/2051 (a) (j)	1,745	1,746
Series 2021-MN3, Class M2, 7.67%, 11/25/2051 (a) (j)	9,418	9,747
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.17%, 5/25/2052 (a) (j)	6,067	6,676
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	8,049	8,017
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,399
Series KJ26, Class A2, 2.61%, 7/25/2027	5,749	5,693
Series K070, Class A2, 3.30%, 11/25/2027 (j)	5,868	5,828
Series W5FX, Class AFX, 3.34%, 4/25/2028 (j)	9,620	9,530
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (j)	170,657	4,591
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	46,742
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,977
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,318
Series K128, Class X3, IO, 2.78%, 4/25/2031 (j)	12,474	1,472
Series K142, Class AM, 2.40%, 3/25/2032	21,356	19,553
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,773
Series K146, Class A2, 2.92%, 6/25/2032	13,105	12,363
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,855
Series K-152, Class A2, 3.78%, 11/25/2032 (j)	34,000	33,610
Series K-160, Class A2, 4.50%, 8/25/2033 (j)	34,000	34,898
Series KX04, Class XFX, IO, 1.33%, 1/25/2034 (j)	112,890	3,931
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	29,258
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (j)	4,320	991
Series Q014, Class X, IO, 2.77%, 10/25/2055 (j)	19,851	2,863
FNMA ACES
Series 2016-M6, Class A2, 2.49%, 5/25/2026	3,655	3,639
Series 2016-M7, Class A2, 2.50%, 9/25/2026	3,092	3,074
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (j)	6,413	6,349
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (j)	9,385	9,285
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	3,679	3,653
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	6,299	6,246
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (j)	22,288	21,947
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (j)	24,640	24,370
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (j)	6,635	6,562
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (j)	9,417	9,358
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (j)	31,946	31,886
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (j)	28,842	1,025
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (j)	12,984	12,767
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,069	14,832
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	25,788	25,185
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (j)	4,174	4,085
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,605	4,457
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (j)	75,379	2,444
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (j)	13,552	13,408
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (j)	32,285	33,150
Series 2023-M1S, Class A2, 4.50%, 4/25/2033 (j)	6,868	7,063
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	54,759
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	19,541
FREMF Mortgage Trust
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (j)	32,247	30,930
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	10,233
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	97,552	163
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	30
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	562,434	1,113
Series 2021-KHG3, Class CFX, 2.40%, 9/25/2028 (a) (j)	26,000	23,832
Series 2021-KHG3, Class CFL, 9.08%, 9/25/2028 (a) (j)	18,064	18,155
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	45,479
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	332
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	51,321
Series 2019-KBF3, Class C, 8.54%, 1/25/2029 (a) (j)	8,377	8,104
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (j)	3,500	3,307
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	10,329
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	809,888	1,930
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	196,075	333
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	19,557
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	84
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (j)	21,859	19,904
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	496
Series 2019-KS12, Class B, 6.59%, 8/25/2029 (a) (j)	9,349	9,350
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (j)	27,300	23,361
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (j)	41,999	35,140
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	18,755
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	323
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	19,200	13,700
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	223,475	770
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	19,200	72
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	10,282
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	96,764	184
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	35
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	18,153
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	266,593	720
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	92
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (j)	8,902	8,387
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	428,934	1,932
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	21,354
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	275
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	28,224
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-K159, Class C, PO, 11/25/2033 (a)	32,953	19,328
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	22,000	127
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	27,993
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	16,176
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	22,975	12,241
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	26,100
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	363
Series 2016-K55, Class B, 4.15%, 4/25/2049 (a) (j)	9,707	9,678
Series 2016-K56, Class B, 3.93%, 6/25/2049 (a) (j)	3,445	3,431
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	47,050
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	53,306
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	317
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (j)	9,147	9,060
Series 2016-K59, Class B, 3.56%, 11/25/2049 (a) (j)	4,576	4,544
Series 2017-K61, Class C, 3.70%, 12/25/2049 (a) (j)	5,189	5,123
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (j)	11,547	11,464
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (j)	4,854	4,805
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (j)	9,707	9,624
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	46,081
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	27,028
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	60,736
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	60,028
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	901,152	2,903
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	783
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (j)	10,678	10,481
Series 2020-K740, Class D, PO, 11/25/2052 (a)	38,200	33,773
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	396,157	472
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	93,600	124
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	44,921
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	663,313	1,966
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	508
Series 2020-K109, Class D, PO, 5/25/2053 (a)	37,171	25,710
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	41,333
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	367,632	1,186
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	90,000	308
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	34,818
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	497,085	1,715
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	413
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	31,958
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	480,251	1,696
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	368
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	34,369
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	384,897	386
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	122
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,131	55,661
Series 2021-K126, Class D, PO, 1/25/2054 (a)	42,427	29,338
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	754
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	434,495	1,631
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	111,000	449
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	435,430	1,458
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	16,510
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1D, PO, 11/29/2050 ‡ (a)	2,134	1,958
Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	7,028
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	14,300	11,469
Series 2021-FRR2, Class BK78, 2.35%, 9/27/2051 (a) (j)	5,734	5,140
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	30,021
HCFT 7.25%, 1/13/2027 ‡	28,011	27,823
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.38%, 4/15/2038 (a) (j)	18,949	18,949
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	27,470
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (j)	28,203	28,634
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (j)	41,640	42,257
Series 2023-01, Class M10, 10.17%, 11/25/2053 (a) (j)	55,430	63,676
Series 2025-01, Class M1, 6.07%, 5/25/2055 (a) (j)	15,990	16,246
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.60%, 12/18/2051 ‡ (a) (j)	8,882	7,780
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	14,228	14,141
PRM7 Trust Series 2025-PRM7, Class E, 6.62%, 11/10/2042 (a) (j)	13,390	13,535
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	10,552	10,447
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	20,433	20,439
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	33,413	33,383
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	16,094
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.25%, 2/13/2053 (a) (j)	51,584	1,868
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	31,153	27,101
SMRT Series 2022-MINI, Class E, 6.36%, 1/15/2039 (a) (j)	3,000	2,996
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (j)	5,887	5,298
WHARF Commercial Mortgage Trust Series 2025-DC, Class D, 6.83%, 7/15/2040 (a) (j)	6,095	6,398
Total Commercial Mortgage-Backed Securities (Cost $2,703,796)		2,735,085
Collateralized Mortgage Obligations — 4.0%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,350	9,393
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	39,010	39,580
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (i)	12,000	12,245
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	154	158
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	107	87
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	427	328
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	273	152
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	112	54
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	—	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (j)	12,500	12,581
10.14%, 3/25/2031 ‡ (j)	7,500	7,638
Series 2025-RTL1, Class M1, 7.96%, 5/25/2040 (a) (j)	7,600	7,679
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	429	428
Series 2005-7, Class 30, PO, 11/25/2035	16	16
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.81%, 7/25/2034 (j)	33	32
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.83%, 10/25/2033 (j)	8	8
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	8,691	8,808
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.15%, 6/25/2035 (j)	173	174
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A25, 5.75%, 4/25/2034	49	50
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	54	54
Series 2005-22, Class 2A1, 4.79%, 11/25/2035 (j)	120	100
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (j)	22	22
Series 2004-HYB4, Class AA, 4.12%, 12/25/2034 (j)	14	13
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	58
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	42
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	165	179
5.77%, 1/10/2033 (a)	222	228
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	9,971
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,520	7,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,956	9,550
Series 2019-3, Class MT, 3.50%, 10/25/2058	32,123	29,793
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,679	11,179
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,681	32,978
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,961	24,126
Series 2021-1, Class BXS, 13.27%, 9/25/2060 (a) (j)	10,069	8,183
Series 2021-2, Class BXS, 13.59%, 11/25/2060 (a) (j)	4,719	3,759
Series 2022-1, Class MTU, 3.25%, 11/25/2061	24,919	22,182
Series 2023-1, Class MT, 3.00%, 10/25/2062	21,275	18,391
Series 2024-2, Class MT, 3.50%, 5/25/2064	36,388	33,132
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	8	—
Series 4060, Class TB, 2.50%, 6/15/2027	883	876
Series 2022, Class PE, 6.50%, 1/15/2028	1	1
Series 2036, Class PG, 6.50%, 1/15/2028	9	9
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2091, Class PG, 6.00%, 11/15/2028	34	35
Series 2116, Class ZA, 6.00%, 1/15/2029	9	9
Series 2148, Class ZA, 6.00%, 4/15/2029	2	3
Series 2995, Class FT, 4.02%, 5/15/2029 (j)	15	15
Series 2530, Class SK, IF, IO, 4.33%, 6/15/2029 (j)	53	3
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 3648, Class CY, 4.50%, 3/15/2030	86	87
Series 2293, Class ZA, 6.00%, 3/15/2031	12	12
Series 2310, Class Z, 6.00%, 4/15/2031	2	2
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	16	15
Series 2330, Class PE, 6.50%, 6/15/2031	34	35
Series 2410, Class QB, 6.25%, 2/15/2032	77	79
Series 2534, Class SI, IF, 11.25%, 2/15/2032 (j)	8	10
Series 2427, Class GE, 6.00%, 3/15/2032	179	187
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2430, Class WF, 6.50%, 3/15/2032	123	129
Series 2594, Class IV, IO, 7.00%, 3/15/2032	20	2
Series 2643, Class SA, IF, 20.98%, 3/15/2032 (j)	2	3
Series 2466, Class DH, 6.50%, 6/15/2032	13	14
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,449	100
Series 2543, Class YX, 6.00%, 12/15/2032	77	81
Series 2557, Class HL, 5.30%, 1/15/2033	41	42
Series 2586, IO, 6.50%, 3/15/2033	69	5
Series 2610, Class UI, IO, 6.50%, 5/15/2033	62	7
Series 2764, Class S, IF, 4.32%, 7/15/2033 (j)	10	10
Series 2656, Class AC, 6.00%, 8/15/2033	29	31
Series 2733, Class SB, IF, 4.61%, 10/15/2033 (j)	82	83
Series 3005, Class PV, IF, 6.80%, 10/15/2033 (j)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	71	75
Series 3611, PO, 7/15/2034	19	18
Series 2845, Class QH, 5.00%, 8/15/2034	55	56
Series 2912, Class EH, 5.50%, 1/15/2035	299	311
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	12	12
Series 3031, Class BN, IF, 6.87%, 8/15/2035 (j)	147	157
Series 3117, Class EO, PO, 2/15/2036	38	34
Series 3134, PO, 3/15/2036	12	10
Series 3152, Class MO, PO, 3/15/2036	73	65
Series 3184, Class YO, PO, 3/15/2036	175	154
Series 3138, PO, 4/15/2036	15	13
Series 3187, Class Z, 5.00%, 7/15/2036	345	355
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	8	8
Series 3201, Class IN, IF, IO, 2.48%, 8/15/2036 (j)	68	5
Series 3202, Class HI, IF, IO, 2.88%, 8/15/2036 (j)	256	25
Series 3855, Class AM, 6.50%, 11/15/2036	32	33
Series 3274, Class B, 6.00%, 2/15/2037	43	46
Series 3292, Class DO, PO, 3/15/2037	19	17
Series 3305, Class IW, IF, IO, 2.68%, 4/15/2037 (j)	97	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3306, Class TC, IF, 5.98%, 4/15/2037 (j)	7	7
Series 3306, Class TB, IF, 6.52%, 4/15/2037 (j)	8	8
Series 3331, PO, 6/15/2037	18	16
Series 3605, Class NC, 5.50%, 6/15/2037	219	231
Series 3383, Class OP, PO, 11/15/2037	30	26
Series 3409, Class DB, 6.00%, 1/15/2038	134	143
Series 3546, Class A, 6.07%, 2/15/2039 (j)	26	26
Series 3531, Class SM, IF, IO, 2.33%, 5/15/2039 (j)	9	1
Series 3572, Class JS, IF, IO, 3.03%, 9/15/2039 (j)	19	1
Series 3592, Class BZ, 5.00%, 10/15/2039	843	866
Series 3609, Class SA, IF, IO, 2.57%, 12/15/2039 (j)	131	9
Series 3610, Class CA, 4.50%, 12/15/2039	69	71
Series 3653, Class HJ, 5.00%, 4/15/2040	34	36
Series 3677, Class PB, 4.50%, 5/15/2040	474	480
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	69	69
Series 4796, Class CZ, 4.00%, 5/15/2048	9,169	8,885
Series 4830, Class WZ, 4.00%, 9/15/2048	9,295	9,001
Series 4995, Class QE, 1.25%, 7/25/2050	29,710	23,743
Series 5354, PO, 10/25/2053	3,065	2,318
FHLMC, STRIPS
Series 186, PO, 8/1/2027	9	9
Series 262, Class 35, 3.50%, 7/15/2042	1,295	1,238
Series 279, Class 35, 3.50%, 9/15/2042	339	324
Series 323, Class 300, 3.00%, 1/15/2044	1,285	1,202
Series 334, Class 300, 3.00%, 8/15/2044	1,258	1,172
Series 406, PO, 10/25/2053	11,498	10,272
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.12%, 10/25/2037 (j)	162	150
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.78%, 9/25/2034 (j)	22	23
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.33%, 12/25/2034 (j)	34	34
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	56	58
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	55	56
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	122	127
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	13	13
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	25	26
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	50	52
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,492	94,214
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (j)	4,641	16
Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	11,767	226
Series 2002-T4, Class A2, 7.00%, 12/25/2041	139	145
Series 2002-T4, Class A4, 9.50%, 12/25/2041	242	265
Series 2002-T19, Class A1, 6.50%, 7/25/2042	210	222
Series 2002-T16, Class A2, 7.00%, 7/25/2042	262	279
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	70	72
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	73	74
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	91	96
Series 2004-T3, Class 14, IO, 0.62%, 2/25/2044 (j)	1,661	8
FNMA, REMIC
Series 1997-11, Class E, 7.00%, 3/18/2027	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	61	1
Series 1997-42, Class EG, 8.00%, 7/18/2027	3	3
Series 1997-63, Class ZA, 6.50%, 9/18/2027	—	—
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	581	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1999-47, Class JZ, 8.00%, 9/18/2029	16	16
Series 2000-8, Class Z, 7.50%, 2/20/2030	21	22
Series 2001-36, Class ST, IF, IO, 4.72%, 11/25/2030 (j)	31	2
Series 2001-14, Class Z, 6.00%, 5/25/2031	13	13
Series 2001-16, Class Z, 6.00%, 5/25/2031	14	14
Series 2001-72, Class SB, IF, IO, 3.72%, 12/25/2031 (j)	79	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	145	152
Series 2002-19, Class SC, IF, 7.57%, 3/17/2032 (j)	—	—
Series 2002-56, Class PE, 6.00%, 9/25/2032	194	203
Series 2002-86, Class PG, 6.00%, 12/25/2032	138	144
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,483	97
Series 2003-25, Class KP, 5.00%, 4/25/2033	368	370
Series 2003-22, Class Z, 6.00%, 4/25/2033	103	107
Series 2003-47, Class PE, 5.75%, 6/25/2033	117	122
Series 2003-64, Class SX, IF, 4.26%, 7/25/2033 (j)	7	7
Series 2003-91, Class SD, IF, 6.20%, 9/25/2033 (j)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	3,497	3,700
Series 2004-72, Class F, 4.28%, 9/25/2034 (j)	14	14
Series 2005-19, Class PB, 5.50%, 3/25/2035	643	669
Series 2005-42, Class PS, IF, 7.55%, 5/25/2035 (j)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	11
Series 2005-53, Class CS, IF, IO, 2.92%, 6/25/2035 (j)	85	4
Series 2005-65, Class KO, PO, 8/25/2035	20	18
Series 2005-72, Class WS, IF, IO, 2.97%, 8/25/2035 (j)	31	2
Series 2005-84, Class XM, 5.75%, 10/25/2035	19	20
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-90, Class ES, IF, 7.42%, 10/25/2035 (j)	10	11
Series 2005-106, Class US, IF, 10.70%, 11/25/2035 (j)	5	6
Series 2006-9, Class KZ, 6.00%, 3/25/2036	85	90
Series 2006-22, Class AO, PO, 4/25/2036	42	38
Series 2006-27, Class OB, PO, 4/25/2036	356	303
Series 2006-27, Class OH, PO, 4/25/2036	8	7
Series 2006-20, Class IB, IF, IO, 2.81%, 4/25/2036 (j)	82	8
Series 2011-19, Class ZY, 6.50%, 7/25/2036	71	77
Series 2006-77, Class PC, 6.50%, 8/25/2036	36	37
Series 2006-110, PO, 11/25/2036	40	36
Series 2006-128, PO, 1/25/2037	46	41
Series 2007-10, Class Z, 6.00%, 2/25/2037	15	16
Series 2007-22, Class SC, IF, IO, 2.30%, 3/25/2037 (j)	4	—
Series 2007-54, Class IB, IF, IO, 2.63%, 6/25/2037 (j)	1,393	163
Series 2007-109, Class YI, IF, IO, 2.67%, 12/25/2037 (j)	679	83
Series 2008-91, Class SI, IF, IO, 2.22%, 3/25/2038 (j)	139	5
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	295	39
Series 2008-62, Class SM, IF, IO, 2.42%, 7/25/2038 (j)	281	20
Series 2009-29, Class LA, 1.06%, 5/25/2039 (j)	142	131
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	85	12
Series 2009-112, Class ST, IF, IO, 2.47%, 1/25/2040 (j)	151	16
Series 2009-112, Class SW, IF, IO, 2.47%, 1/25/2040 (j)	100	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	371	385
Series 2010-49, Class SC, IF, 5.10%, 3/25/2040 (j)	54	55
Series 2010-35, Class SB, IF, IO, 2.64%, 4/25/2040 (j)	143	10
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,232	1,225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-126, Class KB, 4.00%, 12/25/2041	4,480	4,495
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,374	5,190
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,395	4,206
Series 2007-71, Class GZ, 6.00%, 7/25/2047	52	56
Series 2019-20, Class H, 3.50%, 5/25/2049	5,122	4,790
Series 2025-18, Class MA, 0.50%, 9/25/2054	71,734	61,589
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.85%, 6/25/2029 (j)	1,741	32
Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	74	75
Series 2002-W10, IO, 0.90%, 8/25/2042 (j)	980	41
Series 2003-W4, Class 2A, 5.02%, 10/25/2042 (j)	38	39
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (j)	5,828	178
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	149	139
Series 380, Class S36, IF, IO, 4.12%, 7/25/2037 (j)	53	7
Series 383, Class 68, IO, 6.50%, 9/25/2037	32	6
Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	19	3
Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	44	7
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	6
Series 2005-AR3, Class 3A4, 4.37%, 6/19/2035 (j)	18	17
GNMA
Series 2014-60, Class W, 4.06%, 2/20/2029 (j)	58	58
Series 2003-18, Class PG, 5.50%, 3/20/2033	157	156
Series 2003-52, Class SB, IF, 4.95%, 6/16/2033 (j)	19	18
Series 2003-101, Class SK, IF, IO, 2.79%, 10/17/2033 (j)	237	1
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-2, Class SA, IF, 6.65%, 1/16/2034 (j)	80	80
Series 2004-19, Class KE, 5.00%, 3/16/2034	669	668
Series 2004-86, Class SP, IF, IO, 2.32%, 9/20/2034 (j)	22	—
Series 2004-90, Class SI, IF, IO, 2.32%, 10/20/2034 (j)	124	5
Series 2010-31, Class SK, IF, IO, 2.32%, 11/20/2034 (j)	84	—
Series 2004-105, Class SN, IF, IO, 2.32%, 12/20/2034 (j)	278	1
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	20	2
Series 2006-26, Class S, IF, IO, 2.72%, 6/20/2036 (j)	226	2
Series 2006-33, Class PK, 6.00%, 7/20/2036	69	70
Series 2009-81, Class A, 5.75%, 9/20/2036	35	35
Series 2007-7, Class EI, IF, IO, 2.42%, 2/20/2037 (j)	331	22
Series 2007-9, Class CI, IF, IO, 2.42%, 3/20/2037 (j)	217	14
Series 2007-17, Class JO, PO, 4/16/2037	24	20
Series 2007-16, Class KU, IF, IO, 2.87%, 4/20/2037 (j)	210	4
Series 2007-22, Class PK, 5.50%, 4/20/2037	345	351
Series 2007-26, Class SC, IF, IO, 2.42%, 5/20/2037 (j)	71	1
Series 2007-24, Class SA, IF, IO, 2.73%, 5/20/2037 (j)	318	16
Series 2009-16, Class SJ, IF, IO, 3.02%, 5/20/2037 (j)	341	14
Series 2008-34, Class OC, PO, 6/20/2037	70	54
Series 2009-106, Class XL, IF, IO, 2.97%, 6/20/2037 (j)	98	4
Series 2009-79, Class OK, PO, 11/16/2037	49	42
Series 2007-67, Class SI, IF, IO, 2.73%, 11/20/2037 (j)	68	—
Series 2008-40, Class SA, IF, IO, 2.63%, 5/16/2038 (j)	189	9
Series 2008-40, Class PS, IF, IO, 2.73%, 5/16/2038 (j)	87	5
Series 2008-50, Class SA, IF, IO, 2.45%, 6/20/2038 (j)	521	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-49, Class PH, 5.25%, 6/20/2038	369	368
Series 2008-55, Class PL, 5.50%, 6/20/2038	345	344
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	141	1
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	58	1
Series 2009-72, Class SM, IF, IO, 2.48%, 8/16/2039 (j)	116	9
Series 2010-157, Class OP, PO, 12/20/2040	114	100
Series 2015-157, Class GA, 3.00%, 1/20/2045	176	171
Series 2025-6, Class GA, 3.50%, 1/20/2048	52,444	51,308
Series 2022-83, Class GZ, 3.00%, 5/20/2052	16,159	13,637
Series 2012-H11, Class FA, 4.50%, 2/20/2062 (j)	560	562
Series 2012-H18, Class FA, 4.35%, 8/20/2062 (j)	54	54
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 4.80%, 8/20/2063 (j)	141	143
Series 2013-H23, Class FA, 5.10%, 9/20/2063 (j)	181	182
Series 2015-H02, Class HA, 2.50%, 1/20/2065	67	64
Series 2015-H04, Class FL, 4.42%, 2/20/2065 (j)	828	828
Series 2015-H23, Class FB, 4.32%, 9/20/2065 (j)	983	983
Series 2015-H32, Class FH, 4.46%, 12/20/2065 (j)	97	98
Series 2016-H16, Class FD, 5.16%, 6/20/2066 (j)	1,417	1,434
Series 2016-H17, Class FC, 4.63%, 8/20/2066 (j)	1,156	1,161
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (j)	4,505	188
Series 2017-H11, Class XI, IO, 2.25%, 5/20/2067 (j)	14,541	514
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (j)	6,416	167
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (j)	5,841	249
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H23, Class FA, 4.28%, 10/20/2067 (j)	5,429	5,429
Series 2019-H09, Class FA, 4.30%, 5/20/2069 (j)	4,402	4,403
Series 2021-H10, Class AF, 5.16%, 6/20/2071 (j)	22,367	22,980
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	19,336	19,053
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	27	27
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	28	28
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	38	40
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	12	13
Series 2005-5F, Class 8A1, 4.29%, 6/25/2035 (j)	7	6
Series 2005-5F, Class 8A3, 4.29%, 6/25/2035 (j)	4	4
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.17%, 10/25/2034 (a) (j)	12,694	13,036
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (i)	20,000	20,362
Impac CMB Trust
Series 2004-10, Class 3A1, 4.49%, 3/25/2035 (j)	59	58
Series 2004-10, Class 3A2, 4.59%, 3/25/2035 (j)	38	38
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	3	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	15	15
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (j)	16	16
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (j)	41	42
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	15	15
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	151	139
Series 2007-A1, Class 5A2, 5.82%, 7/25/2035 (j)	9	9
LHOME Mortgage Trust Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	21,368	21,384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (j)	20,000	20,154
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (j)	10	10
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	144	143
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	192	195
Series 2004-7, Class 30, PO, 8/25/2034	12	9
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	8	8
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	22	19
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	7	5
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 4.63%, 7/25/2029 (j)	15	15
Series 2004-D, Class A3, 5.83%, 9/25/2029 (j)	9	8
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	10,513	10,531
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (j)	74	74
Series 2004-7AR, Class 2A6, 5.27%, 9/25/2034 (j)	18	18
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	52	46
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	12,997
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	15,200	15,381
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	52,074	53,048
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	21,868	21,873
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	38
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	21	21
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	2,695	2,678
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.42%, 9/25/2032 (a) (j)	8,047	8,337
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	488	451
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	40
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	7
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	23,496	20,764
Series 2025-2, Class MTU, 3.25%, 6/25/2065	33,676	29,341
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.92%, 10/25/2034 (a) (j)	31,730	32,234
Sequoia Mortgage Trust Series 2004-8, Class A2, 4.76%, 9/20/2034 (j)	84	80
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.22%, 10/25/2034 (j)	15	14
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.18%, 9/25/2033 (j)	175	170
Series 2003-37A, Class 2A, 5.43%, 12/25/2033 (j)	25	25
Series 2003-37A, Class 1A, 5.50%, 12/25/2033 (j)	331	330
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	996	988
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	32,619	30,051
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,617
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	10	10
Series 1998-1, Class 2E, 7.00%, 3/15/2028	96	97
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	18	18
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.19%, 8/25/2033 (j)	41	40
Series 2003-AR9, Class 1A6, 5.39%, 9/25/2033 (j)	31	31
Series 2004-AR3, Class A1, 5.33%, 6/25/2034 (j)	12	12
Series 2004-AR3, Class A2, 5.33%, 6/25/2034 (j)	111	107
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	90	89
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (j)	82	76
Series 2005-AR2, Class 2A21, 4.45%, 1/25/2045 (j)	10	10
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	188	176
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	64	67
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 6.49%, 7/25/2034 (j)	19	20
Series 2004-U, Class A1, 6.69%, 10/25/2034 (j)	46	46
Total Collateralized Mortgage Obligations (Cost $1,038,752)		1,026,311
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (k)	1,400	1,468
8.63%, 2/4/2030 (a)	1,613	1,746
5.88%, 2/16/2031 (k)	1,600	1,554
7.63%, 5/29/2032 (k)	4,900	5,024
9.45%, 2/4/2033 (a)	1,938	2,174
7.30%, 9/30/2033 (k)	2,500	2,509
8.50%, 1/31/2047 (k)	5,800	5,539
8.70%, 3/1/2049 (k)	2,500	2,429
8.88%, 5/29/2050 (k)	3,600	3,519
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Argentine Republic
4.12%, 7/9/2035 (i)	29,440	22,143
3.50%, 7/9/2041 (i)	8,900	6,217
Benin Government Bond 7.96%, 2/13/2038 (a)	4,189	4,392
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	4,943	5,532
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	4,124
6.00%, 2/22/2033 (k)	5,243	5,348
5.88%, 1/30/2060 (a)	3,545	3,198
Federal Republic of Nigeria
6.50%, 11/28/2027 (k)	4,150	4,213
6.13%, 9/28/2028 (a)	4,080	4,113
9.13%, 1/13/2046 (a)	6,870	7,475
Federative Republic of Brazil 7.13%, 5/13/2054	5,000	5,092
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (k)	2,500	2,514
5.75%, 11/12/2032 (a)	11,892	11,690
7.38%, 10/10/2047 (k)	4,000	3,952
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	9,000	8,887
8.88%, 4/8/2051 (a)	8,000	7,900
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,997
Republic of Angola 8.00%, 11/26/2029 (a)	2,500	2,487
Republic of Colombia
6.13%, 1/21/2031	2,669	2,662
7.50%, 2/2/2034	1,491	1,548
7.75%, 11/7/2036	2,090	2,176
8.75%, 11/14/2053	10,824	11,888
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,925	3,341
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (k)	8,166	8,088
8.08%, 4/1/2036 (a)	6,350	6,846
8.25%, 1/30/2037 (a)	1,468	1,603
6.75%, 2/25/2041 (a)	7,483	7,139
Republic of Ecuador
8.75%, 1/29/2034 (a)	2,088	2,107
6.90%, 7/31/2035 (a) (i)	15,557	14,115
9.25%, 1/29/2039 (a)	12,171	12,378
5.00%, 7/31/2040 (a) (i)	6,311	5,150
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	12,415
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Guatemala 6.25%, 8/15/2036 (a)	8,246	8,738
Republic of Honduras 8.63%, 11/27/2034 (a)	4,900	5,692
Republic of Iraq 5.80%, 1/15/2028 (k)	950	945
Republic of Kenya
7.88%, 10/9/2033 (a)	4,080	4,065
9.50%, 3/5/2036 (a)	7,034	7,391
8.80%, 10/9/2038 (a)	5,750	5,690
Republic of Montenegro 7.25%, 3/12/2031 (a)	2,200	2,356
Republic of Panama 5.66%, 2/23/2038	2,716	2,728
Republic of Paraguay
5.00%, 4/15/2026 (k)	129	129
6.10%, 8/11/2044 (k)	1,400	1,456
5.60%, 3/13/2048 (k)	4,589	4,459
5.40%, 3/30/2050 (k)	14,281	13,481
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,579
7.30%, 4/20/2052	2,000	2,019
7.95%, 11/19/2054 (a)	6,371	6,881
7.25%, 12/11/2055 (a)	4,998	4,998
Republic of Turkiye (The) 7.63%, 5/15/2034	4,000	4,284
Romania Government Bond 6.00%, 9/24/2044 (a)	EUR8,293	9,785
Suriname Government International Bond
7.70%, 11/6/2030 (a)	6,190	6,374
8.50%, 11/6/2035 (a)	8,515	9,094
Total Foreign Government Securities (Cost $325,510)		340,836
Loan Assignments — 0.9% (o)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (d)	6,364	6,352
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (d)	7,562	7,554
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (d)	8,781	8,740
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (d)	3,251	3,224
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (d)	5,096	5,093
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (d)	3,573	3,570
		20,627
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 12/20/2029 (d)	4,049	4,048
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030 (d)	5,085	4,258
		8,306
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (d)	3,477	3,478
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (b) (d)	38	34
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (d)	1,093	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (d)	1,604	288
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (b) (d)	308	274
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (b) (d)	286	258
		854
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033 (d)	991	988
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031 (d)	3,475	3,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030 (d)	4,397	4,226
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032 (d)	9,279	9,279
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (d)	1,483	1,479
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (d)	3,302	3,296
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (d)	604	603
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031 (d)	6,320	6,309
		10,208
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (d)	421	422
Health Care Providers & Services — 0.0% ^
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.67%, 9/27/2030 (d)	3,281	3,172
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (d)	1,169	1,169
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 11/25/2032 (d)	1,177	1,179
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.02%, 8/21/2028 (d)	3,496	3,493
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030 (d)	1,050	1,046
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (d)	4,347	4,295
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/27/2030 (d)	5,209	5,177
		14,011
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (d)	3,886	3,775
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028 (d)	3,592	2,907
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031 (d)	2,431	1,647
		8,329
Leisure Products — 0.0% ^
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030 (d)	301	302
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (h) (j)	122	1
		303
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029 (d)	3,082	3,080
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031 (d)	2,605	2,606
		5,686
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 12/9/2030 (d)	13,353	13,328
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028 (d)	1,096	1,099
		14,427
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032 (d)	8,512	8,530
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030 (d)	4,412	4,411
		12,941
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (d)	7,807	7,790
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (d)	3,666	1,980
Knowlton Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/15/2028 (d)	3,508	3,468
		5,448
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (d)	2,343	2,279
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/29/2032 (d)	1,515	1,515
		3,794
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (d)	12,673	12,631
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (d)	10,178	10,104
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (d)	4,183	4,068
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (d)	8,050	7,773
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029 (d)	2,990	1,869
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (d)	9,880	9,065
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (d)	6,542	6,181
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (d)	9,241	8,728
		37,684
Specialty Retail — 0.0% ^
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (b)	133	132
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (d)	2,588	2,481
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (d)	5,638	5,567
		8,180
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (d) (p)	4,728	4,713
Total Loan Assignments (Cost $239,394)		228,787
Municipal Bonds — 0.1% (q)
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	891
Virginia — 0.1%
FHLMC Multifamily ML Certificates, Zero Coupon, 5/25/2033 (a)	23,057	14,028
Total Municipal Bonds (Cost $14,386)		14,919
	SHARES (000)
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	113	1,260
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	8
INVESTMENTS	SHARES (000)	VALUE ($000)

Broadline Retail — continued
MYT Holding LLC ‡ *	935	234
NMG Parent LLC, Escrow ‡ *	9	4
		246
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	68	572
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	1,551	3
Keenova Therapeutics plc, Class B ‡	16	141
Par Health Inc., Class B ‡	16	1,458
		1,602
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	4	60
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	1,206
iHeartMedia, Inc., Class A *	127	413
		1,619
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	22	4,572
Specialty Retail — 0.0% ^
Neiman Marcus Group, Inc. ‡ *	2	1
Total Common Stocks (Cost $8,788)		9,932
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,640
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	70	1,055
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (r) (s) (Cost $1,549,979)	1,549,657	1,550,277
Total Investments — 100.8% (Cost $26,093,288)		26,029,140
Liabilities in Excess of Other Assets — (0.8)%		(204,665)
NET ASSETS — 100.0%		25,824,475

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $30,008 or 0.12% of the
Fund’s net assets as of February 28, 2026.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(h)	Defaulted security.
(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(k)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(l)	Value is zero.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of February 28, 2026.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	7,418	06/18/2026	USD	844,029	3,639
U.S. Treasury 10 Year Ultra Note	2,919	06/18/2026	USD	340,748	3,461
U.S. Treasury Long Bond	2,658	06/18/2026	USD	314,807	2,197
U.S. Treasury Ultra Bond	7,235	06/18/2026	USD	879,505	7,893
U.S. Treasury 2 Year Note	4,772	06/30/2026	USD	998,466	1,002
U.S. Treasury 5 Year Note	11,969	06/30/2026	USD	1,318,086	3,354
					21,546
Short Contracts
U.S. Treasury Long Bond	(22)	06/18/2026	USD	(2,606)	(32)
U.S. Treasury Ultra Bond	(3)	06/18/2026	USD	(365)	(5)
					(37)
					21,509

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	10,086	EUR	8,533	BNP Paribas	3/31/2026	(13)
Total unrealized depreciation						(13)
Net unrealized depreciation						(13)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 87.6% (a)
Aerospace & Defense — 2.6%
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 10/31/2030 (b)	788	787
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/27/2032 (b)	635	633
Karman Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 4/1/2032 (b)	960	961
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031 (b)	1,143	1,143
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/22/2030 (b)	428	427
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 12/6/2030 (b)	567	567
		4,518
Automobile Components — 2.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (b)	931	929
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.66%, 12/13/2029 (b)	1,000	997
Clarios Global LP, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.50%), 6.17%, 5/6/2030 (b)	490	488
(1-MONTH CME TERM SOFR + 2.75%), 6.42%, 1/28/2032 (b)	589	587
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.68%, 10/4/2028 (b)	809	805
		3,806
Beverages — 0.8%
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (b)	1,396	1,394
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.5%
Shutterfly Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.00%), 9.67%, 10/1/2027 (b)	218	218
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 5.00% (PIK) + 3.82% (Cash)), 12.49%, 10/1/2027 (b) (c)	762	703
		921
Building Products — 3.7%
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 5/14/2029 (b)	582	582
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/8/2032 (b)	1,101	1,097
EMRLD Borrower LP, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (b)	1,032	1,027
(6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (b)	678	675
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/24/2029 (b)	414	415
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (b)	907	899
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (b)	1,203	1,203
(1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (b)	378	378
		6,276
Capital Markets — 1.2%
Acuren Holding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/30/2031 (b)	1,129	1,129
CPI Holdco B LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 5/19/2031 (b)	994	982
		2,111
Chemicals — 1.0%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/12/2031 (b)	576	575
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030 (b)	1,443	1,209
		1,784
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	115

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 5.3%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 8/20/2032 (b)	481	481
APi Group DE, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 1/3/2029 (b)	905	907
BIFM CA Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 5/31/2028 (b)	570	571
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (b)	1,036	1,032
Guardian US Holdco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 1/31/2030 (b)	975	951
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.04%, 6/9/2028 (b)	1,402	1,398
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (b)	1,302	1,303
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/15/2030 (b)	1,280	1,277
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (b)	1,210	1,151
		9,071
Construction & Engineering — 1.1%
Blackfin Pipeline LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 9/29/2032 (b)	1,122	1,127
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.91%, 1/24/2031 (b)	735	736
		1,863
Consumer Staples Distribution & Retail — 2.0%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (b) (c)	822	739
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (c)	2,644	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (c)	5,400	1,150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (b) (c)	913	811
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (b) (c)	849	765
		3,465
Containers & Packaging — 2.9%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 4/1/2032 (b)	1,178	1,165
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033 (b) (d)	1,018	1,015
LABL, Inc., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 6.75%), 10.41%, 11/3/2026 (b) (d)	76	75
0.00%, 10/30/2028(e) (f)	1,495	687
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 4/15/2030 (b)	1,329	1,307
Trident TPI Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.42%, 9/15/2028 (b)	805	776
		5,025
Diversified Consumer Services — 2.5%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (b)	705	705
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 3/27/2031 (b)	738	725
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 12/7/2028 (b) (d)	966	820
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/12/2029 (b)	934	889
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031 (b)	1,217	1,210
		4,349
Diversified Telecommunication Services — 2.0%
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/23/2028 (b)	1,084	1,082
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — continued
Altice Financing SA, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 8.67%, 10/29/2027 (b)	642	472
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (b)	473	474
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030 (b)	590	566
Level 3 Financing, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 3/29/2032 (b) (d)	850	851
		3,445
Electric Utilities — 2.1%
Constellation Renewables LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 12/15/2027 (b)	1,294	1,294
NRG Energy, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75% + 1.75%), 5.52%, 4/16/2031 (b)	1,149	1,151
Vistra Operations Co. LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 12/20/2030 (b)	1,134	1,136
		3,581
Electrical Equipment — 1.4%
BCP VI Summit Holdings LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 1/30/2032 (b)	1,020	1,023
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032 (b)	1,378	1,378
		2,401
Electronic Equipment, Instruments & Components — 2.4%
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 7/2/2029 (b)	671	670
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (b)	1,013	1,012
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/4/2032 (b)	642	644
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Resilience Parent LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 6.13%, 1/21/2033 (b) (d)	618	617
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/27/2032 (b)	1,207	1,210
		4,153
Entertainment — 1.2%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (b) (d)	1,007	977
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 11/21/2031 (b)	1,076	1,076
		2,053
Financial Services — 2.3%
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (b)	713	711
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (b)	760	739
Orion Advisor Solutions, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/24/2030 (b)	1,125	1,080
Shift4 Payments LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.65%, 7/6/2032 (b)	588	588
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 6/24/2031 (b)	824	816
		3,934
Ground Transportation — 2.2%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (b)	1,150	1,148
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (b)	210	210
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031 (b)	1,310	1,307
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	117

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (b)	1,217	936
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (b)	240	184
		3,785
Health Care Equipment & Supplies — 2.3%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 1/15/2031 (b)	1,224	1,224
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 8/4/2031 (b)	1,474	1,485
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (b)	581	581
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/18/2031 (b)	680	676
		3,966
Health Care Providers & Services — 3.9%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2032 (b)	1,001	1,001
Global Medical Response, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.17%, 10/1/2032 (b)	675	674
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/15/2031 (b)	774	773
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 9/22/2032 (b)	1,361	1,362
Radiology Partners, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.17%, 6/30/2032 (b)	898	887
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.67%, 9/27/2030 (b)	698	675
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 12/19/2030 (b)	1,002	1,003
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.79%, 6/28/2028 (b)	318	300
		6,675
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/6/2030 (b)	607	602
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/6/2031 (b)	827	819
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (b)	819	819
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/3/2028 (b)	499	497
		2,737
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 11/25/2032 (b)	532	533
Insurance — 3.9%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 9/19/2031 (b)	1,204	1,175
Asurion LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.75%), 7.26%, 2/14/2033	1,279	1,278
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030 (b)	435	434
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (b)	1,328	1,311
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 7/31/2031 (b)	1,306	1,262
USI, Inc., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/21/2029 (b)	672	669
(3-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/27/2030 (b)	490	487
		6,616
IT Services — 3.0%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (b)	1,258	1,222
Arches Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.02%, 12/6/2027 (b)	820	816
Indy US Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 10/31/2030 (b)	980	946
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028 (b)	503	406
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031 (b)	345	234
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.92%, 7/1/2031 (b)	741	651
Virtusa Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/15/2029 (b)	853	781
		5,056
Leisure Products — 0.1%
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030 (b)	79	79
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (e) (f)	3,333	34
		113
Life Sciences Tools & Services — 0.4%
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (b)	654	646
Machinery — 2.8%
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/16/2029 (b)	198	198
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/10/2033 (b) (d)	812	811
Madison Safety & Flow LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 9/26/2031 (b)	857	856
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029 (b)	1,139	1,138
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031 (b)	840	840
TK Elevator Midco GmbH, 1st Lien Term Loan B (Germany) (6-MONTH CME TERM SOFR + 2.75%), 6.38%, 4/30/2030 (b)	933	933
		4,776
Media — 3.5%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 12/15/2031 (b)	986	985
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028 (b)	1,476	1,481
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.93%, 8/2/2027 (b)	35	35
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.13%, 11/30/2029 (b)	872	844
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.79%, 12/1/2028 (b)	490	488
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029 (b)	1,812	1,564
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.76%, 1/28/2033 (b)	540	508
		5,905
Metals & Mining — 0.3%
Novelis, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 3/11/2032 (b)	459	458
Oil, Gas & Consumable Fuels — 3.9%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032 (b)	240	240
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.41%, 7/30/2032 (b)	923	920
CPPIB OVM Member US LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 8/20/2031 (b)	1,394	1,392
NGL Energy Operating LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/3/2031 (b) (d)	1,194	1,194
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030 (b)	1,060	1,060
Prairie Acquiror LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 8/1/2029 (b)	1,219	1,220
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.44%, 2/15/2030 (b)	628	626
		6,652
Passenger Airlines — 1.8%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (b)	1,523	1,520
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	119

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Passenger Airlines — continued
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (b)	1,181	1,137
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 4/1/2031 (b)	461	461
		3,118
Personal Care Products — 0.9%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (b)	1,285	694
Knowlton Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/15/2028 (b)	869	860
		1,554
Pharmaceuticals — 1.8%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (b)	920	895
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/29/2032 (b)	277	276
Endo Finance Holdings LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 4/23/2031 (b)	1,234	1,235
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/5/2028 (b)	681	683
		3,089
Professional Services — 4.6%
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 10/1/2031 (b)	1,348	1,343
First Advantage Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 10/31/2031 (b) (d)	677	647
Grant Thornton Advisors LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/2/2031 (b)	1,286	1,191
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/17/2031 (b)	1,019	1,020
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 5/9/2031 (b)	820	812
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Professional Services — continued
VT Topco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 8/9/2030 (b) (d)	1,146	1,077
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (b)	1,801	1,795
		7,885
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (b) (d)	897	890
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (b)	646	606
		1,496
Software — 8.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (b)	1,355	1,317
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (b)	1,249	1,206
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (b)	1,025	941
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029 (b)	1,028	643
Cloud Software Group, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 3/21/2031 (b)	648	600
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (b)	995	915
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.67%, 2/16/2029 (b)	345	277
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (b)	1,634	1,499
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (b) (d)	1,294	1,222
Project Boost Purchaser LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/16/2031 (b)	848	806
Proofpoint, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/31/2028 (b)	1,138	1,088
RealPage, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.93%, 4/24/2028 (b)	773	713
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (b)	616	572
Skopima Consilio Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 5/12/2028 (b) (d)	675	532
Thoughtworks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.29%, 3/24/2028 (b)	408	385
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (b) (d)	1,476	1,394
		14,110
Specialty Retail — 2.4%
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (c)	109	109
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (b)	512	492
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032 (b)	1,161	1,153
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.29%, 6/29/2028 (b)	629	588
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 9.41%, 8/23/2029 (b)	1,187	1,059
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (b) (d)	642	634
		4,035
Textiles, Apparel & Luxury Goods — 0.6%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (b)	1,084	1,081
Trading Companies & Distributors — 0.6%
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 4/30/2032 (b)	1,000	999
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 9/13/2029 (b)	547	546
Total Loan Assignments (Cost $164,067)		149,981
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 7.9%
Chemicals — 1.1%
Chemours Co. (The) 5.75%, 11/15/2028 (g)	750	754
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	215
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	989
		1,958
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	498
Diversified Telecommunication Services — 0.6%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	1,150	1,097
Financial Services — 0.4%
Rocket Cos., Inc. 6.50%, 8/1/2029 (g)	575	591
Ground Transportation — 0.7%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (g)	1,250	1,221
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	499
Hotels, Restaurants & Leisure — 1.0%
Vail Resorts, Inc. 5.63%, 7/15/2030 (g)	560	570
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	1,100	1,106
		1,676
Household Durables — 0.4%
Newell Brands, Inc. 8.50%, 6/1/2028 (g)	560	590
Media — 1.0%
DISH DBS Corp. 5.25%, 12/1/2026 (g)	750	728
Sirius XM Radio LLC 4.00%, 7/15/2028 (g)	600	586
Stagwell Global LLC 5.63%, 8/15/2029 (g)	500	461
		1,775
Oil, Gas & Consumable Fuels — 1.9%
Harvest Midstream I LP 7.50%, 9/1/2028 (g)	550	556
Hess Midstream Operations LP 5.88%, 3/1/2028 (g)	103	105
Kinetik Holdings LP 6.63%, 12/15/2028 (g)	1,000	1,031
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,009
SM Energy Co. 8.38%, 7/1/2028 (g)	500	517
		3,218
Semiconductors & Semiconductor Equipment — 0.2%
Synaptics, Inc. 4.00%, 6/15/2029 (g)	350	338
Total Corporate Bonds (Cost $13,190)		13,461
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	121

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 0.7%
Fixed Income — 0.7%
Invesco Senior Loan ETF (Cost $1,277)	61	1,233
Common Stocks — 0.6%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	22,629,369	22
NMG Parent LLC, Escrow ‡ *	15	8
		30
Financial Services — 0.1%
Keenova Therapeutics plc, Class B ‡	2	22
Par Health Inc., Class B ‡	3	221
		243
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	164	394
iHeartMedia, Inc., Class A *	32	104
		498
Specialty Retail — 0.2%
Neiman Marcus Group, Inc. ‡ *	1	—
Serta Simmons Bedding LLC *	31	281
		281
Total Common Stocks (Cost $2,187)		1,052
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (h) (i) (Cost $3,999)	3,999	3,999
Total Investments — 99.1% (Cost $184,720)		169,726
Other Assets in Excess of Liabilities — 0.9%		1,463
NET ASSETS — 100.0%		171,189

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(e)	Defaulted security.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 37.8%
U.S. Treasury Bonds
5.25%, 11/15/2028 (a)	20,000	20,962
1.88%, 2/15/2041	14,500	10,468
2.00%, 11/15/2041	27,000	19,482
3.88%, 2/15/2043	15,000	13,897
3.88%, 5/15/2043	10,000	9,243
3.75%, 11/15/2043	75,300	68,061
3.00%, 5/15/2045	31,000	24,689
4.88%, 8/15/2045	45,380	47,202
4.63%, 11/15/2045	5,960	5,999
2.75%, 11/15/2047	35,000	25,877
2.00%, 2/15/2050	35,000	21,405
1.38%, 8/15/2050	19,491	10,033
U.S. Treasury Notes
3.63%, 5/15/2026	10,000	9,998
2.25%, 2/15/2027	35,000	34,577
2.25%, 8/15/2027	40,000	39,323
3.38%, 12/31/2027	840	840
1.25%, 4/30/2028	11,120	10,628
3.50%, 4/30/2028	5,000	5,011
4.00%, 6/30/2028	25,000	25,346
4.88%, 10/31/2028	25,000	25,936
3.13%, 11/15/2028	25,000	24,831
3.50%, 4/30/2030	30,000	30,026
3.75%, 5/31/2030	17,330	17,511
3.88%, 7/31/2030	30,435	30,913
3.63%, 8/31/2030	8,308	8,351
3.63%, 12/31/2030	7,450	7,484
4.25%, 2/28/2031	25,000	25,812
1.88%, 2/15/2032	20,000	18,123
3.88%, 12/31/2032	12,750	12,875
4.00%, 1/31/2033	10,800	10,986
3.88%, 8/15/2034	5,135	5,143
4.25%, 5/15/2035	24,075	24,693
4.25%, 8/15/2035	11,900	12,196
4.00%, 11/15/2035	12,040	12,083
4.13%, 2/15/2036	4,720	4,783
U.S. Treasury STRIPS Bonds
4.39%, 8/15/2035 (b)	58,400	39,914
4.49%, 5/15/2036 (b)	6,800	4,471
Total U.S. Treasury Obligations (Cost $757,617)		719,172
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 25.7%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,200	1,149
Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,512	9,632
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,044	3,682
FHLMC, REMIC
Series 3188, Class GE, 6.00%, 7/15/2026	4	4
Series 3926, Class MW, 4.50%, 9/15/2026	18	18
Series 1999, Class PU, 7.00%, 10/15/2027	—	—
Series 2031, Class PG, 7.00%, 2/15/2028	10	10
Series 2035, Class PC, 6.95%, 3/15/2028	26	26
Series 2064, Class PD, 6.50%, 6/15/2028	19	19
Series 2095, Class PE, 6.00%, 11/15/2028	18	18
Series 4314, Class DY, 3.50%, 3/15/2029	488	487
Series 4336, Class YB, 3.00%, 5/15/2029	62	62
Series 2152, Class BD, 6.50%, 5/15/2029	4	4
Series 2162, Class TH, 6.00%, 6/15/2029	40	41
Series 2367, Class ME, 6.50%, 10/15/2031	73	76
Series 2647, Class A, 3.25%, 4/15/2032	21	20
Series 2480, Class EJ, 6.00%, 8/15/2032	96	100
Series 4156, Class SB, IF, 0.91%, 1/15/2033 (c)	548	504
Series 4170, Class TS, IF, 0.34%, 2/15/2033 (c)	3,349	3,076
Series 4186, Class JE, 2.00%, 3/15/2033	3,105	2,972
Series 4188, Class JG, 2.00%, 4/15/2033	2,077	1,988
Series 4206, Class DA, 2.00%, 5/15/2033	1,432	1,368
Series 2611, Class QZ, 5.00%, 5/15/2033	501	511
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,040
Series 2915, Class MU, 5.00%, 1/15/2035	566	580
Series 5000, Class CB, 1.25%, 1/25/2035	2,731	2,541
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,364
Series 4458, Class BW, 3.00%, 4/15/2035	5,994	5,808
Series 3085, Class VS, IF, 13.63%, 12/15/2035 (c)	101	125
Series 3181, Class OP, PO, 7/15/2036	394	349
Series 4867, Class WF, 4.31%, 4/15/2037 (c)	2,475	2,447
Series 3413, Class B, 5.50%, 4/15/2037	194	203
Series 3325, Class JL, 5.50%, 6/15/2037	974	1,025
Series 3341, Class PE, 6.00%, 7/15/2037	595	631
Series 4365, Class HZ, 3.00%, 1/15/2040	2,461	2,346
Series 3699, Class QH, 5.50%, 7/15/2040	309	321
Series 3772, Class PE, 4.50%, 12/15/2040	2,293	2,327
Series 4047, Class PB, 3.50%, 1/15/2041	149	149
Series 3927, Class PC, 4.50%, 9/15/2041	3,079	3,128
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,489
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	123

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4039, Class SA, IF, IO, 2.73%, 5/15/2042 (c)	2,093	270
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,107
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,084
Series 4091, Class BQ, 2.00%, 8/15/2042	4,553	4,201
Series 4091, Class PB, 2.00%, 8/15/2042	3,672	3,244
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,813
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,765
Series 4594, Class GN, 2.50%, 2/15/2045	1,236	1,178
Series 4606, Class KP, 2.50%, 7/15/2046	7,903	7,170
Series 4748, Class HE, 3.00%, 1/15/2048	6,438	5,966
Series 4974, Class PH, 1.50%, 6/25/2048	959	798
Series 4933, Class PA, 2.50%, 10/25/2049	5,132	4,600
Series 4925, Class PA, 3.00%, 10/25/2049	6,872	6,397
Series 5072, Class QC, 1.00%, 10/25/2050	6,436	5,329
Series 5190, Class PH, 2.50%, 2/25/2052	4,832	4,545
Series 5258, Class KZ, 4.00%, 9/25/2052	20,262	18,769
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,442	2,281
Series 267, Class 30, 3.00%, 8/15/2042	1,447	1,347
Series 358, Class 300, 3.00%, 10/15/2047	8,125	7,496
Series 406, PO, 10/25/2053	5,749	5,136
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	835	848
Series T-56, Class A, PO, 5/25/2043	586	571
Series T-51, Class 1A, 6.50%, 9/25/2043 (c)	793	838
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,667	28,284
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	83	86
FNMA, REMIC
Series 1998-58, Class PC, 6.50%, 10/25/2028	50	51
Series 2000-8, Class Z, 7.50%, 2/20/2030	29	30
Series 2002-92, Class FB, 4.43%, 4/25/2030 (c)	72	72
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	53	5
Series 2003-67, Class SA, IF, 20.92%, 10/25/2031 (c)	5	6
Series 2011-145, Class PB, 3.50%, 1/25/2032	4,340	4,288
Series 2012-100, Class AY, 3.00%, 9/25/2032	3,798	3,714
Series 2013-50, Class YO, PO, 1/25/2033	1,606	1,417
Series 2003-21, Class PZ, 4.50%, 3/25/2033	422	418
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,449	2,391
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,635
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,578	2,514
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-54, Class FL, 4.18%, 7/25/2034 (c)	117	117
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,006	3,863
Series 2005-22, Class EH, 5.00%, 4/25/2035	914	940
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,944
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,443
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,310	2,237
Series 2005-58, Class EP, 5.50%, 7/25/2035	53	55
Series 2015-59, Class EB, 3.00%, 8/25/2035	3,702	3,580
Series 2005-83, Class LA, 5.50%, 10/25/2035	96	99
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,888
Series 2005-116, Class PC, 6.00%, 1/25/2036	331	343
Series 2006-51, Class FP, 4.13%, 3/25/2036 (c)	329	329
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,333
Series 2006-81, Class FA, 4.13%, 9/25/2036 (c)	11	11
Series 2006-110, PO, 11/25/2036	125	110
Series 2007-76, Class PE, 6.00%, 8/25/2037	414	440
Series 2010-47, Class MB, 5.00%, 9/25/2039	935	961
Series 2010-4, Class SL, IF, 3.08%, 2/25/2040 (c)	46	40
Series 2010-11, Class CB, 4.50%, 2/25/2040	44	43
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,115	1,066
Series 2012-60, Class EP, 3.00%, 4/25/2042	432	419
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,421
Series 2012-138, Class YS, IF, 0.15%, 12/25/2042 (c)	3,323	2,511
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,858
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,076	2,017
Series 2013-128, Class AO, PO, 12/25/2043	3,305	2,618
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	9,532
Series 2015-48, Class DE, 3.00%, 10/25/2044	10,806	10,440
Series 2016-45, Class PC, 3.00%, 9/25/2045	3,949	3,761
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,464	4,273
Series 2019-71, Class CA, 2.50%, 7/25/2046	8,236	7,858
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,108	3,950
Series 2019-65, Class PA, 2.50%, 5/25/2048	4,447	4,184
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,009	3,912
Series 2019-42, Class KA, 3.00%, 7/25/2049	7,416	6,923
Series 2019-81, Class JA, 2.50%, 9/25/2049	8,476	7,619
Series 2019-77, Class ZL, 3.00%, 1/25/2050	17,387	15,520
Series 2020-12, Class JC, 2.00%, 3/25/2050	15,121	13,087
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,824
Series 2023-41, PO, 9/25/2053	3,934	3,338
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-18, Class MA, 0.50%, 9/25/2054	14,227	12,215
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,379	1,176
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	11	12
Series 2002-W7, Class A4, 6.00%, 6/25/2029	300	303
Series 2003-W1, Class 1A1, 4.68%, 12/25/2042 (c)	201	203
Series 2003-W1, Class 2A, 5.04%, 12/25/2042 (c)	117	118
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	673	705
Series 2009-W1, Class A, 6.00%, 12/25/2049	118	124
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	358	357
Series 2008-15, Class NB, 4.50%, 2/20/2038	147	146
Series 2008-40, Class SA, IF, IO, 2.63%, 5/16/2038 (c)	645	32
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,421	2,456
Series 2009-69, Class WM, 5.50%, 8/20/2039	599	630
Series 2011-29, Class Z, 5.00%, 5/20/2040	9,826	10,029
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,359
Series 2023-1, Class E, 3.50%, 11/20/2047	4,308	4,252
Series 2020-61, Class HC, 1.50%, 1/20/2048	10,465	8,692
Series 2019-123, Class MA, 3.00%, 10/20/2049	8,922	8,219
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,119	5,904
Series 2024-197, Class BN, 3.00%, 5/20/2051	10,340	9,794
Series 2025-79, Class NM, 3.50%, 12/20/2051	8,011	7,278
Series 2022-94, Class AO, PO, 5/20/2052	6,810	4,862
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	6,221
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,945
Series 2024-164, Class AO, PO, 10/20/2054	4,478	3,611
Series 2024-159, Class PA, 4.50%, 10/20/2054	15,177	15,119
Series 2025-100, Class JS, IF, 5.88%, 6/20/2055 (c)	6,547	6,546
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	13,001	12,193
Total Collateralized Mortgage Obligations (Cost $501,144)		488,712
Mortgage-Backed Securities — 24.6%
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # C00742, 6.50%, 4/1/2029	13	13
Pool # C00785, 6.50%, 6/1/2029	5	5
Pool # C47318, 7.00%, 9/1/2029	72	76
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C01292, 6.00%, 2/1/2032	8	8
Pool # A16155, 5.50%, 11/1/2033	38	39
Pool # C03589, 4.50%, 10/1/2040	247	250
Pool # Q54902, 4.00%, 3/1/2048	1,719	1,697
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,203	9,592
FHLMC UMBS, 30 Year
Pool # SD7535, 2.50%, 2/1/2051	3,981	3,522
Pool # RA7683, 5.00%, 7/1/2052	5,909	5,983
Pool # RA7937, 5.00%, 9/1/2052	11,629	11,775
Pool # SD8300, 5.50%, 2/1/2053	5,799	5,916
Pool # SD8324, 5.50%, 5/1/2053	13,709	13,979
Pool # SD4977, 5.00%, 11/1/2053	10,941	11,037
Pool # QI4073, 5.50%, 4/1/2054	4,729	4,819
Pool # SD5658, 5.50%, 6/1/2054	7,708	7,902
Pool # RJ2920, 6.00%, 11/1/2054	8,421	8,796
Pool # QZ6964, 5.50%, 11/1/2055	7,497	7,630
Pool # QZ7689, 5.50%, 11/1/2055	5,907	6,011
Pool # TA6124, 5.50%, 2/1/2056	3,600	3,673
FNMA Pool # 620061, ARM, 5.06%, 11/1/2027 (c)	2	2
FNMA UMBS, 15 Year
Pool # FM4449, 3.00%, 12/1/2034	3,256	3,211
Pool # CA7114, 2.50%, 9/1/2035	10,419	9,967
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	—	—
Pool # 483802, 5.50%, 2/1/2029	28	29
Pool # 545639, 6.50%, 4/1/2032	37	39
Pool # 702435, 5.50%, 5/1/2033	298	307
Pool # 709441, 5.50%, 7/1/2033	91	93
Pool # 730711, 5.50%, 8/1/2033	139	141
Pool # 743127, 5.50%, 10/1/2033	133	135
Pool # 747628, 5.00%, 11/1/2033	182	184
Pool # 753662, 5.50%, 12/1/2033	152	155
Pool # 755615, 5.50%, 1/1/2034	191	195
Pool # 811755, 7.00%, 3/1/2035	488	512
Pool # 845834, 5.50%, 10/1/2035	118	122
Pool # 888201, 5.50%, 2/1/2036	49	51
Pool # 831409, 5.50%, 4/1/2036	239	248
Pool # 867420, 5.50%, 5/1/2036	137	143
Pool # 745802, 6.00%, 7/1/2036	241	255
Pool # 969708, 4.50%, 3/1/2038	31	31
Pool # AT8192, 4.00%, 6/1/2043	1,061	1,055
Pool # BD9077, 3.50%, 5/1/2048	105	101
Pool # CA2489, 4.50%, 10/1/2048	779	778
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	125

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA4431, 3.50%, 10/1/2049	2,842	2,703
Pool # CA6361, 2.50%, 7/1/2050	4,627	4,096
Pool # CB4630, 5.50%, 9/1/2052	17,877	18,454
Pool # BW1328, 5.00%, 11/1/2052	3,967	4,005
Pool # CB5131, 5.00%, 11/1/2052	11,902	12,036
Pool # FS3421, 5.00%, 12/1/2052	5,330	5,377
Pool # BU4029, 5.00%, 6/1/2053	11,740	11,840
Pool # CB6842, 5.50%, 8/1/2053	11,908	12,136
Pool # FA1254, 5.50%, 3/1/2055	10,626	10,947
Pool # MA5879, 5.50%, 11/1/2055	64,518	65,587
Pool # DG1564, 5.50%, 2/1/2056	3,711	3,787
Pool # DG1570, 5.50%, 2/1/2056	1,718	1,756
Pool # DG1572, 5.50%, 2/1/2056	7,035	7,152
Pool # DG2007, 5.50%, 2/1/2056	4,400	4,481
Pool # DG2008, 5.50%, 2/1/2056	5,000	5,092
Pool # DG1586, 6.00%, 2/1/2056	3,569	3,679
Pool # DG1589, 6.00%, 2/1/2056	3,381	3,487
Pool # DG1591, 6.00%, 2/1/2056	3,659	3,776
Pool # DG1594, 6.50%, 2/1/2056	1,512	1,579
Pool # DG1595, 6.50%, 2/1/2056	3,336	3,486
Pool # DG1596, 6.50%, 2/1/2056	729	762
FNMA, Other
Pool # AN8493, 3.30%, 2/1/2030	4,386	4,278
Pool # BM5425, 3.15%, 3/1/2030 (c)	1,956	1,914
Pool # BL9023, 1.22%, 11/1/2030	19,509	17,510
Pool # BL4576, 2.70%, 10/1/2031	15,000	14,093
Pool # AN8412, 3.39%, 2/1/2033	4,092	3,962
Pool # AN8464, 3.33%, 3/1/2033	5,866	5,660
Pool # BS3202, 1.94%, 9/1/2033	4,545	3,982
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,594
Pool # BL3288, 2.52%, 9/1/2034	11,686	10,480
Pool # BL4331, 2.41%, 10/1/2034	14,744	13,127
Pool # BS2718, 1.95%, 8/1/2036	9,519	7,964
Pool # BL4215, 2.56%, 9/1/2036	6,602	5,776
Pool # BL7125, 2.04%, 6/1/2037	7,896	6,459
Pool # BF0617, 2.50%, 3/1/2062	4,594	3,881
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 3/25/2056 (d)	11,860	9,823
TBA, 5.50%, 3/25/2056 (d)	19,160	19,467
TBA, 6.00%, 3/25/2056 (d)	18,980	19,468
GNMA I, 30 Year
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	315	315
Pool # 626938, 4.00%, 4/15/2045	161	161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2344, 8.00%, 12/20/2026	—	—
Pool # 2512, 8.00%, 11/20/2027	4	4
Pool # MA7589, 2.50%, 9/20/2051	4,247	3,750
Pool # CH2211, 3.50%, 9/20/2051	9,701	8,993
Total Mortgage-Backed Securities (Cost $482,189)		469,356
Commercial Mortgage-Backed Securities — 6.9%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,509
Series W5FX, Class AFX, 3.34%, 4/25/2028 (c)	3,436	3,404
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,699
Series K158, Class A1, 3.90%, 7/25/2030	89	89
Series K-1511, Class A1, 3.28%, 10/25/2030	7,027	6,953
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,611
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	9,261
Series Q007, Class APT2, 6.44%, 10/25/2047 (c)	1,125	1,123
Series Q013, Class APT2, 1.17%, 5/25/2050 (c)	8,339	8,118
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (c)	3,412	3,376
Series 2017-M4, Class A2, 2.57%, 12/25/2026 (c)	3,430	3,393
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (c)	3,235	3,207
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (c)	9,087	8,987
Series 2018-M8, Class A2, 3.31%, 6/25/2028 (c)	7,816	7,762
Series 2019-M5, Class A2, 3.27%, 2/25/2029	7,696	7,610
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (c)	4,753	4,702
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,976
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,833	15,159
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,540
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	5,666	5,351
Total Commercial Mortgage-Backed Securities (Cost $140,746)		130,830
U.S. Government Agency Securities — 2.7%
FFCB Funding Corp. 5.75%, 5/11/2026	10,000	10,036
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
Resolution Funding Corp. STRIPS
DN, 29.30%, 4/15/2028 (b)	15,000	13,907
DN, 7.34%, 1/15/2030 (b)	15,700	13,659
DN, 5.98%, 4/15/2030 (b)	15,900	13,699
Total U.S. Government Agency Securities (Cost $49,457)		51,301
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 617,500
Counterparty: Exchange-Traded * (Cost $482)	6,175	820
	SHARES (000)
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (e) (f) (Cost $102,552)	102,552	102,552
Total Investments — 103.1% (Cost $2,034,187)		1,962,743
Liabilities in Excess of Other Assets — (3.1)%		(59,897)
NET ASSETS — 100.0%		1,902,846

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(b)	The rate shown is the effective yield as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	127

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	630	06/18/2026	USD	71,682	309
U.S. Treasury 2 Year Note	469	06/30/2026	USD	98,131	99
U.S. Treasury 5 Year Note	842	06/30/2026	USD	92,725	236
					644
Short Contracts
U.S. Treasury 10 Year Ultra Note	(635)	06/18/2026	USD	(74,126)	(401)
U.S. Treasury Long Bond	(137)	06/18/2026	USD	(16,226)	(85)
U.S. Treasury Ultra Bond	(46)	06/18/2026	USD	(5,592)	(79)
					(565)
					79

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	6,175	USD 617,500	USD 131.00	4/24/2026	(482)
Total Written Options Contracts (Premiums Received $ (289))						(482)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	February 28, 2026

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 80.8%
Aerospace & Defense — 1.2%
ATI, Inc.
5.88%, 12/1/2027	7,269	7,272
4.88%, 10/1/2029	3,202	3,198
7.25%, 8/15/2030	4,319	4,524
5.13%, 10/1/2031	3,000	3,014
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,213	1,250
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	7,145	7,655
7.25%, 7/1/2031 (a)	5,102	5,428
7.00%, 6/1/2032 (a)	3,920	4,129
6.75%, 6/15/2033 (a)	3,199	3,371
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,764	8,680
4.13%, 4/15/2029 (a)	8,384	8,207
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,700	2,790
ICITII 6.00%, 1/31/2033 ‡ (a)	5,582	2,500
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,986	12,312
6.63%, 3/1/2032 (a)	6,905	7,153
6.25%, 1/31/2034 (a)	2,338	2,419
		83,902
Automobile Components — 3.8%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	8,626	8,795
8.25%, 4/15/2031 (a)	12,898	13,493
7.50%, 2/15/2033 (a)	5,538	5,812
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	9,690	9,679
5.88%, 6/1/2029 (a)	21,988	22,217
3.75%, 1/30/2031 (a)	720	685
5.88%, 12/1/2033 (a)	2,245	2,293
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	4,461	4,465
Clarios Global LP
6.75%, 5/15/2028 (a)	12,243	12,523
6.75%, 2/15/2030 (a)	5,447	5,705
6.75%, 9/15/2032 (a)	10,851	11,264
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	57,666	58,952
5.63% (Cash), 5/15/2027 (a) (b)	32,736	33,170
9.25%, 3/1/2031 (a) (c)	30,149	30,234
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	15,832	14,302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Forvia SE (France) 6.75%, 9/15/2033 (a)	2,146	2,210
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,039	3,959
6.63%, 7/15/2030	2,832	2,894
5.25%, 4/30/2031	3,334	3,197
5.25%, 7/15/2031	4,657	4,443
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,780
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,752
		256,824
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	6,975	6,526
Banks — 0.1%
Citigroup, Inc. Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,609
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,467
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,375	2,951
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	7,780	7,682
		10,633
Broadline Retail — 0.6%
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	14,847	13,887
9.75%, 10/1/2027 (a)	3,589	3,571
Wayfair LLC
7.25%, 10/31/2029 (a)	5,131	5,303
7.75%, 9/15/2030 (a)	9,192	9,666
6.75%, 11/15/2032 (a)	5,945	6,059
		38,486
Building Products — 3.0%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	1,880	1,894
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,423	2,405
4.25%, 2/1/2032 (a)	9,414	8,978
6.38%, 6/15/2032 (a)	6,517	6,696
6.38%, 3/1/2034 (a)	4,200	4,326
6.75%, 5/15/2035 (a)	3,261	3,403
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	33,005	34,160
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	129

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.75%, 7/15/2031 (a)	4,407	4,595
Griffon Corp. 5.75%, 3/1/2028	15,190	15,182
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,921	13,849
7.00%, 9/1/2032 (a)	4,693	2,534
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	2,934	2,997
6.13%, 7/31/2032 (a)	4,401	4,517
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	10,205	10,271
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	7,543	7,606
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	4,607	4,317
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,751	17,409
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	12,546	13,329
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	8,208	8,449
6.25%, 8/1/2033 (a)	8,985	9,153
5.88%, 3/15/2034 (a)	3,700	3,691
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	20,815	20,750
3.38%, 1/15/2031 (a)	3,188	2,943
		203,454
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,495
Chemicals — 3.2%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,513
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	8,056	8,469
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	9,002
3.38%, 2/15/2029 (a)	8,402	8,104
Celanese US Holdings LLC
7.00%, 2/15/2031	3,597	3,705
7.38%, 2/15/2034	16,843	17,303
Chemours Co. (The)
5.75%, 11/15/2028 (a)	22,275	22,405
4.63%, 11/15/2029 (a)	646	612
8.00%, 1/15/2033 (a)	3,660	3,722
7.88%, 3/15/2034 (a) (c)	5,819	5,812
CVR Partners LP 6.13%, 6/15/2028 (a)	2,169	2,163
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,630	7,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,559
7.50%, 4/15/2029 (a)	5,340	4,768
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,702	4,032
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,174	18,271
8.50%, 11/15/2028 (a)	7,247	7,587
4.25%, 5/15/2029 (a)	5,827	5,718
9.00%, 2/15/2030 (a)	7,127	7,571
7.00%, 12/1/2031 (a)	2,935	3,130
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,117
4.50%, 10/15/2029	12,307	12,173
4.00%, 4/1/2031	11,034	10,432
4.38%, 2/1/2032	7,629	7,250
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	9,964	10,072
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (b)	6,242	244
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	13,268	12,710
6.63%, 8/15/2032 (a)	5,110	5,169
7.00%, 8/1/2033 (a)	2,074	2,112
		214,225
Commercial Services & Supplies — 3.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,540	12,456
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,299	7,121
4.88%, 7/15/2032 (a)	10,847	10,522
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,572
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,124	4,964
4.75%, 10/15/2029 (a)	4,918	4,844
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	23,069	23,075
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,553	14,536
6.50%, 6/15/2029 (a)	2,569	2,645
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,135	4,803
4.88%, 7/1/2029 (a)	5,562	4,563
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	1,655	1,699
5.75%, 10/15/2033 (a)	5,500	5,630
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
CoreCivic, Inc. 8.25%, 4/15/2029	11,987	12,465
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	8,025	7,843
6.50%, 1/15/2031 (a)	4,508	4,631
8.25%, 8/1/2032 (a)	6,803	6,954
8.38%, 11/15/2032 (a)	3,328	3,408
GEO Group, Inc. (The)
8.63%, 4/15/2029	8,011	8,335
10.25%, 4/15/2031	1,611	1,730
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,070	7,945
4.75%, 6/15/2029 (a)	12,820	12,737
4.38%, 8/15/2029 (a)	5,168	5,076
6.75%, 1/15/2031 (a)	12,464	13,073
Madison IAQ LLC 5.88%, 6/30/2029 (a)	22,167	22,114
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	383	384
3.38%, 8/31/2027 (a)	5,674	5,584
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,475	5,270
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,003	3,102
6.63%, 4/15/2030 (a)	1,545	1,601
7.38%, 10/1/2031 (a)	5,405	5,659
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	7,306	7,611
		241,952
Construction & Engineering — 0.5%
AECOM 6.00%, 8/1/2033 (a)	7,842	8,013
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,186	9,045
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	7,648	7,646
7.50%, 4/15/2032 (a)	7,813	8,249
Weekley Homes LLC 4.88%, 9/15/2028 (a)	703	694
		33,647
Construction Materials — 0.2%
Knife River Corp. 7.75%, 5/1/2031 (a)	10,555	11,004
Consumer Finance — 1.5%
Ford Motor Credit Co. LLC
(SOFR + 2.95%), 6.65%, 3/6/2026 (f)	2,800	2,801
6.95%, 6/10/2026	4,083	4,104
4.54%, 8/1/2026	18,205	18,201
4.27%, 1/9/2027	12,840	12,838
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.13%, 8/17/2027	18,815	18,744
3.82%, 11/2/2027	8,227	8,160
6.80%, 5/12/2028	2,000	2,092
6.80%, 11/7/2028	2,000	2,108
7.20%, 6/10/2030	2,281	2,463
5.73%, 9/5/2030	4,002	4,116
4.00%, 11/13/2030	11,277	10,807
7.12%, 11/7/2033	2,673	2,921
OneMain Finance Corp.
3.50%, 1/15/2027	6,059	5,988
6.63%, 1/15/2028	2,905	2,965
3.88%, 9/15/2028	1,038	1,004
4.00%, 9/15/2030	2,057	1,899
		101,211
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	15,058	14,519
4.88%, 2/15/2030 (a)	5,170	5,127
5.50%, 3/31/2031 (a)	1,952	1,965
5.63%, 3/31/2032 (a)	9,242	9,278
New Albertsons LP
7.75%, 6/15/2026	2,278	2,289
6.63%, 6/1/2028	1,250	1,331
7.45%, 8/1/2029	3,130	3,289
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	11,865	11,641
6.13%, 9/15/2032 (a)	2,777	2,851
5.63%, 3/1/2034 (a)	4,322	4,336
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,517
4.75%, 2/15/2029 (a)	1,245	1,240
4.63%, 6/1/2030 (a)	4,960	4,911
		66,294
Containers & Packaging — 1.1%
Ardagh Group SA
9.50%, 12/1/2030 (a)	10,869	11,770
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (g)	10,415	9,858
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,105	13,204
Labl 6.75%, 12/31/2026 ‡	766	761
LABL, Inc. 8.63%, 10/1/2031 (a)	388	156
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	131

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	19,058	19,511
9.25%, 4/15/2030 (a)	12,100	11,922
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,880	3,883
TriMas Corp. 4.13%, 4/15/2029 (a)	6,045	5,835
		76,900
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,225	1,207
Gates Corp. 6.88%, 7/1/2029 (a)	2,026	2,102
Incora Intermediate LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (f)	26,120	26,120
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,301	4,371
7.75%, 3/15/2031 (a)	1,729	1,798
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,787	6,929
		42,527
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,726	3,838
5.75%, 10/15/2032	3,900	3,976
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	6,104	6,369
		14,183
Diversified REITs — 0.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,854
4.63%, 12/1/2029 (a)	2,030	2,028
		18,882
Diversified Telecommunication Services — 6.1%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	5,460
Altice France SA (France)
6.88%, 10/15/2030 (a)	175	170
6.50%, 4/15/2032 (a)	10,050	9,625
6.88%, 7/15/2032 (a)	16,096	15,452
CCO Holdings LLC
5.13%, 5/1/2027 (a)	8,972	8,970
5.00%, 2/1/2028 (a)	43,336	43,243
6.38%, 9/1/2029 (a)	6,000	6,080
4.75%, 3/1/2030 (a)	83,068	80,307
4.50%, 8/15/2030 (a)	48,610	46,365
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
4.25%, 2/1/2031 (a)	45,651	42,551
7.38%, 3/1/2031 (a)	7,469	7,706
4.50%, 5/1/2032	8,108	7,420
7.00%, 2/1/2033 (a)	6,209	6,348
Cipher Compute LLC 7.13%, 11/15/2030 (a)	4,511	4,702
Connect Holding II LLC 10.50%, 4/3/2031 (a)	11,010	10,647
Embarq LLC 8.00%, 6/1/2036	11,178	4,276
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	2,054
6.00%, 9/30/2034 (a)	1,484	1,455
Flash Compute LLC 7.25%, 12/31/2030 (a)	5,155	5,277
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a)	20,038	20,049
6.75%, 5/1/2029 (a)	2,191	2,199
5.88%, 11/1/2029	1,700	1,718
6.00%, 1/15/2030 (a)	1,741	1,760
8.75%, 5/15/2030 (a)	6,506	6,707
GCI LLC 4.75%, 10/15/2028 (a)	19,110	18,777
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	11,659	12,075
7.00%, 3/31/2034 (a)	12,332	12,820
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	6,750	6,480
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	345	366
6.00%, 9/30/2034	96	100
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	11,062	10,084
WULF Compute LLC 7.75%, 10/15/2030 (a)	14,112	14,945
		416,188
Electric Utilities — 1.3%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,197
3.38%, 2/15/2029 (a)	5,684	5,478
5.25%, 6/15/2029 (a)	6,160	6,181
3.63%, 2/15/2031 (a)	811	766
3.88%, 2/15/2032 (a)	1,364	1,277
6.00%, 2/1/2033 (a)	8,423	8,627
7.00%, 3/15/2033 (a)	2,783	3,097
5.75%, 1/15/2034 (a)	6,458	6,547
6.00%, 1/15/2036 (a)	6,458	6,573
PG&E Corp. 5.00%, 7/1/2028	5,972	5,956
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	3,083	3,082
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.38%, 5/1/2029 (a)	2,540	2,513
7.75%, 10/15/2031 (a)	17,649	18,651
6.88%, 4/15/2032 (a)	4,681	4,924
VoltaGrid LLC 7.38%, 11/1/2030 (a)	7,577	7,912
		88,781
Electrical Equipment — 0.2%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	11,077	10,842
5.88%, 9/1/2030 (a)	4,200	4,249
		15,091
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	26,711	26,725
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,082	2,087
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	279	263
6.63%, 7/15/2032 (a)	2,088	2,186
		31,261
Energy Equipment & Services — 0.9%
Archrock Partners LP
6.25%, 4/1/2028 (a)	3,150	3,152
6.63%, 9/1/2032 (a)	4,277	4,451
Archrock Services LP 6.00%, 2/1/2034 (a)	1,972	1,997
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	9,442	10,037
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	6,071	6,295
6.50%, 10/1/2033 (a)	2,767	2,853
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,210	4,382
Transocean International Ltd.
8.25%, 5/15/2029 (a)	13,702	14,268
8.75%, 2/15/2030 (a)	2,451	2,564
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,120	1,145
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,203	2,310
WBI Operating LLC 6.25%, 10/15/2030 (a)	7,208	7,347
		60,801
Entertainment — 1.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,985	3,986
7.00%, 8/1/2032 (a)	3,928	4,091
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	10,532	9,676
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued
5.05%, 3/15/2042	6,365	4,471
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	26,817	26,944
4.75%, 10/15/2027 (a)	25,861	25,845
3.75%, 1/15/2028 (a)	1,161	1,143
		76,156
Financial Services — 1.3%
Block, Inc.
2.75%, 6/1/2026	3,811	3,795
5.63%, 8/15/2030 (a)	2,884	2,922
6.50%, 5/15/2032	16,441	16,914
6.00%, 8/15/2033 (a)	4,350	4,420
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	7,226	5,794
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,795	11,593
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	947	973
6.13%, 8/1/2030 (a)	9,286	9,527
7.13%, 2/1/2032 (a)	8,960	9,371
6.38%, 8/1/2033 (a)	4,951	5,117
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,350	5,284
3.63%, 3/1/2029 (a)	6,544	6,305
4.00%, 10/15/2033 (a)	1,739	1,600
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,228	6,096
		89,711
Food Products — 0.4%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,540	9,247
4.38%, 1/31/2032 (a)	75	72
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	8,528	8,348
6.25%, 2/15/2032 (a)	7,568	7,785
		25,452
Gas Utilities — 0.2%
AmeriGas Partners LP
5.75%, 5/20/2027	3,013	3,038
9.38%, 6/1/2028 (a)	3,829	3,957
9.50%, 6/1/2030 (a)	3,992	4,273
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,512	4,384
		15,652
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	133

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 1.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	6,554	6,547
4.75%, 4/1/2028 (a)	6,960	6,801
5.38%, 3/1/2029 (a)	12,550	12,015
8.25%, 1/15/2030 (a)	12,101	12,207
8.00%, 2/15/2031 (a)	328	325
8.38%, 6/15/2032 (a)	6,699	6,588
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	5,172	4,711
12.63%, 7/15/2029 (a)	11,303	10,422
5.00%, 12/1/2029 (a)	17,573	9,125
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (a) (h)	6,563	1
7.13%, 8/1/2026 ‡ (h) (i)	22,954	2
6.00%, 1/15/2028 ‡ (h)	20,858	2
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,416	2,404
XPO, Inc.
6.25%, 6/1/2028 (a)	5,232	5,316
7.13%, 2/1/2032 (a)	3,663	3,839
		80,305
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	27,821	27,567
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,922
Hologic, Inc.
4.63%, 2/1/2028 (a)	470	470
3.25%, 2/15/2029 (a)	7,452	7,413
Medline Borrower LP
3.88%, 4/1/2029 (a)	16,710	16,435
6.25%, 4/1/2029 (a)	9,413	9,714
5.25%, 10/1/2029 (a)	24,583	24,581
		89,102
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	10,525	10,475
7.38%, 3/15/2033 (a)	1,657	1,711
Accendra Health, Inc.
4.50%, 3/31/2029 (a)	9,484	6,013
6.63%, 4/1/2030 (a)	7,518	3,617
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,904	6,751
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	5,331	5,311
6.13%, 4/1/2030 (a)	3,972	3,512
5.25%, 5/15/2030 (a)	16,075	15,445
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
4.75%, 2/15/2031 (a)	21,011	19,277
10.88%, 1/15/2032 (a)	8,535	9,250
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,566	2,679
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,340	11,101
3.75%, 2/15/2031 (a)	19,091	17,840
6.88%, 9/1/2032 (a)	4,210	4,375
Encompass Health Corp.
4.50%, 2/1/2028	19,829	19,737
4.75%, 2/1/2030	1,317	1,310
4.63%, 4/1/2031	3,872	3,801
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	4,612	4,828
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	5,001	5,017
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (b)	7,921	7,346
8.50%, 7/15/2032 (a)	14,122	14,541
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,299	5,576
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	12,873	12,857
Tenet Healthcare Corp.
5.13%, 11/1/2027	32,551	32,570
4.25%, 6/1/2029	2,073	2,041
6.13%, 6/15/2030	11,753	11,987
6.75%, 5/15/2031	19,863	20,623
		259,591
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,926	4,202
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	25,369	25,342
5.00%, 5/15/2027 (a)	13,039	13,010
6.25%, 6/1/2032 (a)	15,605	16,053
		54,405
Hotel & Resort REITs — 0.9%
RHP Hotel Properties LP
4.75%, 10/15/2027	20,910	20,905
7.25%, 7/15/2028 (a)	3,039	3,121
4.50%, 2/15/2029 (a)	17,904	17,658
6.50%, 4/1/2032 (a)	13,509	13,979
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — continued
6.50%, 6/15/2033 (a)	1,507	1,565
5.75%, 3/15/2034 (a) (c)	2,590	2,609
		59,837
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	873	862
3.50%, 2/15/2029 (a)	945	912
6.13%, 6/15/2029 (a)	550	566
4.00%, 10/15/2030 (a)	10,076	9,676
Acushnet Co. 5.63%, 12/1/2033 (a)	1,485	1,511
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	12,862	12,770
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	5,386	5,269
7.00%, 2/15/2030 (a)	11,537	11,828
6.50%, 2/15/2032 (a)	16,341	16,606
Carnival Corp.
4.00%, 8/1/2028 (a)	3,055	3,034
7.00%, 8/15/2029 (a)	6,416	6,715
5.88%, 6/15/2031 (a)	590	617
5.75%, 8/1/2032 (a)	15,857	16,456
6.13%, 2/15/2033 (a)	18,691	19,350
Churchill Downs, Inc.
4.75%, 1/15/2028 (a)	4,537	4,522
5.75%, 4/1/2030 (a)	2,813	2,836
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (a)	2,722	2,787
3.75%, 5/1/2029 (a)	1,512	1,472
4.88%, 1/15/2030	5,695	5,699
6.13%, 4/1/2032 (a)	6,609	6,833
5.88%, 3/15/2033 (a)	8,764	9,020
5.75%, 9/15/2033 (a)	9,697	9,926
5.50%, 3/31/2034 (a)	2,062	2,084
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	8,206	8,208
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,566	4,407
MGM Resorts International
4.63%, 9/1/2026	15,175	15,164
5.50%, 4/15/2027	6,520	6,579
6.13%, 9/15/2029	6,163	6,334
6.50%, 4/15/2032	8,328	8,548
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	5,799	5,860
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	3,099	3,166
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,711	5,887
6.25%, 3/15/2032 (a)	14,347	14,962
6.00%, 2/1/2033 (a)	9,003	9,327
Six Flags Entertainment Corp.
5.25%, 7/15/2029	7,301	7,022
7.25%, 5/15/2031 (a)	7,442	7,304
8.63%, 1/15/2032 (a)	6,249	6,327
6.63%, 5/1/2032 (a)	22,051	22,419
Station Casinos LLC
4.50%, 2/15/2028 (a)	21,753	21,665
4.63%, 12/1/2031 (a)	4,510	4,352
6.63%, 3/15/2032 (a)	656	672
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	3,829	3,897
6.50%, 5/15/2032 (a)	11,948	12,374
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,059	10,262
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	660	662
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,648	14,732
7.13%, 2/15/2031 (a)	2,806	3,030
6.25%, 3/15/2033 (a)	4,590	4,687
Yum! Brands, Inc. 4.63%, 1/31/2032	2,229	2,192
		361,390
Household Durables — 0.9%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	8,169	6,705
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	2,531	2,565
Newell Brands, Inc.
6.38%, 9/15/2027	2,655	2,694
8.50%, 6/1/2028 (a)	5,297	5,576
6.63%, 9/15/2029	6,414	6,514
6.38%, 5/15/2030	6,894	6,915
6.63%, 5/15/2032	1,696	1,696
7.37%, 4/1/2036 (j)	2,837	2,863
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,792	14,375
3.88%, 10/15/2031 (a)	8,215	7,711
TopBuild Corp. 5.63%, 1/31/2034 (a)	4,399	4,437
		62,051
Household Products — 0.8%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,062	3,059
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	135

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
4.13%, 10/15/2030	14,929	14,407
4.13%, 4/30/2031 (a)	1,046	998
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	18,011	17,838
4.38%, 3/31/2029 (a)	14,791	14,368
6.00%, 9/15/2033 (a)	641	626
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	583
		51,879
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	2,564	2,565
5.00%, 2/1/2031 (a)	880	893
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	19,603	19,948
		23,406
Insurance — 0.1%
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	7,960	8,360
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,504	3,490
IT Services — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	16,760	16,211
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,306
6.13%, 12/1/2028 (a)	1,914	1,806
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,530	6,553
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	8,785	8,605
9.00%, 2/1/2031 (a)	11,093	10,703
		49,184
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	8,435	8,806
Machinery — 0.9%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,399	3,321
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	12,043	12,511
9.50%, 1/1/2031 (a)	1,085	1,141
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,223	3,326
Esab Corp. 6.25%, 4/15/2029 (a)	5,354	5,488
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	3,460	3,474
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (a)	12,488	12,467
6.25%, 10/15/2032 (a)	7,625	7,853
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,560	5,720
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,142	5,658
		60,959
Media — 8.8%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	17,199	17,335
7.50%, 6/1/2029 (a)	16,853	16,973
7.13%, 2/15/2031 (a)	17,689	18,697
7.50%, 3/15/2033 (a)	11,973	12,925
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,346	1,687
11.25%, 5/15/2028 (a)	840	666
11.75%, 1/31/2029 (a)	1,229	876
6.50%, 2/1/2029 (a)	29,697	18,761
5.75%, 1/15/2030 (a)	20,873	8,065
4.13%, 12/1/2030 (a)	505	308
4.63%, 12/1/2030 (a)	2,430	899
3.38%, 2/15/2031 (a)	210	125
4.50%, 11/15/2031 (a)	23,166	13,903
Directv Financing LLC 5.88%, 8/15/2027 (a)	9,202	9,213
Discovery Communications LLC 5.00%, 9/20/2037	2,233	1,775
DISH DBS Corp.
7.75%, 7/1/2026	31,583	31,192
5.25%, 12/1/2026 (a)	37,841	36,756
7.38%, 7/1/2028	2,455	2,369
5.75%, 12/1/2028 (a)	6,717	6,501
DISH Network Corp. 11.75%, 11/15/2027 (a)	35,363	36,610
EchoStar Corp.
10.75%, 11/30/2029	9,185	10,029
6.75% (Cash), 11/30/2030 (b)	15,800	16,002
Gray Media, Inc.
10.50%, 7/15/2029 (a)	16,734	17,940
4.75%, 10/15/2030 (a)	16,853	13,680
5.38%, 11/15/2031 (a)	8,317	6,548
7.25%, 8/15/2033 (a)	16,994	17,548
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	24,921	22,142
10.88%, 5/1/2030 (a)	25,829	19,160
7.75%, 8/15/2030 (a)	1,047	832
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,941
Midcontinent Communications 8.00%, 8/15/2032 (a)	10,130	9,542
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	3,962	3,970
9.50%, 2/15/2033 (a)	5,461	5,345
News Corp. 5.13%, 2/15/2032 (a)	2,350	2,338
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	24,992	24,994
4.75%, 11/1/2028 (a)	19,908	19,810
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,170	2,129
4.63%, 3/15/2030 (a)	2,005	1,967
7.38%, 2/15/2031 (a)	10,104	10,622
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,424	10,854
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	14,395	14,387
4.00%, 7/15/2028 (a)	35,321	34,482
5.50%, 7/1/2029 (a)	26,503	26,530
4.13%, 7/1/2030 (a)	1,297	1,223
5.88%, 4/15/2032 (a)	8,580	8,560
Stagwell Global LLC 5.63%, 8/15/2029 (a)	14,468	13,336
TEGNA, Inc. 5.00%, 9/15/2029	14,332	14,318
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	11,316	11,624
7.38%, 6/30/2030 (a)	8,711	8,711
8.50%, 7/31/2031 (a)	261	267
9.38%, 8/1/2032 (a)	8,196	8,673
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	282
		599,422
Metals & Mining — 1.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,838
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,936	5,116
6.38%, 9/15/2032 (a)	3,281	3,406
Big River Steel LLC 6.63%, 1/31/2029 (a)	10,979	11,038
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,432	7,274
6.88%, 11/1/2029 (a)	6,487	6,682
6.75%, 4/15/2030 (a)	5,494	5,575
7.50%, 9/15/2031 (a)	4,573	4,773
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
7.63%, 1/15/2034 (a)	9,050	9,288
Commercial Metals Co. 5.75%, 11/15/2033 (a)	5,408	5,518
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,334	3,518
Novelis Corp.
4.75%, 1/30/2030 (a)	5,187	5,012
6.88%, 1/30/2030 (a)	1,522	1,571
3.88%, 8/15/2031 (a)	1,794	1,639
6.38%, 8/15/2033 (a)	3,373	3,410
United States Steel Corp. 6.88%, 3/1/2029	449	448
		79,106
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,511
Oil, Gas & Consumable Fuels — 9.5%
Aethon United BR LP 7.50%, 10/1/2029 (a)	2,073	2,181
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	13,598	13,593
5.38%, 6/15/2029 (a)	1,215	1,215
5.75%, 10/15/2033 (a)	9,282	9,423
Antero Resources Corp. 5.38%, 3/1/2030 (a)	2,042	2,074
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	935	938
6.63%, 10/15/2032 (a)	5,460	5,672
6.63%, 7/15/2033 (a)	5,207	5,403
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,776	3,783
7.00%, 7/15/2029 (a)	3,933	4,098
7.25%, 7/15/2032 (a)	2,394	2,532
Buckeye Partners LP
3.95%, 12/1/2026	7,001	6,950
4.13%, 12/1/2027	3,138	3,119
4.50%, 3/1/2028 (a)	8,136	8,118
6.75%, 2/1/2030 (a)	8,082	8,437
Chord Energy Corp.
6.00%, 10/1/2030 (a)	13,666	13,960
6.75%, 3/15/2033 (a)	4,755	4,939
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,780	1,736
CNX Resources Corp.
6.00%, 1/15/2029 (a)	4,683	4,756
7.38%, 1/15/2031 (a)	3,300	3,423
5.88%, 3/1/2034 (a)	3,695	3,702
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	137

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	21,201	21,119
5.88%, 1/15/2030 (a)	7,799	7,516
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	12,648	13,016
7.63%, 4/1/2032 (a)	11,536	11,668
7.88%, 4/15/2032 (a)	12,704	12,942
7.38%, 1/15/2033 (a)	9,301	9,240
8.38%, 1/15/2034 (a)	6,078	6,283
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,464
4.38%, 6/15/2031 (a)	3,221	3,175
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,720	2,823
EQT Corp.
4.50%, 1/15/2029	6,959	7,019
7.50%, 6/1/2030	2,878	3,197
4.75%, 1/15/2031	7,863	7,974
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,591
6.75%, 4/15/2029 (a)	29,429	29,515
5.38%, 3/15/2030	6,866	6,970
4.75%, 2/1/2032	6,998	6,986
Genesis Energy LP
7.75%, 2/1/2028	4,106	4,112
8.25%, 1/15/2029	1,686	1,760
8.88%, 4/15/2030	4,082	4,283
7.88%, 5/15/2032	3,026	3,168
6.75%, 3/15/2034 (c)	3,809	3,853
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	9,910	10,262
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	4,511	4,682
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,955	1,987
5.13%, 6/15/2028 (a)	3,790	3,793
6.50%, 6/1/2029 (a)	4,561	4,720
4.25%, 2/15/2030 (a)	5,477	5,369
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	235
5.75%, 2/1/2029 (a)	1,643	1,647
6.00%, 4/15/2030 (a)	3,597	3,543
6.25%, 4/15/2032 (a)	2,457	2,391
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	10,987	11,595
6.63%, 1/15/2034 (a)	5,627	5,815
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	3,980	4,103
5.88%, 6/15/2030 (a)	3,962	4,007
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,204	4,293
6.25%, 4/15/2033 (a)	6,852	6,974
6.00%, 4/15/2034 (a)	3,733	3,729
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	6,968	7,221
8.38%, 2/15/2032 (a)	5,035	5,281
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,221	3,312
NuStar Logistics LP
6.00%, 6/1/2026	3,140	3,141
5.63%, 4/28/2027	7,938	8,014
6.38%, 10/1/2030	209	220
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,257	3,277
5.88%, 7/1/2029 (a)	1,285	1,289
9.88%, 7/15/2031 (a)	15,607	16,699
7.00%, 1/15/2032 (a)	6,968	7,313
6.25%, 2/1/2033 (a)	4,840	5,012
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,715	4,920
Range Resources Corp. 4.75%, 2/15/2030 (a)	5,440	5,386
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,400	3,400
4.80%, 5/15/2030 (a)	605	595
6.75%, 3/15/2033 (a)	3,367	3,547
SM Energy Co.
6.75%, 9/15/2026	7,457	7,464
6.63%, 1/15/2027	12,328	12,337
8.38%, 7/1/2028 (a)	7,735	7,995
6.50%, 7/15/2028	1,977	1,988
6.75%, 8/1/2029 (a)	176	180
8.63%, 11/1/2030 (a)	7,509	7,947
8.75%, 7/1/2031 (a)	14,331	15,046
7.00%, 8/1/2032 (a)	3,730	3,798
9.63%, 6/15/2033 (a)	3,215	3,555
Sunoco LP
5.88%, 3/15/2028	318	318
7.00%, 5/1/2029 (a)	2,840	2,945
4.50%, 5/15/2029	1,910	1,882
4.50%, 4/30/2030	11,008	10,774
5.63%, 3/15/2031 (a)	10,415	10,505
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 7/15/2031 (a) (c)	3,432	3,440
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	8,863	8,854
7.38%, 2/15/2029 (a)	4,030	4,178
6.00%, 12/31/2030 (a)	9,569	9,697
6.00%, 9/1/2031 (a)	11,452	11,574
6.75%, 3/15/2034 (a)	11,205	11,515
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,326	6,491
9.50%, 2/1/2029 (a)	7,410	7,948
8.38%, 6/1/2031 (a)	680	696
9.88%, 2/1/2032 (a)	13,338	14,131
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	5,690	5,911
6.50%, 1/15/2034 (a)	19,219	20,226
6.50%, 6/15/2034 (a)	4,008	4,208
7.75%, 5/1/2035 (a)	1,770	2,008
6.75%, 1/15/2036 (a)	6,281	6,691
		648,800
Passenger Airlines — 0.8%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,618	2,622
5.75%, 4/20/2029 (a)	23,210	23,473
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	12,696	12,902
United Airlines Holdings, Inc.
4.88%, 3/1/2029	5,035	5,071
5.38%, 3/1/2031	3,176	3,238
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,190	1,189
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	5,001	5,158
		53,653
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	6,030
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	10,240	10,231
4.13%, 4/1/2029 (a)	5,809	5,605
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,494	3,419
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,577	3,574
		28,859
Pharmaceuticals — 1.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	19,824	20,501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,925	1,908
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	5,327	4,957
5.00%, 2/15/2029 (a)	10,680	8,063
6.25%, 2/15/2029 (a)	5,676	4,484
5.25%, 1/30/2030 (a)	8,364	5,855
5.25%, 2/15/2031 (a)	8,395	5,478
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (j)	2,996	3,115
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	2,236	2,376
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	13,290
5.13%, 4/30/2031 (a)	14,447	12,838
6.75%, 5/15/2034 (a)	2,047	1,985
7.88%, 5/15/2034 (a)	1,400	1,305
		86,155
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	3,366	3,345
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,700	5,530
		8,875
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,030	3,973
5.25%, 4/15/2030 (a)	12,803	12,110
9.75%, 4/15/2030 (a)	5,884	6,340
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	87
		22,510
Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	4,691	4,787
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	11,085	11,809
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,379	4,342
4.75%, 4/15/2029 (a)	11,766	11,776
3.63%, 5/1/2029 (a)	6,183	5,934
5.95%, 6/15/2030 (a)	22,776	23,225
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	13,266	13,774
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,578	18,186
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	3,794	3,882
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	139

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
6.25%, 8/15/2033 (a)	2,788	2,895
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,690	4,525
		105,135
Software — 1.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	16,954	15,941
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,737	4,788
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,984	6,863
5.13%, 4/15/2029 (a)	6,033	5,919
RingCentral, Inc. 8.50%, 8/15/2030 (a)	13,151	13,809
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	33,361	33,311
6.50%, 6/1/2032 (a)	8,450	8,613
		89,244
Specialized REITs — 0.7%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,515	3,514
5.00%, 7/15/2028 (a)	4,538	4,529
4.88%, 9/15/2029 (a)	6,647	6,587
5.25%, 7/15/2030 (a)	15,543	15,465
6.25%, 1/15/2033 (a)	872	891
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	7,046	7,228
6.25%, 9/15/2032 (a)	3,389	3,432
SBA Communications Corp. 3.13%, 2/1/2029	3,739	3,595
		45,241
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,812	4,784
4.63%, 11/15/2029 (a)	7,374	7,259
4.75%, 3/1/2030	1,790	1,762
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,928	5,047
6.88%, 11/1/2035	336	342
6.75%, 7/1/2036	2,580	2,589
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	5,052
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,874	2,946
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	2,635	2,629
3.88%, 6/1/2029 (a)	7,614	7,360
5.50%, 10/1/2030 (a)	2,568	2,584
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	2,401	2,345
PetSmart LLC 7.50%, 9/15/2032 (a)	11,967	12,109
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (h)	6,021	26
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	9,903	9,738
4.88%, 11/15/2031 (a)	5,087	4,915
Staples, Inc.
10.75%, 9/1/2029 (a)	22,985	21,090
12.75%, 1/15/2030 (a)	13,193	9,274
		101,851
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,830	7,204
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	6,514	6,873
8.50%, 7/15/2031 (a)	2,478	2,607
5.75%, 12/1/2034 (a)	1,755	1,796
Xerox Corp. 10.25%, 10/15/2030 (a)	3,482	2,507
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	333
8.88%, 11/30/2029 (a)	4,989	1,423
		22,743
Trading Companies & Distributors — 2.2%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,502	14,142
8.63%, 5/15/2032 (a)	5,742	6,142
8.00%, 3/15/2033 (a)	3,298	3,505
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	5,375	5,550
7.00%, 6/15/2030 (a)	4,005	4,197
Imola Merger Corp. 4.75%, 5/15/2029 (a)	25,307	24,878
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	9,652	9,997
United Rentals North America, Inc.
4.88%, 1/15/2028	20,426	20,414
5.25%, 1/15/2030	8,495	8,589
5.38%, 11/15/2033 (a)	3,680	3,710
6.13%, 3/15/2034 (a)	14,447	15,134
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	13,632	13,731
6.38%, 3/15/2029 (a)	10,553	10,849
5.25%, 4/15/2031 (a)	2,979	2,974
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.63%, 3/15/2032 (a)	5,015	5,217
6.38%, 3/15/2033 (a)	2,941	3,066
		152,095
Wireless Telecommunication Services — 0.2%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	2,826	2,656
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	7,490	7,948
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	680	618
T-Mobile USA, Inc. 6.70%, 12/15/2033	4,403	4,983
		16,205
Total Corporate Bonds (Cost $5,471,930)		5,497,686
Loan Assignments — 8.1% (k)
Aerospace & Defense — 0.2%
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031 (f)	2,302	2,301
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/19/2032 (f)	10,623	10,617
		12,918
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (f)	2,051	2,047
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.68%, 10/4/2028 (f)	10,596	10,536
		12,583
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (f)	7,009	7,002
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 5.00% (PIK) + 3.82% (Cash)), 12.49%, 10/1/2027 (b) (f)	5,401	4,984
Building Products — 0.4%
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/8/2032 (f) (l)	6,325	6,299
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (f)	9,815	9,769
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (f)	4,014	3,981
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (f)	10,325	10,314
		30,363
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030 (f)	15,312	12,824
Venator Materials LLC, 1st Lien PIK Term Loan (PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 (b) (f)	5,421	434
Venator Materials LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.00% (PIK)), 10.67%, 3/16/2026 (b) (f)	3,383	2,706
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 7/16/2026 (b) (f)	3,376	2,701
		18,665
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 8/20/2032 (f)	2,258	2,257
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (f)	782	780
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (f)	11,617	11,619
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (f)	5,090	4,842
		19,498
Consumer Staples Distribution & Retail — 1.0%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (b) (f)	28,628	25,756
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (f)	26,510	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	141

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (b) (f)	86,871	18,161
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (b) (f)	12,199	10,837
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (b) (f)	11,342	10,216
		64,970
Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 4/1/2032 (f)	6,002	5,936
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033 (f)	3,463	3,454
LABL, Inc., 1st Lien Term Loan B, 0.00%, 10/30/2028 (g) (h)	14,869	6,835
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.16%, 4/15/2030 (f) (l)	15,020	14,764
		30,989
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (f)	3,662	3,661
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031 (f)	3,314	3,293
		6,954
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (f)	5,181	5,186
Electronic Equipment, Instruments & Components — 0.3%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (f)	10,019	10,008
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 10/27/2032 (f)	7,418	7,437
		17,445
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (f)	11,614	11,268
Financial Services — 0.3%
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (f)	853	851
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (f)	10,109	9,834
Shift4 Payments LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.65%, 7/6/2032 (f)	6,983	6,974
		17,659
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (f)	13,318	13,293
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (f)	2,437	2,432
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (f)	10,806	8,305
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (f)	2,132	1,639
		25,669
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 1/15/2031 (f)	14,027	14,020
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (f)	2,173	2,175
		16,195
Health Care Providers & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.67%, 9/27/2030 (f)	3,291	3,182
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.79%, 6/28/2028 (f)	9,502	8,971
		12,153
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (f)	2,835	2,834
Insurance — 0.2%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030 (f)	5,373	5,355
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (f)	9,238	9,127
		14,482
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (f)	10,113	9,826
Leisure Products — 0.0% ^
Callaway Golf Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/18/2030 (f)	303	304
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (g) (h)	3,181	32
		336
Life Sciences Tools & Services — 0.1%
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (f) (l)	7,334	7,242
Machinery — 0.2%
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/10/2033 (f) (l)	3,440	3,436
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029 (f)	7,618	7,615
		11,051
Media — 0.5%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 12/9/2030 (f)	12,740	12,716
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028 (f)	4,805	4,818
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.93%, 8/2/2027 (f)	661	661
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.53%, 6/30/2028 (f)	1,851	1,865
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029 (f)	18,685	16,131
		36,191
Oil, Gas & Consumable Fuels — 0.1%
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.41%, 7/30/2032 (f)	4,625	4,609
Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (f)	6,100	6,087
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 4/1/2031 (f)	6,735	6,739
		12,826
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (f) (l)	14,168	7,651
Pharmaceuticals — 0.2%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (f) (l)	17,556	17,078
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 10/31/2031 (f)	6,829	6,525
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (f)	6,857	6,807
Software — 0.7%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (f)	7,126	6,930
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (f)	9,290	8,971
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (f)	10,069	9,256
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	143

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (f)	4,573	4,195
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (f) (l)	12,882	12,171
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (f)	6,973	6,471
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (f)	2,815	2,658
		50,652
Specialty Retail — 0.4%
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (b)	1,159	1,159
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (f)	9,031	8,658
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032 (f) (l)	11,682	11,604
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.29%, 6/29/2028 (f)	6,230	5,823
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (f)	1,242	1,227
		28,471
Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4%; 6-MONTH CME TERM SOFR + 4% + 4.00%), 7.70%, 11/19/2029 (f) (l)	3,310	2,118
Textiles, Apparel & Luxury Goods — 0.2%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (f) (l)	16,905	16,853
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 4/30/2032 (f)	1,491	1,490
Total Loan Assignments (Cost $583,390)		551,543
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 1.6%
Fixed Income — 1.6%
iShares Broad USD High Yield Corporate Bond ETF	2,409	90,091
iShares iBoxx USD High Yield Corporate Bond ETF	200	16,144
Total Exchange-Traded Funds (Cost $104,193)		106,235
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes
4.00%, 4/30/2032	47,315	48,223
4.25%, 5/15/2035	47,350	48,565
Total U.S. Treasury Obligations (Cost $93,244)		96,788
	SHARES (000)
Common Stocks — 1.0%
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	254	2,843
Incora Top Holdco LLC ‡ *	10	262
		3,105
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC, Escrow ‡ *	83	41
		1,543
Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	125
Containers & Packaging — 0.2%
Ardagh Holdings SA (Luxembourg) ‡ * (a)	1,234	10,299
Financial Services — 0.3%
ACC Claims Holdings LLC ‡	7,077	14
Keenova, Class A ‡	138	1,227
Keenova Therapeutics plc, Class B ‡	80	12,634
Par Health, Class A ‡	138	7,339
Par Health Inc., Class B ‡	80	712
		21,926
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	107	1,645
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.1%
Audacy, Inc. *	64	357
Clear Channel Outdoor Holdings, Inc. *	2,312	5,548
iHeartMedia, Inc., Class A *	273	893
National CineMedia, Inc.	549	1,956
		8,754
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	22	4,656
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	751	431
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	393	11,867
Specialty Retail — 0.1%
Neiman Marcus Group, Inc. ‡ *	6	2
Serta Simmons Bedding LLC *	394	3,571
		3,573
Total Common Stocks (Cost $83,139)		67,924
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $12,938)	13,477	17,184
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.2%
Media — 0.2%
EchoStar Corp. 3.88% (Cash), 11/30/2030 (b) (Cost $3,883)	3,719	13,138
	NO. OF RIGHTS (000)
Rights — 0.2%
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	12	189
Media — 0.2%
SES SA (Luxembourg) ‡ *	749	11,288
Total Rights (Cost $—)		11,477
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	1
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
Total Warrants (Cost $209)		1
	SHARES (000)
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (m) (n) (Cost $415,033)	415,033	415,033
Total Investments — 99.6% (Cost $6,767,959)		6,777,009
Other Assets in Excess of Liabilities — 0.4%		25,601
NET ASSETS — 100.0%		6,802,610

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is an interest bearing note with preferred security characteristics.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	145

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(h)	Defaulted security.
(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of February 28, 2026.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V2	5.00	Quarterly	6/20/2030	3.09	USD35,000	1,087	1,710	2,797

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 32.2%
FHLMC
Pool # 8C1031, ARM, 5.25%, 6/1/2055 (a)	6,891	7,057
Pool # 842039, ARM, 5.25%, 10/1/2055 (a)	6,512	6,661
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	3,979	4,056
Pool # 8C1217, ARM, 5.05%, 11/1/2055 (a)	11,730	11,975
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	7,942	8,041
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,201
FHLMC UMBS, 30 Year
Pool # RA9081, 6.50%, 5/1/2053	2,539	2,683
Pool # SD4030, 6.50%, 10/1/2053	5,812	6,138
Pool # SD4320, 6.00%, 11/1/2053	58,021	60,536
Pool # SD4341, 6.50%, 11/1/2053	13,911	14,725
Pool # SD5883, 6.50%, 6/1/2054	17,263	18,239
Pool # SD5979, 6.00%, 7/1/2054	33,982	35,039
Pool # SD6268, 6.50%, 8/1/2054	15,274	16,162
Pool # SD6896, 6.00%, 9/1/2054	62,103	64,733
Pool # SD6461, 6.50%, 10/1/2054	11,414	12,062
Pool # SL2544, 6.50%, 8/1/2055	28,648	30,256
Pool # QZ6253, 5.50%, 10/1/2055	2,995	3,050
Pool # QZ6256, 5.50%, 10/1/2055	4,630	4,713
Pool # QZ6966, 5.50%, 11/1/2055	3,496	3,559
Pool # QZ8076, 5.50%, 11/1/2055	3,426	3,483
Pool # QZ9117, 5.50%, 11/1/2055	2,372	2,415
Pool # RQ0064, 5.50%, 11/1/2055	25,813	26,248
Pool # TA1190, 5.50%, 11/1/2055	1,398	1,422
Pool # SL3192, 6.00%, 11/1/2055	107,289	111,906
Pool # TA0290, 5.50%, 12/1/2055	4,469	4,544
Pool # TA0943, 5.50%, 12/1/2055	2,085	2,120
Pool # TA1618, 5.50%, 12/1/2055	1,101	1,123
Pool # RQ0085, 5.50%, 1/1/2056	60,810	61,834
Pool # SL3686, 5.50%, 1/1/2056	18,581	18,923
Pool # TA3495, 5.50%, 1/1/2056	2,293	2,331
Pool # TA3891, 5.50%, 1/1/2056	7,554	7,687
Pool # TA4276, 5.50%, 1/1/2056	352	358
Pool # TA4348, 5.50%, 1/1/2056	3,090	3,157
Pool # TA4349, 5.50%, 1/1/2056	3,079	3,144
Pool # TA4352, 5.50%, 1/1/2056	6,524	6,659
Pool # TA4353, 5.50%, 1/1/2056	6,513	6,646
Pool # TA4363, 5.50%, 1/1/2056	2,159	2,204
Pool # TA4375, 5.50%, 1/1/2056	8,361	8,529
Pool # TA4376, 5.50%, 1/1/2056	8,515	8,685
Pool # TA4377, 5.50%, 1/1/2056	713	727
Pool # TA4380, 5.50%, 1/1/2056	3,809	3,879
Pool # TA5070, 5.50%, 1/1/2056	12,230	12,559
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # TA5257, 5.50%, 1/1/2056	926	945
Pool # TA5975, 5.50%, 1/1/2056	479	488
Pool # RQ0086, 6.00%, 1/1/2056	23,257	23,872
Pool # TA5158, 6.00%, 1/1/2056	1,311	1,356
Pool # TA6600, 6.50%, 1/1/2056	332	350
Pool # TA5189, 7.00%, 1/1/2056	722	765
Pool # TA5048, 5.50%, 2/1/2056	2,619	2,674
Pool # TA5429, 5.50%, 2/1/2056	3,787	3,857
Pool # TA5432, 5.50%, 2/1/2056	8,742	8,887
Pool # TA5448, 5.50%, 2/1/2056	527	538
Pool # TA5456, 5.50%, 2/1/2056	686	699
Pool # TA5458, 5.50%, 2/1/2056	644	655
Pool # TA5459, 5.50%, 2/1/2056	1,056	1,078
Pool # TA5581, 5.50%, 2/1/2056	1,289	1,326
Pool # TA5679, 5.50%, 2/1/2056	972	990
Pool # TA5685, 5.50%, 2/1/2056	2,292	2,331
Pool # TA6050, 5.50%, 2/1/2056	1,507	1,532
Pool # TA6062, 5.50%, 2/1/2056	391	402
Pool # TA6124, 5.50%, 2/1/2056	2,211	2,256
Pool # TA6592, 5.50%, 2/1/2056	976	1,002
Pool # TA6704, 5.50%, 2/1/2056	1,011	1,031
Pool # TA6710, 5.50%, 2/1/2056	4,004	4,078
Pool # TA6724, 5.50%, 2/1/2056	7,318	7,439
Pool # TA7028, 5.50%, 2/1/2056	588	599
Pool # TA5161, 6.00%, 2/1/2056	1,257	1,301
Pool # TA5178, 6.00%, 2/1/2056	466	489
Pool # TA5427, 6.00%, 2/1/2056	1,456	1,505
Pool # TA5434, 6.00%, 2/1/2056	1,145	1,183
Pool # TA5436, 6.00%, 2/1/2056	2,683	2,766
Pool # TA5443, 6.00%, 2/1/2056	2,707	2,792
Pool # TA6599, 6.00%, 2/1/2056	1,343	1,391
Pool # TA6717, 6.00%, 2/1/2056	2,668	2,757
Pool # TA6718, 6.00%, 2/1/2056	2,693	2,778
Pool # TA6740, 6.00%, 2/1/2056	2,845	2,933
Pool # TA6742, 6.00%, 2/1/2056	2,715	2,799
Pool # TA5253, 6.50%, 2/1/2056	1,376	1,447
Pool # TA5435, 6.50%, 2/1/2056	520	544
Pool # TA5442, 6.50%, 2/1/2056	440	461
Pool # TA5444, 6.50%, 2/1/2056	1,039	1,085
Pool # TA5447, 6.50%, 2/1/2056	790	825
Pool # TA5449, 6.50%, 2/1/2056	576	601
Pool # TA6727, 6.50%, 2/1/2056	478	501
Pool # TA6729, 6.50%, 2/1/2056	378	396
Pool # TA6730, 6.50%, 2/1/2056	1,023	1,069
Pool # TA6746, 6.50%, 2/1/2056	566	592
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	147

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TA7120, 6.50%, 2/1/2056	309	321
Pool # RQ0103, 5.50%, 3/1/2056	45,077	45,831
Pool # TA7127, 5.50%, 3/1/2056	2,006	2,046
Pool # TA7129, 5.50%, 3/1/2056	1,345	1,373
Pool # TA7684, 5.50%, 3/1/2056	3,427	3,497
Pool # TA7685, 5.50%, 3/1/2056	311	318
Pool # TA7688, 5.50%, 3/1/2056	597	609
Pool # TA7713, 5.50%, 3/1/2056	766	783
Pool # TA8148, 5.50%, 3/1/2056	3,826	3,889
Pool # TA8151, 5.50%, 3/1/2056	1,895	1,932
Pool # TA7663, 6.00%, 3/1/2056	777	804
Pool # TA7664, 6.00%, 3/1/2056	334	344
Pool # TA6726, 6.50%, 3/1/2056	561	589
Pool # TA7116, 6.50%, 3/1/2056	339	354
Pool # TA7117, 6.50%, 3/1/2056	301	316
Pool # TA7125, 6.50%, 3/1/2056	315	331
FNMA
Pool # BM7862, ARM, 5.09%, 10/1/2055 (a)	3,860	3,938
Pool # BM7859, ARM, 4.88%, 11/1/2055 (a)	14,717	14,967
Pool # BM7874, ARM, 5.00%, 11/1/2055 (a)	22,071	22,577
Pool # DF4134, ARM, 5.33%, 11/1/2055 (a)	6,887	7,042
FNMA UMBS, 30 Year
Pool # CB5497, 6.50%, 1/1/2053	7,755	8,158
Pool # FS5780, 5.50%, 8/1/2053	6,050	6,150
Pool # CB7136, 6.50%, 9/1/2053	17,354	18,340
Pool # FS6942, 6.50%, 12/1/2053	8,243	8,598
Pool # CB8004, 6.00%, 2/1/2054	11,050	11,516
Pool # CB8495, 6.00%, 5/1/2054	36,276	37,816
Pool # FS8911, 6.50%, 8/1/2054	20,932	22,202
Pool # CB9153, 6.00%, 9/1/2054	45,571	47,669
Pool # DC4812, 5.50%, 11/1/2054	883	898
Pool # DC7023, 6.00%, 12/1/2054	7,436	7,631
Pool # FA1925, 6.00%, 12/1/2054	35,191	36,331
Pool # FA0444, 5.50%, 1/1/2055	867	881
Pool # FA0541, 6.00%, 2/1/2055	44,644	46,577
Pool # FA3119, 6.00%, 2/1/2055	6,986	7,186
Pool # FA0970, 6.00%, 3/1/2055	5,922	6,086
Pool # DD8503, 6.00%, 5/1/2055	12,734	13,069
Pool # BV1723, 6.00%, 6/1/2055	27,743	28,474
Pool # FA2805, 6.50%, 9/1/2055	17,374	18,349
Pool # DE9119, 5.50%, 10/1/2055	1,906	1,938
Pool # DF1922, 5.50%, 10/1/2055	1,338	1,361
Pool # FA2900, 6.00%, 10/1/2055	96,860	101,028
Pool # DF2187, 4.00%, 11/1/2055	811	789
Pool # FA3423, 6.00%, 11/1/2055	36,263	37,823
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DF3947, 5.50%, 12/1/2055	1,369	1,392
Pool # DF5185, 5.50%, 12/1/2055	905	921
Pool # DF6528, 5.50%, 12/1/2055	1,867	1,900
Pool # DF6535, 5.50%, 12/1/2055	2,601	2,649
Pool # DF6613, 5.50%, 12/1/2055	2,427	2,476
Pool # DF6615, 5.50%, 12/1/2055	3,617	3,684
Pool # DF8733, 5.50%, 12/1/2055	1,511	1,536
Pool # DG0277, 5.50%, 12/1/2055	785	798
Pool # DF8756, 6.00%, 12/1/2055	790	817
Pool # DF0526, 5.50%, 1/1/2056	1,495	1,521
Pool # DF1408, 5.50%, 1/1/2056	1,498	1,526
Pool # DF1409, 5.50%, 1/1/2056	1,299	1,320
Pool # DF8198, 5.50%, 1/1/2056	676	689
Pool # DF8915, 5.50%, 1/1/2056	620	630
Pool # DF9545, 5.50%, 1/1/2056	1,921	1,957
Pool # DF9558, 5.50%, 1/1/2056	658	671
Pool # DG2633, 5.50%, 1/1/2056	1,772	1,819
Pool # MA5945, 5.50%, 1/1/2056	88,930	90,424
Pool # DF9392, 6.00%, 1/1/2056	4,645	4,790
Pool # DF9394, 6.00%, 1/1/2056	6,195	6,388
Pool # DF9396, 6.00%, 1/1/2056	6,062	6,249
Pool # DF9400, 6.00%, 1/1/2056	5,502	5,665
Pool # DF9401, 6.00%, 1/1/2056	6,824	7,038
Pool # DF9403, 6.00%, 1/1/2056	2,032	2,102
Pool # DF9774, 6.00%, 1/1/2056	2,858	2,968
Pool # DF9784, 6.00%, 1/1/2056	743	763
Pool # DF9799, 6.00%, 1/1/2056	492	513
Pool # DG0834, 6.00%, 1/1/2056	2,573	2,663
Pool # DF9405, 6.50%, 1/1/2056	1,474	1,543
Pool # DF9406, 6.50%, 1/1/2056	509	532
Pool # DF9407, 6.50%, 1/1/2056	494	515
Pool # DF9410, 6.50%, 1/1/2056	1,054	1,103
Pool # DF9411, 6.50%, 1/1/2056	924	969
Pool # DF9412, 6.50%, 1/1/2056	1,008	1,056
Pool # DF9759, 6.50%, 1/1/2056	1,078	1,143
Pool # DF9789, 6.50%, 1/1/2056	1,170	1,225
Pool # MA5947, 6.50%, 1/1/2056	12,840	13,338
Pool # DF6909, 7.00%, 1/1/2056	503	533
Pool # DF4315, 5.50%, 2/1/2056	814	827
Pool # DF6150, 5.50%, 2/1/2056	2,396	2,439
Pool # DF6154, 5.50%, 2/1/2056	2,004	2,045
Pool # DF9556, 5.50%, 2/1/2056	3,670	3,738
Pool # DG1432, 5.50%, 2/1/2056	1,479	1,507
Pool # DG1463, 5.50%, 2/1/2056	3,234	3,301
Pool # DG1477, 5.50%, 2/1/2056	1,229	1,257
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG1567, 5.50%, 2/1/2056	3,406	3,469
Pool # DG1571, 5.50%, 2/1/2056	2,371	2,422
Pool # DG1572, 5.50%, 2/1/2056	6,270	6,374
Pool # DG2007, 5.50%, 2/1/2056	2,529	2,575
Pool # DG2008, 5.50%, 2/1/2056	3,047	3,103
Pool # DG2562, 5.50%, 2/1/2056	3,359	3,429
Pool # DG2571, 5.50%, 2/1/2056	932	953
Pool # DG2878, 5.50%, 2/1/2056	427	436
Pool # DF6156, 6.00%, 2/1/2056	891	918
Pool # DF9402, 6.00%, 2/1/2056	2,416	2,500
Pool # DG0817, 6.00%, 2/1/2056	2,440	2,521
Pool # DG1435, 6.00%, 2/1/2056	2,077	2,143
Pool # DG1582, 6.00%, 2/1/2056	1,967	2,029
Pool # DG1583, 6.00%, 2/1/2056	4,405	4,543
Pool # DG1585, 6.00%, 2/1/2056	2,719	2,804
Pool # DG1590, 6.00%, 2/1/2056	1,657	1,711
Pool # DG2582, 6.00%, 2/1/2056	3,821	3,934
Pool # DG2870, 6.00%, 2/1/2056	1,368	1,424
Pool # DG0818, 6.50%, 2/1/2056	2,066	2,159
Pool # DG1597, 6.50%, 2/1/2056	646	675
Pool # DG1598, 6.50%, 2/1/2056	467	491
Pool # DG2059, 6.50%, 2/1/2056	807	847
Pool # DG3689, 6.50%, 2/1/2056	655	686
Pool # DG3041, 5.50%, 3/1/2056	2,615	2,678
Pool # DG3660, 5.50%, 3/1/2056	593	609
Pool # DG3663, 5.50%, 3/1/2056	1,005	1,026
Pool # DG3668, 5.50%, 3/1/2056	1,146	1,174
Pool # DG3669, 5.50%, 3/1/2056	669	686
Pool # DG3743, 5.50%, 3/1/2056	515	529
Pool # DG3747, 5.50%, 3/1/2056	1,062	1,087
Pool # DG4449, 5.50%, 3/1/2056	2,458	2,507
Pool # DG4457, 5.50%, 3/1/2056	559	572
Pool # DG4498, 5.50%, 3/1/2056	1,286	1,311
Pool # MA5998, 5.50%, 3/1/2056	4,816	4,897
Pool # DG3673, 6.00%, 3/1/2056	1,046	1,082
Pool # DG3682, 6.50%, 3/1/2056	526	552
Pool # DG3683, 6.50%, 3/1/2056	494	517
Pool # DG3684, 6.50%, 3/1/2056	493	514
Pool # DG3686, 6.50%, 3/1/2056	730	762
Pool # DG3688, 6.50%, 3/1/2056	997	1,041
Pool # DG3693, 6.50%, 3/1/2056	474	498
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,585
Pool # BS3390, 1.69%, 10/1/2031	10,869	9,756
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,953
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS4294, 1.97%, 1/1/2034	2,400	2,076
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,963
Pool # BZ3537, 4.97%, 4/1/2035	11,327	11,902
GNMA II Pool # MB0697, ARM, 5.50%, 10/20/2055 (a)	10,950	11,229
GNMA II, 30 Year
Pool # DA9696, 6.50%, 4/20/2045	141	146
Pool # BF2605, 5.50%, 5/20/2048	256	267
Pool # BJ9839, 4.38%, 4/20/2049	72	72
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	36	38
Pool # MA8882, 7.00%, 5/20/2053	88	92
Pool # DA0555, 6.50%, 2/20/2054	2,123	2,230
Pool # 787307, 6.50%, 3/20/2054	2,745	2,883
Pool # DB1810, 6.50%, 3/20/2054	1,643	1,726
Pool # DB1811, 6.50%, 3/20/2054	707	742
Pool # DB1521, 6.00%, 4/20/2054	964	996
Pool # DB1161, 6.50%, 4/20/2054	1,353	1,421
Pool # DA9805, 6.50%, 5/20/2054	289	303
Pool # DB7176, 6.50%, 5/20/2054	426	450
Pool # DB7182, 6.00%, 6/20/2054	760	782
Pool # DB9010, 6.00%, 6/20/2054	892	917
Pool # DC6423, 6.00%, 6/20/2054	1,760	1,818
Pool # DC6424, 6.00%, 6/20/2054	1,232	1,271
Pool # DC6462, 6.00%, 6/20/2054	1,502	1,552
Pool # DC6464, 6.00%, 6/20/2054	7,207	7,432
Pool # DC7762, 6.00%, 6/20/2054	8,432	8,696
Pool # CP4226, 6.50%, 6/20/2054	935	986
Pool # CZ1406, 6.50%, 6/20/2054	406	429
Pool # DA1016, 6.50%, 6/20/2054	440	466
Pool # DB7470, 6.50%, 6/20/2054	2,241	2,354
Pool # DC6270, 6.50%, 6/20/2054	854	901
Pool # DB7520, 6.00%, 7/20/2054	2,600	2,682
Pool # DC6650, 6.00%, 7/20/2054	7,425	7,658
Pool # DC8318, 6.00%, 7/20/2054	298	307
Pool # DC8319, 6.00%, 7/20/2054	560	577
Pool # DA1123, 6.50%, 7/20/2054	1,389	1,459
Pool # DB7614, 6.50%, 7/20/2054	403	423
Pool # DC4815, 6.50%, 7/20/2054	1,602	1,683
Pool # DC4824, 6.50%, 7/20/2054	2,484	2,609
Pool # DC7719, 6.50%, 7/20/2054	137	144
Pool # DD0258, 6.50%, 7/20/2054	432	456
Pool # DD1474, 6.50%, 7/20/2054	5,128	5,386
Pool # 787515, 6.00%, 8/20/2054	52,189	53,690
Pool # DE1862, 6.00%, 8/20/2054	4,105	4,234
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	149

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 787524, 6.50%, 8/20/2054	23,212	24,523
Pool # 787526, 6.50%, 8/20/2054	25,883	27,227
Pool # 787527, 6.50%, 8/20/2054	22,932	24,182
Pool # 787528, 6.50%, 8/20/2054	28,891	30,373
Pool # DA1146, 6.50%, 8/20/2054	374	393
Pool # DA2943, 6.50%, 8/20/2054	1,172	1,232
Pool # DC5089, 6.50%, 8/20/2054	1,085	1,141
Pool # DC8297, 6.50%, 8/20/2054	1,319	1,388
Pool # DD0605, 6.50%, 8/20/2054	421	443
Pool # DD8028, 6.50%, 8/20/2054	471	497
Pool # DD8029, 6.50%, 8/20/2054	462	483
Pool # DD8031, 6.50%, 8/20/2054	235	247
Pool # DD8032, 6.50%, 8/20/2054	654	689
Pool # DD8033, 6.50%, 8/20/2054	200	211
Pool # DE0930, 6.50%, 8/20/2054	304	320
Pool # DE0931, 6.50%, 8/20/2054	242	256
Pool # DE0933, 6.50%, 8/20/2054	332	350
Pool # DE1872, 6.50%, 8/20/2054	3,732	3,920
Pool # 787553, 6.00%, 9/20/2054	43,813	45,208
Pool # DE0971, 6.00%, 9/20/2054	661	682
Pool # DE4370, 6.00%, 9/20/2054	2,597	2,678
Pool # DE4373, 6.00%, 9/20/2054	1,845	1,902
Pool # 787554, 6.50%, 9/20/2054	36,185	38,041
Pool # DE6368, 6.50%, 9/20/2054	2,738	2,871
Pool # 787593, 5.50%, 10/20/2054	5,512	5,634
Pool # 787595, 6.00%, 10/20/2054	7,681	7,935
Pool # 787596, 6.00%, 10/20/2054	18,950	19,625
Pool # DF5278, 6.00%, 10/20/2054	653	674
Pool # 787890, 6.00%, 11/20/2054	39,628	40,847
Pool # DG0986, 6.00%, 11/20/2054	150	156
Pool # DG1019, 6.00%, 11/20/2054	734	762
Pool # DG1038, 6.00%, 11/20/2054	112	116
Pool # DE0928, 6.00%, 12/20/2054	405	421
Pool # DF4458, 6.00%, 12/20/2054	583	606
Pool # DF4461, 6.00%, 12/20/2054	665	686
Pool # DF4477, 6.00%, 12/20/2054	1,418	1,474
Pool # DF8291, 6.00%, 12/20/2054	8,849	9,126
Pool # DG1004, 6.00%, 12/20/2054	642	667
Pool # DG1015, 6.00%, 12/20/2054	674	697
Pool # DG1018, 6.00%, 12/20/2054	673	699
Pool # DG1027, 6.00%, 12/20/2054	1,317	1,368
Pool # DG8794, 6.00%, 12/20/2054	334	347
Pool # DG8812, 6.00%, 12/20/2054	374	388
Pool # DG8826, 6.00%, 12/20/2054	432	449
Pool # DG8827, 6.00%, 1/20/2055	1,784	1,854
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DG8828, 6.00%, 1/20/2055	576	592
Pool # DG8829, 6.00%, 1/20/2055	763	793
Pool # DG8840, 6.00%, 1/20/2055	544	565
Pool # DG8841, 6.00%, 1/20/2055	1,613	1,676
Pool # DG8842, 6.00%, 1/20/2055	452	465
Pool # DG8843, 6.00%, 1/20/2055	617	641
Pool # DG8871, 6.00%, 1/20/2055	371	385
Pool # 787892, 5.50%, 2/20/2055	28,174	28,879
Pool # 787885, 6.00%, 3/20/2055	75,845	78,221
Pool # 787935, 5.50%, 4/20/2055	15,408	15,776
Pool # 787936, 5.50%, 4/20/2055	49,065	50,411
Pool # DI0238, 6.00%, 4/20/2055	3,807	3,904
Pool # 787943, 6.50%, 5/20/2055	36,930	39,085
Pool # 788063, 6.00%, 7/20/2055	16,050	16,552
Pool # MB0558, 6.50%, 8/20/2055	7,782	8,094
Pool # MB0624, 6.00%, 9/20/2055	62,406	63,791
Pool # DN0795, 5.50%, 10/20/2055	11,075	11,336
Pool # 788204, 6.00%, 10/20/2055	18,901	19,477
Pool # DN5956, 6.00%, 10/20/2055	4,234	4,384
Pool # DN5961, 6.00%, 10/20/2055	4,344	4,489
Pool # DN5965, 6.00%, 10/20/2055	24,692	25,480
Pool # DN5970, 6.00%, 10/20/2055	36,246	37,311
Pool # DN5975, 6.00%, 10/20/2055	3,677	3,779
Pool # 788245, 6.50%, 10/20/2055	36,606	38,462
Pool # 788316, 5.50%, 12/20/2055	34,363	35,079
Pool # MB0814, 5.50%, 12/20/2055	368,224	374,036
Pool # 788314, 6.00%, 12/20/2055	14,866	15,329
Pool # 788315, 6.50%, 12/20/2055	15,990	16,783
Pool # MB0816, 6.50%, 12/20/2055	34,180	35,674
Pool # MB0872, 5.50%, 1/20/2056	49,900	50,709
Pool # 788375, 6.50%, 1/20/2056	12,258	12,864
GNMA II, Other Pool # CX7724, 7.00%, 9/20/2063	92	95
GNMA II, Single Family, 30 Year
TBA, 5.50%, 3/15/2056 (b)	1,833,970	1,857,374
TBA, 6.00%, 3/15/2056 (b)	363,200	370,486
Total Mortgage-Backed Securities (Cost $5,243,943)		5,272,200
Commercial Mortgage-Backed Securities — 22.1%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (c)	600	540
Acrc 5.25%, 11/15/2026 ‡ (c)	21,000	20,555
Areit Frn 8.20%, 10/17/2026 ‡ (c)	29,000	28,771
BAML RCAP Frn 8.00%, 10/25/2027 ‡	10,639	10,639
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	8,795	6,986
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (c)	3,000	1,130
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (c)	2,800	2,371
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (c)	2,500	2,035
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (c)	8,600	6,007
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,841	1,662
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (a)	38,056	819
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (c)	5,000	4,001
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (c)	3,500	2,631
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (c)	5,231	4,168
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (c)	4,145	3,086
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (c)	2,149	1,428
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (c)	1,000	890
Series 2017-BNK5, Class C, 4.21%, 6/15/2060 (a)	2,050	1,968
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	3,195	2,789
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (a)	132,263	302
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (c)	3,000	2,388
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,000	575
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (c)	1,500	1,310
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (c)	1,250	997
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (c)	2,000	1,523
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (a)	2,500	1,873
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	2,000	1,579
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (c)	2,150	1,244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (a)	48,278	1,184
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	6,721	3,966
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (c)	8,600	4,559
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (a)	97,601	2,096
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (c)	4,250	3,364
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	7,380	5,971
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (c)	4,250	3,146
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	3,250	2,441
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	5,520	3,781
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,667
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (c)	3,700	2,833
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (c)	3,850	2,688
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (a)	40,000	1,178
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (c)	5,300	3,749
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	26,446	27,426
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,618	20,403
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	7,019
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (c)	8,451	5,509
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.29%, 3/15/2037 (a) (c)	6,000	5,030
Series 2017-C1, Class D, 3.55%, 2/15/2050 (a) (c)	1,000	733
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (a)	30,040	1,444
Series 2021-C11, Class XA, IO, 1.33%, 9/15/2054 (a)	154,566	7,690
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	7,100	8,025
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	151

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	15,110	16,023
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	2,000	1,212
Series 2018-B1, Class C, 4.20%, 1/15/2051 (a)	5,140	4,254
Series 2018-B2, Class XA, IO, 0.43%, 2/15/2051 (a)	31,988	197
Series 2018-B8, Class D, 3.00%, 1/15/2052 (c)	3,050	2,304
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	2,000	1,366
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (c)	6,000	2,681
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	1,900	1,059
Series 2020-B16, Class E, 2.50%, 2/15/2053 (c)	7,250	5,035
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,359
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	27,131	28,725
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	278	291
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,310
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	16,196
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (a)	20,000	1,088
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	3,000	1,061
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	9,150	5,352
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.51%, 8/15/2042 (a) (c)	21,450	21,584
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	28,900	30,641
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (c)	10,499	9,337
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (c)	5,000	4,346
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (a)	78,390	1,647
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,996
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	39,786	41,683
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (a)	27,530	29,457
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,846
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,277
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	24,700	26,321
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (a)	80,007	4,928
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,570
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,568
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (a)	385,258	18,668
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (c)	91,954	2,832
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	7,000	7,311
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	1,550	1,601
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (a)	48,247	2,114
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (a)	48,830	4,019
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.10%, 2/15/2039 (a) (c)	7,943	7,943
Series 2024-MF, Class B, 5.35%, 2/15/2039 (a) (c)	3,223	3,224
BX Mortgage Trust
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (c)	15,700	16,104
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (c)	7,900	8,033
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	2,300	1,672
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (c)	19,485	19,460
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026	6,700	6,655
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (c)	6,970	5,574
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (c)	8,000	6,514
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (c)	14,000	10,722
Series 2021-FRR1, Class BK58, 2.38%, 9/29/2029 (a) (c)	11,000	10,694
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (a)	3,000	1,660
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (c)	642	37
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	1,725	1,687
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	3,550	3,145
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	266	247
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (a)	914	860
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (c)	1,629	1,378
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (a)	2,700	2,543
Series 2019-CD8, Class XB, IO, 0.70%, 8/15/2057 (a) (c)	78,512	1,691
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	1,910	1,142
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.15%, 11/10/2049 (a)	800	727
Series 2016-C6, Class D, 4.15%, 11/10/2049 (a) (c)	1,900	1,580
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	4,359	3,864
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (c)	809	588
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (c)	3,750	2,025
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	8,955	6,022
Series 2015-GC31, Class D, 3.69%, 6/10/2048 (a)	3,800	243
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	43	42
Series 2016-GC36, Class B, 4.66%, 2/10/2049 (a)	2,500	2,381
Series 2016-GC36, Class C, 4.66%, 2/10/2049 (a)	1,000	878
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,200	1,153
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (c)	1,500	1,439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500	1,175
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	2,000	1,470
Series 2017-C4, Class D, 3.00%, 10/12/2050 (c)	5,453	4,837
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (c)	9,287	5,713
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,500
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,624
Series 2015-GC33, Class E, 4.34%, 9/10/2058 (a) (c)	4,330	2,126
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (c)	6,923	7,030
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	5,484	5,609
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	5,976	6,157
Series 2018-COR3, Class B, 4.54%, 5/10/2051 (a)	2,000	1,743
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.60%, 2/10/2047 (a)	1,000	981
Series 2014-UBS2, Class D, 4.96%, 3/10/2047 (a) (c)	267	118
Series 2014-CR19, Class E, 3.95%, 8/10/2047 (a) (c)	3,290	3,175
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	4,760	3,142
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	4,375	3,221
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	3,000	2,813
Series 2015-CR22, Class D, 3.69%, 3/10/2048 (a) (c)	4,174	3,297
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (c)	3,000	1,958
Series 2015-LC21, Class D, 4.24%, 7/10/2048 (a)	4,200	3,958
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (a)	1,458	1,356
Series 2015-CR25, Class D, 3.47%, 8/10/2048 (a)	665	648
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (c)	2,072	1,803
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	153

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-LC23, Class D, 3.68%, 10/10/2048 (a) (c)	2,000	1,718
Series 2015-LC23, Class E, 3.68%, 10/10/2048 (a) (c)	3,500	2,835
Series 2016-CR28, Class E, 4.07%, 2/10/2049 (a) (c)	3,588	2,843
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (a)	2,500	2,458
Series 2016-COR1, Class XB, IO, 0.42%, 10/10/2049 (a) (c)	27,554	22
Series 2016-COR1, Class C, 4.32%, 10/10/2049 (a)	1,000	862
Series 2013-CR11, Class D, 4.47%, 8/10/2050 (a) (c)	2,595	2,504
Series 2018-COR3, Class D, 2.84%, 5/10/2051 (a) (c)	3,250	1,341
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (c)	8,493	5,803
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.13%, 8/15/2048 (a)	1,750	1,315
Series 2015-C3, Class C, 4.13%, 8/15/2048 (a)	1,260	1,166
Series 2016-C5, Class D, 3.40%, 11/15/2048 (a) (c)	2,750	2,585
Series 2016-C6, Class D, 4.89%, 1/15/2049 (a) (c)	2,655	2,262
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (a)	7,000	6,775
Series 2018-CX11, Class C, 4.79%, 4/15/2051 (a)	6,734	6,340
Series 2018-C14, Class C, 4.88%, 11/15/2051 (a)	3,610	3,273
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (c)	2,000	1,504
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (a)	69,256	2,773
Series 2019-C17, Class D, 2.50%, 9/15/2052 (c)	5,500	3,055
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (a)	61,932	376
Series 2019-C18, Class XA, IO, 0.99%, 12/15/2052 (a)	44,796	1,315
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	4,450	2,288
Series 2021-C20, Class E, 2.25%, 3/15/2054 (c)	5,659	3,817
Series 2015-C2, Class C, 4.23%, 6/15/2057 (a)	1,548	1,478
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C2, Class D, 4.23%, 6/15/2057 (a)	4,775	4,193
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	12,636	10,895
DBGS Mortgage Trust Series 2018-C1, Class D, 2.89%, 10/15/2051 (a) (c)	1,000	744
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (c)	2,950	1,922
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (c)	1,250	539
Series 2017-C6, Class D, 3.19%, 6/10/2050 (a) (c)	1,800	1,478
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (c)	12,915	12,965
FHLMC
Series 2025-MN11, Class M1, 5.32%, 7/25/2045 (a) (c)	6,094	6,093
Series 2025-MN11, Class M2, 6.32%, 7/25/2045 (a) (c)	2,000	1,999
FHLMC MSCR Trust
Series 2021-MN2, Class M2, 7.02%, 7/25/2041 (a) (c)	11,394	11,394
Series 2021-MN2, Class B1, 9.17%, 7/25/2041 (a) (c)	2,000	2,000
Series 2023-MN7, Class M1, 7.27%, 9/25/2043 (a) (c)	3,189	3,200
Series 2023-MN7, Class M2, 9.37%, 9/25/2043 (a) (c)	10,000	10,721
Series 2023-MN7, Class B1, 12.52%, 9/25/2043 (a) (c)	11,000	12,739
Series 2024-MN8, Class M1, 6.52%, 5/25/2044 (a) (c)	4,107	4,133
Series 2024-MN8, Class M2, 7.92%, 5/25/2044 (a) (c)	12,025	12,520
Series 2024-MN8, Class B1, 11.02%, 5/25/2044 (a) (c)	8,300	9,682
Series 2024-MN9, Class M1, 6.12%, 10/25/2044 (a) (c)	2,011	2,028
Series 2024-MN9, Class M2, 6.92%, 10/25/2044 (a) (c)	8,900	9,036
Series 2024-MN9, Class B1, 9.67%, 10/25/2044 (a) (c)	2,000	2,119
Series 2025-MN10, Class M1, 5.72%, 2/25/2045 (a) (c)	11,332	11,231
Series 2025-MN10, Class M2, 6.52%, 2/25/2045 (a) (c)	6,900	6,935
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-MN10, Class B1, 8.62%, 2/25/2045 (a) (c)	820	830
Series 2025-MN11, Class B1, 8.07%, 7/25/2045 (a) (c)	6,300	6,297
Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (c)	234	234
Series 2021-MN1, Class M2, 7.42%, 1/25/2051 (a) (c)	14,640	15,191
Series 2021-MN1, Class B1, 11.42%, 1/25/2051 (a) (c)	2,100	2,332
Series 2021-MN3, Class M2, 7.67%, 11/25/2051 (a) (c)	18,800	19,457
Series 2021-MN3, Class B1, 10.52%, 11/25/2051 (a) (c)	3,500	3,704
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	54,403	5,756
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.45%, 12/27/2028 (a)	14,556	363
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	1,888
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	31,381	4,033
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	40,000	2,554
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (a)	186,283	37,411
Series 2021-P011, Class X1, IO, 1.75%, 9/25/2045 (a)	9,409	1,007
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.17%, 5/25/2052 (a) (c)	2,000	2,201
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.23%, 7/25/2026 (a)	14,525	55
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (a)	20,705	204
Series K064, Class X3, IO, 2.14%, 5/25/2027 (a)	18,830	441
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (a)	117,878	985
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	112,120	1,008
Series K742, Class X1, IO, 0.76%, 3/25/2028 (a)	21,471	228
Series K742, Class X3, IO, 2.59%, 4/25/2028 (a)	16,000	825
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K743, Class X1, IO, 0.90%, 5/25/2028 (a)	3,902	69
Series K075, Class X3, IO, 2.13%, 5/25/2028 (a)	5,471	209
Series K080, Class X1, IO, 0.12%, 7/25/2028 (a)	136,773	467
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	19,450	1,048
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	8,797	140
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	100,000	799
Series KW09, Class X1, IO, 0.76%, 5/25/2029 (a)	132,459	2,487
Series K095, Class XAM, IO, 1.23%, 6/25/2029 (a)	9,000	353
Series K528, Class X1, IO, 1.01%, 7/25/2029 (a)	67,000	1,757
Series KG02, Class X1, IO, 1.01%, 8/25/2029 (a)	23,534	623
Series K100, Class X1, IO, 0.64%, 9/25/2029 (a)	227,190	4,516
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	81,000	5,077
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	147,080	9,945
Series K104, Class X1, IO, 1.11%, 1/25/2030 (a)	6,586	237
Series K105, Class X1, IO, 1.51%, 1/25/2030 (a)	63,784	3,193
Series K107, Class X1, IO, 1.58%, 1/25/2030 (a)	183,751	9,726
Series K537, Class X1, IO, 0.08%, 2/25/2030 (a)	296,437	1,760
Series K109, Class X1, IO, 1.57%, 4/25/2030 (a)	38,698	2,069
Series K110, Class X1, IO, 1.64%, 4/25/2030 (a)	123,848	6,892
Series K117, Class X1, IO, 1.22%, 8/25/2030 (a)	86,400	3,869
Series K119, Class X1, IO, 0.92%, 9/25/2030 (a)	34,125	1,194
Series K122, Class X1, IO, 0.87%, 11/25/2030 (a)	36,610	1,249
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	65,094	1,886
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	12,480	374
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (a)	17,689	720
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	94,906	2,002
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	26,500	3,725
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	29,770	1,361
Series K131, Class X1, IO, 0.73%, 7/25/2031 (a)	18,833	632
Series K131, Class X3, IO, 2.95%, 9/25/2031 (a)	19,369	2,606
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	56,012	1,374
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	98,534	1,595
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	169,739	2,737
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	24,925	506
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	10,891	262
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	8,038	2,603
Series KX04, Class XFX, IO, 1.33%, 1/25/2034 (a)	51,867	1,806
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (a)	48,972	1,851
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	7,134	1,490
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (a)	19,665	1,896
Series Q012, Class X, IO, 3.94%, 9/25/2035 (a)	25,590	3,748
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	14,500	847
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (a)	17,774	1,329
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (a)	200	42
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (a)	12,475	2,409
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (a)	6,000	1,513
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	2,500	615
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (a)	10,834	2,761
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K067, Class X3, IO, 2.12%, 9/25/2044 (a)	91,000	2,737
Series K070, Class X3, IO, 2.04%, 12/25/2044 (a)	42,245	1,431
Series K724, Class X3, IO, 3.95%, 12/25/2044 (a)	95	—
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	13,000	343
Series K066, Class X3, IO, 2.16%, 8/25/2045 (a)	25,000	727
Series K072, Class X3, IO, 2.14%, 12/25/2045 (a)	20,640	772
Series K087, Class X3, IO, 2.27%, 1/25/2046 (a)	87,708	5,043
Series K089, Class X3, IO, 2.30%, 1/25/2046 (a)	132,506	8,356
Series K091, Class X3, IO, 2.28%, 4/25/2046 (a)	81,933	5,788
Series K078, Class X3, IO, 2.21%, 6/25/2046 (a)	2,680	121
Series K079, Class X3, IO, 2.25%, 7/25/2046 (a)	9,000	412
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	93,876	5,911
Series K081, Class X3, IO, 2.24%, 9/25/2046 (a)	29,425	1,531
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	49,000	2,656
Series K083, Class X3, IO, 2.29%, 11/25/2046 (a)	15,000	859
Series K103, Class X3, IO, 1.85%, 12/25/2046 (a)	80,100	4,940
Series K102, Class X3, IO, 1.89%, 12/25/2046 (a)	69,791	4,565
Series K104, Class X3, IO, 1.89%, 2/25/2047 (a)	45,985	3,067
Series K088, Class X3, IO, 2.35%, 2/25/2047 (a)	94,987	6,021
Series K735, Class X3, IO, 2.15%, 5/25/2047 (a)	40,000	154
Series K093, Class X3, IO, 2.21%, 5/25/2047 (a)	136,528	8,802
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	103,000	6,681
Series K094, Class X3, IO, 2.12%, 7/25/2047 (a)	35,331	2,373
Series K095, Class X3, IO, 2.10%, 8/25/2047 (a)	91,253	5,896
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K736, Class X3, IO, 2.00%, 9/25/2047 (a)	89,230	628
Series K116, Class X3, IO, 3.02%, 9/25/2047 (a)	23,000	2,637
Series K099, Class X3, IO, 1.95%, 10/25/2047 (a)	49,100	2,944
Series K098, Class X3, IO, 2.00%, 10/25/2047 (a)	145,702	9,065
Series K740, Class X3, IO, 2.48%, 11/25/2047 (a)	21,423	772
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	74,853	958
Series K106, Class X3, IO, 1.91%, 3/25/2048 (a)	100,622	6,451
Series K105, Class X3, IO, 1.92%, 3/25/2048 (a)	118,746	8,469
Series K111, Class X3, IO, 3.18%, 4/25/2048 (a)	52,234	6,265
Series K108, Class X3, IO, 3.49%, 4/25/2048 (a)	63,492	7,562
Series K738, Class X3, IO, 3.32%, 5/25/2048 (a)	71,537	2,363
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	13,770	1,687
Series K110, Class X3, IO, 3.37%, 6/25/2048 (a)	28,200	3,451
Series K112, Class X3, IO, 3.00%, 7/25/2048 (a)	47,630	5,438
Series K114, Class X3, IO, 2.73%, 8/25/2048 (a)	10,750	1,071
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	8,000	873
Series K117, Class X3, IO, 2.87%, 10/25/2048 (a)	36,500	4,013
Series K120, Class X3, IO, 2.74%, 11/25/2048 (a)	38,372	4,138
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	52,192	5,904
Series K739, Class X3, IO, 2.80%, 11/25/2048 (a)	39,675	1,384
Series K122, Class X3, IO, 2.63%, 1/25/2049 (a)	36,631	3,837
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	39,727	4,431
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	8,066	897
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	5,000	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	15,000	2,911
Series K096, Class X3, IO, 2.04%, 8/25/2051 (a)	48,669	2,857
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	18,414	4,020
Series Q014, Class X, IO, 2.77%, 10/25/2055 (a)	4,978	718
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	2,625	614
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	4,589	1,206
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	21,981	632
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (a)	56,265	—
Series 2019-M28, Class XAV3, IO, 0.91%, 2/25/2027 (a)	13,637	26
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (a)	34,193	28
Series 2020-M10, Class X7, IO, 1.63%, 11/25/2027 (a)	27,241	545
Series 2020-M26, Class X3, IO, 1.73%, 1/25/2028 (a)	20,252	143
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (a)	13,053	147
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (a)	71,570	1,089
Series 2020-M33, Class X, IO, 1.89%, 6/25/2028 (a)	17,792	211
Series 2019-M30, Class X4, IO, 1.12%, 8/25/2028 (a)	16,510	2
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (a)	17,262	467
Series 2019-M31, Class X, IO, 1.31%, 9/25/2028 (a)	24,734	590
Series 2019-M30, Class X1, IO, 0.23%, 11/25/2028 (a)	69,485	291
Series 2020-M10, Class X3, IO, 1.31%, 11/25/2028 (a)	45,018	1,136
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (a)	44,665	1,302
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (a)	12,139	294
Series 2019-M19, Class X2, IO, 0.61%, 9/25/2029 (a)	78,790	1,272
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	157

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M32, Class X2, IO, 1.12%, 10/25/2029 (a)	23,039	669
Series 2019-M30, Class X2, IO, 0.29%, 12/25/2029 (a)	89,031	31
Series 2019-M28, Class XA2, IO, 0.22%, 2/25/2030 (a)	13,205	75
Series 2020-M3, Class X1, IO, 0.31%, 2/25/2030 (a)	14,736	124
Series 2019-M28, Class XA3, IO, 0.61%, 2/25/2030 (a)	23,583	357
Series 2020-M6, Class XD, IO, 1.09%, 2/25/2030 (a)	5,558	56
Series 2020-M19, Class X1, IO, 0.42%, 5/25/2030 (a)	28,833	373
Series 2020-M7, Class X, IO, 1.01%, 7/25/2030 (a)	27,673	738
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (a)	104,405	5,757
Series 2021-M16, Class X, IO, 0.53%, 1/1/2031 (a)	103,763	895
Series 2020-M22, Class X, IO, 0.86%, 3/25/2031 (a)	69,508	1,649
Series 2020-M30, Class X, IO, 0.90%, 7/25/2031 (a)	17,623	586
Series 2020-M39, Class X2, IO, 1.41%, 8/25/2031 (a)	35,931	1,724
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (a)	65,177	554
Series 2020-M21, Class XA, IO, 1.02%, 3/25/2032 (a)	60,917	2,767
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (a)	20,553	353
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (a)	82,945	2,731
Series 2020-M47, Class X1, IO, 0.56%, 10/25/2032 (a)	51,450	456
Series 2020-M31, Class X1, IO, 0.83%, 10/25/2032 (a)	89,418	1,212
Series 2019-M30, Class X5, IO, 0.33%, 5/25/2033 (a)	96,026	1,032
Series 2019-M31, Class X1, IO, 1.06%, 4/25/2034 (a)	37,895	2,111
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	11,500	11,660
Series 2018-M15, Class X, IO, 0.63%, 1/25/2036 (a)	6,041	138
Series 2020-M6, Class XL, IO, 1.05%, 11/25/2049 (a)	30,156	1,570
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	18,000	9,260
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.29%, 9/25/2024 (a) (c)	162	162
Series 2017-KF41, Class B, 6.29%, 11/25/2024 (a) (c)	125	128
Series 2019-KC06, Class B, 3.83%, 9/25/2026 (a) (c)	7,609	7,484
Series 2020-KF74, Class B, 5.94%, 1/25/2027 (a) (c)	742	738
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (c)	9,625	9,178
Series 2017-KF33, Class B, 6.34%, 6/25/2027 (a) (c)	3,885	3,768
Series 2017-KF40, Class B, 6.49%, 11/25/2027 (a) (c)	124	123
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (c)	26,000	24,938
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (c)	12,000	10,139
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (c)	100,306	168
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (c)	16,000	30
Series 2018-KW06, Class B, 4.27%, 6/25/2028 (a) (c)	6,326	6,155
Series 21K-F116, Class CS, 10.08%, 6/25/2028 (a) (c)	22,847	22,732
Series 2018-KF50, Class B, 5.69%, 7/25/2028 (a) (c)	145	141
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (c)	11,071	10,247
Series 2018-KF56, Class B, 6.24%, 11/25/2028 (a) (c)	258	244
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (c)	16,320	15,810
Series 2019-KF57, Class B, 6.04%, 1/25/2029 (a) (c)	765	735
Series 2019-KBF3, Class C, 8.54%, 1/25/2029 (a) (c)	3,290	3,183
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (c)	3,600	3,402
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (c)	10,000	9,161
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	168,727	402
Series 2019-KG01, Class B, 4.28%, 4/25/2029 (a) (c)	3,000	2,782
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF61, Class B, 5.99%, 4/25/2029 (a) (c)	1,341	1,287
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	228,256	506
Series 2019-KW09, Class B, 3.99%, 5/25/2029 (a) (c)	15,670	14,845
Series 2019-KF63, Class B, 6.14%, 5/25/2029 (a) (c)	3,462	3,260
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	22,210	17,323
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	20,000	54
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (c)	11,000	10,016
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	37,520	103
Series 2019-KC05, Class B, 4.16%, 7/25/2029 (a) (c)	16,737	15,478
Series 2019-KF65, Class B, 6.19%, 7/25/2029 (a) (c)	3,777	3,491
Series 2019-KF66, Class B, 6.19%, 7/25/2029 (a) (c)	1,084	1,025
Series 2019-KF67, Class B, 6.04%, 8/25/2029 (a) (c)	1,479	1,410
Series 2019-KF67, Class C, 9.79%, 8/25/2029 (a) (c)	4,438	3,891
Series 2019-KF70, Class B, 6.09%, 9/25/2029 (a) (c)	790	781
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (c)	9,977	8,537
Series 2019-KF71, Class B, 6.09%, 10/25/2029 (a) (c)	2,898	2,725
Series 2019-KF73, Class B, 6.24%, 11/25/2029 (a) (c)	5,191	4,835
Series 2020-KF75, Class B, 6.04%, 12/25/2029 (a) (c)	1,167	1,091
Series 2020-KF76, Class B, 6.54%, 1/25/2030 (a) (c)	782	766
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (c)	19,000	15,897
Series 2023-K752, Class D, PO, 8/25/2030 (c)	13,100	9,306
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	44,900	161
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	10,900	7,778
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	132,968	458
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	10,900	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KW07, Class C, PO, 10/25/2031 (c)	12,089	9,850
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (c)	98,975	188
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (c)	16,500	35
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (a) (c)	1,000	921
Series 2022-KF132, Class CS, 10.08%, 2/25/2032 (a) (c)	25,806	23,973
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	11,012	8,329
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	121,766	329
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	14,882	43
Series 2023-KF149, Class CS, 9.83%, 12/25/2032 (a) (c)	6,492	6,618
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (c)	1,750	1,569
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (c)	81,410	476
Series 19K-1511, Class C, PO, 4/25/2034 (c)	18,000	9,705
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	527,351	3,054
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	13,000	6,926
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (c)	146,576	700
Series 2018-K75, Class D, PO, 4/25/2051 (c)	30,000	25,138
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (c)	456,593	666
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (c)	114,000	189
Series 2018-K83, Class D, PO, 11/25/2051 (c)	16,800	13,595
Series 2019-K92, Class D, PO, 5/25/2052 (c)	16,000	12,645
Series 2020-K740, Class D, PO, 11/25/2052 (c)	24,123	21,327
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (c)	250,341	298
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (c)	59,134	78
Series 2020-K105, Class D, PO, 3/25/2053 (c)	33,000	23,372
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	350,136	1,038
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	81,000	269
Series 2020-K109, Class D, PO, 5/25/2053 (c)	25,000	17,292
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K113, Class D, PO, 5/25/2053 (c)	26,843	19,130
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	275,724	890
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	65,781	225
Series 2020-K115, Class D, PO, 9/25/2053 (c)	25,000	18,655
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	267,066	921
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	60,800	221
Series 2020-K118, Class D, PO, 10/25/2053 (c)	22,812	16,457
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	247,306	873
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	50,947	189
Series 2020-K739, Class D, PO, 11/25/2053 (c)	12,500	10,735
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	119,802	120
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	31,000	38
Series 2021-K126, Class D, PO, 1/25/2054 (c)	25,000	17,287
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	260,314	977
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	66,000	267
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	216,271	724
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (a)	5,424	—
Series 2025-128, Class AW, 4.75%, 3/16/2054	13,886	13,966
Series 2025-144, Class A, 4.75%, 7/16/2054	20,763	20,928
Series 2025-93, Class AM, 4.75%, 12/16/2054	10,900	10,934
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	4,535	4,087
Series 2015-104, IO, 0.07%, 5/16/2055 (a)	5,940	7
Series 2025-106, Class A, 5.00%, 7/16/2055	10,413	10,578
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	4,828	4,836
Series 2025-138, Class A, 4.75%, 5/16/2056	28,940	29,053
Series 2025-128, Class AD, 5.00%, 10/16/2056	2,801	2,846
Series 2026-20, Class AM, 4.50%, 6/16/2057	8,991	8,975
Series 2023-127, IO, 0.40%, 7/16/2057 (a)	392,545	6,884
Series 2026-17, Class AC, 4.50%, 8/16/2057	9,750	9,741
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-16, Class AC, 4.00%, 12/16/2057	32,258	31,944
Series 2023-108, IO, 0.68%, 8/16/2059 (a)	203,150	7,455
Series 2018-4, IO, 0.57%, 10/16/2059 (a)	3,964	137
Series 2026-14, Class A, 4.50%, 1/16/2060	11,171	11,139
Series 2019-67, IO, 0.91%, 2/16/2060 (a)	7,949	444
Series 2018-106, IO, 0.66%, 4/16/2060 (a)	6,472	328
Series 2018-119, IO, 0.68%, 5/16/2060 (a)	7,541	423
Series 2019-9, IO, 0.89%, 8/16/2060 (a)	11,977	664
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	17,122	1,145
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (a)	18,046	414
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (a)	23,602	922
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	4,155	207
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	67,646	4,834
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	29,484	2,139
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	222,920	8,844
Series 2021-218, IO, 0.97%, 10/16/2061 (a)	14,744	1,088
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (a)	31,071	1,607
Series 2020-28, IO, 0.81%, 11/16/2061 (a)	16,417	916
Series 2020-56, IO, 0.97%, 11/16/2061 (a)	43,605	2,873
Series 2020-124, IO, 0.99%, 12/16/2061 (a)	8,378	488
Series 2025-38, IO, 0.64%, 1/16/2062 (a)	150,619	6,242
Series 2019-144, IO, 0.79%, 1/16/2062 (a)	13,745	797
Series 2020-40, IO, 0.88%, 1/16/2062 (a)	38,610	2,283
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	45,462	2,870
Series 2020-94, IO, 0.97%, 3/16/2062 (a)	17,417	1,190
Series 2020-10, IO, 0.58%, 4/16/2062 (a)	19,855	800
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	62,265	2,877
Series 2020-70, IO, 0.76%, 4/16/2062 (a)	46,808	2,565
Series 2020-38, IO, 0.82%, 4/16/2062 (a)	10,074	595
Series 2020-54, IO, 0.92%, 4/16/2062 (a)	157,488	9,963
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (a)	38,109	3,107
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	7,655	447
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (a)	18,414	1,233
Series 2020-72, IO, 1.00%, 5/16/2062 (a)	93,425	6,280
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (a)	67,628	4,175
Series 2020-108, IO, 0.85%, 6/16/2062 (a)	32,213	1,854
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	201,620	13,261
Series 2020-194, IO, 1.07%, 6/16/2062 (a)	12,352	884
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-169, IO, 0.85%, 7/16/2062 (a)	345,751	21,713
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	31,041	2,678
Series 2020-161, IO, 1.04%, 8/16/2062 (a)	30,278	2,259
Series 2020-111, IO, 0.87%, 9/15/2062 (a)	15,696	921
Series 2020-158, IO, 0.79%, 9/16/2062 (a)	51,818	2,995
Series 2021-88, IO, 0.79%, 9/16/2062 (a)	89,212	5,456
Series 2020-114, IO, 0.80%, 9/16/2062 (a)	69,737	3,888
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	73,434	4,677
Series 2020-192, IO, 0.94%, 9/16/2062 (a)	59,089	4,050
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	12,741	729
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	115,322	7,377
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	156,496	10,358
Series 2020-128, IO, 0.92%, 10/16/2062 (a)	54,912	3,669
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	61,146	4,204
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	80,223	5,639
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	8,793	709
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (a)	3,303	274
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	46,644	2,859
Series 2021-120, IO, 0.99%, 2/16/2063 (a)	50,619	3,761
Series 2021-62, Class AT, 4.00%, 2/16/2063	40,602	39,267
Series 2020-145, IO, 0.73%, 3/16/2063 (a)	33,617	1,760
Series 2021-101, IO, 0.68%, 4/16/2063 (a)	78,100	3,905
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	28,862	1,759
Series 2021-106, IO, 0.86%, 4/16/2063 (a)	91,798	6,023
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	97,943	6,803
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	73,643	4,495
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	14,405	959
Series 2021-22, IO, 0.97%, 5/16/2063 (a)	49,568	3,458
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	14,005	1,033
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	124,639	6,527
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	84,566	5,606
Series 2021-181, IO, 0.98%, 7/16/2063 (a)	133,626	9,257
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	39,677	2,993
Series 2021-195, Class IX, IO, 1.21%, 8/16/2063 (a)	50,449	4,594
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	8,531	8,341
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	356,800	15,841
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	39,950	2,777
Series 2021-112, IO, 0.99%, 10/16/2063 (a)	16,411	1,253
Series 2021-148, IO, 1.07%, 10/16/2063 (a)	64,297	5,406
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	2,707	183
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	18,767	1,308
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-78, IO, 1.00%, 11/16/2063 (a)	258,775	19,176
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	31,255	2,503
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	35,260	3,109
Series 2021-167, IO, 0.87%, 12/16/2063 (a)	62,544	4,469
Series 2022-4, IO, 0.86%, 3/16/2064 (a)	359,447	23,144
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	78,468	5,012
Series 2025-206, IO, 0.80%, 4/16/2064 (a)	188,286	11,491
Series 2022-149, IO, 0.46%, 6/16/2064 (a)	47,507	1,751
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	28,494	1,111
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	136,161	7,814
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	144,884	6,915
Series 2022-141, IO, 0.78%, 6/16/2064 (a)	11,465	720
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	33,680	1,833
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	31,683	1,902
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	31,275	2,105
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	128,783	5,685
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	24,417	1,617
Series 2022-166, IO, 0.79%, 4/16/2065 (a)	78,443	4,841
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	320,509	22,849
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	58,042	3,679
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	62,466	4,164
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	19,615	1,504
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	155,468	7,517
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	10,608	757
Series 2025-112, IO, 0.57%, 3/16/2066 (a)	135,823	6,971
Series 2024-121, IO, 1.31%, 7/1/2066 (a)	9,919	937
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	19,216	1,255
Series 2025-212, Class AC, 5.00%, 12/16/2066	7,859	8,033
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	13,457	12,461
Series 2025-202, IO, 0.72%, 9/16/2067 (a)	64,873	4,753
Series 2025-183, IO, 0.73%, 10/16/2067 (a)	84,272	5,977
Series 2025-212, Class BE, 4.75%, 1/16/2068	10,982	11,078
Series 2025-142, IO, 0.71%, 2/16/2068 (a)	23,163	1,602
Series 2026-16, IO, 0.96%, 2/16/2068 (a)	37,635	3,159
Series 2025-213, Class PA, 4.50%, 2/16/2068	2,165	2,179
Series 2025-217, Class AK, 4.50%, 2/16/2068 (a)	11,313	11,238
Series 2025-200, Class PA, 4.50%, 4/16/2068	10,962	10,993
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	30,211	1,700
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 3.86%, 7/10/2046 (a) (c)	1,500	1,467
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	161

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC28, Class D, 4.57%, 2/10/2048 (a) (c)	843	807
Series 2015-GC32, Class D, 3.35%, 7/10/2048	73	71
Series 2015-GS1, Class C, 4.37%, 11/10/2048 (a)	5,780	5,086
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (c)	5,547	693
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,480
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	4,950	3,247
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (c)	11,880	8,840
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (a)	39,035	436
Series 2020-GC45, Class XA, IO, 0.61%, 2/13/2053 (a)	69,197	1,345
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (c)	3,000	2,269
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (c)	7,000	4,989
Series 2020-GC47, Class XA, IO, 1.12%, 5/12/2053 (a)	80,169	3,025
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (c)	18,158	13,273
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (c)	4,000	2,547
Harvest Commercial Capital Loan Trust Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	18,719	19,504
HCFT 7.25%, 1/13/2027 ‡	7,330	7,281
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (c)	53,700	55,839
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (c)	27,350	28,078
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (c)	17,600	18,124
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (c)	4,000	4,159
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	2,000	1,891
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	3,000	1,598
Series 2015-C30, Class B, 4.15%, 7/15/2048 (a)	10,630	10,099
Series 2015-C30, Class C, 4.15%, 7/15/2048 (a)	3,750	3,061
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C31, Class C, 4.65%, 8/15/2048 (a)	5,000	3,901
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (c)	1,000	913
Series 2015-C33, Class D2, 4.30%, 12/15/2048 (a) (c)	1,000	817
Series 2015-C33, Class C, 4.80%, 12/15/2048 (a)	3,350	3,216
Series 2016-C1, Class D1, 4.13%, 3/17/2049 (a) (c)	1,500	1,406
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.42%, 3/15/2050 (a)	31,917	147
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (a)	2,460	2,150
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	1,000	959
Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (c)	4,669	3,813
Series 2017-JP7, Class D, 4.42%, 9/15/2050 (a) (c)	367	261
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	9,875	4,800
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.97%, 12/15/2046 (a) (c)	1,809	1,763
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (a)	4,647	4,303
Series 2016-JP3, Class D, 3.43%, 8/15/2049 (a) (c)	8,122	5,962
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (c)	2,500	2,045
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (c)	6,334	4,849
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,443	1,418
Series 2014-C19, Class E, 3.25%, 12/15/2047 (c)	6,500	5,411
Series 2015-C21, Class B, 3.85%, 3/15/2048 (a)	1,869	1,826
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	2,786	2,667
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (c)	11,194	8,953
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-C31, Class B, 3.88%, 11/15/2049 (a)	1,750	1,696
Series 2016-C31, Class C, 4.24%, 11/15/2049 (a)	1,000	931
Series 2015-C23, Class D, 4.20%, 7/15/2050 (a) (c)	1,948	1,893
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.31%, 12/15/2050 (a)	1,200	1,153
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (c)	1,000	824
Series 2019-L2, Class C, 4.97%, 3/15/2052 (a)	6,755	6,008
Series 2019-L3, Class D, 2.50%, 11/15/2052 (c)	4,500	3,495
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	7,175	5,561
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (a)	17,234	1,061
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (a)	60,000	2,053
Series 2021-L5, Class E, 2.50%, 5/15/2054 (c)	4,234	3,006
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (c)	13,685	10,215
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (c)	5,500	3,475
Series 2021-L7, Class E, 2.50%, 10/15/2054 (c)	8,091	5,282
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	13,337	7,216
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	20,000	9,811
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	37,272	40,702
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (c)	51,017	51,797
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (c)	76,204	77,333
Series 2023-01, Class M7, 7.67%, 11/25/2053 (a) (c)	3,249	3,340
Series 2023-01, Class M10, 10.17%, 11/25/2053 (a) (c)	18,075	20,764
Series 2024-01, Class M7, 6.42%, 7/25/2054 (a) (c)	1,700	1,720
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-01, Class M10, 7.52%, 7/25/2054 (a) (c)	1,100	1,136
Series 2025-01, Class M1, 6.07%, 5/25/2055 (a) (c)	20,387	20,714
Series 2025-01, Class M2, 6.77%, 5/25/2055 (a) (c)	12,900	12,923
Series 2025-01, Class B1, 8.87%, 5/25/2055 (a) (c)	2,400	2,514
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.60%, 12/18/2051 ‡ (a) (c)	8,000	7,008
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (c)	5,000	3,841
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	5,922	5,886
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	19,027	19,098
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (c)	8,695	8,722
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	4,822	4,824
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	11,676	11,665
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	13,539	14,012
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	20,727	21,886
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	63,500	67,956
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.25%, 2/13/2053 (a) (c)	70,600	2,556
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (c)	11,440	8,375
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (c)	4,750	2,432
Series 2020-RR1, Class D, 4.08%, 2/13/2053 (a) (c)	9,750	4,365
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.05%, 5/15/2039 (a) (c)	15,540	15,530
Series 2024-DSNY, Class B, 5.40%, 5/15/2039 (a) (c)	10,267	10,267
SHR Trust Series 2024-LXRY, Class B, 6.11%, 10/15/2041 (a) (c)	3,000	3,006
SREIT Trust Series 2021-MFP, Class G, 6.75%, 11/15/2038 (a) (c)	10,905	10,899
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
TPG Trust Series 2024-WLSC, Class A, 5.79%, 11/15/2029 (a) (c)	8,600	8,590
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	5,023
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (a)	4,000	3,923
Series 2017-C2, Class C, 4.30%, 8/15/2050 (a)	7,250	6,938
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (a)	8,471	8,254
Series 2017-C6, Class C, 4.71%, 12/15/2050 (a)	1,010	844
Series 2018-C9, Class B, 4.57%, 3/15/2051 (a)	5,490	4,204
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	4,340	3,554
Series 2018-C11, Class XB, IO, 0.25%, 6/15/2051 (a)	100,000	649
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (a)	8,679	8,585
Series 2018-C11, Class B, 4.71%, 6/15/2051 (a)	2,500	2,386
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	655	644
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (c)	76	73
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (c)	140	132
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (c)	851	826
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (c)	1,948	1,855
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (c)	1,625	1,592
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (c)	2,105	1,772
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (c)	1,653	1,359
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (c)	2,254	2,202
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	3,764	3,744
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	3,659	3,693
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (c)	4,000	4,033
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (c)	1,500	1,513
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (c)	4,952	4,742
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,110	1,858
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (c)	9,230	8,241
Series 2015-C29, Class D, 4.26%, 6/15/2048 (a)	1,077	1,044
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (c)	1,500	649
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	4,500	3,583
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,950
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (a)	70,000	281
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,250	923
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	2,890	2,470
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (a)	13,600	569
Series 2020-C55, Class D, 2.50%, 2/15/2053 (c)	4,500	3,085
Series 2020-C55, Class E, 2.50%, 2/15/2053 (c)	6,850	4,163
Series 2021-C59, Class D, 2.50%, 4/15/2054 (c)	2,500	1,897
Series 2022-C62, Class C, 4.34%, 4/15/2055 (a)	2,500	2,162
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,687
Series 2015-NXS2, Class D, 3.87%, 7/15/2058 (a)	2,226	1,513
Series 2015-LC22, Class D, 4.72%, 9/15/2058 (a)	2,107	1,875
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (c)	718	704
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	6,153	5,571
Series 2014-C22, Class D, 3.79%, 9/15/2057 (a) (c)	1,440	544
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (c)	6,362	6,602
Total Commercial Mortgage-Backed Securities (Cost $3,683,981)		3,620,080
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 21.9%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	3,085	3,086
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	1,220	1,257
6.25%, 3/15/2033 (c)	2,705	2,804
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (c)	4,795	5,137
7.25%, 7/1/2031 (c)	4,089	4,350
7.00%, 6/1/2032 (c)	2,292	2,414
6.75%, 6/15/2033 (c)	1,650	1,739
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	4,404	4,362
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	987	1,006
Goat Holdco LLC 6.75%, 2/1/2032 (c)	2,632	2,720
ICITII 6.00%, 1/31/2033 ‡ (c)	1,779	797
TransDigm, Inc.
6.38%, 3/1/2029 (c)	18,982	19,498
6.63%, 3/1/2032 (c)	6,852	7,099
6.25%, 1/31/2034 (c)	1,175	1,216
		57,485
Automobile Components — 0.7%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	1,815	1,851
8.25%, 4/15/2031 (c)	3,610	3,777
7.50%, 2/15/2033 (c)	3,055	3,206
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	4,093	4,088
5.88%, 6/1/2029 (c)	10,651	10,762
3.75%, 1/30/2031 (c)	10,702	10,180
5.88%, 12/1/2033 (c)	1,120	1,144
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	3,441	3,444
5.00%, 10/1/2029	10,300	10,063
Clarios Global LP
6.75%, 5/15/2028 (c)	1,570	1,606
6.75%, 2/15/2030 (c)	3,080	3,226
6.75%, 9/15/2032 (c)	6,451	6,696
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (c) (e)	4,609	4,712
5.63% (Cash), 5/15/2027 (c) (e)	969	982
9.25%, 3/1/2031 (b) (c)	15,569	15,613
Dana, Inc. 4.25%, 9/1/2030	1,016	975
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	4,565	4,124
Forvia SE (France) 6.75%, 9/15/2033 (c)	1,010	1,040
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	10,041	9,842
6.63%, 7/15/2030	1,432	1,463
5.25%, 4/30/2031	2,441	2,341
5.25%, 7/15/2031	2,855	2,724
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (e)	5,618	5,905
8.00% (Cash), 11/15/2032 (c) (e)	820	875
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	4,961	5,011
		115,650
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (c)	1,000	993
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	11,187	12,462
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (f) (g) (h) (i) (j)	1,300	1,391
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (f) (g) (h) (i) (j)	9,900	10,230
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (f) (g) (h) (i)	10,800	11,995
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (g) (h) (i)	29,605	30,463
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (f) (g) (h) (i)	8,540	9,090
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (i)	5,030	5,223
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (c) (f) (g) (h) (i)	3,450	3,624
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (g) (h) (i)	83	83
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	165

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i)	7,630	7,805
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (g) (h) (i)	7,303	7,508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (g) (h) (i)	3,232	3,341
HSBC Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	13,562	12,927
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (f) (g) (h) (i)	11,751	12,177
TC Ziraat Bankasi A/S (Turkey) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (f) (g) (h) (i)	7,620	7,753
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (f) (i)	5,795	6,063
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (g) (h) (i)	11,821	11,809
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (g) (h) (i)	17,893	18,871
		172,815
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (c)	6,365	6,364
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	6,077	6,000
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	2,885	2,688
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (e)	8,615	8,058
9.75%, 10/1/2027 (c)	961	956
Wayfair LLC
7.25%, 10/31/2029 (c)	1,604	1,658
7.75%, 9/15/2030 (c)	4,093	4,304
		17,664
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (c)	4,188	3,994
6.38%, 6/15/2032 (c)	3,885	3,992
6.38%, 3/1/2034 (c)	2,685	2,766
6.75%, 5/15/2035 (c)	1,702	1,776
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	18,006	18,636
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	2,000	1,998
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	2,803	2,294
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	1,382	1,411
6.13%, 7/31/2032 (c)	2,074	2,129
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	6,600	6,642
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	3,745	3,776
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	2,130	1,996
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	9,545	9,920
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	8,425	8,951
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (c)	4,561	4,646
5.88%, 3/15/2034 (c)	1,782	1,778
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	16,089	16,039
4.38%, 7/15/2030 (c)	8,074	7,789
		100,533
Capital Markets — 0.2%
Coinbase Global, Inc.
3.38%, 10/1/2028 (c)	1,440	1,373
3.63%, 10/1/2031 (c)	982	858
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	6,225	6,655
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (g) (h) (i)	8,361	8,901
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (f) (g) (h) (i)	10,690	11,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (f) (g) (h) (i)	1,858	2,173
		31,613
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.9%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	1,250	1,314
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	12,512	12,506
3.38%, 2/15/2029 (c)	7,200	6,945
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (j)	2,950	1,243
7.25%, 2/13/2033 (c)	1,302	537
Celanese US Holdings LLC
7.00%, 2/15/2031	1,728	1,780
7.20%, 11/15/2033 (d)	3,435	3,690
7.38%, 2/15/2034	12,669	13,015
Chemours Co. (The)
5.75%, 11/15/2028 (c)	7,871	7,917
4.63%, 11/15/2029 (c)	4,922	4,662
7.88%, 3/15/2034 (b) (c)	1,753	1,751
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	7,541	7,413
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,400	1,296
7.50%, 4/15/2029 (c)	8,840	7,893
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	2,005	1,719
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	16,860	16,950
8.50%, 11/15/2028 (c)	2,880	3,015
4.25%, 5/15/2029 (c)	3,070	3,012
9.00%, 2/15/2030 (c)	2,523	2,680
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	2,130	2,298
5.13%, 6/23/2051 (j)	2,500	2,081
7.50%, 5/2/2054 (c)	2,160	2,423
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,122
4.50%, 10/15/2029	13,427	13,281
4.00%, 4/1/2031	5,990	5,663
4.38%, 2/1/2032	1,455	1,383
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	8,142	8,230
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (c) (e)	9,580	374
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	3,651	3,497
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
6.63%, 8/15/2032 (c)	4,294	4,344
7.00%, 8/1/2033 (c)	1,005	1,023
		147,057
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	10,192	9,376
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,306	3,225
4.88%, 7/15/2032 (c)	5,796	5,623
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	7,439	7,380
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	7,361	7,363
Brink's Co. (The) 4.63%, 10/15/2027 (c)	3,555	3,551
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	6,219	5,817
4.88%, 7/1/2029 (c)	6,373	5,228
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	2,750	2,815
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,163
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	2,263	2,325
8.38%, 11/15/2032 (c)	1,998	2,046
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	5,378	5,295
4.75%, 6/15/2029 (c)	4,050	4,024
4.38%, 8/15/2029 (c)	5	5
6.75%, 1/15/2031 (c)	9,781	10,259
Madison IAQ LLC
4.13%, 6/30/2028 (c)	12,021	11,863
5.88%, 6/30/2029 (c)	4,409	4,398
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	410	411
3.38%, 8/31/2027 (c)	9,269	9,122
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	3,106	2,990
Williams Scotsman, Inc. 6.63%, 4/15/2030 (c)	945	979
		109,258
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (c)	3,482	3,558
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	2,343	1,935
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	3,830	3,771
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	1,650	1,650
		10,914
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	167

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (c)	3,250	3,388
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	6,033	6,064
4.54%, 8/1/2026	5,460	5,459
4.13%, 8/17/2027	5,500	5,479
6.80%, 11/7/2028	2,000	2,108
7.20%, 6/10/2030	2,816	3,041
5.73%, 9/5/2030	13,157	13,530
5.75%, 4/6/2033	4,500	4,586
OneMain Finance Corp. 3.88%, 9/15/2028	7,685	7,436
		47,703
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	7,769	7,491
4.88%, 2/15/2030 (c)	3,052	3,027
5.50%, 3/31/2031 (c)	952	958
5.63%, 3/31/2032 (c)	5,386	5,407
New Albertsons LP
6.63%, 6/1/2028	5	5
7.45%, 8/1/2029	113	119
8.00%, 5/1/2031	870	951
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	4,231	4,151
5.63%, 3/1/2034 (c)	2,070	2,077
US Foods, Inc.
6.88%, 9/15/2028 (c)	1,598	1,648
4.75%, 2/15/2029 (c)	2,450	2,440
4.63%, 6/1/2030 (c)	2,558	2,533
		30,807
Containers & Packaging — 0.3%
Ardagh Group SA
9.50%, 12/1/2030 (c)	6,427	6,960
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (e)	6,380	6,039
Berry Global, Inc. 4.88%, 7/15/2026 (c)	5,576	5,577
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	7,967	8,027
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	16,219	16,604
9.25%, 4/15/2030 (c)	6,489	6,394
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	4,325	4,328
TriMas Corp. 4.13%, 4/15/2029 (c)	2,612	2,521
		56,450
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (c)	2,625	2,667
7.75%, 3/15/2031 (c)	3,630	3,774
		6,441
Diversified — 0.0% ^
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	6,024	6,054
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	551
3.38%, 8/15/2030	11,836	11,125
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	3,273	3,415
		15,091
Diversified Telecommunication Services — 1.4%
Altice France SA (France)
9.50%, 11/1/2029 (c)	8,770	8,905
6.88%, 10/15/2030 (c)	2,668	2,586
6.50%, 10/15/2031 (c)	317	305
6.88%, 7/15/2032 (c)	5,564	5,341
CCO Holdings LLC
5.38%, 6/1/2029 (c)	3,694	3,685
6.38%, 9/1/2029 (c)	12,741	12,911
4.75%, 3/1/2030 (c)	57,876	55,952
4.50%, 8/15/2030 (c)	42,413	40,455
4.25%, 2/1/2031 (c)	26,762	24,945
7.38%, 3/1/2031 (c)	9,460	9,761
4.50%, 5/1/2032	6,675	6,109
Cipher Compute LLC 7.13%, 11/15/2030 (c)	2,070	2,158
Connect Holding II LLC 10.50%, 4/3/2031 (c)	5,665	5,478
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (c)	3,705	3,759
7.72%, 6/4/2038 (c)	2,137	2,205
Flash Compute LLC 7.25%, 12/31/2030 (c)	2,452	2,510
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (c)	9,797	9,803
GCI LLC 4.75%, 10/15/2028 (c)	7,571	7,439
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	8,425	8,726
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
7.00%, 3/31/2034 (c)	4,324	4,495
Telecom Italia Capital SA 7.72%, 6/4/2038	1,033	1,180
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (c)	2,750	2,670
WULF Compute LLC 7.75%, 10/15/2030 (c)	8,825	9,346
		230,724
Electric Utilities — 0.8%
Axia Energia (Brazil) 6.50%, 1/11/2035 (c)	4,730	4,921
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	767	814
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (c)	1,541	1,559
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (i)	11,327	11,850
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (i)	7,570	7,607
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (j)	5,400	5,790
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (i)	12,107	12,197
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	8,210	8,664
6.38%, 5/15/2043 (j)	690	690
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (i)	4,802	4,988
NRG Energy, Inc.
5.75%, 1/15/2028	10,297	10,296
5.25%, 6/15/2029 (c)	1,379	1,384
3.63%, 2/15/2031 (c)	7,745	7,311
6.00%, 2/1/2033 (c)	4,308	4,412
5.75%, 1/15/2034 (c)	3,238	3,282
6.00%, 1/15/2036 (c)	3,229	3,286
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (c)	6,519	6,393
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	2,090	2,199
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	4,778	4,776
5.00%, 7/31/2027 (c)	14,571	14,550
4.38%, 5/1/2029 (c)	2,616	2,588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
7.75%, 10/15/2031 (c)	2,435	2,573
6.88%, 4/15/2032 (c)	2,946	3,099
VoltaGrid LLC 7.38%, 11/1/2030 (c)	2,607	2,722
		127,951
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,187
Sensata Technologies BV 4.00%, 4/15/2029 (c)	6,493	6,355
		9,542
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	12,944	12,951
Sensata Technologies, Inc.
4.38%, 2/15/2030 (c)	6,014	5,899
3.75%, 2/15/2031 (c)	1,450	1,367
6.63%, 7/15/2032 (c)	6,470	6,773
		26,990
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	2,702	2,812
Archrock Services LP 6.00%, 2/1/2034 (c)	954	966
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	2,300	2,445
Kodiak Gas Services LLC 6.50%, 10/1/2033 (c)	1,047	1,080
Transocean International Ltd.
8.25%, 5/15/2029 (c)	4,160	4,332
8.75%, 2/15/2030 (c)	1,088	1,139
Vallourec SACA (France) 7.50%, 4/15/2032 (c)	1,800	1,911
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	2,193	2,411
		17,096
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	1,387	1,445
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	3,925	3,606
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	13,141	13,203
4.75%, 10/15/2027 (c)	16,997	16,986
3.75%, 1/15/2028 (c)	2,690	2,648
		37,888
Financial Services — 1.0%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	4,477	4,471
Block, Inc.
5.63%, 8/15/2030 (c)	3,181	3,223
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	169

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
6.50%, 5/15/2032	15,122	15,557
6.00%, 8/15/2033 (c)	1,145	1,164
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	11,985	11,970
Class B-1, 0.00%, 8/17/2027 ‡	26,803	26,770
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	12,000	11,831
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (f) (g) (h) (i)	15,094	15,480
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	11,500	11,500
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	3,530	2,830
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	6,807	7,310
NGF Holdings LLC 9.63%, 12/23/2029	7,500	7,533
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	4,750	4,873
6.38%, 8/1/2033 (c)	2,533	2,618
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	1,305	1,289
3.63%, 3/1/2029 (c)	8,295	7,992
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	8,161	7,988
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	9,451	9,687
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	7,328	7,328
		161,414
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	3,900	4,469
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	3,075	2,981
Post Holdings, Inc.
4.63%, 4/15/2030 (c)	11,210	10,973
4.50%, 9/15/2031 (c)	1,660	1,588
6.25%, 2/15/2032 (c)	8,384	8,625
		28,636
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	2,493	2,577
9.50%, 6/1/2030 (c)	1,965	2,103
		4,680
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	2,476	2,473
4.75%, 4/1/2028 (c)	18,035	17,622
8.00%, 2/15/2031 (c)	2,230	2,210
8.38%, 6/15/2032 (c)	3,088	3,037
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	2,655	2,573
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	1,900	1,958
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	763	695
12.63%, 7/15/2029 (c)	8,451	7,793
5.00%, 12/1/2029 (c)	13,191	6,850
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (k)	185	—
5.50%, 10/15/2024 ‡ (c) (k)	5,875	1
7.13%, 8/1/2026 ‡ (j) (k)	2,755	—
6.00%, 1/15/2028 ‡ (k)	1,450	—
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	2,650	2,636
Transnet (South Africa) 8.25%, 2/6/2028 (j)	3,000	3,165
XPO, Inc. 6.25%, 6/1/2028 (c)	3,375	3,429
		54,442
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	16,584	16,433
Hologic, Inc. 3.25%, 2/15/2029 (c)	5,650	5,621
Medline Borrower LP
3.88%, 4/1/2029 (c)	13,138	12,921
6.25%, 4/1/2029 (c)	4,646	4,795
5.25%, 10/1/2029 (c)	10,412	10,411
		50,181
Health Care Providers & Services — 0.7%
Accendra Health, Inc. 4.50%, 3/31/2029 (c)	7,764	4,923
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	7,176	7,149
5.25%, 5/15/2030 (c)	3,410	3,276
4.75%, 2/15/2031 (c)	4,540	4,165
10.88%, 1/15/2032 (c)	2,150	2,330
DaVita, Inc.
4.63%, 6/1/2030 (c)	2,070	2,026
3.75%, 2/15/2031 (c)	9,477	8,856
Encompass Health Corp.
4.50%, 2/1/2028	6,149	6,120
4.75%, 2/1/2030	4,214	4,192
4.63%, 4/1/2031	6,147	6,035
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	2,212	2,316
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	2,434	2,442
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	7,233	7,448
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,349	28,365
4.63%, 6/15/2028	5,745	5,737
6.13%, 6/15/2030	5,019	5,119
6.75%, 5/15/2031	6,311	6,553
		107,052
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	2,703	2,700
5.00%, 5/15/2027 (c)	12,598	12,570
6.25%, 6/1/2032 (c)	10,241	10,535
		25,805
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	17,636	17,632
7.25%, 7/15/2028 (c)	1,970	2,023
4.50%, 2/15/2029 (c)	1,370	1,351
6.50%, 4/1/2032 (c)	3,650	3,777
6.50%, 6/15/2033 (c)	1,172	1,217
5.75%, 3/15/2034 (b) (c)	1,240	1,249
		27,249
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,445	1,427
4.00%, 10/15/2030 (c)	4,895	4,701
Acushnet Co. 5.63%, 12/1/2033 (c)	1,548	1,575
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	4,913	4,878
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (c)	3,478	3,403
7.00%, 2/15/2030 (c)	7,950	8,151
6.50%, 2/15/2032 (c)	10,098	10,262
Carnival Corp.
5.75%, 8/1/2032 (c)	8,862	9,197
6.13%, 2/15/2033 (c)	12,348	12,783
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	2,076	2,093
6.75%, 5/1/2031 (c)	1,275	1,313
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (c)	6,599	6,425
5.88%, 3/15/2033 (c)	8,697	8,951
5.75%, 9/15/2033 (c)	7,376	7,550
5.50%, 3/31/2034 (c)	3,039	3,071
MGM Resorts International
4.63%, 9/1/2026	4,489	4,486
5.50%, 4/15/2027	2,800	2,825
6.13%, 9/15/2029	3,654	3,755
6.50%, 4/15/2032	1,970	2,022
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (c)	500	472
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	2,149	2,172
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	360	368
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	5,349	5,514
6.25%, 3/15/2032 (c)	10,377	10,822
6.00%, 2/1/2033 (c)	3,651	3,782
Six Flags Entertainment Corp.
5.25%, 7/15/2029	4,935	4,747
8.63%, 1/15/2032 (c)	1,647	1,668
6.63%, 5/1/2032 (c)	4,954	5,037
Station Casinos LLC 4.50%, 2/15/2028 (c)	5,745	5,722
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	9,372	9,706
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	8,599	8,772
Wynn Las Vegas LLC 5.25%, 5/15/2027 (c)	695	697
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	20,330	20,446
6.25%, 3/15/2033 (c)	2,737	2,795
		181,588
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	5,232	4,294
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	1,193	1,209
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	2,675	2,816
6.38%, 5/15/2030	5,277	5,293
6.63%, 5/15/2032	3,821	3,821
7.37%, 4/1/2036 (d)	3,780	3,815
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	14,175	13,776
TopBuild Corp. 5.63%, 1/31/2034 (c)	2,137	2,155
		37,179
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,876
4.13%, 10/15/2030	4,585	4,424
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	11,118	11,012
4.38%, 3/31/2029 (c)	1,817	1,765
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	783	684
		26,761
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 4.63%, 2/1/2029 (c)	1,105	1,105
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	2,524	2,630
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	4,754	5,222
Talen Energy Supply LLC 6.25%, 2/1/2034 (c)	9,708	9,879
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	3,440	3,571
		22,407
Insurance — 0.1%
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (c)	3,938	4,136
HUB International Ltd. 7.25%, 6/15/2030 (c)	40	42
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (i)	3,656	3,630
		7,808
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	2,404	2,394
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	1,350	1,306
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	5,478	5,365
9.00%, 2/1/2031 (c)	5,495	5,302
		11,973
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (c)	3,577	3,735
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	8,982	9,331
Enpro, Inc. 6.13%, 6/1/2033 (c)	1,206	1,245
Esab Corp. 6.25%, 4/15/2029 (c)	2,590	2,655
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	1,632	1,638
Terex Corp.
5.00%, 5/15/2029 (c)	4,505	4,497
6.25%, 10/15/2032 (c)	3,926	4,043
		23,409
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (c)	3,061	3,116
6.75%, 6/1/2034 (j)	2,082	2,119
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	3,318	3,530
		8,765
Media — 1.9%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	8,369	8,435
7.13%, 2/15/2031 (c)	11,586	12,247
7.50%, 3/15/2033 (c)	5,161	5,571
CSC Holdings LLC
5.38%, 2/1/2028 (c)	3,100	2,230
6.50%, 2/1/2029 (c)	14,326	9,050
5.75%, 1/15/2030 (c)	4,770	1,843
Directv Financing LLC 5.88%, 8/15/2027 (c)	8,352	8,362
DISH DBS Corp.
7.75%, 7/1/2026	19,231	18,993
5.25%, 12/1/2026 (c)	12,175	11,826
DISH Network Corp. 11.75%, 11/15/2027 (c)	19,297	19,978
EchoStar Corp.
10.75%, 11/30/2029	9,910	10,821
6.75% (Cash), 11/30/2030 (e)	4,807	4,868
Gray Media, Inc.
10.50%, 7/15/2029 (c)	12,153	13,029
4.75%, 10/15/2030 (c)	7,205	5,848
5.38%, 11/15/2031 (c)	6,653	5,238
7.25%, 8/15/2033 (c)	5,387	5,563
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	9,035	8,027
10.88%, 5/1/2030 (c)	3,423	2,540
7.75%, 8/15/2030 (c)	2,558	2,034
Lamar Media Corp. 4.88%, 1/15/2029	6,786	6,781
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Midcontinent Communications 8.00%, 8/15/2032 (c)	2,745	2,586
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (c)	2,642	2,586
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	15,538	15,539
4.75%, 11/1/2028 (c)	10,611	10,559
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	5,168	5,170
4.25%, 1/15/2029 (c)	4,915	4,823
7.38%, 2/15/2031 (c)	1,335	1,403
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (i)	524	406
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	3,300	3,113
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	7,837	8,160
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	7,925	7,920
4.00%, 7/15/2028 (c)	15,305	14,941
5.50%, 7/1/2029 (c)	19,459	19,479
4.13%, 7/1/2030 (c)	1,000	943
5.88%, 4/15/2032 (c)	4,111	4,101
Stagwell Global LLC 5.63%, 8/15/2029 (c)	7,495	6,908
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (c)	3,485	3,322
TEGNA, Inc. 5.00%, 9/15/2029	9,552	9,543
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (c)	2,400	2,379
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	13,404	13,769
7.38%, 6/30/2030 (c)	1,675	1,675
9.38%, 8/1/2032 (c)	1,948	2,061
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	1,738	1,545
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (c)	2,750	2,591
		308,806
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	6,109	6,459
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,726	1,789
6.38%, 9/15/2032 (c)	1,966	2,041
Big River Steel LLC 6.63%, 1/31/2029 (c)	2,951	2,967
Cleveland-Cliffs, Inc.
4.88%, 3/1/2031 (c)	3,725	3,534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
7.50%, 9/15/2031 (c)	1,987	2,074
7.00%, 3/15/2032 (c)	1,622	1,647
7.63%, 1/15/2034 (c)	3,312	3,399
Commercial Metals Co. 5.75%, 11/15/2033 (c)	1,989	2,029
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,295	1,366
Constellium SE 6.38%, 8/15/2032 (c)	1,500	1,562
Novelis Corp.
4.75%, 1/30/2030 (c)	7,770	7,509
6.88%, 1/30/2030 (c)	941	971
3.88%, 8/15/2031 (c)	2,990	2,733
6.38%, 8/15/2033 (c)	3,324	3,360
		43,440
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,977
Series QIB, 4.50%, 9/1/2026 (c)	14,500	14,300
Series QIB, 4.50%, 3/15/2027 (c)	20,000	19,168
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (c) (d)	11,000	10,741
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (c)	20,000	19,613
Series QIB, 9.38%, 3/1/2028 (c)	17,000	16,861
		95,660
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (g) (h) (i)	5,240	5,215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (i)	15,875	16,109
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (j)	2,800	2,652
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (i)	10,047	10,287
		34,263
Oil, Gas & Consumable Fuels — 3.0%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (c)	3,974	3,545
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,924	4,922
5.38%, 6/15/2029 (c)	9,644	9,646
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	173

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 10/15/2033 (c)	2,122	2,154
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	3,745	3,891
6.63%, 7/15/2033 (c)	2,255	2,340
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (j)	1,000	1,016
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	2,100	2,188
7.25%, 7/15/2032 (c)	1,700	1,798
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,097
4.50%, 3/1/2028 (c)	7,992	7,975
6.75%, 2/1/2030 (c)	4,488	4,685
Chord Energy Corp.
6.00%, 10/1/2030 (c)	4,011	4,097
6.75%, 3/15/2033 (c)	3,291	3,418
CNX Resources Corp. 5.88%, 3/1/2034 (c)	1,765	1,768
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	5,590	5,843
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	13,316	13,265
5.88%, 1/15/2030 (c)	5,725	5,517
Crescent Energy Finance LLC
9.25%, 2/15/2028 (c)	9,041	9,304
9.75%, 10/15/2030 (c)	2,000	2,153
7.88%, 4/15/2032 (c)	2,469	2,515
7.38%, 1/15/2033 (c)	2,490	2,474
8.38%, 1/15/2034 (c)	2,221	2,296
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (j)	28,000	27,161
DT Midstream, Inc. 4.38%, 6/15/2031 (c)	5,485	5,407
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	5,025	5,336
8.38%, 1/19/2036	974	1,001
5.88%, 5/28/2045	3,645	2,737
Energy Transfer LP
5.35%, 5/15/2045	740	683
5.30%, 4/15/2047	430	393
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (i)	7,633	7,713
Expand Energy Corp.
6.75%, 4/15/2029 (c)	15,892	15,938
5.38%, 3/15/2030	5,996	6,087
4.75%, 2/1/2032	1,124	1,122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	2,753	2,849
8.63%, 6/25/2033 (c)	2,510	2,485
Genesis Energy LP
7.75%, 2/1/2028	2,975	2,980
8.25%, 1/15/2029	1,157	1,208
7.88%, 5/15/2032	1,662	1,740
8.00%, 5/15/2033	1,106	1,169
6.75%, 3/15/2034 (b)	1,825	1,846
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (j)	1,400	1,430
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,459	3,582
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	1,121	1,140
5.13%, 6/15/2028 (c)	4,340	4,344
4.25%, 2/15/2030 (c)	5	5
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	2,995	2,915
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	2,230	2,353
6.63%, 1/15/2034 (c)	4,928	5,093
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	8,909	9,009
Matador Resources Co.
6.25%, 4/15/2033 (c)	7,623	7,758
6.00%, 4/15/2034 (c)	1,789	1,787
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (j)	2,086	2,086
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,568	2,661
8.38%, 2/15/2032 (c)	3,276	3,436
NuStar Logistics LP
5.63%, 4/28/2027	6,497	6,559
6.38%, 10/1/2030	2,494	2,626
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	2,460	2,468
9.88%, 7/15/2031 (c)	9,292	9,942
6.25%, 2/1/2033 (c)	2,968	3,073
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	9,376	9,111
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (c)	3,110	1,989
Petroleos Mexicanos (Mexico)
5.95%, 1/28/2031	14,950	14,636
6.70%, 2/16/2032	13,500	13,539
10.00%, 2/7/2033	10,105	11,838
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.38%, 1/23/2045	5,548	4,592
6.75%, 9/21/2047	5,100	4,241
7.69%, 1/23/2050	28,350	25,748
6.95%, 1/28/2060	10,150	8,356
Range Resources Corp. 4.75%, 2/15/2030 (c)	1,220	1,208
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (c)	2,423	2,553
SM Energy Co.
6.75%, 9/15/2026	2,864	2,867
6.63%, 1/15/2027	8,790	8,796
8.38%, 7/1/2028 (c)	5,230	5,406
6.50%, 7/15/2028	5	5
6.75%, 8/1/2029 (c)	3,021	3,089
8.63%, 11/1/2030 (c)	7,753	8,205
8.75%, 7/1/2031 (c)	5,512	5,787
7.00%, 8/1/2032 (c)	2,585	2,632
9.63%, 6/15/2033 (c)	1,570	1,736
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (c)	2,550	2,530
Sunoco LP
6.00%, 4/15/2027	1,385	1,386
7.00%, 5/1/2029 (c)	1,930	2,002
4.50%, 5/15/2029	4,309	4,246
5.63%, 3/15/2031 (c)	2,025	2,042
5.38%, 7/15/2031 (b) (c)	1,645	1,649
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,759	2,756
6.00%, 12/31/2030 (c)	5,710	5,787
6.00%, 9/1/2031 (c)	2,755	2,784
6.75%, 3/15/2034 (c)	3,587	3,686
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (i)	4,594	4,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (i)	9,194	9,238
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	2,500	2,448
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	2,665	2,500
3.88%, 11/1/2033 (c)	4,840	4,308
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	5,884	6,038
9.50%, 2/1/2029 (c)	4,153	4,454
9.88%, 2/1/2032 (c)	15,685	16,617
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	2,738	2,844
6.50%, 1/15/2034 (c)	8,629	9,081
6.50%, 6/15/2034 (c)	1,928	2,024
6.75%, 1/15/2036 (c)	3,193	3,401
		492,828
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (c)	2,357	2,360
5.75%, 4/20/2029 (c)	10,465	10,584
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	7,808	7,935
United Airlines Holdings, Inc. 4.88%, 3/1/2029	2,410	2,427
		23,306
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	16,240	16,225
4.13%, 4/1/2029 (c)	3,618	3,491
Prestige Brands, Inc.
5.13%, 1/15/2028 (c)	4,993	4,989
3.75%, 4/1/2031 (c)	3,540	3,311
		28,016
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	8,833	9,135
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (c)	3,300	3,071
5.00%, 2/15/2029 (c)	9,902	7,476
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	6,647	6,910
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	1,436	1,526
Organon & Co.
4.13%, 4/30/2028 (c)	12,042	11,821
5.13%, 4/30/2031 (c)	11,300	10,041
		49,980
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,581	1,571
Triad Resources LLC 0.00%, 4/1/2052 ‡	16,871	17,462
		19,033
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	2,652	2,614
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	175

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
5.25%, 4/15/2030 (c)	845	799
9.75%, 4/15/2030 (c)	2,950	3,179
		6,592
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	5,518	5,631
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	1,391	1,482
Entegris, Inc.
4.38%, 4/15/2028 (c)	3,813	3,780
4.75%, 4/15/2029 (c)	10,075	10,083
3.63%, 5/1/2029 (c)	946	908
5.95%, 6/15/2030 (c)	6,060	6,179
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	5,998	6,228
6.63%, 7/24/2033 (c)	2,650	2,793
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	10,381	10,162
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	5,917	6,054
6.25%, 8/15/2033 (c)	3,546	3,682
		56,982
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	5,105	4,800
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	2,019	2,041
NCR Voyix Corp.
5.00%, 10/1/2028 (c)	6,479	6,366
5.13%, 4/15/2029 (c)	1,381	1,355
RingCentral, Inc. 8.50%, 8/15/2030 (c)	4,355	4,573
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	19,553	19,524
6.50%, 6/1/2032 (c)	1,475	1,503
		40,162
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (c)	3,102	3,099
5.00%, 7/15/2028 (c)	4,137	4,129
5.25%, 7/15/2030 (c)	2,955	2,940
6.25%, 1/15/2033 (c)	489	500
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	3,601	3,694
6.25%, 9/15/2032 (c)	1,698	1,719
		16,081
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,460	5,428
4.63%, 11/15/2029 (c)	1,568	1,544
4.75%, 3/1/2030	3,856	3,795
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,939	4,013
6.75%, 7/1/2036	4,560	4,576
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (k)	1,155	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,520	2,397
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	10,782	10,422
5.50%, 10/1/2030 (c)	1,288	1,296
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	6,200
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	1,133	1,107
PetSmart LLC 7.50%, 9/15/2032 (c)	6,478	6,555
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c) (k)	2,375	11
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	12,012	11,811
Staples, Inc.
10.75%, 9/1/2029 (c)	11,205	10,281
12.75%, 1/15/2030 (c)	2,895	2,035
		71,471
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	2,569	2,709
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	4,380	4,296
3.13%, 7/15/2029 (c)	5,160	4,599
8.25%, 12/15/2029 (c)	3,545	3,740
8.50%, 7/15/2031 (c)	767	807
Xerox Corp. 10.25%, 10/15/2030 (c)	1,775	1,278
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	4,240	1,611
8.88%, 11/30/2029 (c)	3,105	886
		19,926
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,366
Trading Companies & Distributors — 0.5%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	12,550	13,145
8.63%, 5/15/2032 (c)	985	1,054
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	2,063	2,162
Imola Merger Corp. 4.75%, 5/15/2029 (c)	22,013	21,640
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	5,150	5,334
United Rentals North America, Inc.
4.88%, 1/15/2028	10,050	10,044
5.38%, 11/15/2033 (c)	2,569	2,590
6.13%, 3/15/2034 (c)	3,505	3,672
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	6,396	6,443
6.38%, 3/15/2029 (c)	5,694	5,854
5.25%, 4/15/2031 (c)	1,427	1,424
6.63%, 3/15/2032 (c)	3,355	3,490
6.38%, 3/15/2033 (c)	1,771	1,846
		78,698
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (j)	1,046	1,066
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	2,261	2,124
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	2,105	2,234
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	5,820	6,057
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,777	6,164
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (j)	1,530	1,522
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (c)	110	90
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (i)	3,300	3,494
		21,685
Total Corporate Bonds (Cost $3,565,019)		3,587,310
Collateralized Mortgage Obligations — 17.1%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.70%, 5/25/2036 (a)	708	609
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	13	14
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	9	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-23CB, Class A7, 5.25%, 7/25/2035	13	10
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	36	30
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	225	202
Series 2005-J14, Class A3, 5.50%, 12/25/2035	198	117
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	454	216
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	5,000	5,032
10.14%, 3/25/2031 ‡ (a)	7,500	7,638
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	4,100	4,123
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (c)	8,000	7,789
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (c)	2,470	2,362
Series 2019-6, Class B3, 5.96%, 11/25/2059 (a) (c)	1,250	1,167
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (c)	1,550	1,448
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (c)	1,000	959
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (c)	192	190
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.16%, 7/25/2037 (a)	548	383
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.73%, 8/25/2034 (a)	46	45
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (d)	56	48
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (c) (d)	7,390	7,420
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.19%, 4/25/2046 (a)	674	601
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	15,168	14,914
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	19,982	19,894
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	14,122	13,925
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (k)	17,629	17,335
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (k)	21,353	20,892
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	25,245	25,477
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	31,507	31,813
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	32,620	33,904
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	40,828	41,931
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	40,028	41,520
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (k)	10,845	10,665
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	25	24
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	29	29
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (d)	1,371	1,376
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.13%, 4/25/2031 (a) (c)	5,866	6,203
Series 2019-R04, Class 2B1, 9.03%, 6/25/2039 (a) (c)	8,486	8,599
Series 2019-R05, Class 1B1, 7.88%, 7/25/2039 (a) (c)	6,251	6,322
Series 2019-R06, Class 2B1, 7.53%, 9/25/2039 (a) (c)	26,356	26,744
Series 2019-R07, Class 1B1, 7.18%, 10/25/2039 (a) (c)	25,905	26,272
Series 2019-HRP1, Class B1, 13.03%, 11/25/2039 (a) (c)	61,101	64,220
Series 2020-R02, Class 2B1, 6.78%, 1/25/2040 (a) (c)	14,634	14,861
Series 2020-R01, Class 1B1, 7.03%, 1/25/2040 (a) (c)	22,660	23,065
Series 2021-R01, Class 1B1, 6.77%, 10/25/2041 (a) (c)	2,600	2,635
Series 2021-R02, Class 2M2, 5.67%, 11/25/2041 (a) (c)	12,140	12,178
Series 2021-R02, Class 2B1, 6.97%, 11/25/2041 (a) (c)	4,983	5,063
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-R03, Class 1B1, 6.42%, 12/25/2041 (a) (c)	6,000	6,067
Series 2022-R03, Class 1B1, 9.92%, 3/25/2042 (a) (c)	5,662	5,971
Series 2023-R02, Class 1M2, 7.02%, 1/25/2043 (a) (c)	11,850	12,314
Series 2023-R02, Class 1B1, 9.22%, 1/25/2043 (a) (c)	7,600	8,138
Series 2023-R04, Class 1M2, 7.22%, 5/25/2043 (a) (c)	5,000	5,236
Series 2023-R04, Class 1B1, 9.02%, 5/25/2043 (a) (c)	4,000	4,317
Series 2023-R06, Class 1M2, 6.37%, 7/25/2043 (a) (c)	2,960	3,038
Series 2023-R07, Class 2M2, 6.92%, 9/25/2043 (a) (c)	1,682	1,739
Series 2023-R08, Class 1M2, 6.17%, 10/25/2043 (a) (c)	4,495	4,576
Series 2024-R02, Class 1M2, 5.47%, 2/25/2044 (a) (c)	3,160	3,177
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.34%, 6/25/2035 (a)	140	89
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (d)	34	33
FARM Mortgage Trust Series 2021-1, Class B, 3.23%, 7/25/2051 (a) (c)	1,312	989
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 ‡ (a)	16,525	—
Series 2021-2, Class BXS, 13.59%, 11/25/2060 (a) (c)	4,861	3,872
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.67%, 8/25/2033 (a) (c)	6,600	7,252
Series 2021-DNA2, Class B1, 7.07%, 8/25/2033 (a) (c)	18,555	20,609
Series 2021-HQA1, Class B2, 8.67%, 8/25/2033 (a) (c)	22,700	26,866
Series 2021-DNA2, Class B2, 9.67%, 8/25/2033 (a) (c)	23,320	29,093
Series 2021-DNA3, Class B2, 9.92%, 10/25/2033 (a) (c)	24,618	31,215
Series 2021-HQA2, Class B2, 9.12%, 12/25/2033 (a) (c)	24,250	29,323
Series 2021-DNA5, Class B2, 9.17%, 1/25/2034 (a) (c)	19,900	24,131
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-HQA3, Class B2, 9.92%, 9/25/2041 (a) (c)	3,125	3,203
Series 2021-DNA6, Class B2, 11.17%, 10/25/2041 (a) (c)	7,450	7,733
Series 2021-DNA7, Class B1, 7.32%, 11/25/2041 (a) (c)	27,000	27,519
Series 2022-DNA2, Class B2, 12.17%, 2/25/2042 (a) (c)	3,000	3,192
Series 2022-HQA1, Class B2, 14.67%, 3/25/2042 (a) (c)	8,900	9,740
Series 2022-DNA3, Class M1B, 6.57%, 4/25/2042 (a) (c)	10,000	10,206
Series 2022-DNA3, Class B1, 9.32%, 4/25/2042 (a) (c)	6,250	6,566
Series 2022-DNA4, Class M1B, 7.02%, 5/25/2042 (a) (c)	4,000	4,113
Series 2022-DNA4, Class M2, 8.92%, 5/25/2042 (a) (c)	3,100	3,255
Series 2022-DNA5, Class M2, 10.42%, 6/25/2042 (a) (c)	12,000	12,844
Series 2022-HQA2, Class M2, 9.67%, 7/25/2042 (a) (c)	6,412	6,836
Series 2022-HQA3, Class M1B, 7.22%, 8/25/2042 (a) (c)	5,000	5,190
Series 2022-DNA6, Class M2, 9.42%, 9/25/2042 (a) (c)	7,000	7,482
Series 2023-DNA1, Class M1A, 5.77%, 3/25/2043 (a) (c)	949	959
Series 2023-DNA2, Class M1A, 5.77%, 4/25/2043 (a) (c)	3,827	3,879
Series 2023-DNA2, Class B1, 11.27%, 4/25/2043 (a) (c)	9,350	10,449
Series 2023-HQA2, Class M1B, 7.02%, 6/25/2043 (a) (c)	15,655	16,100
Series 2023-HQA2, Class M2, 7.52%, 6/25/2043 (a) (c)	18,040	18,940
Series 2024-DNA1, Class M2, 5.62%, 2/25/2044 (a) (c)	8,500	8,585
Series 2020-DNA5, Class B2, 15.17%, 10/25/2050 (a) (c)	33,000	45,898
Series 2020-DNA6, Class B2, 9.32%, 12/25/2050 (a) (c)	2,000	2,330
Series 2021-DNA1, Class B2, 8.42%, 1/25/2051 (a) (c)	9,000	10,076
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 7.48%, 12/25/2030 (a) (c)	1,000	1,067
Series 2018-HQA2, Class B1, 8.03%, 10/25/2048 (a) (c)	3,935	4,187
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-DNA1, Class B2, 14.53%, 1/25/2049 (a) (c)	8,135	10,041
Series 2019-HQA2, Class B2, 15.03%, 4/25/2049 (a) (c)	3,500	4,170
Series 2019-DNA4, Class B2, 10.03%, 10/25/2049 (a) (c)	5,000	5,525
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.93%, 10/25/2029 (a)	11,000	11,559
Series 2017-DNA3, Class B1, 8.23%, 3/25/2030 (a)	15,800	16,712
Series 2018-HQA1, Class B1, 8.13%, 9/25/2030 (a)	34,415	36,928
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	270	4
Series 5607, Class KT, 4.25%, 11/15/2032	15,006	15,075
Series 5616, Class GB, 4.15%, 12/15/2032	13,878	13,902
Series 4149, IO, 3.00%, 1/15/2033	143	9
Series 4160, IO, 3.00%, 1/15/2033	467	29
Series 4212, Class MI, IO, 3.00%, 6/15/2033	666	52
Series 3145, Class GI, IF, IO, 2.83%, 4/15/2036 (a)	1,000	100
Series 5558, Class BV, 5.50%, 5/25/2036	2,863	2,948
Series 4495, Class PI, IO, 4.00%, 9/15/2043	111	5
Series 4321, Class PI, IO, 4.50%, 1/15/2044	184	28
Series 4670, Class TI, IO, 4.50%, 1/15/2044	112	4
Series 4550, Class DI, IO, 4.00%, 3/15/2044	78	4
Series 4612, Class QI, IO, 3.50%, 5/15/2044	158	14
Series 4612, Class PI, IO, 3.50%, 6/15/2044	15	1
Series 4657, Class QI, IO, 4.00%, 9/15/2044	137	7
Series 4585, Class JI, IO, 4.00%, 5/15/2045	180	20
Series 4628, Class PI, IO, 4.00%, 7/15/2045	117	11
Series 4681, Class SD, IF, IO, 2.38%, 5/15/2047 (a)	307	41
Series 4694, Class SA, IF, IO, 2.33%, 6/15/2047 (a)	530	71
Series 4689, Class SD, IF, IO, 2.38%, 6/15/2047 (a)	442	57
Series 4746, Class SC, IF, IO, 2.38%, 1/15/2048 (a)	5,322	710
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,444	314
Series 4919, Class SH, IF, IO, 2.22%, 9/25/2049 (a)	8,017	978
Series 5011, Class MI, IO, 3.00%, 9/25/2050	27,391	4,398
Series 5052, Class EI, IO, 3.00%, 12/25/2050	23,247	3,879
Series 5072, Class BI, IO, 3.00%, 2/25/2051	29,144	4,887
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,427	270
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5148, Class PI, IO, 2.50%, 10/25/2051	6,855	672
Series 5154, Class QI, IO, 2.50%, 10/25/2051	9,404	995
Series 5154, Class ZQ, 2.50%, 10/25/2051	11,023	7,499
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,662
Series 5413, Class KS, IF, IO, 2.18%, 5/25/2054 (a)	15,753	1,114
Series 5414, Class DZ, 6.00%, 5/25/2054	5,580	5,873
Series 5508, Class SN, IF, IO, 2.18%, 2/25/2055 (a)	29,153	1,581
Series 5520, Class SD, IF, IO, 2.21%, 3/25/2055 (a)	70,543	4,613
Series 5520, Class SE, IF, IO, 2.21%, 3/25/2055 (a)	34,480	2,026
Series 5528, Class SA, IF, IO, 2.31%, 4/25/2055 (a)	74,706	4,012
Series 5549, Class SA, IF, IO, 2.08%, 6/25/2055 (a)	43,256	2,755
Series 5580, Class Z, 5.00%, 6/25/2055	5,655	5,590
Series 5562, Class Z, 6.00%, 7/25/2055	4,513	4,493
Series 5565, Class SA, IF, IO, 2.18%, 8/25/2055 (a)	52,095	3,482
Series 5565, Class AZ, 5.00%, 8/25/2055	3,397	3,212
Series 5564, Class PZ, 6.00%, 8/25/2055	28,075	27,820
Series 5565, Class ZU, 6.00%, 8/25/2055	2,334	2,318
Series 5578, Class ZC, 6.00%, 9/25/2055	10,704	10,673
Series 5580, Class UZ, 6.00%, 9/25/2055	30	30
Series 5613, Class ZG, 5.50%, 1/25/2056	14,646	14,616
Series 5623, Class ZA, 5.50%, 2/25/2056	10,779	10,726
Series 5632, Class UZ, 5.50%, 2/25/2056	13,730	13,557
Series 5633, Class ZC, 5.50%, 2/25/2056	6,990	6,874
Series 5633, Class ZG, 5.50%, 2/25/2056	7,842	7,690
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	15	—
Series 342, Class S7, IF, IO, 2.34%, 2/15/2045 (a)	5,433	640
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.28%, 9/25/2029 (a)	28,544	29,998
Series 2017-C05, Class 1B1, 7.38%, 1/25/2030 (a)	11,760	12,227
Series 2017-C06, Class 1B1, 7.93%, 2/25/2030 (a)	7,255	7,621
Series 2017-C06, Class 2B1, 8.23%, 2/25/2030 (a)	8,015	8,447
Series 2018-C03, Class 1B1, 7.53%, 10/25/2030 (a)	16,054	17,068
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C04, Class 2B1, 8.28%, 12/25/2030 (a)	4,250	4,604
Series 2018-C05, Class 1B1, 8.03%, 1/25/2031 (a)	3,000	3,263
Series 2018-C06, Class 1B1, 7.53%, 3/25/2031 (a)	16,560	17,837
Series 2018-C06, Class 2B1, 7.88%, 3/25/2031 (a)	2,860	3,091
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	254	12
Series 2012-93, Class FS, IF, IO, 2.37%, 9/25/2032 (a)	1,119	117
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,024	78
Series 2003-76, Class SB, IF, IO, 3.27%, 8/25/2033 (a)	914	95
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	4,230	416
Series 2006-42, Class LI, IF, IO, 2.78%, 6/25/2036 (a)	758	90
Series 2025-78, Class BV, 5.50%, 8/25/2036	2,897	2,995
Series 2011-79, Class SD, IF, IO, 2.12%, 8/25/2041 (a)	2,404	328
Series 2011-78, Class JS, IF, IO, 2.22%, 8/25/2041 (a)	1,187	120
Series 2012-133, Class HS, IF, IO, 2.37%, 12/25/2042 (a)	133	16
Series 2012-148, Class US, IF, 1.26%, 1/25/2043 (a)	1,006	894
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	186	20
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	208	33
Series 2016-56, Class ST, IF, IO, 2.22%, 8/25/2046 (a)	3,719	475
Series 2016-95, Class ES, IF, IO, 2.22%, 12/25/2046 (a)	1,129	146
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	245	38
Series 2017-6, Class SB, IF, IO, 2.27%, 2/25/2047 (a)	80	10
Series 2017-39, Class ST, IF, IO, 2.32%, 5/25/2047 (a)	967	124
Series 2017-90, Class SP, IF, IO, 2.37%, 11/25/2047 (a)	1,808	245
Series 2017-112, Class SC, IF, IO, 2.37%, 1/25/2048 (a)	2,448	321
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	647	115
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,159	245
Series 2019-37, Class CS, IF, IO, 2.27%, 7/25/2049 (a)	2,544	292
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	42,703	7,177
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	71,509	12,033
Series 2023-28, Class EZ, 6.00%, 7/25/2053	3,402	3,572
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,692	4,950
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,918	3,100
Series 2024-25, Class ZA, 6.00%, 9/25/2053	14,508	15,266
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,727	11,011
Series 2024-20, Class MS, IF, IO, 2.28%, 5/25/2054 (a)	22,425	1,548
Series 2024-58, Class BS, IF, IO, 2.18%, 8/25/2054 (a)	20,558	1,223
Series 2024-92, Class SH, IF, IO, 2.28%, 12/25/2054 (a)	18,477	1,378
Series 2025-7, Class SE, IF, IO, 2.18%, 2/25/2055 (a)	28,692	1,993
Series 2025-11, Class SB, IF, IO, 2.23%, 3/25/2055 (a)	29,474	2,215
Series 2025-24, Class SC, IF, IO, 2.26%, 4/25/2055 (a)	42,030	2,818
Series 2025-47, Class SM, IF, IO, 2.13%, 6/25/2055 (a)	91,814	6,043
Series 2025-55, Class SG, IF, IO, 2.23%, 7/25/2055 (a)	54,050	3,315
Series 2025-55, Class SC, IF, IO, 2.75%, 7/25/2055 (a)	37,251	2,708
Series 2025-55, Class UN, 5.00%, 7/25/2055	2,809	2,805
Series 2025-57, Class Z, 6.00%, 7/25/2055	4,191	4,203
Series 2025-66, Class SL, IF, IO, 2.13%, 8/25/2055 (a)	35,209	2,294
Series 2025-69, Class Z, 6.00%, 8/25/2055	9,324	9,346
Series 2025-73, Class Z, 6.00%, 9/25/2055	7,649	7,682
Series 2025-106, Class UZ, 5.50%, 12/25/2055	5,430	5,417
Series 2026-5, Class ZY, 5.00%, 2/25/2056	2,292	2,271
Series 2026-11, Class SB, IF, 3.90%, 3/25/2056 (a)	4,000	3,450
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	16	—
Series 421, Class C3, IO, 4.00%, 7/25/2030	85	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

G Mitt Frn Series 2023-EB, 9.38%, 12/27/2026 ‡ (c)	5,026	5,026
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (c)	10,871	10,548
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (c)	3,000	2,713
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	19	19
GNMA
Series 2013-182, Class MS, IF, IO, 2.36%, 12/20/2043 (a)	6,094	732
Series 2016-108, Class SN, IF, IO, 2.30%, 8/20/2046 (a)	8,750	1,350
Series 2016-108, Class SM, IF, IO, 2.32%, 8/20/2046 (a)	2,034	324
Series 2016-147, Class AS, IF, IO, 2.32%, 10/20/2046 (a)	3,858	599
Series 2017-36, Class SL, IF, IO, 2.43%, 3/16/2047 (a)	5,196	795
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	158	3
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	60	11
Series 2019-65, Class ST, IF, IO, 2.27%, 5/20/2049 (a)	7,516	788
Series 2019-86, Class ST, IF, IO, 2.32%, 7/20/2049 (a)	3,609	364
Series 2019-120, Class DS, IF, IO, 2.27%, 9/20/2049 (a)	6,809	951
Series 2019-132, Class SK, IF, IO, 2.27%, 10/20/2049 (a)	5,765	721
Series 2020-86, Class TS, IF, IO, 1.82%, 6/20/2050 (a)	8,877	1,230
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	131,423	19,369
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	65,162	9,574
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	16,062	2,707
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	13,751	2,426
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	45,947	8,091
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	53,786	9,483
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	17,072	2,921
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-171, Class MT, 5.25%, 4/20/2052	8,790	8,930
Series 2023-67, Class DZ, 5.50%, 5/20/2053	7,726	7,900
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,620
Series 2023-113, Class SJ, IF, IO, 2.04%, 8/20/2053 (a)	11,265	618
Series 2023-113, Class GZ, 5.50%, 8/20/2053	5,735	5,935
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,866	2,870
Series 2024-1, Class MS, IF, IO, 2.19%, 1/20/2054 (a)	29,646	1,878
Series 2024-30, Class SC, IF, IO, 2.79%, 2/20/2054 (a)	18,074	1,613
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,977
Series 2025-44, Class GZ, 6.00%, 2/20/2054	6,342	6,661
Series 2024-64, Class SV, IF, IO, 1.59%, 4/20/2054 (a)	14,100	688
Series 2024-79, Class CS, IF, IO, 1.59%, 5/20/2054 (a)	20,952	990
Series 2024-79, Class BS, IF, IO, 3.59%, 5/20/2054 (a)	10,319	1,076
Series 2024-110, Class SC, IF, IO, 2.34%, 7/20/2054 (a)	19,039	1,303
Series 2024-112, Class SA, IF, IO, 2.94%, 7/20/2054 (a)	14,587	1,084
Series 2024-110, Class AS, IF, IO, 2.99%, 7/20/2054 (a)	16,390	1,470
Series 2024-126, Class HS, IF, IO, 2.29%, 8/20/2054 (a)	18,999	1,244
Series 2024-126, Class JS, IF, IO, 2.29%, 8/20/2054 (a)	56,122	3,008
Series 2024-134, Class SE, IF, IO, 2.29%, 8/20/2054 (a)	27,405	1,566
Series 2024-127, Class SE, IF, IO, 2.34%, 8/20/2054 (a)	22,918	1,569
Series 2024-126, Class AS, IF, IO, 2.99%, 8/20/2054 (a)	17,630	1,656
Series 2024-128, Class SA, IF, IO, 2.99%, 8/20/2054 (a)	27,978	2,641
Series 2024-151, Class JS, IF, IO, 2.95%, 9/20/2054 (a)	17,933	1,583
Series 2024-159, Class AS, IF, IO, 2.44%, 10/20/2054 (a)	14,987	1,139
Series 2024-190, Class CS, IF, IO, 2.34%, 11/20/2054 (a)	19,676	1,344
Series 2025-156, Class BZ, 4.50%, 11/20/2054	1,834	1,719
Series 2024-204, Class SB, IF, IO, 2.35%, 12/20/2054 (a)	27,939	2,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-156, Class Z, 4.50%, 12/20/2054	8,189	7,773
Series 2025-89, Class JY, 5.00%, 12/20/2054	4,700	4,649
Series 2025-1, Class KS, IF, IO, 1.54%, 1/20/2055 (a)	18,596	956
Series 2025-1, Class SU, IF, IO, 1.54%, 1/20/2055 (a)	17,928	784
Series 2025-1, Class SV, IF, IO, 2.24%, 1/20/2055 (a)	39,328	2,256
Series 2025-7, Class SG, IF, IO, 2.29%, 1/20/2055 (a)	71,656	4,354
Series 2025-7, Class QS, IF, IO, 2.79%, 1/20/2055 (a)	17,478	1,234
Series 2025-1, Class SL, IF, IO, 2.94%, 1/20/2055 (a)	19,756	1,699
Series 2025-7, Class SL, IF, IO, 2.94%, 1/20/2055 (a)	18,599	1,377
Series 2025-89, Class DY, 5.25%, 1/20/2055	6,000	6,018
Series 2025-22, Class AS, IF, IO, 2.29%, 2/20/2055 (a)	29,314	1,786
Series 2025-23, Class SE, IF, IO, 2.29%, 2/20/2055 (a)	26,736	1,660
Series 2025-23, Class SL, IF, IO, 2.29%, 2/20/2055 (a)	46,711	2,790
Series 2025-25, Class HS, IF, IO, 2.29%, 2/20/2055 (a)	29,784	1,808
Series 2025-22, Class GS, IF, IO, 2.89%, 2/20/2055 (a)	20,888	1,748
Series 2025-25, Class BS, IF, IO, 2.89%, 2/20/2055 (a)	37,958	3,297
Series 2025-25, Class SB, IF, IO, 2.89%, 2/20/2055 (a)	37,421	2,892
Series 2025-30, Class SC, IF, IO, 2.89%, 2/20/2055 (a)	43,199	3,482
Series 2025-41, Class AS, IF, IO, 1.64%, 3/20/2055 (a)	34,622	1,852
Series 2025-41, Class BS, IF, IO, 1.64%, 3/20/2055 (a)	92,241	3,898
Series 2025-51, Class SH, IF, IO, 2.29%, 3/20/2055 (a)	54,972	3,288
Series 2025-41, Class ES, IF, IO, 3.54%, 3/20/2055 (a)	9,795	1,034
Series 2025-41, Class SE, IF, IO, 3.54%, 3/20/2055 (a)	13,768	1,448
Series 2025-60, Class ZC, 5.00%, 3/20/2055	10,425	10,304
Series 2025-139, Class B, 5.50%, 3/20/2055	6,101	6,198
Series 2025-69, Class SW, IF, IO, 1.47%, 4/20/2055 (a)	24,823	953
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-69, Class SX, IF, IO, 1.47%, 4/20/2055 (a)	61,322	2,707
Series 2025-69, Class SK, IF, IO, 2.79%, 4/20/2055 (a)	55,470	4,545
Series 2025-156, Class CZ, 5.00%, 4/20/2055	3,880	3,793
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,400	2,372
Series 2025-70, Class EZ, 5.00%, 4/20/2055	8,444	8,220
Series 2025-105, Class PA, 7.00%, 4/20/2055	3,087	3,207
Series 2025-89, Class SP, IF, IO, 1.44%, 5/20/2055 (a)	47,954	2,089
Series 2025-84, Class SQ, IF, IO, 1.49%, 5/20/2055 (a)	53,378	2,079
Series 2025-89, Class SC, IF, IO, 2.79%, 5/20/2055 (a)	28,129	2,409
Series 2025-89, Class SE, IF, IO, 2.79%, 5/20/2055 (a)	39,563	3,155
Series 2025-79, Class HS, IF, IO, 2.89%, 5/20/2055 (a)	15,540	1,295
Series 2025-100, Class SA, IF, IO, 2.19%, 6/20/2055 (a)	57,350	3,686
Series 2025-105, Class SD, IF, IO, 2.19%, 6/20/2055 (a)	99,037	6,207
Series 2025-97, Class SE, IF, IO, 2.24%, 6/20/2055 (a)	35,253	2,350
Series 2025-105, Class PZ, 5.00%, 6/20/2055	7,516	7,239
Series 2025-124, Class CS, IF, IO, 1.54%, 7/20/2055 (a)	17,027	738
Series 2025-124, Class SE, IF, IO, 2.19%, 7/20/2055 (a)	111,555	7,030
Series 2025-127, Class SH, IF, IO, 2.88%, 7/20/2055 (a)	16,007	1,242
Series 2025-127, Class PZ, 6.00%, 7/20/2055	16,925	16,914
Series 2025-120, Class SH, IF, 7.95%, 7/20/2055 (a)	4,705	5,174
Series 2025-120, Class SJ, IF, 8.02%, 7/20/2055 (a)	6,783	7,477
Series 2025-139, Class JS, IF, IO, 2.89%, 8/20/2055 (a)	64,902	5,408
Series 2025-132, Class MZ, 5.00%, 8/20/2055	3,691	3,504
Series 2025-139, Class UC, 6.00%, 8/20/2055	3,141	3,137
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	8,605	8,479
Series 2025-135, Class SE, IF, 8.02%, 8/20/2055 (a)	24,661	27,183
Series 2025-152, Class SA, IF, IO, 2.24%, 9/20/2055 (a)	61,458	3,664
Series 2025-152, Class SH, IF, IO, 2.24%, 9/20/2055 (a)	78,097	4,661
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-156, Class UZ, 6.50%, 9/20/2055	2,180	2,178
Series 2025-172, Class PZ, 6.00%, 10/20/2055	4,640	4,639
Series 2025-192, Class ZU, 4.50%, 11/20/2055	2,911	2,880
Series 2025-196, Class LZ, 5.50%, 11/20/2055	8,337	8,236
Series 2025-208, Class ZG, 4.50%, 12/20/2055	5,038	4,898
Series 2025-204, Class PZ, 5.50%, 12/20/2055	9,353	9,343
Series 2025-211, Class UZ, 5.50%, 12/20/2055	23,408	23,402
Series 2025-211, Class CP, 6.50%, 12/20/2055	64,212	65,415
Series 2026-2, Class KS, IF, IO, 1.89%, 1/20/2056 (a)	57,511	4,217
Series 2026-2, Class GZ, 4.50%, 1/20/2056	16,773	16,040
Series 2026-2, Class UZ, 4.50%, 1/20/2056	3,927	3,754
Series 2026-25, Class ZB, 4.50%, 1/20/2056	5,222	5,033
Series 2026-4, Class JZ, 4.50%, 1/20/2056	5,318	5,106
Series 2026-3, Class ZH, 5.50%, 1/20/2056	17,984	17,951
Series 2026-24, Class BZ, 4.50%, 2/20/2056	3,266	3,127
Series 2026-24, Class DZ, 4.50%, 2/20/2056	5,150	4,851
Series 2026-25, Class ZH, 5.50%, 2/20/2056	12,053	11,956
Series 2026-30, Class DZ, 5.50%, 2/20/2056	8,100	8,044
Series 2026-23, Class A, 4.50%, 1/16/2060 (b)	45,000	44,701
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (a)	208	7
Series 2026-23, Class AC, 5.00%, 11/16/2067 (a)	38,960	40,540
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (c) (d)	11,911	11,962
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	7,695	7,823
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	13,827	14,057
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	40,757	41,359
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (c)	156	17
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.86%, 9/25/2035 (a)	57	55
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.14%, 1/25/2047 (a)	4,854	4,604
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.17%, 10/25/2034 (a) (c)	8,491	8,720
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.67%, 9/25/2037 (a)	10,919	6,695
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (d)	730	723
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	23	24
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,961	4,855
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (c) (d)	2,925	2,926
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (d)	3,825	3,842
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (d)	13,810	13,900
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	4,329	4,347
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	2,673	2,689
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	9,582	9,600
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	4,975	5,015
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	4,000	4,038
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (c)	11,350	11,437
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033 (a)	17	9
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	11	11
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.11%, 8/25/2033 (a)	21	21
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	18,890	19,002
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (c) (d)	15,568	15,595
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (c) (d)	18,210	18,356
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (c)	5,432	167
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (c)	14,055	582
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (c)	3,042	2,793
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	10,591	10,724
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	7,008	7,065
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (c) (d)	12,385	12,436
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (c) (d)	13,169	13,185
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (c)	3,800	3,840
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	26,834	27,335
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	12,302	12,390
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	2,678	2,678
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	3,416	3,444
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (d)	1,935	1,942
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	3,653	3,692
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	10,189	10,294
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (d)	16,480	16,527
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (d)	3,163	3,166
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	47,781	48,577
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	15,242	15,563
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	24,243	24,753
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (c)	52,550	53,195
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	9,878	10,042
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	36,224	36,686
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	6,344	6,343
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	4,093	4,096
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000	2,019
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	6,249	6,255
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	5,195	5,103
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	21	11
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.42%, 9/25/2032 (a) (c)	5,921	6,134
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (c) (d)	15,399	15,475
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	11,629	11,801
STACR Trust Series 2018-HRP2, Class B1, 7.98%, 2/25/2047 (a) (c)	2,825	3,047
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,150	1,014
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 5.55%, 10/25/2037 (a)	1,337	1,238
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 4.64%, 5/25/2047 (a)	12,022	10,068
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	9,500	9,563
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	513	509
Series 2019-HY1, Class M2, 5.79%, 10/25/2048 (a) (c)	6,189	6,527
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	30,000	25,359
Verus Securitization Trust
Series 2023-2, Class A1, 6.19%, 3/25/2068 (c) (d)	4,152	4,141
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (d)	3,576	3,574
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (c)	820	779
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	21	21
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.19%, 8/25/2033 (a)	54	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	34	34
Series 2005-AR7, Class A3, 5.48%, 8/25/2035 (a)	37	39
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 4.77%, 10/25/2046 (a)	1,878	1,681
Total Collateralized Mortgage Obligations (Cost $2,802,334)		2,805,584
Asset-Backed Securities — 12.8%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (a) (c)	10,670	10,704
ABFC Trust Series 2002-OPT1, Class M1, 4.88%, 5/25/2032 (a)	37	41
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (c)	4,383	503
Series 2022-1, Class D, 6.65%, 10/20/2028 (c)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	43	43
Series 2018-1, Class C, 6.65%, 12/2/2033 (c)	93	89
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (c)	766	721
Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	942	888
Series 2021-1H, Class D, 3.58%, 10/20/2040 (c)	1,296	1,204
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	9,600	9,625
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	5,300	5,311
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	4,000	4,013
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,291	3,197
American Credit Acceptance Receivables Trust
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,420	2,460
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	6,100	6,307
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	9,856	10,061
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	6,350	6,482
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	6,700	6,948
Series 2025-2, Class C, 5.11%, 3/12/2031 (c)	5,585	5,650
Series 2025-2, Class D, 5.50%, 7/14/2031 (c)	7,800	7,965
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	11,581	11,772
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	3,000	3,179
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	6,400	6,675
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,450	3,575
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	3,000	3,160
Series 2024-4, Class E, 7.19%, 4/12/2032 (c)	1,000	1,032
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	22,230	22,501
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	24,185	24,567
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	2,000	2,073
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	19,700	19,891
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	6,000	6,254
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	3,140	3,197
AMSR Trust
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (c)	9,913	9,784
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (c)	9,913	9,875
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	11,000	10,646
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (c)	2,851	2,811
Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	2,781	2,709
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	3,530	3,703
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	1,600	1,650
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	3,500	3,636
Series 2024-1A, Class C, 6.48%, 6/20/2030 (c)	2,500	2,619
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	2,625	2,726
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	2,450	2,541
Ballyrock CLO Ltd. (Cayman Islands) Series 2024-27A, Class A2, 5.27%, 10/25/2037 (a) (c)	3,775	3,780
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.26%, 10/20/2037 (a) (c)	5,250	5,260
Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (a) (c)	2,270	2,189
Series 2023-4A, Class D1R, 6.13%, 1/20/2039 (a) (c)	6,380	6,380
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-4A, Class D2R, 7.33%, 1/20/2039 (a) (c)	2,860	2,862
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (c)	318	318
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.17%, 12/26/2031 (a) (c)	691	694
Series 2024-CAR1, Class D, 5.72%, 12/26/2031 (a) (c)	175	176
Series 2024-CAR1, Class E, 7.27%, 12/26/2031 (a) (c)	525	532
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.13%, 10/20/2034 (a) (c)	6,000	6,007
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,651
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,608
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,253
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,464
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	10,000	10,433
Series 2025-2, Class D, 5.62%, 3/17/2031	3,710	3,800
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	10,000	10,344
Series 2026-1, Class D, 4.99%, 11/17/2031	5,490	5,552
Series 2025-4, Class E, 7.18%, 11/15/2032 (c)	8,000	8,232
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	8,942	9,252
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (c)	1,228	1,277
Camden 8.50%, 9/15/2031 ‡	18,284	18,066
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BR3, 5.12%, 7/20/2032 (a) (c)	8,000	8,001
Series 2016-1A, Class CR3, 6.87%, 4/20/2034 (a) (c)	12,378	12,040
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.37%, 10/17/2037 (a) (c)	3,500	3,493
Series 2021-7A, Class CR, 5.67%, 4/15/2040 (a) (c)	7,500	7,530
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (c)	5,770	164
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	2,728	2,642
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (c)	4,290	4,237
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (c)	4,510	4,271
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	4,128	4,009
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (c) (d)	7,939	7,807
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (c) (d)	1,262	1,256
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (c) (d)	1,271	1,264
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.07%, 4/19/2035 (a) (c)	14,750	14,742
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (k)	22,185	21,725
CoreVest American Finance Trust
Series 2019-1, Class E, 5.57%, 3/15/2052 (a) (c)	1,493	1,511
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (c)	5,576	5,267
Series 2019-3, Class XB, IO, 1.36%, 10/15/2052 (a) (c)	53,875	2,138
Series 2019-3, Class XA, IO, 2.00%, 10/15/2052 (a) (c)	2,102	—
Series 2019-3, Class D, 3.76%, 10/15/2052 (c)	8,689	8,235
Series 2019-3, Class E, 4.71%, 10/15/2052 (a) (c)	5,810	5,429
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	22,000	22,199
Series 2023-2A, Class A, 5.92%, 5/16/2033 (c)	144	144
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	2,295	2,327
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	3,866	3,936
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	5,988	6,078
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	7,860	8,053
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	8,645	8,703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	5,320	5,400
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	2,690	2,709
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (c)	14,211	14,367
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	8,044
Dryden CLO Ltd. (Cayman Islands) Series 2022-109A, Class BR, 5.24%, 4/15/2038 (a) (c)	4,000	4,000
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	8,500	8,876
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (c)	290	289
Series 2021-A, Class D, 3.32%, 8/27/2035 (c)	912	874
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-1A, Class BR, 5.67%, 4/20/2037 (a) (c)	5,000	5,004
Series 2019-3A, Class BRR, 5.37%, 7/18/2037 (a) (c)	8,200	8,219
Series 2024-12RA, Class CR, 5.67%, 10/20/2037 (a) (c)	11,080	11,101
Series 2021-2A, Class ER, 8.32%, 4/20/2038 (a) (c)	1,500	1,398
Exeter Automobile Receivables Trust
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,060
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,330	1,325
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	6,000	5,876
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,130
Series 2022-4A, Class E, 8.23%, 3/15/2030 (c)	1,138	1,162
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	4,350	4,828
Series 2025-3A, Class D, 5.57%, 10/15/2031	7,370	7,571
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,895	11,084
Series 2026-1A, Class D, 5.00%, 5/17/2032	14,570	14,723
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	2,000	2,091
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	5,570	5,756
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	9,500	9,300
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	8,000	7,829
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (c)	7,333	7,256
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	12,700	11,890
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	5,559	5,195
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	25,000	24,274
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	19,140	18,794
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	15,000	15,275
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	10,000	10,093
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (c)	7,000	6,979
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (c)	12,500	12,531
FTF 8.00%, 8/15/2026 ‡	2,433	1,764
Galaxy CLO Ltd. (Cayman Islands) Series 2023-32A, Class D1R, 6.62%, 1/20/2039 (a) (c)	4,882	4,882
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	18,203	18,802
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	10,680	10,734
Series 2023-1A, Class E, 11.42%, 3/15/2030 (c)	1,000	1,084
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	12,035	12,359
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class DRR, 6.57%, 10/20/2034 (a) (c)	5,100	5,037
Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,329	3,416
Grene Energy Senio 11.00%, 1/25/2027 ‡	286	232
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.62%, 7/20/2038 (a) (c)	5,700	5,719
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	2,660	2,664
Series 2023-1A, Class D, 9.13%, 6/25/2027 (c)	6,667	6,682
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	10,000	9,875
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	5,000	5,024
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	4,600	4,874
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	3,200	3,433
Series 2025-5A, Class D, 7.74%, 5/25/2030 (c)	3,130	3,220
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	1,990	2,068
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	7,905	8,169
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	250	270
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	1,690	1,753
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	2,386	2,384
Series 2022-A, Class E, 8.00%, 5/15/2041 (c)	449	447
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (c)	14,078	13,158
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 0.00%, 4/24/2039 (a) (b) (c)	6,270	6,270
Series 2026-1A, Class D2, 0.00%, 4/24/2039 (a) (b) (c)	890	890
Series 2026-1A, Class E, 0.00%, 4/24/2039 (a) (b) (c)	9,250	9,132
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	8,049	8,138
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	13,000	13,209
Ista Jet Seri 6.97%, 4/5/2032 ‡ (c)	15,000	15,000
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	17,500	17,775
Series 2025-1A, Class B, 11.25%, 12/10/2040 (c)	21,967	21,927
KKR CLO Ltd. (Cayman Islands)
Series 40A, Class BR, 5.37%, 10/20/2034 (a) (c)	5,300	5,307
Series 2023-52A, Class CR, 5.62%, 7/16/2038 (a) (c)	6,600	6,622
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (c)	900	2,524
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	855	2,568
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	860	1,488
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	800	2,659
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	750	1,536
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	500	2,634
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	500	1,299
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	2,697
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	1,081
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (c)	700	4,376
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (c)	800	4,382
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (c)	1,587	875
Series 2021-B, Class C, 3.21%, 2/15/2029 (c)	447	446
Series 2021-B, Class D, 6.12%, 2/15/2029 (c)	2,000	490
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	12,367	5,973
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	612	612
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (c)	6,500	955
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	4,500	4,318
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	1,000	949
Series 2021-2A, Class C, 3.09%, 4/20/2032 (c)	1,100	1,049
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	3,050	3,084
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	4,646	4,665
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	2,300	2,319
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	3,700	3,799
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	7,615	7,727
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	4,400	4,520
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	19,200	19,437
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	13,600	13,789
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	1,900	1,928
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (c)	1,061	1,058
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.32%, 7/15/2034 (a) (c)	16,950	16,981
Series 2020-45A, Class CRR, 5.57%, 7/15/2034 (a) (c)	5,100	5,101
Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (a) (c)	17,650	17,676
Series 2021-39A, Class CR, 5.72%, 10/22/2034 (a) (c)	14,000	14,015
Series 2021-52A, Class BR, 5.22%, 1/22/2035 (a) (c)	12,300	12,320
Series 2019-37A, Class D1A, 7.42%, 4/15/2037 (a) (c)	2,000	1,922
Series 2021-38A, Class D1R, 6.52%, 10/17/2038 (a) (c)	6,220	6,105
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.27%, 7/15/2036 (a) (c)	8,820	8,827
Series 2019-22A, Class CRR, 5.52%, 7/15/2036 (a) (c)	5,369	5,373
Series 2024-38A, Class B, 5.67%, 4/15/2037 (a) (c)	14,750	14,753
Series 2016-17A, Class BR2, 5.62%, 4/20/2037 (a) (c)	6,164	6,170
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	10,000	10,223
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	3,246	3,362
Mariner Finance Issuance Trust Series 2021-BA, Class E, 4.68%, 11/20/2036 (c)	5,030	4,780
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (c)	2,340	2,369
Series 2022-3A, Class D, 7.80%, 11/15/2032 (c)	2,059	2,093
Series 2023-1A, Class C, 7.20%, 4/15/2033 (c)	92	92
Series 2023-3A, Class D, 8.04%, 9/15/2033 (c)	3,590	3,693
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (c)	15,090	15,152
Series 2026-1A, Class B, 6.31%, 2/20/2032 (c)	3,540	3,554
MNR ABS Issuer I LLC 12.44%, 12/15/2038 ‡	5,280	5,347
Mpire Series 2025-M, 11.16%, 9/19/2030 ‡ (c)	3,747	3,758
Mpire Frn Series 2025-MF, 8.29%, 9/13/2030 ‡ (c)	8,994	9,019
Nautical Solutions 9.20%, 8/1/2031 ‡	20,959	21,300
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.07%, 7/16/2036 (a) (c)	10,000	10,009
Series 2021-42A, Class CR, 5.52%, 7/16/2036 (a) (c)	19,900	19,927
Series 2020-38A, Class BR2, 5.07%, 10/20/2036 (a) (c)	21,300	21,330
Series 2020-38A, Class CR2, 5.55%, 10/20/2036 (a) (c)	11,300	11,301
Series 2019-34A, Class BR2, 5.32%, 7/20/2039 (a) (c)	11,435	11,487
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (c)	2,550	1,643
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	40,486	41,398
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	10,034	9,944
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,242	4,182
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (c)	18,200	18,209
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.27%, 7/21/2037 (a) (c)	14,900	14,798
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	4,680	4,717
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	3,100	3,124
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	1,900	1,909
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	7,104	7,442
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	5,300	5,477
Oneslt 8.00%, 12/15/2030 ‡	9,919	9,919
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	3,167	3,171
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 (c)	168	166
Series 2021-B, Class D, 5.41%, 5/8/2031 (c)	274	272
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	15,080	15,168
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	8,690	8,748
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (c)	20,818	20,818
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	3,966	3,922
Palmer Square CLO Ltd. (Cayman Islands)
Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (c)	18,200	18,246
Series 2025-1A, Class E, 8.17%, 4/20/2038 (a) (c)	1,585	1,482
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-4A, Class BR, 5.32%, 7/24/2031 (a) (c)	5,000	5,003
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	6,400	6,429
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.36%, 7/25/2035 (d)	29	28
PRET LLC
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (c) (d)	24,284	24,308
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (d)	20,088	20,134
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (c) (d)	13,026	13,067
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (c)	8,000	7,872
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (c)	10,211	10,153
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	5,941	6,092
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	15,779	15,800
RAMP Trust Series 2002-RS2, Class AI5, 4.52%, 3/25/2032 (a)	24	24
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (c)	764	764
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (d)	106	68
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2005-2, Class M1, 5.55%, 8/25/2035 (d)	362	349
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 (c)	8	8
Repo Buyer RRI Trust 0.00%, 4/14/2055 ‡	3,842	3,352
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	9,326	9,417
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	17,753	18,132
RR 19 Ltd. (Cayman Islands) Series 2021-19A, Class DR, 8.37%, 4/15/2040 (a) (c)	1,300	1,246
RR Ltd. (Cayman Islands) Series 2024-35A, Class A2, 5.37%, 1/15/2040 (a) (c)	4,000	4,010
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	481	489
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,260
Series 2025-3, Class D, 5.11%, 9/15/2031	19,270	19,619
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,239
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,409
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	3,029
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class D, 10.52%, 7/20/2039 (c)	1,825	1,897
Series 2022-2A, Class D, 9.22%, 6/20/2040 (c)	1,028	1,055
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (a)	20,000	19,975
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (a)	20,000	20,009
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (c) (d)	5,307	5,335
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (c)	137,590	8,322
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	2,546	2,636
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 5.68%, 4/16/2031 (a) (c)	1,000	1,001
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (c)	8,224	8,230
Series 2019-21A, Class CR2, 5.42%, 7/15/2032 (a) (c)	13,500	13,496
Series 2020-23A, Class CR2, 5.42%, 1/15/2034 (a) (c)	8,000	7,996
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (a) (c)	14,225	14,264
Series 2022-32A, Class BR, 5.32%, 10/23/2035 (a) (c)	2,415	2,419
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-18A, Class CR4, 5.62%, 10/23/2037 (a) (c)	13,180	13,201
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	9,768	9,832
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	18,910	18,906
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.20%, 9/18/2042 (a) (c)	12,950	12,980
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	200	200
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	200	200
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (c)	14,000	13,983
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (c)	1,875	86
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (c)	2,900	191
Series 2021-PT1, Class A, 24.70%, 9/20/2027 ‡ (a) (c)	199	183
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (c)	3,500	248
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (c)	2,670	247
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (c)	2,830	372
Series 2021-PT2, Class A, 20.97%, 11/20/2029 ‡ (a) (c)	417	408
Series 2021-PT3, Class A, 21.56%, 12/20/2029 ‡ (a) (c)	495	442
Series 2021-PT4, Class A, 20.47%, 1/20/2030 ‡ (a) (c)	189	175
Series 2022-PT2, Class A, 21.38%, 2/20/2030 ‡ (a) (c)	580	580
Series 2022-PT1, Class A, 25.34%, 2/20/2030 ‡ (a) (c)	588	588
Series 2022-PT3, Class A, 21.17%, 4/20/2030 ‡ (a) (c)	530	526
Series 2022-PT4, Class A, 18.92%, 5/20/2030 ‡ (a) (c)	554	554
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (c)	359	358
Series 2021-5, Class C, 4.15%, 11/20/2031 (c)	1,597	1,595
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (c)	1,568	1,240
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class D, 4.36%, 3/15/2027 (c)	10,392	—
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (c)	20,597	20,842
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	9,566
9.46%, 7/18/2027 ‡	20,000	19,451
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	238	238
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.68%, 1/15/2035 (a) (c)	8,000	8,023
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	15,500	15,686
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	3,205	3,281
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	438	447
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	3,795	3,890
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	2,304	2,364
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	19,900	20,234
Total Asset-Backed Securities (Cost $2,128,440)		2,092,826
Foreign Government Securities — 3.7%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	1,459	1,579
8.63%, 2/4/2030 (j)	2,700	2,922
5.88%, 2/16/2031 (j)	3,800	3,691
7.63%, 5/29/2032 (j)	7,600	7,792
9.45%, 2/4/2033 (c)	4,590	5,149
7.30%, 9/30/2033 (j)	1,100	1,104
8.50%, 1/31/2047 (j)	2,300	2,196
8.70%, 3/1/2049 (j)	2,100	2,040
8.88%, 5/29/2050 (j)	4,800	4,692
Argentine Republic
1.00%, 7/9/2029	1,400	1,235
4.12%, 7/9/2035 (d)	33,330	25,068
5.00%, 1/9/2038 (d)	3,400	2,673
3.50%, 7/9/2041 (d)	4,400	3,074
Barbados Government Bond 8.00%, 6/26/2035 (j)	2,000	2,136
Benin Government Bond 7.96%, 2/13/2038 (c)	8,132	8,526
Commonwealth of the Bahamas
8.95%, 10/15/2032 (j)	1,500	1,693
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

8.25%, 6/24/2036 (c)	6,247	6,991
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	1,020	991
3.60%, 6/15/2035 (c) (d)	9,012	7,362
Dominican Republic Government Bond
6.00%, 2/22/2033 (j)	6,400	6,528
6.95%, 3/15/2037 (c)	1,300	1,396
6.15%, 5/17/2038 (c)	5,880	5,890
7.15%, 2/24/2055 (c)	1,500	1,626
5.88%, 1/30/2060 (c)	11,450	10,328
5.88%, 1/30/2060 (j)	13,200	11,906
Federal Republic of Nigeria
6.13%, 9/28/2028 (c)	6,347	6,399
7.14%, 2/23/2030 (j)	16,000	16,495
8.63%, 1/13/2036 (j)	3,000	3,225
7.70%, 2/23/2038 (j)	4,700	4,693
9.13%, 1/13/2046 (c)	2,460	2,676
8.25%, 9/28/2051 (j)	3,200	3,182
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,653
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (j)	1,000	1,048
5.85%, 7/7/2030 (j)	8,800	8,848
5.75%, 11/12/2032 (c)	12,182	11,975
7.38%, 10/10/2047 (j)	9,200	9,090
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	15,085	15,070
7.38%, 4/8/2031 (c)	7,413	7,320
7.38%, 4/8/2031 (j)	3,600	3,555
8.88%, 4/8/2051 (j)	5,700	5,629
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	2,870	3,158
Kingdom of Bahrain 5.45%, 9/16/2032 (c)	5,389	5,143
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (j)	1,479	1,438
Provincia de Cordoba 8.60%, 2/3/2035 (c)	3,858	3,772
Republic of Angola
8.25%, 5/9/2028 (j)	6,200	6,252
8.00%, 11/26/2029 (c)	3,620	3,602
8.00%, 11/26/2029 (j)	11,400	11,343
9.24%, 1/15/2031 (c)	3,000	3,045
8.75%, 4/14/2032 (c)	5,266	5,166
9.88%, 10/15/2035 (c)	3,100	3,156
Republic of Armenia 3.60%, 2/2/2031 (c)	2,760	2,543
Republic of Colombia
8.00%, 4/20/2033	2,010	2,152
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.50%, 2/2/2034	860	893
8.00%, 11/14/2035	1,600	1,708
8.75%, 11/14/2053	7,368	8,092
Republic of Congo (The) 9.88%, 11/7/2032 (j)	4,700	4,347
Republic of Costa Rica
7.00%, 4/4/2044 (j)	1,000	1,110
7.30%, 11/13/2054 (c)	4,403	5,030
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (j)	1,700	1,821
6.13%, 6/15/2033 (j)	16,300	16,145
8.08%, 4/1/2036 (c)	10,750	11,590
8.25%, 1/30/2037 (c)	1,488	1,625
6.75%, 2/25/2041 (c)	17,842	17,021
Republic of Ecuador
6.90%, 7/31/2030 (d) (j)	3,456	3,413
8.75%, 1/29/2034 (c)	2,890	2,916
6.90%, 7/31/2035 (d) (j)	12,770	11,587
9.25%, 1/29/2039 (c)	34,126	34,706
5.00%, 7/31/2040 (d) (j)	10,000	8,160
Republic of El Salvador
8.63%, 2/28/2029 (j)	3,169	3,412
9.25%, 4/17/2030 (c)	9,300	10,067
7.63%, 2/1/2041 (j)	2,900	2,899
7.12%, 1/20/2050 (j)	4,400	3,985
9.65%, 11/21/2054 (c)	7,327	8,326
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	59	59
0.00%, 7/3/2026 (c)	42	42
5.00%, 7/3/2029 (c) (d)	6,937	6,792
5.00%, 7/3/2035 (c) (d)	6,527	5,905
Republic of Guatemala
6.60%, 6/13/2036 (c)	1,420	1,542
6.25%, 8/15/2036 (c)	4,103	4,348
Republic of Honduras
6.25%, 1/19/2027 (j)	3,000	3,037
8.63%, 11/27/2034 (c)	3,660	4,251
8.63%, 11/27/2034 (j)	3,350	3,891
Republic of Iraq 5.80%, 1/15/2028 (j)	3,850	3,831
Republic of Kenya
9.75%, 2/16/2031 (c)	3,666	4,014
9.75%, 2/16/2031 (j)	2,200	2,409
8.00%, 5/22/2032 (j)	3,500	3,642
7.88%, 10/9/2033 (c)	2,490	2,481
9.50%, 3/5/2036 (c)	8,350	8,774
8.80%, 10/9/2038 (c)	6,520	6,452
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Montenegro 7.25%, 3/12/2031 (c)	5,923	6,343
Republic of Panama
5.66%, 2/23/2038	1,720	1,727
7.88%, 3/1/2057	4,500	5,427
Republic of Paraguay, 6.10%, 8/11/2044 (j)	14,075	14,641
Republic of Rwanda 5.50%, 8/9/2031 (c)	8,000	7,502
Republic of Serbia
6.50%, 9/26/2033 (c)	3,400	3,702
6.00%, 6/12/2034 (j)	1,300	1,369
Republic of South Africa
7.10%, 11/19/2036 (c)	4,478	4,815
5.00%, 10/12/2046	5,100	3,978
5.75%, 9/30/2049	7,406	6,231
7.95%, 11/19/2054 (c)	4,489	4,848
7.25%, 12/11/2055 (c)	6,021	6,021
Republic of Turkiye (The) 7.63%, 5/15/2034	6,763	7,243
Republic of Zambia
5.75%, 6/30/2033 (d) (j)	707	688
5.75%, 6/30/2033 (c) (d)	1,556	1,513
0.50%, 12/31/2053 (j)	5,800	4,243
Romania Government Bond 7.50%, 2/10/2037 (c)	3,564	4,037
State of Mongolia 4.45%, 7/7/2031 (c)	5,600	5,292
Suriname Government International Bond
7.70%, 11/6/2030 (c)	5,560	5,725
8.50%, 11/6/2035 (c)	11,220	11,983
Total Foreign Government Securities (Cost $590,363)		608,867
Loan Assignments — 1.2% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031 (i)	842	841
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (i)	3,614	3,608
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (i)	1,911	1,909
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (i)	5,555	5,529
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (i)	2,963	2,938
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (i)	6,739	6,732
		15,199
Chemicals — 0.0% ^
Venator Materials LLC, 1st Lien PIK Term Loan (PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 (e) (i)	2,373	190
Venator Materials LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.00% (PIK)), 10.67%, 3/16/2026 (e) (i)	1,481	1,185
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 7/16/2026 (e) (i)	1,478	1,182
		2,557
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (i)	3,216	3,217
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (i)	3,039	2,891
		6,108
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% (PIK) + 0.10% (CAS)), 15.23%, 12/31/2028 ‡ (e) (i)	9,387	8,779
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (e) (i)	5,648	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 0.10% (CAS)), 11.02%, 12/31/2028 ‡ (e) (i)	20,584	4,353
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.17%, 12/31/2028 ‡ (e) (i)	2,785	2,474
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK)), 12.17%, 12/31/2028 ‡ (e) (i)	2,589	2,332
		17,938
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 4/1/2032 (i)	4,822	4,769
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 1/26/2033 (i)	1,633	1,629
		6,398
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (i)	1,826	1,825
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031 (i)	3,967	3,941
		5,766
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032 (i)	2,375	2,375
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (i)	4,986	4,981
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (i)	3,347	3,340
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (i)	612	611
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031 (i)	8,678	8,664
		12,615
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/23/2028 (i)	1,239	1,241
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030 (i)	2,533	2,525
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (i)	6,099	6,025
		8,550
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (i)	5,754	5,591
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028 (i)	2,906	2,351
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031 (i)	1,967	1,333
		9,275
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (a) (k)	37	—
Machinery — 0.1%
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/10/2033 (i) (m)	1,624	1,622
SPX FLOW, Inc., 1st Lien Term Loan B (PRIME + 1.75%), 8.50%, 4/5/2029 (i)	3,200	3,199
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031 (i)	2,779	2,779
		7,600
Media — 0.1%
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.93%, 8/2/2027 (i)	118	118
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029 (i)	10,523	9,085
		9,203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (i)	2,436	2,431
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (i)	3,726	3,588
		6,019
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (i)	4,513	4,390
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/29/2032 (i)	574	574
		4,964
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 10/31/2031 (i)	4,303	4,112
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031 (i)	2,716	2,706
		6,818
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.61%, 2/1/2029 (i)	3,322	3,297
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (i)	6,540	6,360
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (i)	4,911	4,743
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029 (i)	2,765	1,728
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (i)	4,739	4,356
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (i)	6,204	5,862
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (i)	4,510	4,185
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (i)	7,819	7,385
		34,619
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan B (PIK), 10.00%, 9/18/2030 ‡ (e)	1	1
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.04%, 2/3/2031 (i)	4,264	4,088
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.68%, 8/18/2032 (i)	6,292	6,250
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029 (i)	2,375	2,345
		12,684
Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%; 6-MONTH CME TERM SOFR + 4.00% + 4.00%), 7.70%, 11/19/2029 (i) (m)	1,690	1,082
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (i) (m)	8,087	8,062
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 4/30/2032 (i)	848	847
Total Loan Assignments (Cost $198,452)		194,556
Municipal Bonds — 0.3% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (a)	60,927	2,316
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	7,140	3,856
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Municipal Water District Of Orange County Water Facilities Corp. Series 2017B, Rev., 4.06%, 8/15/2041	290	270
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	279
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	93
Total California		6,929
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	171
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	9,665	5,219
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	26,666	27,616
Series 2024, Rev., 6.03%, 12/15/2031	3,200	3,329
Total New York		30,945
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	147
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (a)	86,920	3,222
Total Municipal Bonds (Cost $52,273)		46,633
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	81	906
Incora Top Holdco LLC ‡ *	3	78
		984
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC, Escrow ‡ *	—	—
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	77
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (c)	565	4,713
Financial Services — 0.1%
Keenova, Class A ‡	65	573
Keenova Therapeutics plc, Class B ‡	37	5,903
Par Health, Class A ‡	64	3,375
Par Health Inc., Class B ‡	37	327
		10,178
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	1	15
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	13
iHeartMedia, Inc., Class A *	2	8
		21
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	14	2,875
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	10	6
Wireless Telecommunication Services — 0.0% ^
Altice France Sa ‡	32	635
Total Common Stocks (Cost $17,964)		19,513
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	18
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 4/4/2026 ($25 par value) (o)	199	3,673
Total Preferred Stocks (Cost $4,678)		3,691
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	10	151
Media — 0.0% ^
SES SA (Luxembourg) ‡ *	147	2,221
Total Rights (Cost $—)		2,372
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	5	31
expiring 12/31/2049, price 1.00 USD ‡ *	7	—
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		31
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (p) (q) (Cost $248,082)	247,987	248,086
Total Investments — 112.9% (Cost $18,538,037)		18,501,749
Liabilities in Excess of Other Assets — (12.9)%		(2,111,071)
NET ASSETS — 100.0%		16,390,678

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CAS	Credit Adjustment Spread
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COLL	Collateral
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $117,018 or 0.71% of the
Fund’s net assets as of February 28, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2026.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2026.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	February 28, 2026

TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2056 (a)	(132,900)	(115,130)
TBA, 3.50%, 3/25/2056 (a)	(131,900)	(124,287)
TBA, 4.00%, 3/25/2056 (a)	(238,013)	(231,304)
TBA, 5.00%, 3/25/2056 (a)	(40,810)	(40,993)
TBA, 5.50%, 3/25/2056 (a)	(388,810)	(395,044)
TBA, 6.00%, 3/25/2056 (a)	(475,780)	(488,002)
TBA, 6.50%, 3/25/2056 (a)	(5,600)	(5,816)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 3/15/2056 (a)	(432,200)	(396,362)
TBA, 4.00%, 3/15/2056 (a)	(334,300)	(321,554)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
TBA, 4.50%, 3/15/2056 (a)	(659,000)	(651,226)
TBA, 5.00%, 3/15/2056 (a)	(132,400)	(132,849)
(Proceeds received of $2,880,152)		(2,902,567)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	1,993	03/06/2026	EUR	306,894	5,273
U.S. Treasury 10 Year Note	11,996	06/18/2026	USD	1,364,920	5,750
U.S. Treasury 10 Year Ultra Note	3,911	06/18/2026	USD	456,548	4,638
U.S. Treasury Long Bond	20	06/18/2026	USD	2,369	22
U.S. Treasury Ultra Bond	55	06/18/2026	USD	6,686	94
U.S. Treasury 2 Year Note	3,463	06/30/2026	USD	724,579	735
U.S. Treasury 5 Year Note	14,312	06/30/2026	USD	1,576,109	4,036
					20,548
Short Contracts
U.S. Treasury 10 Year Ultra Note	(5,930)	06/18/2026	USD	(692,235)	(3,996)
U.S. Treasury Long Bond	(1,515)	06/18/2026	USD	(179,433)	(2,215)
U.S. Treasury Ultra Bond	(3,115)	06/18/2026	USD	(378,667)	(5,349)
U.S. Treasury 5 Year Note	(2,081)	06/30/2026	USD	(229,170)	(702)
					(12,262)
					8,286

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Forward foreign currency exchange contracts outstanding as of February 28, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	5,232	USD	6,177	Morgan Stanley	3/4/2026	6
USD	6,251	EUR	5,232	Morgan Stanley	3/4/2026	68
AUD	57,465	GBP	29,501	HSBC Bank, NA	3/16/2026	1,134
AUD	172,964	USD	120,385	Standard Chartered Bank	3/16/2026	2,699
BRL	208,967	USD	39,601	BNP Paribas**	3/16/2026	1,016
CHF	31,273	USD	40,443	Goldman Sachs International	3/16/2026	296
EUR	33,498	USD	39,575	BNP Paribas	3/16/2026	34
EUR	34,295	USD	40,504	Goldman Sachs International	3/16/2026	47
JPY	6,103,681	USD	38,975	Morgan Stanley	3/16/2026	154
KRW	29,536,715	USD	20,299	Citibank, NA**	3/16/2026	216
NZD	33,834	USD	20,223	Citibank, NA	3/16/2026	83
NZD	34,326	USD	20,522	Morgan Stanley	3/16/2026	79
NZD	133,268	USD	79,809	Standard Chartered Bank	3/16/2026	174
USD	40,194	JPY	6,230,220	Goldman Sachs International	3/16/2026	254
USD	2,772	NZD	4,595	BNP Paribas	3/16/2026	14
USD	17,616	NZD	29,126	Goldman Sachs International	3/16/2026	135
ZAR	323,868	USD	20,241	Merrill Lynch International	3/16/2026	77
ZAR	638,298	USD	39,369	Morgan Stanley	3/16/2026	675
Total unrealized appreciation						7,161
CHF	16,798	AUD	30,964	Goldman Sachs International	3/16/2026	(153)
CHF	30,823	USD	40,421	Goldman Sachs International	3/16/2026	(270)
EUR	33,675	CHF	30,802	Goldman Sachs International	3/16/2026	(306)
GBP	30,299	EUR	34,654	Morgan Stanley	3/16/2026	(142)
GBP	29,716	USD	40,542	Goldman Sachs International	3/16/2026	(494)
GBP	29,697	USD	40,531	Morgan Stanley	3/16/2026	(509)
JPY	6,277,015	EUR	34,454	Morgan Stanley	3/16/2026	(498)
NZD	34,326	CHF	15,865	Morgan Stanley	3/16/2026	(66)
NZD	67,297	USD	40,542	Morgan Stanley	3/16/2026	(153)
USD	79,450	CAD	108,518	State Street Bank & Trust	3/16/2026	(150)
USD	40,327	CHF	31,268	Goldman Sachs International	3/16/2026	(405)
USD	39,688	CHF	30,779	Morgan Stanley	3/16/2026	(407)
USD	6,187	EUR	5,232	Morgan Stanley	4/7/2026	(7)
AUD	57,707	NZD	68,440	Citibank, NA	4/15/2026	(66)
Total unrealized depreciation						(3,626)
Net unrealized appreciation						3,535

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
NZD	New Zealand Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	February 28, 2026

USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD31,878	151	(633)	(482)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD31,878	65	(547)	(482)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD15,942	20	(260)	(240)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD7,971	16	(138)	(122)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD15,935	39	(280)	(241)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD7,721	47	(164)	(117)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.42	USD44,000	170	(836)	(666)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.42	USD4,770	23	(95)	(72)
							531	(2,953)	(2,422)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigorup Global Markets, Inc.	11/18/2054	13.83	USD5,000	(240)	(334)	(574)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	13.83	USD12,500	(573)	(862)	(1,435)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	13.83	USD10,000	(408)	(740)	(1,148)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	13.83	USD20,000	(689)	(1,608)	(2,297)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	13.83	USD15,000	(458)	(1,265)	(1,723)
CMBX.NA.BBB-.12	3.00	Monthly	Citigorup Global Markets, Inc.	08/17/2061	12.03	USD7,500	(578)	(733)	(1,311)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD5,000	(217)	(657)	(874)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD2,500	(109)	(328)	(437)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD12,500	(328)	(1,857)	(2,185)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD12,500	(122)	(2,063)	(2,185)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD5,500	(58)	(904)	(962)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD8,017	(84)	(1,318)	(1,402)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.03	USD12,500	(52)	(2,134)	(2,186)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	14.07	USD2,500	(255)	(278)	(533)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	14.07	USD10,000	(847)	(1,286)	(2,133)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	14.07	USD8,000	(571)	(1,136)	(1,707)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	14.07	USD12,500	(1,669)	(998)	(2,667)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	14.07	USD7,500	(762)	(838)	(1,600)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	14.07	USD7,500	(766)	(834)	(1,600)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	14.07	USD5,000	(442)	(625)	(1,067)
							(9,228)	(20,798)	(30,026)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	February 28, 2026

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 195,553	(13,875)	(1,143)	(15,018)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 218,614	(15,567)	(1,223)	(16,790)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 291,486	(20,688)	(1,697)	(22,385)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 291,486	(20,728)	(1,658)	(22,386)
						(70,858)	(5,721)	(76,579)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	531	(2,422)
OTC Credit default swap contracts outstanding - sell protection	(9,228)	(30,026)
Total OTC swap contracts outstanding	(8,697)	(32,448)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	203

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 25.0%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	514	484
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	2,291	2,295
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (b)	11,967	12,133
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	4,690	4,720
American Credit Acceptance Receivables Trust
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,658
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,190	3,221
Series 2026-1, Class A, 4.16%, 7/12/2029 (a)	6,775	6,775
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	4,648	4,704
Series 2025-3, Class B, 4.75%, 9/12/2029 (a)	5,000	5,034
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	10,288	10,359
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,738
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	11,470	11,573
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,603
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	5,416	5,482
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	25,068	25,227
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	3,510	3,544
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,809
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,899
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,973
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	11,222
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	7,085
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,385
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,429
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,974
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	9,995	9,959
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,607
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	1,199	1,207
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	2,641	2,666
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	24,083	24,193
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	17,735	18,157
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	741	727
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	714	663
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	320	305
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.12%, 11/15/2036 (a) (b)	1,175	1,175
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	5,520	5,538
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	6,085
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	1,430	1,435
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,688
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,142
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	3,001
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,585
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,994
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,095
Bain Capital Credit CLO (Cayman Islands) Series 2018-2A, Class BR, 5.22%, 7/19/2031 (a) (b)	250	250
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 4.77%, 12/26/2031 (a) (b)	3,236	3,244
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,041
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.99%, 6/25/2043 (b)	85	84
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class AR, 4.77%, 10/15/2034 (a) (b)	27,118	27,104
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	727	726
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	3,541	3,602
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	4,987	5,031
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,344
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	10,484	10,227
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B, 5.43%, 8/15/2028	2,508	2,512
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,802
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,555
Series 2023-1, Class B, 6.80%, 8/15/2029	344	345
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,047
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,081
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,524
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,017
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,491
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,900
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,049
Series 2025-4, Class B, 4.30%, 8/15/2031	2,855	2,866
Series 2025-4, Class C, 4.80%, 8/15/2031	2,485	2,516
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	9,111	9,427
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	17,582	17,839
BXMT Ltd. Series 2021-FL4, Class A, 4.83%, 5/15/2038 (a) (b)	2,495	2,490
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class AR, 4.78%, 10/20/2034 (a) (b)	18,500	18,527
Series 2022-1A, Class A1R, 4.65%, 4/15/2035 (a) (b)	19,000	19,000
CarMax Auto Owner Trust
Series 2024-2, Class A3, 5.50%, 1/16/2029	4,602	4,659
Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,168
Series 2025-2, Class A3, 4.48%, 3/15/2030	6,890	6,969
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 4.90%, 7/16/2031 (a) (b)	7,835	7,839
Series 2019-1A, Class AR2, 4.69%, 4/20/2032 (a) (b)	23,031	23,028
Series 2019-2A, Class AR2, 4.66%, 7/20/2032 (a) (b)	8,442	8,440
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.13%, 10/15/2034 (a) (b)	1,105	1,107
Carvana Auto Receivables Trust
Series 2024-P4, Class A2, 4.62%, 2/10/2028	286	286
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	1,547	1,549
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,210
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	1,358	1,366
Series 2021-N4, Class B, 1.24%, 9/11/2028	485	473
Series 2021-N4, Class C, 1.72%, 9/11/2028	528	516
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,547
Series 2025-P4, Class A2, 4.19%, 3/12/2029	31,265	31,328
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	7,351	7,393
Series 2024-P2, Class A3, 5.33%, 7/10/2029	6,057	6,108
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,793
Series 2024-P3, Class A3, 4.26%, 10/10/2029	10,942	10,966
Series 2024-P4, Class A3, 4.64%, 1/10/2030	6,250	6,284
Series 2023-P5, Class C, 6.55%, 2/11/2030 (a)	224	238
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,319
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,913
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	14,857	14,990
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,490
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	1,011
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,576
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,094
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (b)	2,368	2,346
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (b)	2,573	2,543
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,198
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class A1R, 4.64%, 4/19/2035 (a) (b)	23,000	22,929
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	4,285	4,299
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	205

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 4.77%, 4/20/2034 (a) (b)	29,000	28,987
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,650
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,548
CoreVest American Finance Trust Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	167	166
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,395	1,391
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,285
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	4,152	4,191
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	664	664
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	4,845	4,868
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,032
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,117
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	741	743
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,369
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,125
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,072
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,117
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,179
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,830
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,829
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,217
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,434
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,204
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,405
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,060
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	17,022
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,752
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	24,100	24,336
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	3,156	3,187
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,031
Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	2,700	2,719
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.69%, 10/25/2034 (b)	32	32
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,289
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,775
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	7,800	7,969
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	2,789	2,798
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,806
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,236
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,223
Series 2025-2, Class C, 4.39%, 9/15/2032	5,830	5,862
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,114
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,869
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.75%, 5/15/2032 (a) (b)	7,440	7,448
Series 2020-86A, Class A1R2, 4.80%, 7/17/2034 (a) (b)	10,000	10,014
Series 2020-86A, Class BR2, 5.27%, 7/17/2034 (a) (b)	4,070	4,076
Series 2019-68A, Class ARR, 4.77%, 7/15/2035 (a) (b)	2,000	2,002
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 4.88%, 7/18/2030 (a) (b)	27	27
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,024
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,667	6,727
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (c)	7,915	8,019
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	6,812	6,866
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	262	252
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	358	345
Exeter Automobile Receivables Trust
Series 2023-3A, Class C, 6.21%, 6/15/2028	2,527	2,537
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,108
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,141
Series 2024-2A, Class C, 5.74%, 5/15/2029	14,545	14,658
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,187
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,404
Series 2025-4A, Class C, 4.57%, 6/16/2031	3,425	3,460
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,375
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,136
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,460	6,572
Series 2025-5A, Class C, 4.68%, 3/15/2032	5,730	5,808
Series 2025-5A, Class D, 5.16%, 3/15/2032	975	991
Exeter Select Automobile Receivables Trust Series 2025-3, Class B, 4.42%, 3/15/2032	1,365	1,378
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	16,533	16,564
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	1,332	1,338
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	8,232	8,285
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,791
FirstKey Homes Trust
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	5,098
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,948
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,844
Series 2021-SFR3, Class A, 2.14%, 12/17/2038 (a)	15,006	14,741
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,988
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,992
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	8,337	8,320
Flagship Credit Auto Trust Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	192	192
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	4,776	4,569
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	9,427	9,581
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	2,270	2,294
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	11,053	11,134
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	3,984
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,875
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,914
Galaxy CLO Ltd. (Cayman Islands) Series 2022-30A, Class XR, 4.77%, 1/15/2038 (a) (b)	1,250	1,250
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,067
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,981
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	9,855	9,948
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,732
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	6,250	6,432
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	513	515
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	2,363	2,380
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,471
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	2,950	2,981
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	4,818	4,836
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	3,274	3,294
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,032
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	1,002
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	207

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class ARR, 4.82%, 10/20/2034 (a) (b)	1,900	1,902
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	2,217	2,180
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	16,923	17,059
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	1,535	1,536
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	3,072	3,082
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,695
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,246
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	413	421
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	1,695	1,702
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	14,805	14,974
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	1,101	1,104
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	4,268	4,311
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	3,060	3,076
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (b)	18,977	19,224
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	11,685	11,816
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,894
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,747
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,224
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	12,750	13,034
Series 2025-3A, Class B, 5.59%, 12/26/2029 (a)	3,000	3,055
Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	8,680	8,895
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,597
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,152	1,181
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	957	981
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	105	103
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	6,741	6,843
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	2,480	2,526
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	8,563	8,633
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	23,954	24,150
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	5,797	5,854
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	975	957
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	18,230	17,898
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,215	16,095
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.06%, 5/20/2032 (a) (b)	7,546	7,568
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	2,913	2,946
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	11,160	11,248
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	4,817	4,858
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,015
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	12,000	12,105
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	15,000	15,241
Jamestown CLO Ltd. (Cayman Islands)
Series 2021-17A, Class AR, 4.87%, 1/25/2035 (a) (b)	21,500	21,519
Series 2021-17A, Class B1R, 5.36%, 1/25/2035 (a) (b)	3,000	3,005
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,890
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.65%, 7/20/2031 (a) (b)	8,031	8,030
LCM Ltd. (Cayman Islands) Series 36A, Class A1R, 4.74%, 1/15/2034 (a) (b)	24,873	24,866
Lendbuzz Securitization Trust Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	900	911
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	9,996	9,894
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	24,260	23,773
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	11,888	11,515
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,660
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	12,101	12,250
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	13,985	14,088
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	2,000	2,021
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (a)	20,352	20,532
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	4,455	4,478
Madison Park Funding Ltd. (Cayman Islands) Series 13A, Class AR2, 4.59%, 11/21/2030 (a) (b)	10,353	10,366
Magnetite Ltd. (Cayman Islands) Series 2019-23A, Class AR2, 4.64%, 1/25/2035 (a) (b)	30,500	30,467
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.71%, 7/23/2032 (a) (b)	7,809	7,808
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,730
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,625
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,400	3,320
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,528
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,775
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	3,632	3,644
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	15,290	15,376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	16,375	16,510
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	12,923
Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	30,190	30,315
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	501	496
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	5,728	5,773
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	16,977	17,097
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class AR, 4.72%, 4/15/2034 (a) (b)	15,000	14,998
Series 2021-42A, Class AR, 4.62%, 7/16/2036 (a) (b)	17,250	17,255
Series 2021-45A, Class AR, 4.73%, 10/14/2036 (a) (b)	3,025	3,028
Series 2020-38A, Class AR2, 4.63%, 10/20/2036 (a) (b)	14,000	13,996
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,540
New Residential Mortgage Loan Trust
Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	5,000	4,936
Series 2022-SFR2, Class C, 3.75%, 9/4/2039 (a)	11,000	10,842
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	23,331	23,377
NMEF Funding LLC Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	1,351	1,357
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,928	1,901
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class AR2, 5.01%, 11/26/2037 (a) (b)	2,300	2,307
Octane Receivables Trust
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	4,267	4,280
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	9,000	9,216
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	4,915	4,948
Series 2025-1A, Class A2, 4.25%, 2/20/2031 (a)	8,600	8,611
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	209

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,033
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,560
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,896
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	99	99
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	957	942
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	5,334	5,251
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	5,000	5,029
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	10,500	10,526
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	4,250	4,257
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	11,320	11,386
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2023-2A, Class A1R, 4.72%, 1/25/2032 (a) (b)	7,068	7,067
Series 2025-1A, Class A1, 4.45%, 2/15/2033 (a) (b)	17,367	17,327
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	3,469	3,476
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	5,354	5,392
Series 2026-1A, Class A2, 4.27%, 10/20/2028 (a)	5,575	5,594
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	15,648	15,741
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,519
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,107
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	3,293	3,304
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	6,657	6,715
PowerPay Issuance Trust
Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,659	1,718
Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	1,848	1,866
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,974
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,790
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (a)	15,567	14,914
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,214	7,147
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	17,329
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,859
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,585
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	4,009
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	5,000	4,750
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,148	3,978
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,519
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (a)	8,500	8,172
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	30,605	29,561
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	5,674	5,464
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	19,000	18,311
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	8,975	8,799
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)	7,150	7,067
Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (a)	8,338	8,042
Series 2026-SFR1, Class A, 3.85%, 2/17/2043 (a)	11,484	11,203
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	15,360	15,384
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 (a)	17,642	17,928
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (c)	7,469	7,500
Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (c)	27,517	27,542
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	2,172	2,178
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	8,657	8,673
Regional Management Issuance Trust Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	8,103	7,889
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,796
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	10,970	10,976
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	1,568	1,598
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	2,372	2,405
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	5,781	5,857
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	1,779	1,801
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,310	1,332
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,344
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,531
Series 2022-3, Class C, 4.49%, 8/15/2029	7,839	7,848
Series 2024-4, Class B, 4.93%, 9/17/2029	817	824
Series 2022-4, Class C, 5.00%, 11/15/2029	15,587	15,664
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,070
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,769
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,272
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,721
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	6,985
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,930
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,676
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,405
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,952
Series 2025-2, Class D, 5.47%, 5/15/2031	3,800	3,899
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,880
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,343
Series 2025-4, Class C, 4.52%, 1/15/2032	5,000	5,063
Series 2026-1, Class C, 4.26%, 4/15/2032	4,250	4,265
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,052	1,057
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,097
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,010
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,052
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	3,576	3,587
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,220
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	1,404	1,414
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	5,400	5,462
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	10,990	11,173
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	548	558
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	277	278
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	277	279
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	4,755	4,847
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	3,080	3,114
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	5,060	5,093
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.67%, 7/20/2032 (a) (b)	3,725	3,725
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3, 4.11%, 4/20/2029 (a)	22,500	22,657
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	2,906	2,841
Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,336	3,398
Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	11,152	11,342
Series 2025-1A, Class B, 5.48%, 9/15/2045 (a)	1,609	1,639
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.89%, 4/16/2031 (a) (b)	439	439
Series 2015-16A, Class ARR, 4.87%, 10/15/2031 (a) (b)	3,965	3,965
Series 2018-20A, Class AR2, 4.77%, 1/16/2032 (a) (b)	7,772	7,780
Series 2020-23A, Class AR2, 4.57%, 1/15/2034 (a) (b)	12,467	12,466
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	211

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-25A, Class AR, 4.72%, 4/19/2034 (a) (b)	1,800	1,800
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (a) (b)	9,533	9,531
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 4.93%, 10/13/2032 (a) (b)	1,171	1,172
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	5,689	5,705
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,616	7,639
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class A2, 4.14%, 6/20/2028 (a)	4,538	4,546
Series 2025-A, Class A3, 4.27%, 11/20/2028 (a)	10,140	10,205
Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	2,800	2,825
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	9,708	9,771
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (c)	7,048	7,086
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	24,167	24,162
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,791	1,774
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	4,061
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,359	11,410
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	9,967	10,040
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	9,651	9,732
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	10,570	10,588
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	24,744	24,788
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	6,232	6,294
Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,178	3,238
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,505
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	255	255
Series 2026-1, Class A, 4.53%, 8/15/2028 (a)	4,707	4,709
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	2,291	2,301
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	1,402	1,406
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,527
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	1,305	1,306
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	721	721
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,877
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,180
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	3,891	3,962
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	8,635	8,739
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	5,289	5,374
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	3,820	3,882
Westlake Automobile Receivables Trust
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	4,120	4,126
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,456
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,083
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,574
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,199
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,864
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	2,750	2,813
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	4,800	4,853
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	7,070	7,149
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	8,157	8,203
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	8,050	8,113
Total Asset-Backed Securities (Cost $3,077,473)		3,105,963
Corporate Bonds — 21.3%
Automobiles — 0.8%
Hyundai Capital America
3.00%, 2/10/2027 (a)	5,806	5,755
5.28%, 6/24/2027 (a)	12,355	12,563
4.90%, 6/23/2028 (a)	10,000	10,181
5.30%, 6/24/2029 (a)	10,000	10,352
4.55%, 9/26/2029 (a)	18,395	18,657
Volkswagen Group of America Finance LLC (Germany)
4.95%, 3/25/2027 (a)	20,000	20,187
4.45%, 9/11/2027 (a)	18,545	18,644
		96,339
Banks — 13.2%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	3,100	2,965
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	14,120	14,945
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (d)	14,630	15,198
Banco Bilbao Vizcaya Argentaria SA (Spain) 4.15%, 3/3/2029	15,800	15,804
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	5,000	4,940
6.61%, 11/7/2028	8,200	8,740
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	6,558	6,537
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (d)	14,935	15,202
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	51,100	52,353
(SOFR + 1.11%), 4.62%, 5/9/2029 (d)	23,220	23,550
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	24,600	25,656
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	8,870	9,229
Bank of Montreal (Canada)
5.27%, 12/11/2026	10,410	10,520
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (d)	23,025	23,105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,417
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	16,400	16,592
(SOFR + 1.00%), 4.40%, 9/8/2028 (d)	20,120	20,251
Banque Federative du Credit Mutuel SA (France) 5.09%, 1/23/2027 (a)	11,975	12,100
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (d)	20,355	20,677
(SOFR + 1.34%), 4.84%, 9/10/2028 (d)	13,245	13,386
(SOFR + 0.93%), 4.22%, 5/24/2030 (d)	14,710	14,713
BNP Paribas SA (France)
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (d)	30,055	30,436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (d)	12,000	12,330
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (d)	22,355	23,159
BPCE SA (France)
3.50%, 10/23/2027 (a)	24,789	24,610
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (d)	21,600	22,440
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	18,495	18,758
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (d)	41,073	42,636
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (d)	10,000	10,120
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (d)	21,026	21,926
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (d)	19,135	19,192
5.00%, 4/28/2028	17,230	17,625
(SOFR + 1.03%), 4.86%, 3/30/2029 (d)	19,485	19,837
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (d)	37,875	38,139
(SOFR + 0.87%), 4.79%, 3/4/2029 (d)	15,235	15,464
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	27,965	28,815
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	9,495	9,777
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (d)	17,180	17,540
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	8,895	9,362
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	22,155	23,122
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	213

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	6,340	6,423
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	20,942	20,434
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	15,410	15,981
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	15,380	15,511
(SOFR + 1.06%), 5.60%, 5/17/2028 (d)	18,740	19,083
(SOFR + 1.04%), 5.13%, 11/19/2028 (d)	19,840	20,200
(SOFR + 1.03%), 4.90%, 3/3/2029 (d)	32,870	33,406
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	10,000	10,398
(SOFR + 1.46%), 5.55%, 3/4/2030 (d)	10,000	10,401
ING Groep NV (Netherlands) (SOFR + 1.01%), 4.86%, 3/25/2029 (d)	22,300	22,688
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	5,645	5,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	18,155	18,620
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	16,745	16,887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (d)	13,210	13,692
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (d)	20,220	20,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (d)	18,340	18,425
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	18,070	17,963
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (d)	32,680	32,797
(SOFR + 0.93%), 4.97%, 7/14/2028 (d)	6,720	6,806
Morgan Stanley Private Bank NA (SOFR + 0.78%), 4.20%, 11/17/2028 (d)	50,395	50,583
National Bank of Canada (Canada) (SOFRINDX + 0.76%), 4.17%, 1/20/2029 (d)	30,000	30,108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	16,754	16,754
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,843
5.41%, 5/17/2029 (a)	15,350	15,985
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (d)	21,930	22,026
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (d)	28,810	29,067
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (d)	23,060	23,293
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (d)	13,625	13,672
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,616
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	2,059	2,046
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (d)	30,415	31,077
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (d)	30,335	30,473
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	33,120	33,737
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	23,220	23,462
Toronto-Dominion Bank (The) (Canada)
4.86%, 1/31/2028	21,905	22,316
4.57%, 6/2/2028	27,260	27,652
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	14,645	14,569
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	23,760	24,195
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	14,025	14,179
(SOFR + 1.37%), 4.97%, 4/23/2029 (d)	22,970	23,418
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	16,450	17,018
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	7,920	8,353
(SOFR + 0.74%), 4.18%, 1/23/2030 (d)	19,640	19,710
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,831
4.90%, 2/15/2028 (a)	8,935	9,123
		1,632,388
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (d)	21,905	22,235
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	4,997	4,936
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	6,000	6,089
5.41%, 5/10/2029	5,235	5,458
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	8,395	8,941
(SOFR + 1.72%), 5.30%, 5/9/2031 (d)	19,000	19,620
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (d)	7,050	7,071
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.94%, 4/23/2028 (d)	28,985	29,259
(SOFR + 0.71%), 4.15%, 1/21/2029 (d)	28,670	28,682
(SOFR + 0.90%), 4.15%, 10/21/2029 (d)	26,855	26,863
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	13,300	14,080
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	13,460	14,063
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	13,535	13,885
Morgan Stanley
(SOFR + 2.24%), 6.30%, 10/18/2028 (d)	20,930	21,682
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	10,610	10,830
(SOFR + 1.38%), 4.99%, 4/12/2029 (d)	16,465	16,765
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	28,690	29,584
(SOFR + 0.80%), 4.24%, 1/9/2030 (d)	19,310	19,378
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	20,765	20,592
UBS Group AG (Switzerland)
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (d)	5,038	5,206
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (d)	26,560	26,574
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (d)	31,320	31,376
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	9,645	10,098
		393,267
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,307
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,000	4,952
6.45%, 4/15/2027	14,854	15,228
American Express Co.
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	20,170	20,215
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	13,755	13,970
(SOFR + 1.26%), 4.73%, 4/25/2029 (d)	23,360	23,747
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	22,610	23,520
4.70%, 1/30/2031 (a)	11,265	11,301
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (d)	10,450	10,714
		123,647
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	15,000	15,277
Electric Utilities — 0.2%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,631
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	12,064
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,866
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	1,965	1,975
Vistra Operations Co. LLC 4.60%, 10/15/2030 (a)	4,875	4,906
		29,442
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,741
Financial Services — 1.2%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	28,882	28,846
Global Payments, Inc.
4.95%, 8/15/2027	12,305	12,406
4.50%, 11/15/2028	33,605	33,682
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	17,115	17,386
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	5,000	4,951
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (d)	14,420	14,590
5.13%, 7/29/2029 (a)	22,135	22,873
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	12,465	12,466
		147,200
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,323
Insurance — 0.5%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,829
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	215

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	11,145
5.88%, 6/10/2027 (a)	20,970	21,296
		58,270
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,809
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	33,340	33,545
Semiconductors & Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	11,720	12,368
Software — 0.3%
Oracle Corp. 4.55%, 2/4/2029	43,490	43,572
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	17,448
Total Corporate Bonds (Cost $2,601,885)		2,641,943
Collateralized Mortgage Obligations — 18.0%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	503	487
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.83%, 10/25/2033 (b)	8	8
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	3,080	3,095
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	11,025	10,828
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	6,222	6,073
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (c)	19,500	19,710
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	14,210	14,303
Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (b)	2,574	2,534
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (a) (c)	4,800	4,820
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	5,907	5,892
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (b)	70	67
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.67%, 1/25/2042 (a) (b)	1,738	1,765
Series 2025-R05, Class 2A1, 4.67%, 7/25/2045 (a) (b)	3,958	3,962
Series 2025-R06, Class 1A1, 4.57%, 9/25/2045 (a) (b)	6,413	6,415
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (c)	2,500	2,528
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	41
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	—	—
FHLMC STACR REMIC Trust
Series 2025-DNA3, Class A1, 4.62%, 9/25/2045 (a) (b)	3,961	3,969
Series 2025-DNA4, Class A1, 4.57%, 10/25/2045 (a) (b)	10,570	10,579
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (c)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	16,864	17,554
Series R005, Class ZA, 5.50%, 2/15/2036	1,556	1,621
FHLMC, REMIC
Series 3887, Class GM, 4.00%, 7/15/2026 (c)	2	2
Series 3909, Class HG, 4.00%, 8/15/2026 (c)	5	5
Series 3936, Class AB, 3.00%, 10/15/2026	28	28
Series 3946, Class BU, 3.00%, 10/15/2026	1	1
Series 3996, Class BA, 1.50%, 2/15/2027	3	3
Series 4015, Class GL, 2.25%, 3/15/2027	6	6
Series 4020, Class N, 3.00%, 3/15/2027	6	6
Series 4029, Class LY, 3.00%, 4/15/2027	286	284
Series 4039, Class AB, 1.50%, 5/15/2027	18	18
Series 4039, Class PB, 1.50%, 5/15/2027	73	72
Series 4043, Class PB, 1.50%, 5/15/2027	53	53
Series 4097, Class HJ, 1.50%, 8/15/2027	86	85
Series 4089, Class AI, IO, 3.00%, 8/15/2027	339	5
Series 4103, Class HA, 2.50%, 9/15/2027	31	31
Series 4361, Class CA, 2.50%, 9/15/2027	50	50
Series 4131, Class BC, 1.25%, 11/15/2027	23	23
Series 4129, Class AP, 1.50%, 11/15/2027	124	122
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4141, Class BI, IO, 2.50%, 12/15/2027	540	9
Series 4304, Class DW, 2.50%, 12/15/2027	288	286
Series 4207, Class JD, 1.50%, 5/15/2028	23	22
Series 4217, Class UD, 1.75%, 6/15/2028	51	50
Series 3523, Class MX, 4.50%, 4/15/2029	25	25
Series 4338, Class GE, 2.50%, 5/15/2029	1	1
Series 2995, Class FT, 4.02%, 5/15/2029 (b)	32	32
Series 3721, Class DG, 2.75%, 9/15/2030	51	50
Series 3775, Class DB, 4.00%, 12/15/2030	131	131
Series 3779, Class LB, 4.00%, 12/15/2030	147	147
Series 2303, Class FY, 4.07%, 4/15/2031 (b)	52	52
Series 2326, Class ZQ, 6.50%, 6/15/2031	31	32
Series 2500, Class FD, 4.27%, 3/15/2032 (b)	66	66
Series 4094, Class BF, 4.17%, 8/15/2032 (b)	152	152
Series 2492, Class GH, 6.00%, 8/15/2032	105	109
Series 4120, Class KA, 1.75%, 10/15/2032	210	202
Series 4142, Class PG, 2.00%, 12/15/2032	17	17
Series 4156, Class PE, 2.00%, 1/15/2033	1,180	1,129
Series 4162, Class ZJ, 3.00%, 2/15/2033	12,692	12,371
Series 2711, Class FC, 4.67%, 2/15/2033 (b)	450	454
Series 2602, Class FH, 4.08%, 4/15/2033 (b)	78	77
Series 4206, Class DZ, 3.00%, 5/15/2033	547	527
Series 4423, Class VN, 3.00%, 5/15/2033	200	200
Series 2617, Class Z, 5.50%, 5/15/2033	1,856	1,925
Series 4283, Class ZL, 3.00%, 8/15/2033	18,426	18,088
Series 2662, Class MT, 4.50%, 8/15/2033	30	30
Series 4250, Class BZ, 3.00%, 9/15/2033	11,954	11,678
Series 4620, IO, 5.00%, 9/15/2033	166	20
Series 4255, Class LZ, 3.00%, 10/15/2033	6,096	5,935
Series 2686, Class KZ, 4.50%, 10/15/2033	350	348
Series 2693, Class Z, 5.50%, 10/15/2033	76	79
Series 3005, Class PV, IF, 6.80%, 10/15/2033 (b)	—	—
Series 2727, Class PM, 4.50%, 1/15/2034	422	427
Series 2736, Class PE, 5.00%, 1/15/2034	1,726	1,779
Series 4301, Class UL, 3.50%, 2/15/2034	5,407	5,332
Series 2806, Class FA, 4.77%, 2/15/2034 (b)	136	138
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,158
Series 2989, Class MU, IF, IO, 3.23%, 7/15/2034 (b)	440	33
Series 3204, Class ZM, 5.00%, 8/15/2034	285	292
Series 3863, Class ZA, 5.50%, 8/15/2034	7,714	8,021
Series 4401, Class BL, 3.50%, 10/15/2034	6,247	6,170
Series 5369, Class V, 6.00%, 10/25/2034	6,777	6,935
Series 2963, Class ZG, 5.00%, 11/15/2034	263	270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2898, Class PG, 5.00%, 12/15/2034	404	414
Series 3003, Class LD, 5.00%, 12/15/2034	61	62
Series 2901, Class S, IF, 6.28%, 12/15/2034 (b)	225	236
Series 4265, Class FD, 4.17%, 1/15/2035 (b)	143	143
Series 2933, Class EM, 5.50%, 1/15/2035	21	21
Series 5401, Class VD, 6.00%, 1/25/2035	14,716	15,139
Series 2929, Class PG, 5.00%, 2/15/2035	45	46
Series 2941, Class Z, 4.50%, 3/15/2035	977	969
Series 2953, Class PG, 5.50%, 3/15/2035	164	171
Series 5417, Class V, 5.50%, 4/25/2035	2,142	2,181
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,275
Series 3002, Class BN, 5.00%, 7/15/2035	124	126
Series 5440, Class MV, 5.00%, 7/25/2035	979	996
Series 3013, Class HZ, 5.00%, 8/15/2035	406	417
Series 5487, Class DV, 5.50%, 10/25/2035	10,045	10,410
Series 5493, Class KV, 5.50%, 11/25/2035	11,560	11,876
Series 5509, Class DV, 5.75%, 11/25/2035	14,811	15,417
Series 5504, Class DV, 5.50%, 12/25/2035	11,098	11,544
Series 3101, Class UZ, 6.00%, 1/15/2036	103	110
Series 5541, Class VJ, 5.00%, 4/25/2036	4,708	4,819
Series 3174, Class LF, 4.12%, 5/15/2036 (b)	56	56
Series 5549, Class CV, 5.00%, 5/25/2036	5,211	5,290
Series 5565, Class AV, 5.00%, 7/25/2036	5,423	5,580
Series 5576, Class AV, 5.50%, 7/25/2036	26,077	26,972
Series 3662, Class ZB, 5.50%, 8/15/2036	89	93
Series 5593, Class VA, 5.50%, 9/25/2036	7,955	8,250
Series 5605, Class AV, 5.50%, 10/25/2036	15,987	16,621
Series 4646, Class JV, 3.50%, 11/15/2036	4,026	4,007
Series 3688, Class NB, 4.50%, 11/15/2036	364	369
Series 3855, Class AM, 6.50%, 11/15/2036	553	569
Series 5615, Class AV, 5.50%, 11/25/2036	16,098	16,753
Series 3704, Class CZ, 4.00%, 12/15/2036	921	897
Series 3249, Class CL, 4.25%, 12/15/2036	365	365
Series 3258, Class PM, 5.50%, 12/15/2036	151	156
Series 5280, Class T, 5.50%, 1/25/2037	14,188	14,752
Series 5515, Class BV, 5.50%, 1/25/2037	10,630	10,918
Series 3305, Class IW, IF, IO, 2.68%, 4/15/2037 (b)	166	9
Series 3318, Class HF, 4.03%, 5/15/2037 (b)	81	80
Series 3326, Class FG, 4.12%, 6/15/2037 (b)	328	326
Series 3724, Class CM, 5.50%, 6/15/2037	194	202
Series 3351, Class ZC, 5.50%, 7/15/2037	744	775
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (c)	1,493	75
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	217

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3429, Class S, IF, IO, 3.05%, 3/15/2038 (b)	301	28
Series 3447, Class DB, 5.00%, 5/15/2038	835	860
Series 3459, Class MB, 5.00%, 6/15/2038	55	56
Series 3575, Class ZA, 5.00%, 6/15/2038	2,183	2,244
Series 3546, Class A, 6.07%, 2/15/2039 (b)	253	257
Series 3540, Class A, 5.00%, 5/15/2039	79	79
Series 4346, Class A, 3.50%, 7/15/2039	17	17
Series 3569, Class NY, 5.00%, 8/15/2039	402	414
Series 3572, Class JS, IF, IO, 3.03%, 9/15/2039 (b)	112	6
Series 3585, Class KW, 4.50%, 10/15/2039	861	879
Series 3609, Class SA, IF, IO, 2.57%, 12/15/2039 (b)	776	56
Series 3632, Class PK, 5.00%, 2/15/2040	120	123
Series 3636, Class MZ, 5.00%, 2/15/2040	2,112	2,174
Series 3656, Class PM, 5.00%, 4/15/2040	1,476	1,520
Series 3786, Class NA, 4.50%, 7/15/2040	32	33
Series 3726, Class PA, 3.00%, 8/15/2040	4	4
Series 3706, Class P, 4.00%, 8/15/2040	1,794	1,790
Series 3719, Class PJ, 4.50%, 9/15/2040	7,991	8,114
Series 4655, Class DJ, 3.00%, 10/15/2040	1,383	1,338
Series 4318, Class KZ, 4.00%, 12/15/2040	1,801	1,781
Series 3769, Class ZC, 4.50%, 12/15/2040	769	780
Series 3822, Class ZG, 4.00%, 2/15/2041	4,561	4,542
Series 4080, Class DA, 2.00%, 3/15/2041	105	103
Series 3862, Class GA, 4.00%, 4/15/2041	108	108
Series 3844, Class FA, 4.22%, 4/15/2041 (b)	151	150
Series 4074, Class PA, 3.00%, 5/15/2041	52	51
Series 3859, Class JB, 5.00%, 5/15/2041	188	193
Series 4150, Class JE, 2.00%, 6/15/2041	373	362
Series 3884, Class BL, 4.50%, 6/15/2041	3,715	3,764
Series 3939, Class BZ, 4.50%, 6/15/2041	1,592	1,602
Series 3871, Class KB, 5.50%, 6/15/2041	8,368	8,744
Series 3881, Class AT, 5.85%, 6/15/2041	13,970	14,784
Series 4150, Class FN, 4.07%, 7/15/2041 (b)	176	175
Series 4152, Class LE, 1.75%, 8/15/2041	1,486	1,418
Series 3904, Class HC, 4.00%, 8/15/2041	380	374
Series 3906, Class B, 4.00%, 8/15/2041	2,084	2,073
Series 4150, Class FY, 4.07%, 8/15/2041 (b)	185	184
Series 3952, Class BQ, 2.00%, 10/15/2041	1,662	1,547
Series 3947, Class BH, 2.50%, 10/15/2041	2,298	2,124
Series 3934, Class KB, 5.00%, 10/15/2041	385	403
Series 3960, Class PL, 4.00%, 11/15/2041	2,468	2,479
Series 3966, Class VZ, 4.00%, 12/15/2041	515	510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4550, Class NA, 3.00%, 1/15/2042	100	100
Series 4122, Class PA, 1.50%, 2/15/2042	107	103
Series 4144, Class KD, 1.75%, 3/15/2042	313	294
Series 4215, Class NA, 3.00%, 4/15/2042	57	56
Series 5296, Class CA, 5.50%, 5/25/2042	7,426	7,576
Series 4088, Class BP, 3.00%, 8/15/2042	3,133	2,918
Series 4143, Class AE, 2.00%, 9/15/2042	824	794
Series 4112, Class PB, 4.00%, 9/15/2042	500	492
Series 4158, Class TC, 1.75%, 12/15/2042	144	138
Series 4247, Class AK, 4.50%, 12/15/2042	79	79
Series 4158, Class LD, 2.00%, 1/15/2043	339	309
Series 4199, Class YZ, 3.50%, 5/15/2043	2,884	2,784
Series 4302, Class MA, 3.00%, 7/15/2043	327	324
Series 4314, Class LP, 3.50%, 7/15/2043	5	5
Series 5115, Class FD, 3.91%, 8/15/2043 (b)	4,740	4,697
Series 4480, Class LA, 3.50%, 9/15/2043	6	6
Series 4330, Class PE, 3.00%, 11/15/2043	88	87
Series 4286, Class MP, 4.00%, 12/15/2043	264	261
Series 4316, Class DZ, 3.00%, 3/15/2044	2,816	2,666
Series 4338, Class A, 2.50%, 5/15/2044	198	192
Series 4505, Class P, 3.50%, 5/15/2044	591	580
Series 4571, Class EB, 3.50%, 5/15/2044	1,361	1,342
Series 4483, Class CA, 3.00%, 6/15/2044	25,938	25,283
Series 4360, Class PZ, 3.00%, 7/15/2044	958	882
Series 4417, Class PZ, 3.00%, 12/15/2044	2,853	2,641
Series 4545, Class PG, 3.00%, 12/15/2044	173	171
Series 4745, Class EC, 3.00%, 12/15/2044	608	604
Series 4425, Class TA, 2.00%, 1/15/2045	256	226
Series 4461, Class LZ, 3.00%, 3/15/2045	3,345	3,060
Series 4457, Class KZ, 3.00%, 4/15/2045	6,631	6,045
Series 4478, Class PC, 2.00%, 5/15/2045	754	679
Series 4631, Class PA, 3.00%, 5/15/2045	1,452	1,389
Series 4664, Class PH, 3.50%, 5/15/2045	513	508
Series 4698, Class DA, 4.50%, 5/15/2045	1,051	1,045
Series 5427, Class DA, 5.50%, 5/25/2045	20,360	20,507
Series 5334, Class GA, 6.00%, 7/25/2045	21,349	21,739
Series 5353, Class A, 6.50%, 8/25/2045	3,335	3,412
Series 4759, Class MA, 3.00%, 9/15/2045	27	26
Series 5421, Class EA, 5.50%, 3/25/2046	10,368	10,541
Series 4591, Class QE, 2.75%, 4/15/2046	162	149
Series 4574, Class YH, 3.00%, 4/15/2046	229	211
Series 4774, Class LP, 3.50%, 9/15/2046	1,741	1,714
Series 4714, Class PA, 3.00%, 11/15/2046	1,257	1,207
Series 4657, Class VZ, 3.00%, 2/15/2047	7,802	7,110
Series 4830, Class AP, 4.00%, 2/15/2047	652	653
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4675, Class EZ, 3.50%, 4/15/2047	1,770	1,647
Series 4682, Class LC, 2.50%, 5/15/2047	416	366
Series 4682, Class AP, 3.00%, 5/15/2047	545	496
Series 4703, Class KZ, 3.50%, 7/15/2047	4,797	4,569
Series 5275, Class KA, 5.50%, 9/25/2047	6,082	6,132
Series 4740, Class JA, 3.00%, 10/15/2047	1,500	1,370
Series 5271, Class AC, 5.00%, 10/25/2047	2,209	2,216
Series 4749, Class ZL, 3.50%, 12/15/2047	13,372	12,442
Series 5585, Class KA, 4.50%, 7/25/2048	14,540	14,541
Series 5585, Class NB, 4.50%, 7/25/2048	21,972	21,937
Series 4936, Class AP, 2.50%, 9/25/2048	170	161
Series 4941, Class NP, 2.50%, 5/25/2049	643	575
Series 5585, Class LA, 4.50%, 6/25/2049	16,202	16,176
Series 5418, Class DA, 6.00%, 6/25/2049	4,508	4,586
Series 4922, Class GE, 2.50%, 7/25/2049	578	529
Series 5444, Class BC, 5.50%, 7/25/2049	6,131	6,158
Series 5501, Class EA, 6.00%, 7/25/2049	13,341	13,485
Series 4952, Class PA, 2.50%, 2/25/2050	1,016	905
Series 5558, Class BA, 5.50%, 7/25/2050	17,675	17,863
Series 5564, Class DA, 5.00%, 8/25/2050	8,311	8,352
Series 5574, Class CA, 5.50%, 8/25/2050	5,131	5,196
Series 5507, Class LA, 5.50%, 1/25/2051	12,494	12,587
Series 5568, Class DA, 5.00%, 3/25/2051	6,850	6,883
Series 5433, Class B, 5.50%, 4/25/2051	7,334	7,402
Series 5505, Class DA, 5.50%, 4/25/2051	12,870	13,043
Series 5502, Class DC, 5.50%, 5/25/2051	10,914	11,009
Series 5505, Class CA, 5.50%, 6/25/2051	6,437	6,525
Series 5584, Class LA, 5.50%, 6/25/2051	3,966	4,016
Series 5505, Class JA, 5.00%, 7/25/2051	11,332	11,354
Series 5504, Class DA, 5.50%, 7/25/2051	10,410	10,580
Series 5481, Class HA, 5.50%, 11/25/2051	7,208	7,273
Series 5550, Class DC, 5.50%, 12/25/2051	10,192	10,352
Series 5397, Class CA, 5.00%, 2/25/2052	8,024	8,036
Series 5537, Class KE, 5.00%, 7/25/2052	11,970	11,988
Series 5535, Class GA, 5.00%, 8/25/2052	14,589	14,672
Series 5578, Class BA, 5.00%, 8/25/2052	21,582	21,576
Series 5407, Class PA, 5.50%, 2/25/2053	6,281	6,340
Series 5536, Class PA, 5.00%, 5/25/2054	4,538	4,578
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	32	32
Series 218, PO, 2/1/2032	41	37
Series 290, Class 200, 2.00%, 11/15/2032	205	196
Series 277, Class 30, 3.00%, 9/15/2042	1,997	1,838
Series 359, Class 350, 3.50%, 10/15/2047	1,137	1,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (c)	1	1
Series 2011-61, Class B, 3.00%, 7/25/2026	1	1
Series 2012-26, Class CA, 2.50%, 3/25/2027	42	42
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	403	4
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	354	5
Series 2012-127, Class AC, 1.50%, 11/25/2027	63	62
Series 2012-124, Class HG, 2.00%, 11/25/2027	23	23
Series 2013-5, Class DA, 1.50%, 2/25/2028	37	37
Series 2013-13, Class KD, 1.50%, 3/25/2028	47	46
Series 2013-137, Class BA, 1.50%, 1/25/2029	88	86
Series 2009-15, Class AC, 5.50%, 3/25/2029	176	177
Series 2009-58, Class B, 4.50%, 8/25/2029	278	279
Series 2010-14, Class AC, 4.00%, 3/25/2030	64	63
Series 2010-92, Class B, 4.50%, 8/25/2030	1,383	1,392
Series 2016-8, Class CA, 2.00%, 3/25/2031	5,235	5,091
Series 2011-45, Class ZA, 4.00%, 5/25/2031	5,165	5,167
Series 2001-38, Class EA, PO, 8/25/2031	2	2
Series 2015-89, Class KE, 2.00%, 11/25/2031	30	29
Series 2001-81, Class HE, 6.50%, 1/25/2032	889	934
Series 2002-34, Class FA, 4.27%, 5/18/2032 (b)	18	18
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	13,027
Series 2013-109, Class BA, 3.00%, 10/25/2032	205	203
Series 2002-64, Class PG, 5.50%, 10/25/2032	693	715
Series 2004-61, Class FH, 4.58%, 11/25/2032 (b)	347	349
Series 2002-77, Class TF, 4.77%, 12/18/2032 (b)	68	69
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,825
Series 2002-77, Class QG, 5.50%, 12/25/2032	163	168
Series 2002-84, Class DZ, 5.50%, 12/25/2032	82	85
Series 2002-94, Class BZ, 5.50%, 1/25/2033	479	496
Series 2013-18, Class TG, 2.00%, 2/25/2033	116	113
Series 2003-7, Class FB, 4.53%, 2/25/2033 (b)	101	102
Series 2013-31, Class NL, 4.00%, 4/25/2033	216	217
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	219

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	77	7
Series 2003-63, Class A7, 5.50%, 6/25/2033	867	898
Series 2003-49, IO, 6.50%, 6/25/2033	109	13
Series 2013-69, Class L, 3.00%, 7/25/2033	8,590	8,386
Series 2003-58, Class GL, 3.50%, 7/25/2033	56	55
Series 2013-133, Class WA, 3.00%, 8/25/2033	899	886
Series 2013-91, Class DZ, 3.00%, 9/25/2033	20,716	20,077
Series 2013-97, Class EL, 3.00%, 9/25/2033	11,961	11,676
Series 2003-84, Class PZ, 5.00%, 9/25/2033	29	30
Series 2013-100, Class WB, 3.00%, 10/25/2033	3,923	3,824
Series 2003-107, Class ZD, 6.00%, 11/25/2033	702	734
Series 2013-126, Class JZ, 3.50%, 12/25/2033	12,805	12,660
Series 2013-129, Class CZ, 2.50%, 1/25/2034	7,721	7,420
Series 2003-129, Class ZT, 5.50%, 1/25/2034	3,782	3,953
Series 2004-38, Class AO, PO, 5/25/2034	1,155	1,020
Series 2014-23, Class CZ, 3.50%, 5/25/2034	6,053	5,973
Series 2023-25, Class LV, 5.50%, 5/25/2034	5,759	5,960
Series 2004-72, Class F, 4.28%, 9/25/2034 (b)	30	30
Series 2004-91, Class BR, 5.50%, 12/25/2034	34	35
Series 2004-90, Class ZU, 6.00%, 12/25/2034	570	602
Series 2005-5, Class PA, 5.00%, 1/25/2035	90	89
Series 2004-101, Class AR, 5.50%, 1/25/2035	3	3
Series 2024-8, Class V, 5.50%, 2/25/2035	25,524	26,099
Series 2005-27, Class HZ, 5.00%, 4/25/2035	942	966
Series 2005-31, Class PB, 5.50%, 4/25/2035	267	278
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,177	3,079
Series 2005-38, Class FK, 4.08%, 5/25/2035 (b)	183	182
Series 2015-41, Class CA, 3.00%, 6/25/2035	298	289
Series 2005-66, Class PF, 4.03%, 7/25/2035 (b)	41	41
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,076	1,121
Series 2005-64, Class PL, 5.50%, 7/25/2035	20	21
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	142	143
Series 2010-39, Class FT, 4.73%, 10/25/2035 (b)	335	338
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,123	1,156
Series 2007-109, Class VZ, 5.00%, 10/25/2035	826	847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-84, Class MB, 5.75%, 10/25/2035	217	224
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,228	2,233
Series 2005-101, Class B, 5.00%, 11/25/2035	497	512
Series 2005-99, Class AF, 4.13%, 12/25/2035 (b)	59	59
Series 2014-88, Class ER, 2.50%, 2/25/2036	27	26
Series 2025-18, Class HV, 5.50%, 2/25/2036	13,970	14,306
Series 2006-16, Class FC, 4.08%, 3/25/2036 (b)	33	32
Series 2006-14, Class DB, 5.50%, 3/25/2036	192	200
Series 2006-3, Class ZA, 5.50%, 3/25/2036	4,925	5,125
Series 2006-27, Class BF, 4.08%, 4/25/2036 (b)	51	51
Series 2025-31, Class MV, 5.50%, 4/25/2036	11,310	11,628
Series 2025-31, Class NV, 5.50%, 4/25/2036	4,719	4,870
Series 2025-29, Class KV, 5.00%, 5/25/2036	8,105	8,252
Series 2006-46, Class FW, 4.18%, 6/25/2036 (b)	140	139
Series 2006-42, Class PF, 4.19%, 6/25/2036 (b)	97	96
Series 2006-50, Class PE, 5.00%, 6/25/2036	187	192
Series 2009-71, Class JT, 6.00%, 6/25/2036	113	119
Series 2006-58, Class ST, IF, IO, 3.37%, 7/25/2036 (b)	355	38
Series 2006-101, Class FC, 4.08%, 7/25/2036 (b)	38	38
Series 2006-101, Class FD, 4.08%, 7/25/2036 (b)	24	24
Series 2006-56, Class DC, 4.43%, 7/25/2036 (b)	120	118
Series 2025-62, Class CV, 5.50%, 7/25/2036	7,815	8,111
Series 2025-62, Class VB, 5.50%, 7/25/2036	7,958	8,254
Series 2025-62, Class HV, 5.00%, 8/25/2036	6,686	6,790
Series 2025-65, Class V, 5.00%, 8/25/2036	13,414	13,728
Series 2025-66, Class LV, 5.00%, 8/25/2036	10,553	10,730
Series 2025-75, Class AV, 5.50%, 8/25/2036	11,787	12,167
Series 2007-1, Class NF, 4.03%, 2/25/2037 (b)	85	85
Series 2007-22, Class SC, IF, IO, 2.30%, 3/25/2037 (b)	5	—
Series 2007-16, Class FC, 4.53%, 3/25/2037 (b)	10	10
Series 2007-33, Class MS, IF, IO, 2.81%, 4/25/2037 (b)	622	64
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,072	1,115
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,658	1,742
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-5, Class PE, 5.00%, 8/25/2037	52	54
Series 2007-85, Class SH, IF, IO, 2.72%, 9/25/2037 (b)	476	21
Series 2007-117, Class FM, 4.48%, 1/25/2038 (b)	91	91
Series 2007-117, Class MF, 4.48%, 1/25/2038 (b)	170	171
Series 2008-18, Class SE, IF, IO, 2.49%, 3/25/2038 (b)	68	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	357	363
Series 2022-8, Class D, 2.00%, 8/25/2038	7,256	6,936
Series 2008-83, Class CA, 6.00%, 9/25/2038	293	314
Series 2009-29, Class LA, 1.06%, 5/25/2039 (b)	625	577
Series 2013-25, Class DC, 2.50%, 6/25/2039	215	209
Series 2009-59, Class HB, 5.00%, 8/25/2039	735	753
Series 2009-70, Class FA, 4.98%, 9/25/2039 (b)	53	55
Series 2009-73, Class HJ, 6.00%, 9/25/2039	76	81
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,621	1,661
Series 2013-125, Class AB, 4.00%, 11/25/2039	133	133
Series 2009-87, Class B, 4.50%, 11/25/2039	504	510
Series 2009-112, Class SW, IF, IO, 2.47%, 1/25/2040 (b)	1,397	136
Series 2010-35, Class KF, 4.28%, 4/25/2040 (b)	19	19
Series 2010-37, Class CY, 5.00%, 4/25/2040	31	31
Series 2011-61, Class ZA, 5.00%, 4/25/2040	540	554
Series 2010-43, Class HJ, 5.50%, 5/25/2040	104	108
Series 2010-58, Class FA, 4.33%, 6/25/2040 (b)	178	178
Series 2010-58, Class FY, 4.51%, 6/25/2040 (b)	91	91
Series 2010-64, Class DM, 5.00%, 6/25/2040	255	260
Series 2010-109, Class M, 3.00%, 9/25/2040	580	571
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	70	3
Series 2011-74, Class LQ, 4.50%, 11/25/2040	12,954	13,130
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,173	2,147
Series 2011-63, Class LB, 4.00%, 1/25/2041	1,901	1,899
Series 2011-18, Class KY, 4.00%, 3/25/2041	419	419
Series 2011-35, Class PE, 4.00%, 4/25/2041	743	732
Series 2011-53, Class FT, 4.36%, 6/25/2041 (b)	72	72
Series 2011-52, Class GB, 5.00%, 6/25/2041	58	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-53, Class QT, 5.80%, 6/25/2041	4,219	4,442
Series 2011-128, Class KP, 4.50%, 7/25/2041	19	19
Series 2011-59, Class NZ, 5.50%, 7/25/2041	420	438
Series 2011-64, Class DT, 5.80%, 7/25/2041	24,659	25,943
Series 2012-147, Class NE, 1.75%, 8/25/2041	701	681
Series 2012-14, Class PA, 2.00%, 8/25/2041	82	80
Series 2013-72, Class LY, 3.50%, 8/25/2041	130	129
Series 2015-45, Class GA, 2.50%, 9/25/2041	26	26
Series 2013-126, Class CA, 4.00%, 9/25/2041	149	149
Series 2011-123, Class BP, 2.00%, 10/25/2041	1,757	1,668
Series 2012-64, Class PK, 4.50%, 12/25/2041	641	643
Series 2012-113, Class DC, 2.25%, 1/25/2042	61	59
Series 2012-27, Class PL, 2.00%, 2/25/2042	69	67
Series 2012-139, Class NY, 5.00%, 2/25/2042	875	900
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,414	2,253
Series 2012-100, Class TL, 4.00%, 4/25/2042	155	155
Series 2013-9, Class CB, 5.50%, 4/25/2042	8,192	8,521
Series 2013-73, Class PG, 2.50%, 6/25/2042	469	454
Series 2012-128, Class VF, 4.03%, 6/25/2042 (b)	229	228
Series 2013-93, Class PJ, 3.00%, 7/25/2042	377	369
Series 2013-96, Class FY, 4.13%, 7/25/2042 (b)	130	129
Series 2013-34, Class PC, 2.50%, 8/25/2042	294	285
Series 2014-18, Class DE, 4.00%, 8/25/2042	439	438
Series 2012-94, Class K, 2.00%, 9/25/2042	702	629
Series 2013-60, Class PD, 2.00%, 10/25/2042	351	335
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,398	1,314
Series 2013-81, Class NC, 3.00%, 10/25/2042	83	82
Series 2013-6, Class HD, 1.50%, 12/25/2042	250	227
Series 2013-35, Class LP, 3.00%, 1/25/2043	5,122	5,015
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,155	1,109
Series 2013-10, Class PA, 1.50%, 2/25/2043	716	635
Series 2013-10, Class UB, 2.00%, 2/25/2043	829	728
Series 2013-58, Class FP, 4.03%, 2/25/2043 (b)	385	383
Series 2013-18, Class BZ, 3.00%, 3/25/2043	4,612	4,516
Series 2013-100, Class PL, 4.50%, 3/25/2043	420	425
Series 2013-66, Class LB, 1.50%, 4/25/2043	21	21
Series 2013-26, Class ZV, 3.50%, 4/25/2043	9,913	9,572
Series 2013-33, Class UZ, 3.50%, 4/25/2043	6,829	6,581
Series 2013-64, Class PF, 4.03%, 4/25/2043 (b)	331	329
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,532	1,432
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	221

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,121
Series 2014-32, Class DK, 3.00%, 8/25/2043	263	257
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	586
Series 2015-34, Class UP, 3.00%, 11/25/2043	423	416
Series 2020-45, Class CB, 2.00%, 2/25/2044	2,829	2,713
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,729	1,729
Series 2016-80, Class KV, 3.00%, 6/25/2044	1,643	1,627
Series 2014-56, Class Z, 3.50%, 9/25/2044	4,548	4,369
Series 2016-100, Class P, 3.50%, 11/25/2044	42	42
Series 2015-28, Class JE, 3.00%, 5/25/2045	17,581	17,198
Series 2015-33, Class DT, 2.50%, 6/25/2045	297	286
Series 2015-51, Class KC, 3.00%, 6/25/2045	153	149
Series 2023-12, Class GB, 6.00%, 6/25/2045	16,578	16,913
Series 2023-42, Class B, 6.00%, 7/25/2045	12,064	12,309
Series 2017-18, Class DA, 3.00%, 8/25/2045	374	370
Series 2016-84, Class LA, 3.00%, 12/25/2045	601	582
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,173	1,133
Series 2024-20, Class HD, 5.50%, 3/25/2046	5,138	5,195
Series 2016-16, Class AL, 3.00%, 4/25/2046	7,169	6,769
Series 2017-15, Class PE, 3.50%, 4/25/2046	797	783
Series 2016-26, Class CG, 3.00%, 5/25/2046	21,672	21,116
Series 2024-51, Class HL, 5.00%, 6/25/2046	2,474	2,497
Series 2017-68, Class HQ, 3.00%, 7/25/2046	864	828
Series 2016-80, Class JP, 3.00%, 11/25/2046	516	474
Series 2017-27, Class E, 3.00%, 11/25/2046	1,849	1,753
Series 2017-85, Class HA, 3.00%, 12/25/2046	907	874
Series 2017-11, Class PH, 2.50%, 3/25/2047	155	135
Series 2018-8, Class KL, 2.50%, 3/25/2047	7,450	6,949
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,387	1,345
Series 2017-9, Class B, 3.00%, 3/25/2047	1,518	1,474
Series 2017-10, Class FA, 4.18%, 3/25/2047 (b)	134	133
Series 2017-84, Class JA, 2.75%, 9/25/2047	457	416
Series 2017-96, Class MA, 3.00%, 12/25/2047	365	331
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,535	2,322
Series 2018-37, Class BC, 3.50%, 12/25/2047	211	203
Series 2024-41, Class GA, 5.50%, 2/25/2048	3,297	3,334
Series 2018-13, Class PA, 3.00%, 3/25/2048	6,294	5,781
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,560	6,068
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,444	1,348
Series 2019-17, Class KA, 3.50%, 4/25/2048	143	141
Series 2019-65, Class PA, 2.50%, 5/25/2048	117	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-11, Class EA, 3.00%, 5/25/2048	477	460
Series 2019-20, Class PB, 2.75%, 7/25/2048	209	194
Series 2018-87, Class BA, 4.00%, 7/25/2048	87	85
Series 2020-94, PO, 9/25/2048	333	278
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,454	5,052
Series 2019-51, Class DW, 3.50%, 11/25/2048	305	301
Series 2023-61, Class G, 5.50%, 1/25/2049	14,305	14,407
Series 2020-49, Class GA, 1.50%, 2/25/2049	1,959	1,674
Series 2019-3, Class AB, 3.20%, 2/25/2049	7,732	7,560
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,278	2,275
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,055	2,086
Series 2019-18, Class BA, 3.50%, 5/25/2049	5,871	5,757
Series 2019-70, Class JA, 2.50%, 9/25/2049	87	78
Series 2019-72, Class KA, 2.50%, 9/25/2049	145	129
Series 2020-15, Class EA, 2.00%, 10/25/2049	528	459
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	796
Series 2019-81, Class LA, 2.50%, 12/25/2049	283	255
Series 2020-7, Class DZ, 3.00%, 2/25/2050	615	532
Series 2020-15, Class EM, 3.00%, 3/25/2050	483	423
Series 2025-2, Class BA, 6.00%, 3/25/2050	10,950	11,077
Series 2025-29, Class A, 5.50%, 6/25/2050	7,067	7,154
Series 2024-81, Class BA, 5.00%, 7/25/2050	7,032	7,029
Series 2025-57, Class B, 5.50%, 9/25/2050	6,557	6,638
Series 2024-60, Class H, 5.00%, 11/25/2050	7,407	7,413
Series 2025-19, Class CA, 5.00%, 2/25/2051	17,913	17,971
Series 2025-5, Class HA, 5.25%, 2/25/2051	4,021	4,042
Series 2025-41, Class JA, 5.00%, 3/25/2051	7,273	7,301
Series 2024-65, Class DB, 5.00%, 5/25/2051	8,498	8,494
Series 2024-101, Class DA, 5.50%, 5/25/2051	7,886	7,995
Series 2024-50, Class DA, 5.50%, 5/25/2051	2,481	2,496
Series 2025-44, Class A, 5.00%, 12/25/2051	3,762	3,786
Series 2025-66, Class LA, 5.00%, 12/25/2051	13,589	13,641
Series 2025-42, Class EA, 5.00%, 1/25/2052	10,754	10,785
Series 2025-42, Class NA, 5.50%, 4/25/2052	13,970	14,162
Series 2025-29, Class KJ, 5.25%, 5/25/2052	8,845	8,933
Series 2025-44, Class EA, 5.00%, 6/25/2052	5,481	5,520
Series 2022-43, Class P, 4.00%, 7/25/2052	6,904	6,847
Series 2025-59, Class NA, 5.00%, 8/25/2052	10,116	10,138
Series 2024-96, Class EA, 5.50%, 3/25/2053	10,791	10,995
Series 2024-58, Class BA, 5.00%, 9/25/2053	13,116	13,384
Series 2019-33, Class MA, 3.50%, 7/25/2055	274	272
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-70, Class HA, 3.50%, 10/25/2056	366	362
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.18%, 6/25/2037 (b)	84	83
Series 2007-106, Class A7, 6.06%, 10/25/2037 (b)	86	88
Series 2001-50, Class BA, 7.00%, 10/25/2041	30	31
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	13	13
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	67	7
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	58	6
Series 334, Class 9, IO, 6.00%, 3/25/2033	152	16
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	40	5
Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	42	6
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	22	4
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	15	2
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	97	16
Series 394, Class C3, IO, 6.50%, 9/25/2038	167	26
Series 411, Class A3, 3.00%, 8/25/2042	837	795
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.04%, 11/25/2046 (b)	583	578
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	2	2
Series 2011-155, Class A, 3.00%, 11/20/2026	2	2
Series 2013-75, Class AC, 1.50%, 5/20/2028	180	177
Series 2003-50, Class F, 4.07%, 5/16/2033 (b)	16	16
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	5	—
Series 2003-102, Class PE, 6.00%, 11/20/2033	544	543
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,468	3,553
Series 2024-26, Class NV, 6.00%, 12/20/2034	9,463	9,679
Series 2025-22, Class HV, 5.00%, 2/20/2036	5,913	6,063
Series 2006-26, Class S, IF, IO, 2.72%, 6/20/2036 (b)	2,209	15
Series 2025-149, Class BV, 5.00%, 9/20/2036	4,994	5,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-16, Class KU, IF, IO, 2.87%, 4/20/2037 (b)	1,202	25
Series 2009-106, Class XL, IF, IO, 2.97%, 6/20/2037 (b)	1,051	39
Series 2008-75, Class SP, IF, IO, 3.69%, 8/20/2038 (b)	470	17
Series 2009-14, Class SA, IF, IO, 2.30%, 3/20/2039 (b)	1,414	40
Series 2009-14, Class KS, IF, IO, 2.52%, 3/20/2039 (b)	586	19
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	175	9
Series 2009-75, Class NB, 4.50%, 6/20/2039	17	17
Series 2010-59, Class HZ, 4.50%, 5/16/2040	926	940
Series 2010-98, Class ME, 4.50%, 8/20/2040	7,665	7,794
Series 2025-2, Class EA, 4.50%, 9/20/2040	16,356	16,446
Series 2013-71, Class NA, 2.50%, 8/20/2041	21	21
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,711	1,818
Series 2013-42, Class ND, 1.75%, 11/20/2042	56	54
Series 2013-28, Class DE, 1.75%, 12/20/2042	156	143
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,411	2,312
Series 2014-12, Class ZA, 3.00%, 1/20/2044	11,863	11,156
Series 2014-41, Class AL, 2.25%, 3/16/2044	3,340	3,176
Series 2018-29, Class LC, 3.00%, 4/20/2044	27	27
Series 2014-137, Class DT, 2.25%, 9/16/2044	6,195	5,875
Series 2016-25, Class QH, 3.00%, 12/16/2044	781	762
Series 2015-80, Class CP, 4.50%, 6/20/2045	185	184
Series 2015-80, Class CQ, 5.00%, 6/20/2045	133	134
Series 2018-36, Class AM, 3.00%, 7/20/2045	253	248
Series 2016-79, Class LA, 3.00%, 9/20/2045	92	91
Series 2016-90, Class MA, 3.00%, 10/20/2045	56	56
Series 2024-84, Class BA, 5.75%, 11/20/2045	12,879	12,940
Series 2023-107, Class PA, 5.50%, 1/20/2046	5,271	5,369
Series 2020-125, Class AG, 2.50%, 2/20/2046	723	707
Series 2016-91, Class WH, 2.75%, 3/20/2046	810	759
Series 2023-196, Class A, 4.50%, 4/20/2046	7,305	7,304
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,757	2,391
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,132	2,765
Series 2023-164, Class DA, 5.50%, 10/20/2047	5,457	5,475
Series 2018-34, Class TY, 3.50%, 3/20/2048	706	654
Series 2023-43, Class AB, 5.50%, 4/20/2048	6,168	6,259
Series 2024-89, Class AM, 5.50%, 3/20/2049	16,545	16,681
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	223

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-43, Class JA, 5.50%, 5/20/2049	14,951	15,122
Series 2019-74, Class AT, 3.00%, 6/20/2049	364	344
Series 2023-58, Class BA, 5.00%, 6/20/2049	2,566	2,576
Series 2019-145, Class PA, 3.50%, 8/20/2049	131	128
Series 2023-183, Class A, 4.50%, 11/20/2049	4,970	4,975
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,430	2,318
Series 2020-74, Class DY, 2.00%, 5/20/2050	780	664
Series 2020-83, Class KP, 3.00%, 6/20/2050	235	210
Series 2025-22, Class HE, 5.00%, 7/20/2050	12,155	12,201
Series 2023-147, Class AC, 6.00%, 7/20/2050	5,000	5,153
Series 2025-127, Class AB, 5.00%, 1/20/2051	8,396	8,476
Series 2025-113, Class KA, 5.50%, 8/20/2051	23,708	24,090
Series 2024-24, Class AD, 5.00%, 3/20/2052	9,994	10,081
Series 2025-113, Class HA, 5.50%, 3/20/2052	7,884	8,029
Series 2024-101, Class ED, 5.00%, 4/20/2052	12,986	13,049
Series 2024-8, Class WA, 5.00%, 7/20/2052	3,653	3,663
Series 2025-22, Class A, 5.00%, 9/20/2052	6,167	6,192
Series 2025-113, Class NA, 5.00%, 4/20/2053	14,817	14,893
Series 2023-80, Class AC, 6.00%, 6/20/2053	3,858	3,946
Series 2025-89, Class EC, 5.00%, 11/20/2053	1,643	1,661
Series 2024-46, Class KB, 5.00%, 12/20/2053	1,780	1,813
Series 2024-79, Class PT, 6.00%, 5/20/2054	6,556	6,725
Series 2024-144, Class DB, 6.50%, 9/20/2054	4,793	4,941
Series 2024-203, Class HA, 6.50%, 10/20/2054	3,411	3,527
Series 2025-22, Class LG, 5.00%, 1/20/2055	27,565	27,966
Series 2025-63, Class PA, 5.00%, 3/20/2055	8,943	9,093
Series 2024-19, Class E, 5.00%, 9/20/2057	14,370	14,374
Series 2023-115, Class E, 5.50%, 11/20/2057	9,840	9,916
Series 2010-H26, Class LF, 4.15%, 8/20/2058 (b)	5	5
Series 2024-19, Class EB, 5.50%, 6/20/2059	4,769	4,833
Series 2010-H03, Class FA, 4.34%, 3/20/2060 (b)	392	393
Series 2011-H07, Class FA, 4.30%, 2/20/2061 (b)	324	324
Series 2011-H08, Class FA, 4.40%, 2/20/2061 (b)	216	216
Series 2011-H11, Class FA, 4.30%, 3/20/2061 (b)	65	65
Series 2011-H11, Class FB, 4.30%, 4/20/2061 (b)	44	44
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-H21, Class FA, 4.40%, 10/20/2061 (b)	26	26
Series 2013-H05, Class FB, 4.19%, 2/20/2062 (b)	59	58
Series 2012-H14, Class FK, 4.38%, 7/20/2062 (b)	31	32
Series 2012-H18, Class NA, 4.32%, 8/20/2062 (b)	28	28
Series 2012-H20, Class BA, 4.36%, 9/20/2062 (b)	49	49
Series 2012-H29, Class FA, 4.31%, 10/20/2062 (b)	10	10
Series 2012-H23, Class WA, 4.32%, 10/20/2062 (b)	36	36
Series 2012-H30, Class GA, 4.15%, 12/20/2062 (b)	25	25
Series 2023-112, Class BA, 6.50%, 12/20/2062	3,618	3,779
Series 2013-H08, Class FA, 4.15%, 3/20/2063 (b)	107	107
Series 2013-H11, Class FA, 4.25%, 4/20/2063 (b)	39	39
Series 2013-H14, Class FG, 4.27%, 5/20/2063 (b)	108	108
Series 2013-H15, Class FA, 4.34%, 6/20/2063 (b)	95	95
Series 2013-H19, Class FC, 4.40%, 8/20/2063 (b)	121	121
Series 2014-H05, Class FB, 4.40%, 12/20/2063 (b)	25	25
Series 2014-H02, Class FB, 4.45%, 12/20/2063 (b)	84	85
Series 2024-64, Class ED, 5.50%, 4/20/2064	4,561	4,648
Series 2014-H14, Class GF, 4.27%, 7/20/2064 (b)	22	22
Series 2014-H16, Class FL, 4.42%, 7/20/2064 (b)	166	166
Series 2014-H21, Class FA, 4.45%, 10/20/2064 (b)	68	68
Series 2015-H04, Class FL, 4.42%, 2/20/2065 (b)	30	30
Series 2015-H06, Class FB, 4.45%, 2/20/2065 (b)	3,224	3,229
Series 2015-H13, Class FG, 4.20%, 4/20/2065 (b)	52	51
Series 2015-H10, Class FH, 4.40%, 4/20/2065 (b)	282	282
Series 2015-H09, Class FA, 4.42%, 4/20/2065 (b)	95	95
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H10, Class FK, 4.42%, 4/20/2065 (b)	2,970	2,973
Series 2015-H14, Class FB, 4.23%, 5/20/2065 (b)	18	18
Series 2015-H12, Class FB, 4.40%, 5/20/2065 (b)	2,048	2,050
Series 2015-H12, Class FD, 4.40%, 5/20/2065 (b)	389	389
Series 2015-H14, Class FA, 4.37%, 6/20/2065 (b)	893	893
Series 2015-H16, Class FM, 4.40%, 7/20/2065 (b)	721	721
Series 2015-H24, Class FA, 4.45%, 9/20/2065 (b)	1,450	1,452
Series 2015-H27, Class FA, 4.55%, 9/20/2065 (b)	304	305
Series 2015-H25, Class FD, 4.45%, 10/20/2065 (b)	1,536	1,538
Series 2015-H29, Class FA, 4.50%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 4.48%, 11/20/2065 (b)	834	836
Series 2016-H01, Class FA, 4.70%, 1/20/2066 (b)	933	938
Series 2016-H06, Class FC, 4.72%, 2/20/2066 (b)	547	549
Series 2016-H06, Class FA, 4.75%, 2/20/2066 (b)	612	616
Series 2016-H09, Class FN, 4.65%, 3/20/2066 (b)	688	691
Series 2016-H14, Class FA, 4.60%, 6/20/2066 (b)	303	304
Series 2016-H22, Class FA, 4.57%, 10/20/2066 (b)	1,261	1,265
Series 2016-H24, Class AF, 4.65%, 11/20/2066 (b)	712	715
Series 2017-H07, Class FG, 4.26%, 2/20/2067 (b)	76	76
Series 2017-H14, Class FD, 4.27%, 6/20/2067 (b)	135	135
Series 2017-H16, Class CF, 4.27%, 7/20/2067 (b)	2,445	2,445
Series 2017-H15, Class FN, 4.30%, 7/20/2067 (b)	54	54
Series 2017-H19, Class FA, 4.25%, 8/20/2067 (b)	152	152
Series 2018-H04, Class FG, 4.08%, 2/20/2068 (b)	85	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-H07, Class FE, 4.15%, 2/20/2068 (b)	13	12
Series 2019-H01, Class FT, 4.20%, 10/20/2068 (b)	111	111
Series 2019-H05, Class FT, 3.91%, 4/20/2069 (b)	400	400
Series 2019-H10, Class FC, 4.45%, 6/20/2069 (b)	14,387	14,430
Series 2019-H14, Class FH, 4.50%, 8/20/2069 (b)	10,229	10,233
Series 2020-H13, Class FK, 4.30%, 7/20/2070 (b)	1,905	1,902
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (c)	13,890	13,950
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	92	90
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (b)	219	224
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (c)	2,791	2,793
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (c)	13,067	13,092
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	6,579	6,632
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	3,500	3,533
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	12,842	12,924
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (a) (c)	26,326	26,436
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (c)	12,170	12,242
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	692	621
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (c)	12,035	12,065
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	15,750	15,937
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.31%, 12/25/2035 (b)	1,166	282
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	225

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	6,248	6,249
OBX Trust Series 2020-EXP3, Class 2A1, 4.69%, 1/25/2060 (a) (b)	275	275
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (b)	5,380	5,277
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	3,080	3,096
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	13,600	13,688
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 4/25/2040 (a) (c)	8,339	8,361
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (b)	79	79
Total Collateralized Mortgage Obligations (Cost $2,245,167)		2,236,168
U.S. Treasury Obligations — 17.5%
U.S. Treasury Notes
4.25%, 3/15/2027	152,780	153,921
4.50%, 4/15/2027	31,005	31,342
2.75%, 4/30/2027	17,000	16,856
4.50%, 5/15/2027	67,785	68,582
3.75%, 6/30/2027	15,366	15,423
4.38%, 7/15/2027	55,460	56,140
0.38%, 7/31/2027	19,020	18,220
3.88%, 7/31/2027	7,955	8,001
3.38%, 9/15/2027	159,665	159,515
0.50%, 10/31/2027	99,000	94,367
3.50%, 10/31/2027	186,120	186,331
4.13%, 10/31/2027	3,085	3,119
4.13%, 11/15/2027	24,320	24,601
4.00%, 12/15/2027	26,305	26,573
4.25%, 1/15/2028	4,540	4,609
3.50%, 1/31/2028	256,525	257,016
1.25%, 3/31/2028	9,435	9,034
3.88%, 7/15/2028	377,600	381,745
3.38%, 9/15/2028	210,090	210,016
3.50%, 11/15/2028	355,109	356,122
3.50%, 12/15/2028	55,105	55,269
3.88%, 6/30/2030	28,545	28,990
Total U.S. Treasury Obligations (Cost $2,152,073)		2,165,792
Mortgage-Backed Securities — 6.7%
FHLMC
Pool # 1L1380, ARM, 6.49%, 3/1/2035 (b)	368	382
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1B2844, ARM, 6.55%, 3/1/2035 (b)	24	24
Pool # 1L1379, ARM, 7.00%, 10/1/2035 (b)	300	313
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (b)	109	113
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (b)	21	22
Pool # 1J1313, ARM, 6.23%, 6/1/2036 (b)	27	28
Pool # 1G1028, ARM, 6.41%, 7/1/2036 (b)	10	10
Pool # 1N0273, ARM, 6.04%, 8/1/2036 (b)	38	38
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (b)	19	20
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (b)	87	89
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (b)	86	88
Pool # 1N0346, ARM, 5.82%, 12/1/2036 (b)	85	87
Pool # 1J1467, ARM, 6.22%, 12/1/2036 (b)	74	77
Pool # 1J1541, ARM, 6.06%, 1/1/2037 (b)	244	251
Pool # 1J1516, ARM, 6.27%, 2/1/2037 (b)	14	15
Pool # 1N1458, ARM, 6.19%, 3/1/2037 (b)	73	75
Pool # 1J1635, ARM, 6.37%, 3/1/2037 (b)	102	106
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (b)	38	40
Pool # 1Q0339, ARM, 6.62%, 4/1/2037 (b)	7	7
Pool # 1Q0697, ARM, 5.96%, 5/1/2037 (b)	389	400
Pool # 1J1681, ARM, 6.73%, 6/1/2037 (b)	311	322
Pool # 1J1685, ARM, 6.73%, 6/1/2037 (b)	127	131
Pool # 847871, ARM, 5.71%, 8/1/2037 (b)	90	91
Pool # 1J2834, ARM, 6.64%, 8/1/2037 (b)	12	13
Pool # 1Q0476, ARM, 6.55%, 10/1/2037 (b)	60	62
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (b)	43	44
Pool # 1Q0894, ARM, 7.05%, 1/1/2038 (b)	106	109
Pool # 1Q0722, ARM, 6.68%, 4/1/2038 (b)	94	97
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	—	—
Pool # G14643, 4.00%, 8/1/2026	2	2
Pool # G14973, 4.00%, 12/1/2028	16	16
Pool # J30812, 3.00%, 2/1/2030	2,993	2,956
Pool # J31731, 3.00%, 5/1/2030	110	109
Pool # G16018, 3.00%, 12/1/2031	1,882	1,852
Pool # G18643, 2.50%, 5/1/2032	6,172	5,994
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	30	30
Pool # C91261, 4.50%, 8/1/2029	33	33
Pool # C91349, 4.50%, 12/1/2030	44	45
Pool # G30565, 4.50%, 10/1/2031	99	100
Pool # G30701, 5.00%, 11/1/2031	33	34
Pool # C91388, 3.50%, 2/1/2032	1,049	1,040
Pool # C91447, 3.50%, 5/1/2032	82	81
Pool # C91449, 4.00%, 5/1/2032	339	339
Pool # C91581, 3.00%, 11/1/2032	445	436
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # K90311, 3.00%, 4/1/2033	902	881
Pool # G30669, 4.50%, 12/1/2033	595	604
Pool # C91761, 4.00%, 5/1/2034	482	482
Pool # K92617, 3.00%, 4/1/2035	2,699	2,601
Pool # C91862, 3.50%, 1/1/2036	1,839	1,811
Pool # C91880, 3.50%, 6/1/2036	985	969
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	39	40
Pool # G01665, 5.50%, 3/1/2034	866	894
Pool # G05046, 5.00%, 11/1/2036	54	55
Pool # G03073, 5.50%, 7/1/2037	475	496
Pool # G04772, 7.00%, 8/1/2038	52	57
Pool # G05091, 4.50%, 9/1/2038	426	432
Pool # G05798, 5.50%, 1/1/2040	117	122
Pool # G08729, 4.50%, 9/1/2046	302	305
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	641	633
Pool # U79013, 2.50%, 4/1/2028	121	120
Pool # U79014, 2.50%, 5/1/2028	153	152
Pool # T40143, 2.50%, 7/1/2028	143	141
Pool # U79019, 3.00%, 7/1/2028	27	27
Pool # U79026, 2.50%, 9/1/2028	36	36
Pool # U49013, 3.00%, 9/1/2028	261	259
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # U59041, 3.00%, 12/1/2033	355	344
Pool # ZT1051, 3.50%, 12/1/2033	1,229	1,215
Pool # G20028, 7.50%, 12/1/2036	469	482
Pool # RE6019, 3.00%, 12/1/2049	452	406
Pool # RE6030, 3.50%, 2/1/2050	346	323
Pool # RE6028, 3.00%, 4/1/2050	275	247
Pool # RE6048, 2.50%, 5/1/2050	1,162	990
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	8,689	8,372
Pool # RD5059, 1.50%, 6/1/2031	9,583	9,133
Pool # RD5121, 4.50%, 9/1/2032	1,571	1,588
Pool # RD5122, 4.00%, 10/1/2032	1,692	1,699
Pool # RD5146, 4.50%, 5/1/2033	1,719	1,737
Pool # RD5150, 5.00%, 5/1/2033	3,076	3,140
Pool # RD5157, 4.50%, 7/1/2033	1,311	1,324
Pool # RD5240, 5.00%, 4/1/2035	4,325	4,404
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	6,037	5,970
Pool # ZK7588, 3.00%, 2/1/2029	3,189	3,159
Pool # ZS7344, 3.00%, 1/1/2031	6,392	6,286
Pool # SB1025, 2.50%, 2/1/2031	6,538	6,380
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # ZS8602, 3.00%, 3/1/2031	2,071	2,036
Pool # ZK8739, 3.00%, 5/1/2032	5,452	5,347
Pool # SB0722, 3.00%, 4/1/2033	2,782	2,741
Pool # ZS8076, 4.00%, 7/1/2033	897	900
Pool # ZS8124, 4.00%, 8/1/2033	1,395	1,402
Pool # SB1084, 3.00%, 3/1/2035	7,944	7,816
Pool # SB8100, 1.00%, 3/1/2036	2,813	2,495
Pool # SB0754, 2.00%, 3/1/2036	696	651
Pool # SB1182, 6.00%, 2/1/2038	17,103	17,687
Pool # SB1098, 6.00%, 2/1/2039	5,591	5,788
Pool # SB1376, 6.00%, 12/1/2039	10,601	10,976
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	6,862	6,793
Pool # ZT2375, 4.00%, 3/1/2032	5,357	5,361
Pool # ZS9162, 3.00%, 9/1/2033	3,098	3,026
Pool # ZT1674, 5.00%, 2/1/2035	1,379	1,398
Pool # SC0379, 4.50%, 4/1/2035	2,316	2,335
Pool # ZA2393, 3.00%, 10/1/2035	12,413	11,999
Pool # ZT1808, 3.50%, 5/1/2037	5,645	5,569
Pool # ZA5795, 4.00%, 11/1/2038	7,277	7,241
Pool # SC0353, 6.00%, 4/1/2043	22,365	23,029
Pool # SC0530, 6.00%, 8/1/2044	14,556	15,010
Pool # SC0594, 6.00%, 11/1/2044	10,296	10,614
Pool # SC0764, 5.50%, 8/1/2045	9,986	10,225
FHLMC UMBS, 30 Year
Pool # SD5976, 5.00%, 7/1/2044	11,337	11,728
Pool # SD1278, 5.00%, 9/1/2049	5,723	5,918
Pool # SD4986, 5.50%, 11/1/2052	4,385	4,496
FNMA
Pool # 409902, ARM, 6.37%, 6/1/2027 (b)	1	1
Pool # 52597, ARM, 4.23%, 7/1/2027 (b)	—	—
Pool # 810896, ARM, 5.87%, 1/1/2035 (b)	11	11
Pool # 865095, ARM, 7.18%, 10/1/2035 (b)	148	154
Pool # AD0295, ARM, 6.66%, 3/1/2036 (b)	195	203
Pool # 894571, ARM, 6.68%, 3/1/2036 (b)	326	341
Pool # 877009, ARM, 7.07%, 3/1/2036 (b)	136	141
Pool # 895687, ARM, 6.06%, 5/1/2036 (b)	29	29
Pool # 882099, ARM, 6.65%, 7/1/2036 (b)	56	58
Pool # 884722, ARM, 6.12%, 8/1/2036 (b)	24	25
Pool # 886558, ARM, 6.34%, 8/1/2036 (b)	80	82
Pool # 745858, ARM, 6.54%, 8/1/2036 (b)	6	6
Pool # 887714, ARM, 6.67%, 8/1/2036 (b)	33	34
Pool # 870920, ARM, 5.97%, 12/1/2036 (b)	10	10
Pool # AD0296, ARM, 6.00%, 12/1/2036 (b)	146	150
Pool # 905196, ARM, 6.41%, 12/1/2036 (b)	12	12
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	227

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 920954, ARM, 5.66%, 1/1/2037 (b)	233	239
Pool # 888143, ARM, 5.90%, 1/1/2037 (b)	24	25
Pool # 913984, ARM, 5.56%, 2/1/2037 (b)	90	92
Pool # 910178, ARM, 6.00%, 3/1/2037 (b)	271	280
Pool # 936588, ARM, 5.64%, 4/1/2037 (b)	50	51
Pool # 888750, ARM, 6.41%, 4/1/2037 (b)	20	20
Pool # 948208, ARM, 5.59%, 7/1/2037 (b)	102	103
Pool # 944105, ARM, 6.27%, 7/1/2037 (b)	1	1
Pool # 950385, ARM, 4.98%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.15%, 8/1/2037 (b)	389	396
Pool # AD0081, ARM, 5.98%, 11/1/2037 (b)	32	32
Pool # 952182, ARM, 6.20%, 11/1/2037 (b)	49	50
Pool # 995108, ARM, 6.25%, 11/1/2037 (b)	98	101
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	198	192
Pool # MA4332, 2.00%, 5/1/2031	8,295	8,003
Pool # MA4367, 1.50%, 6/1/2031	11,457	10,920
Pool # BP3513, 2.00%, 6/1/2031	656	632
Pool # FS0868, 2.50%, 3/1/2032	1,726	1,667
Pool # MA4637, 3.00%, 6/1/2032	449	438
Pool # FS5461, 3.50%, 12/1/2032	2,234	2,218
Pool # MA5079, 5.00%, 6/1/2033	1,065	1,087
Pool # MA5117, 4.50%, 7/1/2033	868	877
Pool # MA5491, 5.00%, 9/1/2034	1,977	2,021
Pool # MA5654, 5.00%, 2/1/2035	4,003	4,084
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	4	4
Pool # AK0971, 3.00%, 2/1/2027	6	6
Pool # AO0800, 3.00%, 4/1/2027	9	9
Pool # AP7842, 3.00%, 9/1/2027	8	8
Pool # AL3439, 4.00%, 9/1/2027	23	23
Pool # AL4307, 4.00%, 10/1/2028	120	120
Pool # AL6105, 4.00%, 12/1/2029	7	7
Pool # AZ0888, 3.50%, 7/1/2030	1,386	1,379
Pool # AZ8018, 3.00%, 9/1/2030	2,505	2,470
Pool # FM9465, 3.00%, 1/1/2031	1,497	1,481
Pool # AL9065, 3.00%, 9/1/2031	2,965	2,916
Pool # FM3524, 3.00%, 4/1/2032	2,897	2,857
Pool # BM5110, 3.00%, 9/1/2032	7,073	6,966
Pool # BN6225, 3.50%, 3/1/2034	1,826	1,814
Pool # CA4258, 2.50%, 10/1/2034	3,072	2,931
Pool # CA4263, 3.00%, 10/1/2034	2,896	2,827
Pool # FS4292, 3.00%, 2/1/2035	1,762	1,734
Pool # FS0870, 3.00%, 3/1/2035	18,900	18,564
Pool # MA3984, 2.50%, 4/1/2035	2,101	2,011
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS3924, 3.00%, 6/1/2035	11,448	11,262
Pool # FS4504, 3.50%, 9/1/2035	2,628	2,610
Pool # FS5951, 3.50%, 9/1/2035	2,790	2,776
Pool # FS4848, 3.00%, 7/1/2036	2,047	1,998
Pool # FS4430, 3.50%, 1/1/2037	2,349	2,331
Pool # FS6749, 3.50%, 1/1/2037	2,002	1,963
Pool # MA5122, 6.00%, 8/1/2038	6,974	7,218
Pool # FS7413, 6.00%, 10/1/2038	5,343	5,539
Pool # FA1567, 6.00%, 5/1/2040	11,973	12,462
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	14	15
Pool # MA0214, 5.00%, 10/1/2029	225	229
Pool # AD5474, 5.00%, 5/1/2030	80	81
Pool # MA0534, 4.00%, 10/1/2030	38	38
Pool # AL4165, 4.50%, 1/1/2031	215	216
Pool # MA0804, 4.00%, 7/1/2031	48	48
Pool # MA0792, 4.50%, 7/1/2031	414	419
Pool # MA3894, 4.00%, 9/1/2031	61	61
Pool # 890653, 4.50%, 1/1/2032	185	186
Pool # AL5958, 4.00%, 3/1/2032	450	449
Pool # MA1037, 3.00%, 4/1/2032	441	431
Pool # AL1722, 4.50%, 4/1/2032	34	34
Pool # AB5811, 3.00%, 8/1/2032	705	687
Pool # AL7474, 3.50%, 10/1/2032	416	409
Pool # MA1270, 2.50%, 11/1/2032	310	299
Pool # AL3190, 4.00%, 12/1/2032	190	190
Pool # AU5910, 3.50%, 9/1/2033	3,834	3,786
Pool # MA1802, 3.00%, 1/1/2034	401	388
Pool # BM4298, 3.50%, 4/1/2034	6,881	6,797
Pool # AL8051, 4.00%, 5/1/2034	1,734	1,729
Pool # AL5373, 4.50%, 5/1/2034	215	217
Pool # MA1922, 4.00%, 6/1/2034	11,159	11,184
Pool # BM4606, 4.00%, 1/1/2036	7,006	7,008
Pool # MA2587, 3.50%, 4/1/2036	1,313	1,291
Pool # FM2477, 3.00%, 5/1/2036	1,645	1,606
Pool # MA2610, 3.00%, 5/1/2036	11,318	10,920
Pool # AS7789, 3.00%, 8/1/2036	2,314	2,231
Pool # FM6297, 3.50%, 12/1/2036	1,771	1,744
Pool # FS0448, 3.00%, 1/1/2037	4,201	4,106
Pool # BM1370, 3.00%, 4/1/2037	1,111	1,068
Pool # BJ2544, 3.00%, 12/1/2037	833	797
Pool # FM2922, 3.00%, 2/1/2038	1,185	1,159
Pool # FM8386, 3.00%, 6/1/2038	1,708	1,661
Pool # FS4583, 4.00%, 6/1/2038	1,228	1,226
Pool # FS1689, 4.50%, 4/1/2039	908	920
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4048, 4.50%, 4/1/2039	7,285	7,376
Pool # FS4490, 4.00%, 7/1/2039	7,311	7,281
Pool # MA5205, 6.00%, 11/1/2043	19,906	20,485
Pool # FS9723, 6.00%, 9/1/2044	18,202	18,744
Pool # FA0954, 6.00%, 1/1/2045	2,326	2,402
FNMA UMBS, 30 Year
Pool # 555889, 8.00%, 12/1/2030	2	2
Pool # 254548, 5.50%, 12/1/2032	408	424
Pool # 555458, 5.50%, 5/1/2033	816	837
Pool # AB0054, 4.50%, 12/1/2034	1,045	1,055
Pool # 735503, 6.00%, 4/1/2035	634	665
Pool # 745275, 5.00%, 2/1/2036	1,160	1,193
Pool # 889118, 5.50%, 4/1/2036	1,195	1,229
Pool # 889209, 5.00%, 5/1/2036	60	61
Pool # 745948, 6.50%, 10/1/2036	104	110
Pool # 889494, 5.50%, 1/1/2037	88	92
Pool # AD0249, 5.50%, 4/1/2037	816	841
Pool # 995024, 5.50%, 8/1/2037	135	141
Pool # FS4003, 5.50%, 8/1/2037	4,603	4,721
Pool # 950302, 7.00%, 8/1/2037	207	219
Pool # 888890, 6.50%, 10/1/2037	293	312
Pool # 929005, 6.00%, 1/1/2038	218	230
Pool # 995049, 5.50%, 2/1/2038	2,704	2,852
Pool # 890268, 6.50%, 10/1/2038	516	549
Pool # 995149, 6.50%, 10/1/2038	327	348
Pool # AL7521, 5.00%, 6/1/2039	161	164
Pool # AC3237, 5.00%, 10/1/2039	89	92
Pool # AB2025, 5.00%, 1/1/2040	202	203
Pool # AD6431, 4.50%, 6/1/2040	91	93
Pool # AK6740, 4.00%, 3/1/2042	1,051	1,052
Pool # AO7185, 4.00%, 9/1/2042	570	566
Pool # AL7590, 3.50%, 10/1/2045	493	476
Pool # FS5552, 5.00%, 12/1/2047	4,322	4,415
Pool # FS8687, 5.50%, 8/1/2048	3,935	4,119
Pool # FS6870, 5.50%, 11/1/2052	3,081	3,218
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	21	21
FNMA, Other
Pool # AN1613, 2.55%, 7/1/2026	8,782	8,722
Pool # BL4482, 2.19%, 11/1/2026	9,757	9,635
Pool # AM8146, 2.78%, 2/1/2027	6,925	6,862
Pool # AN5041, 3.08%, 3/1/2027	4,919	4,886
Pool # AN6585, 2.84%, 9/1/2027	6,328	6,246
Pool # AN6586, 2.84%, 9/1/2027	5,790	5,715
Pool # AN7169, 2.83%, 10/1/2027	5,182	5,118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL9763, 1.24%, 12/1/2027	2,500	2,395
Pool # AB7351, 2.50%, 12/1/2027	124	122
Pool # AQ8837, 2.50%, 12/1/2027	72	71
Pool # AQ9357, 2.50%, 1/1/2028	41	41
Pool # AN8048, 3.08%, 1/1/2028	3,156	3,132
Pool # AQ9760, 2.50%, 2/1/2028	199	196
Pool # MA1360, 2.50%, 2/1/2028	271	267
Pool # BS1625, 1.35%, 4/1/2028	4,854	4,630
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,356
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,847
Pool # MA1557, 3.00%, 8/1/2028	49	49
Pool # AN9814, 3.63%, 8/1/2028	3,441	3,435
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,918
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,468
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,514
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,517
Pool # BS9454, 5.34%, 9/1/2028	4,493	4,659
Pool # BZ0016, 5.55%, 12/1/2028	4,993	5,219
Pool # BZ0809, 4.89%, 4/1/2029	1,245	1,283
Pool # BZ0931, 4.71%, 5/1/2029	8,867	9,097
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,054
Pool # BM7222, 3.50%, 10/1/2029	1,620	1,611
Pool # BZ3364, 4.77%, 3/1/2030	10,000	10,362
Pool # BZ3685, 4.28%, 4/1/2030	11,688	11,910
Pool # BZ3496, 4.48%, 4/1/2030	25,386	25,966
Pool # BZ4177, 5.02%, 6/1/2030	2,950	3,084
Pool # BZ4799, 4.54%, 9/1/2030	3,830	3,935
Pool # BM7221, 3.00%, 2/1/2031	2,524	2,501
Pool # BK4847, 2.50%, 4/1/2033	160	155
Pool # BM6947, 3.50%, 7/1/2033	2,043	2,024
Pool # AL6151, 3.50%, 8/1/2034	6,845	6,722
Pool # BM6595, 4.00%, 6/1/2037	1,423	1,421
Pool # BF0077, 4.50%, 3/1/2039	7,007	7,106
Pool # BF0194, 4.50%, 7/1/2040	1,681	1,705
Pool # BF0238, 4.50%, 8/1/2041	9,371	9,577
Pool # MA0896, 4.00%, 11/1/2041	243	240
Pool # MA1188, 3.00%, 9/1/2042	1,268	1,183
Pool # MA1349, 3.00%, 2/1/2043	1,315	1,226
Pool # MA1371, 3.00%, 3/1/2043	436	406
Pool # MA1433, 3.00%, 5/1/2043	569	530
Pool # MA1510, 4.00%, 7/1/2043	588	585
Pool # AL6167, 3.50%, 1/1/2044	900	866
Pool # BM3994, 3.50%, 1/1/2044	1,160	1,117
Pool # AL6854, 3.00%, 2/1/2044	1,636	1,541
Pool # AL7826, 3.50%, 1/1/2046	1,148	1,119
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	229

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2621, 3.50%, 5/1/2046	279	266
Pool # MA2744, 3.50%, 9/1/2046	684	651
Pool # AL9060, 5.55%, 4/1/2047	3,039	3,195
Pool # BH8493, 3.00%, 11/1/2047	823	748
Pool # MA3197, 3.00%, 11/1/2047	461	419
Pool # BF0362, 5.50%, 1/1/2048	7,111	7,439
Pool # BM5053, 3.00%, 4/1/2048	337	314
Pool # BF0371, 5.00%, 7/1/2048	1,236	1,271
Pool # BF0573, 5.50%, 12/1/2048	9,380	9,580
Pool # BM6073, 3.00%, 7/1/2049	763	711
Pool # MA3913, 3.00%, 1/1/2050	873	786
Pool # CA5133, 3.00%, 2/1/2050	423	381
Pool # CA5979, 3.00%, 5/1/2050	351	316
Pool # MA4029, 3.00%, 5/1/2050	358	319
Pool # MA4057, 2.50%, 6/1/2050	677	577
Pool # CA6065, 3.00%, 6/1/2050	334	298
Pool # MA4058, 3.00%, 6/1/2050	278	248
Pool # CA6385, 3.00%, 7/1/2050	380	339
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	—	—
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	1,932	1,989
Pool # 784278, 5.50%, 1/15/2034	1,557	1,614
Pool # 687926, 6.50%, 9/15/2038	700	746
Pool # 785282, 4.25%, 10/15/2040	6,510	6,505
Pool # 785859, 5.50%, 6/15/2041	17,954	18,718
Pool # AE7700, 3.50%, 8/15/2043	343	330
GNMA II
Pool # 80053, ARM, 5.63%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 5.63%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	2	2
Pool # 5208, 3.00%, 10/20/2026	50	49
Pool # 5277, 3.50%, 1/20/2027	14	14
Pool # MA3495, 2.50%, 3/20/2031	4,504	4,387
Pool # MA3638, 2.50%, 5/20/2031	2,508	2,439
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	351	372
Pool # 4245, 6.00%, 9/20/2038	488	527
Pool # 4247, 7.00%, 9/20/2038	643	681
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA8619, 6.50%, 11/20/2038	2,190	2,327
Pool # MA8918, 5.50%, 12/20/2038	1,322	1,388
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	580	541
Total Mortgage-Backed Securities (Cost $816,678)		824,147
Commercial Mortgage-Backed Securities — 2.0%
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,723	2,638
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (b)	1,532	1,509
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (a) (b)	26,965	27,144
Series 2026-GATE3, Class A, 4.69%, 2/10/2043 (a) (b)	12,500	12,649
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.48%, 8/27/2049 ‡ (a) (b)	18,426	18,040
Series 2025-FRR1, Class BK57, 1.51%, 8/27/2049 ‡ (a) (b)	6,768	6,611
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.42%, 11/25/2045 (a) (b)	7,491	7,491
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	1,854	1,837
Series K068, Class X1, IO, 0.40%, 8/25/2027 (b)	62,433	342
Series K740, Class X1, IO, 0.72%, 9/25/2027 (b)	100,064	900
Series K506, Class A1, 4.65%, 5/25/2028	1,157	1,177
Series K507, Class A2, 4.80%, 9/25/2028 (b)	2,500	2,558
Series K512, Class A2, 5.00%, 11/25/2028	11,059	11,401
Series KG04, Class A1, 0.85%, 6/25/2030	3,088	2,895
Series K114, Class X1, IO, 1.11%, 6/25/2030 (b)	39,280	1,600
FNMA ACES Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (b)	53,593	2,955
FREMF Mortgage Trust
Series 2019-K735, Class B, 4.01%, 5/25/2026 (a) (b)	15,980	15,915
Series 2016-K55, Class B, 4.15%, 4/25/2049 (a) (b)	9,100	9,073
Series 2016-K57, Class B, 3.94%, 8/25/2049 (a) (b)	12,794	12,728
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (b)	5,500	5,466
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (b)	1,000	987
Series 2019-K91, Class B, 4.26%, 4/25/2051 (a) (b)	5,000	4,999
Series 2018-K79, Class B, 4.21%, 7/25/2051 (a) (b)	8,000	7,957
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (b)	13,582	13,610
Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (b)	7,245	7,031
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.15%, 7/15/2048 (b)	9,000	7,346
Series 2015-C31, Class C, 4.65%, 8/15/2048 (b)	2,750	2,146
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	2,818	2,785
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	4,012
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	2,561	2,516
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,160
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (b)	4,655	4,669
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	24,320	24,267
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	16,000	16,559
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.27%, 2/15/2040 (a) (b)	1,715	1,711
Series 2017-C41, Class A2, 2.59%, 11/15/2050	894	880
Total Commercial Mortgage-Backed Securities (Cost $253,262)		251,564
	SHARES (000)
Short-Term Investments — 8.5%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (e) (f) (Cost $333,144)	333,144	333,144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bills
3.54%, 7/2/2026 (g) (h)	15,186	15,002
3.80%, 8/6/2026 (g)	722,355	711,266
Total U.S. Treasury Obligations (Cost $725,733)		726,268
Total Short-Term Investments (Cost $1,058,877)		1,059,412
Total Investments — 99.0% (Cost $12,205,415)		12,284,989
Other Assets in Excess of Liabilities — 1.0%		122,175
NET ASSETS — 100.0%		12,407,164

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	231

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2026.
(g)	The rate shown is the effective yield as of February 28, 2026.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	15,058	06/30/2026	USD	3,150,651	2,469
Short Contracts
U.S. Treasury 10 Year Note	(1,618)	06/18/2026	USD	(184,098)	(800)
U.S. Treasury 10 Year Ultra Note	(789)	06/18/2026	USD	(92,103)	(532)
U.S. Treasury Long Bond	(111)	06/18/2026	USD	(13,147)	(162)
U.S. Treasury Ultra Bond	(1)	06/18/2026	USD	(122)	(2)
U.S. Treasury 5 Year Note	(3,955)	06/30/2026	USD	(435,544)	(1,334)
(2,830)
(361)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	February 28, 2026

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.3%
Aerospace & Defense — 0.1%
ATI, Inc.
5.88%, 12/1/2027	807	807
7.25%, 8/15/2030	235	246
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	464	464
8.75%, 11/15/2030 (a)	300	322
ICITII 6.00%, 1/31/2033 ‡ (a)	295	132
TransDigm, Inc.
6.38%, 3/1/2029 (a)	1,699	1,745
6.63%, 3/1/2032 (a)	423	438
		4,154
Automobile Components — 0.1%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	1,155	1,212
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	1,035	1,046
Clarios Global LP
6.75%, 5/15/2028 (a)	765	783
6.75%, 9/15/2032 (a)	510	529
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a) (b)	645	647
Dana, Inc. 4.50%, 2/15/2032	143	136
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	545	534
5.25%, 7/15/2031	1,655	1,579
Icahn Enterprises LP 5.25%, 5/15/2027	1,500	1,478
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	899
		8,843
Automobiles — 0.4%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,161
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,565
5.30%, 6/24/2029 (a)	3,440	3,561
5.30%, 1/8/2030 (a)	9,850	10,246
		25,533
Banks — 13.0%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,666
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	11,010	11,437
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	15,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
5.59%, 8/8/2028	15,200	15,755
6.61%, 11/7/2028	4,600	4,903
4.55%, 11/6/2030	10,000	10,080
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	11,723
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,941
(SOFR + 1.11%), 4.62%, 5/9/2029 (c)	16,635	16,871
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	10,095
(SOFR + 1.00%), 5.16%, 1/24/2031 (c)	7,000	7,266
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	18,512
Bank of Nova Scotia (The) (Canada)
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	8,645	8,701
(SOFR + 1.09%), 4.34%, 9/15/2031 (c)	13,760	13,809
Banque Federative du Credit Mutuel SA (France)
4.59%, 10/16/2028 (a)	18,860	19,090
5.54%, 1/22/2030 (a)	10,000	10,469
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	20,445	20,171
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	6,340	6,354
BNP Paribas SA (France)
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	10,065	10,427
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (c)	7,750	7,968
BPCE SA (France)
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (c)	23,505	24,420
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (c)	6,125	6,336
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,217
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	5,719	5,964
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (c)	23,875	24,035
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (c)	8,280	8,403
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	7,775	8,011
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	19,165	19,391
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	13,060	13,394
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,551
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	233

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,445
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (c)	2,550	2,627
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	9,310	9,505
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (c)	20,520	21,218
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	3,170	3,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	4,615	4,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (c)	13,600	13,661
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (c)	11,980	12,037
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	8,075	8,356
4.57%, 8/26/2030 (a)	8,235	8,344
HSBC Holdings plc (United Kingdom)
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	9,570	9,954
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	5,895	6,111
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	3,655	3,771
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	10,640	11,023
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	6,255	6,327
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	6,343
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	13,760	14,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (c)	14,715	14,828
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	21,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (c)	7,025	7,059
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	11,736
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	11,234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	11,835	12,278
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	14,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (c)	9,660	10,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	13,295	13,557
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (c)	16,845	16,925
(SOFR + 1.02%), 4.47%, 11/19/2031 (c)	14,930	15,022
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,656
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	9,752
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	8,025	8,227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	5,135	5,296
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,420
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (c)	12,050	12,194
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	15,588
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (c)	10,000	10,045
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	16,115	16,774
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	5,470	5,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	4,950	5,067
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	12,115	12,490
(SOFR + 1.19%), 4.66%, 7/8/2031 (c)	12,930	13,155
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,340
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	7,148
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,336
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	12,694
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,913
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,948
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	3,290	3,413
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	11,815	12,231
		888,970
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,336
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,706
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	425	409
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (d)	787	737
9.75%, 10/1/2027 (a)	88	87
Wayfair LLC 7.25%, 10/31/2029 (a)	1,155	1,194
		2,427
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	2,565	2,446
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,315	2,396
Griffon Corp. 5.75%, 3/1/2028	827	826
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	700
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	725	730
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,295	1,306
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,530	2,629
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	820	821
8.88%, 11/15/2031 (a)	710	754
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	1,160	1,194
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,398	1,394
		15,196
Capital Markets — 2.9%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	795	758
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	1,915	1,892
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	8,360	8,903
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	12,190	12,588
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	4,350	4,375
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	4,940	4,982
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	12,627
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	28,652
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	6,375	6,540
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	4,000	4,065
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	14,910	15,002
Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	10,175
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	18,234
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,945
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,845
(SOFR + 1.38%), 4.99%, 4/12/2029 (c)	5,730	5,834
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	5,825	5,994
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	5,145	5,330
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,923
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,520
Voya Global Funding 4.60%, 11/24/2030 (a)	5,880	5,970
		195,154
Chemicals — 0.2%
Avient Corp. 7.13%, 8/1/2030 (a)	950	979
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150	158
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	905	873
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	4,000	1,685
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	235

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Celanese US Holdings LLC
7.00%, 2/15/2031	1,035	1,066
7.38%, 2/15/2034	1,720	1,767
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,576	1,585
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	983
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,475	1,317
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,333	1,340
8.50%, 11/15/2028 (a)	555	581
9.00%, 2/15/2030 (a)	545	579
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,061	2,038
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	370	374
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	602	577
7.00%, 8/1/2033 (a)	140	142
		16,044
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	957
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	800	776
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,110	1,110
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	740	692
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,082	1,065
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,749	1,726
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	109	109
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	1,075	1,111
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,585	1,651
		9,197
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (e)	689	569
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	605
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,330
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,351
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	839
		4,694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	555	579
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,892
American Express Co.
(SOFR + 0.81%), 4.35%, 7/20/2029 (c)	13,375	13,501
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	7,270	7,512
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	11,575	12,041
5.38%, 5/30/2030 (a)	5,000	5,167
4.90%, 10/10/2030 (a)	10,110	10,257
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	20,398
(SOFR + 1.15%), 4.72%, 1/30/2032 (c)	11,540	11,619
OneMain Finance Corp.
6.63%, 5/15/2029	1,600	1,633
5.38%, 11/15/2029	750	742
		93,762
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a)	310	311
5.75%, 3/31/2034 (a)	1,480	1,473
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	270	277
		2,061
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,850	8,125
Ardagh Group SA
9.50%, 12/1/2030 (a)	546	591
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (d) (f)	810	767
Ball Corp.
6.00%, 6/15/2029	775	799
3.13%, 9/15/2031	730	678
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,913
6.38%, 7/15/2032 (a)	745	754
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,505	1,541
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,260	1,261
TriMas Corp. 4.13%, 4/15/2029 (a)	370	357
		17,786
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	460	478
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	625	638
		1,116
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	3,313	3,330
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	395	396
3.38%, 8/15/2030	860	808
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	750	783
		1,987
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	634
Altice France SA (France) 6.88%, 7/15/2032 (a)	912	876
CCO Holdings LLC
5.13%, 5/1/2027 (a)	255	255
4.75%, 3/1/2030 (a)	6,480	6,265
4.25%, 2/1/2031 (a)	7,821	7,290
4.75%, 2/1/2032 (a)	820	763
4.50%, 6/1/2033 (a)	744	664
Cipher Compute LLC 7.13%, 11/15/2030 (a)	370	386
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	616
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	990	1,025
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,295	1,371
		20,145
Electric Utilities — 1.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,500	1,591
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	602	609
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	7,480	7,706
4.38%, 9/30/2030 (a)	10,245	10,297
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (e)	3,200	3,008
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,557
FirstEnergy Transmission LLC 4.55%, 1/15/2030	8,530	8,657
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,425
NRG Energy, Inc.
5.75%, 1/15/2028	1,535	1,535
3.38%, 2/15/2029 (a)	915	882
5.25%, 6/15/2029 (a)	580	582
6.00%, 2/1/2033 (a)	975	999
PG&E Corp. 5.00%, 7/1/2028	924	922
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,594
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	632	665
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,325	1,325
4.60%, 10/15/2030 (a)	2,520	2,536
4.70%, 1/31/2031 (a)	12,475	12,546
7.75%, 10/15/2031 (a)	1,655	1,749
		73,185
Electrical Equipment — 0.0% ^
Sensata Technologies BV 5.88%, 9/1/2030 (a)	460	465
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,365	1,366
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	625	613
6.63%, 7/15/2032 (a)	1,260	1,319
		3,298
Energy Equipment & Services — 0.0% ^
Archrock Partners LP 6.63%, 9/1/2032 (a)	355	369
Noble Finance II LLC 8.00%, 4/15/2030 (a)	625	651
Transocean International Ltd. 8.75%, 2/15/2030 (a)	141	147
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	535	546
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	971	1,069
		2,782
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	237

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	945	945
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	2,160	2,159
		3,104
Financial Services — 1.5%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	2,000	1,998
Block, Inc.
5.63%, 8/15/2030 (a)	235	238
6.50%, 5/15/2032	1,370	1,409
6.00%, 8/15/2033 (a)	655	666
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	5,779	5,771
Class B-1, 0.00%, 8/17/2027 ‡	7,073	7,064
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	3,500	3,451
Equitable America Global Funding 4.95%, 6/9/2030 (a)	20,105	20,541
Gemini Series 2026-1A, 10.50%, 2/20/2029 ‡	5,000	5,000
Global Payments, Inc. 4.88%, 11/15/2030	18,345	18,323
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	13,841
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (c)	7,285	7,371
5.13%, 7/29/2029 (a)	7,650	7,905
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	978	1,050
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	775	795
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	901
3.63%, 3/1/2029 (a)	796	767
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,050	1,028
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,162	2,216
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,203	2,203
		102,538
Food Products — 0.3%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	14,555	14,514
4.90%, 4/21/2027	3,820	3,861
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (e)	1,300	1,403
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,209	1,183
6.25%, 2/15/2032 (a)	405	416
		21,377
Gas Utilities — 0.0% ^
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	550	534
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,149	1,148
5.38%, 3/1/2029 (a)	130	124
8.25%, 1/15/2030 (a)	685	691
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	779	710
Transnet (South Africa) 8.25%, 2/6/2028 (e)	2,000	2,110
XPO, Inc.
6.25%, 6/1/2028 (a)	325	330
7.13%, 6/1/2031 (a)	845	878
		5,991
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,300	1,288
Medline Borrower LP
3.88%, 4/1/2029 (a)	716	704
6.25%, 4/1/2029 (a)	1,160	1,197
5.25%, 10/1/2029 (a)	1,142	1,142
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,795
		13,126
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	971	966
5.00%, 4/15/2029 (a)	110	108
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	935	593
Cardinal Health, Inc. 4.50%, 9/15/2030	6,295	6,386
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,254
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	1,270	1,165
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,660	1,625
Encompass Health Corp. 4.75%, 2/1/2030	1,440	1,432
HCA, Inc.
5.20%, 6/1/2028	10,840	11,112
5.25%, 3/1/2030	6,535	6,783
Tenet Healthcare Corp.
4.63%, 6/15/2028	610	609
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.25%, 6/1/2029	2,613	2,572
6.13%, 6/15/2030	1,460	1,489
		42,094
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	200	200
6.25%, 6/1/2032 (a)	2,465	2,535
		2,735
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	1,274	1,274
7.25%, 7/15/2028 (a)	525	539
6.50%, 4/1/2032 (a)	1,865	1,930
		3,743
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	404	399
Acushnet Co. 5.63%, 12/1/2033 (a)	460	468
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	837
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,945	1,903
7.00%, 2/15/2030 (a)	955	979
6.50%, 2/15/2032 (a)	751	763
Carnival Corp. 6.13%, 2/15/2033 (a)	3,700	3,830
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	855	881
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,612
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,375	1,339
4.00%, 5/1/2031 (a)	1,636	1,571
5.88%, 3/15/2033 (a)	1,855	1,909
MGM Resorts International
6.13%, 9/15/2029	2,100	2,158
6.50%, 4/15/2032	585	601
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	206
6.25%, 3/15/2032 (a)	465	485
6.00%, 2/1/2033 (a)	1,205	1,248
Six Flags Entertainment Corp.
5.25%, 7/15/2029	1,120	1,077
6.63%, 5/1/2032 (a)	1,160	1,179
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,725	1,718
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	870	901
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	1,920	1,959
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,680	1,690
6.25%, 3/15/2033 (a)	1,660	1,695
		34,408
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,270
Newell Brands, Inc.
6.38%, 9/15/2027	645	654
6.63%, 5/15/2032	1,655	1,655
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,527	1,484
		12,063
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	1,009
4.13%, 4/30/2031 (a)	435	415
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,040	1,030
4.38%, 3/31/2029 (a)	439	427
		2,881
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,776
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,187
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,796
		9,759
Insurance — 1.3%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	1,125	1,138
Athene Global Funding 5.03%, 7/17/2030 (a)	17,650	17,751
CNO Global Funding
4.95%, 9/9/2029 (a)	18,500	18,832
4.70%, 12/11/2030 (a)	13,300	13,327
Corebridge Global Funding 4.55%, 1/9/2031 (a)	23,514	23,587
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,861
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,215	1,253
		85,749
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	605	603
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	239

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	675	654
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	491	513
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,145	1,190
Esab Corp. 6.25%, 4/15/2029 (a)	430	441
Terex Corp. 6.25%, 10/15/2032 (a)	470	484
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	977
		3,092
Marine Transportation — 0.0% ^
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	987	1,050
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	432	435
7.13%, 2/15/2031 (a)	1,065	1,126
7.50%, 3/15/2033 (a)	690	745
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,125
DISH DBS Corp.
7.75%, 7/1/2026	950	938
5.25%, 12/1/2026 (a)	2,380	2,312
5.75%, 12/1/2028 (a)	1,045	1,011
Gray Media, Inc.
10.50%, 7/15/2029 (a)	335	359
5.38%, 11/15/2031 (a)	1,303	1,026
7.25%, 8/15/2033 (a)	490	506
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,889	1,679
7.75%, 8/15/2030 (a)	63	50
Lamar Media Corp.
4.00%, 2/15/2030	1,030	998
5.38%, 11/1/2033 (a)	705	707
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	935	935
4.75%, 11/1/2028 (a)	1,825	1,816
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,410	1,383
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	443
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	565	588
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	4,865	4,749
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,658	1,528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
TEGNA, Inc.
4.63%, 3/15/2028	702	700
5.00%, 9/15/2029	1,236	1,235
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,820	1,820
		28,214
Metals & Mining — 0.1%
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	585	607
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	480	470
6.88%, 11/1/2029 (a)	915	942
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	258	258
Novelis Corp. 4.75%, 1/30/2030 (a)	1,350	1,305
		3,582
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,997
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	3,967
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,475	1,546
		10,510
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,351
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	1,772	1,772
5.75%, 10/15/2033 (a)	500	508
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	320	333
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	910	948
Buckeye Partners LP 6.88%, 7/1/2029 (a)	1,205	1,250
Chord Energy Corp. 6.75%, 3/15/2033 (a)	450	467
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,176	1,172
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,027	1,057
7.75%, 7/31/2029 (a)	880	884
7.88%, 4/15/2032 (a)	380	387
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,461
Ecopetrol SA (Colombia) 8.88%, 1/13/2033	1,300	1,381
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,189
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,584
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	523	541
8.63%, 6/25/2033 (a)	1,070	1,060
Genesis Energy LP 7.75%, 2/1/2028	675	676
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	735
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	745	773
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	1,320	1,342
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,190	1,193
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	595	628
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,122
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,365	1,380
Matador Resources Co.
6.88%, 4/15/2028 (a)	355	362
6.50%, 4/15/2032 (a)	1,135	1,159
MPLX LP 4.80%, 2/15/2031	18,640	19,029
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	337	349
8.38%, 2/15/2032 (a)	337	354
NuStar Logistics LP
5.63%, 4/28/2027	1,230	1,242
6.38%, 10/1/2030	227	239
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	689
5.88%, 7/1/2029 (a)	1,290	1,294
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	2,325	2,260
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	1,000	1,076
6.84%, 1/23/2030	4,485	4,597
6.70%, 2/16/2032	7,350	7,371
10.00%, 2/7/2033	6,000	7,029
Range Resources Corp. 4.75%, 2/15/2030 (a)	910	901
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	730	730
SM Energy Co.
6.63%, 1/15/2027	740	741
8.63%, 11/1/2030 (a)	895	947
8.75%, 7/1/2031 (a)	468	491
9.63%, 6/15/2033 (a)	105	116
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	1,070	1,062
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Sunoco LP
4.50%, 5/15/2029	1,669	1,644
5.63%, 3/15/2031 (a)	740	746
7.25%, 5/1/2032 (a)	750	792
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	640	639
6.00%, 12/31/2030 (a)	1,685	1,708
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (e)	1,500	1,469
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,600	1,533
Venture Global LNG, Inc. 9.50%, 2/1/2029 (a)	1,675	1,797
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	1,415	1,489
		92,698
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	244	244
5.75%, 4/20/2029 (a)	3,120	3,155
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,130	1,148
United Airlines, Inc. 4.63%, 4/15/2029 (a)	635	635
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	875	903
		6,085
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,447	1,446
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	785	768
		2,214
Pharmaceuticals — 0.0% ^
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	782	809
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	377	351
Organon & Co. 5.13%, 4/30/2031 (a)	537	477
		1,637
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	1,205	1,188
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	8,071
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	805	821
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,172
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	241

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc. 4.60%, 7/15/2030	12,635	12,919
Entegris, Inc.
4.38%, 4/15/2028 (a)	655	649
5.95%, 6/15/2030 (a)	1,985	2,024
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	6,175	6,517
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	1,150	1,194
Marvell Technology, Inc. 4.75%, 7/15/2030	15,315	15,614
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	660	646
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	1,310	1,340
		42,896
Software — 0.4%
Elastic NV 4.13%, 7/15/2029 (a)	605	572
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	855	837
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	800	786
5.13%, 4/15/2029 (a)	642	630
Oracle Corp. 4.95%, 2/4/2031	22,750	22,703
RingCentral, Inc. 8.50%, 8/15/2030 (a)	795	835
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	505	504
6.50%, 6/1/2032 (a)	1,970	2,008
		28,875
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	759	759
5.00%, 7/15/2028 (a)	985	983
		1,742
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	640	636
Bath & Body Works, Inc.
5.25%, 2/1/2028	525	528
7.50%, 6/15/2029	1,090	1,110
6.63%, 10/1/2030 (a)	695	712
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	100	— (h)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,355	1,289
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	666	654
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	364	363
3.88%, 6/1/2029 (a)	670	648
Penske Automotive Group, Inc. 3.75%, 6/15/2029	560	541
PetSmart LLC 7.50%, 9/15/2032 (a)	500	506
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,335	1,313
Staples, Inc.
10.75%, 9/1/2029 (a)	355	326
12.75%, 1/15/2030 (a)	429	301
		8,927
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	409	432
4.13%, 1/15/2031 (a)	1,060	1,016
8.50%, 7/15/2031 (a)	101	106
		1,554
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
7.00%, 6/15/2030 (a)	270	283
7.25%, 6/15/2033 (a)	600	634
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,150	1,131
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	590	611
United Rentals North America, Inc.
5.25%, 1/15/2030	670	677
3.75%, 1/15/2032	1,330	1,255
5.38%, 11/15/2033 (a)	940	948
6.13%, 3/15/2034 (a)	1,575	1,650
WESCO Distribution, Inc.
6.63%, 3/15/2032 (a)	1,080	1,124
6.38%, 3/15/2033 (a)	1,530	1,595
		9,908
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	705
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	1,639	1,706
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	586	533
		2,944
Total Corporate Bonds (Cost $1,985,686)		2,009,160
U.S. Treasury Obligations — 20.1%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,014
4.25%, 3/15/2027	440	443
4.50%, 5/15/2027	46,550	47,097
3.25%, 6/30/2027	2,140	2,134
4.38%, 7/15/2027	19,470	19,709
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.75%, 8/15/2027	42,315	42,497
3.63%, 8/31/2027	61,554	61,715
3.38%, 9/15/2027	2,920	2,917
3.88%, 10/15/2027	3,315	3,338
4.13%, 10/31/2027	215	217
4.00%, 12/15/2027	3,625	3,662
3.50%, 1/31/2028	690	691
3.75%, 5/15/2028	635	640
3.88%, 6/15/2028	46,915	47,423
3.88%, 7/15/2028	201,760	203,975
3.63%, 8/15/2028	84,040	84,519
3.38%, 9/15/2028	84,790	84,760
4.63%, 9/30/2028	1,230	1,267
3.50%, 10/15/2028	163,070	163,516
3.50%, 12/15/2028	27,494	27,576
3.50%, 1/15/2029	564,435	566,155
3.88%, 6/30/2030	1,850	1,879
3.63%, 8/31/2030	6,560	6,594
3.63%, 9/30/2030	740	744
Total U.S. Treasury Obligations (Cost $1,366,375)		1,376,482
Asset-Backed Securities — 20.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,646	1,551
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	900	901
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	1,760	1,777
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	4,000	4,136
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	4,409	4,439
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	5,500	5,616
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	7,500	7,567
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,433
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,643
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	1,800	1,877
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	4,000	4,145
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	4,999	5,060
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	8,537	8,672
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	8,360	8,666
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,993	3,012
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	7,434	7,506
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	552
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,654
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,404
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,790
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	6,097
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,479
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,891
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	5,000	4,921
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	3,124	3,027
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,198
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	9,966	10,011
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	2,475	2,515
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	6,384	6,537
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	308	294
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,092	1,973
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,710
Series 2022-4A, Class B, 5.46%, 2/20/2029 (a)	7,250	7,401
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,529
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,085
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,239
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,234
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.12%, 10/17/2032 (a) (f)	10,250	10,262
Barings CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.17%, 7/15/2034 (a) (f)	8,250	8,255
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,533
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	2,046	2,033
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	364	363
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	243

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	6,625	6,372
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,031
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,774
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,569
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,516
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	4,500	4,695
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000	5,121
Series 2025-3, Class C, 4.81%, 5/15/2031	8,400	8,483
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	4,600	4,758
Series 2026-1, Class C, 4.44%, 11/17/2031	4,553	4,582
Series 2026-1, Class D, 4.99%, 11/17/2031	4,136	4,183
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	8,000	8,232
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	2,335	2,433
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,261	2,272
BXMT Ltd.
Series 2021-FL4, Class A, 4.83%, 5/15/2038 (a) (f)	1,247	1,245
Series 2021-FL4, Class C, 5.53%, 5/15/2038 (a) (f)	1,750	1,701
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-4A, Class A2R3, 4.92%, 7/20/2032 (a) (f)	2,000	2,002
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class BR, 5.27%, 10/20/2034 (a) (f)	6,500	6,516
Series 2022-1A, Class A1R, 4.65%, 4/15/2035 (a) (f)	10,000	10,000
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.22%, 4/20/2032 (a) (f)	6,222	6,232
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,153
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,798
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,812
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,215
Series 2024-N3, Class C, 4.90%, 12/10/2030 (a)	4,500	4,549
Series 2024-P4, Class B, 5.00%, 2/10/2031	8,900	9,123
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (f)	2,428	2,358
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	1,287	791
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	826	808
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,421
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	11,000	11,147
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	11,060	11,213
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,333	4,386
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	3,620	3,609
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,629
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	14,220	14,389
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,262
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,609
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,081
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,358
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,252
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,608
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,338
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,082
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,580
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,090
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,311
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	7,085	7,183
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	6,765	6,895
Crossroads Asset Trust Series 2025-A, Class B, 5.20%, 2/20/2032 (a)	1,500	1,528
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,285	5,321
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	8,064
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,816
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,286
Series 2025-2, Class C, 4.39%, 9/15/2032	4,665	4,691
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,073
Series 2025-2, Class D, 4.90%, 12/15/2032	4,365	4,407
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,937	4,697
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.27%, 7/17/2034 (a) (f)	15,000	15,022
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.17%, 4/20/2034 (a) (f)	10,000	10,010
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	3,055	3,042
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	5,200	5,199
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	2,960
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,976
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (i)	3,249	3,292
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,075	1,035
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,468	2,466
Series 2021-4A, Class D, 1.96%, 1/17/2028	2,482	2,475
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,355	2,379
Series 2025-3A, Class D, 5.57%, 10/15/2031	11,250	11,556
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,770	10,957
Series 2025-5A, Class D, 5.16%, 3/15/2032	4,200	4,270
Series 2026-1A, Class C, 4.40%, 5/17/2032	3,456	3,480
Series 2026-1A, Class D, 5.00%, 5/17/2032	4,112	4,155
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,226	5,329
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	2,901	2,906
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (f)	4,701	4,732
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,325
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (a)	8,500	8,427
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,960
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,893
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,681
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	2,150
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	4,156	3,977
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	2,113	2,128
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	4,355	4,401
Series 2025-2A, Class B, 4.94%, 4/15/2052 (a)	4,080	4,125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	4,347	4,379
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,647
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,686
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	1,310	1,307
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	6,500	6,527
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,054
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	3,000	3,060
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	5,750	5,917
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	6,000	6,106
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	6,215	6,302
GLS Auto Select Receivables Trust
Series 2024-3A, Class B, 5.64%, 8/15/2030 (a)	1,200	1,231
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,023
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,538
Series 2025-3A, Class C, 4.94%, 9/15/2031 (a)	1,750	1,780
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	1,805	1,775
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	9,308	9,383
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,013
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	1,000	1,020
Series 2025-2A, Class A3, 5.02%, 6/25/2060 (a)	3,065	3,139
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (i)	2,845	2,874
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (i)	3,061	3,077
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	7,333	7,428
Hertz Vehicle Financing III LLC Series 2025-4A, Class C, 6.48%, 12/25/2031 (a)	4,500	4,683
Hertz Vehicle Financing LLC
Series 2022-2A, Class D, 5.16%, 6/26/2028 (a)	500	494
Series 2025-1A, Class C, 6.03%, 9/25/2029 (a)	3,649	3,721
Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	5,000	5,124
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	245

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	6,000	5,934
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	4,149	4,225
Series 2024-3A, Class B, 5.27%, 8/27/2040 (a)	1,629	1,656
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,966	2,000
Series 2025-1A, Class C, 5.52%, 5/27/2042 (a)	3,544	3,611
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	2,851	2,874
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	1,452	1,471
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	5,732	5,779
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	1,896	1,920
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	606	624
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,595	9,426
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	5,837	5,526
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	449	424
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B2, 5.01%, 10/20/2032 (a) (f)	1,971	1,978
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	16,534	16,664
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	4,000	4,064
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	6,000	6,000
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.12%, 7/20/2031 (a) (f)	7,098	7,078
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	5,169	5,116
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,646
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,305
Series 2024-1A, Class B, 5.88%, 6/21/2032 (a)	3,150	3,190
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	2,018
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	19,125	19,361
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	4,195	4,226
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	1,820	1,839
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (a) (f)	7,000	7,010
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,577
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,275
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,802
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,500	3,417
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	5,000	5,088
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,750	3,806
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,158	1,162
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,309
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,753
Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	15,090	15,152
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,479	1,492
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 4.59%, 8/25/2034 (f)	38	38
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,051	1,074
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	751	772
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	6,768	6,818
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.17%, 4/15/2034 (a) (f)	8,860	8,886
Series 2021-42A, Class BR, 5.07%, 7/16/2036 (a) (f)	10,250	10,259
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,672
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	4,583	4,592
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (i)	3,497	3,575
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,799	1,774
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 4.89%, 1/16/2037 (a) (f)	3,500	3,501
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,730
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,773
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	799	785
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	415	408
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,265	1,245
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	4,347	4,382
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	8,250	8,271
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	5,000	5,008
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	3,032	3,041
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	3,732	3,757
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2025-1A, Class A2, 4.85%, 2/15/2033 (a) (f)	10,250	10,203
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,298
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	905	937
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,189
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,409
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	2,002
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,277
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	5,475	5,218
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,986	2,820
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	13,085	12,371
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (a)	1,999	1,928
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (a)	3,148	3,020
Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	11,050	10,685
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	7,812	7,410
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	2,250	2,141
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	3,480	3,485
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,961	4,062
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,856	1,859
RCKT Mortgage Trust
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (i)	6,739	6,779
Series 2026-CES2, Class A1A, 4.76%, 2/1/2056 (a) (i)	20,367	20,385
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Reach ABS Trust
Series 2025-2A, Class A, 4.93%, 8/18/2032 (a)	7,226	7,259
Series 2025-2A, Class B, 5.12%, 8/18/2032 (a)	3,500	3,541
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	4,600	4,625
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 8/20/2032 (a)	2,889	2,957
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,648
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	3,851	3,902
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	5,019	5,082
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	3,066	3,091
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	2,453	2,477
Series 2023-B, Class C, 5.93%, 12/15/2033 (a)	3,607	3,655
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,080
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,070
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,260
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,191
Series 2025-3, Class C, 4.68%, 9/15/2031	10,890	11,028
Series 2025-3, Class D, 5.11%, 9/15/2031	6,000	6,109
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,129
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,479
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,944
Series 2025-4, Class B, 4.27%, 1/15/2032	4,535	4,573
Series 2025-4, Class D, 4.95%, 1/15/2032	2,763	2,796
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,945
Series 2026-1, Class D, 4.75%, 4/15/2032	3,344	3,358
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,670
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,253
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,853
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	3,283	3,439
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	6,475	6,549
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	4,250	4,341
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	990	1,009
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	1,365	1,419
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,464	2,491
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,009	1,020
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	2,057	2,081
Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	969	981
Series 2025-2A, Class C, 5.32%, 4/20/2044 (a)	1,369	1,381
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	247

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	1,540	1,570
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	1,181	1,188
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	804	808
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class C, 5.08%, 8/20/2029 (a)	4,000	4,051
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	1,527	1,500
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,424	2,536
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,516	1,544
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (f)	5,822	5,826
Series 2018-20A, Class BR2, 5.22%, 1/16/2032 (a) (f)	9,350	9,362
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class BR2, 5.07%, 7/29/2035 (a) (f)	15,000	15,004
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (i)	3,290	3,312
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (i)	3,810	3,830
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,726
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	3,987	4,016
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	536	541
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	12,511	12,533
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	5,466	5,511
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.06%, 4/20/2032 (a) (f)	4,003	4,005
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,421	3,486
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	121	122
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,380
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,782
VFI ABS LLC Series 2025-1A, Class A, 4.78%, 6/24/2030 (a)	4,224	4,245
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (i)	1,007	1,007
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (a) (i)	1,998	2,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (i)	376	376
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	1,810	1,843
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	1,400	1,422
Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	8,000	8,160
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	1,515	1,551
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	2,057	2,090
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	1,842	1,873
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,063
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,183
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	12,800	12,942
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 4.90%, 1/20/2035 (a) (f)	15,000	15,017
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,013
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	1,015	1,019
Total Asset-Backed Securities (Cost $1,359,017)		1,370,994
Mortgage-Backed Securities — 11.8%
FHLMC
Pool # 841360, ARM, 6.33%, 11/1/2046 (f)	13,058	13,632
Pool # 841368, ARM, 6.21%, 9/1/2047 (f)	3,660	3,799
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	931	925
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	19	18
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	124	126
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	20,000	20,348
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,362	1,352
Pool # SB8184, 4.00%, 10/1/2037	7,329	7,278
FHLMC UMBS, 30 Year
Pool # SD8233, 5.00%, 7/1/2052	6,092	6,158
Pool # SD8342, 5.50%, 7/1/2053	24,583	25,071
Pool # RA9453, 6.00%, 7/1/2053	23,949	24,752
Pool # SD8343, 6.00%, 7/1/2053	34,687	35,792
Pool # SD4893, 6.00%, 2/1/2054	47,966	49,914
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD8402, 6.00%, 2/1/2054	18,602	19,104
Pool # SL0768, 6.00%, 5/1/2054	49,726	51,312
Pool # SL0775, 6.00%, 5/1/2054	15,182	15,684
Pool # RJ1970, 6.00%, 7/1/2054	3,891	3,998
Pool # SD6636, 5.50%, 10/1/2054	15,227	15,649
Pool # QJ7053, 6.00%, 10/1/2054	8,375	8,601
Pool # SL0226, 6.00%, 2/1/2055	12,025	12,550
Pool # QZ4956, 5.50%, 10/1/2055	12,829	13,058
Pool # QZ5395, 5.50%, 10/1/2055	6,560	6,695
Pool # QZ9152, 6.00%, 11/1/2055	10,684	11,009
Pool # TA0287, 5.50%, 12/1/2055	10,515	10,710
Pool # TA2049, 5.50%, 12/1/2055	9,969	10,166
Pool # QZ9731, 6.00%, 12/1/2055	9,740	10,011
Pool # TA1089, 6.00%, 12/1/2055	1,467	1,515
Pool # TA5309, 6.00%, 12/1/2055	1,195	1,231
Pool # TA2045, 5.50%, 1/1/2056	19,547	19,892
Pool # TA5394, 5.50%, 1/1/2056	8,395	8,603
Pool # TA5391, 5.50%, 2/1/2056	9,564	9,763
Pool # TA5462, 5.50%, 2/1/2056	6,464	6,594
Pool # TA5463, 5.50%, 2/1/2056	7,335	7,486
Pool # TA6706, 5.50%, 2/1/2056	7,913	8,093
Pool # TA6707, 5.50%, 2/1/2056	4,037	4,119
Pool # TA6708, 5.50%, 2/1/2056	12,498	12,747
Pool # TA6712, 5.50%, 2/1/2056	3,053	3,130
Pool # TA6713, 5.50%, 2/1/2056	6,463	6,597
Pool # TA6714, 5.50%, 2/1/2056	6,391	6,522
Pool # TA6715, 5.50%, 2/1/2056	2,255	2,310
Pool # TA6716, 5.50%, 2/1/2056	4,006	4,091
Pool # TA6721, 5.50%, 2/1/2056	1,005	1,026
Pool # TA6752, 5.50%, 2/1/2056	1,375	1,406
Pool # TA6719, 6.00%, 2/1/2056	5,904	6,114
Pool # TA6720, 6.00%, 2/1/2056	3,317	3,430
Pool # TA6723, 6.00%, 2/1/2056	4,585	4,747
Pool # TA7134, 5.50%, 3/1/2056	2,085	2,137
Pool # TA7142, 5.50%, 3/1/2056	4,000	4,081
Pool # TA7143, 5.50%, 3/1/2056	5,406	5,513
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,423	1,414
Pool # AL9552, 3.50%, 8/1/2031	121	120
Pool # AS9697, 3.50%, 5/1/2032	47	47
Pool # FM1156, 2.50%, 4/1/2033	3,505	3,410
Pool # FS2930, 4.00%, 9/1/2037	7,610	7,558
Pool # MA5558, 5.00%, 12/1/2039	13,570	13,781
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	89	88
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA1527, 3.00%, 8/1/2033	57	56
Pool # MA1921, 3.50%, 6/1/2034	3,264	3,218
Pool # FM3933, 3.00%, 6/1/2037	15,588	15,048
Pool # CA1791, 3.50%, 2/1/2038	5,926	5,830
Pool # FM3075, 3.50%, 11/1/2039	18,661	18,163
Pool # CA8310, 2.50%, 12/1/2040	10,704	9,816
FNMA UMBS, 30 Year
Pool # MA4842, 5.50%, 12/1/2052	6,367	6,504
Pool # MA5191, 6.00%, 11/1/2053	15,379	15,776
Pool # MA5216, 6.00%, 12/1/2053	23,778	24,464
Pool # MA5328, 6.00%, 4/1/2054	3,618	3,719
Pool # MA5445, 6.00%, 8/1/2054	2,358	2,420
Pool # DF8741, 5.50%, 12/1/2055	1,154	1,173
Pool # DF6866, 5.50%, 1/1/2056	1,730	1,763
Pool # DF6898, 5.50%, 1/1/2056	1,907	1,952
Pool # DF9730, 5.50%, 1/1/2056	1,057	1,081
Pool # DF9754, 5.50%, 1/1/2056	1,327	1,365
Pool # DF9776, 5.50%, 1/1/2056	9,048	9,286
Pool # DF9779, 5.50%, 1/1/2056	5,118	5,261
Pool # DF9780, 5.50%, 1/1/2056	1,424	1,450
Pool # DF9782, 5.50%, 1/1/2056	4,514	4,598
Pool # DF6150, 5.50%, 2/1/2056	4,996	5,085
Pool # DG0358, 5.50%, 2/1/2056	1,298	1,322
Pool # DG1458, 5.50%, 2/1/2056	1,149	1,181
Pool # DG1462, 5.50%, 2/1/2056	7,881	8,057
Pool # DG1564, 5.50%, 2/1/2056	2,365	2,414
Pool # DG1572, 5.50%, 2/1/2056	4,485	4,559
Pool # DG1751, 5.50%, 2/1/2056	3,643	3,746
Pool # DG1752, 5.50%, 2/1/2056	4,321	4,431
Pool # DG2566, 5.50%, 2/1/2056	14,340	14,630
Pool # DG2570, 5.50%, 2/1/2056	7,927	8,094
Pool # DG2572, 5.50%, 2/1/2056	5,777	5,919
Pool # DF4300, 6.00%, 2/1/2056	881	908
Pool # DG1586, 6.00%, 2/1/2056	2,275	2,345
Pool # DG1589, 6.00%, 2/1/2056	2,099	2,165
Pool # DG3661, 5.50%, 3/1/2056	3,667	3,742
Pool # DG3665, 5.50%, 3/1/2056	5,828	5,947
Pool # DG3674, 6.00%, 3/1/2056	4,379	4,529
Pool # DG3677, 6.00%, 3/1/2056	2,914	3,017
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 3/25/2056 (b)	9,520	9,673
TBA, 6.00%, 3/25/2056 (b)	22,540	23,119
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	249

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	2,840	2,829
Pool # 787548, 5.50%, 9/20/2054	20,658	21,143
Total Mortgage-Backed Securities (Cost $801,364)		807,075
Collateralized Mortgage Obligations — 10.9%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	6,385	6,478
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	106	93
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (i)	6,000	6,034
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (f)	106	105
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (f)	1,060	1,014
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (f)	38	38
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (f)	89	88
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (f)	3,941	3,930
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (a)	9,255	9,157
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,033	2,960
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (i)	11,000	11,118
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (f)	2,000	1,973
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	461	294
Series 2006-HYB2, Class 2A1B, 4.45%, 4/20/2036 (f)	62	57
CIM Trust Series 2019-INV2, Class A11, 4.73%, 5/25/2049 (a) (f)	54	52
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2, 5.32%, 12/25/2041 (a) (f)	9,450	9,492
Series 2025-R06, Class 1M1, 4.62%, 9/25/2045 (a) (f)	5,398	5,411
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (i)	2,000	2,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	675	624
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.29%, 10/25/2047 (f)	547	432
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	5,746	5,806
Series 3036, Class NE, 5.00%, 9/15/2035	59	61
Series 5510, Class GV, 5.50%, 12/25/2035	13,131	13,487
Series 5516, Class DV, 6.00%, 12/25/2035	9,021	9,337
Series 5530, Class V, 5.50%, 2/25/2036	15,250	15,824
Series 3294, Class NE, 5.50%, 3/15/2037	131	137
Series 3878, Class PL, 4.50%, 11/15/2040	6,471	6,553
Series 4012, Class GS, IF, IO, 2.73%, 3/15/2042 (f)	3,342	540
Series 4338, Class SA, IF, IO, 2.23%, 5/15/2044 (f)	3,007	350
Series 4477, Class SA, IF, IO, 2.38%, 5/15/2045 (f)	3,026	380
Series 4505, Class SA, IF, IO, 2.38%, 8/15/2045 (f)	2,568	308
Series 4681, Class SD, IF, IO, 2.38%, 5/15/2047 (f)	237	31
Series 4925, Class SH, IF, IO, 2.32%, 10/25/2049 (f)	5,494	597
Series 4954, Class SB, IF, IO, 2.27%, 2/25/2050 (f)	5,828	740
Series 5021, Class MI, IO, 3.00%, 10/25/2050	19,591	3,374
Series 5551, Class BA, 5.00%, 10/25/2051	34,818	34,780
Series 5564, Class BA, 5.00%, 12/25/2051	58,820	59,050
Series 5537, Class CA, 5.00%, 2/25/2052	2,665	2,674
Series 5531, Class DA, 5.00%, 3/25/2052	17,275	17,347
Series 5577, Class A, 5.00%, 4/25/2052	9,589	9,648
Series 5558, Class DA, 5.00%, 7/25/2052	14,555	14,566
Series 4632, Class MA, 4.00%, 8/15/2054	3,871	3,889
Series 4634, Class MD, 5.00%, 11/15/2054	5,353	5,382
Series 4630, Class MA, 4.00%, 1/15/2055	4,572	4,566
Series 4839, Class WS, IF, IO, 2.33%, 8/15/2056 (f)	10,357	1,545
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 2.23%, 8/15/2042 (f)	2,593	286
Series 342, Class S7, IF, IO, 2.34%, 2/15/2045 (f)	1,087	128
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	578	44
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,594	4,769
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-4, Class PV, 5.50%, 1/25/2036	4,847	5,020
Series 2025-27, Class BV, 5.50%, 3/25/2036	13,751	14,261
Series 2025-29, Class CV, 5.50%, 4/25/2036	11,574	11,970
Series 2025-56, Class BV, 5.50%, 7/25/2036	11,814	12,256
Series 2015-85, Class SA, IF, IO, 1.84%, 11/25/2045 (f)	2,526	247
Series 2016-74, Class GS, IF, IO, 2.22%, 10/25/2046 (f)	1,277	152
Series 2017-31, Class SG, IF, IO, 2.32%, 5/25/2047 (f)	6,370	803
Series 2024-27, Class CA, 5.50%, 12/25/2048	2,521	2,533
Series 2019-31, Class S, IF, IO, 2.27%, 7/25/2049 (f)	3,065	388
Series 2024-20, Class MA, 5.00%, 11/25/2049	20,043	20,134
Series 2025-58, Class CA, 5.00%, 9/25/2051	7,110	7,149
Series 2025-58, Class MA, 5.00%, 9/25/2051	13,585	13,664
Series 2025-22, Class BA, 5.00%, 11/25/2051	22,886	22,954
Series 2025-66, Class LA, 5.00%, 12/25/2051	19,299	19,374
Series 2025-62, Class CA, 5.50%, 1/25/2052	24,401	24,766
Series 2022-42, Class EA, 3.75%, 6/25/2052	43,226	42,502
Series 2022-43, Class P, 4.00%, 7/25/2052	7,515	7,453
Series 2025-51, Class A, 5.50%, 1/25/2053	42,823	43,607
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	202	36
Series 2015-123, Class SE, IF, IO, 1.94%, 9/20/2045 (f)	3,210	349
Series 2016-108, Class SM, IF, IO, 2.32%, 8/20/2046 (f)	565	90
Series 2024-110, Class LC, 3.50%, 4/20/2048	24,673	24,410
Series 2018-139, Class SB, IF, IO, 2.37%, 10/20/2048 (f)	4,617	783
Series 2025-4, Class LA, 3.00%, 7/20/2051	14,690	14,126
Series 2024-184, Class BG, 3.50%, 10/20/2051	5,762	5,649
Series 2025-1, Class GC, 3.50%, 10/20/2051	28,267	27,641
Series 2024-1, Class KB, 2.50%, 12/20/2051	15,293	14,649
Series 2024-151, Class HB, 4.50%, 10/20/2052	27,742	27,588
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	8,113	7,994
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (i)	7,440	7,472
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (i)	5,444	5,454
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (i)	4,673	4,711
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (f)	2,500	2,524
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (i)	16,725	16,831
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 ‡ (a) (i)	9,070	9,108
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.81%, 7/16/2030 (a) (f)	5,000	5,038
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (i)	3,650	3,672
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	4,059	4,066
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	2,355	2,361
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	5,250	5,312
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (f)	3,041	2,792
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	5,031	5,125
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (f)	6,906	6,800
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (i)	1,135	1,141
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.17%, 7/25/2046 (f)	782	561
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (i)	5,600	5,636
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 4/25/2040 (a) (i)	4,296	4,307
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.35%, 5/25/2035 (f)	40	40
Total Collateralized Mortgage Obligations (Cost $737,484)		743,070
Commercial Mortgage-Backed Securities — 4.7%
BAML RCAP Frn 8.00%, 10/25/2027 ‡	5,000	5,000
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (a) (f)	5,000	4,542
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.35%, 2/15/2039 (a) (f)	708	709
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	251

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (f)	3,600	3,272
Series 2015-GC31, Class C, 3.69%, 6/10/2048 (f)	530	100
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.60%, 2/10/2047 (f)	1,534	1,514
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	1,815	1,758
Series 2014-UBS5, Class C, 4.79%, 9/10/2047 (f)	2,750	2,558
Series 2014-CR20, Class C, 4.73%, 11/10/2047 (f)	333	323
Series 2015-LC21, Class D, 4.24%, 7/10/2048 (f)	1,000	942
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (f)	1,953	1,924
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (f)	1,625	1,641
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (f)	2,530	2,555
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (f)	4,725	4,789
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (f)	5,100	5,161
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (f)	1,700	1,719
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (f)	833	842
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 1.27%, 8/27/2049 ‡ (a) (f)	4,500	4,371
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76%, 11/13/2042 (a) (f)	5,960	6,006
Series 2025-ELP, Class B, 5.01%, 11/13/2042 (a) (f)	3,050	3,073
Series 2025-ELP, Class C, 5.31%, 11/13/2042 (a) (f)	1,700	1,713
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.42%, 11/25/2045 (a) (f)	10,487	10,488
Series 2021-MN1, Class M1, 5.67%, 1/25/2051 (a) (f)	149	149
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.23%, 7/25/2026 (f)	17,142	65
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (f)	20,395	170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K068, Class X1, IO, 0.40%, 8/25/2027 (f)	221,260	1,211
Series K739, Class X1, IO, 1.17%, 9/25/2027 (f)	59,506	693
Series K078, Class X1, IO, 0.08%, 6/25/2028 (f)	47,423	125
Series K090, Class X3, IO, 2.31%, 10/25/2029 (f)	32,598	2,204
Series K112, Class X1, IO, 1.43%, 5/25/2030 (f)	24,442	1,234
Series Q012, Class X, IO, 3.94%, 9/25/2035 (f)	10,101	1,479
Series K061, Class X3, IO, 1.96%, 12/25/2044 (f)	2,745	40
Series K070, Class X3, IO, 2.04%, 12/25/2044 (f)	16,537	560
Series K072, Class X3, IO, 2.14%, 12/25/2045 (f)	1,200	45
Series K087, Class X3, IO, 2.27%, 1/25/2046 (f)	13,786	793
Series K097, Class X3, IO, 2.02%, 9/25/2046 (f)	20,477	1,289
Series K104, Class X3, IO, 1.89%, 2/25/2047 (f)	25,300	1,687
Series K088, Class X3, IO, 2.35%, 2/25/2047 (f)	9,575	607
Series K735, Class X3, IO, 2.15%, 5/25/2047 (f)	40,532	156
Series K093, Class X3, IO, 2.21%, 5/25/2047 (f)	50,000	3,224
Series K095, Class X3, IO, 2.10%, 8/25/2047 (f)	25,000	1,615
Series K736, Class X3, IO, 2.00%, 9/25/2047 (f)	50,000	352
Series K099, Class X3, IO, 1.95%, 10/25/2047 (f)	13,745	824
Series K105, Class X3, IO, 1.92%, 3/25/2048 (f)	40,058	2,857
Series K111, Class X3, IO, 3.18%, 4/25/2048 (f)	15,644	1,876
Series K110, Class X3, IO, 3.37%, 6/25/2048 (f)	15,544	1,902
Series K114, Class X3, IO, 2.73%, 8/25/2048 (f)	10,750	1,071
Series K115, Class X3, IO, 2.95%, 9/25/2048 (f)	21,273	2,332
Series K125, Class X3, IO, 2.65%, 2/25/2049 (f)	15,690	1,737
FNMA ACES
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (f)	46,201	2,548
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (f)	63,122	2,079
FREMF Series 2018-KF46, Class B, 5.74%, 3/25/2028 (a) (f)	10	10
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.29%, 9/25/2024 (a) (f)	56	56
Series 2019-KF62, Class B, 5.84%, 4/25/2026 (a) (f)	212	211
Series 2019-KC06, Class B, 3.83%, 9/25/2026 (a) (f)	7,600	7,475
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	96,327	191
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,767
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	57
Series 2019-KC07, Class C, 3.64%, 10/25/2029 (a) (f)	4,700	4,022
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (f)	7,500	6,275
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	4,100	2,926
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	67,455	232
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	4,100	15
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	7,102
Series 2019-K89, Class C, 4.29%, 1/25/2051 (a) (f)	6,000	5,967
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,584
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (f)	8,652	8,548
Series 2020-K740, Class D, PO, 11/25/2052 (a)	9,000	7,957
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	93,297	111
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	22,000	29
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	6,414
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,596
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	80,218	277
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	66
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	5,410
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	81,307	287
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	62
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	6,011
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	67,444	68
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	21
Series 2021-K126, Class D, PO, 1/25/2054 (a)	9,500	6,569
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	97,641	366
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	25,000	101
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,534
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	4,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	2,250	281
Series 2015-GC30, Class C, 4.04%, 5/10/2050 (f)	3,695	3,197
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.15%, 7/15/2048 (f)	7,732	6,311
Series 2015-C31, Class B, 4.65%, 8/15/2048 (f)	4,410	4,170
Series 2015-C31, Class C, 4.65%, 8/15/2048 (f)	3,360	2,622
Series 2016-C1, Class D1, 4.13%, 3/17/2049 (a) (f)	4,600	4,313
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (f)	3,725	3,042
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 4.97%, 12/15/2046 (a) (f)	766	747
Life Mortgage Trust Series 2021-BMR, Class C, 4.87%, 3/15/2038 (a) (f)	300	297
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31, Class B, 3.88%, 11/15/2049 (f)	2,577	2,497
Series 2015-C23, Class D, 4.20%, 7/15/2050 (a) (f)	916	890
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (f)	2,975	2,862
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (f)	18,634	1,148
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,194
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,160
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,600
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,653
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.03%, 10/25/2049 (a) (f)	3,216	3,265
Series 2020-01, Class M10, 7.53%, 3/25/2050 (a) (f)	7,411	7,520
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (a) (f)	310	311
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	253

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (a) (f)	220	221
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (f)	7,069	7,053
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (f)	7,067	7,065
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (f)	4,766	4,811
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,115
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	265
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 5.43%, 11/15/2036 (a) (f)	3,600	3,589
Series 2021-LIH, Class C, 5.73%, 11/15/2036 (a) (f)	2,200	2,193
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (f)	464	456
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	1,507	1,327
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	583
Series 2015-LC22, Class D, 4.72%, 9/15/2058 (f)	10,106	8,994
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class C, 3.64%, 9/15/2057 (f)	8,583	7,318
Series 2014-C22, Class D, 3.79%, 9/15/2057 (a) (f)	1,000	378
Series 2014-C22, Class B, 4.37%, 9/15/2057 (f)	3,000	2,796
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (f)	4,845	5,028
Series 2025-DC, Class B, 5.73%, 7/15/2040 (a) (f)	570	590
Series 2025-DC, Class C, 6.23%, 7/15/2040 (a) (f)	1,000	1,043
Total Commercial Mortgage-Backed Securities (Cost $335,857)		322,164
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (e)	4,550	4,770
8.63%, 2/4/2030 (e)	1,000	1,082
9.45%, 2/4/2033 (a)	1,100	1,234
7.30%, 9/30/2033 (e)	800	803
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Argentine Republic
1.00%, 7/9/2029	620	547
4.12%, 7/9/2035 (i)	6,085	4,577
3.50%, 7/9/2041 (i)	2,400	1,677
Benin Government Bond 7.96%, 2/13/2038 (a)	1,878	1,969
Commonwealth of the Bahamas
8.95%, 10/15/2032 (e)	1,000	1,129
8.25%, 6/24/2036 (a)	1,196	1,338
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	1,940	1,897
7.05%, 2/3/2031 (a)	1,140	1,224
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	3,600	3,655
8.38%, 3/24/2029 (e)	1,400	1,491
8.63%, 1/13/2036 (e)	1,000	1,075
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (e)	1,500	1,573
5.85%, 7/7/2030 (e)	1,000	1,006
5.75%, 11/12/2032 (a)	2,283	2,244
Islamic Republic of Pakistan
6.00%, 4/8/2026 (e)	800	799
7.38%, 4/8/2031 (a)	2,800	2,765
7.38%, 4/8/2031 (e)	3,900	3,851
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,530	2,784
Lebanese Republic 6.38%, 3/9/2020 (e) (g)	4,362	1,272
Republic of Angola
8.25%, 5/9/2028 (e)	2,900	2,924
8.00%, 11/26/2029 (a)	800	796
Republic of Colombia 6.13%, 1/21/2031	633	631
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (e) (i)	195	195
7.63%, 1/30/2033 (a)	2,500	2,678
6.13%, 6/15/2033 (e)	1,600	1,585
8.08%, 4/1/2036 (a)	2,174	2,344
6.75%, 2/25/2041 (a)	1,982	1,891
Republic of Ecuador
6.90%, 7/31/2030 (e) (i)	900	889
8.75%, 1/29/2034 (a)	715	721
6.90%, 7/31/2035 (a) (i)	1,421	1,290
9.25%, 1/29/2039 (a)	5,902	6,002
5.00%, 7/31/2040 (a) (i)	590	481
Republic of El Salvador
8.63%, 2/28/2029 (e)	1,600	1,723
9.25%, 4/17/2030 (e)	1,150	1,245
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Honduras 8.63%, 11/27/2034 (a)	2,000	2,323
Republic of Iraq 5.80%, 1/15/2028 (e)	1,234	1,228
Republic of Kenya
9.75%, 2/16/2031 (e)	1,200	1,314
7.88%, 10/9/2033 (a)	1,860	1,853
Republic of Montenegro 7.25%, 3/12/2031 (a)	1,100	1,178
Republic of Panama 5.66%, 2/23/2038	717	720
Republic of South Africa
7.10%, 11/19/2036 (a)	2,385	2,564
6.13%, 12/11/2037 (a)	1,515	1,494
Republic of Turkiye (The) 7.13%, 2/12/2032	600	628
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,395	1,436
8.50%, 11/6/2035 (a)	1,922	2,053
Total Foreign Government Securities (Cost $86,729)		86,948
Loan Assignments — 0.2% (c) (j)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031	693	692
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028	1,891	1,889
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030	1,068	1,063
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 8/12/2032	1,043	1,043
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030	1,934	1,931
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030	354	354
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031	990	988
		3,273
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028	1,174	950
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031	794	538
		1,488
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032	672	673
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028	683	682
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/27/2031	1,330	1,325
Software — 0.0% ^
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029	691	432
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031	983	928
		1,360
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/19/2029	1,049	1,035
Total Loan Assignments (Cost $15,365)		14,523
Municipal Bonds — 0.0% (f) (k) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $1,742)	50,821	2,056
	SHARES (000)
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	14	150
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	37	312
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	255

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	252
Total Common Stocks (Cost $455)		714
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	15	224
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (l) (m) (Cost $66,739)	66,724	66,751
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.54%, 7/2/2026 (n) (o) (Cost $11,098)	11,232	11,096
Total Short-Term Investments (Cost $77,837)		77,847
Total Investments — 99.5% (Cost $6,767,911)		6,811,257
Other Assets in Excess of Liabilities — 0.5%		37,425
NET ASSETS — 100.0%		6,848,682

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	February 28, 2026

(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)	Defaulted security.
(h)	Value is zero.
(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2026.
(n)	The rate shown is the effective yield as of February 28, 2026.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	38	06/18/2026	USD	4,619	41
U.S. Treasury 2 Year Note	2,488	06/30/2026	USD	520,575	522
U.S. Treasury 5 Year Note	5,809	06/30/2026	USD	639,716	1,358
					1,921
Short Contracts
U.S. Treasury 10 Year Note	(1,323)	06/18/2026	USD	(150,533)	(653)
U.S. Treasury 10 Year Ultra Note	(581)	06/18/2026	USD	(67,823)	(391)
U.S. Treasury Long Bond	(272)	06/18/2026	USD	(32,215)	(398)
					(1,442)
					479

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V2	5.00	Quarterly	12/20/2030	3.32	USD 58,515	(3,681)	(813)	(4,494)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	257

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	February 28, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$53,072,552	$24,478,863	$165,727	$1,859,371
Investments in affiliates, at value	1,070,292	1,550,277	3,999	102,552
Options purchased, at value	—	—	—	820
Cash	9,905	107	538	592
Foreign currency, at value	5	10,113	2	—
Deposits at broker for futures contracts	56,751	251	—	—
Deposits at broker for centrally cleared swaps	—	1,140	—	—
Receivables:
Investment securities sold	432,618	2,850	2,819	37,708
Investment securities sold — delayed delivery securities	—	—	47	—
Fund shares sold	49,599	42,325	19	1,243
Interest from non-affiliates	327,754	186,111	980	7,920
Dividends from affiliates	3,141	4,222	18	145
Variation margin on futures contracts	13,093	15,925	—	312
Total Assets	55,035,710	26,292,184	174,149	2,010,663
LIABILITIES:
Payables:
Investment securities purchased	61,368	20,090	2,736	—
Investment securities purchased — delayed delivery securities	458,041	399,285	—	48,680
Fund shares redeemed	86,355	39,325	44	57,973
Unrealized depreciation on forward foreign currency exchange contracts	—	13	—	—
Unrealized depreciation on unfunded commitments	—	—	4	—
Options written, at value	—	—	—	482
Accrued liabilities:
Investment advisory fees	10,630	5,654	53	328
Administration fees	830	1,076	—	57
Distribution fees	560	374	8	64
Service fees	3,092	670	13	125
Custodian and accounting fees	423	232	34	27
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	—	— (a)
Other	1,516	990	68	81
Total Liabilities	622,815	467,709	2,960	107,817
Net Assets	$54,412,895	$25,824,475	$171,189	$1,902,846

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	259

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$56,591,045	$27,339,392	$557,387	$2,057,864
Total distributable earnings (loss)	(2,178,150)	(1,514,917)	(386,198)	(155,018)
Total Net Assets	$54,412,895	$25,824,475	$171,189	$1,902,846
Net Assets:
Class A	$2,287,194	$1,682,511	$33,416	$258,127
Class C	147,089	54,319	2,205	12,158
Class I	24,471,174	7,603,652	126,477	720,609
Class R2	45,427	45,088	—	10,282
Class R3	113,174	21,174	—	19,744
Class R4	1,666	10,146	—	8,967
Class R5	177,927	9,555	—	—
Class R6	27,169,244	16,398,030	9,091	872,959
Total	$54,412,895	$25,824,475	$171,189	$1,902,846
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	216,267	226,874	4,316	26,109
Class C	13,777	7,263	286	1,234
Class I	2,315,924	1,025,948	16,334	72,939
Class R2	4,302	6,081	—	1,041
Class R3	10,744	2,861	—	1,999
Class R4	158	1,370	—	907
Class R5	16,872	1,288	—	—
Class R6	2,566,983	2,210,092	1,171	88,383
Net Asset Value (a):
Class A — Redemption price per share	$10.58	$7.42	$7.74	$9.89
Class C — Offering price per share (b)	10.68	7.48	7.71	9.85
Class I — Offering and redemption price per share	10.57	7.41	7.74	9.88
Class R2 — Offering and redemption price per share	10.56	7.41	—	9.88
Class R3 — Offering and redemption price per share	10.53	7.40	—	9.88
Class R4 — Offering and redemption price per share	10.55	7.40	—	9.88
Class R5 — Offering and redemption price per share	10.55	7.42	—	—
Class R6 — Offering and redemption price per share	10.58	7.42	7.76	9.88
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.99	$7.71	$7.92	$10.28
Cost of investments in non-affiliates	$54,133,425	$24,543,309	$180,721	$1,931,153
Cost of investments in affiliates	1,070,074	1,549,979	3,999	102,552
Cost of options purchased	—	—	—	482
Cost of foreign currency	5	10,113	2	—
Premiums received from options written	—	—	—	289

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$6,361,976	$18,253,663	$11,951,845	$6,744,506
Investments in affiliates, at value	415,033	248,086	333,144	66,751
Restricted cash for OTC derivatives	—	31,920	—	—
Restricted cash for delayed delivery securities	—	13,830	—	—
Cash	2,545	1,791	365	2,074
Foreign currency, at value	706	1,140	—	1
Deposits at broker for futures contracts	—	50,021	—	—
Deposits at broker for centrally cleared swaps	2,414	47,714	—	—
Receivables:
Due from custodian	—	54,617	—	—
Investment securities sold	1,268	12,249	69,336	21,629
Investment securities sold — delayed delivery securities	3,998	2,883,007	—	49,687
Fund shares sold	16,402	18,778	19,749	8,353
Interest from non-affiliates	93,414	121,383	76,109	45,913
Dividends from affiliates	1,134	960	1,125	244
Variation margin on futures contracts	—	6,904	479	815
Variation margin on centrally cleared swaps	—	6,487	—	381
Unrealized appreciation on forward foreign currency exchange contracts	—	7,161	—	—
Total Assets	6,898,890	21,759,711	12,452,152	6,940,354
LIABILITIES:
Payables:
Distributions	—	1,948	—	—
TBA short commitments, at value	—	2,902,567	—	—
Investment securities purchased	44,159	77,259	30,390	1,602
Investment securities purchased — delayed delivery securities	45,793	2,307,133	—	82,967
Fund shares redeemed	3,167	38,235	11,493	4,832
Unrealized depreciation on forward foreign currency exchange contracts	—	3,626	—	—
Unrealized depreciation on unfunded commitments	16	10	—	—
Variation margin on centrally cleared swaps	208	—	—	—
Outstanding OTC swap contracts, at value	—	32,448	—	—
Accrued liabilities:
Investment advisory fees	2,069	3,637	1,766	1,217
Administration fees	74	811	511	346
Distribution fees	146	491	177	143
Service fees	183	43	136	122
Custodian and accounting fees	69	189	111	68
Trustees’ and Chief Compliance Officer’s fees	—	1	1	— (a)
Other	396	635	403	375
Total Liabilities	96,280	5,369,033	44,988	91,672
Net Assets	$6,802,610	$16,390,678	$12,407,164	$6,848,682

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	261

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$7,570,459	$17,585,915	$12,598,088	$7,296,608
Total distributable earnings (loss)	(767,849)	(1,195,237)	(190,924)	(447,926)
Total Net Assets	$6,802,610	$16,390,678	$12,407,164	$6,848,682
Net Assets:
Class A	$535,636	$862,921	$828,641	$601,322
Class C	73,637	555,436	32,764	47,217
Class I	987,833	9,719,732	2,087,846	1,982,967
Class R2	2,621	—	—	—
Class R3	334	—	—	—
Class R4	98	—	—	—
Class R5	3,267	—	—	—
Class R6	5,199,184	5,252,589	9,457,913	4,217,176
Total	$6,802,610	$16,390,678	$12,407,164	$6,848,682
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	82,307	99,977	75,759	63,183
Class C	11,277	64,334	2,971	4,975
Class I	150,479	1,127,503	190,579	208,342
Class R2	403	—	—	—
Class R3	51	—	—	—
Class R4	15	—	—	—
Class R5	495	—	—	—
Class R6	791,010	609,197	863,298	443,204
Net Asset Value (a):
Class A — Redemption price per share	$6.51	$8.63	$10.94	$9.52
Class C — Offering price per share (b)	6.53	8.63	11.03	9.49
Class I — Offering and redemption price per share	6.56	8.62	10.96	9.52
Class R2 — Offering and redemption price per share	6.49	—	—	—
Class R3 — Offering and redemption price per share	6.57	—	—	—
Class R4 — Offering and redemption price per share	6.57	—	—	—
Class R5 — Offering and redemption price per share	6.59	—	—	—
Class R6 — Offering and redemption price per share	6.57	8.62	10.96	9.52
Class A maximum sales charge	3.75%	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.76	$8.97	$11.19	$9.74
Cost of investments in non-affiliates	$6,352,926	$18,289,955	$11,872,271	$6,701,172
Cost of investments in affiliates	415,033	248,082	333,144	66,739
Cost of foreign currency	693	1,139	—	1
Proceeds from short TBAs	—	2,880,152	—	—
Net upfront payments/(receipts) on centrally cleared swaps	1,087	(70,858)	—	(3,681)
Net upfront receipts on OTC swap contracts	—	(8,697)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	February 28, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,234,408	$1,231,494	$15,555	$70,424
Interest income from affiliates	81	58	5	—
Dividend income from non-affiliates	—	145	566	—
Dividend income from affiliates	61,050	67,954	423	1,858
Non-cash interest income from non-affiliates	—	—	979	—
Income from securities lending (net) (See Note 2.F.)	—	5	—	—
Foreign taxes withheld (net)	—	88	—	—
Total investment income	2,295,539	1,299,744	17,528	72,282
EXPENSES:
Investment advisory fees	143,426	72,330	1,257	5,460
Administration fees	16,381	13,529	171	1,462
Distribution fees:
Class A	5,624	4,065	99	643
Class C	1,131	451	24	82
Class R2	238	214	—	54
Class R3	255	49	—	66
Service fees:
Class A	5,624	4,065	99	643
Class C	377	150	8	27
Class I	57,534	18,004	340	1,938
Class R2	119	107	—	27
Class R3	255	49	—	66
Class R4	2	26	—	21
Class R5	178	7	—	—
Custodian and accounting fees	1,745	975	135	117
Interest expense to affiliates	204	174	—	3
Professional fees	298	216	125	78
Trustees’ and Chief Compliance Officer’s fees	135	76	25	29
Printing and mailing costs	2,093	747	27	103
Registration and filing fees	957	899	30	136
Transfer agency fees (See Note 2.K.)	620	321	13	83
Other	805	513	12	98
Total expenses	238,001	116,967	2,365	11,136
Less fees waived	(28,271)	(16,928)	(600)	(2,781)
Less expense reimbursements	(114)	—	—	(3)
Net expenses	209,616	100,039	1,765	8,352
Net investment income (loss)	2,085,923	1,199,705	15,763	63,930
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	263

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(127,393)	$(69,701)	$(13,926)	$(43,402)
Investments in affiliates	198	173	—	—
Options purchased	—	—	—	(984)
Futures contracts	114,391	15,884	—	(611)
Foreign currency transactions	—	35	— (a)	—
Forward foreign currency exchange contracts	—	(1,185)	—	—
Options written	—	—	—	703
Swaps	—	—	288	—
Net realized gain (loss)	(12,804)	(54,794)	(13,638)	(44,294)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,254,089	568,126	(1,657)	94,539
Investments in affiliates	(216)	(111)	—	—
Options purchased	—	—	—	338
Futures contracts	(18,160)	3,818	—	79
Foreign currency translations	1	3	1	—
Forward foreign currency exchange contracts	—	(51)	—	—
Options written	—	—	—	(193)
Unfunded commitments	—	—	(4)	—
Change in net unrealized appreciation/depreciation	1,235,714	571,785	(1,660)	94,763
Net realized/unrealized gains (losses)	1,222,910	516,991	(15,298)	50,469
Change in net assets resulting from operations	$3,308,833	$1,716,696	$465	$114,399

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$434,218	$898,278	$493,658	$240,891
Interest income from affiliates	10	91	1	2
Dividend income from non-affiliates	7,547	256	—	—
Dividend income from affiliates	14,393	13,675	14,694	7,549
Total investment income	456,168	912,300	508,353	248,442
EXPENSES:
Investment advisory fees	32,323	43,529	24,467	13,055
Administration fees	4,849	9,759	8,063	3,917
Distribution fees:
Class A	1,311	1,904	1,964	1,472
Class C	500	4,897	264	388
Class R2	13	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	1,311	1,904	1,964	1,472
Class C	167	1,632	88	129
Class I	2,199	22,642	5,008	4,644
Class R2	7	—	—	—
Class R3	1	—	—	—
Class R4	— (a)	—	—	—
Class R5	4	—	—	—
Custodian and accounting fees	284	802	502	261
Interest expense to affiliates	6	278	8	4
Professional fees	239	238	118	142
Trustees’ and Chief Compliance Officer’s fees	38	57	49	36
Printing and mailing costs	254	363	192	100
Registration and filing fees	314	1,015	538	68
Transfer agency fees (See Note 2.K.)	98	126	121	53
Other	61	131	123	66
Total expenses	43,980	89,277	43,469	25,807
Less fees waived	(9,278)	(25,030)	(9,098)	(5,390)
Less expense reimbursements	(41)	—	—	—
Net expenses	34,661	64,247	34,371	20,417
Net investment income (loss)	421,507	848,053	473,982	228,025

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	265

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(53,656)	$(90,144)	$24,489	$(2,304)
Investments in affiliates	—	(51)	—	23
Options purchased	—	(12,134)	—	—
Futures contracts	—	17,528	(14,534)	3,209
Foreign currency transactions	24	16	—	1
Forward foreign currency exchange contracts	—	(39,154)	—	—
Swaps	1,216	(44,330)	—	935
Net realized gain (loss)	(52,416)	(168,269)	9,955	1,864
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	89,304	260,770	75,294	92,382
Investments in affiliates	—	(2)	—	(4)
Futures contracts	—	3,907	1,079	(1,009)
Foreign currency translations	165	22	—	1
Forward foreign currency exchange contracts	—	3,535	—	—
Swaps	1,710	5,658	—	(231)
Unfunded commitments	(16)	(10)	—	—
Change in net unrealized appreciation/depreciation	91,163	273,880	76,373	91,139
Net realized/unrealized gains (losses)	38,747	105,611	86,328	93,003
Change in net assets resulting from operations	$460,254	$953,664	$560,310	$321,028
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,085,923	$1,901,033	$1,199,705	$1,036,406
Net realized gain (loss)	(12,804)	(262,315)	(54,794)	(265,925)
Change in net unrealized appreciation/depreciation	1,235,714	1,207,256	571,785	651,086
Change in net assets resulting from operations	3,308,833	2,845,974	1,716,696	1,421,567
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(84,318)	(80,305)	(75,230)	(69,549)
Class C	(4,744)	(4,945)	(2,350)	(2,612)
Class I	(922,963)	(835,932)	(354,574)	(305,275)
Class R2	(1,623)	(1,651)	(1,821)	(1,612)
Class R3	(3,805)	(2,097)	(887)	(743)
Class R4	(34)	(30)	(487)	(338)
Class R5	(7,231)	(7,295)	(370)	(113)
Class R6	(1,062,383)	(964,725)	(758,419)	(649,749)
Total distributions to shareholders	(2,087,101)	(1,896,980)	(1,194,138)	(1,029,991)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,242,673	4,467,415	2,537,630	3,120,920
NET ASSETS:
Change in net assets	4,464,405	5,416,409	3,060,188	3,512,496
Beginning of period	49,948,490	44,532,081	22,764,287	19,251,791
End of period	$54,412,895	$49,948,490	$25,824,475	$22,764,287
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	267

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,763	$24,940	$63,930	$55,798
Net realized gain (loss)	(13,638)	(604)	(44,294)	(557)
Change in net unrealized appreciation/depreciation	(1,660)	(4,590)	94,763	48,130
Change in net assets resulting from operations	465	19,746	114,399	103,371
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,841)	(3,926)	(7,746)	(6,896)
Class C	(212)	(370)	(277)	(275)
Class I	(10,034)	(14,710)	(25,197)	(24,079)
Class R2	—	—	(285)	(278)
Class R3	—	—	(729)	(968)
Class R4	—	—	(262)	(176)
Class R6	(3,617)	(8,989)	(29,401)	(23,065)
Total distributions to shareholders	(16,704)	(27,995)	(63,897)	(55,737)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(105,489)	(3,728)	(145,905)	137,932
NET ASSETS:
Change in net assets	(121,728)	(11,977)	(95,403)	185,566
Beginning of period	292,917	304,894	1,998,249	1,812,683
End of period	$171,189	$292,917	$1,902,846	$1,998,249
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$421,507	$372,223	$848,053	$599,687
Net realized gain (loss)	(52,416)	(45,068)	(168,269)	(146,181)
Change in net unrealized appreciation/depreciation	91,163	207,574	273,880	437,902
Change in net assets resulting from operations	460,254	534,729	953,664	891,408
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(33,131)	(33,459)	(43,689)	(31,967)
Class C	(3,867)	(3,223)	(33,909)	(28,549)
Class I	(57,783)	(61,152)	(541,347)	(397,825)
Class R2	(162)	(193)	—	—
Class R3	(20)	(23)	—	—
Class R4	(6)	(6)	—	—
Class R5	(277)	(289)	—	—
Class R6	(332,831)	(290,952)	(241,546)	(151,379)
Total distributions to shareholders	(428,077)	(389,297)	(860,491)	(609,720)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,312,567	474,385	3,390,934	3,378,295
NET ASSETS:
Change in net assets	1,344,744	619,817	3,484,107	3,659,983
Beginning of period	5,457,866	4,838,049	12,906,571	9,246,588
End of period	$6,802,610	$5,457,866	$16,390,678	$12,906,571
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	269

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$473,982	$378,388	$228,025	$151,974
Net realized gain (loss)	9,955	(7,079)	1,864	(22,192)
Change in net unrealized appreciation/depreciation	76,373	162,577	91,139	125,827
Change in net assets resulting from operations	560,310	533,886	321,028	255,609
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(31,159)	(26,475)	(23,612)	(17,731)
Class C	(1,201)	(1,065)	(1,810)	(1,417)
Class I	(84,485)	(75,101)	(79,314)	(65,381)
Class R6	(355,309)	(272,349)	(121,166)	(67,491)
Total distributions to shareholders	(472,154)	(374,990)	(225,902)	(152,020)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,052,153	2,543,039	2,840,968	65,382
NET ASSETS:
Change in net assets	2,140,309	2,701,935	2,936,094	168,971
Beginning of period	10,266,855	7,564,920	3,912,588	3,743,617
End of period	$12,407,164	$10,266,855	$6,848,682	$3,912,588
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$455,757	$517,280	$325,285	$397,791
Distributions reinvested	82,834	78,626	73,588	67,891
Cost of shares redeemed	(541,592)	(491,715)	(355,110)	(320,585)
Change in net assets resulting from Class A capital transactions	(3,001)	104,191	43,763	145,097
Class C
Proceeds from shares issued	34,237	50,462	7,012	25,508
Distributions reinvested	4,627	4,839	2,345	2,599
Cost of shares redeemed	(54,495)	(59,456)	(24,510)	(26,322)
Change in net assets resulting from Class C capital transactions	(15,631)	(4,155)	(15,153)	1,785
Class I
Proceeds from shares issued	6,845,623	7,718,608	2,510,334	3,189,629
Distributions reinvested	887,680	805,649	320,080	278,046
Cost of shares redeemed	(6,075,236)	(6,267,738)	(2,458,325)	(1,792,271)
Change in net assets resulting from Class I capital transactions	1,658,067	2,256,519	372,089	1,675,404
Class R2
Proceeds from shares issued	9,660	12,089	8,829	10,127
Distributions reinvested	1,617	1,646	1,817	1,609
Cost of shares redeemed	(16,849)	(10,590)	(6,355)	(8,489)
Change in net assets resulting from Class R2 capital transactions	(5,572)	3,145	4,291	3,247
Class R3
Proceeds from shares issued	80,727	21,452	10,174	10,989
Distributions reinvested	1,368	1,184	764	659
Cost of shares redeemed	(31,051)	(20,531)	(8,015)	(7,935)
Change in net assets resulting from Class R3 capital transactions	51,044	2,105	2,923	3,713
Class R4
Proceeds from shares issued	1,548	516	2,466	13,547
Distributions reinvested	34	30	487	338
Cost of shares redeemed	(297)	(579)	(4,430)	(6,788)
Change in net assets resulting from Class R4 capital transactions	1,285	(33)	(1,477)	7,097
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	271

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$41,473	$84,914	$6,439	$5,565
Distributions reinvested	4,199	4,450	370	112
Cost of shares redeemed	(61,495)	(103,834)	(2,323)	(1,729)
Change in net assets resulting from Class R5 capital transactions	(15,823)	(14,470)	4,486	3,948
Class R6
Proceeds from shares issued	5,700,381	5,497,791	4,001,859	2,682,355
Distributions reinvested	1,024,188	935,955	740,575	633,702
Cost of shares redeemed	(5,152,265)	(4,313,633)	(2,615,726)	(2,035,428)
Change in net assets resulting from Class R6 capital transactions	1,572,304	2,120,113	2,126,708	1,280,629
Total change in net assets resulting from capital transactions	$3,242,673	$4,467,415	$2,537,630	$3,120,920
SHARE TRANSACTIONS:
Class A
Issued	43,924	50,506	44,697	55,073
Reinvested	7,989	7,711	10,121	9,449
Redeemed	(52,242)	(48,166)	(48,825)	(44,551)
Change in Class A Shares	(329)	10,051	5,993	19,971
Class C
Issued	3,267	4,843	954	3,487
Reinvested	442	470	320	359
Redeemed	(5,211)	(5,766)	(3,349)	(3,635)
Change in Class C Shares	(1,502)	(453)	(2,075)	211
Class I
Issued	660,460	754,920	345,535	440,620
Reinvested	85,658	79,076	44,041	38,725
Redeemed	(586,709)	(614,531)	(338,405)	(249,500)
Change in Class I Shares	159,409	219,465	51,171	229,845
Class R2
Issued	933	1,184	1,216	1,403
Reinvested	156	162	250	224
Redeemed	(1,629)	(1,039)	(872)	(1,174)
Change in Class R2 Shares	(540)	307	594	453
Class R3
Issued	7,844	2,105	1,396	1,504
Reinvested	133	117	105	92
Redeemed	(3,004)	(2,025)	(1,102)	(1,105)
Change in Class R3 Shares	4,973	197	399	491
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	148	51	339	1,893
Reinvested	3	3	67	47
Redeemed	(29)	(56)	(612)	(939)
Change in Class R4 Shares	122	(2)	(206)	1,001
Class R5
Issued	4,007	8,277	886	767
Reinvested	407	437	51	16
Redeemed	(5,947)	(10,245)	(319)	(238)
Change in Class R5 Shares	(1,533)	(1,531)	618	545
Class R6
Issued	549,276	536,096	550,202	372,830
Reinvested	98,686	91,726	101,762	88,175
Redeemed	(497,614)	(422,290)	(359,394)	(282,457)
Change in Class R6 Shares	150,348	205,532	292,570	178,548
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	273

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,521	$17,264	$62,794	$57,002
Distributions reinvested	2,797	3,879	5,595	4,922
Cost of shares redeemed	(18,122)	(19,097)	(73,963)	(81,336)
Change in net assets resulting from Class A capital transactions	(9,804)	2,046	(5,574)	(19,412)
Class C
Proceeds from shares issued	330	1,813	4,727	2,051
Distributions reinvested	211	370	266	263
Cost of shares redeemed	(2,371)	(2,226)	(4,767)	(5,922)
Change in net assets resulting from Class C capital transactions	(1,830)	(43)	226	(3,608)
Class I
Proceeds from shares issued	39,783	35,164	351,583	327,334
Distributions reinvested	9,849	14,521	22,897	21,422
Cost of shares redeemed	(59,440)	(64,370)	(492,194)	(321,624)
Change in net assets resulting from Class I capital transactions	(9,808)	(14,685)	(117,714)	27,132
Class R2
Proceeds from shares issued	—	—	2,615	5,029
Distributions reinvested	—	—	272	267
Cost of shares redeemed	—	—	(5,702)	(6,691)
Change in net assets resulting from Class R2 capital transactions	—	—	(2,815)	(1,395)
Class R3
Proceeds from shares issued	—	—	9,013	12,647
Distributions reinvested	—	—	165	177
Cost of shares redeemed	—	—	(29,330)	(11,964)
Change in net assets resulting from Class R3 capital transactions	—	—	(20,152)	860
Class R4
Proceeds from shares issued	—	—	5,917	1,283
Distributions reinvested	—	—	262	176
Cost of shares redeemed	—	—	(3,861)	(1,799)
Change in net assets resulting from Class R4 capital transactions	—	—	2,318	(340)
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$3,685	$25,741	$303,766	$336,612
Distributions reinvested	3,617	8,989	22,142	17,938
Cost of shares redeemed	(91,349)	(25,776)	(328,102)	(219,855)
Change in net assets resulting from Class R6 capital transactions	(84,047)	8,954	(2,194)	134,695
Total change in net assets resulting from capital transactions	$(105,489)	$(3,728)	$(145,905)	$137,932
SHARE TRANSACTIONS:
Class A
Issued	685	2,029	6,491	5,994
Reinvested	349	458	578	520
Redeemed	(2,255)	(2,244)	(7,645)	(8,565)
Change in Class A Shares	(1,221)	243	(576)	(2,051)
Class C
Issued	41	214	487	215
Reinvested	26	44	28	28
Redeemed	(297)	(263)	(496)	(627)
Change in Class C Shares	(230)	(5)	19	(384)
Class I
Issued	4,960	4,120	36,555	34,545
Reinvested	1,231	1,715	2,367	2,262
Redeemed	(7,393)	(7,578)	(51,053)	(33,941)
Change in Class I Shares	(1,202)	(1,743)	(12,131)	2,866
Class R2
Issued	—	—	272	532
Reinvested	—	—	28	28
Redeemed	—	—	(594)	(709)
Change in Class R2 Shares	—	—	(294)	(149)
Class R3
Issued	—	—	936	1,335
Reinvested	—	—	17	19
Redeemed	—	—	(3,068)	(1,259)
Change in Class R3 Shares	—	—	(2,115)	95
Class R4
Issued	—	—	613	136
Reinvested	—	—	27	18
Redeemed	—	—	(398)	(190)
Change in Class R4 Shares	—	—	242	(36)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	275

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	460	3,026	31,402	35,509
Reinvested	449	1,062	2,290	1,896
Redeemed	(11,403)	(3,022)	(33,985)	(23,204)
Change in Class R6 Shares	(10,494)	1,066	(293)	14,201
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$172,656	$188,440	$354,017	$232,004
Distributions reinvested	32,818	33,069	43,213	31,543
Cost of shares redeemed	(181,386)	(166,296)	(189,473)	(144,099)
Change in net assets resulting from Class A capital transactions	24,088	55,213	207,757	119,448
Class C
Proceeds from shares issued	29,999	36,410	186,137	183,239
Distributions reinvested	3,850	3,195	33,715	28,290
Cost of shares redeemed	(20,449)	(16,719)	(285,320)	(152,591)
Change in net assets resulting from Class C capital transactions	13,400	22,886	(65,468)	58,938
Class I
Proceeds from shares issued	696,750	407,916	4,119,516	3,849,617
Distributions reinvested	56,267	59,857	524,877	383,160
Cost of shares redeemed	(583,320)	(469,155)	(3,456,226)	(1,941,229)
Change in net assets resulting from Class I capital transactions	169,697	(1,382)	1,188,167	2,291,548
Class R2
Proceeds from shares issued	593	919	—	—
Distributions reinvested	161	192	—	—
Cost of shares redeemed	(899)	(1,305)	—	—
Change in net assets resulting from Class R2 capital transactions	(145)	(194)	—	—
Class R3
Proceeds from shares issued	22	45	—	—
Distributions reinvested	20	23	—	—
Cost of shares redeemed	(50)	(86)	—	—
Change in net assets resulting from Class R3 capital transactions	(8)	(18)	—	—
Class R4
Proceeds from shares issued	29	5	—	—
Distributions reinvested	5	6	—	—
Cost of shares redeemed	(10)	(18)	—	—
Change in net assets resulting from Class R4 capital transactions	24	(7)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	277

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,767	$1,149	$—	$—
Distributions reinvested	270	250	—	—
Cost of shares redeemed	(2,437)	(1,558)	—	—
Change in net assets resulting from Class R5 capital transactions	(400)	(159)	—	—
Class R6
Proceeds from shares issued	1,778,667	975,765	2,697,312	1,207,408
Distributions reinvested	331,390	289,349	239,945	150,091
Cost of shares redeemed	(1,004,146)	(867,068)	(876,779)	(449,138)
Change in net assets resulting from Class R6 capital transactions	1,105,911	398,046	2,060,478	908,361
Total change in net assets resulting from capital transactions	$1,312,567	$474,385	$3,390,934	$3,378,295
SHARE TRANSACTIONS:
Class A
Issued	26,659	29,302	41,269	27,307
Reinvested	5,063	5,153	5,025	3,716
Redeemed	(28,008)	(25,898)	(22,081)	(17,009)
Change in Class A Shares	3,714	8,557	24,213	14,014
Class C
Issued	4,607	5,630	21,765	21,508
Reinvested	592	495	3,920	3,333
Redeemed	(3,150)	(2,579)	(33,196)	(18,007)
Change in Class C Shares	2,049	3,546	(7,511)	6,834
Class I
Issued	106,975	63,087	480,434	453,343
Reinvested	8,606	9,260	61,116	45,192
Redeemed	(90,340)	(72,228)	(403,065)	(229,482)
Change in Class I Shares	25,241	119	138,485	269,053
Class R2
Issued	91	144	—	—
Reinvested	25	30	—	—
Redeemed	(139)	(204)	—	—
Change in Class R2 Shares	(23)	(30)	—	—
Class R3
Issued	4	7	—	—
Reinvested	3	4	—	—
Redeemed	(8)	(14)	—	—
Change in Class R3 Shares	(1)	(3)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	5	1	—	—
Reinvested	1	1	—	—
Redeemed	(2)	(4)	—	—
Change in Class R4 Shares	4	(2)	—	—
Class R5
Issued	267	178	—	—
Reinvested	41	38	—	—
Redeemed	(369)	(239)	—	—
Change in Class R5 Shares	(61)	(23)	—	—
Class R6
Issued	274,393	150,475	314,199	142,069
Reinvested	50,633	44,665	27,922	17,700
Redeemed	(153,328)	(132,584)	(102,334)	(53,073)
Change in Class R6 Shares	171,698	62,556	239,787	106,696
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	279

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$401,446	$426,162	$177,977	$278,367
Distributions reinvested	31,020	26,263	23,593	17,714
Cost of shares redeemed	(344,911)	(373,263)	(149,049)	(156,338)
Change in net assets resulting from Class A capital transactions	87,555	79,162	52,521	139,743
Class C
Proceeds from shares issued	10,844	16,055	10,747	29,502
Distributions reinvested	1,201	1,065	1,810	1,415
Cost of shares redeemed	(13,624)	(15,093)	(16,352)	(13,874)
Change in net assets resulting from Class C capital transactions	(1,579)	2,027	(3,795)	17,043
Class I
Proceeds from shares issued	787,219	791,620	617,139	473,273
Distributions reinvested	82,684	73,268	78,899	64,515
Cost of shares redeemed	(672,534)	(706,593)	(404,444)	(578,912)
Change in net assets resulting from Class I capital transactions	197,369	158,295	291,594	(41,124)
Class R6
Proceeds from shares issued	5,232,271	4,403,636	2,836,204	207,750
Distributions reinvested	351,824	269,638	120,818	67,220
Cost of shares redeemed	(3,815,287)	(2,369,719)	(456,374)	(325,250)
Change in net assets resulting from Class R6 capital transactions	1,768,808	2,303,555	2,500,648	(50,280)
Total change in net assets resulting from capital transactions	$2,052,153	$2,543,039	$2,840,968	$65,382
SHARE TRANSACTIONS:
Class A
Issued	36,833	39,529	18,912	30,092
Reinvested	2,850	2,442	2,502	1,920
Redeemed	(31,644)	(34,644)	(15,799)	(16,917)
Change in Class A Shares	8,039	7,327	5,615	15,095
Class C
Issued	989	1,478	1,150	3,201
Reinvested	109	98	193	154
Redeemed	(1,240)	(1,392)	(1,739)	(1,504)
Change in Class C Shares	(142)	184	(396)	1,851
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	72,141	73,392	65,558	51,144
Reinvested	7,584	6,803	8,367	6,996
Redeemed	(61,638)	(65,511)	(42,892)	(62,800)
Change in Class I Shares	18,087	14,684	31,033	(4,660)
Class R6
Issued	479,100	408,038	300,450	22,474
Reinvested	32,268	25,024	12,801	7,293
Redeemed	(349,606)	(219,555)	(48,299)	(35,039)
Change in Class R6 Shares	161,762	213,507	264,952	(5,272)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	281

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Year Ended February 28, 2026	$10.33	$0.39	$0.25	$0.64	$(0.39)	$—	$(0.39)
Year Ended February 28, 2025	10.12	0.38	0.21	0.59	(0.38)	—	(0.38)
Year Ended February 29, 2024	10.16	0.35	(0.05)	0.30	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	—(d )	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Class C
Year Ended February 28, 2026	10.43	0.33	0.25	0.58	(0.33)	—	(0.33)
Year Ended February 28, 2025	10.21	0.32	0.22	0.54	(0.32)	—	(0.32)
Year Ended February 29, 2024	10.25	0.29	(0.05)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	—(d )	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Class I
Year Ended February 28, 2026	10.32	0.41	0.26	0.67	(0.42)	—	(0.42)
Year Ended February 28, 2025	10.11	0.40	0.21	0.61	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.15	0.37	(0.04)	0.33	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	—(d )	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Class R2
Year Ended February 28, 2026	10.32	0.35	0.24	0.59	(0.35)	—	(0.35)
Year Ended February 28, 2025	10.11	0.34	0.21	0.55	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.15	0.31	(0.04)	0.27	(0.31)	—	(0.31)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	—(d )	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Class R3
Year Ended February 28, 2026	10.29	0.38	0.24	0.62	(0.38)	—	(0.38)
Year Ended February 28, 2025	10.08	0.37	0.21	0.58	(0.37)	—	(0.37)
Year Ended February 29, 2024	10.13	0.34	(0.06)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	—(d )	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Class R4
Year Ended February 28, 2026	10.30	0.41	0.25	0.66	(0.41)	—	(0.41)
Year Ended February 28, 2025	10.10	0.40	0.20	0.60	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.14	0.36	(0.05)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	—(d )	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Class R5
Year Ended February 28, 2026	10.30	0.42	0.25	0.67	(0.42)	—	(0.42)
Year Ended February 28, 2025	10.09	0.41	0.21	0.62	(0.41)	—	(0.41)
Year Ended February 29, 2024	10.14	0.38	(0.06)	0.32	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	—(d )	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Class R6
Year Ended February 28, 2026	10.34	0.43	0.24	0.67	(0.43)	—	(0.43)
Year Ended February 28, 2025	10.13	0.42	0.21	0.63	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.17	0.39	(0.05)	0.34	(0.38)	—	(0.38)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	—(d )	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.58	6.33%	$2,287,194	0.73%	3.75%	0.83%	33%
10.33	5.93	2,237,963	0.74	3.71	0.83	30
10.12	3.04	2,090,147	0.74	3.42	0.84	14
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59

10.68	5.68	147,089	1.28	3.20	1.33	33
10.43	5.36	159,309	1.32	3.13	1.33	30
10.21	2.40	160,593	1.34	2.82	1.34	14
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59

10.57	6.60	24,471,174	0.48	4.00	0.57	33
10.32	6.20	22,263,080	0.49	3.96	0.58	30
10.11	3.30	19,585,998	0.49	3.69	0.59	14
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59

10.56	5.88	45,427	1.07	3.41	1.09	33
10.32	5.58	49,951	1.08	3.37	1.09	30
10.11	2.68	45,828	1.10	3.06	1.10	14
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59

10.53	6.18	113,174	0.81	3.67	0.83	33
10.29	5.87	59,394	0.82	3.63	0.83	30
10.08	2.86	56,197	0.83	3.35	0.84	14
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59

10.55	6.54	1,666	0.56	3.92	0.58	33
10.30	6.02	365	0.57	3.87	0.58	30
10.10	3.09	385	0.62	3.55	0.63	14
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59

10.55	6.69	177,927	0.41	4.07	0.43	33
10.30	6.28	189,652	0.42	4.03	0.43	30
10.09	3.27	201,222	0.43	3.73	0.44	14
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59

10.58	6.67	27,169,244	0.31	4.17	0.33	33
10.34	6.37	24,988,776	0.32	4.13	0.33	30
10.13	3.46	22,391,711	0.33	3.84	0.34	14
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	283

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Year Ended February 28, 2026	$7.27	$0.34	$0.15	$0.49	$(0.34)	$—	$(0.34)
Year Ended February 28, 2025	7.12	0.33	0.15	0.48	(0.33)	—	(0.33)
Year Ended February 29, 2024	7.15	0.28	(0.03)	0.25	(0.28)	—	(0.28)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Class C
Year Ended February 28, 2026	7.32	0.29	0.16	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2025	7.18	0.29	0.13	0.42	(0.28)	—	(0.28)
Year Ended February 29, 2024	7.20	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Class I
Year Ended February 28, 2026	7.26	0.36	0.15	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.12	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.31	(0.04)	0.27	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Class R2
Year Ended February 28, 2026	7.26	0.31	0.15	0.46	(0.31)	—	(0.31)
Year Ended February 28, 2025	7.12	0.30	0.14	0.44	(0.30)	—	(0.30)
Year Ended February 29, 2024	7.15	0.26	(0.03)	0.23	(0.26)	—	(0.26)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Class R3
Year Ended February 28, 2026	7.25	0.33	0.15	0.48	(0.33)	—	(0.33)
Year Ended February 28, 2025	7.11	0.32	0.14	0.46	(0.32)	—	(0.32)
Year Ended February 29, 2024	7.14	0.28	(0.04)	0.24	(0.27)	—	(0.27)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Class R4
Year Ended February 28, 2026	7.25	0.35	0.15	0.50	(0.35)	—	(0.35)
Year Ended February 28, 2025	7.11	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 29, 2024	7.14	0.29	(0.03)	0.26	(0.29)	—	(0.29)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Class R5
Year Ended February 28, 2026	7.27	0.36	0.15	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.13	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.30	(0.02)	0.28	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Class R6
Year Ended February 28, 2026	7.27	0.37	0.14	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.13	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.16	0.31	(0.03)	0.28	(0.31)	—	(0.31)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

284

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$7.42	6.89%	$1,682,511	0.74%	4.65%	0.87%	62%
7.27	6.85	1,604,871	0.73	4.58	0.88	91
7.12	3.63	1,431,467	0.74	3.96	0.89	51
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64

7.48	6.30	54,319	1.37	4.02	1.38	62
7.32	5.98	68,388	1.37	3.95	1.38	91
7.18	3.07	65,518	1.38	3.33	1.39	51
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64

7.41	7.21	7,603,652	0.45	4.94	0.62	62
7.26	7.02	7,078,278	0.44	4.88	0.63	91
7.12	3.93	5,304,373	0.45	4.30	0.63	51
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64

7.41	6.49	45,088	1.12	4.27	1.14	62
7.26	6.30	39,865	1.12	4.19	1.14	91
7.12	3.22	35,868	1.14	3.59	1.15	51
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64

7.40	6.77	21,174	0.87	4.52	0.88	62
7.25	6.58	17,859	0.87	4.45	0.89	91
7.11	3.49	14,013	0.89	3.89	0.91	51
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64

7.40	7.04	10,146	0.61	4.78	0.63	62
7.25	6.85	11,427	0.62	4.73	0.64	91
7.11	3.74	4,090	0.64	4.06	0.65	51
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64

7.42	7.19	9,555	0.46	4.94	0.47	62
7.27	6.99	4,870	0.48	4.88	0.49	91
7.13	3.99	891	0.47	4.19	0.48	51
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64

7.42	7.30	16,398,030	0.36	5.03	0.37	62
7.27	7.10	13,938,729	0.36	4.95	0.38	91
7.13	4.01	12,395,571	0.37	4.37	0.38	51
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64

285

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Year Ended February 28, 2026	$8.31	$0.54	$(0.53)	$0.01	$(0.58)	$7.74
Year Ended February 28, 2025	8.54	0.64	(0.14)	0.50	(0.73)	8.31
Year Ended February 29, 2024	8.50	0.66	0.04	0.70	(0.66)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Class C
Year Ended February 28, 2026	8.27	0.50	(0.52)	(0.02)	(0.54)	7.71
Year Ended February 28, 2025	8.51	0.59	(0.14)	0.45	(0.69)	8.27
Year Ended February 29, 2024	8.47	0.61	0.05	0.66	(0.62)	8.51
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Class I
Year Ended February 28, 2026	8.31	0.55	(0.52)	0.03	(0.60)	7.74
Year Ended February 28, 2025	8.54	0.67	(0.15)	0.52	(0.75)	8.31
Year Ended February 29, 2024	8.50	0.68	0.04	0.72	(0.68)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Class R6
Year Ended February 28, 2026	8.31	0.57	(0.51)	0.06	(0.61)	7.76
Year Ended February 28, 2025	8.54	0.68	(0.15)	0.53	(0.76)	8.31
Year Ended February 29, 2024	8.50	0.69	0.04	0.73	(0.69)	8.54
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

286

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

0.12%	$33,416	0.99%	6.68%	1.30%	17%
6.07	46,007	0.98	7.55	1.27	44
8.59	45,226	0.99	7.74	1.29	40
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40

(0.26)	2,205	1.49	6.20	1.81	17
5.44	4,265	1.48	7.00	1.78	44
8.08	4,430	1.49	7.22	1.81	40
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40

0.37	126,477	0.74	6.91	1.03	17
6.33	145,693	0.73	7.81	1.01	44
8.86	164,684	0.74	7.98	1.03	40
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40

0.73	9,091	0.64	7.10	0.78	17
6.43	96,952	0.63	7.99	0.76	44
8.97	90,554	0.64	8.11	0.78	40
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40

287

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Government Bond Fund
Class A
Year Ended February 28, 2026	$9.63	$0.29	$0.26	$0.55	$(0.29)
Year Ended February 28, 2025	9.39	0.25	0.24	0.49	(0.25)
Year Ended February 29, 2024	9.43	0.23	(0.04)	0.19	(0.23)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)
Class C
Year Ended February 28, 2026	9.59	0.24	0.26	0.50	(0.24)
Year Ended February 28, 2025	9.36	0.20	0.23	0.43	(0.20)
Year Ended February 29, 2024	9.40	0.18	(0.04)	0.14	(0.18)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)
Class I
Year Ended February 28, 2026	9.62	0.31	0.27	0.58	(0.32)
Year Ended February 28, 2025	9.38	0.27	0.24	0.51	(0.27)
Year Ended February 29, 2024	9.42	0.25	(0.04)	0.21	(0.25)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)
Class R2
Year Ended February 28, 2026	9.61	0.26	0.27	0.53	(0.26)
Year Ended February 28, 2025	9.38	0.22	0.23	0.45	(0.22)
Year Ended February 29, 2024	9.42	0.19	(0.04)	0.15	(0.19)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)
Class R3
Year Ended February 28, 2026	9.62	0.28	0.26	0.54	(0.28)
Year Ended February 28, 2025	9.38	0.24	0.24	0.48	(0.24)
Year Ended February 29, 2024	9.42	0.21	(0.03)	0.18	(0.22)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)
Class R4
Year Ended February 28, 2026	9.62	0.31	0.26	0.57	(0.31)
Year Ended February 28, 2025	9.38	0.26	0.24	0.50	(0.26)
Year Ended February 29, 2024	9.42	0.24	(0.04)	0.20	(0.24)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)

288

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.89	5.84%	$258,127	0.70%	3.01%	0.90%	35%
9.63	5.29	256,861	0.69	2.64	0.89	10
9.39	2.00	269,764	0.69	2.41	0.90	12
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7

9.85	5.33	12,158	1.20	2.51	1.41	35
9.59	4.67	11,659	1.19	2.14	1.39	10
9.36	1.49	14,962	1.19	1.92	1.41	12
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7

9.88	6.11	720,609	0.45	3.26	0.64	35
9.62	5.56	818,219	0.44	2.89	0.63	10
9.38	2.26	771,234	0.44	2.66	0.64	12
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7

9.88	5.58	10,282	1.05	2.65	1.18	35
9.61	4.82	12,843	1.04	2.29	1.15	10
9.38	1.65	13,919	1.04	2.05	1.18	12
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7

9.88	5.70	19,744	0.80	2.90	0.89	35
9.62	5.19	39,559	0.79	2.54	0.88	10
9.38	1.90	37,702	0.79	2.27	0.89	12
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7

9.88	6.00	8,967	0.55	3.16	0.65	35
9.62	5.45	6,393	0.54	2.79	0.63	10
9.38	2.16	6,579	0.54	2.56	0.65	12
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7

289

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Government Bond Fund (continued)
Class R6
Year Ended February 28, 2026	$9.62	$0.33	$0.26	$0.59	$(0.33)
Year Ended February 28, 2025	9.38	0.29	0.24	0.53	(0.29)
Year Ended February 29, 2024	9.42	0.26	(0.04)	0.22	(0.26)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

290

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.88	6.27%	$872,959	0.30%	3.41%	0.39%	35%
9.62	5.72	852,715	0.29	3.04	0.38	10
9.38	2.42	698,523	0.29	2.81	0.39	12
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7

291

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Fund
Class A
Year Ended February 28, 2026	$6.50	$0.40	$0.02	$0.42	$(0.41)
Year Ended February 28, 2025	6.33	0.43	0.19	0.62	(0.45)
Year Ended February 29, 2024	6.18	0.38	0.16	0.54	(0.39)
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)
Class C
Year Ended February 28, 2026	6.52	0.37	0.02	0.39	(0.38)
Year Ended February 28, 2025	6.35	0.40	0.19	0.59	(0.42)
Year Ended February 29, 2024	6.20	0.36	0.15	0.51	(0.36)
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)
Class I
Year Ended February 28, 2026	6.55	0.42	0.02	0.44	(0.43)
Year Ended February 28, 2025	6.38	0.44	0.20	0.64	(0.47)
Year Ended February 29, 2024	6.22	0.40	0.17	0.57	(0.41)
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)
Class R2
Year Ended February 28, 2026	6.48	0.38	0.02	0.40	(0.39)
Year Ended February 28, 2025	6.32	0.40	0.19	0.59	(0.43)
Year Ended February 29, 2024	6.17	0.36	0.16	0.52	(0.37)
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)
Class R3
Year Ended February 28, 2026	6.55	0.40	0.02	0.42	(0.40)
Year Ended February 28, 2025	6.38	0.42	0.19	0.61	(0.44)
Year Ended February 29, 2024	6.23	0.38	0.16	0.54	(0.39)
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)
Class R4
Year Ended February 28, 2026	6.55	0.42	0.02	0.44	(0.42)
Year Ended February 28, 2025	6.38	0.44	0.19	0.63	(0.46)
Year Ended February 29, 2024	6.23	0.40	0.15	0.55	(0.40)
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)
Class R5
Year Ended February 28, 2026	6.57	0.43	0.02	0.45	(0.43)
Year Ended February 28, 2025	6.40	0.45	0.19	0.64	(0.47)
Year Ended February 29, 2024	6.25	0.41	0.15	0.56	(0.41)
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)
Class R6
Year Ended February 28, 2026	6.56	0.43	0.02	0.45	(0.44)
Year Ended February 28, 2025	6.38	0.46	0.20	0.66	(0.48)
Year Ended February 29, 2024	6.23	0.41	0.16	0.57	(0.42)
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

292

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$6.51	6.68%	$535,636	0.87%	6.18%	1.10%	28%
6.50	10.15	510,557	0.89	6.63	1.10	26
6.33	9.17	443,254	0.90	6.22	1.10	25
6.18	(5.70)	406,279	0.90	5.58	1.10	34
6.95	2.19	446,823	0.97	4.31	1.10	27

6.53	6.13	73,637	1.37	5.68	1.60	28
6.52	9.58	60,142	1.39	6.22	1.60	26
6.35	8.60	36,075	1.40	5.72	1.60	25
6.20	(6.16)	30,659	1.40	5.02	1.60	34
6.97	1.66	42,181	1.47	3.81	1.60	27

6.56	6.89	987,833	0.62	6.43	0.84	28
6.55	10.34	820,139	0.64	6.84	0.84	26
6.38	9.55	797,888	0.64	6.47	0.84	25
6.22	(5.44)	674,485	0.65	5.64	0.85	34
6.99	2.27	1,282,388	0.72	4.54	0.85	27

6.49	6.32	2,621	1.22	5.83	1.45	28
6.48	9.61	2,762	1.24	6.23	1.40	26
6.32	8.80	2,881	1.25	5.85	1.45	25
6.17	(6.04)	3,291	1.25	5.17	1.41	34
6.94	1.83	4,616	1.32	3.97	1.44	27

6.57	6.67	334	0.97	6.08	1.10	28
6.55	9.94	342	0.99	6.52	1.10	26
6.38	8.97	350	0.99	6.12	1.31	25
6.23	(5.75)	226	0.99	5.46	1.09	34
7.00	2.04	262	1.07	4.27	1.10	27

6.57	6.94	98	0.72	6.33	1.01	28
6.55	10.21	73	0.74	6.74	0.96	26
6.38	9.26	79	0.75	6.37	1.48	25
6.23	(5.38)	65	0.75	5.96	0.88	34
6.99	2.17	28	0.82	4.43	0.87	27

6.59	7.08	3,267	0.57	6.47	0.72	28
6.57	10.35	3,650	0.59	6.89	0.71	26
6.40	9.39	3,705	0.59	6.51	0.73	25
6.25	(5.36)	4,000	0.60	5.70	0.71	34
7.02	2.47	11,904	0.67	4.62	0.70	27

6.57	7.04	5,199,184	0.47	6.58	0.59	28
6.56	10.66	4,060,201	0.49	7.03	0.59	26
6.38	9.53	3,553,817	0.49	6.62	0.59	25
6.23	(5.28)	3,419,706	0.50	5.96	0.59	34
7.00	2.58	3,679,082	0.57	4.73	0.60	27

293

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Income Fund
Class A
Year Ended February 28, 2026	$8.58	$0.48	$0.06	$0.54	$(0.49)
Year Ended February 28, 2025	8.34	0.47	0.25	0.72	(0.48)
Year Ended February 29, 2024	8.26	0.42	0.08	0.50	(0.42)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (d)	(0.35)
Class C
Year Ended February 28, 2026	8.58	0.44	0.06	0.50	(0.45)
Year Ended February 28, 2025	8.35	0.43	0.23	0.66	(0.43)
Year Ended February 29, 2024	8.26	0.38	0.08	0.46	(0.37)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)
Class I
Year Ended February 28, 2026	8.57	0.50	0.06	0.56	(0.51)
Year Ended February 28, 2025	8.33	0.49	0.25	0.74	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)
Class R6
Year Ended February 28, 2026	8.57	0.51	0.05	0.56	(0.51)
Year Ended February 28, 2025	8.33	0.50	0.24	0.74	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

294

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.63	6.50%	$862,921	0.65%	5.64%	0.89%	287%
8.58	8.86	650,028	0.64	5.59	0.89	229
8.34	6.26	515,243	0.65	5.12	0.90	185
8.26	(5.75)	509,503	0.64	4.33	0.89	166
9.17	(0.10)	606,729	0.65	3.52	0.89	54

8.63	5.93	555,436	1.20	5.08	1.39	287
8.58	8.14	616,661	1.19	5.04	1.39	229
8.35	5.78	542,709	1.20	4.57	1.40	185
8.26	(6.29)	625,211	1.20	3.75	1.39	166
9.17	(0.64)	865,194	1.20	2.98	1.39	54

8.62	6.75	9,719,732	0.40	5.89	0.64	287
8.57	9.13	8,474,468	0.40	5.84	0.64	229
8.33	6.54	5,999,683	0.40	5.37	0.64	185
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166
9.16	0.14	7,076,663	0.40	3.77	0.64	54

8.62	6.75	5,252,589	0.38	5.91	0.39	287
8.57	9.13	3,165,414	0.38	5.85	0.39	229
8.33	6.54	2,188,953	0.39	5.39	0.39	185
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166
9.16	0.14	3,546,736	0.39	3.79	0.39	54

295

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Year Ended February 28, 2026	$10.85	$0.43	$0.09	$0.52	$(0.43)	$—	$(0.43)
Year Ended February 28, 2025	10.65	0.42	0.20	0.62	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.47	0.31	0.18	0.49	(0.31)	—	(0.31)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Class C
Year Ended February 28, 2026	10.94	0.38	0.09	0.47	(0.38)	—	(0.38)
Year Ended February 28, 2025	10.73	0.37	0.20	0.57	(0.36)	—	(0.36)
Year Ended February 29, 2024	10.55	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Class I
Year Ended February 28, 2026	10.87	0.46	0.09	0.55	(0.46)	—	(0.46)
Year Ended February 28, 2025	10.67	0.45	0.19	0.64	(0.44)	—	(0.44)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Class R6
Year Ended February 28, 2026	10.87	0.47	0.09	0.56	(0.47)	—	(0.47)
Year Ended February 28, 2025	10.67	0.46	0.19	0.65	(0.45)	—	(0.45)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

296

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.94	4.90%	$828,641	0.58%	3.99%	0.81%	64%
10.85	5.89	734,787	0.58	3.93	0.81	50
10.65	4.75	643,376	0.58	2.96	0.81	83
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83

11.03	4.33	32,764	1.08	3.49	1.31	64
10.94	5.41	34,045	1.08	3.43	1.31	50
10.73	4.19	31,431	1.09	2.47	1.32	83
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83

10.96	5.15	2,087,846	0.33	4.24	0.56	64
10.87	6.14	1,874,450	0.33	4.18	0.56	50
10.67	5.11	1,683,579	0.33	3.20	0.56	83
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83

10.96	5.22	9,457,913	0.27	4.30	0.31	64
10.87	6.20	7,623,573	0.27	4.24	0.31	50
10.67	5.17	5,206,534	0.27	3.26	0.31	83
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83

297

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Year Ended February 28, 2026	$9.35	$0.39	$0.16	$0.55	$(0.38)	$—	$(0.38)
Year Ended February 28, 2025	9.10	0.35	0.25	0.60	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.94	0.28	0.17	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Class C
Year Ended February 28, 2026	9.33	0.34	0.15	0.49	(0.33)	—	(0.33)
Year Ended February 28, 2025	9.08	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended February 29, 2024	8.92	0.24	0.17	0.41	(0.25)	—	(0.25)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Class I
Year Ended February 28, 2026	9.35	0.41	0.16	0.57	(0.40)	—	(0.40)
Year Ended February 28, 2025	9.10	0.37	0.25	0.62	(0.37)	—	(0.37)
Year Ended February 29, 2024	8.94	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Class R6
Year Ended February 28, 2026	9.35	0.42	0.16	0.58	(0.41)	—	(0.41)
Year Ended February 28, 2025	9.10	0.37	0.26	0.63	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.94	0.31	0.17	0.48	(0.32)	—	(0.32)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

298

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.52	5.97%	$601,322	0.64%	4.12%	0.84%	58%
9.35	6.68	538,235	0.64	3.76	0.84	53
9.10	5.14	386,431	0.64	3.15	0.85	43
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129

9.49	5.35	47,217	1.14	3.62	1.34	58
9.33	6.18	50,082	1.13	3.27	1.34	53
9.08	4.63	31,941	1.14	2.65	1.35	43
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129

9.52	6.24	1,982,967	0.39	4.37	0.59	58
9.35	6.95	1,657,883	0.39	4.00	0.59	53
9.10	5.41	1,655,673	0.39	3.39	0.60	43
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129

9.52	6.30	4,217,176	0.33	4.43	0.34	58
9.35	7.01	1,666,388	0.33	4.06	0.34	53
9.10	5.47	1,669,572	0.33	3.46	0.34	43
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129

299

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 8 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

300	J.P. Morgan Income Funds	February 28, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at February 28, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

February 28, 2026	J.P. Morgan Income Funds	301

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,860,615	$1,762,352	$5,622,967
Collateralized Mortgage Obligations	—	2,010,742	278,007	2,288,749
Commercial Mortgage-Backed Securities	—	2,028,832	213,844	2,242,676
Corporate Bonds
Aerospace & Defense	—	262,321	—	262,321
Automobiles	—	38,638	—	38,638
Banks	—	4,123,096	—	4,123,096
Beverages	—	56,194	—	56,194
Biotechnology	—	268,472	—	268,472
Broadline Retail	—	26,162	—	26,162
Building Products	—	28,216	—	28,216
Capital Markets	—	1,058,564	—	1,058,564
Chemicals	—	73,439	—	73,439
Commercial Services & Supplies	—	85,786	—	85,786
Construction & Engineering	—	44,416	—	44,416
Construction Materials	—	5,803	—	5,803
Consumer Finance	—	569,428	—	569,428
Consumer Staples Distribution & Retail	—	37,478	—	37,478
Containers & Packaging	—	15,056	—	15,056
Diversified	—	—	176,986	176,986
Diversified Consumer Services	—	24,558	—	24,558
Diversified REITs	—	68,876	—	68,876
Diversified Telecommunication Services	—	311,485	—	311,485
Electric Utilities	—	1,448,771	—	1,448,771
Electronic Equipment, Instruments & Components	—	34,061	—	34,061
Energy Equipment & Services	—	4,797	—	4,797
Financial Services	—	238,512	392,316	630,828
Food Products	—	281,485	—	281,485
Gas Utilities	—	48,396	—	48,396
Ground Transportation	—	66,192	—	66,192
Health Care Equipment & Supplies	—	60,238	—	60,238
Health Care Providers & Services	—	576,947	123,928	700,875
Health Care REITs	—	33,746	—	33,746
Hotels, Restaurants & Leisure	—	2,809	—	2,809
Independent Power and Renewable Electricity Producers	—	109,727	—	109,727
Industrial REITs	—	25,107	—	25,107
Insurance	—	339,255	—	339,255
Interactive Media & Services	—	201,747	—	201,747
IT Services	—	32,264	—	32,264
Life Sciences Tools & Services	—	13,530	—	13,530
Machinery	—	16,873	—	16,873
Media	—	99,340	—	99,340
Metals & Mining	—	97,129	—	97,129
Mortgage Real Estate Investment Trusts (REITs)	—	—	60,000	60,000
Multi-Utilities	—	187,282	—	187,282
Office REITs	—	9,545	—	9,545

302	J.P. Morgan Income Funds	February 28, 2026

Core Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$605,395	$—	$605,395
Passenger Airlines	—	14,798	—	14,798
Pharmaceuticals	—	175,615	—	175,615
Real Estate Management & Development	—	6,558	—	6,558
Residential REITs	—	39,305	—	39,305
Retail REITs	—	32,942	—	32,942
Semiconductors & Semiconductor Equipment	—	229,550	—	229,550
Software	—	250,238	—	250,238
Specialized REITs	—	86,324	—	86,324
Specialty Retail	—	15,489	—	15,489
Technology Hardware, Storage & Peripherals	—	140,057	—	140,057
Tobacco	—	55,824	—	55,824
Trading Companies & Distributors	—	34,594	—	34,594
Water Utilities	—	5,657	—	5,657
Wireless Telecommunication Services	—	76,650	—	76,650
Total Corporate Bonds	—	12,794,737	753,230	13,547,967
Foreign Government Securities	—	411,200	—	411,200
Loan Assignments	—	41,850	—	41,850
Mortgage-Backed Securities	—	11,261,632	—	11,261,632
Municipal Bonds	—	164,138	—	164,138
U.S. Government Agency Securities	—	178,147	—	178,147
U.S. Treasury Obligations	—	17,313,226	—	17,313,226
Short-Term Investments
Investment Companies	1,070,292	—	—	1,070,292
Total Investments in Securities	$1,070,292	$50,065,119	$3,007,433	$54,142,844
Appreciation in Other Financial Instruments
Futures Contracts	$16,709	$—	$—	$16,709
Depreciation in Other Financial Instruments
Futures Contracts	$(5,071)	$—	$—	$(5,071)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$11,638	$—	$—	$11,638

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,116,643	$1,025,264	$3,141,907
Collateralized Mortgage Obligations	—	997,277	29,034	1,026,311
Commercial Mortgage-Backed Securities	—	2,557,867	177,218	2,735,085
Common Stocks
Aerospace & Defense	—	—	1,260	1,260
Broadline Retail	—	—	246	246
Containers & Packaging	—	—	572	572
Financial Services	—	—	1,602	1,602
Health Care Equipment & Supplies	—	60	—	60
Media	1,619	—	—	1,619

February 28, 2026	J.P. Morgan Income Funds	303

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$4,572	$—	$—	$4,572
Specialty Retail	—	—	1	1
Total Common Stocks	6,191	60	3,681	9,932
Corporate Bonds
Aerospace & Defense	—	64,701	1,107	65,808
Automobile Components	—	51,169	—	51,169
Automobiles	—	52,748	—	52,748
Banks	—	1,885,127	—	1,885,127
Beverages	—	17,434	—	17,434
Biotechnology	—	114,684	—	114,684
Broadline Retail	—	10,483	—	10,483
Building Products	—	69,234	—	69,234
Capital Markets	—	676,986	—	676,986
Chemicals	—	80,325	—	80,325
Commercial Services & Supplies	—	57,841	—	57,841
Construction & Engineering	—	27,425	—	27,425
Construction Materials	—	5,613	—	5,613
Consumer Finance	—	214,533	—	214,533
Consumer Staples Distribution & Retail	—	17,062	—	17,062
Containers & Packaging	—	85,829	—	85,829
Distributors	—	13,082	—	13,082
Diversified	—	—	11,048	11,048
Diversified Consumer Services	—	9,058	—	9,058
Diversified REITs	—	8,056	—	8,056
Diversified Telecommunication Services	—	251,061	—	251,061
Electric Utilities	—	715,824	—	715,824
Electrical Equipment	—	6,419	—	6,419
Electronic Equipment, Instruments & Components	—	21,624	—	21,624
Energy Equipment & Services	—	24,866	—	24,866
Entertainment	—	40,445	—	40,445
Financial Services	—	196,731	142,782	339,513
Food Products	—	189,357	—	189,357
Gas Utilities	—	12,766	—	12,766
Ground Transportation	—	103,750	—	103,750
Health Care Equipment & Supplies	—	65,005	—	65,005
Health Care Providers & Services	—	168,438	26,851	195,289
Health Care REITs	—	12,597	—	12,597
Health Care Technology	—	17,684	—	17,684
Hotel & Resort REITs	—	15,747	—	15,747
Hotels, Restaurants & Leisure	—	163,880	—	163,880
Household Durables	—	25,354	—	25,354
Household Products	—	9,624	—	9,624
Independent Power and Renewable Electricity Producers	—	59,432	—	59,432
Industrial Conglomerates	—	4,561	—	4,561
Industrial REITs	—	6,367	—	6,367
Insurance	—	68,938	—	68,938
Interactive Media & Services	—	103,051	—	103,051
IT Services	—	5,530	—	5,530

304	J.P. Morgan Income Funds	February 28, 2026

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Leisure Products	$—	$3,622	$—	$3,622
Machinery	—	19,880	—	19,880
Marine Transportation	—	8,208	—	8,208
Media	—	182,324	—	182,324
Metals & Mining	—	104,889	—	104,889
Mortgage Real Estate Investment Trusts (REITs)	—	163,569	—	163,569
Multi-Utilities	—	133,744	—	133,744
Office REITs	—	1,504	—	1,504
Oil, Gas & Consumable Fuels	—	968,332	—	968,332
Passenger Airlines	—	29,121	—	29,121
Personal Care Products	—	11,849	—	11,849
Pharmaceuticals	—	90,544	—	90,544
Professional Services	—	1,904	—	1,904
Real Estate Management & Development	—	603	33,336	33,939
Residential REITs	—	18,953	—	18,953
Retail REITs	—	14,836	—	14,836
Semiconductors & Semiconductor Equipment	—	151,360	—	151,360
Software	—	170,943	—	170,943
Specialized REITs	—	29,436	—	29,436
Specialty Retail	—	54,865	— (a)	54,865
Technology Hardware, Storage & Peripherals	—	21,378	—	21,378
Tobacco	—	158,438	—	158,438
Trading Companies & Distributors	—	51,895	—	51,895
Water Utilities	—	4,129	—	4,129
Wireless Telecommunication Services	—	45,916	—	45,916
Total Corporate Bonds	—	8,192,683	215,124	8,407,807
Foreign Government Securities	—	340,836	—	340,836
Loan Assignments
Automobile Components	—	6,352	—	6,352
Beverages	—	7,554	—	7,554
Building Products	—	20,627	—	20,627
Chemicals	—	8,306	—	8,306
Commercial Services & Supplies	—	3,478	—	3,478
Consumer Staples Distribution & Retail	—	—	854	854
Containers & Packaging	—	988	—	988
Diversified Consumer Services	—	3,453	—	3,453
Diversified Telecommunication Services	—	4,226	—	4,226
Electrical Equipment	—	9,279	—	9,279
Financial Services	—	1,479	—	1,479
Ground Transportation	—	10,208	—	10,208
Health Care Equipment & Supplies	—	422	—	422
Health Care Providers & Services	—	3,172	—	3,172
Hotels, Restaurants & Leisure	—	1,169	—	1,169
Independent Power and Renewable Electricity Producers	—	1,179	—	1,179
Insurance	—	14,011	—	14,011
IT Services	—	8,329	—	8,329
Leisure Products	—	302	1	303
Machinery	—	5,686	—	5,686

February 28, 2026	J.P. Morgan Income Funds	305

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$14,427	$—	$14,427
Oil, Gas & Consumable Fuels	—	12,941	—	12,941
Passenger Airlines	—	7,790	—	7,790
Personal Care Products	—	5,448	—	5,448
Pharmaceuticals	—	3,794	—	3,794
Professional Services	—	12,631	—	12,631
Semiconductors & Semiconductor Equipment	—	10,104	—	10,104
Software	—	37,684	—	37,684
Specialty Retail	—	8,048	132	8,180
Textiles, Apparel & Luxury Goods	—	4,713	—	4,713
Total Loan Assignments	—	227,800	987	228,787
Mortgage-Backed Securities	—	5,611,867	—	5,611,867
Municipal Bonds	—	14,919	—	14,919
Preferred Stocks	—	—	2,640	2,640
Rights	—	—	1,055	1,055
U.S. Treasury Obligations	—	2,957,717	—	2,957,717
Short-Term Investments
Investment Companies	1,550,277	—	—	1,550,277
Total Investments in Securities	$1,556,468	$23,017,669	$1,455,003	$26,029,140
Appreciation in Other Financial Instruments
Futures Contracts	$21,546	$—	$—	$21,546
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(13)	$—	$(13)
Futures Contracts	(37)	—	—	(37)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$21,509	$(13)	$—	$21,496

(a)	Value is zero.

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$30	$30
Financial Services	—	—	243	243
Machinery	—	—	— (a)	— (a)
Media	498	—	—	498
Specialty Retail	—	281	— (a)	281
Total Common Stocks	498	281	273	1,052
Corporate Bonds	—	13,461	—	13,461
Exchange-Traded Funds	1,233	—	—	1,233
Loan Assignments
Aerospace & Defense	—	4,518	—	4,518
Automobile Components	—	3,806	—	3,806
Beverages	—	1,394	—	1,394

306	J.P. Morgan Income Funds	February 28, 2026

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Broadline Retail	$—	$921	$—	$921
Building Products	—	6,276	—	6,276
Capital Markets	—	2,111	—	2,111
Chemicals	—	1,784	—	1,784
Commercial Services & Supplies	—	9,071	—	9,071
Construction & Engineering	—	1,863	—	1,863
Consumer Staples Distribution & Retail	—	—	3,465	3,465
Containers & Packaging	—	5,025	—	5,025
Diversified Consumer Services	—	4,349	—	4,349
Diversified Telecommunication Services	—	3,445	—	3,445
Electric Utilities	—	3,581	—	3,581
Electrical Equipment	—	2,401	—	2,401
Electronic Equipment, Instruments & Components	—	4,153	—	4,153
Entertainment	—	2,053	—	2,053
Financial Services	—	3,934	—	3,934
Ground Transportation	—	3,785	—	3,785
Health Care Equipment & Supplies	—	3,966	—	3,966
Health Care Providers & Services	—	6,675	—	6,675
Hotels, Restaurants & Leisure	—	2,737	—	2,737
Independent Power and Renewable Electricity Producers	—	533	—	533
Insurance	—	6,616	—	6,616
IT Services	—	5,056	—	5,056
Leisure Products	—	79	34	113
Life Sciences Tools & Services	—	646	—	646
Machinery	—	4,776	—	4,776
Media	—	5,905	—	5,905
Metals & Mining	—	458	—	458
Oil, Gas & Consumable Fuels	—	6,652	—	6,652
Passenger Airlines	—	3,118	—	3,118
Personal Care Products	—	1,554	—	1,554
Pharmaceuticals	—	3,089	—	3,089
Professional Services	—	7,885	—	7,885
Semiconductors & Semiconductor Equipment	—	1,496	—	1,496
Software	—	14,110	—	14,110
Specialty Retail	—	3,926	109	4,035
Textiles, Apparel & Luxury Goods	—	1,081	—	1,081
Trading Companies & Distributors	—	999	—	999
Wireless Telecommunication Services	—	546	—	546
Total Loan Assignments	—	146,373	3,608	149,981
Short-Term Investments
Investment Companies	3,999	—	—	3,999
Total Investments in Securities	$5,730	$160,115	$3,881	$169,726

(a)	Amount rounds to less than one thousand.

February 28, 2026	J.P. Morgan Income Funds	307

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$488,712	$—	$488,712
Commercial Mortgage-Backed Securities	—	130,830	—	130,830
Mortgage-Backed Securities	—	469,356	—	469,356
Options Purchased	820	—	—	820
U.S. Government Agency Securities	—	51,301	—	51,301
U.S. Treasury Obligations	—	719,172	—	719,172
Short-Term Investments
Investment Companies	102,552	—	—	102,552
Total Investments in Securities	$103,372	$1,859,371	$—	$1,962,743
Appreciation in Other Financial Instruments
Futures Contracts	$644	$—	$—	$644
Depreciation in Other Financial Instruments
Futures Contracts	$(565)	$—	$—	$(565)
Options Written
Call Options Written	(482)	—	—	(482)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(403)	$—	$—	$(403)

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$3,105	$3,105
Broadline Retail	—	—	1,543	1,543
Chemicals	—	—	125	125
Containers & Packaging	—	—	10,299	10,299
Financial Services	—	—	21,926	21,926
Health Care Equipment & Supplies	—	1,645	—	1,645
Machinery	—	—	— (a)	— (a)
Media	8,397	357	—	8,754
Oil, Gas & Consumable Fuels	4,656	—	—	4,656
Pharmaceuticals	—	—	431	431
Specialized REITs	11,867	—	—	11,867
Specialty Retail	—	3,571	2	3,573
Total Common Stocks	24,920	5,573	37,431	67,924
Convertible Bonds	—	13,138	—	13,138
Corporate Bonds
Aerospace & Defense	—	81,402	2,500	83,902
Automobile Components	—	256,824	—	256,824
Automobiles	—	6,526	—	6,526
Banks	—	9,609	—	9,609
Beverages	—	7,467	—	7,467
Biotechnology	—	10,633	—	10,633
Broadline Retail	—	38,486	—	38,486

308	J.P. Morgan Income Funds	February 28, 2026

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$203,454	$—	$203,454
Capital Markets	—	1,495	—	1,495
Chemicals	—	214,225	—	214,225
Commercial Services & Supplies	—	241,952	—	241,952
Construction & Engineering	—	33,647	—	33,647
Construction Materials	—	11,004	—	11,004
Consumer Finance	—	101,211	—	101,211
Consumer Staples Distribution & Retail	—	66,294	—	66,294
Containers & Packaging	—	76,139	761	76,900
Distributors	—	16,407	26,120	42,527
Diversified Consumer Services	—	14,183	—	14,183
Diversified REITs	—	18,882	—	18,882
Diversified Telecommunication Services	—	416,188	—	416,188
Electric Utilities	—	88,781	—	88,781
Electrical Equipment	—	15,091	—	15,091
Electronic Equipment, Instruments & Components	—	31,261	—	31,261
Energy Equipment & Services	—	60,801	—	60,801
Entertainment	—	76,156	—	76,156
Financial Services	—	89,711	—	89,711
Food Products	—	25,452	—	25,452
Gas Utilities	—	15,652	—	15,652
Ground Transportation	—	80,300	5	80,305
Health Care Equipment & Supplies	—	89,102	—	89,102
Health Care Providers & Services	—	259,591	—	259,591
Health Care REITs	—	4,202	—	4,202
Health Care Technology	—	54,405	—	54,405
Hotel & Resort REITs	—	59,837	—	59,837
Hotels, Restaurants & Leisure	—	361,390	—	361,390
Household Durables	—	62,051	—	62,051
Household Products	—	51,879	—	51,879
Independent Power and Renewable Electricity Producers	—	23,406	—	23,406
Insurance	—	8,360	—	8,360
Interactive Media & Services	—	3,490	—	3,490
IT Services	—	49,184	—	49,184
Leisure Products	—	8,806	—	8,806
Machinery	—	60,959	—	60,959
Media	—	599,422	—	599,422
Metals & Mining	—	79,106	—	79,106
Mortgage Real Estate Investment Trusts (REITs)	—	2,511	—	2,511
Oil, Gas & Consumable Fuels	—	648,800	—	648,800
Passenger Airlines	—	53,653	—	53,653
Personal Care Products	—	28,859	—	28,859
Pharmaceuticals	—	86,155	—	86,155
Professional Services	—	8,875	—	8,875
Real Estate Management & Development	—	22,510	—	22,510
Semiconductors & Semiconductor Equipment	—	105,135	—	105,135
Software	—	89,244	—	89,244
Specialized REITs	—	45,241	—	45,241
Specialty Retail	—	101,851	— (a)	101,851

February 28, 2026	J.P. Morgan Income Funds	309

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology Hardware, Storage & Peripherals	$—	$22,743	$—	$22,743
Trading Companies & Distributors	—	152,095	—	152,095
Wireless Telecommunication Services	—	16,205	—	16,205
Total Corporate Bonds	—	5,468,300	29,386	5,497,686
Exchange-Traded Funds	106,235	—	—	106,235
Loan Assignments
Aerospace & Defense	—	12,918	—	12,918
Automobile Components	—	12,583	—	12,583
Beverages	—	7,002	—	7,002
Broadline Retail	—	4,984	—	4,984
Building Products	—	30,363	—	30,363
Chemicals	—	18,665	—	18,665
Commercial Services & Supplies	—	19,498	—	19,498
Consumer Staples Distribution & Retail	—	—	64,970	64,970
Containers & Packaging	—	30,989	—	30,989
Diversified Consumer Services	—	6,954	—	6,954
Diversified Telecommunication Services	—	5,186	—	5,186
Electronic Equipment, Instruments & Components	—	17,445	—	17,445
Entertainment	—	11,268	—	11,268
Financial Services	—	17,659	—	17,659
Ground Transportation	—	25,669	—	25,669
Health Care Equipment & Supplies	—	16,195	—	16,195
Health Care Providers & Services	—	12,153	—	12,153
Hotels, Restaurants & Leisure	—	2,834	—	2,834
Insurance	—	14,482	—	14,482
IT Services	—	9,826	—	9,826
Leisure Products	—	304	32	336
Life Sciences Tools & Services	—	7,242	—	7,242
Machinery	—	11,051	—	11,051
Media	—	36,191	—	36,191
Oil, Gas & Consumable Fuels	—	4,609	—	4,609
Passenger Airlines	—	12,826	—	12,826
Personal Care Products	—	7,651	—	7,651
Pharmaceuticals	—	17,078	—	17,078
Professional Services	—	6,525	—	6,525
Semiconductors & Semiconductor Equipment	—	6,807	—	6,807
Software	—	50,652	—	50,652
Specialty Retail	—	27,312	1,159	28,471
Technology Hardware, Storage & Peripherals	—	2,118	—	2,118
Textiles, Apparel & Luxury Goods	—	16,853	—	16,853
Trading Companies & Distributors	—	1,490	—	1,490
Total Loan Assignments	—	485,382	66,161	551,543
Preferred Stocks	—	—	17,184	17,184
Rights	—	—	11,477	11,477
U.S. Treasury Obligations	—	96,788	—	96,788
Warrants	—	—	1	1

310	J.P. Morgan Income Funds	February 28, 2026

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$415,033	$—	$—	$415,033
Total Investments in Securities	$546,188	$6,069,181	$161,640	$6,777,009
Appreciation in Other Financial Instruments
Swaps	$—	$1,710	$—	$1,710

(a)	Amount rounds to less than one thousand.

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,690,295	$402,531	$2,092,826
Collateralized Mortgage Obligations	—	2,508,198	297,386	2,805,584
Commercial Mortgage-Backed Securities	—	3,526,257	93,823	3,620,080
Common Stocks
Aerospace & Defense	—	—	984	984
Broadline Retail	—	—	9	9
Chemicals	—	—	77	77
Containers & Packaging	—	—	4,713	4,713
Financial Services	—	—	10,178	10,178
Health Care Equipment & Supplies	—	15	—	15
Media	21	—	—	21
Oil, Gas & Consumable Fuels	2,875	—	—	2,875
Pharmaceuticals	—	—	6	6
Wireless Telecommunication Services	—	—	635	635
Total Common Stocks	2,896	15	16,602	19,513
Corporate Bonds
Aerospace & Defense	—	56,688	797	57,485
Automobile Components	—	115,650	—	115,650
Automobiles	—	993	—	993
Banks	—	172,815	—	172,815
Beverages	—	6,364	—	6,364
Biotechnology	—	6,000	—	6,000
Broadline Retail	—	17,664	—	17,664
Building Products	—	100,533	—	100,533
Capital Markets	—	31,613	—	31,613
Chemicals	—	147,057	—	147,057
Commercial Services & Supplies	—	109,258	—	109,258
Construction & Engineering	—	10,914	—	10,914
Construction Materials	—	3,388	—	3,388
Consumer Finance	—	47,703	—	47,703
Consumer Staples Distribution & Retail	—	30,807	—	30,807
Containers & Packaging	—	56,450	—	56,450
Distributors	—	6,441	—	6,441
Diversified	—	—	6,054	6,054
Diversified Consumer Services	—	15,091	—	15,091

February 28, 2026	J.P. Morgan Income Funds	311

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$230,724	$—	$230,724
Electric Utilities	—	127,951	—	127,951
Electrical Equipment	—	9,542	—	9,542
Electronic Equipment, Instruments & Components	—	26,990	—	26,990
Energy Equipment & Services	—	17,096	—	17,096
Entertainment	—	37,888	—	37,888
Financial Services	—	89,688	71,726	161,414
Food Products	—	28,636	—	28,636
Gas Utilities	—	4,680	—	4,680
Ground Transportation	—	54,441	1	54,442
Health Care Equipment & Supplies	—	50,181	—	50,181
Health Care Providers & Services	—	107,052	—	107,052
Health Care Technology	—	25,805	—	25,805
Hotel & Resort REITs	—	27,249	—	27,249
Hotels, Restaurants & Leisure	—	181,588	—	181,588
Household Durables	—	37,179	—	37,179
Household Products	—	26,761	—	26,761
Independent Power and Renewable Electricity Producers	—	22,407	—	22,407
Insurance	—	7,808	—	7,808
Interactive Media & Services	—	2,394	—	2,394
IT Services	—	11,973	—	11,973
Leisure Products	—	3,735	—	3,735
Machinery	—	23,409	—	23,409
Marine Transportation	—	8,765	—	8,765
Media	—	308,806	—	308,806
Metals & Mining	—	43,440	—	43,440
Mortgage Real Estate Investment Trusts (REITs)	—	95,660	—	95,660
Multi-Utilities	—	34,263	—	34,263
Oil, Gas & Consumable Fuels	—	492,828	—	492,828
Passenger Airlines	—	23,306	—	23,306
Personal Care Products	—	28,016	—	28,016
Pharmaceuticals	—	49,980	—	49,980
Professional Services	—	1,571	17,462	19,033
Real Estate Management & Development	—	6,592	—	6,592
Semiconductors & Semiconductor Equipment	—	56,982	—	56,982
Software	—	40,162	—	40,162
Specialized REITs	—	16,081	—	16,081
Specialty Retail	—	71,471	— (a)	71,471
Technology Hardware, Storage & Peripherals	—	19,926	—	19,926
Tobacco	—	1,366	—	1,366
Trading Companies & Distributors	—	78,698	—	78,698
Transportation Infrastructure	—	1,066	—	1,066
Wireless Telecommunication Services	—	21,685	—	21,685
Total Corporate Bonds	—	3,491,270	96,040	3,587,310
Foreign Government Securities	—	608,867	—	608,867
Loan Assignments
Aerospace & Defense	—	841	—	841
Automobile Components	—	3,608	—	3,608

312	J.P. Morgan Income Funds	February 28, 2026

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Beverages	$—	$1,909	$—	$1,909
Building Products	—	15,199	—	15,199
Chemicals	—	2,557	—	2,557
Commercial Services & Supplies	—	6,108	—	6,108
Consumer Staples Distribution & Retail	—	—	17,938	17,938
Containers & Packaging	—	6,398	—	6,398
Diversified Consumer Services	—	5,766	—	5,766
Electrical Equipment	—	2,375	—	2,375
Electronic Equipment, Instruments & Components	—	4,981	—	4,981
Ground Transportation	—	12,615	—	12,615
Health Care Equipment & Supplies	—	1,241	—	1,241
Insurance	—	8,550	—	8,550
IT Services	—	9,275	—	9,275
Leisure Products	—	—	— (a)	— (a)
Machinery	—	7,600	—	7,600
Media	—	9,203	—	9,203
Passenger Airlines	—	6,019	—	6,019
Pharmaceuticals	—	4,964	—	4,964
Professional Services	—	6,818	—	6,818
Semiconductors & Semiconductor Equipment	—	3,297	—	3,297
Software	—	34,619	—	34,619
Specialty Retail	—	12,683	1	12,684
Technology Hardware, Storage & Peripherals	—	1,082	—	1,082
Textiles, Apparel & Luxury Goods	—	8,062	—	8,062
Trading Companies & Distributors	—	847	—	847
Total Loan Assignments	—	176,617	17,939	194,556
Mortgage-Backed Securities	—	5,272,200	—	5,272,200
Municipal Bonds	—	46,633	—	46,633
Preferred Stocks
Broadline Retail	—	—	18	18
Electric Utilities	3,673	—	—	3,673
Total Preferred Stocks	3,673	—	18	3,691
Rights	—	—	2,372	2,372
Warrants
Media	—	31	— (a)	31
Short-Term Investments
Investment Companies	248,086	—	—	248,086
Total Investments in Securities	$254,655	$17,320,383	$926,711	$18,501,749
Liabilities
TBA Short Commitment	$—	$(2,902,567)	$—	$(2,902,567)
Total Liabilities in Securities Sold Short	$—	$(2,902,567)	$—	$(2,902,567)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,161	$—	$7,161
Futures Contracts	20,548	—	—	20,548
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,626)	$—	$(3,626)

February 28, 2026	J.P. Morgan Income Funds	313

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$(12,262)	$—	$—	$(12,262)
Swaps	—	(29,472)	—	(29,472)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$8,286	$(25,937)	$—	$(17,651)

(a)	Amount rounds to less than one thousand.

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,055,726	$50,237	$3,105,963
Collateralized Mortgage Obligations	—	2,171,213	64,955	2,236,168
Commercial Mortgage-Backed Securities	—	226,913	24,651	251,564
Corporate Bonds
Automobiles	—	96,339	—	96,339
Banks	—	1,632,388	—	1,632,388
Capital Markets	—	393,267	—	393,267
Construction & Engineering	—	12,307	—	12,307
Consumer Finance	—	123,647	—	123,647
Containers & Packaging	—	15,277	—	15,277
Electric Utilities	—	29,442	—	29,442
Entertainment	—	1,741	—	1,741
Financial Services	—	105,888	41,312	147,200
Health Care Providers & Services	—	4,323	—	4,323
Insurance	—	58,270	—	58,270
Multi-Utilities	—	20,809	—	20,809
Oil, Gas & Consumable Fuels	—	33,545	—	33,545
Semiconductors & Semiconductor Equipment	—	12,368	—	12,368
Software	—	43,572	—	43,572
Wireless Telecommunication Services	—	17,448	—	17,448
Total Corporate Bonds	—	2,600,631	41,312	2,641,943
Mortgage-Backed Securities	—	824,147	—	824,147
U.S. Treasury Obligations	—	2,165,792	—	2,165,792
Short-Term Investments
Investment Companies	333,144	—	—	333,144
U.S. Treasury Obligations	—	726,268	—	726,268
Total Short-Term Investments	333,144	726,268	—	1,059,412
Total Investments in Securities	$333,144	$11,770,690	$181,155	$12,284,989
Appreciation in Other Financial Instruments
Futures Contracts	$2,469	$—	$—	$2,469
Depreciation in Other Financial Instruments
Futures Contracts	$(2,830)	$—	$—	$(2,830)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(361)	$—	$—	$(361)

314	J.P. Morgan Income Funds	February 28, 2026

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,341,165	$29,829	$1,370,994
Collateralized Mortgage Obligations	—	709,142	33,928	743,070
Commercial Mortgage-Backed Securities	—	304,233	17,931	322,164
Common Stocks
Aerospace & Defense	—	—	150	150
Containers & Packaging	—	—	312	312
Oil, Gas & Consumable Fuels	252	—	—	252
Total Common Stocks	252	—	462	714
Corporate Bonds
Aerospace & Defense	—	4,022	132	4,154
Automobile Components	—	8,843	—	8,843
Automobiles	—	25,533	—	25,533
Banks	—	888,970	—	888,970
Beverages	—	9,336	—	9,336
Biotechnology	—	7,706	—	7,706
Broadline Retail	—	2,427	—	2,427
Building Products	—	15,196	—	15,196
Capital Markets	—	195,154	—	195,154
Chemicals	—	16,044	—	16,044
Commercial Services & Supplies	—	9,197	—	9,197
Construction & Engineering	—	4,694	—	4,694
Construction Materials	—	579	—	579
Consumer Finance	—	93,762	—	93,762
Consumer Staples Distribution & Retail	—	2,061	—	2,061
Containers & Packaging	—	17,786	—	17,786
Distributors	—	1,116	—	1,116
Diversified	—	—	3,330	3,330
Diversified Consumer Services	—	1,987	—	1,987
Diversified Telecommunication Services	—	20,145	—	20,145
Electric Utilities	—	73,185	—	73,185
Electrical Equipment	—	465	—	465
Electronic Equipment, Instruments & Components	—	3,298	—	3,298
Energy Equipment & Services	—	2,782	—	2,782
Entertainment	—	3,104	—	3,104
Financial Services	—	78,286	24,252	102,538
Food Products	—	21,377	—	21,377
Gas Utilities	—	534	—	534
Ground Transportation	—	5,991	—	5,991
Health Care Equipment & Supplies	—	13,126	—	13,126
Health Care Providers & Services	—	42,094	—	42,094
Health Care Technology	—	2,735	—	2,735
Hotel & Resort REITs	—	3,743	—	3,743
Hotels, Restaurants & Leisure	—	34,408	—	34,408
Household Durables	—	12,063	—	12,063
Household Products	—	2,881	—	2,881
Independent Power and Renewable Electricity Producers	—	9,759	—	9,759
Insurance	—	85,749	—	85,749

February 28, 2026	J.P. Morgan Income Funds	315

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$—	$603	$—	$603
IT Services	—	654	—	654
Leisure Products	—	513	—	513
Machinery	—	3,092	—	3,092
Marine Transportation	—	1,050	—	1,050
Media	—	28,214	—	28,214
Metals & Mining	—	3,582	—	3,582
Mortgage Real Estate Investment Trusts (REITs)	—	10,510	—	10,510
Multi-Utilities	—	4,351	—	4,351
Oil, Gas & Consumable Fuels	—	92,698	—	92,698
Passenger Airlines	—	6,085	—	6,085
Personal Care Products	—	2,214	—	2,214
Pharmaceuticals	—	1,637	—	1,637
Real Estate Management & Development	—	1,188	—	1,188
Residential REITs	—	8,071	—	8,071
Semiconductors & Semiconductor Equipment	—	42,896	—	42,896
Software	—	28,875	—	28,875
Specialized REITs	—	1,742	—	1,742
Specialty Retail	—	8,927	— (a)	8,927
Technology Hardware, Storage & Peripherals	—	1,554	—	1,554
Trading Companies & Distributors	—	9,908	—	9,908
Wireless Telecommunication Services	—	2,944	—	2,944
Total Corporate Bonds	—	1,981,446	27,714	2,009,160
Foreign Government Securities	—	86,948	—	86,948
Loan Assignments	—	14,523	—	14,523
Mortgage-Backed Securities	—	807,075	—	807,075
Municipal Bonds	—	2,056	—	2,056
Rights	—	—	224	224
U.S. Treasury Obligations	—	1,376,482	—	1,376,482
Short-Term Investments
Investment Companies	66,751	—	—	66,751
U.S. Treasury Obligations	—	11,096	—	11,096
Total Short-Term Investments	66,751	11,096	—	77,847
Total Investments in Securities	$67,003	$6,634,166	$110,088	$6,811,257
Appreciation in Other Financial Instruments
Futures Contracts	$1,921	$—	$—	$1,921
Depreciation in Other Financial Instruments
Futures Contracts	$(1,442)	$—	$—	$(1,442)
Swaps	—	(813)	—	(813)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$479	$(813)	$—	$(334)

(a)	Value is zero.

316	J.P. Morgan Income Funds	February 28, 2026

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$1,761,818	$5,776	$9,399	$564	$735,985	$(437,838)	$41,217	$(395,672)	$41,103	$1,762,352
Collateralized Mortgage Obligations	438,311	— (b)	890	89	18,692	(185,872)	— (b)	—	5,897	278,007
Commercial Mortgage-Backed Securities	89,436	—	1,413	218	43,500	(44,968)	78,830	—	45,415	213,844
Corporate Bonds	106,088	—	2,072	(101)	695,155	(49,984)	—	—	—	753,230
Mortgage-Backed Securities	92,415	—	—	—	—	—	—	—	(92,415)	—
Total	$2,488,068	$5,776	$13,774	$770	$1,493,332	$(718,662)	$120,047	$(395,672)	$—	$3,007,433

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $18,157. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the year ended February 28, 2026, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Core Plus Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$900,559	$2,004	$7,232	$763	$490,810	$(190,446)	$45,875	$(243,247)	$11,714	$1,025,264
Collateralized Mortgage Obligations	86,836	—	21	— (b)	—	(57,823)	— (b)	—	—	29,034
Commercial Mortgage-Backed Securities	110,831	—	4,425	187	24,569	(12,272)	49,478	—	—	177,218
Common Stocks	3,318	(1,293)	609	—	3,710	(2,663)	—	—	—	3,681
Convertible Preferred Stocks	1,997	(2,625)	508	—	120	—	—	—	—	—
Corporate Bonds	3,692	(5,087)	6,374	96	225,937	(15,888)	—	—	—	215,124
Loan Assignments	2,015	—	(1,611)	177	422	(16)	—	—	—	987
Mortgage-Backed Securities	11,714	—	—	—	—	—	—	—	(11,714)	—
Preferred Stocks	2,712	—	(72)	—	—	—	—	—	—	2,640
Rights	—	—	1,055	—	—	—	—	—	—	1,055
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$1,123,674	$(7,001)	$18,541	$1,223	$745,568	$(279,108)	$95,353	$(243,247)	$—	$1,455,003

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $12,794. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

February 28, 2026	J.P. Morgan Income Funds	317

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
For the year ended February 28, 2026, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Floating Rate Income Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Common Stocks	$867	$(2,746)	$2,225	$—	$350	$(127)	$—	$(296)	$273
Convertible Preferred Stocks	3,522	(4,630)	895	—	213	—	—	—	—
Loan Assignments	7,275	—	(4,621)	478	1,128	(434)	—	(218)	3,608
Total	$11,664	$(7,376)	$(1,501)	$478	$1,691	$(561)	$—	$(514)	$3,881

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(4,997). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
High Yield Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Common Stocks	$54,340	$(12,005)	$271	$—	$26,540	$(27,942)	$—	$(3,773)	$37,431
Convertible Preferred Stocks	17,363	(22,828)	4,419	—	1,046	—	—	—	—
Corporate Bonds	42,281	(4,160)	11,517	(14)	7,620	(27,858)	—	—	29,386
Loan Assignments	34,784	— (a)	2,526	5,239	24,027	(415)	—	—	66,161
Preferred Stocks	17,655	—	(471)	—	—	—	—	—	17,184
Rights	—	—	11,477	—	—	—	—	—	11,477
Warrants	27	(1)	(25)	—	—	—	—	—	1
Total	$166,450	$(38,994)	$29,714	$5,225	$59,233	$(56,215)	$—	$(3,773)	$161,640

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(7,900). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

318	J.P. Morgan Income Funds	February 28, 2026

There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
Income Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$278,971	$1,905	$1,597	$(434)	$334,393	$(211,317)	$21,485	$(47,869)	$23,800	$402,531
Collateralized Mortgage Obligations	38,802	—	(7,011)	(466)	610,910	(340,929)	11	(5,620)	1,689	297,386
Commercial Mortgage-Backed Securities	104,618	— (b)	2,625	27	11,545	(31,593)	6,601	—	—	93,823
Common Stocks	14,139	478	(4,006)	—	14,019	(8,028)	—	—	—	16,602
Corporate Bonds	6,555	(4,177)	6,837	256	100,528	(12,270)	—	—	(1,689)	96,040
Loan Assignments	6,184	— (b)	4,494	1,137	6,129	(5)	—	—	—	17,939
Mortgage-Backed Securities	23,800	—	—	—	—	—	—	—	(23,800)	—
Preferred Stocks	18	—	— (b)	—	—	—	—	—	—	18
Rights	—	—	2,372	—	—	—	—	—	—	2,372
Warrants	101	— (b)	(2)	—	—	—	—	(99)	—	— (b)
Total	$473,188	$(1,794)	$6,906	$520	$1,077,524	$(604,142)	$28,097	$(53,588)	$—	$926,711

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Corporate Bonds, Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(896). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
Short Duration Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$47,326	$—	$462	$32	$15,000	$(12,583)	$—	$—	$50,237
Collateralized Mortgage Obligations	15,639	—	453	27	58,798	(6,879)	—	(3,083)	64,955
Commercial Mortgage-Backed Securities	—	—	325	14	24,312	—	—	—	24,651
Corporate Bonds	—	—	(36)	—	44,162	(2,814)	—	—	41,312
Total	$62,965	$—	$1,204	$73	$142,272	$(22,276)	$—	$(3,083)	$181,155

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $1,204. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

February 28, 2026	J.P. Morgan Income Funds	319

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
Short Duration Core Plus Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$15,385	$—	$427	$7	$16,471	$(2,461)	$—	$—	$29,829
Collateralized Mortgage Obligations	3,059	—	553	25	39,310	(7,883)	—	(1,136)	33,928
Commercial Mortgage-Backed Securities	—	—	243	16	17,672	—	—	—	17,931
Common Stocks	525	30	(19)	—	453	(527)	—	—	462
Corporate Bonds	502	(753)	685	21	29,122	(1,863)	—	—	27,714
Rights	—	—	224	—	—	—	—	—	224
Total	$19,471	$(723)	$2,113	$69	$103,028	$(12,734)	$—	$(1,136)	$110,088

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $1,424. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$632,350	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.52% - 12.39% (8.61%)

Corporate Bonds	632,350
	502,464	Discounted Cash Flow	Constant Default Rate	0.00% - 47.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	4.67% - 18.41% (6.45%)

Asset-Backed Securities	502,464
	33,482	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (33.61%)
			Yield (Discount Rate of Cash Flows)	4.71% - 7.91% (6.53%)

Collateralized Mortgage Obligations	33,482
	84,436	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.35% - 7.41% (6.22%)

Commercial Mortgage-Backed Securities	84,436
Total	$1,252,732

320	J.P. Morgan Income Funds	February 28, 2026

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $ 1,754,701. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34,279	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.17% - 7.22% (6.69%)

Commercial Mortgage-Backed Securities	34,279
	250,381	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.12% - 21.41% (8.18%)

Asset-Backed Securities	250,381
	159,249	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.32% - 12.82% (11.30%)
	1,107	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)

Corporate Bonds	160,356
	987	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.06%)

Loan Assignments	987
	1,260	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	12	Terms of Restructuring	Expected Recovery	$0.00 - $0.50 ($0.19)

Common Stocks	1,272
Total	$447,275

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $1,007,728. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,608	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (70.79%)

Loan Assignments	3,608
	30	Terms of Restructuring	Expected Recovery	$0.00 - $0.50 ($0.13)

Common Stocks	30

February 28, 2026	J.P. Morgan Income Funds	321

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$3,638

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $243. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$66,161	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.79%)

Loan Assignments	66,161
	28,620	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)

Corporate Bonds	28,620
	3,105	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	152	Terms of Restructuring	Expected Recovery	$0.00 - $0.50 ($0.14)

Common Stocks	3,257
Total	$98,038

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $63,602. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$128,248	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.12% - 9.24% (7.18%)

Asset-Backed Securities	128,248
	5,080	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% (7.41%)

Commercial Mortgage-Backed Securities	5,080
	5,026	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.06% (6.06%)

322	J.P. Morgan Income Funds	February 28, 2026

	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Collateralized Mortgage Obligations	5,026
	76,414	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% - 12.57% (11.70%)
	797	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	77,211
	17,939	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (77.98%)

Loan Assignments	17,939
	984	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	9	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	993
Total	$234,497

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $692,214. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34,996	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.97%)
			Yield (Discount Rate of Cash Flows)	4.79% - 5.24% (4.98%)

Asset-Backed Securities	34,996
	33,699	Discounted Cash Flow	Constant Prepayment Rate	25.00% - 100.00% (88.25%)
			Yield (Discount Rate of Cash Flows)	4.56% - 5.58% (4.90%)

Collateralized Mortgage Obligations	33,699
	28,846	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	12.39% (12.39%)

Corporate Bonds	28,846
Total	$97,541

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $83,614. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

February 28, 2026	J.P. Morgan Income Funds	323

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,012	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.21%)
			Yield (Discount Rate of Cash Flows)	4.86%-7.27% (6.35%)

Asset-Backed Securities	13,012
	24,820	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (82.40%)
			Yield (Discount Rate of Cash Flows)	4.60% - 5.02% (4.84%)

Collateralized Mortgage Obligations	24,820
	20,379	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% - 12.39% (11.12%)
	132	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	20,511
	3,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% (7.41%)

Commercial Mortgage-Backed Securities	3,000
	150	Market Comparable Companies	EBITDA Multiple (b)	12.48x (12.48x)

Common Stocks	150
Total	$61,493

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $48,595. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

324	J.P. Morgan Income Funds	February 28, 2026

C. Loan Assignments— Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At February 28, 2026, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:
Agent Bank	Percentage
Bank of America NA	15.9%
Goldman Sachs International	10.4
Barclays Bank plc	9.6
Royal Bank of Canada	8.4
JPMorgan Chase Bank, N.A.	8.3
Morgan Stanley	6.1
Citibank, NA	5.7
D. Unfunded Commitments— Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2026, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	6.670%	$87	$83	$—	$—	$87	$83
High Yield Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	6.670	366	349	—	—	366	349
Income Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	6.670	219	208	—	—	219	208

February 28, 2026	J.P. Morgan Income Funds	325

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Core Bond Fund, Core Plus Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Core Bond Fund, Core Plus Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	$(260)
	Collateral Received	Morgan Stanley	(300)
	Collateral Received	Wells Fargo Securities LLC	(6,943)
Core Plus Bond Fund	Collateral Received	Morgan Stanley	(540)
	Collateral Received	Wells Fargo Securities LLC	(660)
Income Fund	Collateral Posted	Bank of America NA	880
	Collateral Posted	Barclays Bank plc	1,110
	Collateral Posted	Goldman Sachs & Co. LLC	4,060
	Collateral Posted	Mizuho Securities USA LLC	50
	Collateral Posted	Morgan Stanley	2,340
	Collateral Posted	Wells Fargo Securities LLC	5,390
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

326	J.P. Morgan Income Funds	February 28, 2026

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the year ended February 28, 2026.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$1,927,258	$12,333,460	$13,190,408	$198	$(216)	$1,070,292	1,069,864	$61,050	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Core Plus Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$1,752,942	$6,743,081	$6,945,808	$173	$(111)	$1,550,277	1,549,657	$67,954	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	628	—	628	—	—	—	—	14 *	—
Total	$1,753,570	$6,743,081	$6,946,436	$173	$(111)	$1,550,277		$67,968	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

February 28, 2026	J.P. Morgan Income Funds	327

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Floating Rate Income Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (a) (b)	$9,982	$128,781	$134,764	$—	$—	$3,999	3,999	$423	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Government Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (a) (b)	$39,433	$645,170	$582,051	$—	$—	$102,552	102,552	$1,858	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

High Yield Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (a) (b)	$144,588	$2,640,878	$2,370,433	$—	$—	$415,033	415,033	$14,393	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Income Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$27,613	$7,334,674	$7,114,148	$(51)	$(2)	$248,086	247,987	$13,675	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

328	J.P. Morgan Income Funds	February 28, 2026

Short Duration Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.52% (a) (b)	$158,186	$4,370,056	$4,195,098	$—	$—	$333,144	333,144	$14,694	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.

Short Duration Core Plus Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.76% (a) (b)	$104,091	$2,946,101	$2,983,460	$23	$(4)	$66,751	66,724	$7,549	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s

February 28, 2026	J.P. Morgan Income Funds	329

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) — I(4) below describe the various derivatives used by the Funds.
(1) Options—Government Bond Fund and Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

330	J.P. Morgan Income Funds	February 28, 2026

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and

February 28, 2026	J.P. Morgan Income Funds	331

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 28, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$—	$—	$—	$7,161
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(13)	—	—	(3,626)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	16,709	21,546	644	—	20,548
Purchased Options at Market Value	—	—	820	—	—
Unrealized Depreciation on Futures Contracts *	(5,071)	(37)	(565)	—	(12,262)
Written Options at Market Value	—	—	(482)	—	—
Credit Risk Exposure:
Swaps at Value (Assets) **	—	—	—	2,797	—
Swaps at Value (Liabilities) **	—	—	—	—	(109,027)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	11,638	21,509	79	—	8,286
Swaps at Value **	—	—	—	2,797	(109,027)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(13)	—	—	3,535
Purchased Options at Market Value	—	—	820	—	—
Written Options at Market Value	—	—	(482)	—	—

	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$2,469	$1,921
Unrealized Depreciation on Futures Contracts *	(2,830)	(1,442)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	(4,494)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(361)	479
Swaps at Value **	—	(4,494)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

332	J.P. Morgan Income Funds	February 28, 2026

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2026, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(1,185)	$—	$—	$—	$(39,154)
Purchased Options	—	—	—	—	—	(1,442)
Interest Rate Risk Exposure:
Futures Contracts	114,391	15,884	—	(611)	—	17,528
Purchased Options	—	—	—	(984)	—	(10,692)
Written Options	—	—	—	703	—	—
Credit Risk Exposure:
Swap Contracts	—	—	288	—	1,216	(44,330)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(51)	$—	$—	$—	$3,535
Interest Rate Risk Exposure:
Futures Contracts	(18,160)	3,818	—	79	—	3,907
Purchased Options	—	—	—	338	—	—
Written Options	—	—	—	(193)	—	—
Credit Risk Exposure:
Swap Contracts	—	—	—	—	1,710	5,658

	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(14,534)	$3,209
Credit Risk Exposure:
Swap Contracts	—	935
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$1,079	$(1,009)
Credit Risk Exposure:
Swap Contracts	—	(231)

February 28, 2026	J.P. Morgan Income Funds	333

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$7,310,823	$4,869,170	$—	$138,512	$—	$3,673,343
Average Notional Balance Short	(204,192)	(13,452)	—	(37,891)	—	(1,372,395)
Ending Notional Balance Long	6,359,277	4,695,641	—	262,538	—	4,438,105
Ending Notional Balance Short	(363,697)	(2,971)	—	(95,944)	—	(1,479,505)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(3,819)	—	—	—	(303,935)
Average Settlement Value Sold	—	6,309	—	—	—	58,692
Ending Settlement Value Purchased	—	—	—	—	—	(933,584)
Ending Settlement Value Sold	—	10,086	—	—	—	232,485
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	3,027	—	787
Average Number of Contracts Written	—	—	—	(3,027)	—	—
Ending Number of Contracts Purchased	—	—	—	6,175	—	—
Ending Number of Contracts Written	—	—	—	(6,175)	—	—
OTC Options:
Average Number of Contracts Purchased	—	—	—	—	—	147,231,923
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	—	—	—	1,189,971
Average Notional Balance - Sell Protection	—	—	1,385	—	31,923	181,517
Ending Notional Balance - Buy Protection	—	—	—	—	—	1,157,234
Ending Notional Balance - Sell Protection	—	—	—	—	35,000	181,517

	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$2,754,357	$1,196,662
Average Notional Balance Short	(831,042)	(292,925)
Ending Notional Balance Long	3,150,651	1,164,910
Ending Notional Balance Short	(725,014)	(250,571)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	27,237
Ending Notional Balance - Buy Protection	—	58,515
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

334	J.P. Morgan Income Funds	February 28, 2026

Income Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Income Fund	Collateral Received	BNP Paribas	$1,064	$(670)
	Collateral Posted	Citibank, NA	(2,117)	2,200
	Collateral Posted	Citigroup Global Markets, Inc.	(6,258)	5,880
	Collateral Posted	Morgan Stanley	(24,640)	23,840
The Funds' derivatives contracts held at February 28, 2026 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
Core Bond Fund and Government Bond Fund invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$100	$7	$149	$8	$3	$— (a)	$3	$350	$620
Core Plus Bond Fund
Transfer agency fees	58	5	45	6	2	1	— (a)	204	321
Floating Rate Income Fund
Transfer agency fees	7	1	4	n/a	n/a	n/a	n/a	1	13
Government Bond Fund
Transfer agency fees	34	3	10	5	1	1	n/a	29	83
High Yield Fund
Transfer agency fees	34	4	6	3	— (a)	— (a)	1	50	98
Income Fund
Transfer agency fees	22	16	81	n/a	n/a	n/a	n/a	7	126
Short Duration Bond Fund
Transfer agency fees	25	2	16	n/a	n/a	n/a	n/a	78	121
Short Duration Core Plus Fund
Transfer agency fees	15	2	13	n/a	n/a	n/a	n/a	23	53

(a)	Amount rounds to less than one thousand.

February 28, 2026	J.P. Morgan Income Funds	335

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$—	$2,190	$(2,190)
Core Plus Bond Fund	—	(33)	33
Floating Rate Income Fund	—	1,011	(1,011)
High Yield Fund	—	(28,496)	28,496
Income Fund	—	4,747	(4,747)
Short Duration Bond Fund	—	365	(365)
Short Duration Core Plus Fund	—	1,236	(1,236)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and foreign currency gains and losses.
O. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

336	J.P. Morgan Income Funds	February 28, 2026

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.06%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$154	$— (a)
Core Plus Bond Fund	141	— (a)
Floating Rate Income Fund	1	—
Government Bond Fund	13	—
High Yield Fund	58	—
Income Fund	85	1
Short Duration Bond Fund	77	1
Short Duration Core Plus Fund	19	—

(a)	Amount rounds to less than one thousand.

February 28, 2026	J.P. Morgan Income Funds	337

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.70%(1)	1.20%(1)	0.45%(1)	1.05%(1)	0.80%(1)	0.55%(1)	0.40%(1)	0.30%(1)
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50	0.75	n/a	n/a	n/a	n/a	0.65
Government Bond Fund	0.70	1.20	0.45	1.05	0.80	0.55	n/a	0.30
High Yield Fund	0.85 (2)	1.35 (2)	0.60 (2)	1.20 (2)	0.95 (2)	0.70 (2)	0.55 (2)	0.45 (2)
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33

(1)
Prior to November 1, 2025, the contractual expense limitation was 0.75%, n/a, 0.50%, n/a, n/a, n/a, n/a and n/a for Class A, Class C, Class I,
Class R2, Class R3, Class R4, Class R5 and Class R6 respectively.

(2)
Prior to November 1, 2025, the contractual expense limitation was 0.90%, 1.40%, 0.65%, 1.25%, 1.00%, 0.75%, 0.60% and 0.50% for Class A,
Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual limitation percentages are in place until at least June 30, 2026, except for Core Bond Fund and High Yield Fund, which are in place until at least October 31, 2026.

338	J.P. Morgan Income Funds	February 28, 2026

For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$2,498	$1,659	$20,995	$25,152	$114
Core Plus Bond Fund	—	—	13,490	13,490	—
Floating Rate Income Fund	183	118	277	578	—
Government Bond Fund	973	648	1,066	2,687	3
High Yield Fund	4,240	2,829	1,516	8,585	41
Income Fund	—	—	24,362	24,362	—
Short Duration Bond Fund	1,793	1,197	5,382	8,372	—
Short Duration Core Plus Fund	259	175	4,755	5,189	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

Core Bond Fund	$3,119
Core Plus Bond Fund	3,438
Floating Rate Income Fund	22
Government Bond Fund	94
High Yield Fund	693
Income Fund	668
Short Duration Bond Fund	726
Short Duration Core Plus Fund	201
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

February 28, 2026	J.P. Morgan Income Funds	339

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$13,955,900	$14,908,442	$5,797,156	$1,391,252
Core Plus Bond Fund	13,871,759	12,905,672	2,045,628	1,242,318
Floating Rate Income Fund	35,744	141,652	—	—
Government Bond Fund	311,994	492,551	357,846	324,863
High Yield Fund	2,606,218	1,551,351	93,105	123,931
Income Fund	52,138,649	47,670,672	—	—
Short Duration Bond Fund	4,798,018	3,321,824	2,842,781	3,275,108
Short Duration Core Plus Fund	3,837,744	1,905,397	1,954,555	1,035,864
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$55,229,616	$973,687	$2,048,821	$(1,075,134)
Core Plus Bond Fund	26,126,226	548,605	624,195	(75,590)
Floating Rate Income Fund	178,985	1,083	10,342	(9,259)
Government Bond Fund	2,034,950	23,491	96,101	(72,610)
High Yield Fund	6,759,353	194,307	173,854	20,453
Income Fund	15,631,214	333,104	462,342	(129,238)
Short Duration Bond Fund	12,207,830	121,676	44,878	76,798
Short Duration Core Plus Fund	6,769,178	80,350	42,286	38,064
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Total Distributions Paid
Core Bond Fund	$2,087,101	$2,087,101
Core Plus Bond Fund	1,194,138	1,194,138
Floating Rate Income Fund	16,704	16,704
Government Bond Fund	63,897	63,897
High Yield Fund	428,077	428,077
Income Fund	860,491	860,491
Short Duration Bond Fund	472,154	472,154
Short Duration Core Plus Fund	225,902	225,902

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

340	J.P. Morgan Income Funds	February 28, 2026

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Core Bond Fund	$1,896,980	$1,896,980
Core Plus Bond Fund	1,029,991	1,029,991
Floating Rate Income Fund	27,995	27,995
Government Bond Fund	55,737	55,737
High Yield Fund	389,297	389,297
Income Fund	609,720	609,720
Short Duration Bond Fund	374,990	374,990
Short Duration Core Plus Fund	152,020	152,020

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$19,906	$(1,095,401)	$(1,076,182)
Core Plus Bond Fund	15,320	(1,445,738)	(75,760)
Floating Rate Income Fund	262	(359,456)	(9,262)
Government Bond Fund	551	(69,810)	(74,052)
High Yield Fund	8,627	(682,678)	20,506
Income Fund	39,912	(1,064,160)	(129,226)
Short Duration Bond Fund	4,085	(271,174)	76,678
Short Duration Core Plus Fund	2,305	(486,998)	38,058

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, ordinary loss deferrals, post-October capital loss deferrals, straddle loss deferral, dividends payable and wash sale loss deferrals.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$215,019	$880,382
Core Plus Bond Fund	354,927	1,090,811
Floating Rate Income Fund	48,756	310,700
Government Bond Fund	3,532	66,278
High Yield Fund	—	682,678
Income Fund	221,628	842,532
Short Duration Bond Fund	127,305	143,869
Short Duration Core Plus Fund	177,752	309,246

February 28, 2026	J.P. Morgan Income Funds	341

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$(17,426)	$43,481	$—
Core Plus Bond Fund	(22,615)	31,197	—
Floating Rate Income Fund	463	17,217	—
Government Bond Fund	(549)	12,176	—
High Yield Fund	(6,240)	86,975	33,420
Income Fund	(7,784)	19,276	—
Short Duration Bond Fund	(1,655)	2,012	—
Short Duration Core Plus Fund	(692)	1,919	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Fund	$36,986	$—
High Yield Fund	677	589
Short Duration Bond Fund	5,523	—
Short Duration Core Plus Fund	5,703	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at February 28, 2026. Average borrowings from the Facility during the year ended February 28, 2026 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Income Fund	$16,025	5.10%	1	$2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days

342	J.P. Morgan Income Funds	February 28, 2026

with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	2	26.8%
Core Plus Bond Fund	—	—	1	17.0
Floating Rate Income Fund	1	58.8	2	25.2
Government Bond Fund	—	—	3	50.1
High Yield Fund	—	—	1	16.5
Income Fund	1	31.1	2	35.3
Short Duration Bond Fund	1	55.3	1	11.9
Short Duration Core Plus Fund	1	58.8	—	—
As of February 28, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
High Yield Fund	10.4%	12.4%	11.8%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an

February 28, 2026	J.P. Morgan Income Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

344	J.P. Morgan Income Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Floating Rate Income Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Income Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Floating Rate Income Fund, JPMorgan Income Fund and JPMorgan Short Duration Core Plus Fund (three of the funds constituting JPMorgan Trust I) and JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund and JPMorgan Short Duration Bond Fund (five of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Income Funds	345

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2026:
Qualified Interest Income
JPMorgan Core Bond Fund	$1,851,223
JPMorgan Core Plus Bond Fund	1,041,009
JPMorgan Government Bond Fund	63,897
JPMorgan High Yield Fund	359,244
JPMorgan Short Duration Bond Fund	378,326
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026:
Income from U.S. Treasury Obligations
JPMorgan Core Bond Fund	21.2%
JPMorgan Core Plus Bond Fund	6.6
JPMorgan Government Bond Fund	34.9
JPMorgan High Yield Fund	0.8
JPMorgan Short Duration Bond Fund	18.8
JPMorgan Short Duration Core Plus Fund	9.8

346	J.P. Morgan Income Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-INC2-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Income Funds
February 28, 2026
JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 75.2%
Aerospace & Defense — 0.7%
BAE Systems plc (United Kingdom) 5.00%, 3/26/2027 (a)	3,377	3,417
Howmet Aerospace, Inc. 3.75%, 3/3/2028 (b)	4,831	4,825
L3Harris Technologies, Inc.
3.85%, 12/15/2026	3,074	3,072
5.40%, 1/15/2027	22,383	22,680
		33,994
Automobiles — 2.5%
BMW US Capital LLC (Germany)
4.65%, 8/13/2026 (a)	3,549	3,560
4.15%, 8/11/2027 (a)	11,294	11,345
Hyundai Capital America
5.50%, 3/30/2026 (a)	6,663	6,669
5.45%, 6/24/2026 (a)	11,111	11,157
3.00%, 2/10/2027 (a) (c)	603	598
5.30%, 3/19/2027 (a)	180	183
4.85%, 3/25/2027 (a)	20,602	20,797
5.28%, 6/24/2027 (a)	940	956
4.30%, 9/24/2027 (a)	10,031	10,076
Kia Corp. (South Korea) 3.25%, 4/21/2026 (a) (c)	4,416	4,410
Mercedes-Benz Finance North America LLC (Germany) 4.88%, 7/31/2026 (a)	10,340	10,380
Volkswagen Group of America Finance LLC (Germany)
4.90%, 8/14/2026 (a)	10,592	10,626
5.70%, 9/12/2026 (a) (c)	19,637	19,806
4.95%, 3/25/2027 (a)	2,675	2,700
4.35%, 6/8/2027 (a)	2,475	2,482
4.45%, 9/11/2027 (a)	4,527	4,551
		120,296
Banks — 29.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (d)	10,300	10,222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	46,723	47,307
(SOFRINDX + 0.75%), 4.44%, 7/7/2028 (a) (d)	2,627	2,642
ANZ New Zealand Int'l Ltd. (New Zealand)
4.00%, 1/22/2029 (a)	3,507	3,527
(SOFR + 0.61%), 4.29%, 1/22/2029 (a) (d)	5,078	5,075
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	30,534	30,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	1,690	1,689
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	25,815	25,796
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	36,047	35,723
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	1,149	1,134
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	7,571	7,606
Bank of Montreal (Canada)
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (d)	24,408	24,493
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (d)	33,171	33,200
(SOFR + 0.62%), 4.31%, 1/13/2028 (d)	16,786	16,818
Bank of New Zealand (New Zealand) 1.00%, 3/3/2026 (a)	11,036	11,035
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	44,371	44,889
(SOFR + 0.76%), 4.04%, 9/15/2028 (d)	23,354	23,388
(SOFR + 0.73%), 4.25%, 2/2/2030 (d)	9,977	10,026
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (a)	32,889	33,114
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (d)	10,000	10,032
(SOFR + 1.88%), 6.50%, 9/13/2027 (d)	39,777	40,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (d)	10,202	10,065
BNP Paribas SA (France)
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (d)	5,762	5,718
3.50%, 11/16/2027 (a)	3,516	3,491
BPCE SA (France) 5.20%, 1/18/2027 (a)	4,670	4,726
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	15,076	15,290
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,453
(SOFR + 0.93%), 4.51%, 9/11/2027 (d)	23,328	23,398
(SOFR + 0.72%), 4.86%, 1/13/2028 (d)	33,913	34,150
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (d)	7,878	7,914
Capital One NA 3.45%, 7/27/2026	47,719	47,630
Citibank NA
4.93%, 8/6/2026	3,365	3,378
(SOFR + 0.71%), 4.88%, 11/19/2027 (d)	26,235	26,417
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	21,711	21,558
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	1

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.14%), 4.64%, 5/7/2028 (d)	4,646	4,678
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (d)	19,396	19,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	5,000	4,985
Credit Agricole SA (France)
4.13%, 1/10/2027 (a)	13,251	13,279
2.02%, 1/11/2027 (a) (c)	1,500	1,477
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (d)	2,566	2,604
Fifth Third Bancorp (SOFR + 0.69%), 1.71%, 11/1/2027 (d)	25,632	25,251
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	5,000	4,999
(SOFR + 1.29%), 1.59%, 5/24/2027 (c) (d)	7,443	7,401
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	15,896	16,031
(SOFR + 1.10%), 2.25%, 11/22/2027 (c) (d)	7,400	7,315
(SOFR + 1.06%), 5.60%, 5/17/2028 (d)	10,482	10,674
ING Groep NV (Netherlands)
3.95%, 3/29/2027	7,013	7,020
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	19,545	19,508
(SOFR + 1.56%), 6.08%, 9/11/2027 (d)	19,510	19,721
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	50,934	51,366
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	8,536	8,641
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	10,500	10,430
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	20,340	20,153
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,357
3.66%, 2/28/2027	5,729	5,718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	28,776	28,605
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (d)	5,862	5,883
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Morgan Stanley Private Bank NA (SOFR + 0.76%), 4.21%, 2/8/2030 (d)	7,788	7,825
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (d)	15,157	15,157
(SOFRINDX + 0.90%), 4.59%, 3/25/2027 (d)	24,102	24,110
(SOFR + 1.04%), 5.60%, 7/2/2027 (d)	9,774	9,826
(SOFR + 0.80%), 4.95%, 2/1/2028 (d)	3,186	3,214
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (d)	8,958	8,990
(SOFR + 0.77%), 4.44%, 1/20/2029 (d)	5,643	5,649
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	27,913	27,913
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (d)	11,400	11,581
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	792	781
4.17%, 11/6/2028 (a)	10,622	10,660
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	17,586	17,348
PNC Financial Services Group, Inc. (The) (SOFR + 1.34%), 5.30%, 1/21/2028 (d)	6,374	6,450
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (d)	23,644	23,748
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (c) (d)	5,957	5,985
Santander Holdings USA, Inc. 3.24%, 10/5/2026	2,769	2,755
Societe Generale SA (France)
(SOFR + 1.10%), 4.77%, 2/19/2027 (a) (d)	678	681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	17,493	17,385
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (d)	2,500	2,531
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.34%, 10/8/2026 (d)	800	801
4.85%, 12/3/2027	8,583	8,730
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	5,269	5,265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	7,300	7,352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (d)	24,688	25,283
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	5,964	6,311
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (a) (d)	9,790	9,802
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.88%, 7/13/2026	5,181	5,219
2.63%, 7/14/2026	21,043	20,948
1.40%, 9/17/2026	9,266	9,146
2.17%, 1/14/2027	3,758	3,706
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	12,666	12,798
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (d)	1,730	1,718
Toronto-Dominion Bank (The) (Canada)
1.20%, 6/3/2026	860	854
(SOFR + 0.59%), 4.29%, 9/10/2026 (d)	5,457	5,468
4.57%, 12/17/2026	15,473	15,560
Series FXD, 1.95%, 1/12/2027	432	425
4.11%, 10/13/2028 (c)	8,744	8,785
Truist Bank
(SOFR + 0.59%), 4.67%, 5/20/2027 (d)	15,904	15,926
Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (d)	5,649	5,662
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (d)	27,816	27,816
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	16,138	16,219
US Bancorp (SOFR + 0.73%), 2.22%, 1/27/2028 (d)	5,627	5,543
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (d)	45,497	45,686
(SOFR + 0.91%), 4.73%, 5/15/2028 (d)	14,266	14,408
Wells Fargo & Co.
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (d)	10,931	11,017
(SOFR + 0.74%), 4.18%, 1/23/2030 (d)	10,341	10,378
Westpac New Zealand Ltd. (New Zealand) 4.13%, 1/29/2029 (a)	4,481	4,511
		1,443,482
Beverages — 0.5%
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027 (a)	7,612	7,451
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued
Constellation Brands, Inc. 4.35%, 5/9/2027	1,542	1,549
Molson Coors Beverage Co. 3.00%, 7/15/2026	13,776	13,718
		22,718
Biotechnology — 0.8%
AbbVie, Inc.
2.95%, 11/21/2026	24,137	23,984
3.78%, 3/3/2028	13,953	13,971
		37,955
Capital Markets — 4.9%
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	6,356	6,428
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	6,177	6,102
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (d)	17,189	17,241
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	15,229	15,220
(SOFR + 0.82%), 1.54%, 9/10/2027 (d)	22,800	22,500
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	13,235	13,057
(SOFR + 0.71%), 4.15%, 1/21/2029 (d)	10,762	10,766
(SOFR + 0.71%), 4.38%, 1/21/2029 (d)	6,741	6,742
Jefferies Financial Group, Inc. 4.50%, 9/15/2026	3,993	3,994
Macquarie Bank Ltd. (Australia)
5.27%, 7/2/2027 (a)	15,460	15,783
3.92%, 2/3/2028 (a)	7,096	7,124
(SOFR + 0.48%), 4.16%, 2/3/2028 (a) (d)	6,571	6,577
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.22%, 10/9/2026 (a) (d)	16,932	16,951
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	6,885	6,856
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	25,184	24,950
(SOFR + 0.80%), 4.24%, 1/9/2030 (d)	14,580	14,631
State Street Corp. (SOFR + 0.95%), 4.54%, 4/24/2028 (d)	8,113	8,171
UBS AG (Switzerland) (SOFR + 0.50%), 4.16%, 5/17/2027 (d)	21,330	21,346
UBS Group AG (Switzerland) (SOFR + 0.84%), 4.21%, 4/10/2030 (a) (d)	13,393	13,417
		237,856
Chemicals — 1.4%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	737
Ecolab, Inc. 4.30%, 6/15/2028	2,985	3,020
EIDP, Inc. 4.50%, 5/15/2026	11,162	11,165
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	3

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nutrien Ltd. (Canada) 4.50%, 3/12/2027	17,592	17,698
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	5,689	5,661
Westlake Corp. 3.60%, 8/15/2026	31,688	31,624
		69,905
Commercial Services & Supplies — 0.4%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	11,988	12,046
5.64%, 3/13/2027 (a)	5,782	5,866
		17,912
Communications Equipment — 0.1%
Cisco Systems, Inc. 2.50%, 9/20/2026 (c)	3,563	3,539
Consumer Finance — 5.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	20,050	19,856
6.10%, 1/15/2027	7,489	7,616
4.88%, 4/1/2028	10,783	10,964
American Express Co.
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	9,997	10,019
3.30%, 5/3/2027	3,572	3,555
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	12,021	12,144
(SOFR + 0.58%), 4.01%, 2/9/2029 (d)	8,757	8,783
(SOFR + 0.59%), 4.27%, 2/9/2029 (d)	14,020	14,018
American Honda Finance Corp.
(SOFR + 0.55%), 4.23%, 5/11/2026 (d)	4,157	4,160
(SOFR + 0.62%), 4.32%, 12/11/2026 (d)	12,944	12,976
(SOFR + 0.75%), 4.44%, 1/15/2027 (d)	25,831	25,934
(SOFR + 0.87%), 4.56%, 7/9/2027 (d)	9,467	9,521
(SOFR + 0.73%), 4.41%, 8/13/2027 (d)	17,875	17,954
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (a)	13,578	13,572
2.53%, 11/18/2027 (a)	5,884	5,717
4.20%, 4/15/2029 (a)	9,996	9,969
Capital One Financial Corp.
4.10%, 2/9/2027	7,000	7,010
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,109	2,076
General Motors Financial Co., Inc.
5.25%, 3/1/2026	5,888	5,888
1.50%, 6/10/2026	1,440	1,430
4.35%, 1/17/2027	2,583	2,587
2.35%, 2/26/2027	1,990	1,959
5.00%, 4/9/2027	4,170	4,212
5.35%, 7/15/2027	3,908	3,976
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Toyota Motor Credit Corp.
4.50%, 5/14/2027	7,356	7,427
(SOFR + 0.60%), 4.27%, 7/21/2027 (d)	8,330	8,332
(SOFR + 0.50%), 4.16%, 8/25/2027 (d)	30,841	30,891
		262,546
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The) 2.65%, 10/15/2026	8,724	8,660
Containers & Packaging — 0.1%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	2,858	2,855
Diversified REITs — 0.1%
WP Carey, Inc. 4.25%, 10/1/2026	2,767	2,768
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 3/25/2026	21,328	21,296
2.95%, 7/15/2026	5,000	4,980
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,296
		35,572
Electric Utilities — 2.5%
Duke Energy Corp. 2.65%, 9/1/2026	12,609	12,526
Enel Finance International NV (Italy)
1.63%, 7/12/2026 (a) (e)	5,662	5,610
3.63%, 5/25/2027 (a)	5,154	5,140
4.63%, 6/15/2027 (a) (c)	24,491	24,685
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	17,277	16,984
4.69%, 9/1/2027	11,504	11,635
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	5,609	5,649
PPL Capital Funding, Inc. 3.10%, 5/15/2026	8,280	8,263
Southern Co. (The) 3.25%, 7/1/2026	10,268	10,246
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	5,954	5,985
Wisconsin Electric Power Co. 3.95%, 3/1/2029	3,245	3,254
Xcel Energy, Inc. 3.35%, 12/1/2026	9,900	9,855
		119,832
Electronic Equipment, Instruments & Components — 0.1%
Teledyne Technologies, Inc. 1.60%, 4/1/2026 (c)	3,445	3,437
Financial Services — 0.7%
Citigroup Global Markets Holdings, Inc. (SOFR + 0.50%), 4.20%, 1/4/2027 (c) (d)	5,641	5,647
LSEG Finance plc (United Kingdom) 1.38%, 4/6/2026 (a)	4,732	4,720
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
National Rural Utilities Cooperative Finance Corp. 4.80%, 2/5/2027	4,128	4,163
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (a) (c)	10,257	10,406
NTT Finance Corp. (Japan) 4.57%, 7/16/2027 (a)	9,121	9,204
		34,140
Food Products — 1.7%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	12,703	12,667
3.25%, 8/15/2026	26,374	26,284
Danone SA (France) 2.95%, 11/2/2026 (a)	41,467	41,179
Ingredion, Inc. 3.20%, 10/1/2026	831	827
Tyson Foods, Inc. 3.55%, 6/2/2027	3,848	3,830
		84,787
Ground Transportation — 0.7%
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	6,502	6,472
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	5,342	5,355
3.40%, 11/15/2026 (a)	10,054	10,001
5.35%, 1/12/2027 (a)	1,108	1,119
4.20%, 4/1/2027 (a)	4,608	4,617
4.40%, 7/1/2027 (a)	4,689	4,710
		32,274
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co. 6.70%, 12/1/2026	469	476
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	16,449	16,572
		17,048
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. 4.70%, 11/15/2026	7,238	7,280
HCA, Inc. 5.25%, 6/15/2026	15,888	15,899
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	8,672	8,615
		31,794
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	15,078	15,068
Healthpeak OP LLC
3.25%, 7/15/2026	24,858	24,788
1.35%, 2/1/2027	11,936	11,663
Ventas Realty LP 3.25%, 10/15/2026	8,914	8,870
		60,389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc.
5.45%, 9/15/2026	1,864	1,875
4.20%, 7/15/2027	9,095	9,133
		11,008
Household Products — 0.2%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	11,779	11,663
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.90%, 1/8/2028	7,217	7,220
(SOFR + 0.60%), 4.29%, 1/8/2028 (d)	4,905	4,914
		12,134
Insurance — 8.0%
Athene Global Funding
4.86%, 8/27/2026 (a)	28,425	28,528
1.73%, 10/2/2026 (a)	14,797	14,594
4.95%, 1/7/2027 (a)	21,517	21,671
CNO Global Funding 4.38%, 9/8/2028 (a)	9,466	9,480
Corebridge Global Funding
5.35%, 6/24/2026 (a) (c)	23,483	23,585
5.75%, 7/2/2026 (a)	10,243	10,303
4.65%, 8/20/2027 (a)	20,717	20,911
4.25%, 8/21/2028 (a)	3,108	3,118
Equitable Financial Life Global Funding 4.60%, 4/1/2027 (a) (c)	38,398	38,674
F&G Global Funding
5.88%, 6/10/2027 (a)	19,991	20,302
4.65%, 9/8/2028 (a)	2,048	2,042
(SOFR + 1.33%), 5.03%, 9/8/2028 (a) (d)	5,457	5,486
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	2,254	2,258
(SOFR + 0.89%), 4.59%, 6/9/2027 (a) (d)	11,963	11,988
5.55%, 7/2/2027 (a)	12,358	12,581
(SOFR + 0.95%), 4.65%, 9/12/2028 (a) (d)	16,765	16,813
Lincoln National Corp. 3.63%, 12/12/2026	359	358
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	8,949	8,946
MassMutual Global Funding II
(SOFR + 0.68%), 4.36%, 8/1/2028 (a) (d)	14,752	14,776
4.00%, 1/22/2029 (a)	3,132	3,138
(SOFR + 0.66%), 4.34%, 1/22/2029 (a) (d)	6,896	6,904
Met Tower Global Funding
4.00%, 10/1/2027 (a)	2,283	2,290
4.00%, 1/14/2029 (a)	24,877	24,914
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	5

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Metropolitan Life Global Funding I (SOFR + 0.70%), 4.37%, 8/25/2028 (a) (d)	7,267	7,291
New York Life Global Funding
(SOFR + 0.66%), 4.34%, 7/25/2028 (a) (d)	11,573	11,613
4.05%, 2/2/2029 (a)	8,996	9,046
(SOFR + 0.57%), 4.25%, 2/2/2029 (a) (d)	9,587	9,580
Pacific Life Global Funding II (SOFR + 0.75%), 4.44%, 7/10/2028 (a) (d)	24,390	24,473
Principal Life Global Funding II
5.00%, 1/16/2027 (a)	3,712	3,749
4.60%, 8/19/2027 (a)	4,292	4,334
(SOFR + 0.81%), 4.47%, 8/18/2028 (a) (d)	6,063	6,066
Western-Southern Global Funding 4.25%, 1/29/2029 (a)	9,909	9,953
		389,765
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	11,137
Machinery — 0.7%
Daimler Truck Finance North America LLC (Germany)
5.00%, 1/15/2027 (a)	10,225	10,327
4.95%, 1/13/2028 (a)	15,014	15,271
Xylem, Inc. 3.25%, 11/1/2026	9,430	9,388
		34,986
Media — 0.0% ^
Omnicom Group, Inc. 3.60%, 4/15/2026	2,433	2,433
Metals & Mining — 0.4%
Anglo American Capital plc (South Africa) 4.75%, 4/10/2027 (a)	11,009	11,088
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.44%, 10/1/2026 (a) (d)	2,331	2,336
4.00%, 3/27/2027 (a)	5,152	5,153
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,797
		20,374
Multi-Utilities — 0.9%
Ameren Corp. 1.95%, 3/15/2027	10,255	10,047
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	8,400	8,374
Series D, 2.85%, 8/15/2026	16,926	16,842
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
DTE Energy Co. 2.85%, 10/1/2026	5,920	5,882
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	1,129	1,127
		42,272
Oil, Gas & Consumable Fuels — 1.6%
Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	1,971	1,971
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	12,809	12,633
5.90%, 11/15/2026	4,757	4,815
Energy Transfer LP
3.90%, 7/15/2026	14,903	14,884
6.05%, 12/1/2026	883	895
Enterprise Products Operating LLC 4.30%, 6/20/2028	3,097	3,130
MPLX LP 1.75%, 3/1/2026	15,379	15,379
Northwest Pipeline LLC 4.00%, 4/1/2027	12,000	12,004
Spectra Energy Partners LP 3.38%, 10/15/2026	11,908	11,861
		77,572
Pharmaceuticals — 0.4%
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	19,556	19,480
Residential REITs — 0.8%
Essex Portfolio LP 3.38%, 4/15/2026	15,490	15,472
Mid-America Apartments LP
1.10%, 9/15/2026	8,375	8,244
3.60%, 6/1/2027	9,502	9,479
UDR, Inc. 2.95%, 9/1/2026	6,224	6,191
		39,386
Retail REITs — 1.1%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	29,519	29,512
NNN REIT, Inc. 3.60%, 12/15/2026	5,649	5,632
Realty Income Corp. 4.13%, 10/15/2026	5,639	5,644
Scentre Group Trust 1 (Australia) 3.75%, 3/23/2027 (a)	14,066	14,037
		54,825
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.
3.46%, 9/15/2026	14,118	14,089
4.80%, 4/15/2028	34,651	35,362
		49,451
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.8%
Oracle Corp. 2.65%, 7/15/2026	24,200	24,055
Roper Technologies, Inc. 1.40%, 9/15/2027	10,400	10,002
VMware LLC 1.40%, 8/15/2026	4,772	4,716
		38,773
Specialized REITs — 0.8%
Equinix, Inc. 1.45%, 5/15/2026	16,762	16,670
Extra Space Storage LP 3.50%, 7/1/2026	20,934	20,896
		37,566
Specialty Retail — 0.5%
AutoZone, Inc.
3.13%, 4/21/2026	2,834	2,829
5.05%, 7/15/2026	16,747	16,809
Lowe's Cos., Inc. 4.80%, 4/1/2026	5,132	5,133
		24,771
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC 4.90%, 10/1/2026	14,837	14,889
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	18,746	18,801
4.05%, 9/15/2027	6,731	6,743
		40,433
Tobacco — 1.0%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	10,000	9,963
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	17,304	17,277
Philip Morris International, Inc.
4.75%, 2/12/2027	9,717	9,806
3.88%, 10/27/2028	9,507	9,528
		46,574
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 4.75%, 4/14/2027 (a)	2,642	2,658
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc. 2.63%, 4/15/2026	13,034	13,010
Total Corporate Bonds (Cost $3,650,779)		3,664,030
Asset-Backed Securities — 10.1%
Ally Auto Receivables Trust Series 2025-1, Class A2, 4.03%, 7/17/2028	18,382	18,393
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	31,474	31,907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMW Vehicle Lease Trust
Series 2024-2, Class A2A, 4.29%, 1/25/2027	2,903	2,904
Series 2024-1, Class A3, 4.98%, 3/25/2027	1,126	1,129
Series 2025-1, Class A2A, 4.43%, 9/27/2027	6,015	6,033
Series 2025-2, Class A2A, 3.94%, 11/26/2027	35,125	35,134
Capital One Prime Auto Receivables Trust
Series 2022-2, Class A3, 3.66%, 5/17/2027	288	288
Series 2025-1, Class A2A, 3.88%, 1/16/2029	5,658	5,662
Carmax Auto Owner Trust Series 2023-3, Class A3, 5.28%, 5/15/2028	25,208	25,367
CarMax Auto Owner Trust Series 2026-1, Class A2A, 3.87%, 4/16/2029	17,160	17,180
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	19,263	19,426
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	4,436	4,482
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	69	69
Series 2022-B, Class A3, 3.89%, 11/15/2027	4,916	4,915
Dell Equipment Finance Trust Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	6,966	6,985
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	927	930
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	2,250	2,261
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	6,010	6,030
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	833	836
Ford Credit Auto Lease Trust Series 2026-A, Class A2A, 3.83%, 8/15/2028	22,893	22,915
Ford Credit Auto Owner Trust
Series 2022-D, Class A3, 5.27%, 5/17/2027	1,844	1,848
Series 2024-C, Class A2A, 4.32%, 8/15/2027	6,415	6,421
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	3,499	3,503
Series 2026-1, Class A2, 3.77%, 4/20/2028	35,090	35,102
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A2A, 4.44%, 1/18/2028	3,543	3,547
Series 2023-1, Class A3, 4.66%, 2/16/2028	1,465	1,469
Series 2026-1, Class A2A, 3.77%, 3/16/2029	7,910	7,912
Series 2024-2, Class A3, 5.10%, 3/16/2029	2,087	2,104
Honda Auto Receivables Owner Trust
Series 2025-1, Class A2, 4.53%, 8/23/2027	19,343	19,380
Series 2023-3, Class A3, 5.41%, 2/18/2028	5,758	5,796
Series 2023-3, Class A4, 5.30%, 12/18/2029	8,848	8,950
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	7

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	8,000	8,023
Hyundai Auto Lease Securitization Trust
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	5,912	5,934
Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	5,103	5,121
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 6/15/2027	3,930	3,933
Series 2024-C, Class A2A, 4.53%, 9/15/2027	5,030	5,036
Series 2022-A, Class A4, 2.35%, 4/17/2028	214	214
John Deere Owner Trust Series 2022-C, Class A3, 5.09%, 6/15/2027	1,169	1,171
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A, 4.57%, 4/17/2028	7,533	7,566
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	5,823	5,839
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	2,864	2,873
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	20,110	20,152
Series 2026-1, Class A2, 4.04%, 3/15/2029	8,430	8,431
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	36	36
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	3,385	3,387
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	24	24
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	4,192	4,200
SCF Equipment Leasing LLC
Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	1,608	1,614
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,178	1,182
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	8,300	8,341
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 4/15/2027	829	829
Series 2023-A, Class A3, 4.63%, 9/15/2027	2,072	2,076
Series 2024-A, Class A3, 4.83%, 10/16/2028	6,479	6,520
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	3,653	3,659
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A2A, 4.00%, 8/21/2028	44,565	44,639
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	2,976	3,009
World Omni Auto Receivables Trust
Series 2022-D, Class A3, 5.61%, 2/15/2028	971	974
Series 2025-A, Class A2A, 4.49%, 4/17/2028	8,811	8,821
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-D, Class A3, 5.79%, 2/15/2029	1,099	1,112
Series 2026-A, Class A2A, 3.71%, 4/16/2029	19,480	19,473
Total Asset-Backed Securities (Cost $491,939)		493,067
U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes
3.38%, 9/15/2027	16,400	16,385
3.38%, 11/30/2027	51,700	51,668
3.38%, 12/31/2027	52,600	52,571
Total U.S. Treasury Obligations (Cost $120,184)		120,624
Short-Term Investments — 12.2%
Certificates of Deposits — 4.6%
Banco Santander SA (Spain) , 4.00%, 6/11/2026	25,000	25,013
Credit Agricole Corporate and Investment Bank (France) (SOFR + 0.34%), 4.01%, 4/21/2026 (d)	13,283	13,289
Deutsche Bank AG (Germany)
4.41%, 7/8/2026	20,742	20,779
4.41%, 7/10/2026	13,658	13,683
HSBC Bank USA NA (SOFR + 0.37%), 4.04%, 1/4/2027 (d)	11,407	11,412
Intesa Sanpaolo SpA (Italy) , 4.20%, 5/7/2026	21,658	21,669
KEB Hana Bank (South Korea) , 3.90%, 7/28/2026	4,394	4,394
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	5,307	5,312
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.33%), 4.00%, 3/11/2026 (d)	21,380	21,382
Mizuho Bank Ltd. (Japan) (SOFR + 0.32%), 3.99%, 3/6/2026 (d)	4,795	4,795
Nordea Bank Abp (Finland) (SOFR + 0.38%), 4.05%, 2/5/2027 (d)	20,431	20,457
Royal Bank of Canada (Canada) , 3.95%, 11/17/2026	22,379	22,411
Svenska Handelsbanken AB (Sweden) , 3.94%, 11/17/2026	39,931	39,980
Total Certificates of Deposit (Cost $224,366)		224,576
Commercial Paper — 5.1%
Australia & New Zealand Banking Group Ltd. (Australia) 3.75%, 2/3/2027 (a) (f)	13,319	12,869
Charles Schwab Corp. (The) 4.08%, 5/15/2026 (a) (f)	10,000	9,921
E.ON SE (Germany) 3.89%, 5/21/2026 (a) (f)	22,892	22,690
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (a) (f)	25,003	24,188
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (a) (f)	30,423	29,637
3.84%, 1/29/2027 (a) (f)	22,301	21,548
Glencore Funding LLC (Australia) 4.10%, 6/30/2026 (a) (f)	26,421	26,069
HCA, Inc. 4.30%, 5/14/2026 (a) (f)	12,200	12,092
Jackson National Life Short Term Funding LLC 3.90%, 2/3/2027 (a) (f)	11,287	10,898
Macquarie Bank Ltd. (Australia) 3.94%, 11/19/2026 (a) (f)	18,911	18,399
Mizuho Bank Ltd. (Japan) 4.41%, 6/10/2026 (a) (f)	4,963	4,910
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (f)	25,845	25,376
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.40%), 4.07%, 12/4/2026 (a) (d)	7,352	7,360
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.14%, 3/6/2026 (a) (f)	6,570	6,565
Westpac Banking Corp. (Australia) 3.78%, 1/29/2027 (a) (f)	13,377	12,929
Total Commercial Paper (Cost $245,326)		245,451
	SHARES (000)
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (g) (h) (Cost $45,058)	45,050	45,068
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (g) (h) (Cost $16,384)	16,384	16,384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.17%, dated 2/27/2026, due 7/2/2026, repurchase price $60,869, collateralized by Corporate Notes & Bonds, 0.00% - 12.50%, due 12/8/2026 - 12/31/2079^^, with the value of $65,904. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $591,134)		591,479
Total Investments — 100.0% (Cost $4,854,036)		4,869,200
Other Assets in Excess of Liabilities — 0.0% ^		1,145
NET ASSETS — 100.0%		4,870,345

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2026.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	The security or a portion of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 is $15,853.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(f)	The rate shown is the effective yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	9

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	February 28, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$4,747,748
Investments in affiliates, at value	45,068
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	16,384
Repurchase agreements, at value	60,000
Cash	555
Receivables:
Fund shares sold	11,626
Interest from non-affiliates	40,202
Dividends from affiliates	500
Securities lending income (See Note 2.D.)	2
Total Assets	4,922,085
LIABILITIES:
Payables:
Distributions	185
Investment securities purchased	13,948
Investment securities purchased — delayed delivery securities	4,827
Collateral received on securities loaned (See Note 2.D.)	16,384
Fund shares redeemed	15,137
Accrued liabilities:
Investment advisory fees	299
Administration fees	154
Service fees	403
Custodian and accounting fees	44
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	359
Total Liabilities	51,740
Net Assets	$4,870,345

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	11

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Managed Income Fund
NET ASSETS:
Paid-in-Capital	$4,919,799
Total distributable earnings (loss)	(49,454)
Total Net Assets	$4,870,345
Net Assets:
Class I	$96,491
Class L	4,773,854
Total	$4,870,345
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	9,605
Class L	474,561
Net Asset Value (a):
Class I — Offering and redemption price per share	$10.05
Class L — Offering and redemption price per share	10.06
Cost of investments in non-affiliates	$4,732,594
Cost of investments in affiliates	45,058
Cost of repurchase agreements	60,000
Investment securities on loan, at value (See Note 2.D.)	15,853
Cost of investment of cash collateral (See Note 2.D.)	16,384

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	February 28, 2026

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$229,666
Interest income from affiliates	2
Dividend income from affiliates	9,914
Income from securities lending (net) (See Note 2.D.)	61
Total investment income	239,643
EXPENSES:
Investment advisory fees	8,062
Administration fees	4,031
Service fees:
Class I	315
Class L	5,248
Custodian and accounting fees	184
Interest expense to affiliates	4
Professional fees	98
Trustees’ and Chief Compliance Officer’s fees	37
Printing and mailing costs	38
Registration and filing fees	371
Transfer agency fees (See Note 2.G.)	41
Other	48
Total expenses	18,477
Less fees waived	(5,343)
Net expenses	13,134
Net investment income (loss)	226,509
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	12,951
Investments in affiliates	(11)
Net realized gain (loss)	12,940
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,544
Investments in affiliates	(15)
Change in net unrealized appreciation/depreciation	1,529
Net realized/unrealized gains (losses)	14,469
Change in net assets resulting from operations	$240,978
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$226,509	$282,077
Net realized gain (loss)	12,940	6,239
Change in net unrealized appreciation/depreciation	1,529	11,701
Change in net assets resulting from operations	240,978	300,017
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,201)	(13,904)
Class L	(223,697)	(268,610)
Total distributions to shareholders	(228,898)	(282,514)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(569,696)	(315,043)
NET ASSETS:
Change in net assets	(557,616)	(297,540)
Beginning of period	5,427,961	5,725,501
End of period	$4,870,345	$5,427,961
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	February 28, 2026

	JPMorgan Managed Income Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$124,839	$333,198
Distributions reinvested	5,008	13,644
Cost of shares redeemed	(178,398)	(445,220)
Change in net assets resulting from Class I capital transactions	(48,551)	(98,378)
Class L
Proceeds from shares issued	6,086,561	5,408,997
Distributions reinvested	213,496	261,593
Cost of shares redeemed	(6,821,202)	(5,887,255)
Change in net assets resulting from Class L capital transactions	(521,145)	(216,665)
Total change in net assets resulting from capital transactions	$(569,696)	$(315,043)
SHARE TRANSACTIONS:
Class I
Issued	12,457	33,298
Reinvested	500	1,363
Redeemed	(17,788)	(44,480)
Change in Class I Shares	(4,831)	(9,819)
Class L
Issued	605,893	539,716
Reinvested	21,254	26,108
Redeemed	(679,031)	(587,570)
Change in Class L Shares	(51,884)	(21,746)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Managed Income Fund
Class I
Year Ended February 28, 2026	$10.02	$0.41	$0.03	$0.44	$(0.41)
Year Ended February 28, 2025	9.99	0.48	0.03	0.51	(0.48)
Year Ended February 29, 2024	9.98	0.48	—(d )	0.48	(0.47)
Year Ended February 28, 2023	9.96	0.16	0.03	0.19	(0.17)
Year Ended February 28, 2022	10.03	0.02	(0.06)	(0.04)	(0.03)
Class L
Year Ended February 28, 2026	10.04	0.42	0.03	0.45	(0.43)
Year Ended February 28, 2025	10.00	0.50	0.04	0.54	(0.50)
Year Ended February 29, 2024	9.99	0.48	0.02	0.50	(0.49)
Year Ended February 28, 2023	9.97	0.17	0.03	0.20	(0.18)
Year Ended February 28, 2022	10.04	0.03	(0.06)	(0.03)	(0.04)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.05	4.50%	$96,491	0.39%	4.09%	0.49%	98%
10.02	5.26	144,680	0.39	4.80	0.49	103
9.99	4.93	242,304	0.39	4.77	0.49	96
9.98	1.90	173,561	0.39	1.58	0.48	47
9.96	(0.43)	27,865	0.39	0.19	0.48	78

10.06	4.55	4,773,854	0.24	4.22	0.34	98
10.04	5.52	5,283,281	0.24	4.98	0.34	103
10.00	5.09	5,483,197	0.24	4.83	0.33	96
9.99	2.06	8,206,090	0.24	1.68	0.33	47
9.97	(0.28)	12,895,309	0.24	0.33	0.33	78

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Income Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified
The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder service agreements. No sales charges are assessed with respect to the Fund.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.

18	J.P. Morgan Income Funds	February 28, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$493,067	$—	$493,067
Corporate Bonds	—	3,664,030	—	3,664,030
U.S. Treasury Obligations	—	120,624	—	120,624
Short-Term Investments
Certificates of Deposits	—	224,576	—	224,576
Commercial Paper	—	245,451	—	245,451
Investment Companies	45,068	—	—	45,068
Investment of Cash Collateral from Securities Loaned	16,384	—	—	16,384
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	61,452	530,027	—	591,479
Total Investments in Securities	$61,452	$4,807,748	$—	$4,869,200
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of February 28, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

February 28, 2026	J.P. Morgan Income Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of February 28, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$15,853	$(15,853)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
E. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$158,512	$7,397,522	$7,510,940	$(11)	$(15)	$45,068	45,050	$9,914	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	10,941	150,305	144,862	—	—	16,384	16,384	378 *	—
Total	$169,453	$7,547,827	$7,655,802	$(11)	$(15)	$61,452		$10,292	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

20	J.P. Morgan Income Funds	February 28, 2026

G. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended February 28, 2026, are as follows:
	Class I	Class L	Total
Transfer agency fees	$5	$36	$41
H. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$1,161	$(1,161)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

February 28, 2026	J.P. Morgan Income Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.
For the year ended February 28, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$2,906	$1,938	$4	$4,848

22	J.P. Morgan Income Funds	February 28, 2026

Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 was $495.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$3,335,984	$3,405,006	$377,842	$374,003
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,855,601	$13,777	$178	$13,599
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$228,898	$228,898

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2026	J.P. Morgan Income Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$282,514	$282,514

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$4,188	$(65,021)	$13,599

The cumulative timing differences primarily consist of tax adjustments on certain investments.
As of February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$28,411	$36,610
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$8,477	$3,302
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of

24	J.P. Morgan Income Funds	February 28, 2026

$25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of February 28, 2026, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 87.9% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

February 28, 2026	J.P. Morgan Income Funds	25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Managed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Managed Income Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

26	J.P. Morgan Income Funds	February 28, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Treasury Income
The Fund had 3.00%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026.

February 28, 2026	J.P. Morgan Income Funds	27

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-INC3-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Municipal Bond Funds
February 28, 2026
JPMorgan California Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—91.8% (a)
Alabama—2.0%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	115	116
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,047
		1,163
Utility—1.8%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	4,137
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,656
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,612
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,092
		8,497
Total Alabama		9,660
California—83.4%
Certificate of Participation/Lease—1.0%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	2,000	2,331
County of San Diego, County Public Health and Capital Improvement Series 2023, COP, 5.00%, 10/1/2037	425	504
Mount Diablo Unified School District , COP, A.G., 5.00%, 9/1/2031	1,000	1,153
Placentia-Yorba Linda Unified School District , COP, 5.00%, 10/1/2029	1,000	1,104
		5,092
Education—5.7%
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,260
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2054 (b)	1,250	1,233
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,074
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,750
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,303
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Education — continued
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,188
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	283
Series 2023, 4.00%, 8/1/2043	1,000	1,015
Series 2023, 5.00%, 8/1/2044	800	884
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,178
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,506
Series 2025CD, Rev., 5.00%, 5/15/2036	2,000	2,448
Series 2025CD, Rev., 5.25%, 5/15/2040	2,000	2,545
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,360
Series 2026CF, Rev., 5.00%, 11/15/2043 (d)	1,500	1,712
		27,739
General Obligation—15.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	4,002
Centinela Valley Union High School District , GO, A.G., 5.00%, 8/1/2027 (d)	2,270	2,353
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,524
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2037	1,000	674
Series A, GO, Zero Coupon, 8/1/2039	1,075	652
Series A, GO, Zero Coupon, 8/1/2044	750	335
Series A, GO, Zero Coupon, 8/1/2045	1,000	420
Series A, GO, Zero Coupon, 8/1/2046	1,000	393
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,145
Desert Community College District, Election of 2016
GO, 5.00%, 8/1/2045	2,500	2,798
GO, 4.00%, 8/1/2051	4,000	3,890
Desert Sands Unified School District, Election of 2024 , GO, 4.00%, 8/1/2050	1,500	1,470
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,388
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,509
Long Beach Community College District Series 2025E, GO, 5.00%, 8/1/2046	1,650	1,821
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,248
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,173
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,094
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	407
GO, Zero Coupon, 7/1/2032	880	686
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	1,023
Series B, GO, 5.00%, 8/1/2040	1,000	1,189
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	894
GO, 5.00%, 8/1/2033	700	849
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,936
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	1,010
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	1,011
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,775
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	1,024
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,756
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (e)	385	414
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,290
San Dieguito Union High School District , GO, 5.00%, 8/1/2037	1,700	2,084
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042	1,500	1,744
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	684
Series C, GO, 4.00%, 9/1/2043	1,490	1,537
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,689
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,088
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,849
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	799
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
General Obligation — continued
San Mateo Union High School District , GO, 5.00%, 9/1/2028 (d)	1,750	1,865
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,678
State of California Series 2024B2, GO, VRDO, 1.03%, 3/11/2026 (c)	5,000	5,000
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	971
GO, 4.00%, 10/1/2041	5,000	5,168
Twin Rivers Unified School District Series 2016A, GO, A.G., 4.00%, 2/1/2039 (d)	1,000	1,075
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	1,001
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,288
		77,673
Hospital—7.4%
California Health Facilities Financing Authority, Adventist Health System
Series 2023B, Rev., VRDO, 1.40%, 3/2/2026 (c)	4,805	4,805
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,166
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251
Rev., 5.00%, 11/15/2032	400	402
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,911
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,138
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,587
California Health Facilities Financing Authority, EL Camino Health
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,133
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,902
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,352
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	2,021
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,400
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,565
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	916
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	768
Series 2025, Rev., 5.00%, 11/1/2054	2,000	2,033
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	2,068
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	700
Series 2024A, Rev., 5.00%, 12/1/2027	450	473
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,069
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,201
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	1,000
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	1,018
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,402
		36,281
Housing—8.1%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,514
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,551
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	455
Series 2024A, Rev., 5.00%, 8/15/2027	575	595
Series 2024A, Rev., 5.00%, 8/15/2029	820	885
Series 2024A, Rev., 5.00%, 8/15/2031	540	602
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	1,019
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,830
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,530
California Municipal Finance Authority, Multi-Family Housing EL Camino Real , Rev., 2.50%, 3/1/2029 (c)	1,000	1,000
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Housing — continued
California Municipal Finance Authority, Multi-Family Housing Palmdale Family Apartments Series 2025 A-1, Rev., 2.95%, 1/1/2028 (c)	3,000	3,022
California Municipal Finance Authority, Multi-Family Housing The Winslow Series 2025A, Rev., 2.95%, 12/1/2028 (c)	3,000	3,025
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,183
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,510
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,610
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,974
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	2,000	2,012
Los Angeles Housing Authority, Multi Family Housing, Victory BLVD Series 2025A, Rev., 3.00%, 7/1/2029 (c)	2,500	2,524
Marina Joint Powers Financing Authority, Multi Family Housing Preston Park Apartments , Rev., FNMA COLL, 3.40%, 3/1/2036	5,500	5,607
		39,448
Industrial Development Revenue/Pollution Control Revenue—4.8%
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,287
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,000	3,032
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	3,004
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020B, Rev., AMT, 3.85%, 6/1/2026 (c)	3,500	3,501
Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	2,016
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project , Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,348
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Industrial Development Revenue/Pollution Control Revenue — continued
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.25%, 4/15/2026 (b) (c)	1,250	1,250
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,015
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	510
Series 2023A, Rev., 5.00%, 6/1/2038	400	447
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,083
Santa Cruz County Redevelopment Successor Agency
Series 2025B, Rev., 5.00%, 9/1/2026	500	507
Series 2025B, Rev., 5.00%, 9/1/2027	285	298
Series 2025B, Rev., 5.00%, 9/1/2028	400	430
Series 2025B, Rev., 5.00%, 9/1/2029	500	551
		23,279
Other Revenue—11.4%
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	712
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,435
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,178
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	1,024
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	775
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	890
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	1,068
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	451
Series 2024A, Rev., 5.00%, 4/1/2027	365	374
Series 2024A, Rev., 5.00%, 4/1/2028	310	324
Series 2024A, Rev., 5.00%, 4/1/2029	250	266
Series 2024A, Rev., 5.00%, 4/1/2030	200	217
Series 2024A, Rev., 5.00%, 4/1/2031	265	291
Series 2024A, Rev., 5.00%, 4/1/2032	310	346
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	997	1,013
Series 2025-1, Rev., 3.54%, 2/20/2041 (c)	992	960
Series 2026A-1, Rev., 4.05%, 7/20/2041 (d)	1,000	1,011
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,500
Series 2024A, Rev., 5.00%, 4/1/2054	1,300	1,323
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Other Revenue — continued
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,408
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,570
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,101
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,179
City of Los Angeles , Rev., TRAN, 5.00%, 6/25/2026	5,000	5,043
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,455
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,420
Imperial Irrigation District Electric System , Rev., 5.00%, 11/1/2043	1,150	1,311
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,401
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,353
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,710
Municipal Improvement Corp. of Los Angeles Series 2025A, Rev., 5.00%, 5/1/2044	1,000	1,113
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	2,010
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,109
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	358
Series 2025A, Rev., 5.00%, 11/1/2033	475	577
Series 2026B, Rev., 5.00%, 10/1/2042	1,000	1,166
Series 2026B, Rev., 5.00%, 10/1/2043	1,000	1,150
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	616
San Diego Public Facilities Financing Authority
Series 2025A, Rev., 5.00%, 10/15/2042	2,500	2,877
Series 2025A, Rev., 5.00%, 10/15/2043	2,000	2,272
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	1,435	1,413
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Other Revenue — continued
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,112
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,064
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	1,011
		55,957
Prerefunded—1.0%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,401
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,661
		5,062
Transportation—9.9%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, 1.57%, 3/2/2026 (c)	8,600	8,600
Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,483
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	778
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,212
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,740	1,480
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	1,020
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,063
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,178
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,824
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,410
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,205
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,462
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,146
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Transportation — continued
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,717
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,270
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,589
San Francisco City and County Airport Comm-San Francisco International Airport
Series 2018B, Rev., VRDO, 1.15%, 3/11/2026 (c)	5,000	5,000
Series 2025D, Rev., AMT, 5.00%, 5/1/2032	1,800	2,057
Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,752
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2030	615	698
Series 2025A, Rev., A.G., 5.00%, 12/1/2031	880	1,020
Series 2025A, Rev., A.G., 5.00%, 12/1/2033	745	893
Series 2025A, Rev., A.G., 5.00%, 12/1/2035	720	883
Series 2025A, Rev., A.G., 5.00%, 12/1/2037	440	529
		48,269
Utility—9.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,005
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,175	2,346
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,180
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,532
Series 2025F, Rev., 5.00%, 11/1/2033	2,000	2,213
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,800	4,256
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	1,100	1,221
Series 2026B, Rev., 5.00%, 3/1/2036	2,700	2,942
Central Valley Energy Authority, Commodity Supply , Rev., 5.00%, 8/1/2034	1,000	1,099
City of Glendale Electric
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,220	1,298
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,147
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2026	650	651
Imperial Irrigation District Electric System , Rev., 5.00%, 11/1/2044	1,175	1,320
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,484
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Utility — continued
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,930
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,139
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,126
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,302
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	904
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,227
Series 2025A, Rev., 5.00%, 5/1/2035	750	933
Series 2025A, Rev., 5.00%, 5/1/2037	885	1,077
		45,332
Water & Sewer—8.9%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,032
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund , Rev., 4.00%, 10/1/2040	2,000	2,103
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,067
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,597
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,267
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,368
City of San Francisco Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F-1, Rev., 5.00%, 11/1/2038	1,500	1,829
City of San Francisco, Public Utilities Commission Water Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,815
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,230
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,083
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,912
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2027	450	472
Series 2023A, Rev., 5.00%, 9/1/2029	260	288
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,115
INVESTMENTS	Principal Amount ($000)	Value ($000)

California — continued
Water & Sewer — continued
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,010
Series 2025C, Rev., 5.00%, 7/1/2036	1,450	1,710
Series 2023D, Rev., 5.00%, 7/1/2042	520	572
Los Angeles Department of Water and Power Water System Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,105
Los Angeles Department of Water and Power, Water System
Series 2022D, Rev., 5.00%, 7/1/2041	270	295
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,876
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,118
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,385
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (e)	440	448
Series 2018B, Rev., 5.00%, 10/1/2026	635	647
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,769
Southern California Water Replenishment District , Rev., 5.00%, 8/1/2038	1,250	1,321
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,361
State of California Department of Water Resources, Central Valley Project, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,856
		43,651
Total California		407,783
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project , Rev., AMT, 5.50%, 7/1/2053	250	186
Georgia—1.4%
Utility—1.4%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,178
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,255
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,940	3,215
		6,648
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,412
Idaho—0.2%
Housing—0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	995	1,152
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,265	926
Kentucky—0.2%
Utility—0.2%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	950	1,012
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,655	3,844
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,180	479
		4,323
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,026
Total Ohio		5,349
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,088
Puerto Rico—1.5%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,046
Other Revenue—1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,275	688
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	901
INVESTMENTS	Principal Amount ($000)	Value ($000)

Puerto Rico — continued
Other Revenue — continued
Series A-2, Rev., 4.33%, 7/1/2040	250	251
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	1,050
Series A-1, Rev., 5.00%, 7/1/2058	2,400	2,351
		5,241
Total Puerto Rico		7,287
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	490	558
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	995	1,153
		1,711
Utah—0.2%
Housing—0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	970	1,100
Wisconsin—0.6%
Housing—0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920	1,006
Transportation—0.4%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,057
Rev., AMT, 5.75%, 7/1/2049	1,000	1,055
		2,112
Total Wisconsin		3,118
Total Municipal Bonds (Cost $436,888)		448,432
	Shares (000)
Short-Term Investments—8.9%
Investment Companies—8.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (f) (g)(Cost $43,457)	43,454	43,458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	7

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	No. of Contracts	Value ($000)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 150,000
Counterparty: Exchange-Traded * (Cost $ 117)	1,500	199
Total Investments—100.7% (Cost $480,462)		492,089
Liabilities in Excess of Other Assets—(0.7)%		(3,346)
Net Assets—100.0%		488,743

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	February 28, 2026

Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	87	06/18/2026	USD	9,899	43

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,500.00	USD 150,000	USD 131.00	4/24/2026	(117)
Total Written Options Contracts (Premiums Received $ (70))						(117)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	9

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—92.3% (a)
Alabama—1.2%
Utility—1.2%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	3,034
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,612
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,092
		5,738
California—0.9%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650	389
Transportation—0.2%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,240	1,210
Utility—0.6%
California Community Choice Financing Authority, Clean Energy Project Series 2026B, Rev., 5.00%, 3/1/2036	2,500	2,724
Total California		4,323
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project , Rev., AMT, 5.50%, 7/1/2053	250	186
Georgia—1.6%
Utility—1.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,831
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,178
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,575
		7,584
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,412
INVESTMENTS	Principal Amount ($000)	Value ($000)

Kentucky—0.6%
Utility—0.6%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,607
Series 2025B, Rev., 5.00%, 12/1/2033	950	1,013
		2,620
Nevada—0.1%
Transportation—0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500	270
New York—84.3%
Education—6.8%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,272
Build NYC Resource Corp., ERE425, LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (c)	1,000	1,005
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,108
Clinton County Capital Resource Corp., CVCES Boces Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	780
Madison County Capital Resource Corp., Colgate University Refunding Project , Rev., 5.00%, 7/1/2041	1,150	1,326
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,319
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,524
New York State Dormitory Authority, Court Facilities Lease Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,034
New York State Dormitory Authority, Master Boces Program , Rev., 4.13%, 8/15/2046	1,000	1,001
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,981
New York State Dormitory Authority, Orchard Park CCRC, Inc. Obligate Series 2025A, Rev., 5.13%, 11/15/2050	1,850	1,893
New York State Dormitory Authority, Rockland Boces Issue , Rev., 4.25%, 8/15/2050	2,000	1,951
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110	2,503
Onondaga Civic Development Corp., Syracuse University Project , Rev., 4.50%, 12/1/2050	2,000	2,002
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Education — continued
Onondaga County Trust for Cultural Resources, Syracuse University Project , Rev., 4.00%, 12/1/2047	3,350	3,205
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2033	470	563
Rev., 5.00%, 7/1/2034	300	362
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000	1,951
		31,780
General Obligation—13.1%
Chappaqua Central School District , GO, 4.00%, 7/15/2039	1,015	1,076
City of Jamestown , GO, BAN, 4.25%, 5/15/2026	5,670	5,688
City of New York, Fiscal Year 2008 Series 2008L-4, GO, VRDO, 1.95%, 3/2/2026 (b)	2,000	2,000
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,679
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, 1.90%, 3/2/2026 (b)	935	935
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,095
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,118
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,067
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,109
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,109
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,655
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,100
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,134
County of Erie, Buffalo Bills Stadium Project
Series 2024B, GO, 4.00%, 9/15/2047	1,360	1,349
Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,627
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,107
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,945
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,530
County of Onondaga Series 2022, GO, 4.00%, 6/15/2037	2,000	2,092
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,470
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
General Obligation — continued
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,129
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990	1,027
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000	2,090
GO, 4.00%, 5/1/2043	1,725	1,762
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,424
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	2,000	2,023
Town of Oyster Bay , GO, BAN, 4.00%, 8/21/2026	6,000	6,049
Town of Webster , GO, BAN, 4.00%, 8/25/2026	4,000	4,034
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,098
GO, 4.00%, 1/15/2041	2,000	2,059
		61,580
Hospital—5.9%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000	2,134
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,108
Dutchess County Local Development Corp., Health Quest System, Inc., Project Series 2016B, Rev., 5.00%, 7/1/2046	1,250	1,250
Genesee County Funding Corp. (The), Rochester Regional Health Energy Projects Series 2025A, Rev., 5.25%, 12/1/2050	1,000	1,030
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	2,500	2,983
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,000	1,773
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,118
Series 2025 1, Rev., 5.00%, 7/1/2035	1,655	2,014
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,209
Series 2025 1, Rev., 5.25%, 7/1/2054	515	553
New York State Dormitory Authority, Mount Sinai Obligated Group , Rev., 5.00%, 7/1/2045	2,000	2,051
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,161
Series 2022A, Rev., 5.00%, 5/1/2052	3,465	3,528
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	11

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Hospital — continued
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500	560
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250	1,361
New York State Dormitory Authority, White Plains Hospital , Rev., A.G., 5.50%, 10/1/2054	2,000	2,140
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,638
		27,611
Housing—8.0%
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	3,500	3,521
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170	1,198
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project , Rev., 5.25%, 12/15/2031	3,900	4,058
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, 1.90%, 3/2/2026 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	2,058
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, 2.14%, 3/6/2026 (b)	8,000	8,000
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, 1.75%, 3/11/2026 (b)	8,000	8,000
Series 227, Rev., 3.25%, 10/1/2050	2,000	1,999
Series 273, Rev., 6.00%, 10/1/2055	3,850	4,355
		37,414
Industrial Development Revenue/Pollution Control Revenue—1.8%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,388
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,690
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	1,260	1,510
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Industrial Development Revenue/Pollution Control Revenue — continued
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,435
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc., Project , Rev., AMT, 3.00%, 5/1/2026 (b)	1,500	1,500
		8,523
Other Revenue—22.2%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 1.93%, 3/2/2026 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,133
Rev., 5.00%, 11/1/2044	1,700	1,915
Series 2023A, Rev., 5.00%, 11/1/2044	4,500	4,966
Rev., 5.00%, 11/1/2046	2,700	2,950
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,400
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,044
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,145
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,516
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,951
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	1,000	1,195
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026B, Rev., 5.00%, 5/1/2042	2,500	2,814
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2044	2,000	2,203
Series 2026B, Rev., 5.00%, 5/1/2051	1,000	1,047
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,123
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,246
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011A-4, Rev., VRDO, 2.00%, 3/2/2026 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2035	2,000	2,045
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, 2.00%, 3/2/2026 (b)	1,100	1,100
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,079
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,188
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,103
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	961
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,091
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,627
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,000	2,172
New York Convention Center Development Corp., Hotel Unit Fee Secured , Rev., 5.00%, 11/15/2045	2,170	2,171
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., Zero Coupon, 11/15/2047	1,600	602
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090	3,154
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	2,500	2,501
New York Liberty Development Corp., World Trade Centre , Rev., 5.00%, 11/15/2044 (c)	1,000	1,002
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,500	1,475
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,030
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,140
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,056
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,119
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,033
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 4.00%, 6/1/2039	2,640	2,580
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,000	644
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Other Revenue — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	949
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2046	1,000	926
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,031
Series A, Rev., 5.00%, 6/1/2036	2,000	2,028
Series B, Rev., 5.00%, 6/1/2048	2,350	2,163
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240	255
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,817
Series B, Rev., 5.00%, 6/1/2034	2,000	2,041
		104,331
Special Tax—2.9%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,036
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	3,045
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,466
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,621
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,506
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	1,000
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,537
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,522
		13,733
Transportation—13.2%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,628
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,555
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,174
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,781
Series 2022A, Rev., 4.00%, 2/15/2043	2,100	2,127
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	13

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Transportation — continued
Metropolitan Transportation Authority
Series 2024A, Rev., 5.00%, 11/15/2040	1,000	1,110
Series 2024B, Rev., 5.00%, 11/15/2041	3,000	3,334
Series 2020 A-1, Rev., A.G., 4.00%, 11/15/2043	2,590	2,550
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200	2,258
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,560
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,039
Series 2026B-2, Rev., 5.00%, 11/15/2048	1,685	1,777
MTA Hudson Rail Yards Trust Obligations Series 2016A, Rev., 5.00%, 11/15/2051	1,000	1,000
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,363
Series N, Rev., 4.00%, 1/1/2041	2,500	2,536
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,232
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,322
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	2,000	1,929
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000	1,122
Rev., AMT, 5.50%, 6/30/2054	1,500	1,534
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,348
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,026
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,366
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,254
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,121
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,473
Series B, Rev., 5.00%, 11/15/2033	1,500	1,550
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,692
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,077
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,384
INVESTMENTS	Principal Amount ($000)	Value ($000)

New York — continued
Transportation — continued
Series 2025L-2, Rev., 5.00%, 11/15/2043	1,250	1,393
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,133
		61,748
Utility—5.8%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,517
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,810
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,125
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,085
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,698
Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,964
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	952
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000	1,039
Series 1997B, Rev., 3.80%, 8/1/2032	4,000	4,192
Utility Debt Securitization Authority, Restructuring Bond
Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,466
Series 2025TE-1, Rev., 5.00%, 12/15/2046	3,250	3,557
		27,405
Water & Sewer—4.6%
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,063
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025
Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,215
Series 2025CC, Rev., 5.00%, 6/15/2046	2,000	2,148
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-1, Rev., 5.00%, 6/15/2044	1,000	1,113
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,161
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,020
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Water & Sewer — continued
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,517
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,063
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 2.00%, 3/2/2026 (b)	6,000	6,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,276
Series 2025C, Rev., 5.00%, 6/15/2050	1,000	1,074
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,080
		21,730
Total New York		395,855
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,645	3,835
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,130	476
		4,311
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,026
Total Ohio		5,337
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,088
Puerto Rico—1.6%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,047
Other Revenue—1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750	788
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-2, Rev., 4.33%, 7/1/2040	250	250
INVESTMENTS	Principal Amount ($000)	Value ($000)

Puerto Rico — continued
Other Revenue — continued
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,611
Series A-1, Rev., 5.00%, 7/1/2058	2,800	2,742
		5,391
Total Puerto Rico		7,438
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,641
Total Municipal Bonds (Cost $424,070)		433,492
	Shares (000)
Short-Term Investments—6.6%
Investment Companies—6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (d) (e)(Cost $31,040)	31,037	31,041
	No. of Contracts
Options Purchased — 0.1%
Call Options Purchased — 0.1%
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 142,500
Counterparty: Exchange-Traded * (Cost $ 111)	1,425	189
Total Investments—99.0% (Cost $455,221)		464,722
Assets in Excess of Other Liabilities—1.0%		4,929
Net Assets—100.0%		469,651

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	15

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	84	06/18/2026	USD	9,558	41

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	1,425.00	USD 142,500	USD 131.00	4/24/2026	(111)
Total Written Options Contracts (Premiums Received $ (67))						(111)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	February 28, 2026

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.2% (a)
Alabama — 1.8%
Alabama Highway Authority
Rev., A.G., 5.00%, 9/1/2030	1,470	1,649
Rev., A.G., 5.00%, 9/1/2031	1,525	1,746
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	195	196
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,617
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,547
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,112
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,255
Total Alabama		15,122
Alaska — 0.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,088
Borough of North Slope, GO, 5.00%, 6/30/2030	2,000	2,227
Total Alaska		3,315
Arizona — 3.8%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,691
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,320
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,514
City of Glendale Excise Tax, Rev., 5.00%, 7/1/2028	2,850	3,038
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235	1,240
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	2,013
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,340
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,126
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,119
Total Arizona		31,851
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	331
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	241
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	180
Total Arkansas		752
California — 1.5%
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,704
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	260
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,114
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	152
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,097
State of California, Various Purpose, GO, 4.00%, 8/1/2029	4,180	4,209
Total California		12,536
Colorado — 1.8%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,091
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,203
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	3,700	3,921
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,700	2,922
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	17

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,800
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,304
Total Colorado		15,241
Connecticut — 1.4%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	764
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,078
Series 2025D, GO, 5.00%, 8/15/2029	5,000	5,477
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,103
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2025A, Rev., 5.00%, 7/1/2029	3,000	3,277
Total Connecticut		11,699
District of Columbia — 1.6%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,548
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,333
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,324
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,108
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,160
Total District of Columbia		13,473
Florida — 4.8%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,076
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,970	2,163
County of Lee, Airport Series 2026 A-2, Rev., AMT, 5.00%, 3/12/2026 (c) (d)	1,000	1,101
County of Miami-Dade, Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2028	4,000	4,286
Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,894
Series 2025B, Rev., 5.00%, 10/1/2029	4,000	4,391
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,015
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	1,000	1,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,975	2,216
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b)	1,200	1,213
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,725
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	426
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	517
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,123
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,114
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	532
State of Florida Department of Transportation Turnpike System
Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,093
Series 2024A, Rev., 6.00%, 7/1/2029	3,000	3,374
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (e)	8,000	8,991
Total Florida		40,256
Georgia — 2.7%
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	401
Series 2023B, Rev., 5.00%, 4/1/2027	350	360
Series 2023B, Rev., 5.00%, 4/1/2028	750	792
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,579
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2026	275	277
Rev., 5.00%, 7/1/2028	375	388
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,014
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,035
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,054
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,605
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,489
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,356
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	4,075
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,049
Total Georgia		22,474
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	975
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,047
GO, 4.00%, 6/1/2030	180	189
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,199
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,019
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,541
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,425
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2025D, Rev., 5.00%, 1/1/2029	2,000	2,153
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,139
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	954
City of Springfield Electric, Senior Lien
Rev., 5.00%, 3/1/2030	5,000	5,464
Rev., 5.00%, 3/1/2031	2,000	2,223
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	694
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	726
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,299
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	583
Glenview Park District
GO, 5.00%, 12/1/2026	300	306
GO, 5.00%, 12/1/2029	350	357
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,202
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,175
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,767
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,405	1,480
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,705	5,226
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	363
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,031
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	421
GO, A.G., 4.00%, 4/1/2029	240	248
GO, A.G., 4.00%, 4/1/2030	375	388
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,518
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,039
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,043
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,082
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,583
Series 2018A, GO, 5.00%, 10/1/2028	25	27
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,419
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,041
GO, 5.50%, 5/1/2030	1,525	1,644
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,663
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	843
Total Illinois		65,521
Indiana — 1.9%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025A-1, Rev., 5.00%, 11/15/2029	2,000	2,188
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,013
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,052
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,698
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,188
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	19

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,536
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	204
Total Indiana		15,879
Kansas — 1.1%
City of Wichita, Sales Tax, River District Stadium Star Bond Project Series 2018, Rev., 5.00%, 9/1/2026	465	471
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,745
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	4,083
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	324
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	418
Total Kansas		9,041
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,669
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,099
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	562
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,620
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	751
Total Kentucky		8,701
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	187
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	223
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,069
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	768
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,225
Total Louisiana		6,663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,091
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,064
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,528
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,243
Total Maryland		4,835
Massachusetts — 1.2%
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2028	2,500	2,700
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,457
Massachusetts Development Finance Agency, Atrius Health Issue Series 2019A, Rev., 5.00%, 6/1/2029 (e)	5,500	5,979
Total Massachusetts		10,136
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	643
GO, 5.00%, 4/1/2028	245	259
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-4, Rev., 5.00%, 5/15/2030 (e)	700	778
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,598
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	634
Series 2019-II, GO, 5.00%, 5/1/2029	250	271
Total Michigan		4,183
Minnesota — 0.7%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	189
Series 2019B, COP, 5.00%, 2/1/2028	175	183
Series 2019C, COP, 5.00%, 2/1/2028	350	367
Metropolitan Council, GO, GAN, 5.00%, 12/1/2028	3,995	4,304
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,067
Total Minnesota		6,110
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project, Rev., 4.00%, 9/1/2032	1,000	1,057
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	890
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	4,002
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,076
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,489
Total Mississippi		8,514
Missouri — 2.7%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,661
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,101
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,419
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,916
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,398
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,975
Total Missouri		22,470
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	835	916
Nebraska — 0.8%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	3,885	4,130
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,021
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	281
COP, 5.00%, 12/15/2027	495	518
COP, 5.00%, 12/15/2028	540	572
Total Nebraska		6,522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,385	748
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,023
New Jersey — 2.3%
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,023
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,023
Series A, Rev., 5.00%, 6/15/2029	5,350	5,390
Series A, Rev., 5.00%, 6/15/2031	4,750	4,784
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,652
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,347
Total New Jersey		19,219
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,955
County of Sandoval, GO, 5.00%, 8/1/2026	650	657
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,406
Total New Mexico		10,018
New York — 8.0%
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	2,048
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,160
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2027	500	522
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,017
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,071
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,661
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,020
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	21

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,756
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,488
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,527
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	405	419
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,298
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,123
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,123
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,236
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,951
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,849
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,205
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,414
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	929
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2031	535	609
Series 2025C, Rev., 5.00%, 3/15/2031	1,000	1,138
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,517
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,182
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,214
Total New York		66,477
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	4,025	4,222
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,495	1,716
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	8,174
Total North Carolina		14,112
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,119
Ohio — 3.5%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2027	250	261
Series 2018A, Rev., 5.00%, 10/1/2028	250	264
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,648
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,663
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	454
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,363
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,315
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,862
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,052
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2025A, Rev., 5.00%, 12/1/2029	3,720	4,101
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,920	8,161
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,084
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,110
Total Ohio		29,338
Oklahoma — 2.0%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2026	820	828
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Rev., 5.00%, 9/1/2027	1,250	1,288
Cleveland County Educational Facilities Authority, Moore Public School Project Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,246
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,110
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	395
Rev., 5.00%, 9/1/2029	1,175	1,242
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,077
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,065
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project, Rev., 5.00%, 9/1/2031	2,000	2,253
Total Oklahoma		16,504
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	338
Pennsylvania — 7.4%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	869
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 2.86%, 3/5/2026 (f)	2,500	2,495
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,112
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	541
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,833
Rev., 5.00%, 6/1/2030	3,900	4,117
Rev., 5.00%, 6/1/2031	1,100	1,158
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,068
Series 2023, GO, 5.00%, 9/1/2029	650	712
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,552
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,539
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	921
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,078
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,402
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	5,000	5,415
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,455
Panther Valley School District
GO, 2.00%, 10/15/2026	750	746
GO, 2.00%, 10/15/2027	680	670
GO, 2.00%, 10/15/2028	300	292
GO, 2.00%, 10/15/2029	300	290
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,027
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,135	1,212
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988	1,104
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,940	3,262
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,162
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,201
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,436
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,075
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	116
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	581
Series 2019B, GO, 4.00%, 10/1/2029	420	424
Total Pennsylvania		61,865
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,069
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	4,054
Total Puerto Rico		5,123
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	23

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.1%
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	50
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000	1,108
Total Rhode Island		1,158
South Carolina — 1.7%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,129
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,336
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	4,012
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,311
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,084
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,053
South Carolina State Housing Finance and Development Authority Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2031 (d)	1,265	1,481
Total South Carolina		14,406
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,475	1,680
Tennessee — 2.2%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	2,000	2,140
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	4,903	5,440
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,018
Metropolitan Government of Nashville and Davidson County Water and Sewer, Rev., 5.00%, 7/1/2045	1,875	2,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,087
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,701
Total Tennessee		18,424
Texas — 17.2%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,061
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,016
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	253
Series 2018C, Rev., 5.00%, 8/1/2027	200	208
Series 2018C, Rev., 5.00%, 8/1/2029	325	337
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,896
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	583
City of Arlington Series 2020A, GO, 5.00%, 8/15/2032	1,685	1,828
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,690
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,152
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,439
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	553
City of Houston Combined Utility System, First Lien
Series 2016B, Rev., 5.00%, 11/15/2027	940	958
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,349
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,186
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	664
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2029	6,000	6,490
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,000	2,018
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,107
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,021
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,157
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2029	7,010	7,567
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,068
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,277
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,119
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,081
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	5,120	5,543
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,108
GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,371
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,153
Dallas Fort Worth International Airport Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	7,000	7,510
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,108
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	6,000	6,256
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,559
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,139
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,408
Harris County-Houston Sports Authority Series 2001H, Rev., NATL - RE, Zero Coupon, 11/15/2031 (e)	1,335	615
Harris County-Houston Sports Authority, Second Lien Series 2024B, Rev., A.G., 5.00%, 11/15/2028	1,770	1,883
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,441
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,502
Irving Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2028	3,170	3,346
GO, PSF-GTD, 5.00%, 2/15/2031	3,745	4,231
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	1,500	1,511
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,962
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Lower Colorado River Authority Series 2023B, Rev., 5.00%, 5/15/2028 (c)	1,840	1,926
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	893
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,645
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,018
Rev., 5.00%, 11/1/2029	1,530	1,644
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,524
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,080
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,083
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,668
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	597
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,752
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,688
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (c)	1,000	1,096
Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,096
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Series 2025B, Rev., 5.00%, 11/15/2029 (c)	3,100	3,354
Series 2025C, Rev., 5.00%, 11/15/2032 (c)	960	1,084
Temple Independent School District, GO, PSF-GTD, 5.00%, 2/1/2032	1,560	1,751
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,485
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	315	324
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,391
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	25

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,162
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	363
Total Texas		143,474
Utah — 0.5%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,201
Series 2022A, Rev., 5.00%, 7/1/2031	320	363
University of Utah (The) Series 2022B, Rev., 5.00%, 8/1/2028	1,000	1,066
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	737
Rev., A.G., 5.00%, 2/1/2029	1,070	1,096
Total Utah		4,463
Virginia — 0.6%
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,500	2,547
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,336
Total Virginia		4,883
Washington — 2.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,755
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,596
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	501
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,079
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,016
Total Washington		22,947
Wisconsin — 1.3%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	491	492
Public Finance Authority, Maniilaq Association Employee Housing Project
Rev., 5.00%, 12/1/2030	1,555	1,695
Rev., 5.00%, 12/1/2031	750	827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,114
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,544
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,291
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,075
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,435	1,590
Total Wisconsin		10,628
Total Municipal Bonds (Cost $772,684)		787,223
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.28%, 6/25/2032 (c)(Cost $2)	2	2
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $44,214)	44,211	44,215
Total Investments — 99.5% (Cost $816,900)		831,440
Other Assets in Excess of Liabilities — 0.5%		4,373
NET ASSETS — 100.0%		835,813

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	February 28, 2026

RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	77	06/18/2026	USD	8,761	38

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	27

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.1% (a)
Alabama — 2.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project
Series 2026 A, Rev., AMT, 4.30%, 3/6/2026 (b) (c)	205	207
Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,617
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,998
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	3,215	3,454
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	956
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,949
Total Alabama		21,181
Alaska — 0.6%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,123
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	2,250	2,065
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,070
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,355	835
Total Alaska		5,093
Arizona — 1.4%
Arizona Board of Regents, State University Series 2026A, Rev., 5.00%, 7/1/2041 (d)	1,000	1,149
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,490
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	2,066
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000	939
City of Buckeye, GO, 5.25%, 7/1/2050	1,210	1,298
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,890
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2037	200	204
Total Arizona		12,206
California — 7.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,728
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,500	2,696
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	4,300	4,816
Series 2026B, Rev., 5.00%, 3/1/2036	4,750	5,176
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	712
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	515
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,211
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,911
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,345
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	902
California Health Facilities Financing Authority, Sutter Health
Series 2016B, Rev., 4.00%, 11/15/2041	1,725	1,727
Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,833
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,610	1,409
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,123
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,876
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,179
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	902
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,812
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,010
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,608
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	479
Mt San Antonio Community College District Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,476
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,750
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,559
Total California		59,873
Colorado — 2.7%
City and County of Broomfield
COP, 5.00%, 2/1/2044	900	993
COP, 5.00%, 2/1/2045	750	818
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	975
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,921
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,182
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,482
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,160
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,311
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,107
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,068
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,616
Fort Collins-Loveland Water District
Rev., 5.00%, 12/1/2039	1,000	1,168
Rev., 5.00%, 12/1/2044	400	443
Rev., 5.00%, 12/1/2045	245	269
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	984
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,520
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	736
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,530
Total Colorado		23,284
Connecticut — 0.2%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000	1,101
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	155
Total Connecticut		1,256
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,005
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	500
Total Delaware		1,505
District of Columbia — 2.0%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,333
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,908
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,271
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,093
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,116
Total District of Columbia		16,721
Florida — 2.8%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000	938
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,849
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	2,055	2,093
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	29

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025A, Rev., 4.50%, 10/1/2051	980	968
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	2,000	2,150
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	4,000	2,980
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	232
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	1,032
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	2,000	2,104
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,090
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,074
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	2,022
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,138
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,449
Total Florida		24,119
Georgia — 5.4%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,012
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,500	2,344
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,251
City of Gainesville Water and Sewerage, Rev., 5.00%, 11/15/2043	1,000	1,130
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2050	1,000	1,100
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	2,000	2,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,008
Douglas County School District, GO, 5.00%, 4/1/2037	775	929
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	3,025	3,457
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	285	288
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,692
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,267
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,362
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,494
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,635
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,005
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.90%, 3/2/2026 (c)	3,300	3,300
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2035	300	351
Series 2025C, Rev., A.G., 5.00%, 6/1/2036	250	290
Series 2025C, Rev., A.G., 5.00%, 6/1/2037	235	270
Total Georgia		46,210
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,139
Idaho — 0.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,158
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,895
Total Idaho		3,053
Illinois — 5.3%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,786
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,302
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2026A, Rev., 5.00%, 1/1/2046 (d)	1,415	1,516
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,035
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2040	3,560	3,958
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,578
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,095
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,052
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,445	1,558
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	664
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	1,015
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,575
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 6/1/2026	305	307
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000	968
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,375
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,099
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	885	970
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	995	1,145
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,353
Sales Tax Securitization Corp. Series 2018C, Rev., 5.25%, 1/1/2043	765	791
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,506
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,753
GO, 4.00%, 6/1/2037	45	45
Series 2025D, GO, 5.00%, 9/1/2039	2,000	2,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,054
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,043
Total Illinois		45,259
Indiana — 1.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	451
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,049
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	997
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,491
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,518
Total Indiana		10,331
Iowa — 0.3%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed
Series 2021A-2, Rev., 4.00%, 6/1/2049	1,000	856
Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	11,805	1,745
Total Iowa		2,601
Kentucky — 0.8%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,900	2,025
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,399
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,149
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 4.25%, 9/1/2045	1,750	1,751
Total Kentucky		6,324
Louisiana — 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2035	800	945
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	871
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	31

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	598
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,642
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,571
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,067
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,297
Total Louisiana		18,991
Maine — 0.2%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,262
Maryland — 0.3%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,605	1,662
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000	1,051
Total Maryland		2,713
Massachusetts — 2.4%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,342
Commonwealth of Massachusetts, Consolidated Loan of 2025
Series 2025F, GO, 5.00%, 8/1/2050	5,000	5,309
Series 2025G, GO, 5.00%, 12/1/2050	1,245	1,324
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,018
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2060	2,500	2,614
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,730
Total Massachusetts		20,401
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	301
Series 2021A, GO, 4.00%, 4/1/2042	350	347
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,305
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	2,075	1,902
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,321
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000	873
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,736
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	5,007
Total Michigan		16,792
Minnesota — 0.1%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	960	1,093
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	50	50
Total Minnesota		1,163
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	890
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 2.07%, 3/2/2026 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,017
Total Mississippi		2,957
Missouri — 1.2%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,021
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,020
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 3/2/2026 (c)	250	250
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	662
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2025C, Rev., 5.00%, 5/1/2038	2,000	2,329
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	875	975
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,202
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,894
Total Missouri		10,353
Montana — 0.1%
City of Forsyth, Northwestern Corp, Colstrip Projects, Rev., 3.88%, 7/1/2028	1,000	1,023
Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2035	1,000	1,136
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	4,625	4,922
Total Nebraska		6,058
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,725	932
New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.17%, 1/20/2041 (c)	1,736	1,754
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	351	351
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,046
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,149
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,056
Total New Hampshire		5,356
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 3.9%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	2,000	2,007
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	242
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,853
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,303
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,690
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,580
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,179
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	963
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	7,313
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,003
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,078
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,005
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,504
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,730
Total New Jersey		33,450
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,594
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,018
Total New Mexico		3,612
New York — 12.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	339
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,061
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	493
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,270
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	33

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	900
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,017
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	6,028
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,848
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,192
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,087
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000	2,012
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,010	2,058
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,353
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.00%, 3/2/2026 (c)	750	750
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,390
New York City Transitional Finance Authority Building Aid, Fiscal Year 2026 Series 2026S-1, Rev., 5.00%, 7/15/2043	4,000	4,492
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,242
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,138
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,496
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,283
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	2,000	2,051
Rev., 5.25%, 7/1/2050	2,250	2,268
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,062
New York State Dormitory Authority, Rockland Boces Issue, Rev., 4.25%, 8/15/2050	2,000	1,952
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 4.25%, 3/15/2048	1,750	1,721
Series 2025A, Rev., 5.25%, 3/15/2050	4,195	4,519
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,373
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2025C, Rev., 5.00%, 3/15/2037	1,300	1,553
New York State Dormitory Authority, State Sales Tax
Series 2018A, Rev., 5.00%, 3/15/2037	40	42
Series 2024B, Rev., 5.00%, 3/15/2049	5,000	5,287
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,065
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,367
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,071
Rev., AMT, 5.00%, 1/1/2034	1,125	1,161
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,504
Rev., AMT, 4.38%, 10/1/2045	1,200	1,156
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	1,000	964
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,831
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,047
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,100	1,079
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500	1,501
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	1,001
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,335
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,769
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,133
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	949
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	976
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,687
Total New York		107,449
North Carolina — 2.9%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,151
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,079
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,440
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	2,105	2,107
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,170	1,284
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,990	2,284
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,168
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,165
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	253
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 1/1/2049	2,310	2,352
State of North Carolina Series 2025A, Rev., 5.00%, 5/1/2039	1,500	1,745
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	8,000	8,000
Total North Carolina		25,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,511
Ohio — 3.1%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2039	1,000	1,145
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,595
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,750	5,574
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	11,770	913
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	222
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,944
Grandview Heights City School District, GO, 5.00%, 12/1/2054	2,700	2,826
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,723
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	215
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	2,000	2,035
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (c)	500	500
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,150
Olentangy Local School District, Unlimited Tax Various Purpose, GO, 5.00%, 12/1/2044 (d)	1,350	1,502
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	943
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250	258
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,080
Total Ohio		26,625
Oklahoma — 0.9%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,865	2,873
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	35

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990	1,136
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,651
Total Oklahoma		7,660
Oregon — 1.5%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,743
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,314
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.90%, 3/2/2026 (c)	3,250	3,250
Total Oregon		12,307
Other — 0.2%
FHLMC Multifamily VRD Certificates Series ML-3, Rev., 0.00%, 4/1/2026 (c) (d)	1,500	1,602
Pennsylvania — 3.2%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,213
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	116
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	5,141
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,500	1,751
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,541
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	353
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,704
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,863
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,546
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	855	913
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,450	1,593
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,482	1,657
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,162
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2041	2,330	2,388
Total Pennsylvania		26,941
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	6,300	1,324
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,047
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	901
Series A-2, Rev., 4.33%, 7/1/2040	250	250
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,567
Series A-1, Rev., 5.00%, 7/1/2058	6,150	6,023
Total Puerto Rico		12,112
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000	1,047
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,191
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,000
Total Rhode Island		4,238
South Carolina — 0.7%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., FHA, 5.25%, 11/15/2050	2,000	2,083
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,917
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,043
Total South Carolina		6,043
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Monument Health, Rev., 5.25%, 9/1/2051	1,000	1,054
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,058
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,104
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,265
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,516
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,007
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,610
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,422
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,674
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,423
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	995	1,113
Total Tennessee		28,192
Texas — 8.5%
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	2,000	2,309
Carrollton-Farmers Branch Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,684
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,092
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,678
City of Austin, GO, 5.00%, 9/1/2042	2,250	2,533
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	2,049
Series 2025B, Rev., AMT, 5.50%, 7/15/2036	1,700	1,869
Series 2025B, Rev., AMT, 5.50%, 7/15/2037	2,000	2,190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,100	2,104
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,500	3,032
City of San Antonio Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,102
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 12/1/2029 (c)	3,500	3,531
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	2,052
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,250	1,334
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	2,500	2,505
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,988
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	357
Crowley Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2046	1,000	1,080
GO, PSF-GTD, 4.25%, 2/1/2047	1,000	990
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	990	991
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,550
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,184
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,489
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,123
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,170	3,266
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,719
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,208
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,220	2,194
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,159
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	1,000	1,136
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,828
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,952
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	3,000	3,283
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	2,250	2,248
Texas Water Development Board, State Water Implementation Fund Series 2024A, Rev., 4.25%, 10/15/2051	1,000	973
Total Texas		72,782
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,096
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,283
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,128
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	2,062
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	975	1,105
Total Utah		6,674
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	361
Virginia — 0.9%
Virginia Port Authority, Rev., 5.00%, 7/1/2045	1,200	1,297
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,006
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	984
Total Virginia		7,287
Washington — 2.2%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,993
State of Washington
Series 2026A, GO, 5.00%, 8/1/2037	3,000	3,540
Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,237
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,690
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	2,117
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (b)	860	866
Rev., 4.00%, 12/1/2048 (b)	1,190	1,089
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	2,010
Total Washington		18,657
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,029
Wisconsin — 4.2%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,460
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	982	984
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 12/31/2065	3,500	3,660
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	760
Public Finance Authority, Maniilaq Association Employee Housing Project, Rev., 5.25%, 12/1/2048	2,500	2,578
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,686	1,934
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,057
Rev., AMT, 5.75%, 7/1/2049	2,000	2,110
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,524
Rev., 5.38%, 6/15/2057	775	738
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.00%, 3/2/2026 (c)	13,600	13,600
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Department of Transportation Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,776
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,047
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,500	1,510
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	55	55
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,061
Total Wisconsin		35,854
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	609
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	950	1,046
Total Wyoming		1,655
Total Municipal Bonds (Cost $784,375)		810,279
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 265,000
Counterparty: Exchange-Traded * (Cost $207)	2,650	352
	SHARES (000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (f) (g) (Cost $43,224)	43,223	43,227
Total Investments — 100.2% (Cost $827,806)		853,858
Liabilities in Excess of Other Assets — (0.2)%		(1,691)
NET ASSETS — 100.0%		852,167

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	156	06/18/2026	USD	17,750	77

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of February 28, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	2,650	USD 265,000	USD 131.00	4/24/2026	(207)
Total Written Options Contracts (Premiums Received $ (124))						(207)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	February 28, 2026

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.1% (a)
Alabama — 2.0%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,719
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,820
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	227
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2029	1,775	1,882
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.86%, 3/6/2026 (c)	25,450	25,593
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,300
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.25%, 3/6/2026 (c)	10,000	10,154
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project, Rev., VRDO, 2.05%, 3/2/2026 (d)	7,500	7,500
Total Alabama		51,256
Alaska — 1.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	25
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,019
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2027	1,655	1,722
Borough of North Slope, GO, 5.00%, 6/30/2027	2,875	2,982
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 2.17%, 3/11/2026 (d)	20,000	20,000
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,067
Total Alaska		26,815
Arizona — 0.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,399
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	778
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,039
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,024
City of Phoenix Civic Improvement Corp., Rev., 5.00%, 7/1/2027	1,200	1,246
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	171
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	328
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	41
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	318
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (d)	1,150	1,156
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,559
Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	261
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,246
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,558
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	394
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	57
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,252
Total Arizona		24,064
Arkansas — 0.0% ^
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	224
Series 2020A, Rev., 5.00%, 11/1/2027	200	208
Total Arkansas		458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	41

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — 0.7%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.16%, 3/6/2026 (c)	5,000	5,037
California Housing Finance Agency, Multi- Family Housing Symphony at DEL Sur Series 2023V, Rev., 5.00%, 11/1/2026 (d)	350	354
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	26
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.45%, 6/1/2026 (d)	2,000	2,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, 2.88%, 8/17/2026 (d) (e)	5,000	5,001
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	79
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	91
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (d)	120	120
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	505
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,363
Series 2017B, Rev., 5.00%, 7/1/2030	515	527
Series 2024C, Rev., 5.00%, 7/1/2030	400	444
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	25
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	807
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,323
Total California		18,728
Colorado — 1.5%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	2,000	2,051
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	709
Series 2024B, GO, 5.00%, 8/1/2026	600	608
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,563
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,317
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,284
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,260	3,321
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,203
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	115
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,720
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,378
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,777
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	320	330
Denver City and County School District No. 1
Series 2025D, GO, 5.00%, 12/1/2026	1,600	1,635
Series 2025D, GO, 5.00%, 12/1/2027	1,600	1,681
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	61
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	225	227
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	120	120
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	52
State of Colorado, Building Excellent Schools Today Series 2025T, COP, 5.00%, 3/15/2026	1,000	1,001
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	10,000	10,000
Total Colorado		37,339
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 2.5%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	17,400	17,607
City of Milford, GO, BAN, 4.00%, 10/27/2026	5,000	5,060
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	351
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,399
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,438
Series 2018F, GO, 5.00%, 9/15/2028	755	809
Series 2025D, GO, 5.00%, 8/15/2030	6,000	6,718
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,005
Series 2021D, Rev., 5.00%, 11/1/2026	100	102
Series B, Rev., 5.00%, 9/1/2028	140	142
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2027	2,000	2,077
Series B, Rev., 5.00%, 9/1/2027	50	51
Series 2025A, Rev., 5.00%, 7/1/2028	4,000	4,264
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,309
Town of Madison, GO, BAN, 4.00%, 12/17/2026	7,500	7,604
Total Connecticut		63,976
Delaware — 0.1%
University of Delaware Series 2025A, Rev., 5.00%, 11/1/2028	2,750	2,954
District of Columbia — 1.4%
District of Columbia
Series 2026C, GO, VRDO, 1.72%, 3/2/2026 (d)	17,500	17,500
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,252
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,157
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,070
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	5,100	5,106
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	100
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	170
Series 2015, Rev., 5.00%, 7/15/2029	20	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	100
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	25
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,216
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	177
Series A-1, Rev., 5.00%, 7/1/2028	375	389
Total District of Columbia		35,357
Florida — 2.4%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	67
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	40
Series 2017, Rev., 5.00%, 7/1/2027 (b)	90	93
Series 2016B, Rev., 5.00%, 7/1/2028	685	691
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	799
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	326
Series 2019A, Rev., 5.00%, 10/1/2027	100	105
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	538
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (d)	1,000	1,098
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	65	67
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,002
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,586
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	127
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	175	177
Series A, Rev., 5.00%, 10/1/2028	1,340	1,361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	43

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/1/2029	155	157
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	766
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.90%, 3/6/2026 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	244
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	101
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	100	104
Series 2019B, Rev., 5.00%, 7/1/2027 (b)	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	117
Series 2018A, COP, 5.00%, 11/1/2026	630	642
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,889
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,485
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (d)	2,600	2,615
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e)	3,500	3,538
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	55	56
Series 2017A, Rev., 5.00%, 10/1/2026	70	71
Series 2016A, Rev., 5.00%, 10/1/2027	70	71
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,401
Series 2019A, Rev., 5.00%, 10/1/2027	215	224
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,872
Series 2016A, Rev., 5.00%, 10/1/2028	900	914
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	779
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.95%, 3/2/2026 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	78
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The) Series 2020A, COP, 5.00%, 8/1/2026	260	263
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	211
Series 2016A, Rev., 5.00%, 7/1/2028	100	101
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	510	518
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2026	50	51
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,274
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,190	2,272
Series 2017C, COP, 5.00%, 8/1/2028	85	90
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	630	637
Series 2022B, COP, 5.00%, 8/1/2026	190	192
Series 2017A, COP, 5.00%, 8/1/2027	180	187
Series 2018B, COP, 5.00%, 8/1/2027	400	416
Series 2018C, COP, 5.00%, 8/1/2029	115	123
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2026	80	81
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	83
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,328
Series 2012A, COP, 4.00%, 8/1/2028	150	150
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	110
State of Florida Board of Education, Public Education Capital Outlay
Series 2016B, GO, 5.00%, 6/1/2026	85	86
Series 2023A, GO, 5.00%, 6/1/2026	200	201
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	112
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,077
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020A, GO, 5.00%, 6/1/2027	105	109
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	125	126
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	235
Total Florida		61,008
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,563
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	215
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	111
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,061
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,282
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,024
Total Georgia		7,730
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	285
Series 2025G, Rev., 5.00%, 1/1/2029	475	503
Total Guam		788
Hawaii — 0.0% ^
City and County Honolulu Series D, GO, 5.00%, 9/1/2026	70	71
City and County Honolulu Wastewater System Series A, Rev., 4.00%, 7/1/2026	20	20
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	122
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	71
Total Hawaii		412
Illinois — 1.7%
Board of Trustees of the University of Illinois (The)
Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,553
Series 2023A, Rev., 5.00%, 4/1/2027	205	211
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,029
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	40	41
City of Springfield Electric, Senior Lien, Rev., 5.00%, 3/1/2030	1,870	2,044
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	230	233
Series 2021A, GO, 5.00%, 11/15/2026	205	209
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,851
Series 2016A, GO, 5.00%, 11/15/2028	45	46
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	246
Series 2019, Rev., 5.00%, 7/1/2027	250	260
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	83
Illinois Finance Authority, Northwestern University Series 2017A, Rev., 5.00%, 7/15/2026	270	273
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.58%, 3/12/2026 (c)	2,375	2,372
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	148
Illinois Finance Authority, State Clean Water Initiative Series 2017, Rev., 5.00%, 7/1/2027	20	20
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,159
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	106
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,124
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2027	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	555	568
Series 2019C, Rev., 5.00%, 1/1/2027	165	169
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79
Series 2019C, Rev., 5.00%, 1/1/2029	400	431
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	178
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,206
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	294
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,756
State of Illinois
GO, 5.50%, 5/1/2026	5,000	5,026
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,069
Series 2017D, GO, 5.00%, 11/1/2026	1,170	1,190
Series 2016, GO, 5.00%, 2/1/2027	150	154
Series 2021B, GO, 5.00%, 3/1/2027	125	128
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	93
Series 2018A, GO, 5.00%, 10/1/2027	200	208
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,210
Series 2022B, GO, 5.00%, 3/1/2028	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,353
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,090
Series 2017A, GO, 5.00%, 12/1/2028	90	94
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	422
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	93
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
Total Illinois		42,462
Indiana — 1.2%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	60	61
Series 2018A, Rev., 5.00%, 10/1/2026	80	81
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	47
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage Series 2020B, Rev., 4.00%, 7/15/2026	235	236
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,092
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,211
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,619
Series 2023B-2, Rev., 5.00%, 7/1/2030 (d)	520	569
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2027	40	40
Series 2016C, Rev., 5.00%, 1/1/2028	30	30
Series 2016C, Rev., 5.00%, 1/1/2029	185	187
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project Series 2025C, Rev., 5.00%, 1/15/2028	2,305	2,419
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	36
Total Indiana		29,831
Iowa — 1.1%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,947
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 1.90%, 3/11/2026 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	96
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,014
Total Iowa		29,257
Kansas — 0.6%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,002
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,982
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	63
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,086
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,210
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	229
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,574
Kentucky — 0.7%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,271
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,017
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	107
Series B, Rev., 5.00%, 11/1/2027	1,000	1,018
Series B, Rev., 5.00%, 11/1/2028	355	362
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,047
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	515
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	272
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	88
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,071
Kentucky State Property and Building Commission, Project No. 133 Series B, Rev., 5.00%, 9/1/2027	2,250	2,345
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	91
Series B, Rev., 5.00%, 7/1/2027	125	130
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,945
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2027	75	76
Series 2020D, Rev., 5.00%, 10/1/2029 (d)	2,000	2,151
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		16,637
Louisiana — 0.4%
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	76
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	530	534
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	80
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	1,700	1,771
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	701
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,714
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,096
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	4,000	4,000
Total Louisiana		9,992
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	252
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	7,500	7,597
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,000	1,091
Rev., 5.00%, 7/1/2030	1,000	1,116
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	65
Total Maine		10,142
Maryland — 0.6%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	87
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	46
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
County of Prince George's Series 2025A, GO, 5.00%, 8/1/2027	2,240	2,332
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/2/2026 (d)	5,000	5,000
State of Maryland Series 2021A, GO, 5.00%, 8/1/2026	1,430	1,447
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
State of Maryland Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	51
State of Maryland, State and Local Facilities Loan of 2021 Series 2021A, GO, 5.00%, 3/1/2026	7,000	7,000
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	40
Series 2019B, Rev., 5.00%, 4/1/2026	35	35
Series 2019C, Rev., 5.00%, 4/1/2027	100	103
Total Maryland		16,494
Massachusetts — 3.4%
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Brockton, GO, BAN, 5.00%, 10/8/2026	2,075	2,107
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,602
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,017
Commonwealth of Massachusetts Series C, GO, A.G., 5.25%, 11/1/2026	50	51
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2029	2,000	2,215
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	3,000	3,038
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	222
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	138
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,023
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	5,700	5,764
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,005
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,513
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	4,000	4,025
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,013
Town of Orange, GO, BAN, 4.00%, 12/17/2026	2,900	2,939
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,408
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,033
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,004
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,018
Total Massachusetts		86,276
Michigan — 3.0%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	221
GO, A.G., 4.00%, 5/1/2027	210	214
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	217
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	106
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,302
Rev., 5.00%, 11/15/2027	760	772
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	146
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,149
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,017
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.98%, 3/11/2026 (d)	17,000	17,000
Series 2016I, Rev., 5.00%, 4/15/2026	75	75
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,344
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,751
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,003
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	83
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,306
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Portage Public Schools, Unlimited Tax School Building and Site, GO, 5.00%, 11/1/2031	1,395	1,401
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.03%, 3/2/2026 (d) (e)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	55
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	50
Total Michigan		75,726
Minnesota — 0.3%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	141
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	314
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	51
Series A, Rev., 5.00%, 1/1/2029	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	82
Minnesota Health and Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,322
Series 2019B, GO, 5.00%, 8/1/2027	35	36
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2027	5,000	5,206
Total Minnesota		7,218
Mississippi — 0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.00%, 3/2/2026 (d)	15,000	15,000
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2027	2,500	2,592
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,615
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	511
Total Mississippi		19,718
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — 1.7%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	181
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	245
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,074
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,751
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,056
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.03%, 5/1/2026 (d)	5,500	5,514
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.00%, 3/2/2026 (d)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	70
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	748
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	9,100	9,660
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,255
Total Missouri		43,423
Nebraska — 0.1%
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2027	60	60
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,940
Total Nebraska		2,225
Nevada — 0.5%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	705
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	76
Series 2016B, GO, 5.00%, 6/15/2027	80	82
Series 2017A, GO, 5.00%, 6/15/2027	190	197
Series 2018A, GO, 5.00%, 6/15/2027	150	155
Series 2025B, GO, 5.00%, 6/15/2027	7,680	7,956
Series 2015D, GO, 5.00%, 6/15/2028	140	140
Series 2017A, GO, 5.00%, 6/15/2028	115	119
Series 2018A, GO, 5.00%, 6/15/2029	60	64
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,021
Series 2018B, GO, 5.00%, 12/1/2026	50	51
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	165	171
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2026	50	50
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	1,500	1,525
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	88
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		12,452
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,518
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,549
New Jersey — 11.8%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	14,000	14,051
Rev., GTD, 4.00%, 10/14/2026	7,000	7,071
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,526
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,511
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,001
Borough of Point Pleasant Beach, GO, BAN, 4.00%, 11/6/2026	4,000	4,044
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	3,900	3,947
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	9,885	10,010
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	5,000	5,066
City of East Orange, GO, BAN, 4.00%, 10/14/2026	8,400	8,487
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,538
Series 2025C, GO, BAN, 4.00%, 10/20/2026	13,400	13,540
City of Sea Isle City, GO, BAN, 4.00%, 10/15/2026	5,000	5,055
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	4,800	4,846
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 3/17/2026	5,500	5,505
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,050
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,519
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	2,000	2,035
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,532
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	907
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,469
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,537
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,450
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,575
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.95%, 6/2/2026 (d)	9,000	9,047
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,320
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	460	463
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,890
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	3,094
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,024
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	355
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,015
Series 2020A, GO, 5.00%, 6/1/2027	110	114
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	337
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,100
Series 2018A, Rev., 5.00%, 6/1/2029	280	295
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,328
Township of Edison, GO, BAN, 4.00%, 11/5/2026	10,000	10,117
Township of Hamilton, GO, BAN, 4.00%, 10/7/2026	18,000	18,183
Township of Hillside, GO, BAN, 4.00%, 12/15/2026	3,700	3,743
Township of Livingston, GO, BAN, 4.00%, 12/3/2026	5,000	5,068
Township of Logan, GO, BAN, 4.00%, 10/2/2026	7,900	7,976
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,020
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	4,000	4,042
Township of Montville, GO, BAN, 4.00%, 11/3/2026	6,000	6,070
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of Parsippany-Troy Hills, GO, BAN, 4.00%, 10/27/2026	12,000	12,139
Township of Piscataway, GO, BAN, 4.00%, 10/29/2026	10,000	10,118
Township of Washington, GO, BAN, 4.25%, 7/2/2026	2,500	2,514
Township of Wayne, GO, 4.00%, 10/28/2026	2,500	2,529
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	10,000	10,117
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	22,000	22,226
Total New Jersey		299,060
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,008
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.92%, 9/1/2026 (d) (f)	1,075	1,075
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	69
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	45
Total New Mexico		2,368
New York — 12.8%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,050
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	3,000	3,017
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	3,500	3,518
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	6,000	6,030
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,221
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	86
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (d)	25,000	25,000
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	763
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	121
Series 2019E, GO, 5.00%, 8/1/2027	135	141
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	202
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	183
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	876
City of New York, Fiscal Year 2025
Series 2025F, GO, 5.00%, 8/1/2026	1,065	1,078
Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,068
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,909
City of Utica, GO, BAN, 4.00%, 1/22/2027	10,000	10,117
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	5,000	5,025
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,105
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	6,000	6,031
Depew Union Free School District, GO, BAN, 4.00%, 10/28/2026	9,000	9,106
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000	3,015
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,800	10,854
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	5,000	5,024
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	4,000	4,020
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	5,000	5,022
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,014
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	2,000	2,009
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 2.89%, 3/2/2026 (c)	200	199
Monticello Central School District, GO, BAN, 4.00%, 6/26/2026	1,800	1,808
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.00%, 3/2/2026 (d)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 3/2/2026 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	96
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	82
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.95%, 3/2/2026 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,461
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,097
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,199
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,924
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,572
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.00%, 3/2/2026 (d)	10,000	10,000
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,017
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,151
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,616
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,074
New York State Dormitory Authority, State Personal Income Tax
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	185
Series 2021E, Rev., 5.00%, 3/15/2028	205	217
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
Series 2025C, Rev., 5.00%, 3/15/2031	3,100	3,528
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	86
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	646
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,014
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,513
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,515
Pembroke Central School District, GO, BAN, 3.75%, 12/11/2026	5,000	5,054
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,350
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	5,000	5,024
Ridge Road Fire District, GO, BAN, 4.00%, 10/21/2026	2,300	2,322
Sherman Central School District, GO, BAN, 4.25%, 6/24/2026	5,400	5,426
Town of Amherst, GO, BAN, 4.00%, 10/28/2026	6,100	6,171
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	3,800	3,844
Town of Milton, GO, BAN, 4.00%, 7/24/2026	3,500	3,513
Triborough Bridge and Tunnel Authority
Series 2025A, Rev., BAN, 5.00%, 5/15/2026	21,900	22,027
Series A, Rev., 5.00%, 11/15/2026	75	77
Series A, Rev., 5.00%, 11/15/2027	50	52
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,061
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	3,000	3,013
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	10,000	10,050
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,508
Total New York		325,069
North Carolina — 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,070
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	85	86
County of Guilford Series 2017, GO, 4.00%, 3/1/2026	115	115
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	204
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,650
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	35
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.90%, 3/2/2026 (d)	9,500	9,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
North Carolina Municipal Power Agency No. 1
Series 2016A, Rev., 5.00%, 1/1/2028	265	268
Series 2016A, Rev., 5.00%, 1/1/2029	250	252
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	178
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	136
State of North Carolina
Series 2016A, GO, 5.00%, 6/1/2026	50	50
Series 2018A, GO, 5.00%, 6/1/2026	50	50
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	542
Total North Carolina		14,136
Ohio — 6.5%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	105
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	338
Central Ohio Solid Waste Authority, GO, BAN, 4.00%, 10/28/2026	3,000	3,032
City of Cleveland, various Purpose, GO, BAN, 4.00%, 12/9/2026	3,000	3,039
City of Columbus, Various Purpose, Unlimited Tax
Series 2025A, GO, 5.00%, 10/1/2026	3,450	3,508
Series 2025A, GO, 5.00%, 10/1/2027	1,100	1,150
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,849
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,179
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/15/2026	3,600	3,648
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	6,000	6,043
City of Hudson, Limited Tax, GO, BAN, 4.00%, 12/11/2026	15,300	15,509
City of Strongsville, First Station Construction, GO, 4.00%, 12/9/2026	1,500	1,519
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	126
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	311
County of Cuyahoga Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2026	4,220	4,299
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
COP, 5.00%, 12/1/2027	575	600
County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., 2.62%, 5/1/2026 (d)	1,750	1,750
County of Hamilton Sales Tax
Rev., BAN, 5.00%, 12/1/2026	18,200	18,548
Series 2016A, Rev., 5.00%, 12/1/2029	110	112
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	20
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	305	317
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/12/2026	3,200	3,221
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	429
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000	2,017
Monroe Local School District, GO, BAN, 4.00%, 12/2/2026	3,200	3,237
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	2,000
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	122
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2023A-1, Rev., VRDO, 1.70%, 3/11/2026 (d)	25,000	25,000
Series 2021A, Rev., 5.00%, 12/1/2026	225	230
State of Ohio Series 2017V, GO, 5.00%, 10/1/2026	100	102
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2016C, Rev., 5.00%, 12/1/2026	45	46
Series 2025A, Rev., 5.00%, 12/1/2027	1,000	1,050
Series 2025A, Rev., 5.00%, 12/1/2028	2,700	2,906
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.00%, 3/2/2026 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	117
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,873
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,375
State of Ohio, Higher Education
Series 2025C, GO, 5.00%, 11/1/2027	7,560	7,927
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,671
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	4,000	4,048
Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,439
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,298
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2025A, Rev., 5.00%, 2/1/2028	2,000	2,105
Series 2025A, Rev., 5.00%, 2/1/2029	1,100	1,187
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,008
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	20
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	25
Series 2019A, Rev., 5.00%, 6/1/2027	85	88
Total Ohio		166,677
Oklahoma — 0.7%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,587
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,672
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,028
GO, 5.00%, 3/1/2028	1,470	1,554
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,372
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	65
Series 2016A, Rev., 5.00%, 6/1/2027	60	61
Series 2016A, Rev., 5.00%, 6/1/2029	30	30
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	66
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	253
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,896
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	5,400	5,574
Total Oklahoma		17,564
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,556
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	230
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,540
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	30
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	105
Total Oregon		5,461
Pennsylvania — 4.5%
Allegheny County Higher Education Building Authority, Robert Morris University, Rev., 5.00%, 10/15/2027 (b)	570	595
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2026	90	90
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,504
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	45
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	79
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	675	680
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	50	50
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	57
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	304
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	377
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2027	1,000	1,034
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Rev., 5.00%, 6/1/2028	1,825	1,933
Rev., 5.00%, 6/1/2029	3,550	3,753
Rev., 5.00%, 6/1/2030	2,200	2,322
Commonwealth of Pennsylvania
Series 2025B, GO, 5.00%, 8/15/2026	1,925	1,951
Series 1ST, GO, 5.00%, 9/15/2026	825	838
Series 2018A, COP, 5.00%, 7/1/2027	405	419
Series 2016, GO, 5.00%, 9/15/2027	775	787
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,752
Series 2025B, GO, 5.00%, 8/15/2028	3,750	4,006
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	20
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana, GO, 3.00%, 12/15/2026	435	437
County of Luzerne
GO, A.G., 5.00%, 6/15/2026	1,550	1,562
GO, A.G., 5.00%, 6/15/2027	1,000	1,034
GO, A.G., 5.00%, 6/15/2028	1,900	2,021
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,694
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,329
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,808
Series 2017A-2, Rev., 5.00%, 2/15/2029	675	691
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,078
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	1,600	1,733
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	20
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	66
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.00%, 5/1/2026 (d)	1,500	1,500
Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (d)	7,000	7,005
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (d)	2,900	2,909
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 1.88%, 3/11/2026 (d)	35,000	35,000
Series 2020B, Rev., 5.00%, 12/1/2026	400	408
Series 2021C, Rev., 5.00%, 12/1/2026	100	102
Series 2019A, Rev., 4.00%, 12/1/2027	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	101
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,381
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	485	495
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,013
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2028	200	214
Series 2019, Rev., 5.00%, 10/1/2029	75	82
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	305
Series 14TH, Rev., 5.00%, 10/1/2029	325	330
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,014
Series 2019A, GO, 5.00%, 9/1/2028	70	74
Series F, GO, 5.00%, 9/1/2028	5,000	5,068
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	310
Township of East Coventry, GO, 3.00%, 12/1/2026	275	276
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	300
Total Pennsylvania		115,502
Rhode Island — 0.6%
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	116
Series 2016B, Rev., 5.00%, 6/15/2027	340	343
Series 2020A, Rev., 5.00%, 5/15/2028	280	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued
Series 2016B, Rev., 5.00%, 6/15/2029	440	443
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	15,000	15,076
Total Rhode Island		16,274
South Carolina — 1.7%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,562
Fort Mill School District No. 4 Series 2025A, GO, BAN, SCSDE, 4.25%, 3/2/2026	6,200	6,200
Horry County School District, GO, SCSDE, 5.00%, 3/1/2026	3,500	3,500
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,207
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086, Rev., 5.00%, 8/15/2026 (b) (e)	1,000	1,011
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,507
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,632
South Carolina State Housing Finance and Development Authority
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2028 (f)	1,055	1,123
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2028 (f)	1,085	1,173
Spartanburg County School District No. 7, GO, BAN, SCSDE, 4.00%, 10/15/2026	16,000	16,168
Total South Carolina		43,083
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	130	133
Tennessee — 0.8%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	6,000	6,421
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	3,953
Lewisburg Industrial Development Board, Solid Waste Disposal Waste Management, Inc. of Tennessee Project, Rev., AMT, 3.00%, 5/1/2026 (d)	1,750	1,750
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, HV Land Co. Apartments, Rev., 3.35%, 12/1/2026 (d)	3,450	3,456
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Stone Bridge Lofts Project Series 2022C, Rev., 3.35%, 4/1/2026	1,700	1,701
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,018
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	303
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,173
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	354
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series A, Rev., 5.00%, 11/1/2026	65	66
Total Tennessee		21,221
Texas — 8.4%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	77
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,580	1,582
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	304
Series 2016J, Rev., 5.00%, 8/15/2026	25	25
Series 2021A, Rev., 5.00%, 8/15/2027	95	99
Burleson Independent School District, GO, PSF-GTD, 5.00%, 8/1/2027	2,375	2,471
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Austin Water and Wastewater System
Rev., 5.00%, 11/15/2026 (b)	180	183
Rev., 5.00%, 11/15/2026	250	255
Series 2022, Rev., 5.00%, 11/15/2026	300	306
Rev., 5.00%, 11/15/2027 (b)	15	16
Rev., 5.00%, 11/15/2028	265	278
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,076
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	230
Series 2017, Rev., 5.00%, 12/1/2028	125	128
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	90
GO, 5.00%, 3/1/2027	1,000	1,029
GO, 5.00%, 3/1/2029	3,000	3,249
City of Fort Worth Water and Sewer System Series 2020A, Rev., 5.00%, 2/15/2027	165	170
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	77
City of Garland, Electric Utility System Series 2019A, Rev., 5.00%, 3/1/2026	1,650	1,650
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	30
Rev., TRAN, 5.00%, 6/30/2026	11,700	11,805
Series 2017A, GO, 5.00%, 3/1/2028	265	272
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	67
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	1,250	1,281
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	1,000	1,043
City of Houston Combined Utility System, First Lien Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	35
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	90
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,020
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,017
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	108
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	251
Series 2018, Rev., 5.00%, 4/15/2027	480	495
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio, GO, 5.00%, 2/1/2027	2,120	2,177
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,947
Series 2025B, Rev., 5.00%, 2/1/2027	2,000	2,052
Rev., 5.00%, 2/1/2030	1,355	1,369
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,216
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	505	518
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	151
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2027	2,000	2,052
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,075
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	1,050	1,058
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,015
County of Dallas, GO, 5.00%, 8/15/2026	35	35
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	90
Series A, GO, 5.00%, 3/1/2028	95	95
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	947
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	274
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	125
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	30
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	81
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2028	3,600	3,798
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,538
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	315
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	68
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,047
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,340
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	3,000	3,266
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,547
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,389
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,615
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,368
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 3/23/2026	25	25
Irving Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	2,850	2,929
GO, PSF-GTD, 5.00%, 2/15/2029	2,000	2,163
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lake Travis Independent School District, GO, PSF-GTD, 5.00%, 2/15/2028	2,000	2,111
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	836
GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,083
GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,406
GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,916
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	895
Series 2019, Rev., 5.00%, 5/15/2027	245	253
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	88
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	62
Series 2019, Rev., 5.00%, 5/15/2028	80	85
Series 2022, Rev., 5.00%, 5/15/2028	275	292
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	263
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,074
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.00%, 5/1/2026 (d)	1,750	1,750
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,815
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	541
Series 2016, Rev., 5.00%, 12/15/2029	190	194
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	75	77
Series 2019B, Rev., 5.00%, 1/1/2029	215	232
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	83
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,597
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,949
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	330
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	545
State of Texas, GO, 5.00%, 10/1/2026	750	763
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,568
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,703
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,290
GO, 5.00%, 10/1/2030	1,200	1,347
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (d)	9,020	9,020
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/11/2026 (d)	4,155	4,155
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	410
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	106
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2016 A, Rev., 5.00%, 5/15/2026	1,000	1,005
Series 2026F, Rev., 5.00%, 5/1/2030 (d)	3,000	3,289
Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,205
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2024B, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 3/2/2026 (d)	25,000	25,000
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	8,835	9,558
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/2/2026 (d)	15,000	15,000
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund Series 2016-A, Rev., 5.00%, 10/1/2026	100	102
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	25
Series 2015, Rev., 5.00%, 10/1/2026	55	56
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,341
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	13,190
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Public Finance Authority, Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	409
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	150	150
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	142
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	632
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	281
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	207
Series 2019, Rev., 5.00%, 8/1/2026	100	101
Series 2017, Rev., 5.00%, 8/1/2029	25	26
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	40
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	200	206
Total Texas		212,750
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	1,710	1,904
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	201
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	76
Total Utah		2,206
Virginia — 2.4%
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	71
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	40
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 1.92%, 3/11/2026 (d)	22,000	22,000
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	9,000	9,085
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d)	1,000	1,019
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.00%, 3/2/2026 (d)	15,000	15,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2020A, Rev., 5.00%, 2/1/2027	125	128
Series 2017A, Rev., 5.00%, 9/1/2027	50	52
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	72
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	75
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	20
Rev., GAN, 5.00%, 9/15/2028	750	783
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,735
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	852
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 1.95%, 3/2/2026 (d)	5,000	5,000
Total Virginia		60,123
Washington — 1.3%
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,637
County of King Sewer Series 2025A, Rev., 5.00%, 7/1/2027	1,600	1,662
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
County of King, Limited Tax Series 2025B, GO, 5.00%, 6/1/2028	3,075	3,269
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,622
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,443
Series 2017-A, Rev., 5.00%, 7/1/2027	250	260
Series 2020A, Rev., 5.00%, 7/1/2027	85	88
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,038
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,880
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,664
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	139
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2026	60	61
Series 2016, Rev., 5.00%, 2/1/2027	465	467
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,402
Series A, Rev., 5.00%, 5/1/2027	45	46
Series 2022A, Rev., 5.00%, 8/1/2027	250	260
Rev., 5.00%, 2/1/2028	165	165
Series 2022A, Rev., 5.00%, 8/1/2028	145	155
Series 2016, Rev., 5.00%, 2/1/2029	155	155
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,970
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,095
State of Washington Motor Vehicle Fuel Tax
Series R-2021A, GO, 5.00%, 6/1/2027	125	129
Series R-2026B, GO, 5.00%, 7/1/2027	4,000	4,154
State of Washington, Various Purpose
Series R-2017A, GO, 5.00%, 8/1/2026	110	111
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	56
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,355
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	88
Series R-2017A, GO, 5.00%, 8/1/2027	40	40
Series R-2018 D, GO, 5.00%, 8/1/2027	135	141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	1,000	1,001
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,738
Total Washington		33,462
West Virginia — 0.4%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	120	125
Series 2017A, Rev., 5.00%, 9/1/2028	375	390
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 2.15%, 3/11/2026 (d)	9,100	9,100
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	20
Total West Virginia		9,666
Wisconsin — 2.7%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	420
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	3,000	3,039
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,111
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,037
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	170	170
State of Wisconsin
Series 2016-2, GO, 5.00%, 5/1/2026	50	50
Series 2017-2, GO, 5.00%, 11/1/2026	1,440	1,468
Series 2025-2, GO, 5.00%, 5/1/2027	2,000	2,067
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,088
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,114
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	45
Series 2017-2, Rev., 5.00%, 7/1/2026	100	101
Series 2021A, Rev., 5.00%, 7/1/2026	20	20
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,186
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,118
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,700	2,902
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	517
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,623
Series 2016A, Rev., 5.00%, 11/15/2026	350	352
Series 2016A, Rev., 5.00%, 11/15/2028	595	598
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.05%, 3/2/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 1.75%, 3/11/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (d)	2,800	2,836
Total Wisconsin		67,887
Total Municipal Bonds (Cost $2,153,209)		2,163,503
	SHARES (000)
Short-Term Investments — 14.9%
Investment Companies — 14.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (g) (h) (Cost $379,885)	379,854	379,892
Total Investments — 100.0% (Cost $2,533,094)		2,543,395
Other Assets in Excess of Liabilities — 0.0% ^		139
NET ASSETS — 100.0%		2,543,534

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$448,432	$433,492	$787,225
Investments in affiliates, at value	43,458	31,041	44,215
Options purchased, at value	199	189	—
Cash	—	— (a)	—
Deposits at broker for futures contracts	267	263	279
Receivables:
Investment securities sold	116	—	201
Investment securities sold — delayed delivery securities	250	1,084	501
Fund shares sold	67	282	704
Interest from non-affiliates	4,382	4,697	9,510
Dividends from affiliates	69	55	75
Variation margin on futures contracts	37	36	33
Total Assets	497,277	471,139	842,743
LIABILITIES:
Payables:
Due to custodian	— (a)	—	— (a)
Investment securities purchased	230	—	2,917
Investment securities purchased — delayed delivery securities	7,946	1,080	2,575
Fund shares redeemed	45	107	1,219
Options written, at value	117	111	—
Accrued liabilities:
Investment advisory fees	82	79	97
Administration fees	14	14	8
Distribution fees	24	28	23
Service fees	15	13	38
Custodian and accounting fees	13	11	17
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	48	45	36
Total Liabilities	8,534	1,488	6,930
Net Assets	$488,743	$469,651	$835,813

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$497,705	$475,413	$886,106
Total distributable earnings (loss)	(8,962)	(5,762)	(50,293)
Total Net Assets	$488,743	$469,651	$835,813
Net Assets:
Class A	$110,674	$132,708	$113,098
Class C	4,834	9,002	1,437
Class I	197,100	165,392	402,502
Class R6	176,135	162,549	318,776
Total	$488,743	$469,651	$835,813
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,629	20,567	11,000
Class C	468	1,394	138
Class I	19,434	25,480	38,896
Class R6	17,373	25,055	30,821
Net Asset Value (a):
Class A — Redemption price per share	$10.41	$6.45	$10.28
Class C — Offering price per share (b)	10.31	6.45	10.40
Class I — Offering and redemption price per share	10.14	6.49	10.35
Class R6 — Offering and redemption price per share	10.14	6.49	10.34
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.82	$6.70	$10.52
Cost of investments in non-affiliates	$436,888	$424,070	$772,686
Cost of investments in affiliates	43,457	31,040	44,214
Cost of options purchased	117	111	—
Premiums received from options written	70	67	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$810,279	$2,163,503
Investments in affiliates, at value	43,227	379,892
Options purchased, at value	352	—
Cash	—	15
Deposits at broker for futures contracts	490	—
Receivables:
Investment securities sold	201	—
Investment securities sold — delayed delivery securities	2,523	—
Fund shares sold	836	5,280
Interest from non-affiliates	8,478	26,816
Dividends from affiliates	87	621
Variation margin on futures contracts	66	—
Due from adviser	—	32
Total Assets	866,539	2,576,159
LIABILITIES:
Payables:
Due to custodian	— (a)	—
Investment securities purchased	5,297	17,500
Investment securities purchased — delayed delivery securities	7,871	3,368
Fund shares redeemed	597	11,039
Options written, at value	207	—
Accrued liabilities:
Investment advisory fees	181	—
Administration fees	43	—
Distribution fees	53	29
Service fees	16	332
Custodian and accounting fees	14	48
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	93	309
Total Liabilities	14,372	32,625
Net Assets	$852,167	$2,543,534

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$903,883	$2,573,896
Total distributable earnings (loss)	(51,716)	(30,362)
Total Net Assets	$852,167	$2,543,534
Net Assets:
Class A	$262,952	$152,789
Class C	5,171	—
Class I	273,843	2,390,745
Class R6	310,201	—
Total	$852,167	$2,543,534
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	24,086	15,198
Class C	479	—
Class I	25,215	238,074
Class R6	28,565	—
Net Asset Value (a):
Class A — Redemption price per share	$10.92	$10.05
Class C — Offering price per share (b)	10.81	—
Class I — Offering and redemption price per share	10.86	10.04
Class R6 — Offering and redemption price per share	10.86	—
Class A maximum sales charge	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$11.35	$—
Cost of investments in non-affiliates	$784,375	$2,153,209
Cost of investments in affiliates	43,224	379,885
Cost of options purchased	207	—
Premiums received from options written	124	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	67

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$14,553	$15,544	$25,198
Interest income from affiliates	1	— (a)	1
Dividend income from affiliates	900	578	1,127
Total investment income	15,454	16,122	26,326
EXPENSES:
Investment advisory fees	1,241	1,231	2,012
Administration fees	310	308	604
Distribution fees:
Class A	255	293	255
Class C	40	51	11
Service fees:
Class A	255	293	255
Class C	13	17	4
Class I	361	393	959
Custodian and accounting fees	67	55	91
Interest expense to affiliates	1	2	1
Professional fees	61	64	67
Trustees’ and Chief Compliance Officer’s fees	26	26	27
Printing and mailing costs	21	27	25
Registration and filing fees	66	62	47
Transfer agency fees (See Note 2.I.)	10	15	13
Other	18	25	15
Total expenses	2,745	2,862	4,386
Less fees waived	(888)	(928)	(2,108)
Less expense reimbursements	(58)	(71)	—
Net expenses	1,799	1,863	2,278
Net investment income (loss)	13,655	14,259	24,048

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,494)	$(4,026)	$(541)
Investments in affiliates	— (a)	— (a)	— (a)
Options purchased	(225)	(225)	(7)
Futures contracts	250	252	391
Options written	156	156	—
Net realized gain (loss)	(2,313)	(3,843)	(157)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,516	6,290	11,265
Investments in affiliates	—	(1)	—
Options purchased	85	82	4
Futures contracts	43	41	38
Options written	(47)	(44)	—
Change in net unrealized appreciation/depreciation	8,597	6,368	11,307
Net realized/unrealized gains (losses)	6,284	2,525	11,150
Change in net assets resulting from operations	$19,939	$16,784	$35,198

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,899	$63,791
Interest income from affiliates	— (a)	2
Dividend income from affiliates	1,137	6,639
Total investment income	34,036	70,432
EXPENSES:
Investment advisory fees	2,379	3,549
Administration fees	595	1,775
Distribution fees:
Class A	626	463
Class C	49	—
Service fees:
Class A	626	463
Class C	16	—
Class I	665	5,453
Custodian and accounting fees	74	250
Interest expense to affiliates	— (a)	19
Professional fees	74	71
Trustees’ and Chief Compliance Officer’s fees	27	30
Printing and mailing costs	30	15
Registration and filing fees	127	—
Transfer agency fees (See Note 2.I.)	20	20
Other	30	33
Total expenses	5,338	12,141
Less fees waived	(1,336)	(7,580)
Net expenses	4,002	4,561
Net investment income (loss)	30,034	65,871

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(8,853)	$(252)
Investments in affiliates	— (a)	— (a)
Options purchased	(427)	—
Futures contracts	413	—
Options written	297	—
Net realized gain (loss)	(8,570)	(252)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,501	8,346
Options purchased	151	—
Futures contracts	77	—
Options written	(83)	—
Change in net unrealized appreciation/depreciation	12,646	8,346
Net realized/unrealized gains (losses)	4,076	8,094
Change in net assets resulting from operations	$34,110	$73,965

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,655	$10,062	$14,259	$12,248
Net realized gain (loss)	(2,313)	(557)	(3,843)	(149)
Change in net unrealized appreciation/depreciation	8,597	(1,588)	6,368	(2,430)
Change in net assets resulting from operations	19,939	7,917	16,784	9,669
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,159)	(3,002)	(3,990)	(3,722)
Class C	(138)	(189)	(195)	(245)
Class I	(4,831)	(2,601)	(5,422)	(4,188)
Class R6	(5,487)	(4,265)	(4,618)	(4,088)
Total distributions to shareholders	(13,615)	(10,057)	(14,225)	(12,243)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	105,065	72,833	74,490	21,474
NET ASSETS:
Change in net assets	111,389	70,693	77,049	18,900
Beginning of period	377,354	306,661	392,602	373,702
End of period	$488,743	$377,354	$469,651	$392,602
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,048	$22,794	$30,034	$24,437
Net realized gain (loss)	(157)	(6,902)	(8,570)	(6,087)
Change in net unrealized appreciation/depreciation	11,307	8,759	12,646	4,128
Change in net assets resulting from operations	35,198	24,651	34,110	22,478
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,664)	(2,126)	(8,978)	(8,593)
Class C	(30)	(35)	(194)	(216)
Class I	(11,574)	(10,524)	(10,175)	(9,178)
Class R6	(9,792)	(10,088)	(10,581)	(6,415)
Total distributions to shareholders	(24,060)	(22,773)	(29,928)	(24,402)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,227	(22,828)	169,021	(152,130)
NET ASSETS:
Change in net assets	41,365	(20,950)	173,203	(154,054)
Beginning of period	794,448	815,398	678,964	833,018
End of period	$835,813	$794,448	$852,167	$678,964
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,871	$57,673
Net realized gain (loss)	(252)	(1,316)
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	8,346	9,017
Change in net assets resulting from operations	73,965	65,374
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,735)	(4,968)
Class I	(61,006)	(52,742)
Total distributions to shareholders	(65,741)	(57,710)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	353,737	433,407
NET ASSETS:
Change in net assets	361,961	441,071
Beginning of period	2,181,573	1,740,502
End of period	$2,543,534	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,357	$18,394	$41,832	$16,865
Distributions reinvested	3,093	2,944	3,920	3,651
Cost of shares redeemed	(27,585)	(27,186)	(30,220)	(26,472)
Change in net assets resulting from Class A capital transactions	7,865	(5,848)	15,532	(5,956)
Class C
Proceeds from shares issued	1,211	786	4,634	1,487
Distributions reinvested	138	189	194	243
Cost of shares redeemed	(3,471)	(3,481)	(3,394)	(4,990)
Change in net assets resulting from Class C capital transactions	(2,122)	(2,506)	1,434	(3,260)
Class I
Proceeds from shares issued	129,412	106,616	107,879	52,748
Distributions reinvested	4,826	2,592	5,342	4,140
Cost of shares redeemed	(45,158)	(68,795)	(89,667)	(27,980)
Change in net assets resulting from Class I capital transactions	89,080	40,413	23,554	28,908
Class R6
Proceeds from shares issued	49,575	104,792	63,596	27,912
Distributions reinvested	5,471	4,250	4,611	4,080
Cost of shares redeemed	(44,804)	(68,268)	(34,237)	(30,210)
Change in net assets resulting from Class R6 capital transactions	10,242	40,774	33,970	1,782
Total change in net assets resulting from capital transactions	$105,065	$72,833	$74,490	$21,474
SHARE TRANSACTIONS:
Class A
Issued	3,185	1,786	6,575	2,618
Reinvested	304	287	621	569
Redeemed	(2,721)	(2,644)	(4,767)	(4,120)
Change in Class A Shares	768	(571)	2,429	(933)
Class C
Issued	120	77	726	230
Reinvested	14	18	31	38
Redeemed	(345)	(342)	(537)	(777)
Change in Class C Shares	(211)	(247)	220	(509)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	13,030	10,597	16,946	8,122
Reinvested	486	259	840	642
Redeemed	(4,562)	(6,847)	(14,058)	(4,334)
Change in Class I Shares	8,954	4,009	3,728	4,430
Class R6
Issued	5,016	10,449	9,948	4,312
Reinvested	553	425	726	632
Redeemed	(4,546)	(6,821)	(5,410)	(4,678)
Change in Class R6 Shares	1,023	4,053	5,264	266
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50,951	$28,352	$75,388	$60,267
Distributions reinvested	2,652	2,112	8,893	8,466
Cost of shares redeemed	(26,443)	(32,272)	(68,509)	(71,196)
Change in net assets resulting from Class A capital transactions	27,160	(1,808)	15,772	(2,463)
Class C
Proceeds from shares issued	787	100	2,893	2,051
Distributions reinvested	30	35	194	216
Cost of shares redeemed	(729)	(833)	(5,151)	(2,756)
Change in net assets resulting from Class C capital transactions	88	(698)	(2,064)	(489)
Class I
Proceeds from shares issued	154,677	166,645	89,668	119,095
Distributions reinvested	11,506	10,466	10,020	8,949
Cost of shares redeemed	(160,869)	(143,171)	(90,728)	(88,511)
Change in net assets resulting from Class I capital transactions	5,314	33,940	8,960	39,533
Class R6
Proceeds from shares issued	47,510	24,701	168,840	28,066
Distributions reinvested	9,694	9,939	10,575	6,411
Cost of shares redeemed	(59,539)	(88,902)	(33,062)	(223,188)
Change in net assets resulting from Class R6 capital transactions	(2,335)	(54,262)	146,353	(188,711)
Total change in net assets resulting from capital transactions	$30,227	$(22,828)	$169,021	$(152,130)
SHARE TRANSACTIONS:
Class A
Issued	5,027	2,800	7,061	5,544
Reinvested	261	209	832	781
Redeemed	(2,607)	(3,189)	(6,405)	(6,554)
Change in Class A Shares	2,681	(180)	1,488	(229)
Class C
Issued	76	10	276	189
Reinvested	3	3	18	20
Redeemed	(70)	(82)	(486)	(256)
Change in Class C Shares	9	(69)	(192)	(47)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	15,116	16,342	8,446	10,962
Reinvested	1,125	1,031	943	830
Redeemed	(15,726)	(14,083)	(8,561)	(8,189)
Change in Class I Shares	515	3,290	828	3,603
Class R6
Issued	4,647	2,428	15,776	2,594
Reinvested	949	979	994	595
Redeemed	(5,820)	(8,735)	(3,115)	(20,653)
Change in Class R6 Shares	(224)	(5,328)	13,655	(17,464)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	February 28, 2026

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2026	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,662	$174,409
Distributions reinvested	4,533	4,825
Cost of shares redeemed	(103,079)	(137,636)
Change in net assets resulting from Class A capital transactions	(56,884)	41,598
Class I
Proceeds from shares issued	1,481,577	1,314,901
Distributions reinvested	60,928	52,618
Cost of shares redeemed	(1,131,884)	(975,710)
Change in net assets resulting from Class I capital transactions	410,621	391,809
Total change in net assets resulting from capital transactions	$353,737	$433,407
SHARE TRANSACTIONS:
Class A
Issued	4,163	17,427
Reinvested	452	483
Redeemed	(10,276)	(13,761)
Change in Class A Shares	(5,661)	4,149
Class I
Issued	147,779	131,489
Reinvested	6,084	5,269
Redeemed	(112,892)	(97,581)
Change in Class I Shares	40,971	39,177
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$10.29	$0.33	$0.10	$0.43	$(0.31)
Year Ended February 28, 2025	10.34	0.30	(0.06)	0.24	(0.29)
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)
Class C
Year Ended February 28, 2026	10.19	0.27	0.11	0.38	(0.26)
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)
Class I
Year Ended February 28, 2026	10.03	0.33	0.11	0.44	(0.33)
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)
Class R6
Year Ended February 28, 2026	10.02	0.34	0.11	0.45	(0.33)
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.41	4.34%	$110,674	0.54%	3.19%	0.94%	41%
10.29	2.41	101,429	0.54	2.93	0.95	61
10.34	4.45	107,875	0.55	2.53	0.97	36
10.15	(3.04)	104,073	0.58	2.00	0.96	25
10.68	(2.05)	136,939	0.60	1.43	0.94	11

10.31	3.86	4,834	1.04	2.70	1.45	41
10.19	1.81	6,928	1.04	2.43	1.46	61
10.25	3.95	9,492	1.05	2.00	1.48	36
10.06	(3.56)	17,015	1.08	1.49	1.46	25
10.59	(2.47)	24,442	1.10	0.93	1.43	11

10.14	4.47	197,100	0.44	3.29	0.69	41
10.03	2.48	105,090	0.44	3.04	0.70	61
10.09	4.67	65,275	0.45	2.65	0.72	36
9.90	(3.01)	47,695	0.49	2.06	0.70	25
10.43	(1.90)	80,566	0.50	1.53	0.68	11

10.14	4.68	176,135	0.34	3.39	0.44	41
10.02	2.48	163,907	0.34	3.13	0.45	61
10.09	4.77	124,019	0.35	2.74	0.47	36
9.90	(2.92)	111,313	0.38	2.19	0.45	25
10.43	(1.80)	144,407	0.40	1.63	0.43	11

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$6.43	$0.21	$0.02	$0.23	$(0.21)
Year Ended February 28, 2025	6.47	0.20	(0.04)	0.16	(0.20)
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)
Class C
Year Ended February 28, 2026	6.43	0.18	0.02	0.20	(0.18)
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)
Class I
Year Ended February 28, 2026	6.46	0.22	0.03	0.25	(0.22)
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)
Class R6
Year Ended February 28, 2026	6.46	0.23	0.03	0.26	(0.23)
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$6.45	3.76%	$132,708	0.55%	3.39%	0.95%	52%
6.43	2.60	116,584	0.54	3.18	0.94	51
6.47	4.34	123,310	0.55	2.68	0.96	37
6.37	(3.04)	123,246	0.68	2.10	0.95	30
6.71	(1.55)	143,940	0.75	1.60	0.94	10

6.45	3.24	9,002	1.05	2.89	1.45	52
6.43	2.08	7,551	1.04	2.67	1.45	51
6.47	3.80	10,882	1.05	2.15	1.46	37
6.37	(3.53)	19,364	1.19	1.59	1.45	30
6.71	(2.05)	24,776	1.25	1.10	1.44	10

6.49	4.00	165,392	0.45	3.48	0.69	52
6.46	2.69	140,600	0.44	3.28	0.69	51
6.50	4.42	112,611	0.45	2.79	0.70	37
6.40	(2.97)	89,832	0.48	2.33	0.70	30
6.75	(1.16)	76,802	0.50	1.85	0.69	10

6.49	4.10	162,549	0.35	3.59	0.44	52
6.46	2.79	127,867	0.34	3.38	0.44	51
6.50	4.52	126,899	0.35	2.88	0.45	37
6.40	(2.73)	129,008	0.38	2.41	0.44	30
6.74	(1.20)	127,964	0.40	1.95	0.43	10

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2026	$10.15	$0.26	$0.13	$0.39	$(0.26)
Year Ended February 28, 2025	10.12	0.26	0.03	0.29	(0.26)
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)
Class C
Year Ended February 28, 2026	10.26	0.21	0.14	0.35	(0.21)
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)
Class I
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.31)
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)
Class R6
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.32)
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	February 28, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.28	3.95%	$113,098	0.69%	2.57%	0.86%	33%
10.15	2.88	84,416	0.69	2.53	0.87	51
10.12	3.08	86,007	0.70	1.98	0.87	44
10.02	(2.86)	95,647	0.70	1.36	0.87	8
10.46	(1.96)	93,976	0.70	1.02	0.85	21

10.40	3.48	1,437	1.19	2.07	1.41	33
10.26	2.42	1,326	1.19	2.02	1.40	51
10.22	2.52	2,020	1.20	1.47	1.39	44
10.12	(3.34)	2,590	1.20	0.85	1.37	8
10.56	(2.45)	3,473	1.20	0.52	1.36	21

10.35	4.49	402,502	0.24	3.03	0.61	33
10.21	3.33	391,871	0.24	2.98	0.62	51
10.18	3.53	357,230	0.25	2.42	0.62	44
10.08	(2.41)	472,108	0.25	1.79	0.61	8
10.52	(1.51)	823,600	0.25	1.47	0.60	21

10.34	4.44	318,776	0.19	3.08	0.36	33
10.21	3.38	316,835	0.19	3.02	0.37	51
10.18	3.58	370,141	0.20	2.46	0.37	44
10.08	(2.36)	508,403	0.20	1.85	0.37	8
10.52	(1.37)	632,795	0.20	1.52	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2026	$10.89	$0.39	$0.02	$0.41	$(0.38)
Year Ended February 28, 2025	10.90	0.38	(0.01)	0.37	(0.38)
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)
Class C
Year Ended February 28, 2026	10.78	0.32	0.03	0.35	(0.32)
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)
Class I
Year Ended February 28, 2026	10.83	0.41	0.03	0.44	(0.41)
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)
Class R6
Year Ended February 28, 2026	10.83	0.42	0.02	0.44	(0.41)
Year Ended February 28, 2025	10.84	0.40	—(d )	0.40	(0.41)
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.92	3.93%	$262,952	0.67%	3.63%	0.93%	54%
10.89	3.46	246,032	0.66	3.46	0.93	71
10.90	5.44	248,803	0.66	3.50	0.94	55
10.70	(9.24)	254,468	0.67	2.99	0.95	42
12.15	(0.40)	330,640	0.67	2.12	0.94	16

10.81	3.36	5,171	1.25	3.05	1.44	54
10.78	2.80	7,242	1.24	2.88	1.44	71
10.80	4.88	7,752	1.25	2.92	1.45	55
10.60	(9.78)	8,546	1.25	2.39	1.45	42
12.04	(0.99)	12,535	1.25	1.54	1.44	16

10.86	4.18	273,843	0.45	3.85	0.67	54
10.83	3.61	264,191	0.44	3.67	0.68	71
10.85	5.71	225,434	0.44	3.73	0.69	55
10.65	(9.00)	128,202	0.45	3.20	0.70	42
12.09	(0.27)	173,023	0.45	2.34	0.69	16

10.86	4.23	310,201	0.40	3.90	0.42	54
10.83	3.76	161,499	0.39	3.73	0.43	71
10.84	5.76	351,029	0.39	3.80	0.43	55
10.64	(9.04)	157,191	0.40	3.29	0.45	42
12.09	(0.22)	153,754	0.40	2.39	0.44	16

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	J.P. Morgan Municipal Bond Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2026	$10.02	$0.26	$0.03	$0.29	$(0.26)
Year Ended February 28, 2025	9.98	0.28	0.04	0.32	(0.28)
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)
Class I
Year Ended February 28, 2026	10.01	0.28	0.03	0.31	(0.28)
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

88

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.05	2.92%	$152,789	0.38%	2.62%	0.75%	58%
10.02	3.25	208,973	0.44	2.80	0.75	70
9.98	3.41	166,704	0.44	2.48	0.75	74
9.90	0.18	263,135	0.44	1.27	0.76	16
9.98	(0.83)	72,506	0.45	0.06	0.75	33

10.04	3.14	2,390,745	0.18	2.80	0.49	58
10.01	3.46	1,972,600	0.24	3.00	0.50	70
9.97	3.66	1,573,798	0.24	2.72	0.50	74
9.89	0.27	2,073,626	0.24	1.04	0.51	16
9.98	(0.53)	3,984,195	0.25	0.26	0.50	33

89

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Effective as of the close of business on April 22, 2025, Class A of the Ultra-Short Municipal Fund is publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Class unless they meet certain requirements as described in the Class' prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

90	J.P. Morgan Municipal Bond Funds	February 28, 2026

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$448,432	$—	$448,432
Options Purchased	199	—	—	199
Short-Term Investments
Investment Companies	43,458	—	—	43,458
Total Investments in Securities	$43,657	$448,432	$—	$492,089
Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—	$43
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(117)	$—	$—	$(117)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(74)	$—	$—	$(74)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$433,492	$—	$433,492

February 28, 2026	J.P. Morgan Municipal Bond Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased	$189	$—	$—	$189
Short-Term Investments
Investment Companies	31,041	—	—	31,041
Total Investments in Securities	$31,230	$433,492	$—	$464,722
Appreciation in Other Financial Instruments
Futures Contracts	$41	$—	$—	$41
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(111)	$—	$—	$(111)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(70)	$—	$—	$(70)

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$2	$—	$2
Municipal Bonds	—	787,223	—	787,223
Short-Term Investments
Investment Companies	44,215	—	—	44,215
Total Investments in Securities	$44,215	$787,225	$—	$831,440
Appreciation in Other Financial Instruments
Futures Contracts	$38	$—	$—	$38

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$810,279	$—	$810,279
Options Purchased	352	—	—	352
Short-Term Investments
Investment Companies	43,227	—	—	43,227
Total Investments in Securities	$43,579	$810,279	$—	$853,858
Appreciation in Other Financial Instruments
Futures Contracts	$77	$—	$—	$77
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(207)	$—	$—	$(207)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(130)	$—	$—	$(130)

92	J.P. Morgan Municipal Bond Funds	February 28, 2026

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,163,503	$—	$2,163,503
Short-Term Investments
Investment Companies	379,892	—	—	379,892
Total Investments in Securities	$379,892	$2,163,503	$—	$2,543,395
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

February 28, 2026	J.P. Morgan Municipal Bond Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$36,833	$220,102	$213,477	$— (c)	$—	$43,458	43,454	$900	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

New York Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$20,688	$218,777	$208,423	$— (c)	$(1)	$31,041	31,037	$578	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$21,444	$399,417	$376,646	$— (c)	$—	$44,215	44,211	$1,127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

94	J.P. Morgan Municipal Bond Funds	February 28, 2026

Tax Free Bond Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$57,116	$382,581	$396,470	$— (c)	$—	$43,227	43,223	$1,137	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.

Ultra-Short Municipal Fund
For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.78% (a) (b)	$217,364	$1,674,632	$1,512,104	$— (c)	$—	$379,892	379,854	$6,639	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
(c)	Amount rounds to less than one thousand.
F. Options —California Tax Free Bond, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

February 28, 2026	J.P. Morgan Municipal Bond Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended February 28, 2026 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$7,911	$7,956	$13,194	$20,964
Average Notional Balance Short	(3,395)	(3,486)	(3,395)	(6,552)
Ending Notional Balance Long	9,899	9,558	8,761	17,750
Exchange-Traded Options:
Average Number of Contracts Purchased	708	697	16	1,312
Average Number of Contracts Written	(692)	(681)	—	(1,285)
Ending Number of Contracts Purchased	1,500	1,425	—	2,650
Ending Number of Contracts Written	(1,500)	(1,425)	—	(2,650)
The Funds' derivatives contracts held at February 28, 2026 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

96	J.P. Morgan Municipal Bond Funds	February 28, 2026

I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$5	$1	$3	$1	$10
New York Tax Free Bond Fund
Transfer agency fees	10	1	3	1	15
Short-Intermediate Municipal Bond Fund
Transfer agency fees	3	1	4	5	13
Tax Free Bond Fund
Transfer agency fees	12	1	4	3	20
Ultra-Short Municipal Fund
Transfer agency fees	4	n/a	16	n/a	20
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$59	$(59)
New York Tax Free Bond Fund	—	58	(58)
Short-Intermediate Municipal Bond Fund	—	135	(135)
Tax Free Bond Fund	—	100	(100)
Ultra-Short Municipal Fund	—	(70)	70
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.

February 28, 2026	J.P. Morgan Municipal Bond Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
L. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$3	$—
New York Tax Free Bond Fund	2	1
Short-Intermediate Municipal Bond Fund	3	—
Tax Free Bond Fund	7	—

98	J.P. Morgan Municipal Bond Funds	February 28, 2026

D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.38 (1)	n/a	0.18 (1)	n/a

(1)	Prior to April 16, 2025, the contractual expense limitations were 0.45% and 0.25% for Class A and Class I, respectively.
The expense limitation agreements were in effect for the year ended February 28, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.

February 28, 2026	J.P. Morgan Municipal Bond Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
For the year ended February 28, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$218	$144	$486	$848	$58
New York Tax Free Bond Fund	214	142	547	903	71
Short-Intermediate Municipal Bond Fund	774	516	769	2,059	—
Tax Free Bond Fund	94	63	1,130	1,287	—
Ultra-Short Municipal Fund	3,549	1,775	1,972	7,296	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 were as follows:

California Tax Free Bond Fund	$40
New York Tax Free Bond Fund	25
Short-Intermediate Municipal Bond Fund	49
Tax Free Bond Fund	49
Ultra-Short Municipal Fund	284
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$250,946	$153,559
New York Tax Free Bond Fund	260,376	200,616
Short-Intermediate Municipal Bond Fund	274,186	247,168
Tax Free Bond Fund	582,500	399,839
Ultra-Short Municipal Fund	1,402,226	1,161,955
During the year ended February 28, 2026, there were no purchases or sales of U.S. Government securities.

100	J.P. Morgan Municipal Bond Funds	February 28, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$480,456	$14,037	$2,478	$11,559
New York Tax Free Bond Fund	455,189	11,517	2,054	9,463
Short-Intermediate Municipal Bond Fund	817,042	15,794	1,358	14,436
Tax Free Bond Fund	827,623	31,020	4,915	26,105
Ultra-Short Municipal Fund	2,533,046	10,682	333	10,349
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$160	$13,455	$13,615
New York Tax Free Bond Fund	179	14,046	14,225
Short-Intermediate Municipal Bond Fund	29	24,031	24,060
Tax Free Bond Fund	113	29,815	29,928
Ultra-Short Municipal Fund	30	65,711	65,741

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$148	$9,909	$10,057
New York Tax Free Bond Fund	66	12,177	12,243
Short-Intermediate Municipal Bond Fund	18	22,755	22,773
Tax Free Bond Fund	633	23,769	24,402
Ultra-Short Municipal Fund	119	57,591	57,710

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2026	J.P. Morgan Municipal Bond Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(20,558)	$88	$11,559
New York Tax Free Bond Fund	(15,021)	80	9,463
Short-Intermediate Municipal Bond Fund	(64,634)	170	14,436
Tax Free Bond Fund	(76,714)	153	26,105
Ultra-Short Municipal Fund	(40,592)	103	10,349

The cumulative timing differences primarily consist of tax adjustments on certain investments and post-October capital loss deferrals.
As of February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$5,622	$14,936
New York Tax Free Bond Fund	6,651	8,370
Short-Intermediate Municipal Bond Fund	16,785	47,849
Tax Free Bond Fund	24,842	51,872
Ultra-Short Municipal Fund	10,712	29,880
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
New York Tax Free Bond Fund	$151	$67
Short-Intermediate Municipal Bond Fund	185	—
Tax Free Bond Fund	(294)	1,484
Ultra-Short Municipal Fund	21	145
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.

102	J.P. Morgan Municipal Bond Funds	February 28, 2026

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	74.0%	1	10.3%
New York Tax Free Bond Fund	1	69.2	—	—
Short-Intermediate Municipal Bond Fund	1	77.3	—	—
Tax Free Bond Fund	1	54.4	2	27.8
Ultra-Short Municipal Fund	1	87.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

February 28, 2026	J.P. Morgan Municipal Bond Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Reorganization
At a meeting held on February 10-12, 2026, the JPM I’s Board approved the reorganizations (the “Reorganizations”) of California Tax Free Bond Fund and JPM New York Tax Free Bond Fund into newly created exchange-traded funds, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) and JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”), respectively, each a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganizations, the California Tax Free Bond Fund’s performance and financial history will be adopted by JPM California Tax Free Bond ETF and New York Tax Free Bond Fund’s performance and financial history will be adopted by JPM New York Tax Free Bond ETF. JPM California Tax Free Bond ETF and JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as California Tax Free Bond Fund and New York Tax Free Bond Fund, respectively.

104	J.P. Morgan Municipal Bond Funds	February 28, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (two of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (two of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2026	J.P. Morgan Municipal Bond Funds	105

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2026:
Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$13,455
JPMorgan New York Tax Free Bond Fund	14,046
JPMorgan Short-Intermediate Municipal Bond Fund	24,031
JPMorgan Tax Free Bond Fund	29,815
JPMorgan Ultra-Short Municipal Fund	65,711

106	J.P. Morgan Municipal Bond Funds	February 28, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-MUNIBOND-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 7, 2026